Brighthouse Funds Trust I

Schedule of Investments
September 30, 2022

Brighthouse Funds Trust I

Schedule of Investments as of September 30, 2022

AB Global Dynamic Allocation Portfolio	BHFTI-1

AB International Bond Portfolio	BHFTI-26

Allspring Mid Cap Value Portfolio	BHFTI-43

American Funds Balanced Allocation Portfolio	BHFTI-47

American Funds Growth Allocation Portfolio	BHFTI-48

American Funds Growth Portfolio	BHFTI-49

American Funds Moderate Allocation Portfolio	BHFTI-50

BlackRock Global Tactical Strategies Portfolio	BHFTI-51

BlackRock High Yield Portfolio	BHFTI-55

Brighthouse Asset Allocation 100 Portfolio	BHFTI-83

Brighthouse Balanced Plus Portfolio	BHFTI-84

Brighthouse Small Cap Value Portfolio	BHFTI-88

Brighthouse/abrdn Emerging Markets Equity Portfolio	BHFTI-94

Brighthouse/Artisan International Portfolio	BHFTI-97

Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-101

Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-115

Brighthouse/Templeton International Bond Portfolio	BHFTI-133

Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-137

CBRE Global Real Estate Portfolio	BHFTI-143

Harris Oakmark International Portfolio	BHFTI-147

Invesco Balanced-Risk Allocation Portfolio	BHFTI-150

Invesco Comstock Portfolio	BHFTI-155

Invesco Global Equity Portfolio	BHFTI-160

Invesco Small Cap Growth Portfolio	BHFTI-164

JPMorgan Core Bond Portfolio	BHFTI-169

JPMorgan Global Active Allocation Portfolio	BHFTI-189

JPMorgan Small Cap Value Portfolio	BHFTI-213

Loomis Sayles Global Allocation Portfolio	BHFTI-221

Loomis Sayles Growth Portfolio	BHFTI-234

MetLife Multi-Index Targeted Risk Portfolio	BHFTI-237

MFS® Research International Portfolio	BHFTI-239

Morgan Stanley Discovery Portfolio	BHFTI-243

PanAgora Global Diversified Risk Portfolio	BHFTI-248

PIMCO Inflation Protected Bond Portfolio	BHFTI-266

PIMCO Total Return Portfolio	BHFTI-280

Schroders Global Multi-Asset Portfolio	BHFTI-303

SSGA Emerging Markets Enhanced Index Portfolio	BHFTI-322

SSGA Growth and Income ETF Portfolio	BHFTI-332

SSGA Growth ETF Portfolio	BHFTI-335

T. Rowe Price Large Cap Value Portfolio	BHFTI-338

T. Rowe Price Mid Cap Growth Portfolio	BHFTI-342

TCW Core Fixed Income Portfolio	BHFTI-349

Victory Sycamore Mid Cap Value Portfolio	BHFTI-360

Western Asset Management Government Income Portfolio	BHFTI-364

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—55.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Airbus SE	33,864	$2,925,588
BAE Systems plc	180,804	1,588,513
Boeing Co. (The) (a) (b)	12,445	1,506,841
Dassault Aviation S.A.	1,466	166,499
Elbit Systems, Ltd.	1,546	292,825
General Dynamics Corp.	5,014	1,063,820
Howmet Aerospace, Inc.	8,243	254,956
Huntington Ingalls Industries, Inc.	891	197,357
Kongsberg Gruppen ASA	5,070	153,793
L3Harris Technologies, Inc.	4,266	886,603
Lockheed Martin Corp.	5,261	2,032,272
MTU Aero Engines AG	3,084	465,386
Northrop Grumman Corp.	3,242	1,524,778
Raytheon Technologies Corp.	32,920	2,694,831
Rheinmetall AG	2,505	388,006
Rolls-Royce Holdings plc (a)	474,396	364,571
Safran S.A.	19,581	1,780,395
Singapore Technologies Engineering, Ltd.	88,514	219,415
Textron, Inc.	4,716	274,754
Thales S.A.	6,113	674,263
TransDigm Group, Inc.	1,149	603,018

		20,058,484

Air Freight & Logistics—0.3%
C.H. Robinson Worldwide, Inc. (b)	2,762	266,008
Deutsche Post AG	56,787	1,727,937
DSV A/S	10,725	1,243,093
Expeditors International of Washington, Inc.	3,647	322,067
FedEx Corp.	5,330	791,345
Nippon Express Holdings, Inc.	4,411	223,039
SG Holdings Co., Ltd.	16,338	222,035
United Parcel Service, Inc. - Class B	16,317	2,635,848
Yamato Holdings Co., Ltd.	16,730	250,446

		7,681,818

Airlines—0.1%
Alaska Air Group, Inc. (a)	2,826	110,638
American Airlines Group, Inc. (a) (b)	14,489	174,447
ANA Holdings, Inc. (a) (b)	9,086	170,902
Delta Air Lines, Inc. (a)	14,296	401,146
Deutsche Lufthansa AG (a)	33,888	195,480
Japan Airlines Co., Ltd. (a) (b)	8,250	147,431
Qantas Airways, Ltd. (a)	52,943	170,425
Singapore Airlines, Ltd. (a)	76,760	270,875
Southwest Airlines Co. (a)	13,229	407,982
United Airlines Holdings, Inc. (a)	7,285	236,981

		2,286,307

Auto Components—0.2%
Aisin Corp.	8,428	216,479
Aptiv plc (a)	6,041	472,467
BorgWarner, Inc.	5,280	165,792
Bridgestone Corp.	32,709	1,057,371
Cie Generale des Etablissements Michelin SCA	38,865	865,870
Continental AG	6,366	286,015
Denso Corp.	24,827	1,133,202

Auto Components—(Continued)
Koito Manufacturing Co., Ltd.	12,010	164,589
Sumitomo Electric Industries, Ltd. (b)	40,510	411,208
Valeo	11,690	175,705

		4,948,698

Automobiles—1.4%
Bayerische Motoren Werke AG	18,968	1,296,826
Ferrari NV	7,222	1,347,030
Ford Motor Co. (b)	88,055	986,216
General Motors Co.	32,508	1,043,182
Honda Motor Co., Ltd.	93,396	2,034,546
Isuzu Motors, Ltd.	33,403	369,259
Mazda Motor Corp.	32,238	213,395
Mercedes-Benz Group AG	45,967	2,350,644
Nissan Motor Co., Ltd.	132,988	425,116
Renault S.A. (a)	11,104	298,237
Stellantis NV (Milan-Traded Shares)	126,074	1,488,775
Subaru Corp.	35,252	528,752
Suzuki Motor Corp.	21,102	654,588
Tesla, Inc. (a)	59,384	15,751,606
Toyota Motor Corp.	607,526	7,908,064
Volkswagen AG	1,691	278,711
Volvo Car AB - Class B (a)	33,784	145,699
Yamaha Motor Co., Ltd.	16,915	316,969

		37,437,615

Banks—3.3%
ABN AMRO Bank NV	23,802	213,346
Australia & New Zealand Banking Group, Ltd.	170,740	2,479,104
Banco Bilbao Vizcaya Argentaria S.A.	381,991	1,715,735
Banco Santander S.A.	978,522	2,274,328
Bank Hapoalim B.M.	72,755	612,289
Bank Leumi Le-Israel B.M.	88,441	753,070
Bank of America Corp.	155,863	4,707,063
Barclays plc	959,203	1,529,272
BNP Paribas S.A.	63,642	2,686,796
BOC Hong Kong Holdings, Ltd.	211,993	700,856
CaixaBank S.A.	253,978	818,418
Chiba Bank, Ltd. (The) (b)	30,367	163,513
Citigroup, Inc.	43,180	1,799,311
Citizens Financial Group, Inc.	11,051	379,712
Comerica, Inc.	2,917	207,399
Commerzbank AG (a)	60,983	437,556
Commonwealth Bank of Australia	97,756	5,681,311
Concordia Financial Group, Ltd.	61,720	190,819
Credit Agricole S.A.	69,339	558,297
Danske Bank A/S	39,514	489,008
DBS Group Holdings, Ltd.	103,768	2,399,113
DNB Bank ASA	53,290	843,685
Erste Group Bank AG	19,698	431,369
Fifth Third Bancorp	15,299	488,956
FinecoBank Banca Fineco S.p.A.	34,578	425,001
First Republic Bank	4,074	531,861
Hang Seng Bank, Ltd.	43,810	662,026
HSBC Holdings plc (Hong Kong-Traded Shares)	1,151,466	5,966,790
Huntington Bancshares, Inc. (b)	32,155	423,803

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
ING Groep NV	223,820	$1,919,102
Intesa Sanpaolo S.p.A.	946,165	1,557,310
Israel Discount Bank, Ltd. - Class A	70,866	356,034
Japan Post Bank Co., Ltd.	23,006	160,401
JPMorgan Chase & Co.	65,384	6,832,628
KBC Group NV	14,330	672,201
KeyCorp	20,794	333,120
Lloyds Banking Group plc	3,989,512	1,822,666
M&T Bank Corp. (b)	3,915	690,293
Mediobanca Banca di Credito Finanziario S.p.A.	34,316	268,270
Mitsubishi UFJ Financial Group, Inc.	684,811	3,088,105
Mizrahi Tefahot Bank, Ltd.	8,855	309,423
Mizuho Financial Group, Inc. (b)	138,195	1,493,052
National Australia Bank, Ltd.	183,888	3,371,806
NatWest Group plc	306,625	765,226
Nordea Bank Abp	195,384	1,671,793
Oversea-Chinese Banking Corp., Ltd.	193,984	1,589,010
PNC Financial Services Group, Inc. (The)	9,144	1,366,296
Regions Financial Corp.	20,833	418,118
Resona Holdings, Inc.	122,510	447,319
Shizuoka Bank, Ltd. (The) (b) (c) (d)	25,570	154,678
Signature Bank	1,403	211,853
Skandinaviska Enskilda Banken AB - Class A	93,237	885,029
Societe Generale S.A.	45,559	903,947
Standard Chartered plc	144,518	908,994
Sumitomo Mitsui Financial Group, Inc.	74,798	2,081,451
Sumitomo Mitsui Trust Holdings, Inc.	19,350	546,963
SVB Financial Group (a)	1,317	442,222
Svenska Handelsbanken AB - A Shares	83,559	682,807
Swedbank AB - A Shares	51,880	678,316
Truist Financial Corp.	29,573	1,287,608
U.S. Bancorp	30,145	1,215,446
UniCredit S.p.A.	118,883	1,202,162
United Overseas Bank, Ltd.	67,608	1,227,524
Wells Fargo & Co.	84,569	3,401,365
Westpac Banking Corp.	200,573	2,633,778
Zions Bancorp N.A.	3,355	170,635

		88,336,758

Beverages—1.1%
Anheuser-Busch InBev S.A. (b)	49,760	2,251,043
Asahi Group Holdings, Ltd.	26,141	810,929
Brown-Forman Corp. - Class B	4,077	271,406
Budweiser Brewing Co. APAC, Ltd.	97,607	254,410
Carlsberg AS - Class B	5,577	650,722
Coca-Cola Co. (The)	86,779	4,861,360
Coca-Cola Europacific Partners plc	11,776	501,893
Coca-Cola HBC AG (a)	11,466	241,298
Constellation Brands, Inc. - Class A	3,552	815,823
Davide Campari-Milano NV	29,414	260,910
Diageo plc	131,027	5,492,095
Heineken Holding NV	5,786	395,042
Heineken NV	14,850	1,301,848
Ito En, Ltd.	3,051	122,776
Keurig Dr Pepper, Inc.	18,943	678,538
Kirin Holdings Co., Ltd.	47,125	725,781

Beverages—(Continued)
Molson Coors Beverage Co. - Class B (b)	4,196	201,366
Monster Beverage Corp. (a)	8,576	745,769
PepsiCo, Inc.	30,770	5,023,510
Pernod Ricard S.A.	12,002	2,193,761
Remy Cointreau S.A.	1,339	221,915
Suntory Beverage & Food, Ltd.	7,951	282,140
Treasury Wine Estates, Ltd.	41,353	332,957

		28,637,292

Biotechnology—0.8%
AbbVie, Inc.	39,421	5,290,692
Amgen, Inc.	11,927	2,688,346
Argenx SE (a)	3,155	1,127,471
Biogen, Inc. (a)	3,235	863,745
CSL, Ltd.	27,597	5,003,968
Genmab A/S (a)	3,767	1,214,251
Gilead Sciences, Inc.	27,945	1,723,927
Grifols S.A. (a)	16,785	143,699
Incyte Corp. (a)	4,116	274,290
Moderna, Inc. (a)	7,501	886,993
Regeneron Pharmaceuticals, Inc. (a)	2,390	1,646,399
Swedish Orphan Biovitrum AB (a)	9,576	185,372
Vertex Pharmaceuticals, Inc. (a)	5,718	1,655,590

		22,704,743

Building Products—0.4%
A.O. Smith Corp.	2,865	139,182
AGC, Inc.	11,084	344,512
Allegion plc	1,958	175,593
Assa Abloy AB - Class B	57,420	1,073,030
Carrier Global Corp.	18,764	667,248
Cie de Saint-Gobain	28,519	1,017,097
Daikin Industries, Ltd. (b)	14,274	2,205,620
Fortune Brands Home & Security, Inc.	2,883	154,788
Geberit AG	2,056	879,671
Johnson Controls International plc	15,358	755,921
Kingspan Group plc	8,846	395,236
Lixil Corp. (b)	16,875	244,525
Masco Corp.	5,028	234,757
Nibe Industrier AB - B Shares	86,819	770,858
Rockwool International A/S - B Shares	534	83,714
TOTO, Ltd.	8,093	270,235
Trane Technologies plc	5,166	748,089
Xinyi Glass Holdings, Ltd.	103,907	150,500

		10,310,576

Capital Markets—1.4%
3i Group plc	55,755	669,459
abrdn plc	122,712	186,472
Ameriprise Financial, Inc.	2,412	607,703
Amundi S.A.	3,518	145,876
ASX, Ltd.	11,091	509,990
Bank of New York Mellon Corp. (The)	16,396	631,574
BlackRock, Inc. (b)	3,362	1,850,041
Cboe Global Markets, Inc.	2,365	277,580

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Charles Schwab Corp. (The)	34,044	$2,446,742
CME Group, Inc.	8,014	1,419,520
Credit Suisse Group AG	151,856	598,481
Daiwa Securities Group, Inc. (b)	75,909	297,439
Deutsche Bank AG	118,401	885,601
Deutsche Boerse AG	10,885	1,792,074
EQT AB	17,090	328,777
Euronext NV (144A)	4,927	311,772
FactSet Research Systems, Inc.	847	338,893
Franklin Resources, Inc. (b)	6,333	136,286
Futu Holdings, Ltd. (ADR) (a)	3,482	129,844
Goldman Sachs Group, Inc. (The)	7,611	2,230,404
Hargreaves Lansdown plc	20,168	193,579
Hong Kong Exchanges & Clearing, Ltd.	69,001	2,342,799
Intercontinental Exchange, Inc.	12,451	1,124,948
Invesco, Ltd.	10,142	138,945
Japan Exchange Group, Inc.	28,767	388,872
Julius Baer Group, Ltd.	12,674	551,488
London Stock Exchange Group plc	18,881	1,592,112
Macquarie Group, Ltd.	20,880	2,026,299
MarketAxess Holdings, Inc.	839	186,669
Moody’s Corp.	3,519	855,504
Morgan Stanley	29,857	2,359,002
MSCI, Inc.	1,795	757,113
Nasdaq, Inc. (b)	7,557	428,331
Nomura Holdings, Inc. (b)	166,720	550,387
Northern Trust Corp.	4,646	397,512
Partners Group Holding AG	1,301	1,045,182
Raymond James Financial, Inc.	4,331	427,989
S&P Global, Inc.	7,596	2,319,439
SBI Holdings, Inc. (b)	13,953	250,740
Schroders plc	41,876	181,301
Singapore Exchange, Ltd.	48,604	318,655
St. James’s Place plc	31,141	355,227
State Street Corp.	8,196	498,399
T. Rowe Price Group, Inc. (b)	5,032	528,410
UBS Group AG	201,500	2,910,862

		38,524,292

Chemicals—1.2%
Air Liquide S.A.	29,958	3,411,221
Air Products & Chemicals, Inc.	4,945	1,150,850
Akzo Nobel NV	10,404	586,745
Albemarle Corp.	2,611	690,453
Arkema S.A.	3,432	250,310
Asahi Kasei Corp. (b)	71,870	475,322
BASF SE	52,618	2,039,147
Celanese Corp.	2,222	200,735
CF Industries Holdings, Inc.	4,443	427,639
Chr Hansen Holding A/S	6,026	295,389
Clariant AG (a)	12,209	194,306
Corteva, Inc.	16,022	915,657
Covestro AG	11,003	318,117
Croda International plc	7,993	570,974
Dow, Inc.	16,012	703,407
DuPont de Nemours, Inc.	11,168	562,867

Chemicals—(Continued)
Eastman Chemical Co.	2,738	194,535
Ecolab, Inc.	5,528	798,354
EMS-Chemie Holding AG	407	256,162
Evonik Industries AG	11,934	201,240
FMC Corp.	2,808	296,806
Givaudan S.A.	529	1,594,890
ICL Group, Ltd.	40,556	325,031
International Flavors & Fragrances, Inc.	5,684	516,278
Johnson Matthey plc	10,404	211,537
JSR Corp.	10,256	195,442
Koninklijke DSM NV	10,014	1,135,787
Linde plc	11,111	2,995,414
LyondellBasell Industries NV - Class A	5,673	427,063
Mitsubishi Chemical Group Corp.	73,348	336,810
Mitsui Chemicals, Inc.	10,594	206,863
Mosaic Co. (The)	7,698	372,044
Nippon Paint Holdings Co., Ltd.	47,038	315,042
Nippon Sanso Holdings Corp.	9,821	155,119
Nissan Chemical Corp.	7,297	326,100
Nitto Denko Corp.	8,159	442,391
Novozymes A/S - B Shares	11,741	585,603
OCI NV	6,104	224,449
Orica, Ltd.	25,748	216,176
PPG Industries, Inc.	5,239	579,905
Sherwin-Williams Co. (The)	5,259	1,076,780
Shin-Etsu Chemical Co., Ltd.	21,483	2,133,340
Sika AG	8,367	1,675,477
Solvay S.A.	4,242	324,488
Sumitomo Chemical Co., Ltd. (b)	85,353	294,696
Symrise AG	7,607	748,538
Toray Industries, Inc.	79,444	389,918
Tosoh Corp. (b)	14,744	164,638
Umicore S.A.	12,035	348,940
Yara International ASA	9,560	334,154

		33,193,149

Commercial Services & Supplies—0.2%
Brambles, Ltd.	82,246	596,747
Cintas Corp.	1,918	744,549
Copart, Inc. (a)	4,769	507,422
Dai Nippon Printing Co., Ltd. (b)	12,756	254,544
Rentokil Initial plc	106,775	563,814
Republic Services, Inc.	4,579	622,927
Rollins, Inc.	5,160	178,949
Secom Co., Ltd.	12,029	683,461
Securitas AB - B Shares	17,313	120,536
TOPPAN, Inc.	14,803	220,895
Waste Management, Inc.	8,386	1,343,521

		5,837,365

Communications Equipment—0.3%
Arista Networks, Inc. (a)	5,495	620,331
Cisco Systems, Inc.	92,326	3,693,040
F5, Inc. (a)	1,328	192,201
Juniper Networks, Inc.	7,193	187,881
Motorola Solutions, Inc.	3,721	833,392

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Nokia Oyj	310,011	$1,323,791
Telefonaktiebolaget LM Ericsson - B Shares (b)	167,211	973,792

		7,824,428

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	13,149	294,262
Bouygues S.A.	13,240	344,918
Eiffage S.A.	4,808	384,892
Ferrovial S.A.	27,609	626,573
Kajima Corp. (b)	23,977	227,760
Obayashi Corp.	36,815	236,393
Quanta Services, Inc.	3,189	406,247
Shimizu Corp. (b)	31,620	155,161
Skanska AB - B Shares	19,306	239,958
Taisei Corp.	10,353	287,969
Vinci S.A.	30,569	2,455,468

		5,659,601

Construction Materials—0.2%
CRH plc	43,720	1,399,970
HeidelbergCement AG	8,320	333,273
Holcim AG	31,757	1,295,614
James Hardie Industries plc	25,513	496,889
Martin Marietta Materials, Inc.	1,391	448,027
Vulcan Materials Co.	2,963	467,295

		4,441,068

Consumer Finance—0.1%
American Express Co.	13,373	1,804,151
Capital One Financial Corp.	8,558	788,791
Discover Financial Services	6,091	553,794
Synchrony Financial	10,741	302,789

		3,449,525

Containers & Packaging—0.1%
AMCOR plc	33,506	359,519
Avery Dennison Corp.	1,812	294,813
Ball Corp.	7,008	338,627
International Paper Co.	8,071	255,851
Packaging Corp. of America	2,090	234,686
Sealed Air Corp.	3,238	144,123
SIG Group AG (a)	17,530	356,159
Smurfit Kappa Group plc	14,162	400,097
Westrock Co.	5,670	175,146

		2,559,021

Distributors—0.0%
D’ieteren Group	1,444	202,623
Genuine Parts Co.	3,153	470,806
LKQ Corp. (b)	5,812	274,036
Pool Corp. (b)	883	280,979

		1,228,444

Diversified Consumer Services—0.0%
IDP Education, Ltd.	11,802	197,478

Diversified Financial Services—0.6%
Berkshire Hathaway, Inc. - Class B (a)	40,240	10,744,885
Eurazeo S.E.	2,559	133,616
EXOR NV (a)	6,272	402,497
Groupe Bruxelles Lambert NV	5,695	395,750
Industrivarden AB - A Shares	7,398	148,916
Industrivarden AB - C Shares	8,731	173,890
Investor AB - A Shares	28,619	437,942
Investor AB - B Shares	104,375	1,521,448
Kinnevik AB - B Shares (a)	13,914	181,809
L E Lundbergforetagen AB - B Shares	4,426	159,126
M&G plc	146,301	269,342
Mitsubishi HC Capital, Inc.	37,816	162,681
ORIX Corp.	68,480	963,101
Sofina S.A. (b)	909	154,469
Wendel S.E.	1,527	109,221

		15,958,693

Diversified Telecommunication Services—0.7%
AT&T, Inc. (e)	158,881	2,437,235
Bezeq The Israeli Telecommunication Corp., Ltd.	118,820	194,350
BT Group plc	398,089	538,242
Cellnex Telecom S.A.	31,134	959,904
Deutsche Telekom AG	185,682	3,182,975
Elisa Oyj	8,218	372,696
HKT Trust & HKT, Ltd.	217,114	253,933
Infrastrutture Wireless Italiane S.p.A.	19,053	166,583
Koninklijke KPN NV	189,241	512,791
Lumen Technologies, Inc. (b)	21,237	154,605
Nippon Telegraph & Telephone Corp.	68,475	1,847,319
Orange S.A.	114,292	1,033,512
Proximus SADP	8,695	90,092
Singapore Telecommunications, Ltd.	473,046	870,690
Spark New Zealand, Ltd.	107,219	300,356
Swisscom AG	1,484	693,129
Telecom Italia S.p.A. (a)	550,953	102,262
Telefonica Deutschland Holding AG	59,642	120,792
Telefonica S.A.	300,163	989,559
Telenor ASA	40,086	365,849
Telia Co. AB	152,286	438,319
Telstra Corp., Ltd.	231,364	567,061
United Internet AG	5,493	103,604
Verizon Communications, Inc.	93,636	3,555,359

		19,851,217

Electric Utilities—1.0%
Acciona S.A.	1,425	251,519
Alliant Energy Corp.	5,595	296,479
American Electric Power Co., Inc.	11,454	990,198
Chubu Electric Power Co., Inc.	36,910	331,873
CK Infrastructure Holdings, Ltd.	35,712	182,207
CLP Holdings, Ltd.	94,078	708,936
Constellation Energy Corp.	7,287	606,206
Duke Energy Corp.	17,167	1,596,874

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
Edison International	8,504	$481,156
EDP - Energias de Portugal S.A.	159,030	688,462
Electricite de France S.A.	31,779	370,012
Elia Group S.A.	1,899	223,190
Endesa S.A.	18,013	270,019
Enel S.p.A.	465,944	1,909,450
Entergy Corp.	4,535	456,357
Evergy, Inc.	5,117	303,950
Eversource Energy	7,724	602,163
Exelon Corp.	22,112	828,316
FirstEnergy Corp.	12,103	447,811
Fortum Oyj	25,181	338,464
HK Electric Investments & HK Electric Investments, Ltd.	146,575	102,733
Iberdrola S.A.	341,137	3,171,341
Kansai Electric Power Co., Inc. (The) (b)	40,333	336,117
Mercury NZ, Ltd.	39,581	126,092
NextEra Energy, Inc.	43,806	3,434,828
NRG Energy, Inc. (b)	5,243	200,650
Origin Energy, Ltd.	100,896	330,596
Orsted A/S	10,838	862,405
PG&E Corp. (a)	35,871	448,387
Pinnacle West Capital Corp.	2,520	162,565
Power Assets Holdings, Ltd.	79,474	397,220
PPL Corp.	16,414	416,095
Red Electrica Corp. S.A.	23,289	356,695
Southern Co. (The)	23,700	1,611,600
SSE plc	61,165	1,037,056
Terna - Rete Elettrica Nazionale	80,604	491,027
Tokyo Electric Power Co. Holdings, Inc. (a)	87,459	277,949
Verbund AG	3,915	333,603
Xcel Energy, Inc.	12,196	780,544

		26,761,145

Electrical Equipment—0.6%
ABB, Ltd.	94,097	2,423,089
AMETEK, Inc.	5,119	580,546
Eaton Corp. plc	8,880	1,184,237
Emerson Electric Co.	13,184	965,332
Fuji Electric Co., Ltd.	7,345	269,240
Generac Holdings, Inc. (a)	1,423	253,493
Legrand S.A.	15,322	989,937
Mitsubishi Electric Corp.	110,708	1,000,081
Nidec Corp.	25,620	1,443,227
Prysmian S.p.A.	14,534	416,307
Rockwell Automation, Inc.	2,574	553,693
Schneider Electric SE	31,081	3,487,006
Siemens Energy AG (a) (b)	24,718	275,137
Siemens Gamesa Renewable Energy S.A. (a)	13,516	237,382
Vestas Wind Systems A/S	57,853	1,060,673

		15,139,380

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. - Class A	13,262	888,024
Azbil Corp.	6,586	171,899
CDW Corp.	3,015	470,581
Corning, Inc.	16,962	492,237

Electronic Equipment, Instruments & Components—(Continued)
Halma plc	21,757	489,901
Hamamatsu Photonics KK	8,076	346,749
Hexagon AB - B Shares	111,506	1,033,802
Hirose Electric Co., Ltd.	1,732	225,106
Ibiden Co., Ltd.	6,548	179,786
Keyence Corp.	11,147	3,700,837
Keysight Technologies, Inc. (a)	4,012	631,328
Kyocera Corp.	18,388	929,489
Murata Manufacturing Co., Ltd.	32,909	1,511,673
Omron Corp.	10,639	484,901
Shimadzu Corp.	13,569	353,200
TDK Corp.	22,272	675,869
TE Connectivity, Ltd.	7,131	786,977
Teledyne Technologies, Inc. (a)	1,045	352,656
Trimble, Inc. (a) (b)	5,522	299,679
Venture Corp., Ltd.	15,709	178,919
Yokogawa Electric Corp.	12,945	203,995
Zebra Technologies Corp. - Class A (a)	1,155	302,622

		14,710,230

Energy Equipment & Services—0.1%
Baker Hughes Co. (b)	22,558	472,816
Halliburton Co.	20,221	497,841
Schlumberger NV	31,535	1,132,106
Tenaris S.A.	27,052	350,725

		2,453,488

Entertainment—0.6%
Activision Blizzard, Inc.	15,872	1,179,925
Bollore SE	50,131	229,334
Capcom Co., Ltd.	10,124	253,122
Electronic Arts, Inc.	5,889	681,416
Embracer Group AB (a) (b)	38,383	227,520
Koei Tecmo Holdings Co., Ltd.	6,790	110,443
Konami Group Corp.	5,340	246,881
Live Nation Entertainment, Inc. (a)	3,168	240,895
Netflix, Inc. (a)	9,915	2,334,388
Nexon Co., Ltd.	28,374	496,218
Nintendo Co., Ltd.	63,240	2,560,756
Sea, Ltd. (ADR) (a) (b)	20,701	1,160,291
Square Enix Holdings Co., Ltd.	4,965	212,925
Take-Two Interactive Software, Inc. (a)	3,494	380,846
Toho Co., Ltd.	6,454	232,580
UBISOFT Entertainment S.A. (a)	5,459	149,875
Universal Music Group NV	41,554	783,296
Walt Disney Co. (The) (a)	40,647	3,834,232
Warner Bros Discovery, Inc. (a) (b)	49,254	566,421

		15,881,364

Equity Real Estate Investment Trusts—5.1%
Abacus Property Group	45,408	71,850
abrdn Property Income Trust, Ltd.	34,798	24,884
Acadia Realty Trust	8,314	104,923
Activia Properties, Inc.	66	193,034
Advance Logistics Investment Corp.	53	55,034

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Advance Residence Investment Corp.	117	$285,922
Aedifica S.A.	3,615	277,417
AEON REIT Investment Corp.	154	166,325
Agree Realty Corp. (b)	7,054	476,709
AIMS APAC REIT	50,550	44,891
Alexander & Baldwin, Inc.	6,453	106,991
Alexandria Real Estate Equities, Inc. (b)	17,918	2,511,924
Allied Properties Real Estate Investment Trust	11,379	225,381
American Assets Trust, Inc.	4,423	113,760
American Homes 4 Rent - Class A	27,328	896,632
American Tower Corp.	10,381	2,228,801
Americold Realty Trust, Inc. (b)	24,190	595,074
Apartment Income REIT Corp.	13,875	535,852
Apartment Investment & Management Co. - Class A (b)	13,396	97,791
Apple Hospitality REIT, Inc.	19,227	270,332
Arena REIT	29,126	62,167
Argosy Property, Ltd.	75,671	50,864
Armada Hoffler Properties, Inc. (b)	6,004	62,322
Artis Real Estate Investment Trust (b)	7,228	49,657
Ascencio	442	21,819
Ascendas Real Estate Investment Trust	500,137	932,171
Assura plc	262,140	156,777
AvalonBay Communities, Inc.	15,743	2,899,703
Balanced Commercial Property Trust, Ltd.	42,101	37,605
Befimmo S.A.	384	17,564
Big Yellow Group plc	15,253	179,615
Boardwalk Real Estate Investment Trust	3,356	112,389
Boston Properties, Inc. (b)	17,295	1,296,606
Brandywine Realty Trust (b)	15,201	102,607
British Land Co. plc (The)	132,966	513,093
Brixmor Property Group, Inc.	26,877	496,418
Broadstone Net Lease, Inc. (b)	14,936	231,956
BWP Trust	43,898	103,898
Camden Property Trust	11,736	1,401,865
Canadian Apartment Properties (b)	15,603	475,539
Capital & Counties Properties plc	66,346	78,658
CapitaLand Ascott Trust	170,500	116,426
CapitaLand Integrated Commercial Trust	760,425	1,010,991
CareTrust REIT, Inc.	8,628	156,253
Carmila S.A.	5,117	68,550
CDL Hospitality Trusts	78,844	63,839
Centerspace	1,352	91,017
Centuria Industrial REIT	47,283	77,683
Centuria Office REIT	41,659	38,833
Champion REIT	179,856	63,389
Charter Hall Long Wale REIT	59,349	150,685
Charter Hall Retail REIT	44,274	104,082
Charter Hall Social Infrastructure REIT	29,876	58,016
Choice Properties Real Estate Investment Trust (b)	23,093	210,476
Civitas Social Housing plc	55,113	40,242
Cofinimmo S.A.	2,921	240,384
Comforia Residential REIT, Inc.	59	133,790
Community Healthcare Trust, Inc. (b)	2,109	69,070
Corporate Office Properties Trust	10,084	234,251
Cousins Properties, Inc.	13,610	317,794
Covivio	7,248	346,536
CRE Logistics REIT, Inc.	48	68,868

Equity Real Estate Investment Trusts—(Continued)
Crombie Real Estate Investment Trust (b)	9,270	95,696
Cromwell European Real Estate Investment Trust	28,800	50,443
Cromwell Property Group	127,985	54,905
Crown Castle, Inc.	9,655	1,395,630
CT Property Trust, Ltd.	21,624	18,847
CubeSmart	20,101	805,246
Custodian REIT plc	36,696	40,368
Daiwa House REIT Investment Corp.	319	662,135
Daiwa Office Investment Corp.	25	116,236
Daiwa Securities Living Investments Corp.	182	144,396
Derwent London plc	9,057	202,474
Dexus	158,763	787,448
Dexus Industria REIT	19,170	29,131
DiamondRock Hospitality Co.	18,783	141,060
Digital Realty Trust, Inc.	32,038	3,177,529
Douglas Emmett, Inc. (b)	15,184	272,249
Dream Industrial Real Estate Investment Trust (b)	22,118	171,807
Duke Realty Corp.	43,132	2,078,962
Easterly Government Properties, Inc. (b)	8,141	128,384
EastGroup Properties, Inc.	3,722	537,233
Empire State Realty Trust, Inc. - Class A (b)	12,075	79,212
Empiric Student Property plc	52,922	50,653
EPR Properties	6,644	238,254
Equinix, Inc.	10,247	5,828,903
Equity Commonwealth	9,540	232,394
Equity LifeStyle Properties, Inc. (b)	15,995	1,005,126
Equity Residential	40,945	2,752,323
ESR-LOGOS REIT	480,207	118,816
Essential Properties Realty Trust, Inc.	12,556	244,214
Essex Property Trust, Inc.	7,322	1,773,608
Eurocommercial Properties NV	4,573	90,254
Extra Space Storage, Inc.	14,923	2,577,351
Far East Hospitality Trust	87,750	35,680
Federal Realty OP L.P.	8,852	797,742
First Capital Real Estate Investment Trust	19,037	208,375
First Industrial Realty Trust, Inc.	11,847	530,864
Fortune Real Estate Investment Trust	123,480	90,004
Four Corners Property Trust, Inc. (b)	7,258	175,571
Frasers Centrepoint Trust	97,300	146,573
Frasers Logistics & Industrial Trust	255,700	219,380
Frontier Real Estate Investment Corp.	44	161,801
Fukuoka REIT Corp.	66	76,972
Gaming and Leisure Properties, Inc.	21,984	972,572
Gecina S.A.	7,295	567,012
Getty Realty Corp.	3,752	100,891
Global Net Lease, Inc. (b)	9,315	99,205
Global One Real Estate Investment Corp.	86	65,215
GLP J-REIT	632	697,657
Goodman Group	96,324	962,415
Goodman Property Trust	98,961	110,873
GPT Group (The)	282,753	686,324
Granite Real Estate Investment Trust	5,516	266,226
Great Portland Estates plc	22,857	111,857
Growthpoint Properties Australia, Ltd.	25,066	49,202
H&R Real Estate Investment Trust	23,730	178,660
Hamborner REIT AG	6,383	44,130
Hammerson plc	323,028	64,377

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Hankyu Hanshin REIT, Inc.	60	$62,921
Health Care & Medical Investment Corp.	32	40,082
Healthcare Realty Trust, Inc. - Class A	34,168	712,403
Healthpeak Properties, Inc.	60,611	1,389,204
Heiwa Real Estate REIT, Inc.	87	91,246
Highwoods Properties, Inc.	9,332	251,591
Home Consortium, Ltd.	14,033	39,768
Home Invest Belgium S.A.	850	21,252
Home Reit plc	71,329	72,074
HomeCo Daily Needs	156,093	111,588
Hoshino Resorts REIT, Inc.	23	106,798
Host Hotels & Resorts, Inc.	79,702	1,265,668
Hotel Property Investments, Ltd.	17,233	32,349
Hudson Pacific Properties, Inc. (b)	12,358	135,320
Hulic REIT, Inc.	115	131,582
ICADE	2,901	107,427
Ichigo Office REIT Investment Corp.	106	62,484
Immobiliare Grande Distribuzione SIIQ S.p.A.	5,871	15,918
Impact Healthcare Reit plc	26,923	30,873
Independence Realty Trust, Inc.	19,849	332,074
Industrial & Infrastructure Fund Investment Corp.	172	194,546
Ingenia Communities Group	33,256	79,317
Inmobiliaria Colonial Socimi S.A.	30,683	147,820
Innovative Industrial Properties, Inc.	2,492	220,542
InterRent Real Estate Investment Trust	11,771	97,740
Intervest Offices & Warehouses NV	2,150	49,089
InvenTrust Properties Corp. (b)	6,052	129,089
Invincible Investment Corp.	441	138,294
Invitation Homes, Inc.	67,907	2,293,219
Irish Residential Properties REIT plc	40,057	44,967
Iron Mountain, Inc.	6,481	284,970
Japan Excellent, Inc.	111	102,384
Japan Hotel REIT Investment Corp.	404	201,190
Japan Logistics Fund, Inc.	81	173,325
Japan Metropolitan Fund Investment Corp.	1,026	771,805
Japan Prime Realty Investment Corp.	83	225,510
Japan Real Estate Investment Corp.	191	786,514
JBG SMITH Properties	9,581	178,015
Kenedix Office Investment Corp.	35	165,079
Kenedix Residential Next Investment Corp.	93	137,712
Kenedix Retail REIT Corp.	53	98,012
Keppel DC REIT	115,057	135,475
Keppel Pacific Oak US REIT	76,400	41,861
Keppel REIT	194,482	133,373
Killam Apartment Real Estate Investment Trust (b)	10,230	112,938
Kilroy Realty Corp.	10,450	440,049
Kimco Realty Corp.	68,199	1,255,544
Kite Realty Group Trust	19,479	335,428
Kiwi Property Group, Ltd.	141,716	72,612
Klepierre S.A.	29,078	502,007
Land Securities Group plc	104,649	601,889
Lar Espana Real Estate Socimi S.A.	5,299	22,338
LaSalle Logiport REIT	162	180,821
Lendlease Global Commercial.	164,774	86,956
Lexington Realty Trust (b)	24,735	226,573
Life Storage, Inc.	7,606	842,441
Link REIT	311,180	2,171,929

Equity Real Estate Investment Trusts—(Continued)
LondonMetric Property plc	85,558	166,321
LTC Properties, Inc. (b)	3,532	132,273
LXI REIT plc	136,226	188,133
Macerich Co. (The)	19,278	153,067
Manulife US Real Estate Investment Trust	144,450	61,048
Mapletree Industrial Trust	168,212	279,215
Mapletree Logistics Trust	474,724	512,587
Mapletree Pan Asia Commercial Trust	338,361	404,145
Medical Properties Trust, Inc. (b)	53,512	634,652
Mercialys S.A.	5,604	42,499
Merlin Properties Socimi S.A.	30,032	230,691
Mid-America Apartment Communities, Inc.	12,910	2,001,954
Mirai Corp.	148	50,296
Mirvac Group	581,657	718,394
Mitsubishi Estate Logistics REIT Investment Corp.	40	124,855
Mitsui Fudosan Logistics Park, Inc.	49	167,674
Montea NV	1,215	91,070
Mori Hills REIT Investment Corp.	143	154,703
Mori Trust Sogo REIT, Inc.	90	85,671
National Health Investors, Inc. (b)	3,838	216,962
National Retail Properties, Inc.	15,778	628,911
National Storage Affiliates Trust	7,634	317,422
National Storage REIT	103,993	148,913
Necessity Retail REIT, Inc. (The) (b)	11,942	70,219
NETSTREIT Corp.	5,450	97,065
NewRiver REIT plc	27,426	22,906
NexPoint Residential Trust, Inc.	2,005	92,651
Nextensa S.A.	341	17,865
Nippon Accommodations Fund, Inc.	42	190,463
Nippon Building Fund, Inc.	227	998,131
Nippon Prologis REIT, Inc.	334	728,502
NIPPON REIT Investment Corp.	40	102,098
Nomura Real Estate Master Fund, Inc.	653	722,182
NorthWest Healthcare Properties Real Estate Investment Trust (b)	18,873	144,825
NSI NV	1,590	37,581
NTT UD REIT Investment Corp.	122	124,549
Office Properties Income Trust	4,279	60,120
Omega Healthcare Investors, Inc. (b)	21,164	624,126
One REIT, Inc.	22	40,108
Orion Office REIT, Inc. (b)	5,083	44,476
Orix JREIT, Inc.	238	303,485
OUE Commercial Real Estate Investment Trust	193,400	45,673
Paramount Group, Inc.	17,157	106,888
Park Hotels & Resorts, Inc.	20,048	225,740
Parkway Life Real Estate Investment Trust	34,850	102,731
Pebblebrook Hotel Trust (b)	11,595	168,243
Phillips Edison & Co., Inc.	10,450	293,123
Physicians Realty Trust (b)	20,153	303,101
Picton Property Income, Ltd. (The)	49,379	47,009
Piedmont Office Realty Trust, Inc. - Class A	10,980	115,949
Precinct Properties New Zealand, Ltd.	119,978	87,076
Primaris Real Estate Investment Trust	9,039	83,693
Primary Health Properties plc	118,836	150,288
Prime US REIT	58,000	31,293
Prologis, Inc.	83,163	8,449,361
Prosperity REIT	105,600	26,706

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
PRS REIT plc (The)	46,579	$48,806
Public Storage	17,632	5,162,826
Realty Income Corp.	69,496	4,044,667
Regency Centers Corp.	18,861	1,015,665
Regional REIT, Ltd. (144A)	39,679	28,274
Residential Secure Income plc (144A)	16,700	20,366
Retail Estates NV	1,001	55,495
Retail Opportunity Investments Corp.	10,793	148,512
Rexford Industrial Realty, Inc.	15,397	800,644
RioCan Real Estate Investment Trust	27,296	367,938
RLJ Lodging Trust	14,344	145,161
RPT Realty (b)	7,419	56,088
Ryman Hospitality Properties, Inc.	4,837	355,955
Sabra Health Care REIT, Inc.	20,651	270,941
Safehold, Inc. (b)	1,915	50,671
Safestore Holdings plc	18,495	172,955
Samty Residential Investment Corp.	36	30,236
Sankei Real Estate, Inc.	42	28,077
SBA Communications Corp.	2,405	684,583
Scentre Group	765,724	1,232,552
Schroder Real Estate Investment Trust, Ltd.	44,277	22,848
Segro plc	177,576	1,487,954
Sekisui House REIT, Inc.	375	209,934
Service Properties Trust (b)	14,673	76,153
Shaftesbury plc	25,075	102,413
Shopping Centres Australasia Property Group	100,655	151,190
Simon Property Group, Inc.	36,713	3,294,992
SITE Centers Corp.	17,239	184,630
SL Green Realty Corp. (b)	5,742	230,599
SmartCentres Real Estate Investment Trust (b)	11,642	218,706
SOSiLA Logistics REIT, Inc.	60	62,544
SPH REIT	97,100	60,853
Spirit Realty Capital, Inc.	12,219	441,839
STAG Industrial, Inc.	16,143	458,945
Star Asia Investment Corp.	145	56,069
Starhill Global REIT	128,700	48,290
Starts Proceed Investment Corp.	20	34,919
Stockland	352,170	733,331
STORE Capital Corp.	22,855	716,047
Stride Property Group	43,498	40,765
Summit Hotel Properties, Inc.	9,362	62,913
Summit Industrial Income REIT (b)	15,937	197,403
Sun Communities, Inc.	10,957	1,482,811
Sunlight Real Estate Investment Trust	97,250	37,334
Sunstone Hotel Investors, Inc. (b)	18,993	178,914
Suntec Real Estate Investment Trust	189,578	201,036
Supermarket Income Reit plc	111,800	133,330
Takara Leben Real Estate Investment Corp.	49	34,797
Tanger Factory Outlet Centers, Inc.	9,076	124,160
Target Healthcare REIT plc	55,923	57,153
Terreno Realty Corp.	6,625	351,059
Tokyu REIT, Inc.	84	114,475
Triple Point Social Housing REIT plc (144A)	32,883	26,825
Tritax Big Box REIT plc	168,554	253,585
Tritax EuroBox plc (144A)	72,796	51,327
UDR, Inc.	35,946	1,499,308
UK Commercial Property Trust, Ltd.	66,381	44,252

Equity Real Estate Investment Trusts—(Continued)
Unibail-Rodamco-Westfield (a)	15,871	651,486
Unibail-Rodamco-Westfield (Interim Shares) (a)	148	6,220
UNITE Group plc (The)	28,794	273,043
United Urban Investment Corp.	268	277,015
Universal Health Realty Income Trust (b)	1,114	48,136
Urban Edge Properties	10,202	136,095
Urban Logistics REIT plc	41,538	59,906
Vastned Retail NV	1,535	30,379
Ventas, Inc.	44,857	1,801,906
Veris Residential, Inc. (a)	7,707	87,629
VICI Properties, Inc. (b)	108,161	3,228,606
Vicinity Centres	559,634	624,879
Vital Healthcare Property Trust	43,285	61,812
Vornado Realty Trust (b)	19,494	451,481
Warehouse Reit plc	35,750	43,100
Warehouses De Pauw CVA	21,435	520,696
Washington Real Estate Investment Trust	7,809	137,126
Waypoint REIT	64,253	97,752
Welltower, Inc.	52,153	3,354,481
Wereldhave NV	3,593	40,941
Weyerhaeuser Co.	16,506	471,411
Workspace Group plc	12,876	56,606
WP Carey, Inc.	17,245	1,203,701
Xenia Hotels & Resorts, Inc.	10,227	141,030
Xior Student Housing NV	1,962	61,071

		138,483,160

Food & Staples Retailing—0.8%
Aeon Co., Ltd.	37,463	700,784
Carrefour S.A.	34,586	479,149
Coles Group, Ltd.	76,546	805,316
Costco Wholesale Corp.	9,876	4,664,139
Endeavour Group, Ltd.	76,951	344,892
HelloFresh SE (a)	9,537	201,319
J Sainsbury plc	98,442	190,134
Jeronimo Martins SGPS S.A.	16,107	300,093
Kesko Oyj - B Shares	15,704	291,818
Kobe Bussan Co., Ltd.	8,531	204,172
Koninklijke Ahold Delhaize NV	59,908	1,525,494
Kroger Co. (The)	14,518	635,162
Ocado Group plc (a)	33,069	171,717
Seven & i Holdings Co., Ltd.	43,165	1,733,893
Sysco Corp.	11,359	803,195
Tesco plc	430,719	986,225
Walgreens Boots Alliance, Inc.	15,994	502,212
Walmart, Inc.	31,780	4,121,866
Welcia Holdings Co., Ltd.	5,462	114,765
Woolworths Group, Ltd.	69,542	1,504,665

		20,281,010

Food Products—1.2%
Ajinomoto Co., Inc.	26,149	712,403
Archer-Daniels-Midland Co. (b)	12,498	1,005,464
Associated British Foods plc	20,455	285,176
Barry Callebaut AG	207	389,217
Campbell Soup Co. (b)	4,490	211,569

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Chocoladefabriken Lindt & Spruengli AG	7	$694,057
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	62	599,075
Conagra Brands, Inc.	10,704	349,271
Danone S.A.	36,779	1,732,912
General Mills, Inc.	13,282	1,017,534
Hershey Co. (The)	3,275	722,039
Hormel Foods Corp. (b)	6,453	293,224
J.M. Smucker Co. (The) (b)	2,376	326,486
JDE Peet’s NV	5,723	166,926
Kellogg Co.	5,687	396,156
Kerry Group plc - Class A	9,123	810,467
Kikkoman Corp. (b)	8,380	471,149
Kraft Heinz Co. (The)	17,759	592,263
Lamb Weston Holdings, Inc.	3,204	247,926
McCormick & Co., Inc.	5,584	397,972
MEIJI Holdings Co., Ltd. (b)	6,375	282,787
Mondelez International, Inc. - Class A	30,558	1,675,495
Mowi ASA	23,723	300,599
Nestle S.A.	161,267	17,461,929
Nisshin Seifun Group, Inc. (b)	10,938	111,047
Nissin Foods Holdings Co., Ltd.	3,579	248,471
Orkla ASA	43,027	312,415
Salmar ASA	3,422	115,245
Tyson Foods, Inc. - Class A	6,457	425,710
WH Group, Ltd.	477,762	300,534
Wilmar International, Ltd.	110,051	292,991
Yakult Honsha Co., Ltd.	7,380	429,145

		33,377,654

Gas Utilities—0.1%
APA Group	67,593	412,723
Atmos Energy Corp. (b)	3,119	317,670
Enagas S.A.	14,292	220,582
Hong Kong & China Gas Co., Ltd. (b)	641,393	563,443
Naturgy Energy Group S.A.	8,246	190,088
Osaka Gas Co., Ltd.	21,355	321,536
Snam S.p.A.	115,522	466,658
Tokyo Gas Co., Ltd.	22,786	384,831

		2,877,531

Health Care Equipment & Supplies—1.2%
Abbott Laboratories	39,045	3,777,994
ABIOMED, Inc. (a)	1,014	249,099
Alcon, Inc.	28,627	1,657,790
Align Technology, Inc. (a)	1,620	335,518
Asahi Intecc Co., Ltd.	12,249	193,808
Baxter International, Inc.	11,228	604,740
Becton Dickinson & Co. (b)	6,359	1,416,976
BioMerieux	2,442	192,425
Boston Scientific Corp. (a)	31,919	1,236,223
Carl Zeiss Meditec AG	2,342	246,632
Cochlear, Ltd.	3,770	465,851
Coloplast A/S - Class B	6,806	688,084
Cooper Cos., Inc. (The)	1,100	290,290
Demant A/S (a)	5,277	130,039

Health Care Equipment & Supplies—(Continued)
Dentsply Sirona, Inc.	4,804	136,193
DexCom, Inc. (a)	8,753	704,967
DiaSorin S.p.A.	1,463	163,479
Edwards Lifesciences Corp. (a)	13,822	1,142,112
EssilorLuxottica S.A.	16,480	2,232,967
Fisher & Paykel Healthcare Corp., Ltd.	32,719	337,371
Getinge AB - B Shares	12,956	222,379
GN Store Nord AS	7,442	129,635
Hologic, Inc. (a)	5,566	359,118
Hoya Corp.	20,960	2,015,196
IDEXX Laboratories, Inc. (a)	1,856	604,685
Intuitive Surgical, Inc. (a)	7,962	1,492,397
Koninklijke Philips NV	50,637	782,167
Medtronic plc	29,625	2,392,219
Olympus Corp.	70,712	1,360,911
ResMed, Inc.	3,265	712,750
Siemens Healthineers AG	16,155	699,782
Smith & Nephew plc	49,866	575,296
Sonova Holding AG	3,077	676,662
STERIS plc	2,230	370,804
Straumann Holding AG	6,395	582,004
Stryker Corp. (b)	7,507	1,520,468
Sysmex Corp.	9,609	517,156
Teleflex, Inc.	1,046	210,727
Terumo Corp.	36,985	1,043,664
Zimmer Biomet Holdings, Inc.	4,678	489,085

		32,959,663

Health Care Providers & Services—1.0%
AmerisourceBergen Corp.	3,466	469,054
Amplifon S.p.A.	7,140	186,980
Cardinal Health, Inc. (b)	6,074	405,014
Centene Corp. (a)	12,744	991,611
Chartwell Retirement Residences (REIT)	20,969	141,023
Cigna Corp.	6,803	1,887,629
CVS Health Corp.	29,271	2,791,575
DaVita, Inc. (a)	1,242	102,800
Elevance Health, Inc.	5,351	2,430,638
Fresenius Medical Care AG & Co. KGaA	11,778	334,766
Fresenius SE & Co. KGaA	23,997	513,998
HCA Healthcare, Inc.	4,800	882,192
Henry Schein, Inc. (a) (b)	3,035	199,612
Humana, Inc.	2,822	1,369,206
Laboratory Corp. of America Holdings	2,016	412,897
McKesson Corp.	3,205	1,089,283
Molina Healthcare, Inc. (a)	1,295	427,143
NMC Health plc (a) (c) (d)	8,180	0
Quest Diagnostics, Inc.	2,600	318,994
Ramsay Health Care, Ltd.	10,528	386,123
Sonic Healthcare, Ltd.	26,128	508,404
UnitedHealth Group, Inc.	20,855	10,532,609
Universal Health Services, Inc. - Class B (b)	1,465	129,184

		26,510,735

Health Care Technology—0.0%
M3, Inc.	25,281	697,115

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.8%
Accor S.A. (a)	9,703	$202,586
Aristocrat Leisure, Ltd.	34,525	720,518
Booking Holdings, Inc. (a)	885	1,454,241
Caesars Entertainment, Inc. (a) (b)	4,781	154,235
Carnival Corp. (a) (b)	22,008	154,716
Chipotle Mexican Grill, Inc. (a)	619	930,208
Compass Group plc	102,197	2,042,837
Darden Restaurants, Inc.	2,733	345,233
Domino’s Pizza Enterprises, Ltd.	3,548	116,159
Domino’s Pizza, Inc. (b)	800	248,160
Entain plc	33,702	404,717
Evolution AB	10,475	824,932
Expedia Group, Inc. (a)	3,390	317,609
Flutter Entertainment plc (a)	9,567	1,045,142
Galaxy Entertainment Group, Ltd.	124,876	729,130
Genting Singapore, Ltd.	346,422	188,437
Hilton Worldwide Holdings, Inc.	6,115	737,591
InterContinental Hotels Group plc	10,542	505,759
La Francaise des Jeux SAEM	6,111	180,816
Las Vegas Sands Corp. (a) (b)	7,326	274,872
Lottery Corp., Ltd. (The) (a)	127,510	338,749
Marriott International, Inc. - Class A	6,151	862,001
McDonald’s Corp.	16,403	3,784,828
McDonald’s Holdings Co. Japan, Ltd.	4,900	170,685
MGM Resorts International	7,275	216,213
Norwegian Cruise Line Holdings, Ltd. (a) (b)	9,395	106,727
Oriental Land Co., Ltd.	11,460	1,561,703
Royal Caribbean Cruises, Ltd. (a) (b)	4,891	185,369
Sands China, Ltd. (a)	139,093	344,378
Sodexo S.A.	5,072	381,462
Starbucks Corp.	25,582	2,155,539
Whitbread plc	11,590	295,957
Wynn Resorts, Ltd. (a)	2,307	145,410
Yum! Brands, Inc.	6,344	674,621

		22,801,540

Household Durables—0.4%
Barratt Developments plc	58,580	221,900
Berkeley Group Holdings plc	6,392	234,303
DR Horton, Inc.	7,050	474,817
Electrolux AB - Series B (b)	12,381	128,233
Garmin, Ltd.	3,440	276,266
Iida Group Holdings Co., Ltd.	8,475	115,138
Lennar Corp. - Class A	5,685	423,817
Mohawk Industries, Inc. (a)	1,176	107,239
Newell Brands, Inc.	8,392	116,565
NVR, Inc. (a)	69	275,109
Open House Group Co., Ltd. (b)	4,762	161,390
Panasonic Holdings Corp.	126,519	888,482
Persimmon plc	18,162	250,035
PulteGroup, Inc. (b)	5,161	193,538
SEB S.A.	1,485	93,143
Sekisui Chemical Co., Ltd. (b)	21,231	259,865
Sekisui House, Ltd.	86,279	1,432,944
Sharp Corp.	13,877	82,917
Sony Group Corp.	72,245	4,649,856

Household Durables—(Continued)
Taylor Wimpey plc	201,165	196,168
Whirlpool Corp.	1,215	163,794

		10,745,519

Household Products—0.5%
Church & Dwight Co., Inc.	5,416	386,919
Clorox Co. (The)	2,746	352,559
Colgate-Palmolive Co.	18,597	1,306,439
Essity AB - Class B	34,888	688,661
Henkel AG & Co. KGaA	5,969	340,702
Kimberly-Clark Corp. (b)	7,528	847,201
Procter & Gamble Co. (The)	53,277	6,726,221
Reckitt Benckiser Group plc	40,965	2,707,435
Unicharm Corp.	23,118	755,655

		14,111,792

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)	14,892	336,559
EDP Renovaveis S.A.	16,416	337,391
Meridian Energy, Ltd.	72,996	196,271
RWE AG	36,803	1,354,158
Uniper SE (b)	5,164	19,590

		2,243,969

Industrial Conglomerates—0.6%
3M Co.	12,343	1,363,902
CK Hutchison Holdings, Ltd.	153,769	844,429
DCC plc	5,645	293,678
General Electric Co.	24,449	1,513,638
Hitachi, Ltd.	55,469	2,348,683
Honeywell International, Inc.	15,020	2,507,889
Investment AB Latour - B Shares	8,341	136,877
Jardine Matheson Holdings, Ltd.	9,120	461,712
Keppel Corp., Ltd.	83,437	400,619
Lifco AB - B Shares	13,147	181,489
Melrose Industries plc	250,488	279,677
Siemens AG	43,826	4,337,612
Smiths Group plc	21,483	360,045
Toshiba Corp. (b)	22,332	795,404

		15,825,654

Insurance—1.8%
Admiral Group plc	10,383	220,354
Aegon NV	101,503	403,384
Aflac, Inc.	12,821	720,540
Ageas SA	9,239	335,215
AIA Group, Ltd.	690,033	5,729,038
Allianz SE	23,400	3,703,066
Allstate Corp. (The)	6,026	750,418
American International Group, Inc.	16,954	804,976
Aon plc - Class A	4,703	1,259,793
Arthur J. Gallagher & Co.	4,690	803,022
Assicurazioni Generali S.p.A.	63,625	866,019
Assurant, Inc.	1,186	172,290
Aviva plc	162,079	696,161

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
AXA S.A.	107,073	$2,344,337
Baloise Holding AG	2,650	337,830
Brown & Brown, Inc.	5,227	316,129
Chubb, Ltd.	9,312	1,693,667
Cincinnati Financial Corp. (b)	3,549	317,884
Dai-ichi Life Holdings, Inc.	56,130	892,217
Everest Re Group, Ltd.	879	230,685
Gjensidige Forsikring ASA	11,540	197,467
Globe Life, Inc.	2,020	201,394
Hannover Rueck SE	3,461	522,701
Hartford Financial Services Group, Inc. (The)	7,205	446,278
Insurance Australia Group, Ltd.	141,221	415,826
Japan Post Holdings Co., Ltd.	136,206	901,903
Japan Post Insurance Co., Ltd. (b)	11,349	158,994
Legal & General Group plc	342,040	818,505
Lincoln National Corp.	3,454	151,665
Loews Corp.	4,459	222,237
Marsh & McLennan Cos., Inc.	11,126	1,661,000
Medibank Private, Ltd.	157,771	350,627
MetLife, Inc. (f)	14,938	907,932
MS&AD Insurance Group Holdings, Inc. (b)	25,506	674,985
Muenchener Rueckversicherungs-Gesellschaft AG	8,026	1,941,386
NN Group NV	15,984	622,111
Phoenix Group Holdings plc	42,501	247,447
Poste Italiane S.p.A.	29,619	223,716
Principal Financial Group, Inc. (b)	5,168	372,871
Progressive Corp. (The)	13,041	1,515,495
Prudential Financial, Inc.	8,294	711,459
Prudential plc	157,502	1,547,469
QBE Insurance Group, Ltd.	84,973	627,709
Sampo Oyj - A Shares	27,433	1,170,771
Sompo Holdings, Inc.	17,927	714,484
Suncorp Group, Ltd.	72,332	461,561
Swiss Life Holding AG	1,807	796,150
Swiss Re AG	17,280	1,269,307
T&D Holdings, Inc. (b)	30,368	287,176
Tokio Marine Holdings, Inc.	105,183	1,869,481
Travelers Cos., Inc. (The)	5,291	810,581
Tryg A/S	20,627	423,919
W.R. Berkley Corp.	4,554	294,097
Willis Towers Watson plc	2,452	492,705
Zurich Insurance Group AG	8,620	3,426,661

		50,055,095

Interactive Media & Services—1.2%
Adevinta ASA (a)	16,255	95,367
Alphabet, Inc. - Class A (a) (e)	133,686	12,787,066
Alphabet, Inc. - Class C (a) (e)	119,566	11,496,271
Auto Trader Group plc	54,028	306,326
Kakaku.com, Inc.	7,701	129,483
Match Group, Inc. (a)	6,309	301,255
Meta Platforms, Inc. - Class A (a) (e)	50,850	6,899,328
REA Group, Ltd.	3,032	219,956
Scout24 SE	4,636	234,922
Seek, Ltd.	19,095	231,045
Twitter, Inc. (a)	14,991	657,205

Interactive Media & Services—(Continued)
Z Holdings Corp.	152,309	395,772

		33,753,996

Internet & Direct Marketing Retail—1.0%
Amazon.com, Inc. (a)	197,612	22,330,156
Delivery Hero SE (a)	9,387	347,626
eBay, Inc.	12,249	450,886
Etsy, Inc. (a) (b)	2,823	282,667
Just Eat Takeaway.com NV (a)	10,549	160,831
Prosus NV (a)	47,518	2,476,349
Rakuten Group, Inc.	48,918	209,859
Zalando SE (a)	12,835	254,488
ZOZO, Inc.	7,129	142,173

		26,655,035

IT Services—1.5%
Accenture plc - Class A	14,103	3,628,702
Adyen NV (144A) (a)	1,242	1,545,108
Akamai Technologies, Inc. (a) (b)	3,544	284,654
Amadeus IT Group S.A. (a)	25,809	1,194,672
Automatic Data Processing, Inc.	9,264	2,095,424
Bechtle AG	4,726	171,952
Broadridge Financial Solutions, Inc.	2,614	377,253
Capgemini SE	9,383	1,499,503
Cognizant Technology Solutions Corp. - Class A	11,544	663,087
Computershare, Ltd.	31,183	494,538
DXC Technology Co. (a)	5,125	125,460
Edenred	14,299	657,228
EPAM Systems, Inc. (a) (b)	1,279	463,241
Fidelity National Information Services, Inc.	13,555	1,024,351
Fiserv, Inc. (a)	14,260	1,334,308
FleetCor Technologies, Inc. (a)	1,672	294,556
Fujitsu, Ltd.	11,149	1,202,335
Gartner, Inc. (a)	1,763	487,804
Global Payments, Inc.	6,180	667,749
GMO Payment Gateway, Inc.	2,446	165,283
International Business Machines Corp.	20,137	2,392,477
Itochu Techno-Solutions Corp.	5,508	128,467
Jack Henry & Associates, Inc.	1,625	296,189
MasterCard, Inc. - Class A	19,023	5,409,000
NEC Corp.	14,087	450,915
Nexi S.p.A. (a)	30,056	242,699
Nomura Research Institute, Ltd.	19,292	474,151
NTT Data Corp.	35,835	463,123
Obic Co., Ltd.	3,995	529,683
Otsuka Corp.	6,575	203,769
Paychex, Inc.	7,142	801,404
PayPal Holdings, Inc. (a)	25,785	2,219,315
SCSK Corp.	8,939	134,123
TIS, Inc.	12,990	344,917
VeriSign, Inc. (a)	2,081	361,470
Visa, Inc. - Class A (b)	36,454	6,476,053
Wix.com, Ltd. (a)	3,320	259,724
Worldline S.A. (a)	13,678	534,880

		40,099,567

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	11,446	$747,574
Hasbro, Inc.	2,894	195,113
Shimano, Inc.	4,193	660,825
Yamaha Corp. (b)	8,102	288,541

		1,892,053

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	6,660	809,523
Bachem Holding AG - Class B	1,902	118,318
Bio-Rad Laboratories, Inc. - Class A (a)	478	199,393
Bio-Techne Corp. (b)	875	248,500
Charles River Laboratories International, Inc. (a)	1,134	223,171
Danaher Corp.	14,597	3,770,259
Eurofins Scientific SE	7,710	457,193
Illumina, Inc. (a)	3,503	668,337
IQVIA Holdings, Inc. (a)	4,158	753,180
Lonza Group AG	4,267	2,075,080
Mettler-Toledo International, Inc. (a)	502	544,228
PerkinElmer, Inc.	2,814	338,609
QIAGEN NV (a)	13,099	551,229
Sartorius Stedim Biotech	1,588	485,440
Thermo Fisher Scientific, Inc.	8,735	4,430,305
Waters Corp. (a)	1,335	359,823
West Pharmaceutical Services, Inc.	1,651	406,278

		16,438,866

Machinery—1.1%
Alfa Laval AB	16,647	411,267
Alstom S.A.	18,093	290,939
Atlas Copco AB - A Shares	153,879	1,424,949
Atlas Copco AB - B Shares	89,419	739,850
Caterpillar, Inc.	11,770	1,931,222
CNH Industrial NV	58,622	654,461
Cummins, Inc.	3,144	639,835
Daifuku Co., Ltd.	5,846	274,703
Daimler Truck Holding AG (a)	25,930	593,432
Deere & Co.	6,201	2,070,452
Dover Corp.	3,201	373,173
Epiroc AB - A Shares	37,753	540,007
Epiroc AB - B Shares	22,340	280,982
FANUC Corp.	10,989	1,520,195
Fortive Corp.	7,931	462,377
GEA Group AG	8,717	285,049
Hitachi Construction Machinery Co., Ltd. (b)	6,165	114,546
Hoshizaki Corp.	6,322	174,965
Husqvarna AB - B Shares	23,750	130,895
IDEX Corp.	1,683	336,348
Illinois Tool Works, Inc.	6,282	1,134,843
Indutrade AB	15,486	249,742
Ingersoll Rand, Inc. (b)	8,989	388,864
KION Group AG	4,129	80,009
Knorr-Bremse AG	4,129	179,017
Komatsu, Ltd.	52,962	957,760
Kone Oyj - Class B	19,472	749,840
Kubota Corp.	58,446	810,480
Kurita Water Industries, Ltd.	6,062	213,791

Machinery—(Continued)
Makita Corp.	12,915	250,408
MINEBEA MITSUMI, Inc.	20,821	308,810
MISUMI Group, Inc.	16,296	346,713
Mitsubishi Heavy Industries, Ltd.	18,361	612,162
NGK Insulators, Ltd.	13,488	168,139
Nordson Corp.	1,205	255,785
Otis Worldwide Corp.	9,369	597,742
PACCAR, Inc.	7,753	648,849
Parker-Hannifin Corp.	2,862	693,491
Pentair plc	3,667	148,990
Rational AG	298	145,549
Sandvik AB	61,082	831,783
Schindler Holding AG	1,362	204,741
Schindler Holding AG (Participation Certificate)	2,353	364,994
SKF AB - B Shares	21,734	290,626
SMC Corp.	3,281	1,323,630
Snap-on, Inc. (b)	1,188	239,204
Spirax-Sarco Engineering plc	4,232	486,131
Stanley Black & Decker, Inc.	3,296	247,892
Techtronic Industries Co., Ltd.	78,822	744,667
Toyota Industries Corp.	8,434	401,847
VAT Group A (144A)	1,564	315,751
Volvo AB - A Shares	11,354	168,156
Volvo AB - B Shares	86,450	1,219,831
Wartsila Oyj Abp (b)	26,837	170,981
Westinghouse Air Brake Technologies Corp.	4,055	329,874
Xylem, Inc.	4,017	350,925
Yaskawa Electric Corp.	13,844	399,623

		30,281,287

Marine—0.1%
AP Moller - Maersk A/S - Class A	178	313,686
AP Moller - Maersk A/S - Class B	288	521,695
Kuehne & Nagel International AG	3,113	630,770
Mitsui OSK Lines, Ltd. (b)	19,765	354,991
Nippon Yusen KK (b)	27,765	474,176
SITC International Holdings Co., Ltd.	76,038	139,258
ZIM Integrated Shipping Services, Ltd. (b)	4,918	115,573

		2,550,149

Media—0.3%
Charter Communications, Inc. - Class A (a) (b)	2,472	749,881
Comcast Corp. - Class A	98,186	2,879,795
CyberAgent, Inc. (b)	24,370	202,983
Dentsu Group, Inc.	12,405	353,171
DISH Network Corp. - Class A (a) (b)	5,596	77,393
Fox Corp. - Class A (b)	6,833	209,636
Fox Corp. - Class B	3,138	89,433
Hakuhodo DY Holdings, Inc.	12,924	91,153
Informa plc	83,794	482,744
Interpublic Group of Cos., Inc. (The)	8,718	223,181
News Corp. - Class A	8,597	129,901
News Corp. - Class B	2,663	41,063
Omnicom Group, Inc.	4,567	288,132
Paramount Global - Class B (b)	11,259	214,371
Pearson plc	38,156	365,678

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—(Continued)
Publicis Groupe S.A.	13,069	$618,397
Vivendi SE	40,852	316,637
WPP plc	62,562	517,729

		7,851,278

Metals & Mining—1.0%
Anglo American plc	72,796	2,199,049
Antofagasta plc	22,357	275,779
ArcelorMittal S.A.	30,173	603,404
BHP Group, Ltd.	290,011	7,222,696
BlueScope Steel, Ltd.	27,463	265,688
Boliden AB	15,673	484,719
Evolution Mining, Ltd.	103,921	137,039
Fortescue Metals Group, Ltd.	97,013	1,039,726
Freeport-McMoRan, Inc.	31,883	871,362
Glencore plc	560,635	2,960,454
Hitachi Metals, Ltd. (a)	12,157	182,779
JFE Holdings, Inc. (b)	28,160	262,110
Mineral Resources, Ltd.	9,755	408,346
Newcrest Mining, Ltd.	51,165	556,680
Newmont Corp.	17,696	743,763
Nippon Steel Corp.	46,276	644,114
Norsk Hydro ASA	77,043	414,451
Northern Star Resources, Ltd.	66,056	333,020
Nucor Corp.	5,837	624,501
Rio Tinto plc	64,412	3,488,780
Rio Tinto, Ltd.	21,267	1,265,659
South32, Ltd.	266,063	614,975
Sumitomo Metal Mining Co., Ltd.	14,193	408,979
voestalpine AG	6,549	110,754

		26,118,827

Multi-Utilities—0.4%
Ameren Corp.	5,761	464,048
CenterPoint Energy, Inc.	14,035	395,506
CMS Energy Corp.	6,470	376,813
Consolidated Edison, Inc.	7,906	678,019
Dominion Energy, Inc.	18,561	1,282,751
DTE Energy Co.	4,320	497,016
E.ON SE	128,618	995,425
Engie S.A.	104,634	1,200,554
National Grid plc	208,907	2,155,887
NiSource, Inc.	9,051	227,995
Public Service Enterprise Group, Inc.	11,122	625,390
Sempra Energy	7,008	1,050,779
Veolia Environnement S.A.	38,128	723,408
WEC Energy Group, Inc.	7,033	628,961

		11,302,552

Multiline Retail—0.2%
Dollar General Corp.	5,061	1,213,931
Dollar Tree, Inc. (a) (b)	4,706	640,487
Next plc	7,468	396,780
Pan Pacific International Holdings Corp.	21,845	383,860
Target Corp.	10,338	1,534,056

Multiline Retail—(Continued)
Wesfarmers, Ltd.	64,973	1,765,832

		5,934,946

Oil, Gas & Consumable Fuels—2.3%
Aker BP ASA	17,965	515,496
Ampol, Ltd.	13,652	252,069
APA Corp.	7,280	248,903
BP plc	1,106,878	5,263,596
Chevron Corp.	40,151	5,768,494
ConocoPhillips	28,383	2,904,716
Coterra Energy, Inc. (b)	17,738	463,317
Devon Energy Corp.	14,599	877,838
Diamondback Energy, Inc.	3,963	477,383
ENEOS Holdings, Inc. (b)	175,804	567,679
Eni S.p.A.	144,590	1,536,081
EOG Resources, Inc.	13,066	1,459,864
EQT Corp.	8,243	335,902
Equinor ASA	55,988	1,846,685
Exxon Mobil Corp.	92,921	8,112,932
Galp Energia SGPS S.A.	28,716	275,213
Hess Corp.	6,213	677,155
Idemitsu Kosan Co., Ltd. (b)	11,892	257,311
Inpex Corp.	59,579	558,967
Kinder Morgan, Inc.	44,204	735,555
Marathon Oil Corp.	15,107	341,116
Marathon Petroleum Corp.	11,117	1,104,252
Neste Oyj	24,237	1,051,185
Occidental Petroleum Corp.	16,615	1,020,992
OMV AG	8,407	302,585
ONEOK, Inc.	9,963	510,504
Phillips 66 (b)	10,725	865,722
Pioneer Natural Resources Co.	5,321	1,152,156
Repsol S.A.	83,126	956,583
Santos, Ltd.	184,329	834,875
Shell plc	426,133	10,602,315
TotalEnergies SE (b)	142,034	6,685,529
Valero Energy Corp.	8,784	938,570
Washington H Soul Pattinson & Co., Ltd.	12,228	208,098
Williams Cos., Inc. (The)	27,168	777,820
Woodside Energy Group, Ltd.	108,776	2,212,887

		62,700,345

Paper & Forest Products—0.1%
Holmen AB - B Shares	5,440	207,003
Mondi plc	27,693	427,763
Oji Holdings Corp. (b)	46,007	171,254
Stora Enso Oyj - R Shares	31,600	403,020
Svenska Cellulosa AB SCA - Class B	34,721	440,318
UPM-Kymmene Oyj	30,577	971,657

		2,621,015

Personal Products—0.6%
Beiersdorf AG	5,775	571,470
Estee Lauder Cos., Inc. (The) - Class A	5,168	1,115,771
Haleon plc (a)	290,967	900,278
Kao Corp.	27,212	1,103,403

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Products—(Continued)
Kobayashi Pharmaceutical Co., Ltd.	3,102	$180,849
Kose Corp.	1,943	197,789
L’Oreal S.A.	13,826	4,402,446
Shiseido Co., Ltd.	22,915	802,090
Unilever plc	146,193	6,432,470

		15,706,566

Pharmaceuticals—3.6%
Astellas Pharma, Inc.	105,172	1,390,201
AstraZeneca plc	88,766	9,761,602
Bayer AG	56,282	2,597,298
Bristol-Myers Squibb Co.	47,607	3,384,382
Catalent, Inc. (a)	3,996	289,151
Chugai Pharmaceutical Co., Ltd.	38,476	960,710
Daiichi Sankyo Co., Ltd.	100,388	2,792,481
Eisai Co., Ltd.	14,441	774,599
Eli Lilly and Co.	17,584	5,685,786
GSK plc	233,001	3,398,550
Hikma Pharmaceuticals plc	9,461	143,244
Ipsen S.A.	2,189	202,166
Johnson & Johnson	58,620	9,576,163
Kyowa Kirin Co., Ltd.	15,363	352,433
Merck & Co., Inc.	56,482	4,864,230
Merck KGaA	7,404	1,208,358
Nippon Shinyaku Co., Ltd.	2,795	141,791
Novartis AG	123,935	9,447,968
Novo Nordisk A/S - Class B	94,837	9,452,783
Ono Pharmaceutical Co., Ltd.	20,750	482,686
Organon & Co. (b)	5,670	132,678
Orion Oyj - Class B	6,115	257,741
Otsuka Holdings Co., Ltd.	22,370	709,535
Pfizer, Inc.	125,132	5,475,776
Recordati Industria Chimica e Farmaceutica S.p.A.	5,978	219,605
Roche Holding AG	40,249	13,123,550
Roche Holding AG (Bearer Shares)	1,529	595,767
Sanofi	65,235	4,978,754
Shionogi & Co., Ltd.	15,173	734,026
Takeda Pharmaceutical Co., Ltd. (b)	86,112	2,236,514
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	63,610	513,333
UCB S.A.	7,245	501,095
Viatris, Inc.	27,035	230,338
Zoetis, Inc.	10,438	1,547,851

		98,163,145

Professional Services—0.5%
Adecco Group AG	9,338	256,423
Bureau Veritas S.A.	16,916	377,772
CoStar Group, Inc. (a)	8,828	614,870
Equifax, Inc.	2,729	467,832
Experian plc	52,751	1,546,512
Intertek Group plc	9,280	381,785
Jacobs Solutions, Inc. (b)	2,836	307,678
Leidos Holdings, Inc.	3,044	266,259
Nielsen Holdings plc	8,020	222,314
Nihon M&A Center Holdings, Inc.	17,352	196,284
Persol Holdings Co., Ltd.	10,071	183,543

Professional Services—(Continued)
Randstad NV	6,885	297,728
Recruit Holdings Co., Ltd.	82,585	2,383,669
RELX plc	110,281	2,692,249
Robert Half International, Inc.	2,443	186,890
SGS S.A.	365	779,654
Teleperformance	3,365	850,141
Verisk Analytics, Inc.	3,500	596,855
Wolters Kluwer NV	15,039	1,464,213

		14,072,671

Real Estate Management & Development—1.1%
Abrdn European Logistics Income plc (144A)	35,326	34,837
ADLER Group S.A. (144A) (a) (b)	8,192	16,879
Aeon Mall Co., Ltd.	10,687	118,299
Allreal Holding AG	1,335	185,214
Amot Investments, Ltd.	15,148	86,651
Aroundtown S.A.	153,694	339,129
Atrium Ljungberg AB - B Shares	4,024	49,747
Azrieli Group, Ltd.	5,752	391,836
CA Immobilien Anlagen AG	3,708	109,877
Capitaland Investment, Ltd.	379,200	913,392
Castellum AB (b)	23,153	256,547
Catena AB	2,727	80,460
CBRE Group, Inc. - Class A (a) (b)	7,161	483,439
Cibus Nordic Real Estate AB	4,282	55,656
City Developments, Ltd.	64,871	341,997
Citycon Oyj (a)	6,509	40,779
CK Asset Holdings, Ltd. (b)	292,940	1,757,802
CLS Holdings plc	14,078	21,914
Corem Property Group AB - B Shares	60,522	45,290
Daito Trust Construction Co., Ltd. (b)	3,566	334,840
Daiwa House Industry Co., Ltd. (b)	34,351	700,043
Deutsche Euroshop AG	854	19,371
Deutsche Wohnen SE	4,396	83,896
Dios Fastigheter AB	7,981	50,148
Entra ASA (144A)	4,929	45,477
ESR Group, Ltd.	114,071	287,730
Fabege AB	22,922	154,653
Fastighets AB Balder - B Shares (a)	89,864	355,172
Grainger plc	65,677	168,030
Grand City Properties S.A.	8,529	85,078
Hang Lung Properties, Ltd.	114,787	187,379
Heiwa Real Estate Co., Ltd.	2,870	78,858
Helical plc	9,164	36,565
Henderson Land Development Co., Ltd.	81,729	228,117
Hiag Immobilien Holding AG	334	28,406
Hongkong Land Holdings, Ltd.	164,030	719,565
Hufvudstaden AB - A Shares	9,678	106,580
Hulic Co., Ltd.	58,903	433,408
Hysan Development Co., Ltd.	54,739	137,849
Intershop Holding AG	107	67,277
Kennedy-Wilson Holdings, Inc. (b)	10,538	162,917
Kojamo Oyj	17,593	223,585
LEG Immobilien SE	10,869	653,987
Lendlease Corp Ltd	38,760	219,210
Lifestyle Communities, Ltd.	8,462	81,232

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Mitsubishi Estate Co., Ltd.	169,304	$2,221,426
Mitsui Fudosan Co., Ltd.	133,922	2,552,842
Mobimo Holding AG	666	143,881
New World Development Co., Ltd.	213,619	603,580
Nomura Real Estate Holdings, Inc.	16,728	379,221
NP3 Fastigheter AB	2,488	36,856
Nyfosa AB	16,371	94,164
Pandox AB (a)	7,915	83,238
Peach Property Group AG (a)	1,038	23,734
Phoenix Spree Deutschland, Ltd.	7,050	22,778
Platzer Fastigheter Holding AB - Class B	4,841	28,751
PSP Swiss Property AG	3,902	390,731
Sagax AB - Class B	26,273	432,483
Samhallsbyggnadsbolaget i Norden AB (b)	99,707	106,405
Shurgard Self Storage S.A.	2,244	91,429
Sino Land Co., Ltd.	525,657	691,761
Sirius Real Estate, Ltd.	97,190	76,655
Stendorren Fastigheter AB (a)	1,200	18,431
Sumitomo Realty & Development Co., Ltd.	53,345	1,214,724
Sun Hung Kai Properties, Ltd.	211,216	2,322,356
Swire Pacific, Ltd. - Class A	28,521	212,842
Swire Properties, Ltd.	162,136	348,417
Swiss Prime Site AG	11,271	896,600
TAG Immobilien AG	13,619	109,719
Tokyo Tatemono Co., Ltd.	17,857	254,345
Tricon Residential, Inc.	21,841	188,946
UOL Group, Ltd.	70,097	323,184
VGP NV	750	70,862
Vonovia SE	112,899	2,457,104
Wallenstam AB	30,062	109,598
Wharf Real Estate Investment Co., Ltd.	235,392	1,063,040
Wihlborgs Fastigheter AB	23,886	144,537

		28,693,758

Road & Rail—0.4%
Aurizon Holdings, Ltd.	103,579	227,577
Central Japan Railway Co.	8,261	967,777
CSX Corp.	47,741	1,271,820
East Japan Railway Co.	17,321	889,219
Grab Holdings, Ltd. - Class A (a) (b)	74,376	195,609
Hankyu Hanshin Holdings, Inc.	13,179	396,685
J.B. Hunt Transport Services, Inc.	1,852	289,690
Keio Corp.	5,931	214,537
Keisei Electric Railway Co., Ltd.	7,408	202,006
Kintetsu Group Holdings Co., Ltd.	9,826	325,826
MTR Corp., Ltd. (b)	88,703	405,905
Norfolk Southern Corp.	5,237	1,097,937
Odakyu Electric Railway Co., Ltd.	16,625	212,662
Old Dominion Freight Line, Inc. (b)	2,044	508,486
Tobu Railway Co., Ltd.	10,873	256,525
Tokyu Corp. (b)	30,112	343,134
Union Pacific Corp.	13,923	2,712,479
West Japan Railway Co.	12,641	484,467

		11,002,341

Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc. (a)	35,993	2,280,517
Advantest Corp. (b)	10,860	504,703
Analog Devices, Inc.	11,589	1,614,811
Applied Materials, Inc.	19,396	1,589,114
ASM International NV	2,683	600,295
ASML Holding NV	23,287	9,659,245
Broadcom, Inc. (b)	9,003	3,997,422
Disco Corp. (b)	1,674	364,792
Enphase Energy, Inc. (a)	3,020	837,959
Infineon Technologies AG	74,814	1,657,919
Intel Corp.	91,547	2,359,166
KLA Corp.	3,162	956,916
Lam Research Corp.	3,054	1,117,764
Lasertec Corp.	4,323	434,713
Microchip Technology, Inc.	12,318	751,768
Micron Technology, Inc.	24,595	1,232,210
Monolithic Power Systems, Inc.	991	360,129
NVIDIA Corp.	55,829	6,777,082
NXP Semiconductors NV	5,855	863,671
ON Semiconductor Corp. (a) (b)	9,659	602,046
Qorvo, Inc. (a)	2,301	182,723
QUALCOMM, Inc.	25,038	2,828,793
Renesas Electronics Corp. (a)	66,814	556,836
Rohm Co., Ltd.	5,033	330,087
Skyworks Solutions, Inc.	3,577	305,011
SolarEdge Technologies, Inc. (a) (b)	1,240	287,010
STMicroelectronics NV	39,154	1,208,079
SUMCO Corp.	19,853	230,681
Teradyne, Inc.	3,496	262,724
Texas Instruments, Inc.	20,372	3,153,178
Tokyo Electron, Ltd.	8,556	2,118,388
Tower Semiconductor, Ltd. (a)	6,295	274,935

		50,300,687

Software—2.5%
Adobe, Inc. (a)	10,434	2,871,437
ANSYS, Inc. (a)	1,941	430,320
Autodesk, Inc. (a)	4,844	904,859
AVEVA Group plc	6,931	241,453
Cadence Design Systems, Inc. (a)	6,106	997,904
Ceridian HCM Holding, Inc. (a)	3,413	190,718
Check Point Software Technologies, Ltd. (a)	5,895	660,358
Citrix Systems, Inc.	2,781	289,224
CyberArk Software, Ltd. (a)	2,333	349,810
Dassault Systemes SE	38,185	1,312,559
Fortinet, Inc. (a)	14,592	716,905
Intuit, Inc.	6,289	2,435,856
Microsoft Corp. (e)	166,280	38,726,612
Nemetschek SE	3,318	159,778
Nice, Ltd. (a)	3,637	687,362
NortonLifeLock, Inc. (b)	12,773	257,248
Oracle Corp.	33,867	2,068,258
Oracle Corp. Japan	2,194	115,823
Paycom Software, Inc. (a) (b)	1,084	357,709
PTC, Inc. (a) (b)	2,357	246,542
Roper Technologies, Inc.	2,364	850,189

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Sage Group plc (The)	58,358	$448,991
Salesforce, Inc. (a)	22,184	3,190,947
SAP SE	59,822	4,931,415
ServiceNow, Inc. (a)	4,504	1,700,755
Synopsys, Inc. (a)	3,411	1,042,095
Temenos AG	3,665	246,783
Trend Micro, Inc.	7,666	415,178
Tyler Technologies, Inc. (a)	927	322,133
WiseTech Global, Ltd.	8,388	275,509
Xero, Ltd. (a)	7,719	354,744

		67,799,474

Specialty Retail—0.7%
Advance Auto Parts, Inc.	1,352	211,372
AutoZone, Inc. (a)	434	929,598
Bath & Body Works, Inc.	5,090	165,934
Best Buy Co., Inc.	4,468	283,003
CarMax, Inc. (a) (b)	3,549	234,305
Chow Tai Fook Jewellery Group, Ltd.	114,576	214,512
Fast Retailing Co., Ltd.	3,343	1,776,571
H & M Hennes & Mauritz AB - B Shares	41,406	382,675
Hikari Tsushin, Inc. (b)	1,194	139,719
Home Depot, Inc. (The)	22,915	6,323,165
Industria de Diseno Textil S.A.	62,491	1,290,777
JD Sports Fashion plc	146,218	159,700
Kingfisher plc	114,221	277,465
Lowe’s Cos., Inc.	14,250	2,676,293
Nitori Holdings Co., Ltd.	4,624	386,940
O’Reilly Automotive, Inc. (a)	1,421	999,460
Ross Stores, Inc.	7,802	657,475
TJX Cos., Inc. (The)	26,123	1,622,761
Tractor Supply Co.	2,475	460,053
Ulta Beauty, Inc. (a)	1,155	463,374
USS Co., Ltd.	12,432	191,341

		19,846,493

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	336,814	46,547,695
Brother Industries, Ltd.	13,334	229,906
Canon, Inc.	57,307	1,249,843
FUJIFILM Holdings Corp.	20,638	944,410
Hewlett Packard Enterprise Co.	28,970	347,061
HP, Inc.	20,290	505,627
Logitech International S.A. (b)	9,931	453,483
NetApp, Inc.	4,899	303,003
Ricoh Co., Ltd.	32,526	237,357
Seagate Technology Holdings plc (b)	4,354	231,763
Seiko Epson Corp. (b)	15,860	216,315
Western Digital Corp. (a)	6,982	227,264

		51,493,727

Textiles, Apparel & Luxury Goods—0.8%
Adidas AG	9,905	1,149,481
Burberry Group plc	22,608	450,829
Cie Financiere Richemont S.A. - Class A	29,905	2,806,085

Textiles, Apparel & Luxury Goods—(Continued)
Hermes International	1,815	2,133,273
Kering S.A.	4,287	1,895,792
LVMH Moet Hennessy Louis Vuitton SE	15,905	9,349,516
Moncler S.p.A.	11,776	483,520
NIKE, Inc. - Class B	28,174	2,341,823
Pandora A/S	5,198	242,108
Puma SE	6,116	286,340
Ralph Lauren Corp. (b)	956	81,193
Swatch Group AG (The)	2,992	125,210
Swatch Group AG (The) - Bearer Shares	1,658	372,353
Tapestry, Inc.	5,614	159,606
VF Corp.	7,363	220,227

		22,097,356

Tobacco—0.4%
Altria Group, Inc.	40,151	1,621,297
British American Tobacco plc	123,429	4,413,747
Imperial Brands plc	51,725	1,067,386
Japan Tobacco, Inc.	68,746	1,128,375
Philip Morris International, Inc.	34,562	2,868,992
Swedish Match AB	87,364	864,931

		11,964,728

Trading Companies & Distributors—0.5%
AerCap Holdings NV (a)	7,732	327,296
Ashtead Group plc	25,371	1,132,710
Brenntag SE	8,851	540,092
Bunzl plc	19,330	588,253
Fastenal Co.	12,813	589,910
Ferguson plc	12,285	1,279,209
IMCD NV	3,289	390,335
ITOCHU Corp. (b)	68,097	1,650,391
Marubeni Corp.	88,198	774,359
Mitsubishi Corp.	72,347	1,986,920
Mitsui & Co., Ltd. (b)	79,974	1,715,759
MonotaRO Co., Ltd.	14,144	213,793
Reece, Ltd.	12,818	113,377
Sumitomo Corp.	64,521	805,154
Toyota Tsusho Corp.	12,170	377,771
United Rentals, Inc. (a)	1,560	421,387
WW Grainger, Inc.	1,009	493,593

		13,400,309

Transportation Infrastructure—0.1%
Aena SME S.A. (a)	4,297	444,623
Aeroports de Paris (a)	1,710	196,953
Atlantia S.p.A.	28,385	628,350
Auckland International Airport, Ltd. (a)	71,712	288,241
Getlink SE	25,013	387,690
Transurban Group	175,915	1,379,782

		3,325,639

Water Utilities—0.1%
American Water Works Co., Inc.	4,053	527,538
Severn Trent plc	14,339	374,841

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Water Utilities—(Continued)
United Utilities Group plc	39,064	$386,835

		1,289,214

Wireless Telecommunication Services—0.4%
KDDI Corp. (b)	92,402	2,710,145
SoftBank Corp.	164,548	1,645,595
SoftBank Group Corp.	69,094	2,347,133
T-Mobile U.S., Inc. (a) (b)	13,421	1,800,696
Tele2 AB - B Shares	32,181	277,568
Vodafone Group plc	1,527,324	1,720,190

		10,501,327

Total Common Stocks (Cost $1,255,409,350)		1,494,899,967

U.S. Treasury & Government Agencies—33.1%

Federal Agencies—1.0%
Federal Home Loan Bank 2.500%, 02/13/24	2,175,000	2,125,548
Federal Home Loan Mortgage Corp. 2.750%, 06/19/23	9,329,000	9,227,567
6.250%, 07/15/32	2,364,000	2,750,697
Federal National Mortgage Association 2.875%, 09/12/23	8,502,000	8,380,181
6.625%, 11/15/30 (b)	1,525,000	1,780,993
7.250%, 05/15/30	1,788,000	2,143,780

		26,408,766

U.S. Treasury—32.1%
U.S. Treasury Bonds 1.875%, 11/15/51	1,696,200	1,121,679
2.000%, 02/15/50	4,829,500	3,317,829
2.250%, 08/15/46	19,880,600	14,315,585
2.250%, 08/15/49	4,197,400	3,068,857
2.250%, 02/15/52	22,954,400	16,677,806
2.375%, 11/15/49	4,579,300	3,448,428
2.375%, 05/15/51	24,855,800	18,595,245
2.500%, 02/15/45	5,470,900	4,170,920
2.750%, 08/15/47	2,337,700	1,867,786
2.875%, 05/15/43	5,417,100	4,464,664
2.875%, 08/15/45 (b)	29,768,500	24,289,235
2.875%, 05/15/49	3,659,800	3,050,215
3.000%, 05/15/45	1,329,600	1,109,904
3.000%, 02/15/47	3,206,300	2,680,642
3.000%, 05/15/47 (b)	3,558,700	2,978,882
3.000%, 02/15/48	1,975,100	1,662,787
3.000%, 08/15/48	9,323,800	7,885,895
3.000%, 02/15/49	2,720,900	2,321,268
3.125%, 11/15/41	5,828,800	5,070,373
3.125%, 02/15/42 (b)	614,500	535,287
3.125%, 02/15/43	9,885,800	8,497,154
3.625%, 08/15/43	24,408,000	22,759,507

U.S. Treasury—(Continued)
U.S. Treasury Bonds 3.750%, 08/15/41	7,562,900	7,247,681
3.750%, 11/15/43	487,200	462,688
4.375%, 05/15/41	530,600	555,741
4.500%, 08/15/39	301,900	324,130
5.250%, 11/15/28	3,963,700	4,213,754
5.500%, 08/15/28	5,597,100	6,008,137
6.000%, 02/15/26 (g)	31,745,700	33,461,952
6.125%, 11/15/27	6,782,300	7,401,450
6.250%, 05/15/30	854,700	984,274
6.375%, 08/15/27	2,592,500	2,847,395
6.875%, 08/15/25	2,470,400	2,640,047
U.S. Treasury Notes 0.250%, 06/30/25 (b)	15,838,000	14,215,224
0.250%, 08/31/25	34,141,300	30,413,763
0.250%, 09/30/25 (b)	11,534,100	10,250,931
0.375%, 04/30/25	11,201,100	10,146,184
0.375%, 12/31/25	11,063,100	9,782,633
0.375%, 01/31/26	27,091,900	23,864,154
0.500%, 03/31/25 (b)	991,100	904,185
0.500%, 02/28/26	11,035,000	9,737,094
0.625%, 05/15/30	9,251,100	7,287,410
0.625%, 08/15/30	11,561,400	9,058,989
0.750%, 04/30/26	6,627,600	5,868,792
0.750%, 05/31/26	20,570,900	18,166,676
0.750%, 08/31/26	15,713,700	13,780,792
0.875%, 09/30/26	9,132,700	8,034,279
1.125%, 10/31/26 (b)	9,196,500	8,153,631
1.250%, 08/31/24	8,677,300	8,201,404
1.250%, 12/31/26	6,774,600	6,017,486
1.375%, 11/15/31 (b)	7,259,500	5,898,344
1.500%, 09/30/24	6,491,100	6,153,614
1.500%, 10/31/24 (b)	7,998,500	7,563,582
1.500%, 11/30/24 (b)	3,995,800	3,769,631
1.500%, 08/15/26 (b)	2,030,700	1,836,673
1.500%, 01/31/27 (b)	6,697,800	6,003,950
1.500%, 02/15/30 (b)	6,315,400	5,359,702
1.625%, 02/15/26	11,760,100	10,799,539
1.625%, 08/15/29	9,431,400	8,133,477
1.625%, 05/15/31	33,445,800	28,073,568
1.750%, 07/31/24	6,316,400	6,036,850
1.750%, 11/15/29	11,386,000	9,890,698
1.875%, 02/28/27	13,519,000	12,311,795
1.875%, 02/15/32	19,871,900	16,838,330
2.000%, 05/31/24 (b)	10,430,000	10,044,986
2.000%, 02/15/25 (b)	23,431,200	22,234,012
2.000%, 08/15/25	16,706,400	15,693,575
2.000%, 11/15/26	33,782,600	31,021,928
2.125%, 11/30/23 (b)	12,602,400	12,297,186
2.125%, 03/31/24	6,290,300	6,090,534
2.125%, 05/15/25 (b) (g)	44,542,400	42,191,744
2.250%, 04/30/24	7,220,400	6,990,814
2.250%, 11/15/24	5,901,100	5,660,446
2.250%, 11/15/25	9,040,300	8,513,067
2.250%, 02/15/27	9,640,500	8,910,684

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes 2.250%, 08/15/27	31,517,500	$28,971,477
2.250%, 11/15/27	22,946,800	20,997,218
2.375%, 08/15/24	1,865,100	1,801,060
2.375%, 05/15/27	46,256,900	42,874,364
2.375%, 05/15/29 (b)	12,563,700	11,369,167
2.500%, 01/31/24	3,936,400	3,843,064
2.625%, 02/15/29	8,538,200	7,867,484
2.750%, 02/15/28	2,279,600	2,134,721
2.750%, 08/15/32	3,641,100	3,329,331
2.875%, 05/15/28	3,859,700	3,627,515
2.875%, 05/15/32	26,193,900	24,217,079
3.125%, 11/15/28	9,904,400	9,411,114

		872,683,147

Total U.S. Treasury & Government Agencies (Cost $1,003,782,307)		899,091,913

Foreign Government—9.5%

Sovereign—9.5%
Australia Government Bonds 1.750%, 06/21/51 (AUD)	237,000	92,072
2.500%, 05/21/30 (AUD)	5,507,000	3,213,578
3.250%, 04/21/29 (AUD)	1,346,000	835,063
3.750%, 04/21/37 (AUD)	1,486,000	917,395
4.750%, 04/21/27 (AUD)	1,450,000	969,057
Belgium Government Bonds 0.900%, 06/22/29 (144A) (EUR)	2,970,000	2,637,721
1.600%, 06/22/47 (144A) (EUR)	1,474,400	1,077,815
2.600%, 06/22/24 (144A) (EUR)	1,391,195	1,381,024
4.250%, 03/28/41 (144A) (EUR)	983,000	1,098,197
5.000%, 03/28/35 (144A) (EUR)	962,000	1,133,112
5.500%, 03/28/28 (EUR)	810,800	925,258
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 02/15/31 (EUR)	2,993,000	2,478,982
Zero Coupon, 08/15/31 (EUR)	2,458,000	2,013,197
Zero Coupon, 08/15/50 (EUR)	2,261,000	1,242,443
0.500%, 02/15/26 (EUR)	10,107,518	9,491,789
1.250%, 08/15/48 (EUR)	404,000	330,112
2.500%, 07/04/44 (EUR)	1,063,600	1,106,498
3.250%, 07/04/42 (EUR)	387,500	444,101
4.250%, 07/04/39 (EUR)	1,677,500	2,105,580
5.500%, 01/04/31 (EUR)	2,832,600	3,498,429
Canadian Government Bonds 1.500%, 06/01/26 (CAD)	3,452,000	2,331,047
3.500%, 12/01/45 (CAD)	2,277,000	1,734,878
5.750%, 06/01/29 (CAD)	5,971,000	4,973,650
Denmark Government Bonds 0.500%, 11/15/29 (DKK)	4,004,000	460,166
4.500%, 11/15/39 (DKK)	4,060,000	672,782
Finland Government Bonds 0.125%, 09/15/31 (144A) (EUR)	729,000	570,405
0.500%, 04/15/26 (144A) (EUR)	1,288,000	1,192,120
1.375%, 04/15/47 (144A) (EUR)	462,000	347,201

Sovereign—(Continued)
French Republic Government Bond OAT Zero Coupon, 05/25/32 (EUR)	338,000	256,939
0.500%, 05/25/25 (EUR)	3,110,000	2,929,573
0.500%, 05/25/26 (EUR)	7,888,399	7,298,667
1.250%, 05/25/36 (144A) (EUR)	4,757,800	3,781,421
1.500%, 05/25/50 (144A) (EUR)	1,327,000	937,550
2.250%, 05/25/24 (EUR)	2,032,800	2,003,912
2.500%, 05/25/30 (EUR)	12,125,800	11,977,180
3.250%, 05/25/45 (EUR)	4,694,900	4,777,004
4.000%, 04/25/60 (EUR)	292,000	345,791
Ireland Government Bonds 0.200%, 10/18/30 (EUR)	1,930,000	1,577,713
2.000%, 02/18/45 (EUR)	483,000	395,491
5.400%, 03/13/25 (EUR)	1,140,800	1,208,457
Italy Buoni Poliennali Del Tesoro 0.950%, 09/15/27 (EUR)	1,660,000	1,425,573
1.500%, 04/30/45 (144A) (EUR)	232,000	133,912
1.650%, 03/01/32 (144A) (EUR)	3,541,000	2,759,835
1.800%, 03/01/41 (144A) (EUR)	469,000	306,536
3.750%, 09/01/24 (EUR)	9,653,000	9,609,615
3.850%, 09/01/49 (144A) (EUR)	2,727,000	2,432,442
5.000%, 08/01/39 (144A) (EUR)	2,969,000	3,087,521
5.250%, 11/01/29 (EUR)	11,139,200	11,808,018
Japan Government Forty Year Bond 1.700%, 03/20/54 (JPY)	63,950,000	475,514
Japan Government Ten Year Bonds 0.100%, 09/20/26 (JPY)	605,100,000	4,195,856
0.100%, 12/20/29 (JPY)	767,550,000	5,258,722
0.100%, 06/20/31 (JPY)	501,750,000	3,409,841
0.100%, 12/20/31 (JPY)	233,050,000	1,588,711
0.500%, 12/20/24 (JPY)	1,601,350,000	11,198,718
Japan Government Thirty Year Bonds 0.400%, 12/20/49 (JPY)	549,350,000	2,998,898
0.500%, 09/20/46 (JPY)	1,021,600,000	6,041,649
0.700%, 06/20/51 (JPY)	741,650,000	4,329,785
0.700%, 12/20/51 (JPY)	223,750,000	1,303,062
1.800%, 09/20/43 (JPY)	140,250,000	1,103,065
1.900%, 09/20/42 (JPY)	496,850,000	3,981,735
2.300%, 03/20/40 (JPY)	571,750,000	4,844,290
Japan Government Twenty Year Bonds 0.500%, 09/20/36 (JPY)	732,900,000	4,965,622
0.500%, 12/20/41 (JPY)	141,200,000	893,737
1.500%, 03/20/33 (JPY)	230,600,000	1,778,932
1.700%, 12/20/31 (JPY)	195,350,000	1,523,819
1.700%, 09/20/32 (JPY)	533,050,000	4,181,126
1.700%, 09/20/33 (JPY)	418,500,000	3,289,908
2.100%, 06/20/29 (JPY)	555,050,000	4,324,466
Japan Government Two Year Bond 0.005%, 09/01/23 (JPY)	1,525,850,000	10,556,124
Mexican Bonos 10.000%, 11/20/36 (MXN)	39,667,100	2,018,680
Netherlands Government Bonds Zero Coupon, 07/15/31 (144A) (EUR)	1,730,000	1,386,230
Zero Coupon, 01/15/52 (144A) (EUR)	313,000	153,882
2.750%, 01/15/47 (144A) (EUR)	486,000	502,316
3.750%, 01/15/42 (144A) (EUR)	905,600	1,049,435
5.500%, 01/15/28 (144A) (EUR)	3,420,500	3,904,815

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Norway Government Bonds 1.250%, 09/17/31 (144A) (NOK)	4,362,000	$337,270
3.000%, 03/14/24 (144A) (NOK)	10,370,000	951,928
Poland Government Bond 5.750%, 04/25/29 (PLN)	6,492,000	1,198,209
Republic of Austria Government Bonds Zero Coupon, 02/20/31 (144A) (EUR)	1,380,000	1,078,435
0.750%, 10/20/26 (144A) (EUR)	1,522,000	1,404,614
3.150%, 06/20/44 (144A) (EUR)	1,483,000	1,520,399
4.150%, 03/15/37 (144A) (EUR)	267,000	296,945
Singapore Government Bonds 2.125%, 06/01/26 (SGD)	1,024,000	678,032
2.750%, 03/01/46 (SGD)	550,000	346,562
3.375%, 09/01/33 (SGD)	731,000	504,638
Spain Government Bonds 0.350%, 07/30/23 (EUR)	2,380,000	2,302,182
1.000%, 10/31/50 (144A) (EUR)	1,318,000	702,342
1.450%, 10/31/27 (144A) (EUR)	3,180,000	2,937,488
1.950%, 07/30/30 (144A) (EUR)	6,064,000	5,517,693
2.900%, 10/31/46 (144A) (EUR)	1,182,000	1,034,056
4.200%, 01/31/37 (144A) (EUR)	1,610,000	1,712,783
4.400%, 10/31/23 (144A) (EUR)	1,028,000	1,032,614
4.700%, 07/30/41 (144A) (EUR)	1,213,000	1,385,311
6.000%, 01/31/29 (EUR)	3,371,400	3,909,532
Sweden Government Bonds 1.000%, 11/12/26 (SEK)	15,990,000	1,360,403
1.500%, 11/13/23 (144A) (SEK)	3,330,000	297,459
Swiss Confederation Government Bond 4.000%, 02/11/23 (CHF)	415,000	425,683
United Kingdom Gilt 0.375%, 10/22/30 (GBP)	3,348,000	2,780,069
1.000%, 01/31/32 (GBP)	989,000	831,845
1.750%, 01/22/49 (GBP)	1,247,000	916,854
2.250%, 09/07/23 (GBP)	1,170,000	1,282,879
3.250%, 01/22/44 (GBP)	2,120,900	2,132,395
4.250%, 12/07/46 (GBP)	5,267,100	6,175,529
6.000%, 12/07/28 (GBP)	2,928,400	3,551,553

Total Foreign Government (Cost $353,690,214)		258,191,462

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke (BMW) AG	3,403	222,515
Porsche Automobil Holding SE	8,773	499,745
Volkswagen AG	10,632	1,313,252

		2,035,512

Health Care Equipment & Supplies—0.0%
Sartorius AG	1,395	487,230

Household Products—0.0%
Henkel AG & Co. KGaA	10,207	610,096

Total Preferred Stocks (Cost $4,237,686)		3,132,838

Mutual Funds—0.0%
Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—0.0%
iShares U.S. Real Estate ETF	2,714	220,974
Vanguard Global ex-U.S. Real Estate ETF	4,121	157,257

Total Mutual Funds (Cost $382,942)		378,231

Rights—0.0%

Commercial Services & Supplies—0.0%
Securitas AB, Expires 10/11/22 (a) (Cost $30,356)	69,252	28,892

Short-Term Investment—1.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $35,002,876; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $35,699,702.	34,999,668	34,999,668

Total Short-Term Investments (Cost $34,999,668)		34,999,668

Securities Lending Reinvestments (h)—6.6%

Certificates of Deposit — 2.4%
Bank of Nova Scotia 3.470%, SOFR + 0.510%, 03/15/23 (i)	4,000,000	4,000,000
Barclays Bank plc 3.430%, SOFR + 0.450%, 10/07/22 (i)	5,000,000	5,000,220
BNP Paribas S.A. 3.180%, SOFR + 0.220%, 11/17/22 (i)	3,000,000	2,999,640
Canadian Imperial Bank of Commerce (NY) 3.210%, SOFR + 0.250%, 02/03/23 (i)	2,000,000	1,999,816
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (i)	3,000,000	2,999,556
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (i)	6,000,000	6,000,000
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	4,000,000	4,000,632
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (i)	4,000,000	4,000,468
Credit Industriel et Commercial (NY) 3.310%, SOFR + 0.350%, 10/12/22 (i)	4,000,000	4,000,184
Mitsubishi UFJ Trust and Banking Corp. 3.520%, SOFR + 0.560%, 02/14/23 (i)	3,000,000	3,002,685
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 02/13/23 (i)	5,000,000	5,003,965
Nordea Bank Abp (NY) 3.480%, SOFR + 0.500%, 02/27/23 (i)	5,000,000	5,004,295
Royal Bank of Canada 3.540%, SOFR + 0.580%, 09/20/23 (i)	4,000,000	4,001,512

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp. 3.360%, SOFR + 0.400%, 11/02/22 (i)	4,000,000	$4,000,912
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (i)	3,000,000	3,000,171
Toronto-Dominion Bank (The) 3.570%, FEDEFF PRV + 0.490%, 12/23/22 (i)	5,000,000	5,002,300

		64,016,356

Commercial Paper—0.6%
Australia & New Zealand Banking Group, Ltd. 3.380%, SOFR + 0.420%, 12/19/22 (i)	3,000,000	3,001,047
DNB Bank ASA 3.440%, SOFR + 0.480%, 06/02/23 (i)	5,000,000	5,002,015
Macquarie Bank Ltd. 3.420%, SOFR + 0.440%, 11/16/22 (i)	4,000,000	4,001,088
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (i)	5,000,000	5,000,000

		17,004,150

Repurchase Agreements—3.5%
Goldman Sachs & Co. Repurchase Agreement dated 09/30/22 at 2.980%, due on 10/03/22 with a maturity value of $32,240,779; collateralized by U.S. Treasury Obligation at 1.500%, maturing 01/31/27 , and an aggregate market value of $32,877,434.	32,232,775	32,232,775
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $5,001,279; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $5,112,754.	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $9,005,373; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $9,202,957.	9,000,000	9,000,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $25,015,556; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $27,401,252.	25,000,000	25,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $10,002,475; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value of $10,202,525.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $1,000,250; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $1,020,680.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,800,461; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,999,916.	1,800,000	1,800,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $6,203,822; collateralized by various Common Stock with an aggregate market value of $6,897,197.	6,200,000	6,200,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $5,001,313; collateralized by various Common Stock with an aggregate market value of $5,501,444.	5,000,000	5,000,000

		95,232,775

Mutual Funds—0.1%
HSBC U.S. Government Money Market Fund, Class I 2.940% (j)	2,200,000	2,200,000

Total Securities Lending Reinvestments (Cost $178,432,957)		178,453,281

Total Investments—105.7% (Cost $2,830,965,480)		2,869,176,252
Other assets and liabilities (net) —(5.7)%		(154,015,171)

Net Assets—100.0%		$2,715,161,081

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $190,789,558 and the collateral received consisted of cash in the amount of $178,434,900 and non-cash collateral with a value of $27,321,578. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent less than 0.05% of net assets.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2022, the market value of securities pledged was $53,938,722.
(f)	Affiliated Issuer.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2022, the market value of securities pledged was $50,032,227.

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(i)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(j)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $52,479,443, which is 1.9% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	13,622,442	JPMC	10/20/22	USD	9,188,133	$(473,136)
AUD	17,750,834	JPMC	10/20/22	USD	11,998,676	(642,529)
AUD	15,243,273	MSIP	10/20/22	USD	10,796,175	(1,044,247)
AUD	22,199,273	MSIP	10/20/22	USD	15,457,798	(1,255,749)
AUD	24,737,410	MSIP	10/20/22	USD	17,109,429	(1,283,600)
AUD	37,346,620	MSIP	10/20/22	USD	25,792,211	(1,899,602)
CAD	10,708,352	BNP	10/27/22	USD	7,793,751	(42,167)
CAD	23,853,423	CBNA	10/27/22	USD	18,102,290	(835,224)
CAD	24,480,390	CBNA	10/27/22	USD	18,587,905	(866,989)
CAD	681,965	CSI	10/27/22	USD	521,340	(27,677)
CAD	3,182,122	CSI	10/27/22	USD	2,432,627	(129,146)
CAD	5,469,712	HSBCU	10/27/22	USD	4,256,941	(297,514)
CAD	7,401,118	HSBCU	10/27/22	USD	5,760,106	(402,569)
CAD	4,903,228	MSIP	10/27/22	USD	3,743,124	(193,765)
CAD	5,100,055	MSIP	10/27/22	USD	3,867,393	(175,555)
CAD	22,878,997	MSIP	10/27/22	USD	17,465,827	(904,131)
CAD	186,918	SSBT	10/27/22	USD	143,441	(8,134)
EUR	3,538,989	MSIP	12/08/22	USD	3,461,022	23,457
GBP	13,305,883	CBNA	11/17/22	USD	14,252,024	615,308
GBP	825,407	DBAG	11/17/22	USD	883,362	38,907
GBP	792,888	JPMC	11/17/22	USD	939,308	(53,374)
GBP	1,175,988	MSIP	11/17/22	USD	1,282,805	31,185
GBP	12,510,612	MSIP	11/17/22	USD	14,320,437	(341,701)
GBP	651,716	SSBT	11/17/22	USD	738,498	(10,303)
GBP	861,701	SSBT	11/17/22	USD	999,741	(36,919)
JPY	3,538,224,404	HSBCU	12/02/22	USD	24,601,809	(7,996)
JPY	3,312,136,605	JPMC	12/02/22	USD	23,107,885	(85,585)
JPY	136,675,865	MSIP	12/02/22	USD	955,376	(5,357)
JPY	197,873,389	MSIP	12/02/22	USD	1,384,080	(8,684)
JPY	691,936,736	MSIP	12/02/22	USD	4,871,183	(61,606)
NOK	112,622,815	BOA	12/01/22	USD	10,905,064	(550,289)
NZD	31,154,141	BNP	11/18/22	USD	19,281,376	(1,842,750)
NZD	34,875,602	BOA	11/18/22	USD	20,953,291	(1,431,566)
NZD	13,400,877	MSIP	11/18/22	USD	7,550,192	(49,010)
SEK	42,863,806	GSBU	12/01/22	USD	3,778,323	95,458

Contracts to Deliver
AUD	61,986,224	BNP	10/20/22	USD	42,668,099	3,012,233
AUD	22,864,916	BNP	10/20/22	USD	15,861,843	1,233,946
AUD	488,570	SSBT	10/20/22	USD	332,217	19,653
AUD	9,172,330	UBSA	10/20/22	USD	6,336,429	468,404
CAD	921,101	CBNA	10/27/22	USD	714,557	47,788
CAD	7,401,118	DBAG	10/27/22	USD	5,789,382	431,845
CAD	5,772,111	DBAG	10/27/22	USD	4,515,123	336,795
CAD	9,677,182	JPMC	10/27/22	USD	7,505,444	500,305

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	5,469,712	MSIP	10/27/22	USD	4,235,425	$275,998
CAD	1,843,639	NWM	10/27/22	USD	1,387,487	52,909
CAD	231,781	SSBT	10/27/22	USD	180,742	12,959
CHF	50,925,368	BOA	12/07/22	USD	52,261,458	331,940
CHF	7,353,302	BOA	12/07/22	USD	7,463,834	(34,461)
CHF	5,131,597	MSIP	12/07/22	USD	5,247,416	14,634
CHF	451,400	SSBT	12/07/22	USD	461,569	1,268
DKK	11,033,329	BOA	12/01/22	USD	1,488,733	28,383
EUR	137,800,034	BOA	12/08/22	USD	133,115,797	(2,561,784)
EUR	2,402,601	GSBU	12/08/22	USD	2,363,811	(1,784)
EUR	136,498,658	JPMC	12/08/22	USD	133,499,236	(897,014)
EUR	772,103	JPMC	12/08/22	USD	758,764	(1,446)
GBP	27,197,202	CBNA	11/17/22	USD	31,386,484	997,683
GBP	9,608,001	CBNA	11/17/22	USD	11,100,565	365,063
GBP	27,704,928	MSIP	11/17/22	USD	32,323,098	1,366,990
GBP	10,287,225	MSIP	11/17/22	USD	12,030,929	536,495
GBP	1,211,111	MSIP	11/17/22	USD	1,339,431	(13,804)
GBP	18,601,950	NWM	11/17/22	USD	22,106,501	1,321,608
GBP	641,679	SSBT	11/17/22	USD	732,230	15,250
GBP	19,324,502	UBSA	11/17/22	USD	22,876,442	1,284,205
JPY	61,330,514	SSBT	12/02/22	USD	426,485	183
JPY	12,078,492,456	UBSA	12/02/22	USD	85,324,432	1,368,148
MXN	50,219,256	HSBCU	11/18/22	USD	2,442,861	(30,187)
NOK	14,235,148	BNP	12/01/22	USD	1,382,254	73,445
PLN	6,891,302	HSBCU	11/30/22	USD	1,433,508	55,583
SEK	18,964,440	BOA	12/01/22	USD	1,750,091	36,196
SEK	310,355,411	CBNA	12/01/22	USD	28,254,970	206,855
SGD	2,167,225	BBP	12/07/22	USD	1,547,476	37,410

Net Unrealized Depreciation						$(3,268,865)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/22	166	AUD	19,441,337	$(228,843)
Hang Seng Index Futures	10/28/22	50	HKD	43,025,000	(185,803)
MSCI EAFE Index Mini Futures	12/16/22	31	USD	2,573,930	(141,074)
OMX Stockholm 30 Index Futures	10/21/22	593	SEK	108,519,000	(604,769)
Russell 2000 Index E-Mini Futures	12/16/22	888	USD	74,139,120	(9,764,650)
S&P Midcap 400 Index E-Mini Futures	12/16/22	333	USD	73,533,060	(9,899,174)

Futures Contracts—Short
Canada Government Bond 10 Year Futures	12/19/22	(88)	CAD	(10,875,920)	3,889
Euro STOXX 50 Index Futures	12/16/22	(1,802)	EUR	(59,736,300)	2,810,969
Euro-Bund Futures	12/08/22	(208)	EUR	(28,805,920)	884,229
FTSE 100 Index Futures	12/16/22	(435)	GBP	(30,078,075)	2,157,668
Japanese Government 10 Year Bond Futures	12/13/22	(36)	JPY	(5,338,800,000)	52,423
MSCI Singapore Index Futures	10/28/22	(323)	SGD	(9,064,995)	32,357
S&P 500 Index E-Mini Futures	12/16/22	(778)	USD	(140,098,350)	13,029,661
SPI 200 Index Futures	12/15/22	(379)	AUD	(61,265,350)	2,095,119
TOPIX Index Futures	12/08/22	(256)	JPY	(4,700,160,000)	1,020,844
U.S. Treasury Note 10 Year Futures	12/20/22	(524)	USD	(58,720,750)	1,742,136
U.S. Treasury Note 2 Year Futures	12/30/22	(280)	USD	(57,509,375)	638,218

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 5 Year Futures	12/30/22	(62)	USD	(6,665,484)	$203,124
U.S. Treasury Ultra Long Bond Futures	12/20/22	(202)	USD	(27,674,000)	1,691,662
United Kingdom Long Gilt Bond Futures	12/28/22	(159)	GBP	(15,327,600)	1,817,400

Net Unrealized Appreciation					$7,355,386

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	SOFR	Annually	3.455%	Annually	09/27/32	USD	701,420,000	$(5,773,879)	$—	$(5,773,879)

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.100%	Annually	12/15/22	BOA	Bloomberg Commodity Index	USD	31,065,704	$(1,590,385)	$—	$(1,590,385)
Receive	0.000%	Monthly	12/16/22	MSC	Swiss Market Index Futures	CHF	4,293,452	296,383	—	296,383
Receive	0.000%	Monthly	12/16/22	MSC	Swiss Market Index Futures	CHF	811,210	(9,638)	—	(9,638)
Receive	0.000%	Monthly	12/16/22	MSC	Swiss Market Index Futures	CHF	1,914,970	(34,702)	—	(34,702)
Receive	0.000%	Monthly	12/16/22	MSC	Swiss Market Index Futures	CHF	1,009,908	(16,208)	—	(16,208)

Totals								$(1,354,550)	$—	$(1,354,550)

(1)	There were no upfront premiums paid or (received), therefore the market value equals unrealized appreciation/(depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	NatWest Markets plc
(SSBT)—	State Street Bank and Trust Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$11,039,230	$9,019,254	$—	$20,058,484
Air Freight & Logistics	4,015,268	3,666,550	—	7,681,818
Airlines	1,331,194	955,113	—	2,286,307
Auto Components	638,259	4,310,439	—	4,948,698
Automobiles	17,781,004	19,656,611	—	37,437,615
Banks	24,907,689	63,274,391	154,678	88,336,758
Beverages	13,099,665	15,537,627	—	28,637,292
Biotechnology	15,029,982	7,674,761	—	22,704,743
Building Products	2,875,578	7,434,998	—	10,310,576
Capital Markets	20,090,848	18,433,444	—	38,524,292
Chemicals	11,908,787	21,284,362	—	33,193,149
Commercial Services & Supplies	3,397,368	2,439,997	—	5,837,365
Communications Equipment	5,526,845	2,297,583	—	7,824,428
Construction & Engineering	406,247	5,253,354	—	5,659,601
Construction Materials	915,322	3,525,746	—	4,441,068
Consumer Finance	3,449,525	—	—	3,449,525
Containers & Packaging	1,802,765	756,256	—	2,559,021
Distributors	1,025,821	202,623	—	1,228,444
Diversified Consumer Services	—	197,478	—	197,478
Diversified Financial Services	11,147,382	4,811,311	—	15,958,693
Diversified Telecommunication Services	6,147,199	13,704,018	—	19,851,217
Electric Utilities	13,664,179	13,096,966	—	26,761,145
Electrical Equipment	3,537,301	11,602,079	—	15,139,380
Electronic Equipment, Instruments & Components	4,224,104	10,486,126	—	14,710,230
Energy Equipment & Services	2,102,763	350,725	—	2,453,488
Entertainment	10,378,414	5,502,950	—	15,881,364
Equity Real Estate Investment Trusts	102,394,961	36,088,199	—	138,483,160
Food & Staples Retailing	10,726,574	9,554,436	—	20,281,010
Food Products	7,661,109	25,716,545	—	33,377,654
Gas Utilities	317,670	2,559,861	—	2,877,531
Health Care Equipment & Supplies	18,046,365	14,913,298	—	32,959,663
Health Care Providers & Services	24,580,464	1,930,271	0	26,510,735
Health Care Technology	—	697,115	—	697,115
Hotels, Restaurants & Leisure	12,747,573	10,053,967	—	22,801,540
Household Durables	2,031,145	8,714,374	—	10,745,519
Household Products	9,619,339	4,492,453	—	14,111,792
Independent Power and Renewable Electricity Producers	336,559	1,907,410	—	2,243,969
Industrial Conglomerates	5,385,429	10,440,225	—	15,825,654
Insurance	14,857,118	35,197,977	—	50,055,095
Interactive Media & Services	32,141,125	1,612,871	—	33,753,996
Internet & Direct Marketing Retail	23,063,709	3,591,326	—	26,655,035
IT Services	29,662,221	10,437,346	—	40,099,567
Leisure Products	195,113	1,696,940	—	1,892,053

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Life Sciences Tools & Services	$12,751,606	$3,687,260	$—	$16,438,866
Machinery	10,849,866	19,431,421	—	30,281,287
Marine	115,573	2,434,576	—	2,550,149
Media	4,902,786	2,948,492	—	7,851,278
Metals & Mining	2,239,626	23,879,201	—	26,118,827
Multi-Utilities	6,227,278	5,075,274	—	11,302,552
Multiline Retail	3,388,474	2,546,472	—	5,934,946
Oil, Gas & Consumable Fuels	28,773,191	33,927,154	—	62,700,345
Paper & Forest Products	—	2,621,015	—	2,621,015
Personal Products	1,115,771	14,590,795	—	15,706,566
Pharmaceuticals	31,699,688	66,463,457	—	98,163,145
Professional Services	2,662,698	11,409,973	—	14,072,671
Real Estate Management & Development	835,302	27,858,456	—	28,693,758
Road & Rail	6,076,021	4,926,320	—	11,002,341
Semiconductors & Semiconductor Equipment	32,360,014	17,940,673	—	50,300,687
Software	58,609,879	9,189,595	—	67,799,474
Specialty Retail	15,026,793	4,819,700	—	19,846,493
Technology Hardware, Storage & Peripherals	48,162,413	3,331,314	—	51,493,727
Textiles, Apparel & Luxury Goods	2,802,849	19,294,507	—	22,097,356
Tobacco	4,490,289	7,474,439	—	11,964,728
Trading Companies & Distributors	1,832,186	11,568,123	—	13,400,309
Transportation Infrastructure	—	3,325,639	—	3,325,639
Water Utilities	527,538	761,676	—	1,289,214
Wireless Telecommunication Services	1,800,696	8,700,631	—	10,501,327
Total Common Stocks	761,459,750	733,285,539	154,678	1,494,899,967
Total U.S. Treasury & Government Agencies*	—	899,091,913	—	899,091,913
Total Foreign Government*	—	258,191,462	—	258,191,462
Total Preferred Stocks*	—	3,132,838	—	3,132,838
Total Mutual Funds*	378,231	—	—	378,231
Total Rights*	28,892	—	—	28,892
Total Short-Term Investment*	—	34,999,668	—	34,999,668
Securities Lending Reinvestments
Certificates of Deposit	—	64,016,356	—	64,016,356
Commercial Paper	—	17,004,150	—	17,004,150
Repurchase Agreements	—	95,232,775	—	95,232,775
Mutual Funds	2,200,000	—	—	2,200,000
Total Securities Lending Reinvestments	2,200,000	176,253,281	—	178,453,281
Total Investments	$764,066,873	$2,104,954,701	$154,678	$2,869,176,252

Collateral for Securities Loaned (Liability)	$—	$(178,434,900)	$—	$(178,434,900)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$15,238,489	$—	$15,238,489
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(18,507,354)	—	(18,507,354)
Total Forward Contracts	$—	$(3,268,865)	$—	$(3,268,865)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$28,179,699	$—	$—	$28,179,699
Futures Contracts (Unrealized Depreciation)	(20,824,313)	—	—	(20,824,313)
Total Futures Contracts	$7,355,386	$—	$—	$7,355,386
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(5,773,879)	$—	$(5,773,879)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$296,383	$—	$296,383
OTC Swap Contracts at Value (Liabilities)	—	(1,650,933)	—	(1,650,933)
Total OTC Swap Contracts	$—	$(1,354,550)	$—	$(1,354,550)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

During the period ended September 30, 2022, a transfer into Level 3 in the amount of $176,381 was due to a trading halt on the security which resulted in the lack of observable inputs.

BHFTI-25

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Foreign Government—58.8% of Net Assets

Security Description	Principal Amount*	Value

Banks—0.8%
BNG Bank NV 0.750%, 01/24/29 (EUR)	651,000	$558,082
Development Bank of Japan, Inc. 0.010%, 10/15/24 (EUR)	1,388,000	1,283,594
Landwirtschaftliche Rentenbank Zero Coupon, 11/27/29 (EUR)	3,025,000	2,429,977

		4,271,653

Regional Government—0.8%
Japan Finance Organization for Municipalities 0.050%, 02/12/27 (EUR)	1,822,000	1,569,527
Province of Ontario Canada 2.700%, 06/02/29 (CAD)	1,895,000	1,281,071
Province of Quebec Canada
0.875%, 05/04/27 (EUR)	1,239,000	1,105,711
3.650%, 05/20/32 (CAD)	619,000	440,113

		4,396,422

Sovereign—57.2%
Abu Dhabi Government International Bonds
3.125%, 10/11/27	1,665,000	1,555,003
3.125%, 04/16/30	320,000	289,200
3.125%, 09/30/49	1,535,000	1,081,561
Angolan Government International Bonds
8.000%, 11/26/29	701,000	525,904
9.125%, 11/26/49 (144A)	670,000	450,253
9.125%, 11/26/49	4,994,000	3,356,068
Argentine Republic Government International Bonds
0.500%, 07/09/30 (a)	8,710,888	1,737,661
1.000%, 07/09/29	1,532,610	292,828
1.500%, 07/09/35 (a)	4,440,823	803,319
3.875%, 01/09/38 (a)	1,965,508	459,115
Australia Government Bonds
2.750%, 11/21/27 (AUD)	2,074,000	1,267,714
2.750%, 06/21/35 (AUD)	2,852,000	1,595,575
3.000%, 03/21/47 (AUD)	1,419,000	750,286
4.750%, 04/21/27 (AUD)	14,292,000	9,551,563
Bahamas Government International Bond 8.950%, 10/15/32	542,000	314,363
Bahrain Government International Bonds
5.625%, 09/30/31	225,000	184,037
6.000%, 09/19/44	1,364,000	941,160
7.000%, 10/12/28	205,000	196,441
7.375%, 05/14/30 (144A)	712,000	678,129
Brazil Government International Bonds
3.875%, 06/12/30	355,000	293,527
4.750%, 01/14/50 (c)	1,640,000	1,115,397
Brazil Notas do Tesouro Nacional
10.000%, 01/01/29 (BRL)	17,131,000	3,001,760
10.000%, 01/01/31 (BRL)	12,895,000	2,219,920
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/31 (EUR)	1,006,000	823,741
Zero Coupon, 02/15/32 (EUR)	11,821,000	9,549,101
Zero Coupon, 08/15/50 (EUR)	6,689,000	3,682,614
0.250%, 02/15/29 (EUR)	3,465,897	3,048,389

Sovereign—(Continued)
Bundesrepublik Deutschland Bundesanleihe
1.700%, 08/15/32 (EUR)	7,405,000	6,985,980
3.250%, 07/04/42 (EUR)	2,602,101	2,982,183
4.750%, 07/04/34 (EUR)	650,000	808,681
Canada Housing Trust No. 1 2.100%, 09/15/29 (144A) (CAD)	1,740,000	1,145,174
Canadian Government Bonds
1.250%, 03/01/27 (CAD)	2,202,000	1,456,060
2.000%, 12/01/51 (CAD)	4,190,000	2,392,700
2.250%, 12/01/29 (CAD)	6,070,000	4,132,970
CBB International Sukuk Programme Co. WLL 4.500%, 03/30/27 (144A)	1,049,000	993,141
Chile Government International Bonds
2.450%, 01/31/31 (c)	360,000	287,972
2.550%, 01/27/32 (c)	905,000	709,863
2.750%, 01/31/27 (c)	2,020,000	1,818,889
3.100%, 05/07/41	219,000	148,384
3.100%, 01/22/61	2,695,000	1,561,524
Colombia Government International Bonds
3.250%, 04/22/32 (c)	2,376,000	1,605,856
3.875%, 04/25/27 (c)	681,000	577,413
3.875%, 02/15/61	848,000	432,684
5.000%, 06/15/45	1,296,000	784,466
6.125%, 01/18/41	1,296,000	952,332
Colombian TES 7.000%, 03/26/31 (COP)	8,824,700,000	1,358,520
Dominican Republic International Bonds
4.875%, 09/23/32 (c)	605,000	454,846
5.500%, 02/22/29 (144A)	1,383,000	1,190,412
5.500%, 02/22/29	1,305,000	1,123,274
5.875%, 01/30/60 (c)	2,274,000	1,498,021
6.500%, 02/15/48 (c)	2,313,000	1,703,501
8.625%, 04/20/27	174,000	175,717
Ecuador Government International Bonds
1.500%, 07/31/40 (144A) (a)	2,169,604	634,609
2.500%, 07/31/35 (144A) (a)	3,232,778	1,063,915
2.500%, 07/31/35 (a)	4,014,709	1,321,250
5.500%, 07/31/30 (144A) (a)	1,709,428	804,827
Egypt Government International Bonds
3.875%, 02/16/26 (144A)	1,031,000	745,846
5.625%, 04/16/30 (EUR)	1,145,000	649,426
6.375%, 04/11/31 (EUR)	288,000	163,708
7.053%, 01/15/32	2,114,000	1,274,142
7.500%, 02/16/61 (144A)	219,000	112,599
8.150%, 11/20/59	202,000	108,595
8.500%, 01/31/47	2,612,000	1,448,297
8.700%, 03/01/49	658,000	363,519
El Salvador Government International Bonds
6.375%, 01/18/27	3,074,000	1,131,562
7.625%, 02/01/41	659,000	208,180
7.650%, 06/15/35	195,000	64,606
8.625%, 02/28/29	184,000	66,194
9.500%, 07/15/52	545,000	185,181
European Financial Stability Facility 2.375%, 06/21/32 (EUR)	1,665,000	1,551,976

BHFTI-26

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Export-Import Bank of China (The)
4.000%, 11/28/47	2,796,000	$2,445,343
Export-Import Bank of Korea 0.829%, 04/27/25 (EUR)	705,000	653,901
French Republic Government Bond OAT 0.500%, 05/25/40 (144A) (EUR)	4,377,000	2,813,686
Gabon Government International Bond 6.950%, 06/16/25	1,690,000	1,395,095
Ghana Government International Bonds
7.625%, 05/16/29	490,000	186,200
7.875%, 02/11/35 (144A)	1,046,000	387,020
8.627%, 06/16/49	1,125,000	411,278
8.750%, 03/11/61 (144A)	233,000	85,162
8.950%, 03/26/51	208,000	76,336
Guatemala Government Bonds
4.375%, 06/05/27 (c)	3,123,000	2,857,910
4.650%, 10/07/41 (144A)	336,000	235,293
Hungary Government International Bonds
2.125%, 09/22/31	4,037,000	2,755,842
5.250%, 06/16/29 (144A)	498,000	449,390
5.500%, 06/16/34 (144A) (c)	1,000,000	843,348
5.500%, 06/16/34	310,000	261,438
Indonesia Government International Bonds
1.000%, 07/28/29 (EUR)	520,000	396,952
2.850%, 02/14/30 (c)	1,163,000	996,061
4.125%, 01/15/25	555,000	543,856
4.200%, 10/15/50 (c)	648,000	490,757
4.300%, 03/31/52	359,000	273,594
4.450%, 04/15/70	535,000	400,159
Indonesia Treasury Bonds
6.500%, 02/15/31 (IDR)	18,816,000,000	1,167,933
7.250%, 02/15/26 (IDR)	36,206,000,000	2,420,779
Ireland Government Bond Zero Coupon, 10/18/31 (EUR)	1,316,000	1,020,937
Italy Buoni Poliennali Del Tesoro
0.250%, 03/15/28 (EUR)	7,093,000	5,732,370
0.450%, 02/15/29 (EUR)	2,030,000	1,597,943
2.800%, 06/15/29 (EUR)	5,350,000	4,852,340
4.000%, 04/30/35 (144A) (EUR)	2,700,000	2,522,453
Ivory Coast Government International Bonds
4.875%, 01/30/32 (EUR)	230,000	150,521
5.875%, 10/17/31 (144A) (EUR)	460,000	325,012
5.875%, 10/17/31 (EUR)	410,000	289,684
6.375%, 03/03/28	1,281,000	1,142,524
6.625%, 03/22/48 (EUR)	323,000	185,977
Jamaica Government International Bonds
7.625%, 07/09/25	570,000	587,035
7.875%, 07/28/45 (c)	573,000	616,529
Japan Government Five Year Bonds
0.005%, 09/20/26 (JPY)	1,353,800,000	9,352,192
0.100%, 12/20/23 (JPY)	1,704,650,000	11,806,171
Japan Government Forty Year Bond 1.000%, 03/20/62 (JPY)	413,700,000	2,452,672
Japan Government Ten Year Bond 0.600%, 12/20/23 (JPY)	1,096,050,000	7,636,908

Sovereign—(Continued)
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	554,600,000	3,027,557
0.600%, 09/20/50 (JPY)	447,750,000	2,555,946
1.000%, 03/20/52 (JPY)	217,450,000	1,368,629
Japan Government Twenty Year Bond 0.500%, 09/20/36 (JPY)	2,321,350,000	15,727,856
Japan Government Two Year Bonds
0.005%, 11/01/23 (JPY)	680,250,000	4,706,147
0.005%, 02/01/24 (JPY)	840,200,000	5,812,259
Kingdom of Belgium Government Bond
1.450%, 06/22/37 (144A) (EUR)	2,803,000	2,213,832
2.750%, 04/22/39 (144A) (EUR)	1,741,448	1,624,197
Korea Treasury Bonds
1.375%, 12/10/29 (KRW)	6,303,790,000	3,670,274
2.375%, 03/10/27 (KRW)	7,289,640,000	4,704,503
3.125%, 06/10/25 (KRW)	17,600,390,000	11,950,384
Lebanon Government International Bonds
6.000%, 01/27/23 (d)	6,653,000	377,225
6.200%, 02/26/25 (d)	461,000	26,048
6.650%, 11/03/28 (d)	2,006,000	115,586
Malaysia Government Bond 4.498%, 04/15/30 (MYR)	7,477,000	1,620,424
Mexico Government International Bonds
2.659%, 05/24/31 (c)	370,000	283,673
3.375%, 02/23/31 (EUR)	1,695,000	1,420,313
3.771%, 05/24/61	3,880,000	2,288,845
Morocco Government International Bond 2.375%, 12/15/27	1,143,000	938,437
New Zealand Government Bond 2.750%, 04/15/25 (NZD)	854,000	461,194
Nigeria Government International Bonds
6.125%, 09/28/28 (144A)	472,000	312,134
7.375%, 09/28/33 (144A)	558,000	336,195
7.375%, 09/28/33	1,869,000	1,126,072
7.625%, 11/28/47	3,055,000	1,695,525
8.250%, 09/28/51	941,000	527,901
Oman Government International Bonds
4.875%, 02/01/25	709,000	684,185
5.625%, 01/17/28	1,725,000	1,602,649
6.500%, 03/08/47	486,000	379,976
6.750%, 01/17/48	439,000	351,461
Pakistan Government International Bonds
6.875%, 12/05/27	1,144,000	429,000
8.875%, 04/08/51	771,000	274,908
Panama Bonos del Tesoro 3.362%, 06/30/31	1,759,000	1,530,330
Panama Government International Bonds
2.252%, 09/29/32	390,000	274,349
3.870%, 07/23/60	2,777,000	1,648,256
Panama Notas del Tesoro 3.750%, 04/17/26	1,490,000	1,414,382
Paraguay Government International Bond
3.849%, 06/28/33	690,000	540,200
4.950%, 04/28/31	701,000	623,675

BHFTI-27

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Paraguay Government International Bonds
3.849%, 06/28/33 (144A)	209,000	$163,626
4.950%, 04/28/31 (144A)	650,000	578,301
5.000%, 04/15/26	1,045,000	1,005,374
Perusahaan Penerbit SBSN Indonesia III 4.150%, 03/29/27	570,000	545,268
Peruvian Government International Bonds
1.862%, 12/01/32	400,000	280,760
2.780%, 12/01/60	1,497,000	811,201
3.000%, 01/15/34 (c)	1,836,000	1,378,573
3.750%, 03/01/30 (EUR)	820,000	733,403
Philippine Government International Bonds
3.000%, 02/01/28	915,000	831,542
3.200%, 07/06/46 (c)	1,794,000	1,191,426
3.229%, 03/29/27	292,000	272,085
3.556%, 09/29/32	2,365,000	2,033,575
3.750%, 01/14/29	364,000	339,856
4.200%, 03/29/47	3,630,000	2,826,123
5.500%, 03/30/26	288,000	293,800
Qatar Government International Bonds
4.400%, 04/16/50 (144A)	1,538,000	1,351,533
4.500%, 04/23/28	1,363,000	1,345,049
4.817%, 03/14/49	980,000	906,500
5.103%, 04/23/48	1,141,000	1,103,895
Republic of Austria Government Bonds
Zero Coupon, 02/20/30 (144A) (EUR)	592,000	478,030
0.500%, 02/20/29 (144A) (EUR)	4,654,000	3,998,416
0.900%, 02/20/32 (144A) (EUR)	6,325,000	5,216,689
Republic of Azerbaijan International Bond
3.500%, 09/01/32	1,600,000	1,287,517
4.750%, 03/18/24	672,000	655,477
Republic of Kenya Government International Bond 7.250%, 02/28/28	361,000	262,183
Republic of South Africa Government International Bonds
5.650%, 09/27/47	541,000	347,073
5.750%, 09/30/49	968,000	620,972
5.875%, 04/20/32	745,000	614,708
Romanian Government International Bonds
3.000%, 02/14/31	800,000	567,026
3.625%, 03/27/32	728,000	524,048
3.625%, 03/27/32 (144A)	794,000	571,558
4.000%, 02/14/51	868,000	481,771
5.250%, 11/25/27 (144A)	1,010,000	912,969
5.250%, 11/25/27	230,000	207,904
6.000%, 05/25/34	472,000	394,781
Saudi Government International Bonds
2.875%, 03/04/23	320,000	317,344
3.250%, 10/26/26	807,000	767,208
3.250%, 10/22/30 (144A) (c)	689,000	619,230
3.450%, 02/02/61	1,380,000	936,294
5.250%, 01/16/50	1,557,000	1,455,857
Senegal Government International Bonds
4.750%, 03/13/28 (EUR)	265,000	209,303
6.250%, 05/23/33	469,000	351,721
6.750%, 03/13/48	706,000	438,638

Sovereign—(Continued)
Sharjah Sukuk, Ltd. 3.764%, 09/17/24	450,000	429,750
Spain Government Bond 3.450%, 07/30/43 (144A) (EUR)	2,034,000	1,931,666
Sri Lanka Government International Bonds
6.200%, 05/11/27 (d)	1,823,000	447,381
6.850%, 11/03/25 (d)	1,370,000	352,117
7.550%, 03/28/30 (d)	214,000	52,367
7.850%, 03/14/29 (d)	523,000	128,067
Thailand Government Bond 2.875%, 12/17/28 (THB)	83,369,000	2,203,751
Turkey Government International Bond 4.875%, 04/16/43 (c)	5,918,000	3,331,834
Ukraine Government International Bonds
6.750%, 06/20/28 (144A) (EUR)	442,000	82,305
6.876%, 05/21/31	1,096,000	200,283
7.375%, 09/25/34	1,234,000	227,530
7.750%, 09/01/26	4,290,000	864,435
7.750%, 09/01/29	1,548,000	318,535
9.750%, 11/01/30	858,000	181,881
United Kingdom Gilt
0.875%, 01/31/46 (GBP)	2,490,000	1,499,200
1.250%, 10/22/41 (GBP)	2,832,000	1,991,313
1.250%, 07/31/51 (GBP)	420,927	262,163
1.500%, 07/31/53 (GBP)	1,200,098	794,870
1.750%, 09/07/37 (GBP)	4,413,590	3,613,353
Uruguay Government International Bonds
4.375%, 10/27/27	950,000	937,717
4.375%, 01/23/31	676,097	646,722
4.975%, 04/20/55	592,005	528,464
7.875%, 01/15/33	535,000	639,182
Zambia Government International Bond 8.970%, 07/30/27	2,220,000	1,043,844

		313,344,089

Total Foreign Government (Cost $418,207,804)		322,012,164

Corporate Bonds & Notes—28.6%

Advertising—0.1%
Interpublic Group of Cos., Inc. (The) 4.650%, 10/01/28	870,000	804,503

Aerospace/Defense—0.2%
Bombardier, Inc. 7.500%, 03/15/25 (144A) (c)	435,000	422,990
Embraer Netherlands Finance B.V. 5.400%, 02/01/27	507,000	464,632

		887,622

Agriculture—0.4%
Altria Group, Inc. 3.125%, 06/15/31 (EUR)	860,000	687,512

BHFTI-28

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—(Continued)
BAT International Finance plc 6.000%, 11/24/34 (GBP)	305,000	$273,248
British American Tobacco plc 3.000%, 5Y EUR Swap + 3.372%, 09/27/26 (EUR) (b)	645,000	463,308
Imperial Brands Finance Netherlands B.V. 1.750%, 03/18/33 (EUR)	1,001,000	648,659

		2,072,727

Apparel—0.2%
Levi Strauss & Co. 3.375%, 03/15/27 (EUR)	915,000	817,473
PVH Corp. 3.125%, 12/15/27 (EUR)	550,000	472,746

		1,290,219

Auto Manufacturers—0.6%
BMW Finance NV 1.000%, 08/29/25 (EUR)	835,000	773,014
Ford Motor Co. 6.100%, 08/19/32	690,000	608,304
General Motors Financial Co., Inc.
0.600%, 05/20/27 (EUR)	615,000	489,338
Harley-Davidson Financial Services, Inc. 3.050%, 02/14/27 (144A)	330,000	283,236
Volkswagen International Finance NV
0.875%, 09/22/28 (EUR)	800,000	642,579
1.875%, 03/30/27 (EUR)	400,000	353,488
3.500%, 5Y EUR Swap + 3.746%, 06/17/25 (EUR) (b)	300,000	266,663

		3,416,622

Auto Parts & Equipment—0.4%
Aptiv plc 1.600%, 09/15/28 (EUR)	585,000	471,156
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de C.V. 5.000%, 05/07/28	535,000	407,938
Schaeffler AG 2.750%, 10/12/25 (EUR)	700,000	622,577
ZF Finance GmbH 2.000%, 05/06/27 (EUR)	800,000	605,605

		2,107,276

Banks—7.7%
AIB Group plc 0.500%, 1Y EUR Swap + 0.750%, 11/17/27 (EUR) (b)	1,005,000	821,053
Australia & New Zealand Banking Group, Ltd.
0.250%, 03/17/25 (EUR)	1,045,000	960,307
0.669%, 5Y EUR Swap + 1.120%, 05/05/31 (EUR) (b)	805,000	663,155
Banco Bilbao Vizcaya Argentaria S.A. 5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (b)	1,200,000	1,074,352
Banco Santander S.A. 1.125%, 06/23/27 (EUR)	900,000	765,132
Bank Hapoalim BM 3.255%, 5Y H15 + 2.155%, 01/21/32 (144A) (b)	312,000	258,947

Banks—(Continued)
Bank of America Corp. 1.776%, 3M EURIBOR + 1.200%, 05/04/27 (EUR) (b)	1,189,000	1,073,749
Bank of Montreal
0.125%, 01/26/27 (EUR)	1,170,000	1,010,667
1.000%, 04/05/26 (EUR)	619,000	566,346
Bank of Nova Scotia (The) 0.010%, 01/14/27 (EUR)	1,565,000	1,345,918
0.450%, 03/16/26 (EUR)	246,000	221,012
Barclays plc
0.577%, 1Y EUR Swap + 1.260%, 08/09/29 (EUR) (b)	1,045,000	782,667
8.000%, 5Y H15 + 5.431%, 03/15/29 (b) (c)	695,000	608,264
BNP Paribas S.A.
3.375%, 01/23/26 (GBP)	565,000	558,951
7.750%, 5Y H15 + 4.899%, 08/16/29 (144A) (b)	692,000	640,100
Citigroup, Inc.
1.500%, 3M EURIBOR + 1.074%, 07/24/26 (EUR) (b)	1,190,000	1,088,104
1.750%, 10/23/26 (GBP)	605,000	550,543
Commonwealth Bank of Australia
0.125%, 10/15/29 (EUR)	1,015,000	799,563
1.936%, 5Y EUR Swap + 1.450%, 10/03/29 (EUR) (b)	855,000	786,510
Cooperatieve Rabobank UA
3.250%, 5Y EUR Swap + 3.702%, 12/29/26 (EUR) (b)	400,000	298,633
4.375%, 5Y EUR Swap + 4.679%, 06/29/27 (EUR) (b)	600,000	485,125
4.625%, 05/23/29 (GBP)	625,000	582,302
Credit Suisse Group AG
1.250%, 1Y EUR Swap + 0.750%, 07/17/25 (EUR) (b)	1,165,000	1,059,454
2.750%, 08/08/25 (GBP)	535,000	516,060
7.500%, 5Y USD Swap + 4.598%, 12/11/23 (144A) (b)	803,000	737,756
Danske Bank A/S 0.750%, 1Y EURIBOR Swap + 0.880%, 06/09/29 (EUR) (b)	1,175,000	910,118
Deutsche Bank AG
1.875%, 3M EURIBOR + 1.380%, 02/23/28 (EUR) (b)	100,000	83,342
2.625%, 02/12/26 (EUR)	200,000	181,120
3.875%, 02/12/24 (GBP)	800,000	854,435
6.119%, SOFR + 3.190%, 07/14/26 (b)	170,000	165,100
Development Bank of Kazakhstan JSC 5.750%, 05/12/25 (144A)	841,000	836,798
Dexia Credit Local S.A. 0.625%, 02/03/24 (EUR)	3,000,000	2,867,493
DNB Boligkreditt A/S
0.250%, 09/07/26 (EUR)	1,314,000	1,159,007
0.625%, 06/19/25 (EUR)	433,000	400,058
Goldman Sachs Group, Inc. (The)
1.250%, 05/01/25 (EUR)	660,000	610,781
3.375%, 03/27/25 (EUR)	400,000	389,719
HSBC Holdings plc
6.000%, 5Y EUR Swap + 5.338%, 09/29/23 (EUR) (b)	784,000	754,529
6.375%, 5Y USD ICE Swap + 4.368%, 03/30/25 (b) (c)	891,000	802,746
ING Groep NV
3.000%, 02/18/26 (GBP)	900,000	882,746
6.500%, 5Y USD Swap + 4.446%, 04/16/25 (b) (c)	201,000	179,471
6.750%, 5Y USD ICE Swap + 4.204%, 04/16/24 (b)	790,000	741,897
JPMorgan Chase & Co. 1.090%, 3M EURIBOR + 0.760%, 03/11/27 (EUR) (b)	1,400,000	1,239,122

BHFTI-29

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
KBC Group NV 0.250%, 3M EURIBOR + 0.470%, 03/01/27 (EUR) (b)	1,200,000	$1,024,581
Lloyds Bank plc 0.125%, 06/18/26 (EUR)	1,425,000	1,257,087
Lloyds Banking Group plc 7.500%, 5Y USD Swap + 4.760%, 06/27/24 (b) (c)	845,000	784,354
Morgan Stanley
0.406%, 3M EURIBOR + 0.698%, 10/29/27 (EUR) (b)	1,385,000	1,166,531
1.342%, 3M EURIBOR + 0.834%, 10/23/26 (EUR) (b)	264,000	238,529
National Australia Bank 0.010%, 01/06/29 (EUR)	1,215,000	973,590
National Bank of Canada 0.010%, 03/25/28 (EUR)	350,000	289,357
NatWest Group plc 2.000%, 3M EURIBOR + 1.737%, 03/04/25 (EUR) (b)	900,000	855,884
Societe Generale S.A. 7.875%, 5Y USD Swap + 4.979%, 12/18/23 (b)	860,000	824,525
Stadshypotek AB 0.010%, 11/24/28 (EUR)	1,100,000	892,921
Standard Chartered plc 4.316%, 3M LIBOR + 1.510%, 01/30/27 (144A) (b)	1,000,000	753,073
Truist Financial Corp. 5.100%, 10Y H15 + 4.349%, 03/01/30 (b)	880,000	780,243
UniCredit S.p.A. 1.200%, 3M EURIBOR + 1.350%, 01/20/26 (EUR) (b)	955,000	851,216

		42,005,043

Beverages—0.1%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL 5.250%, 04/27/29 (144A) (c)	306,000	265,455

Biotechnology—0.0%
Grifols Escrow Issuer S.A. 3.875%, 10/15/28 (144A) (EUR)	207,000	149,140

Building Materials—0.0%
Cemex S.A.B. de C.V. 7.375%, 06/05/27 (144A)	267,000	264,330

Chemicals—0.3%
Braskem Idesa SAPI
6.990%, 02/20/32 (144A)	726,000	484,605
6.990%, 02/20/32	234,000	156,195
Braskem Netherlands Finance B.V. 4.500%, 01/10/28	455,000	385,380
INEOS Quattro Finance 2 plc 2.500%, 01/15/26 (144A) (EUR)	561,000	450,997

		1,477,177

Coal—0.1%
Indika Energy Capital IV Pte, Ltd. 8.250%, 10/22/25	420,000	392,326

Commercial Services—0.9%
Autopistas del Sol S.A. 7.375%, 12/30/30	803,203	724,082
Bidvest Group UK plc(The) 3.625%, 09/23/26 (144A)	660,000	558,756
DP World Salaam 6.000%, 5Y H15 + 5.750%, 10/01/25 (b)	1,024,000	994,824
DP World, Ltd.
4.700%, 09/30/49	302,000	227,950
5.625%, 09/25/48	1,082,000	944,523
JSW Infrastructure, Ltd. 4.950%, 01/21/29 (144A)	531,000	412,296
TransJamaican Highway, Ltd. 5.750%, 10/10/36 (144A)	741,919	596,756
Verisure Holding AB 3.250%, 02/15/27 (EUR)	585,000	464,874

		4,924,061

Computers—0.3%
CA Magnum Holdings 5.375%, 10/31/26 (144A)	680,000	571,259
Kyndryl Holdings, Inc. 2.050%, 10/15/26	679,000	545,365
Western Digital Corp.
2.850%, 02/01/29 (c)	142,000	110,354
3.100%, 02/01/32	685,000	465,725

		1,692,703

Cosmetics/Personal Care—0.1%
Natura &Co Luxembourg Holdings S.a.r.l 6.000%, 04/19/29 (144A) (c)	464,000	382,021

Diversified Financial Services—0.5%
Aircastle, Ltd.
2.850%, 01/26/28 (144A)	497,000	385,827
5.250%, 08/11/25 (144A)	480,000	451,838
Aviation Capital Group LLC
3.500%, 11/01/27 (144A) (c)	214,000	177,714
4.375%, 01/30/24 (144A)	459,000	443,905
Intercorp Financial Services, Inc. 4.125%, 10/19/27	285,000	246,576
Joy Treasure Assets Holdings, Inc. 4.500%, 03/20/29	340,000	283,266
Motion Finco Sarl 7.000%, 05/15/25 (EUR)	375,000	362,741
Power Finance Corp., Ltd. 3.350%, 05/16/31	280,000	219,383

		2,571,250

Electric—2.8%
Adani Electricity Mumbai, Ltd. 3.949%, 02/12/30	294,000	221,889
Adani Green Energy, Ltd. 4.375%, 09/08/24	1,040,000	852,800
AES Andes S.A. 6.350%, 5Y H15 + 4.917%, 10/07/79 (144A) (b)	457,000	393,118

BHFTI-30

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
AES Panama Generation Holdings SRL 4.375%, 05/31/30 (144A) (c)	295,000	$232,313
Alfa Desarrollo S.p.A. 4.550%, 09/27/51 (144A)	794,095	524,102
Chile Electricity PEC S.p.A.
Zero Coupon, 01/25/28 (144A)	957,000	669,067
Colbun S.A.
3.950%, 10/11/27	200,000	179,500
4.500%, 07/10/24	422,000	414,087
Cometa Energia S.A. de C.V. 6.375%, 04/24/35	175,200	158,020
Comision Federal de Electricidad
3.348%, 02/09/31 (144A)	760,000	542,450
3.348%, 02/09/31 (c)	414,000	295,493
4.677%, 02/09/51 (144A)	485,000	280,761
4.688%, 05/15/29 (144A)	637,000	531,895
5.000%, 09/29/36	748,000	619,129
EDP - Energias de Portugal S.A. 1.500%, 5Y EUR Swap + 1.888%, 03/14/82 (EUR) (b)	400,000	304,796
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	592,000	429,389
Enel Finance International NV 0.500%, 06/17/30 (EUR)	793,000	569,025
Engie Energia Chile S.A. 3.400%, 01/28/30 (144A)	326,000	245,505
Eskom Holdings SOC, Ltd.
6.750%, 08/06/23	509,000	481,341
7.125%, 02/11/25 (144A)	286,000	253,253
7.125%, 02/11/25	1,186,000	1,050,203
Iberdrola International B.V. 1.450%, 5Y EUR Swap + 1.832%, 11/09/26 (EUR) (b)	700,000	554,319
India Clean Energy Holdings 4.500%, 04/18/27 (144A)	665,000	486,241
Israel Electric Corp., Ltd. 3.750%, 02/22/32 (144A)	213,000	183,122
JSW Hydro Energy, Ltd. 4.125%, 05/18/31	1,048,800	822,170
Kallpa Generacion S.A. 4.125%, 08/16/27	395,000	342,710
Lamar Funding, Ltd. 3.958%, 05/07/25	1,772,000	1,645,632
Light Servicos de Eletricidade S.A./Light Energia S.A. 4.375%, 06/18/26	200,000	166,114
Minejesa Capital BV 5.625%, 08/10/37	360,000	257,400
ReNew Wind Energy AP2 / ReNew Power Pvt, Ltd. other 9 Subsidiaries 4.500%, 07/14/28	315,000	236,166
SSE plc 8.375%, 11/20/28 (GBP)	545,000	654,380
Trinidad Generation UnLtd 5.250%, 11/04/27	701,000	674,712
Zorlu Yenilenebilir Enerji AS 9.000%, 06/01/26 (144A)	311,000	224,698

		15,495,800

Energy-Alternate Sources—0.1%
Empresa Generadora de Electricidad Haina S.A. 5.625%, 11/08/28 (144A) (c)	596,000	472,868
Greenko Solar Mauritius, Ltd. 5.950%, 07/29/26	215,000	180,170

		653,038

Engineering & Construction—0.2%
Aeropuerto Internacional de Tocumen S.A. 5.125%, 08/11/61	948,000	676,052
Heathrow Funding, Ltd. 2.750%, 10/13/31 (GBP)	490,000	413,802
State Agency of Roads of Ukraine 6.250%, 06/24/30 (144A) †	1,144,000	209,601

		1,299,455

Entertainment—0.0%
Allwyn Entertainment Financing UK plc 4.446%, 3M EURIBOR + 4.125%, 02/15/28 (144A) (EUR) (b)	289,000	260,930

Food—0.3%
BRF S.A. 4.875%, 01/24/30	382,000	300,429
China Modern Dairy Holdings, Ltd. 2.125%, 07/14/26	310,000	258,897
NBM US Holdings, Inc. 7.000%, 05/14/26 (c)	975,000	940,894

		1,500,220

Forest Products & Paper—0.1%
Suzano Austria GmbH 3.750%, 01/15/31	419,000	328,266

Home Builders—0.1%
MDC Holdings, Inc. 6.000%, 01/15/43	771,000	578,517

Housewares—0.1%
Newell Brands, Inc. 6.375%, 09/15/27 (c)	665,000	658,503

Insurance—0.7%
Allianz SE 3.099%, 3M EURIBOR + 3.350%, 07/06/47 (EUR) (b)	500,000	448,929
Assicurazioni Generali S.p.A. 5.500%, 3M EURIBOR + 5.350%, 10/27/47 (EUR) (b)	700,000	656,638
Credit Agricole Assurances S.A. 4.750%, 5Y EUR Swap + 5.350%, 09/27/48 (EUR) (b)	600,000	543,928
Liberty Mutual Group, Inc. 3.625%, 5Y EUR Swap + 3.700%, 05/23/59 (EUR) (b)	695,000	579,019
Principal Financial Group, Inc. 5.949%, 3M LIBOR + 3.044%, 05/15/55 (b)	300,000	287,274
Prudential Financial, Inc. 5.200%, 3M LIBOR + 3.040%, 03/15/44 (b)	642,000	616,956

BHFTI-31

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Voya Financial, Inc. 5.650%, 3M LIBOR + 3.580%, 05/15/53 (b)	589,000	$571,330

		3,704,074

Internet—0.3%
Netflix, Inc.
3.625%, 05/15/27 (EUR)	300,000	276,407
4.625%, 05/15/29 (EUR)	492,000	449,764
Prosus NV
2.031%, 08/03/32 (EUR)	460,000	288,527
3.257%, 01/19/27 (144A)	221,000	185,009
3.680%, 01/21/30 (144A)	616,000	461,545
Weibo Corp. 3.375%, 07/08/30	313,000	229,759

		1,891,011

Investment Companies—0.7%
Fund of National Welfare Samruk-Kazyna JSC 2.000%, 10/28/26 (144A)	805,000	679,420
Huarong Finance Co., Ltd.
3.250%, 11/13/24	400,000	354,500
3.750%, 05/29/24	208,000	190,819
Huarong Finance II Co., Ltd. 4.625%, 06/03/26	316,000	264,650
JAB Holdings B.V. 1.000%, 12/20/27 (EUR)	900,000	731,021
MDGH GMTN RSC Ltd. 4.500%, 11/07/28	1,356,000	1,332,224

		3,552,634

Iron/Steel—0.1%
JSW Steel, Ltd. 3.950%, 04/05/27	300,000	239,233
Vale Overseas, Ltd. 3.750%, 07/08/30	600,000	486,000

		725,233

Leisure Time—0.1%
Carnival plc 1.000%, 10/28/29 (EUR)	798,000	375,311
Royal Caribbean Cruises, Ltd. 8.250%, 01/15/29 (144A)	446,000	434,121

		809,432

Lodging—0.3%
Las Vegas Sands Corp. 3.900%, 08/08/29	738,000	610,162
Melco Resorts Finance, Ltd. 5.750%, 07/21/28 (144A)	505,000	323,200
Studio City Co., Ltd. 7.000%, 02/15/27 (144A) (c)	250,000	208,887
Studio City Finance, Ltd. 6.500%, 01/15/28	200,000	97,544

Lodging—(Continued)
Wynn Macau, Ltd.
5.625%, 08/26/28	200,000	133,224
5.625%, 08/26/28 (144A)	325,000	216,489

		1,589,506

Machinery-Diversified—0.0%
TK Elevator Midco GmbH 4.375%, 07/15/27 (144A) (EUR)	187,000	153,488

Media—0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 5.125%, 07/01/49	298,000	218,445
Discovery Communications LLC 5.200%, 09/20/47	613,000	452,419
Globo Comunicacao e Participacoes S.A.
4.875%, 01/22/30 (144A)	421,000	316,802
5.500%, 01/14/32	680,000	509,832

		1,497,498

Mining—1.0%
Aris Mining Corp. 6.875%, 08/09/26	595,000	431,375
Cia de Minas Buenaventura SAA 5.500%, 07/23/26	764,000	638,298
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (c)	1,810,000	1,515,440
3.150%, 01/14/30	369,000	307,669
Freeport Indonesia PT 5.315%, 04/14/32 (144A)	335,000	277,212
Indonesia Asahan Aluminium Persero PT 5.800%, 05/15/50 (144A) (c)	534,000	402,129
Nexa Resources S.A. 6.500%, 01/18/28	645,000	590,175
Vedanta Resources Finance II plc 13.875%, 01/21/24 (c)	908,000	758,393
Volcan Cia Minera SAA
4.375%, 02/11/26 (144A) (c)	184,000	151,800
4.375%, 02/11/26	284,000	234,300

		5,306,791

Multi-National—0.7%
European Investment Bank
0.750%, 07/15/27 (AUD)	990,000	531,551
1.800%, 01/19/27 (AUD)	1,300,000	745,757
Inter American Development Bank 2.700%, 01/29/26 (AUD)	1,005,000	608,214
International Bank for Reconstruction & Development
Zero Coupon, 01/15/27 (EUR)	1,237,000	1,077,550
0.010%, 04/24/28 (EUR)	1,277,000	1,068,211

		4,031,283

BHFTI-32

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—5.6%
BP Capital Markets plc
3.250%, 5Y EUR Swap + 3.880%, 03/22/26 (EUR) (b)	234,000	$203,371
3.625%, 5Y EUR Swap + 4.120%, 03/22/29 (EUR) (b)	541,000	427,347
Continental Resources, Inc. 5.750%, 01/15/31 (144A) (c)	471,000	425,717
Ecopetrol S.A.
6.875%, 04/29/30	441,000	370,401
7.375%, 09/18/43	767,000	562,768
Eni S.p.A. 3.375%, 5Y EUR Swap + 3.641%, 07/13/29 (EUR) (b)	835,000	615,802
EQT Corp. 5.700%, 04/01/28	171,000	167,640
Geopark, Ltd. 5.500%, 01/17/27	330,000	257,511
Gran Tierra Energy, Inc.
7.750%, 05/23/27	252,000	196,352
7.750%, 05/23/27 (144A)	355,000	276,607
Hunt Oil Co. of Peru LLC Sucursal Del Peru 6.375%, 06/01/28	480,900	428,602
KazMunayGas National Co. JSC
4.750%, 04/19/27	1,631,000	1,363,598
5.750%, 04/19/47	1,179,000	784,464
6.375%, 10/24/48	395,000	274,576
Leviathan Bond, Ltd.
6.125%, 06/30/25 (144A)	324,995	305,495
6.750%, 06/30/30 (144A)	531,793	474,625
Medco Oak Tree Pte, Ltd. 7.375%, 05/14/26	580,000	504,600
NAK Naftogaz Ukraine via Kondor Finance plc
7.375%, 07/19/24 (d)	2,001,000	460,230
7.625%, 11/08/26 (144A) † (d)	505,000	103,650
Oil and Gas Holding Co. BSCC (The)
7.500%, 10/25/27	1,416,000	1,376,301
7.625%, 11/07/24	1,079,000	1,069,419
Pertamina Persero PT
2.300%, 02/09/31	3,570,000	2,702,324
5.625%, 05/20/43	607,000	513,601
6.000%, 05/03/42	439,000	385,085
6.450%, 05/30/44	684,000	637,078
Petroleos Mexicanos
6.750%, 09/21/47	2,228,000	1,242,110
6.875%, 08/04/26 (c)	1,549,000	1,394,921
6.950%, 01/28/60	4,530,000	2,506,902
7.690%, 01/23/50	713,000	436,641
Petronas Energy Canada, Ltd. 2.112%, 03/23/28	924,000	796,053
Qatar Energy
3.300%, 07/12/51 (144A)	977,000	693,514
3.300%, 07/12/51	2,320,000	1,646,829
Raizen Fuels Finance S.A. 5.300%, 01/20/27	420,000	399,000
Reliance Industries, Ltd. 2.875%, 01/12/32	380,000	295,636
Saudi Arabian Oil Co. 1.625%, 11/24/25	1,215,000	1,093,092

Oil & Gas—(Continued)
SEPLAT Energy plc 7.750%, 04/01/26 (144A)	766,000	623,371
SierraCol Energy Andina LLC 6.000%, 06/15/28 (144A)	400,000	259,863
6.000%, 06/15/28	215,000	139,677
Sinopec Group Overseas Development 2018, Ltd. 2.700%, 05/13/30	1,903,000	1,664,565
State Oil Co. of the Azerbaijan Republic 6.950%, 03/18/30	701,000	679,852
Tengizchevroil Finance Co. International, Ltd.
3.250%, 08/15/30 (144A)	552,000	391,920
3.250%, 08/15/30	730,000	518,300
TotalEnergies SE 1.625%, 5Y EUR Swap + 1.993%, 10/25/27 (EUR) (b)	830,000	632,841
Tullow Oil plc 10.250%, 05/15/26 (144A)	665,000	561,925

		30,864,176

Packaging & Containers—0.3%
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance plc 3.250%, 09/01/28 (144A) (c)	579,000	472,441
Ardagh Packaging Finance plc 2.125%, 08/15/26 (EUR)	615,000	461,953
Rimini Bidco SpA 6.250%, 3M EURIBOR + 5.250%, 12/14/26 (144A) (EUR) (b)	605,000	499,544

		1,433,938

Pharmaceuticals—0.0%
Grifols S.A. 1.625%, 02/15/25 (144A) (EUR)	181,000	156,768

Pipelines—0.5%
Acu Petroleo Luxembourg Sarl 7.500%, 07/13/35 (144A)	1,075,000	855,741
Energy Transfer L.P. 6.250%, 04/15/49	490,000	434,692
GNL Quintero S.A. 4.634%, 07/31/29	164,720	151,457
Peru LNG Srl 5.375%, 03/22/30 (c)	374,000	294,899
Southern Gas Corridor CJSC 6.875%, 03/24/26	454,000	446,554
Transportadora de Gas del Peru S.A. 4.250%, 04/30/28	405,000	380,254

		2,563,597

Real Estate—0.3%
China SCE Group Holdings, Ltd.
6.000%, 02/04/26	203,000	29,567
7.000%, 05/02/25	225,000	34,375

BHFTI-33

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
Kaisa Group Holdings, Ltd.
9.950%, 07/23/25 (d)	275,000	$29,021
10.500%, 01/15/25 (d)	205,000	21,619
11.650%, 06/01/26 (d)	275,000	28,636
KWG Group Holdings, Ltd. 7.400%, 01/13/27	225,000	33,750
Powerlong Real Estate Holdings, Ltd. 4.900%, 05/13/26	435,000	52,461
SBB Treasury Oyj
0.750%, 12/14/28 (EUR)	502,000	305,031
1.125%, 11/26/29 (EUR)	187,000	112,491
Shimao Group Holdings, Ltd.
5.200%, 01/16/27 (d)	580,000	69,020
5.600%, 07/15/26 (d)	250,000	29,767
Sinochem Offshore Capital Co., Ltd. 2.375%, 09/23/31	345,000	262,686
Sunac China Holdings, Ltd.
5.950%, 04/26/24 (d)	202,000	28,260
6.500%, 01/26/26 (d)	240,000	32,876
Times China Holdings, Ltd.
5.750%, 01/14/27	203,000	19,648
6.200%, 03/22/26	200,000	21,799
6.750%, 07/08/25	225,000	27,630
Vivion Investments Sarl 3.000%, 08/08/24 (EUR)	700,000	619,738
Yango Justice International, Ltd.
7.500%, 04/15/24 (d)	320,000	14,095
7.500%, 02/17/25 (d)	203,000	9,038
8.250%, 11/25/23 (d)	300,000	13,439

		1,794,947

Real Estate Investment Trusts—0.5%
Digital Euro Finco LLC 2.500%, 01/16/26 (EUR)	735,000	666,809
Digital Intrepid Holding B.V. 0.625%, 07/15/31 (EUR)	625,000	408,573
GLP Capital L.P. / GLP Financing II, Inc. 3.250%, 01/15/32	374,000	281,144
Host Hotels & Resorts L.P. 3.500%, 09/15/30	437,000	348,497
Public Storage 0.500%, 09/09/30 (EUR)	650,000	475,068
Westfield America Management, Ltd. 2.625%, 03/30/29 (GBP)	340,000	274,830
WPC Eurobond B.V. 1.350%, 04/15/28 (EUR)	600,000	482,302

		2,937,223

Retail—0.2%
Haidilao International Holding, Ltd. 2.150%, 01/14/26	735,000	603,062
Stonegate Pub Co. Financing plc 8.250%, 07/31/25 (GBP)	340,000	331,225

		934,287

Savings & Loans—0.3%
Nationwide Building Society
1.125%, 05/31/28 (EUR)	1,000,000	880,052
2.000%, 5Y EUR Swap + 1.500%, 07/25/29 (EUR) (b)	750,000	687,870

		1,567,922

Semiconductors—0.1%
TSMC Arizona Corp. 3.875%, 04/22/27	607,000	578,505

Software—0.1%
Cedacri Mergeco S.p.A. 4.946%, 3M EURIBOR + 4.625%, 05/15/28 (EUR) (b)	190,000	172,709
Fidelity National Information Services, Inc.
0.625%, 12/03/25 (EUR)	141,000	125,620
1.000%, 12/03/28 (EUR)	149,000	119,706

		418,035

Telecommunications—0.5%
AT&T, Inc. 2.875%, 5Y EUR Swap+ 3.140%, 03/02/25 (EUR) (b)	400,000	344,291
Axtel S.A.B. de CV 6.375%, 11/14/24 (c)	320,000	223,885
CK Hutchison Group Telecom Finance S.A. 0.750%, 04/17/26 (EUR)	1,035,000	904,731
Lorca Telecom Bondco S.A. 4.000%, 09/18/27 (EUR)	575,000	489,447
Telefonica Europe B.V. 4.375%, 6Y EUR Swap + 4.107%, 12/14/24 (EUR) (b)	300,000	277,247
Xiaomi Best Time International, Ltd. 2.875%, 07/14/31 (144A)	434,000	303,228

		2,542,829

Transportation—0.4%
Empresa de Transporte de Pasajeros Metro S.A.
3.650%, 05/07/30 (144A)	200,000	172,052
4.700%, 05/07/50 (c)	665,000	501,144
5.000%, 01/25/47 (c)	200,000	152,500
FedEx Corp. 0.450%, 05/04/29 (EUR)	655,000	491,932
Lima Metro Line 2 Finance, Ltd. 5.875%, 07/05/34	696,089	658,176
MV24 Capital B.V. 6.748%, 06/01/34 (144A)	344,004	290,684

		2,266,488

Total Corporate Bonds & Notes (Cost $202,288,141)		156,796,869

U.S. Treasury & Government Agencies—4.3%

Agency Sponsored Mortgage - Backed—1.1%
Connecticut Avenue Securities Trust (CMO)
3.031%, SOFR30A + 0.750%, 10/25/41 (144A) (b)	28,801	28,540
3.131%, SOFR30A + 0.850%, 12/25/41 (144A) (b)	310,469	303,548

BHFTI-34

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Connecticut Avenue Securities Trust (CMO)
3.831%, SOFR30A + 1.550%, 10/25/41 (144A) (b)	66,676	$63,335
3.931%, SOFR30A + 1.650%, 12/25/41 (144A) (b)	909,180	828,016
5.184%, 1M LIBOR + 2.100%, 09/25/39 (144A) (b)	16,804	16,781
5.184%, 1M LIBOR + 2.100%, 10/25/39 (144A) (b)	38,162	37,953
5.234%, 1M LIBOR + 2.150%, 09/25/31 (144A) (b)	184,449	183,924
5.384%, 1M LIBOR + 2.300%, 08/25/31 (144A) (b)	160,959	160,551
5.484%, 1M LIBOR + 2.400%, 04/25/31 (144A) (b)	393,338	391,894
Fannie Mae Connecticut Avenue Securities (CMO)
5.184%, 1M LIBOR + 2.100%, 03/25/31 (b)	1,802,264	1,767,972
13.334%, 1M LIBOR + 10.250%, 01/25/29 (b)	477,317	499,146
Freddie Mac STACR REMIC Trust (CMO) 3.081%, SOFR30A + 0.800%, 10/25/41 (144A) (b)	71,248	69,834
3.231%, SOFR30A + 0.950%, 12/25/41 (144A) (b)	448,098	426,814
3.781%, SOFR30A + 1.500%, 10/25/41 (144A) (b)	675,847	613,331
3.931%, SOFR30A + 1.650%, 01/25/34 (144A) (b)	241,772	235,766
Freddie Mac STACR Trust (CMO)
5.034%, 1M LIBOR + 1.950%, 10/25/49 (144A) (b)	34,727	34,528
5.134%, 1M LIBOR + 2.050%, 07/25/49 (144A) (b)	70,070	69,064

		5,730,997

U.S. Treasury—3.2%
U.S. Treasury Bond 2.375%, 02/15/42	3,505,000	2,685,706
U.S. Treasury Inflation Indexed Notes
0.125%, 07/15/24 (e)	4,122,757	3,981,682
0.125%, 10/15/26 (e)	4,177,035	3,890,924
U.S. Treasury Notes 2.625%, 05/31/27	7,683,900	7,213,261

		17,771,573

Total U.S. Treasury & Government Agencies (Cost $24,980,255)		23,502,570

Mortgage-Backed Securities—2.2%

Collateralized Mortgage Obligations—2.0%
Bellemeade Re, Ltd.
3.281%, SOFR30A + 1.000%, 09/25/31 (144A) (b)	470,651	442,412
4.684%, 1M LIBOR + 1.600%, 07/25/29 (144A) (b)	190,496	190,319
5.584%, 1M LIBOR + 2.500%, 10/25/29 (144A) (b)	228,716	228,109
5.934%, 1M LIBOR + 2.850%, 10/25/29 (144A) (b)	486,000	461,111
6.184%, 1M LIBOR + 3.100%, 04/25/29 (144A) (b)	750,000	727,393
Eagle Re, Ltd. 4.331%, SOFR30A + 2.050%, 04/25/34 (144A) (b)	277,454	269,769
Home Re, Ltd.
6.334%, 1M LIBOR + 3.250%, 05/25/29 (144A) (b)	1,600,000	1,570,183
8.334%, 1M LIBOR + 5.250%, 10/25/30 (144A) (b)	1,300,000	1,320,375
Oaktown Re III, Ltd. 5.634%, 1M LIBOR + 2.550%, 07/25/29 (144A) (b)	1,500,000	1,477,899
PMT Credit Risk Transfer Trust
5.463%, 1M LIBOR + 2.350%, 02/27/23 (144A) † (b)	718,496	681,651
5.813%, 1M LIBOR + 2.700%, 10/27/22 (144A) (b)	23,415	22,517
5.863%, 1M LIBOR + 2.750%, 05/27/23 (144A) (b)	270,683	259,771

Collateralized Mortgage Obligations—(Continued)
Radnor Re, Ltd. 6.284%, 1M LIBOR + 3.200%, 02/25/29 (144A) (b)	2,751,041	2,632,692
Triangle Re, Ltd. 4.181%, SOFR30A + 1.900%, 02/25/34 (144A) (b)	614,020	609,256

		10,893,457

Commercial Mortgage-Backed Securities—0.2%
BFLD Trust 4.418%, 1M LIBOR + 1.600%, 06/15/38 (144A) (b)	310,000	298,954
JPMorgan Chase Commercial Mortgage Securities Trust 4.472%, 12/15/47 (144A) (b)	1,500,000	1,103,680

		1,402,634

Total Mortgage-Backed Securities (Cost $11,978,468)		12,296,091

Asset-Backed Securities—1.4%

Asset-Backed - Automobile—0.1%
Santander Bank Auto Credit-Linked Notes 5.721%, 08/16/32 (144A)	372,896	373,437

Asset-Backed - Other—1.2%
Amur Equipment Finance Receivables XI LLC Trust 5.300%, 06/21/28 (144A)	671,000	666,944
Balboa Bay Loan Funding Ltd. 3.910%, 3M LIBOR + 1.200%, 07/20/34 (144A) (b)	1,350,416	1,293,123
Black Diamond CLO, Ltd. 4.213%, 3M LIBOR + 1.430%, 07/23/32 (144A) (b)	2,121,980	2,049,487
Elmwood CLO IX, Ltd. 3.840%, 3M LIBOR + 1.130%, 07/20/34 (144A) (b)	563,280	539,021
Flatiron CLO, Ltd. 3.848%, 3M LIBOR + 1.110%, 07/19/34 (144A) (b)	1,562,322	1,491,621
Pikes Peak CLO 3.880%, 3M LIBOR + 1.170%, 07/20/34 (144A) (b)	968,631	928,262

		6,968,458

Asset-Backed - Student Loan—0.1%
Nelnet Student Loan Trust 2.530%, 04/20/62 (144A)	548,158	427,227

Total Asset-Backed Securities (Cost $8,158,413)		7,769,122

Short-Term Investment—3.3%

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $18,340,968; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $18,706,136.	18,339,286	18,339,286

Total Short-Term Investments (Cost $18,339,286)		18,339,286

BHFTI-35

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (f)—1.1%

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.2%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $250,064; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $255,000.	250,000	$250,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $319,934; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/31/22 - 05/15/52, and an aggregate market value of $326,333.	319,855	319,855
Natixis S.A. (New York) Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $254,310; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.625%, maturity dates ranging from 12/29/22 - 08/15/52, and an aggregate market value of $259,396.	254,247	254,247
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $4,339; collateralized by various Common Stock with an aggregate market value of $4,773.	4,338	4,338

		828,440

Mutual Funds—0.9%
Allspring Government Money Market Fund, Select Class 2.750% (g)	700,000	700,000
BlackRock Liquidity Funds FedFund, Institutional Shares 2.730% (g)	800,000	800,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (g)	700,000	700,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (g)	700,000	700,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (g)	800,000	800,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (g)	500,000	500,000

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 2.929% (g)	500,000	500,000

		4,700,000

Total Securities Lending Reinvestments (Cost $5,528,441)		5,528,440

Total Investments—99.7% (Cost $689,480,808)		546,244,542
Other assets and liabilities (net)—0.3%		1,808,032

Net Assets—100.0%		$548,052,574

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $994,902, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $22,731,857 and the collateral received consisted of cash in the amount of $5,528,441 and and non-cash collateral with a value of $18,044,790. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Principal amount of security is adjusted for inflation.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $85,544,401, which is 15.6% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
NAK Naftogaz Ukraine via Kondor Finance plc, 7.625%, 11/08/26	11/04/19	$505,000	$505,000	$103,650
PMT Credit Risk Transfer Trust, 5.463%, 02/27/23	02/11/20	718,496	718,496	681,651
State Agency of Roads of Ukraine, 6.250%, 06/24/30	06/17/21	1,144,000	1,144,000	209,601

				$994,902

BHFTI-36

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	4,927,853	BBP	10/20/22	USD	3,300,346	$(147,738)
AUD	5,272,909	CSI	10/20/22	USD	3,644,840	(271,482)
AUD	5,393,247	JPMC	10/20/22	USD	3,747,379	(297,034)
AUD	5,626,785	JPMC	10/20/22	USD	3,895,606	(295,854)
AUD	6,097,874	JPMC	10/20/22	USD	4,189,907	(288,775)
AUD	6,129,326	JPMC	10/20/22	USD	4,215,701	(294,448)
AUD	13,568	SSBT	10/20/22	USD	9,416	(736)
AUD	93,269	SSBT	10/20/22	USD	65,046	(5,377)
AUD	93,795	SSBT	10/20/22	USD	60,507	(501)
AUD	98,532	SSBT	10/20/22	USD	68,155	(5,119)
AUD	137,546	SSBT	10/20/22	USD	96,027	(8,031)
AUD	152,383	SSBT	10/20/22	USD	104,808	(7,321)
AUD	186,731	SSBT	10/20/22	USD	131,239	(11,777)
AUD	223,019	SSBT	10/20/22	USD	144,745	(2,069)
AUD	1,372,281	UBSA	10/20/22	USD	947,999	(70,079)
BRL	17,355,725	BNP	10/04/22	USD	3,210,100	7,290
BRL	17,345,135	BOA	10/04/22	USD	3,208,141	7,285
BRL	27,578,133	BOA	10/04/22	USD	5,154,791	(42,380)
BRL	34,869,795	BOA	10/04/22	USD	6,517,719	(53,586)
BRL	46,070	GSI	10/04/22	USD	8,521	19
BRL	17,568,585	HSBCU	10/04/22	USD	3,447,179	(190,330)
BRL	17,737,520	MSCS	10/04/22	USD	3,280,716	7,450
BRL	27,532,063	MSCS	10/04/22	USD	5,092,306	11,564
CAD	4,337,714	BNP	10/27/22	USD	3,250,858	(110,865)
CAD	130,696	SSBT	10/27/22	USD	101,784	(7,176)
CAD	456,735	SSBT	10/27/22	USD	351,968	(21,346)
CAD	4,512,868	SSBT	10/27/22	USD	3,490,131	(223,347)
CHF	3,236,959	BNP	12/07/22	USD	3,318,633	(17,848)
CHF	3,254,238	UBSA	12/07/22	USD	3,341,948	(23,542)
CHF	3,271,965	UBSA	12/07/22	USD	3,359,524	(23,042)
CLP	3,039,030,811	BNP	11/22/22	USD	3,307,283	(193,914)
CLP	3,078,262,611	CBNA	11/22/22	USD	3,289,966	(136,405)
CNH	23,098,871	BOA	10/20/22	USD	3,241,520	(5,707)
CNH	20,464,428	HSBCU	10/20/22	USD	2,874,153	(7,387)
EUR	1,669,365	MSCS	11/09/22	USD	1,626,249	13,875
EUR	960,292	NWM	11/09/22	USD	926,807	16,664
EUR	7,493,561	CBNA	12/08/22	USD	7,233,946	144,196
EUR	2,061,175	MSCS	12/08/22	USD	2,015,765	13,662
EUR	82,738	SSBT	12/08/22	USD	79,900	1,563
EUR	847,289	SSBT	12/08/22	USD	819,306	14,933
GBP	838,723	BBP	11/17/22	USD	946,226	(9,078)
GBP	3,287,005	CBNA	11/17/22	USD	3,783,897	(111,160)
GBP	588,222	JPMC	11/17/22	USD	695,292	(38,043)
GBP	878,391	MSCS	11/17/22	USD	958,177	23,293
GBP	29,354	SSBT	11/17/22	USD	31,977	822
GBP	347,198	SSBT	11/17/22	USD	409,130	(21,189)
INR	258,440,435	BOA	12/21/22	USD	3,161,131	(7,460)
INR	265,903,638	HSBCU	12/21/22	USD	3,230,142	14,601
JPY	496,316,720	CBNA	12/02/22	USD	3,558,194	(108,351)
JPY	514,994,100	CBNA	12/02/22	USD	3,616,784	(37,116)
JPY	464,951,583	NWM	12/02/22	USD	3,234,489	(2,661)
JPY	483,775,164	NWM	12/02/22	USD	3,364,597	(1,928)
JPY	8,831,524	SSBT	12/02/22	USD	62,328	(941)
JPY	245,831,845	UBSA	12/02/22	USD	1,712,331	(3,581)
KRW	3,970,261,102	GSI	10/27/22	USD	3,045,730	(269,663)
KRW	4,612,209,657	HSBCU	10/27/22	USD	3,366,994	(142,068)
KRW	4,761,953,524	JPMC	10/27/22	USD	3,658,707	(329,077)

BHFTI-37

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
KRW	5,254,234,517	SCB	10/27/22	USD	3,879,367	$(205,527)
NOK	34,249,526	BBP	12/01/22	USD	3,154,572	(5,599)
NZD	5,533,121	BNP	11/18/22	USD	3,391,261	(294,080)
NZD	5,591,890	BNP	11/18/22	USD	3,289,094	(159,016)
NZD	5,486,783	GSI	11/18/22	USD	3,287,444	(216,201)
NZD	5,555,813	JPMC	11/18/22	USD	3,447,567	(337,683)
PLN	16,331,683	HSBCU	11/30/22	USD	3,397,267	(131,725)
PLN	15,309,658	JPMC	11/30/22	USD	3,233,638	(172,451)
SEK	36,156,690	JPMC	12/01/22	USD	3,228,070	39,561
SGD	4,662,568	MSCS	12/07/22	USD	3,314,336	(65,580)
TWD	208,185,252	MSCS	10/21/22	USD	6,922,847	(360,016)
ZAR	57,917,928	BOA	10/13/22	USD	3,503,489	(306,213)
ZAR	57,744,675	CSI	10/13/22	USD	3,304,204	(116,493)
ZAR	57,949,040	CSI	10/13/22	USD	3,266,022	(67,029)
ZAR	57,445,718	MSCS	10/13/22	USD	3,189,994	(18,786)

Contracts to Deliver
AUD	10,583,085	ANZ	10/20/22	USD	7,440,533	669,974
AUD	4,768,419	CBNA	10/20/22	USD	3,330,750	280,140
AUD	4,806,088	MSCS	10/20/22	USD	3,350,036	275,327
AUD	518,579	SSBT	10/20/22	USD	365,043	33,280
AUD	178,103	SSBT	10/20/22	USD	123,434	9,493
AUD	43,843,582	UBSA	10/20/22	USD	30,288,023	2,238,965
BRL	17,355,725	BNP	10/04/22	USD	3,338,538	121,149
BRL	34,869,795	BOA	10/04/22	USD	6,449,487	(14,646)
BRL	27,578,133	BOA	10/04/22	USD	5,100,827	(11,583)
BRL	17,345,135	BOA	10/04/22	USD	3,315,985	100,559
BRL	46,070	GSI	10/04/22	USD	8,915	375
BRL	17,568,585	HSBCU	10/04/22	USD	3,249,470	(7,379)
BRL	27,532,063	MSCS	10/04/22	USD	5,433,388	329,518
BRL	17,737,520	MSCS	10/04/22	USD	3,500,458	212,292
BRL	34,869,795	BOA	11/03/22	USD	6,472,079	54,626
BRL	27,578,133	BOA	11/03/22	USD	5,118,695	43,203
CAD	4,391,304	BNP	10/27/22	USD	3,205,764	26,978
CAD	4,436,882	CBNA	10/27/22	USD	3,447,421	235,641
CAD	3,996,418	CBNA	10/27/22	USD	3,032,584	139,649
CAD	1,043,763	HSBCU	10/27/22	USD	813,491	57,930
CAD	15,109,631	MSCS	10/27/22	USD	11,680,462	742,871
CAD	130,726	SSBT	10/27/22	USD	101,137	6,507
CHF	3,144,836	JPMC	12/07/22	USD	3,283,458	76,612
CHF	3,280,557	UBSA	12/07/22	USD	3,439,143	93,899
CHF	3,269,814	UBSA	12/07/22	USD	3,344,507	10,218
CHF	3,162,920	UBSA	12/07/22	USD	3,320,184	94,897
CLP	3,126,540,763	BOA	11/22/22	USD	3,227,913	24,894
CLP	2,990,353,493	HSBCU	11/22/22	USD	3,143,109	79,608
CLP	3,086,587,646	JPMC	11/22/22	USD	3,470,806	308,717
CNH	46,915,947	MSCS	10/20/22	USD	6,928,051	355,815
CNH	37,446	SSBT	10/20/22	USD	5,551	306
COP	1,386,333,396	BNP	11/22/22	USD	305,092	7,170
COP	346,817,228	BNP	11/22/22	USD	75,742	1,212
EUR	48,199,554	UBSA	12/01/22	USD	46,445,813	(982,133)
EUR	48,199,554	BOA	12/08/22	USD	46,647,818	(809,347)
EUR	1,817,770	BOA	12/08/22	USD	1,755,979	(33,794)
EUR	5,087,743	UBSA	12/08/22	USD	4,905,516	(103,864)
EUR	48,199,554	SSBT	12/15/22	USD	46,417,284	(1,077,204)
GBP	2,663,044	BBP	11/17/22	USD	3,101,687	126,134
GBP	849,607	CBNA	11/17/22	USD	976,125	26,816

BHFTI-38

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	2,240,701	JPMC	11/17/22	USD	2,442,451	$(61,197)
GBP	773,931	MSCS	11/17/22	USD	855,931	(8,821)
GBP	12,219,249	NWM	11/17/22	USD	14,521,319	868,138
IDR	57,548,199,417	BBP	10/27/22	USD	3,790,305	13,722
INR	261,547,016	GSI	12/21/22	USD	3,241,501	49,922
JPY	399,580,566	BOA	12/02/22	USD	2,797,500	20,059
JPY	53,134,624	SSBT	12/02/22	USD	369,566	234
JPY	8,831,524	SSBT	12/02/22	USD	62,304	917
JPY	8,972,927,895	UBSA	12/02/22	USD	63,386,220	1,016,376
JPY	232,279,605	UBSA	12/02/22	USD	1,614,246	(305)
KRW	4,621,215,536	BBP	10/27/22	USD	3,485,237	254,013
KRW	18,115,571,885	CBNA	10/27/22	USD	13,808,127	1,141,445
KRW	11,875,273,444	HSBCU	10/27/22	USD	8,609,825	306,454
KRW	4,578,700,587	HSBCU	10/27/22	USD	3,494,738	293,241
KRW	4,506,239,657	SCB	10/27/22	USD	3,232,133	81,302
KRW	3,696,722,721	SCB	10/27/22	USD	2,594,687	9,882
MXN	65,081,715	BOA	11/18/22	USD	3,159,629	(45,322)
MXN	65,930,546	UBSA	11/18/22	USD	3,208,849	(37,903)
MYR	9,514,791	BBP	12/15/22	USD	2,154,471	96,329
NZD	6,121,095	BNP	11/18/22	USD	3,775,552	349,251
NZD	5,520,386	BNP	11/18/22	USD	3,122,779	32,726
NZD	5,484,115	MSCS	11/18/22	USD	3,349,757	280,006
PLN	8,497,637	BBP	11/30/22	USD	1,705,011	5,897
PLN	15,870,257	JPMC	11/30/22	USD	3,261,928	88,648
SGD	4,667,963	HSBCU	12/07/22	USD	3,248,901	(3,614)
THB	94,869,947	SSBT	11/10/22	USD	2,686,773	166,788
TWD	208,185,252	CBNA	10/21/22	USD	6,933,869	371,038
ZAR	57,884,367	BNP	10/13/22	USD	3,270,506	75,084
ZAR	57,674,624	BNP	10/13/22	USD	3,364,943	181,099
ZAR	58,179,070	JPMC	10/13/22	USD	3,360,880	149,188

Net Unrealized Appreciation						$3,454,269

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/22	91	AUD	10,657,601	$(124,917)
Euro-Bund Futures	12/08/22	21	EUR	2,908,290	(95,661)
U.S. Treasury Long Bond Futures	12/20/22	14	USD	1,769,688	(152,067)
U.S. Treasury Note 10 Year Futures	12/20/22	112	USD	12,551,000	(591,187)
U.S. Treasury Note 2 Year Futures	12/30/22	26	USD	5,340,156	(71,126)
U.S. Treasury Note 5 Year Futures	12/30/22	287	USD	30,854,742	(1,049,456)
U.S. Treasury Note Ultra 10 Year Futures	12/20/22	197	USD	23,341,422	(996,399)
U.S. Treasury Ultra Long Bond Futures	12/20/22	3	USD	411,000	(28,411)

Futures Contracts—Short
Canada Government Bond 10 Year Futures	12/19/22	(20)	CAD	(2,471,800)	16,911
Euro-Bobl Futures	12/08/22	(16)	EUR	(1,916,000)	55,026
Euro-OAT Futures	12/08/22	(17)	EUR	(2,246,040)	108,212
Euro-Schatz Futures	12/08/22	(379)	EUR	(40,615,535)	228,221
Japanese Government 10 Year Bond Futures	12/13/22	(14)	JPY	(2,076,200,000)	38,855
United Kingdom Long Gilt Bond Futures	12/28/22	(93)	GBP	(8,965,200)	280,776

Net Unrealized Depreciation					$(2,381,223)

BHFTI-39

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3M NZDBB	Quarterly	2.503%	Semi-Annually	11/02/24	NZD	7,847,000	$(185,777)	$—	$(185,777)
Pay	3M NZDBB	Quarterly	2.580%	Semi-Annually	11/01/24	NZD	2,933,000	(66,669)	—	(66,669)
Pay	6M EURIBOR	Semi-Annually	(0.017%)	Annually	09/30/50	EUR	3,800,000	(1,827,688)	—	(1,827,688)
Pay	6M EURIBOR	Semi-Annually	(0.043%)	Annually	11/10/50	EUR	3,820,000	(1,851,871)	—	(1,851,871)
Pay	6M EURIBOR	Semi-Annually	1.464%	Annually	05/13/27	EUR	3,317,000	(206,752)	19	(206,771)
Pay	6M EURIBOR	Semi-Annually	1.494%	Annually	05/12/27	EUR	4,343,000	(265,202)	(109)	(265,093)
Pay	6M EURIBOR	Semi-Annually	1.800%	Annually	08/18/32	EUR	4,900,000	(519,316)	—	(519,316)
Pay	7 Day CNRR	Quarterly	2.333%	Quarterly	09/01/27	CNY	54,730,000	(72,031)	—	(72,031)
Pay	7 Day CNRR	Quarterly	2.441%	Quarterly	04/01/27	CNY	33,750,000	(12,676)	—	(12,676)
Pay	7 Day CNRR	Quarterly	2.360%	Quarterly	07/01/25	CNY	11,323,000	3,073	—	3,073
Pay	7 Day CNRR	Quarterly	2.465%	Quarterly	12/01/26	CNY	37,030,000	(1,480)	—	(1,480)
Pay	7 Day CNRR	Quarterly	2.495%	Quarterly	05/05/27	CNY	34,130,000	(3,861)	—	(3,861)
Pay	7 Day CNRR	Quarterly	2.528%	Quarterly	09/15/26	CNY	38,340,000	15,388	—	15,388
Pay	7 Day CNRR	Quarterly	2.568%	Quarterly	07/20/25	CNY	79,220,000	83,104	—	83,104
Pay	7 Day CNRR	Quarterly	2.585%	Quarterly	08/03/25	CNY	41,560,000	43,522	—	43,522
Pay	7 Day CNRR	Quarterly	2.595%	Quarterly	11/02/25	CNY	40,400,000	42,045	—	42,045
Pay	7 Day CNRR	Quarterly	2.600%	Quarterly	09/29/25	CNY	40,730,000	44,494	—	44,494
Pay	7 Day CNRR	Quarterly	2.800%	Quarterly	02/01/26	CNY	47,100,000	87,933	—	87,933
Receive	6M EURIBOR	Annually	0.022%	Semi-Annually	11/10/50	EUR	3,820,000	1,804,432	27,985	1,776,447
Receive	6M EURIBOR	Annually	0.122%	Semi-Annually	09/30/50	EUR	3,800,000	1,727,427	—	1,727,427

Totals								$(1,161,905)	$27,895	$(1,189,800)

Centrally Cleared Credit Default Swaps on Credit Indices and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazilian Government International Bond, 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/27	3.044%	USD	5,770,000	$520,810	$425,601	$95,209
CDX.EM.38.V1	(1.000%)	Quarterly	12/20/27	3.303%	USD	1,560,000	153,388	128,938	24,450
CDX.NA.HY.39.V1	(5.000%)	Quarterly	12/20/27	6.078%	USD	6,280,000	260,743	250,599	10,144
China Government International Bond, 7.500%, due 10/28/27	(1.000%)	Quarterly	12/20/27	1.085%	USD	950,000	3,707	(10,153)	13,860
Indonesia Government International Bond, 4.125%, due 01/15/25	(1.000%)	Quarterly	12/20/27	1.574%	USD	1,230,000	32,100	11,753	20,347
Mexico Government International Bond, 4.150%, due 03/28/27	(1.000%)	Quarterly	12/20/27	1.948%	USD	890,000	38,189	27,014	11,175
Republic of South Africa, 5.875%, due 09/16/25	(1.000%)	Quarterly	12/20/27	3.402%	USD	1,370,000	142,945	106,771	36,174
Republic of Turkey, 11.875%, due 01/15/30	(1.000%)	Quarterly	12/20/27	7.700%	USD	1,820,000	457,826	425,138	32,688

Totals							$1,609,708	$1,365,661	$244,047

Centrally Cleared Credit Default Swaps on Credit Indices and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.39.V1	5.000%	Quarterly	12/20/27	6.078%	USD	285,000	$(11,833)	$(11,319)	$(514)
Colombia Government International Bond, 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	3.280%	USD	4,360,000	(435,520)	(337,646)	(97,874)

Totals							$(447,353)	$(348,965)	$(98,388)

BHFTI-40

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	149.288%	USD	679,981	$(152,774)	$(55,413)	$(97,361)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	149.288%	USD	1,020,330	(229,243)	(82,730)	(146,513)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	149.288%	USD	2,038,506	(458,001)	(170,120)	(287,881)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	149.288%	USD	679,981	(152,775)	(55,148)	(97,627)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	149.288%	USD	340,349	(76,468)	(27,596)	(48,872)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CSI	149.288%	USD	973,557	(218,734)	(96,852)	(121,882)

Totals								$(1,287,995)	$(487,859)	$(800,136)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(CSI)—	Credit Suisse International
(GSI)—	Goldman Sachs International
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CNRR)—	China 7 Day Reverse Repo Rates
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(NZDBB)—	New Zealand Dollar Bank Bill Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(GMTM)—	Global Medium-Term Note
(ICE)—	Intercontinental Exchange, Inc.
(STACR)—	Structured Agency Credit Risk

BHFTI-41

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$322,012,164	$—	$322,012,164
Total Corporate Bonds & Notes*	—	156,796,869	—	156,796,869
Total U.S. Treasury & Government Agencies*	—	23,502,570	—	23,502,570
Total Mortgage-Backed Securities*	—	12,296,091	—	12,296,091
Total Asset-Backed Securities*	—	7,769,122	—	7,769,122
Total Short-Term Investment*	—	18,339,286	—	18,339,286
Securities Lending Reinvestments
Repurchase Agreements	—	828,440	—	828,440
Mutual Funds	4,700,000	—	—	4,700,000
Total Securities Lending Reinvestments	4,700,000	828,440	—	5,528,440
Total Investments	$4,700,000	$541,544,542	$—	$546,244,542

Collateral for Securities Loaned (Liability)	$—	$(5,528,441)	$—	$(5,528,441)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$12,953,312	$—	$12,953,312
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(9,499,043)	—	(9,499,043)
Total Forward Contracts	$—	$3,454,269	$—	$3,454,269
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$728,001	$—	$—	$728,001
Futures Contracts (Unrealized Depreciation)	(3,109,224)	—	—	(3,109,224)
Total Futures Contracts	$(2,381,223)	$—	$—	$(2,381,223)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$4,067,480	$—	$4,067,480
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(5,111,621)	—	(5,111,621)
Total Centrally Cleared Swap Contracts	$—	$(1,044,141)	$—	$(1,044,141)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(1,287,995)	$—	$(1,287,995)
Total OTC Swap Contracts	$—	$(1,287,995)	$—	$(1,287,995)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-42

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—96.8% of Net Assets

Security Description	Shares	Value

Auto Components—2.8%
Aptiv plc (a)	42,591	$3,331,042
Lear Corp. (b)	58,358	6,984,869

		10,315,911

Banks—3.7%
Fifth Third Bancorp	181,756	5,808,922
PacWest Bancorp	60,154	1,359,480
Regions Financial Corp. (b)	225,614	4,528,073
Zions Bancorp N.A.	31,232	1,588,460

		13,284,935

Beverages—3.0%
Keurig Dr Pepper, Inc. (b)	304,123	10,893,686

Building Products—5.4%
Builders FirstSource, Inc. (a) (b)	61,551	3,626,585
Carlisle Cos., Inc.	56,950	15,969,349

		19,595,934

Chemicals—0.4%
FMC Corp.	13,022	1,376,425

Commercial Services & Supplies—3.8%
Republic Services, Inc.	101,363	13,789,422

Communications Equipment—0.8%
Juniper Networks, Inc.	106,172	2,773,213

Construction & Engineering—2.3%
API Group Corp. (a) (b)	156,190	2,072,641
MasTec, Inc. (a) (b)	98,702	6,267,577

		8,340,218

Construction Materials—2.8%
Vulcan Materials Co.	64,107	10,110,315

Consumer Finance—1.5%
Discover Financial Services	58,253	5,296,363

Containers & Packaging—0.7%
AptarGroup, Inc. (b)	27,949	2,655,993

Distributors—3.3%
LKQ Corp. (b)	254,855	12,016,413

Electric Utilities—5.2%
American Electric Power Co., Inc.	113,395	9,802,998
FirstEnergy Corp.	241,230	8,925,510

		18,728,508

Energy Equipment & Services—1.4%
Baker Hughes Co. (b)	125,498	2,630,438
NOV, Inc. (b)	163,898	2,651,870

		5,282,308

Equity Real Estate Investment Trusts—2.2%
Boston Properties, Inc. (b)	20,891	1,566,198
Gaming and Leisure Properties, Inc.	143,895	6,365,915

		7,932,113

Health Care Equipment & Supplies—4.1%
Alcon, Inc.	136,258	7,927,490
Teleflex, Inc. (b)	6,971	1,404,378
Zimmer Biomet Holdings, Inc.	53,585	5,602,312

		14,934,180

Health Care Providers & Services—4.2%
Humana, Inc.	21,350	10,358,807
Universal Health Services, Inc. - Class B (b)	54,562	4,811,277

		15,170,084

Hotels, Restaurants & Leisure—1.8%
Wendy’s Co. (The)	74,963	1,401,059
Yum China Holdings, Inc.	109,258	5,171,181

		6,572,240

Household Durables—2.7%
DR Horton, Inc. (b)	132,129	8,898,888
Helen of Troy, Ltd. (a) (b)	9,032	871,046

		9,769,934

Household Products—4.8%
Church & Dwight Co., Inc.	93,312	6,666,209
Reynolds Consumer Products, Inc. (b)	407,385	10,596,084

		17,262,293

Insurance—10.7%
Allstate Corp. (The)	69,838	8,696,926
Arch Capital Group, Ltd. (a)	289,140	13,167,436
Axis Capital Holdings, Ltd. (b)	32,078	1,576,634
Brown & Brown, Inc.	175,362	10,605,894
Loews Corp.	96,409	4,805,024

		38,851,914

IT Services—4.7%
Amdocs, Ltd.	144,046	11,444,454
Euronet Worldwide, Inc. (a) (b)	74,001	5,606,316

		17,050,770

Life Sciences Tools & Services—1.5%
Charles River Laboratories International, Inc. (a) (b)	28,372	5,583,610

Machinery—3.2%
Donaldson Co., Inc.	117,561	5,761,665
Gates Industrial Corp. plc (a) (b)	313,809	3,062,776
Stanley Black & Decker, Inc. (b)	35,315	2,656,041

		11,480,482

BHFTI-43

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—1.0%
Freeport-McMoRan, Inc.	131,823	$3,602,723

Mortgage Real Estate Investment Trusts—1.9%
Annaly Capital Management, Inc. (b)	395,128	6,780,392

Oil, Gas & Consumable Fuels—4.4%
Devon Energy Corp.	70,663	4,248,966
EOG Resources, Inc.	59,507	6,648,717
Valero Energy Corp.	49,268	5,264,286

		16,161,969

Professional Services—3.5%
Dun & Bradstreet Holdings, Inc. (b)	317,308	3,931,446
Jacobs Solutions, Inc. (b)	81,027	8,790,619

		12,722,065

Real Estate Management & Development—2.5%
CBRE Group, Inc. - Class A (a)	137,143	9,258,524

Semiconductors & Semiconductor Equipment—0.5%
ON Semiconductor Corp. (a) (b)	29,072	1,812,058

Software—0.9%
NCR Corp. (a) (b)	174,262	3,312,721

Specialty Retail—0.4%
Best Buy Co., Inc. (b)	22,207	1,406,591

Trading Companies & Distributors—2.8%
AerCap Holdings NV (a)	238,813	10,108,954

Water Utilities—1.9%
American Water Works Co., Inc.	52,887	6,883,772

Total Common Stocks (Cost $325,191,904)		351,117,033

Warrants—0.0%

Special Purpose Acquisition Companies—0.0%
Liberty Media Acquisition Corp., Expires 12/31/27 (a)	16,674	67
Pershing Square Holdings, Ltd., Expires 07/24/27 (a)	30,257	0

Total Warrants (Cost $207,959)		67

Escrow Shares—0.0%

Special Purpose Acquisition Companies—0.0%
Pershing Square Tontine Holdings, Ltd. (a) (Cost $0)	277,348	0

Short-Term Investment—3.4%
Security Description	Principal Amount*	Value

Repurchase Agreement—3.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $12,227,398; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $12,470,841.	12,226,277	$12,226,277

Total Short-Term Investments (Cost $12,226,277)		12,226,277

Securities Lending Reinvestments (c)—22.7%

Certificates of Deposit—4.1%
Barclays Bank plc 3.430%, SOFR + 0.450%, 10/07/22 (d)	2,000,000	2,000,088
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (d)	1,000,000	999,852
Commonwealth Bank of Australia 3.360%, SOFR + 0.400%, 11/25/22 (d)	1,000,000	1,000,263
Cooperatieve Rabobank UA
3.350%, SOFR + 0.370%, 03/20/23 (d)	2,000,000	2,000,000
3.490%, SOFR + 0.530%, 02/01/23 (d)	2,000,000	2,001,640
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	1,000,000	1,000,158
Mizuho Bank, Ltd. 3.300%, SOFR + 0.320%, 10/26/22 (d)	2,000,000	2,000,000
Natixis S.A. (New York)
3.460%, SOFR + 0.500%, 12/01/22 (d)	1,000,000	1,000,446
3.460%, SOFR + 0.500%, 02/13/23 (d)	2,000,000	2,001,586
Toronto-Dominion Bank (The) 3.340%, SOFR + 0.360%, 03/21/23 (d)	1,000,000	1,000,000

		15,004,033

Commercial Paper—1.1%
DNB Bank ASA 3.440%, SOFR + 0.480%, 06/02/23 (d)	1,000,000	1,000,403
Macquarie Bank Ltd. 3.420%, SOFR + 0.440%, 11/16/22 (d)	1,000,000	1,000,272
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (d)	2,000,000	2,000,000

		4,000,675

Repurchase Agreements—13.6%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $12,003,050; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $12,240,000.	12,000,000	12,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $5,842,822; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $5,958,214.	5,841,386	5,841,386

BHFTI-44

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $3,201,910; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $3,272,162.	3,200,000	$3,200,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $5,403,360; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $5,918,670.	5,400,000	5,400,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $10,002,475; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value of $10,202,525.	10,000,000	10,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $1,000,629; collateralized by various Common Stock with an aggregate market value of $1,113,597.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $1,500,375; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $1,531,020.	1,500,000	1,500,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $7,001,779; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $7,777,449.	7,000,000	7,000,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,300,333; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,444,383.	1,300,000	1,300,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $750,198; collateralized by various Common Stock with an aggregate market value of $834,338.	750,000	750,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $1,400,863; collateralized by various Common Stock with an aggregate market value of $1,557,432.	1,400,000	1,400,000

		49,391,386

Time Deposit—0.3%
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (d)	1,000,000	1,000,000

Security Description	Shares	Value

Mutual Funds—3.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (e)	1,000,000	$1,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (e)	7,000,000	7,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (e)	5,000,000	5,000,000

		13,000,000

Total Securities Lending Reinvestments (Cost $82,391,422)		82,396,094

Total Investments—122.9% (Cost $420,017,562)		445,739,471
Other assets and liabilities (net)—(22.9)%		(83,081,977)

Net Assets—100.0%		$362,657,494

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $79,442,873 and the collateral received consisted of cash in the amount of $82,391,811. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-45

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$351,117,033	$—	$—	$351,117,033
Warrants
Special Purpose Acquisition Companies	67	0	—	67
Total Escrow Shares*	—	0	—	0
Total Short-Term Investment*	—	12,226,277	—	12,226,277
Securities Lending Reinvestments
Certificates of Deposit	—	15,004,033	—	15,004,033
Commercial Paper	—	4,000,675	—	4,000,675
Repurchase Agreements	—	49,391,386	—	49,391,386
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	13,000,000	—	—	13,000,000
Total Securities Lending Reinvestments	13,000,000	69,396,094	—	82,396,094
Total Investments	$364,117,100	$81,622,371	$—	$445,739,471

Collateral for Securities Loaned (Liability)	$—	$(82,391,811)	$—	$(82,391,811)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-46

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	9,825,315	$286,604,438
American Funds American Mutual Fund (Class R-6)	5,828,195	262,851,585
American Funds Capital World Bond Fund (Class 1) (a)	12,679,538	114,242,633
American Funds Fundamental Investors Fund (Class R-6)	5,333,102	296,147,153
American Funds Growth Fund (Class 1)	4,075,406	304,636,567
American Funds Growth-Income Fund (Class 1)	7,251,518	333,859,893
American Funds High-Income Trust Fund (Class R-6) (a)	17,674,420	156,595,362
American Funds International Fund (Class 1) (a)	17,076,361	235,824,547
American Funds International Growth & Income Fund (Class R-6) (a)	11,302,688	310,597,879
American Funds New World Fund (Class 1)	3,499,861	71,747,155
American Funds SMALLCAP World Fund (Class R-6)	1,968,950	106,480,810
American Funds The Bond Fund of America (Class 1) (a)	53,501,574	506,659,909

Investment Company Securities—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	35,248,809	428,978,009
American Funds Washington Mutual Investors Fund (Class 1) (a)	25,986,906	299,369,155

Total Mutual Funds (Cost $4,236,696,829)		3,714,595,095

Total Investments—100.1% (Cost $4,236,696,829)		3,714,595,095
Other assets and liabilities (net)—(0.1)%		(2,198,905)

Net Assets—100.0%		$3,712,396,190

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,714,595,095	$—	$—	$3,714,595,095
Total Investments	$3,714,595,095	$—	$—	$3,714,595,095

BHFTI-47

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	9,637,602	$281,128,844
American Funds American Mutual Fund (Class R-6)	4,942,644	222,913,255
American Funds Capital World Bond Fund (Class 1) (a)	4,206,581	37,901,294
American Funds Fundamental Investors Fund (Class R-6)	4,886,344	271,338,685
American Funds Growth Fund (Class 1)	3,433,980	256,689,996
American Funds Growth-Income Fund (Class 1)	5,355,743	246,578,397
American Funds High-Income Trust Fund (Class R-6)	7,207,111	63,855,000
American Funds International Fund (Class 1) (a)	15,348,467	211,962,330
American Funds International Growth & Income Fund (Class R-6) (a)	9,647,318	265,108,307
American Funds New World Fund (Class 1)	3,593,978	73,676,556
American Funds SMALLCAP World Fund (Class R-6)	2,219,844	120,049,140
American Funds The Bond Fund of America (Class 1)	12,090,713	114,499,056

Investment Company Securities—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	3,136,078	38,166,066
American Funds Washington Mutual Investor Fund (Class 1)	21,511,420	247,811,562

Total Mutual Funds (Cost $2,771,452,514)		2,451,678,488

Total Investments—100.1% (Cost $2,771,452,514)		2,451,678,488
Other assets and liabilities (net)—(0.1)%		(1,547,776)

Net Assets—100.0%		$2,450,130,712

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,451,678,488	$—	$—	$2,451,678,488
Total Investments	$2,451,678,488	$—	$—	$2,451,678,488

BHFTI-48

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,452,778,883)	18,066,499	$1,350,470,789

Total Investments—100.1% (Cost $1,452,778,883)		1,350,470,789
Other assets and liabilities (net)—(0.1)%		(904,249)

Net Assets—100.0%		$1,349,566,540

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,350,470,789	$—	$—	$1,350,470,789
Total Investments	$1,350,470,789	$—	$—	$1,350,470,789

BHFTI-49

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	3,259,454	$95,078,261
American Funds American Mutual Fund (Class R-6)	3,480,975	156,991,988
American Funds Capital World Bond Fund (Class 1) (a)	6,697,208	60,341,844
American Funds Fundamental Investors Fund (Class R-6)	1,737,878	96,504,380
American Funds Growth Fund (Class 1)	1,272,763	95,139,014
American Funds Growth-Income Fund (Class 1)	3,367,138	155,023,054
American Funds High-Income Trust Fund (Class R-6)	11,503,277	101,919,033
American Funds International Fund (Class 1)	7,401,626	102,216,460
American Funds International Growth & Income Fund (Class R-6)	4,408,261	121,139,005
American Funds New World Fund (Class 1)	930,582	19,076,929
American Funds SMALLCAP World Fund (Class R-6)	348,914	18,869,270
American Funds The Bond Fund of America (Class 1) (a)	40,905,715	387,377,121

Investment Company Securities—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	33,526,162	408,013,388
American Funds Washington Mutual Investors Fund (Class 1)	13,595,558	156,620,830

Total Mutual Funds (Cost $2,254,307,406)		1,974,310,577

Total Investments—100.1% (Cost $2,254,307,406)		1,974,310,577
Other assets and liabilities (net)—(0.1)%		(1,292,297)

Net Assets—100.0%		$1,973,018,280

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,974,310,577	$—	$—	$1,974,310,577
Total Investments	$1,974,310,577	$—	$—	$1,974,310,577

BHFTI-50

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Mutual Funds—86.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—86.4%
Communication Services Select Sector SPDR Fund (a)	1,078,999	$51,673,262
Consumer Discretionary Select Sector SPDR Fund (a)	518,960	73,925,852
Consumer Staples Select Sector SPDR Fund (a)	641,949	42,837,257
Energy Select Sector SPDR Fund (a)	405,243	29,185,601
Financial Select Sector SPDR Fund (a)	2,317,529	70,360,181
Health Care Select Sector SPDR Fund (a)	795,273	96,315,513
Industrial Select Sector SPDR Fund (a)	610,120	50,542,341
iShares Core MSCI EAFE ETF (a) (b)	17,301,112	911,249,569
iShares Core S&P 500 ETF (a) (b)	1,315,299	471,731,986
iShares Core U.S. Aggregate Bond ETF (a) (b)	5,894,330	567,859,752
iShares U.S. Real Estate ETF (b)	930,633	75,772,139
Materials Select Sector SPDR Fund (a)	237,206	16,132,380
Real Estate Select Sector SPDR Fund (a)	458,065	16,494,921
Technology Select Sector SPDR Fund (a)	1,408,492	167,300,680
Utilities Select Sector SPDR Fund (a)	294,230	19,275,007
Vanguard Total Bond Market ETF (a)	13,150,670	938,037,291

Total Mutual Funds (Cost $3,692,296,981)		3,598,693,732

Short-Term Investments—9.6%

Mutual Funds—6.6%
SSGA USD Liquidity Fund, D Shares, 2.995% (c)	275,219,817	275,219,817

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $125,445,706; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $127,942,919.	125,434,208	125,434,208

Total Short-Term Investments (Cost $400,654,025)		400,654,025

Securities Lending Reinvestments (d)—30.6%

Certificates of Deposit—7.7%
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (e)	15,000,000	15,000,000
Bank of Nova Scotia 3.210%, SOFR + 0.250%, 02/17/23 (e)	8,000,000	7,996,319
3.470%, SOFR + 0.510%, 03/15/23 (e)	10,000,000	10,000,000
Barclays Bank plc 3.430%, SOFR + 0.450%, 10/07/22 (e)	15,000,000	15,000,660
BNP Paribas S.A. 3.180%, SOFR + 0.220%, 11/17/22 (e)	15,000,000	14,998,200
Canadian Imperial Bank of Commerce (NY) 3.210%, SOFR + 0.250%, 02/03/23 (e)	8,000,000	7,999,266
3.460%, SOFR + 0.500%, 03/03/23 (e)	27,000,000	27,019,344
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (e)	8,000,000	7,998,816
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (e)	15,000,000	15,000,000
3.490%, SOFR + 0.530%, 02/01/23 (e)	10,000,000	10,008,200

Certificates of Deposit—(Continued)
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	10,000,000	10,001,580
Credit Industriel et Commercial (NY) 3.170%, SOFR + 0.210%, 11/08/22 (e)	3,000,000	2,999,967
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/03/22	7,388,185	7,365,873
Mizuho Bank, Ltd. 3.300%, SOFR + 0.320%, 10/26/22 (e)	20,000,000	20,000,000
MUFG Bank Ltd. (NY) 3.580%, SOFR + 0.600%, 01/25/23 (e)	9,000,000	9,008,640
Natixis S.A. 3.410%, SOFR + 0.450%, 06/21/23 (e)	11,000,000	10,999,424
Nordea Bank Abp (NY) 3.440%, SOFR + 0.460%, 02/13/23 (e)	17,000,000	17,011,339
Norinchukin Bank 3.270%, SOFR + 0.290%, 11/04/22 (e)	18,000,000	18,001,206
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (e)	25,000,000	25,002,975
Sumitomo Mitsui Trust Bank, Ltd. 3.280%, SOFR + 0.320%, 11/28/22 (e)	15,000,000	15,003,555
3.570%, SOFR + 0.590%, 02/01/23 (e)	10,000,000	10,012,980
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (e)	10,000,000	10,000,570
Toronto-Dominion Bank (The) 3.230%, SOFR + 0.250%, 02/09/23 (e)	10,000,000	9,999,362
3.340%, SOFR + 0.360%, 03/21/23 (e)	10,000,000	10,000,000
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (e)	10,000,000	10,004,600
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (e)	5,000,000	4,998,450

		321,431,326

Commercial Paper—1.1%
Australia & New Zealand Banking Group, Ltd. 3.380%, SOFR + 0.420%, 12/19/22 (e)	10,000,000	10,003,490
DNB Bank ASA 3.440%, SOFR + 0.480%, 06/02/23 (e)	10,000,000	10,004,030
Macquarie Bank Ltd. 3.560%, SOFR + 0.580%, 02/03/23 (e)	15,000,000	15,014,070
Old Line Funding LLC 3.240%, SOFR + 0.260%, 12/06/22 (e)	5,000,000	5,000,185
Thunder Bay Funding LLC 3.240%, SOFR + 0.260%, 12/06/22 (e)	5,000,000	5,000,185

		45,021,960

Master Demand Notes—0.1%
Natixis Financial Products LLC 3.300%, OBFR + 0.230%, 10/03/22 (e)	3,000,000	3,000,000

Repurchase Agreements—18.5%
Barclays Bank plc Repurchase Agreement dated 09/30/22 at 2.960%, due on 10/03/22 with a maturity value of $25,006,167; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/38 - 02/15/47, and an aggregate market value of $25,500,000.	25,000,000	25,000,000

BHFTI-51

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $62,957,124; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $64,199,949.	62,941,127	$62,941,127
CF Secured LLC Repurchase Agreement dated 09/30/22 at 2.960%, due on 10/03/22 with a maturity value of $150,037,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 6.250%, maturity dates ranging from 01/15/23 - 08/15/50, and an aggregate market value of $153,037,740.	150,000,000	150,000,000
Goldman Sachs & Co. Repurchase Agreement dated 09/30/22 at 2.980%, due on 10/03/22 with a maturity value of $163,807,894; collateralized by U.S. Treasury Obligation at 1.500%, maturing 01/31/27 , and an aggregate market value of $167,042,591.	163,767,225	163,767,225
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $7,327,068; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $7,471,773.	7,325,267	7,325,267
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $38,562,997; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $39,422,537.	38,553,133	38,553,133
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $50,029,847; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $51,127,538.	50,000,000	50,000,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $101,262,969; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $110,920,268.	101,200,000	101,200,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $44,410,989; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value of $45,299,210.	44,400,000	44,400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $35,222,142; collateralized by various Common Stock with an aggregate market value of $39,198,622.	35,200,000	35,200,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $23,605,900; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $24,088,048.	23,600,000	23,600,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $5,701,449; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $6,333,066.	5,700,000	5,700,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $24,306,217; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $26,998,860.	24,300,000	24,300,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $12,307,582; collateralized by various Common Stock with an aggregate market value of $13,683,149.	12,300,000	12,300,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $24,019,303; collateralized by various Common Stock with an aggregate market value of $26,421,236.	24,013,000	24,013,000

		768,299,752

Time Deposits—1.3%
Credit Industrial et Commercial 3.090%, 10/06/22	20,000,000	20,000,000
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (e)	25,000,000	25,000,000
3.140%, OBFR + 0.070%, 10/07/22 (e)	10,000,000	10,000,000

		55,000,000

Mutual Funds—1.9%
HSBC U.S. Government Money Market Fund, Class I 2.940% (c)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (c)	75,000,000	75,000,000

		77,000,000

Total Securities Lending Reinvestments (Cost $1,269,667,253)		1,269,753,038

Total Investments—126.6% (Cost $5,362,618,259)		5,269,100,795
Other assets and liabilities (net)—(26.6)%		(1,106,206,733)

Net Assets—100.0%		$4,162,894,062

BHFTI-52

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $1,232,352,693 and the collateral received consisted of cash in the amount of $1,269,666,386 and non-cash collateral with a value of $4,329,115. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
AUD	6,550,000	DBAG	12/21/22	USD	4,303,634	$108,279
EUR	1,106,875	DBAG	12/21/22	USD	1,126,903	35,484
GBP	4,314,000	DBAG	12/21/22	USD	5,049,048	226,591
JPY	1,141,377,801	JPMC	12/21/22	USD	8,075,195	118,859

Net Unrealized Appreciation						$489,213

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	12/16/22	915	USD	76,393,350	$(8,347,823)
TOPIX Index Futures	12/08/22	680	JPY	12,484,800,000	(3,382,446)

Futures Contracts—Short
MSCI EAFE Index Mini Futures	12/16/22	(1,390)	USD	(115,411,700)	(154,010)
S&P 500 Index E-Mini Futures	12/16/22	(1,387)	USD	(249,764,025)	6,242,056
U.S. Treasury Ultra Long Bond Futures	12/20/22	(319)	USD	(43,703,000)	3,567,692

Net Unrealized Depreciation					$(2,074,531)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	2.190%	Annually	03/24/32	USD	40,000,000	$(4,438,222)	$(23,162)	$(4,415,060)
Pay	12M SOFR	Annually	2.590%	Annually	08/05/32	USD	559,000,000	(45,242,676)	8,580	(45,251,256)
Pay	12M SOFR	Annually	2.700%	Annually	05/20/32	USD	210,000,000	(14,922,909)	391,147	(15,314,056)
Pay	12M SOFR	Annually	3.160%	Annually	06/17/32	USD	539,000,000	(18,346,169)	(345,554)	(18,000,615)

Totals								$(82,949,976)	$31,011	$(82,980,987)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M UST	Quarterly	05/31/23	JPMC	S&P GSCI Commodity Index	USD 180,950,876	$(13,181,716)	$—	$(13,181,716)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-53

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(DBAG)—	Deutsche Bank AG
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(AUD)—	Australian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(UST)—	U.S. Treasury Bill Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,598,693,732	$—	$—	$3,598,693,732
Short-Term Investments
Mutual Funds	275,219,817	—	—	275,219,817
Repurchase Agreement	—	125,434,208	—	125,434,208
Total Short-Term Investments	275,219,817	125,434,208	—	400,654,025
Securities Lending Reinvestments
Certificates of Deposit	—	321,431,326	—	321,431,326
Commercial Paper	—	45,021,960	—	45,021,960
Master Demand Notes	—	3,000,000	—	3,000,000
Repurchase Agreements	—	768,299,752	—	768,299,752
Time Deposits	—	55,000,000	—	55,000,000
Mutual Funds	77,000,000	—	—	77,000,000
Total Securities Lending Reinvestments	77,000,000	1,192,753,038	—	1,269,753,038
Total Investments	$3,950,913,549	$1,318,187,246	$—	$5,269,100,795

Collateral for Securities Loaned (Liability)	$—	$(1,269,666,386)	$—	$(1,269,666,386)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$489,213	$—	$489,213
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$9,809,748	$—	$—	$9,809,748
Futures Contracts (Unrealized Depreciation)	(11,884,279)	—	—	(11,884,279)
Total Futures Contracts	$(2,074,531)	$—	$—	$(2,074,531)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(82,980,987)	$—	$(82,980,987)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(13,181,716)	$—	$(13,181,716)

BHFTI-54

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—84.2% of Net Assets

Security Description	Principal Amount*	Value

Advertising—1.3%
Clear Channel International B.V. 6.625%, 08/01/25 (144A) (a)	809,000	$751,730
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27 (144A)	3,295,000	2,783,409
7.500%, 06/01/29 (144A)	3,215,000	2,330,875
7.750%, 04/15/28 (144A) (a)	2,235,000	1,687,425
CMG Media Corp. 8.875%, 12/15/27 (144A)	1,535,000	1,172,686
Lamar Media Corp.
3.750%, 02/15/28	107,000	93,466
4.000%, 02/15/30 (a)	132,000	110,600
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 01/15/29 (144A)	351,000	275,710
4.625%, 03/15/30 (144A)	41,000	31,945
5.000%, 08/15/27 (144A) (a)	723,000	631,577
Stagwell Global LLC 5.625%, 08/15/29 (144A) (a)	275,000	226,207
Summer BC Holdco A Sarl 9.250%, 10/31/27 (EUR)	90,105	70,249
Summer BC Holdco B Sarl 5.750%, 10/31/26 (EUR)	100,000	83,324

		10,249,203

Aerospace/Defense—3.0%
Bombardier, Inc.
6.000%, 02/15/28 (144A) (a)	1,515,000	1,267,562
7.125%, 06/15/26 (144A) (a)	1,681,000	1,541,763
7.450%, 05/01/34 (144A)	110,000	102,599
7.500%, 03/15/25 (144A)	60,000	58,343
7.875%, 04/15/27 (144A) (a)	1,417,000	1,303,640
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, 08/15/26 (144A) (a)	664,000	514,740
Howmet Aerospace, Inc. 5.125%, 10/01/24 (a)	31,000	30,296
Rolls-Royce plc 5.750%, 10/15/27 (144A) (a)	2,564,000	2,227,475
Spirit AeroSystems, Inc.
5.500%, 01/15/25 (144A)	379,000	358,155
7.500%, 04/15/25 (144A)	88,000	82,916
TransDigm, Inc.
4.625%, 01/15/29 (a)	1,579,000	1,271,142
4.875%, 05/01/29	775,000	626,436
6.250%, 03/15/26 (144A)	11,058,000	10,726,260
6.375%, 06/15/26	96,000	90,697
7.500%, 03/15/27	277,000	263,704
8.000%, 12/15/25 (144A) (a)	1,955,000	1,982,781
Triumph Group, Inc. 8.875%, 06/01/24 (144A)	2,103,000	2,077,533

		24,526,042

Agriculture—0.1%
Darling Ingredients, Inc. 6.000%, 06/15/30 (144A)	1,166,000	1,109,671

Airlines—1.9%
Air Canada 3.875%, 08/15/26 (144A)	968,000	831,270
Air France-KLM 3.875%, 07/01/26 (EUR)	100,000	79,599
Allegiant Travel Co. 7.250%, 08/15/27 (144A)	303,000	285,578
American Airlines, Inc. 11.750%, 07/15/25 (144A)	2,050,000	2,140,897
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.500%, 04/20/26 (144A) (a)	1,215,020	1,141,110
5.750%, 04/20/29 (144A) (a)	3,161,316	2,758,248
Delta Air Lines, Inc. 7.000%, 05/01/25 (144A)	248,000	249,600
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.750%, 10/20/28 (144A)	298,958	278,436
Deutsche Lufthansa AG
2.000%, 07/14/24 (EUR)	100,000	91,758
3.500%, 07/14/29 (EUR)	100,000	71,772
3.750%, 02/11/28 (EUR)	100,000	77,101
Finnair Oyj 4.250%, 05/19/25 (EUR)	100,000	76,444
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty, Ltd. 5.750%, 01/20/26 (144A) (a)	939,000	828,189
International Consolidated Airlines Group S.A. 3.750%, 03/25/29 (EUR)	100,000	65,663
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A)	1,879,575	1,839,691
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 8.000%, 09/20/25 (144A) (a)	89,401	89,922
United Airlines Pass-Through Trust
4.875%, 01/15/26	99,500	92,930
5.875%, 10/15/27	1,588,927	1,532,570
United Airlines, Inc.
4.375%, 04/15/26 (144A) (a)	1,392,000	1,242,360
4.625%, 04/15/29 (144A)	1,778,000	1,471,188

		15,244,326

Apparel—0.2%
Crocs, Inc.
4.125%, 08/15/31 (144A)	898,000	683,540
4.250%, 03/15/29 (144A)	45,000	35,775
Kontoor Brands, Inc. 4.125%, 11/15/29 (144A)	269,000	214,320
Levi Strauss & Co. 3.500%, 03/01/31 (144A)	709,000	553,020

		1,486,655

Auto Manufacturers—1.3%
Allison Transmission, Inc. 5.875%, 06/01/29 (144A)	353,000	319,465
Ford Motor Co.
3.250%, 02/12/32 (a)	1,094,000	788,041
4.346%, 12/08/26 (a)	128,000	117,464

BHFTI-55

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Ford Motor Co.
4.750%, 01/15/43	227,000	$150,408
5.291%, 12/08/46	293,000	206,565
6.100%, 08/19/32 (a)	481,000	424,050
Ford Motor Credit Co. LLC
2.700%, 08/10/26 (a)	800,000	663,512
2.900%, 02/16/28	733,000	576,116
3.375%, 11/13/25	206,000	182,002
3.625%, 06/17/31	1,063,000	789,756
3.810%, 01/09/24	987,000	954,922
3.815%, 11/02/27	200,000	168,000
4.000%, 11/13/30 (a)	620,000	483,600
4.125%, 08/17/27	400,000	344,200
4.134%, 08/04/25	916,000	831,316
4.271%, 01/09/27	210,000	183,750
4.389%, 01/08/26	200,000	181,021
4.687%, 06/09/25	200,000	185,599
4.950%, 05/28/27	692,000	617,804
5.113%, 05/03/29 (a)	443,000	384,391
5.125%, 06/16/25	928,000	875,670
General Motors Financial Co., Inc. 5.700%, 5Y H15 + 4.997%, 09/30/30 (b)	270,000	231,422
Jaguar Land Rover Automotive plc 4.500%, 07/15/28 (EUR)	100,000	63,463
RCI Banque S.A. 2.625%, 5Y EUR Swap + 2.850%, 02/18/30 (EUR) (b)	200,000	166,093
Renault S.A. 2.375%, 05/25/26 (EUR)	100,000	81,700
Volkswagen International Finance NV 4.375%, 9Y EUR Swap + 3.360%, 03/28/31 (EUR) (b)	100,000	76,442
Wabash National Corp. 4.500%, 10/15/28 (144A)	546,000	423,262

		10,470,034

Auto Parts & Equipment—1.5%
Adient Global Holdings, Ltd. 3.500%, 08/15/24 (EUR)	100,000	90,312
Clarios Global L.P. 6.750%, 05/15/25 (144A)	1,142,000	1,118,281
Clarios Global L.P. / Clarios U.S. Finance Co.
6.250%, 05/15/26 (144A) (a)	2,439,000	2,329,245
8.500%, 05/15/27 (144A) (a)	6,919,000	6,604,116
Dealer Tire LLC / DT Issuer LLC 8.000%, 02/01/28 (144A)	747,000	657,376
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/29 (144A)	306,000	220,642
Faurecia SE
2.750%, 02/15/27 (EUR)	100,000	75,219
3.750%, 06/15/28 (EUR)	100,000	74,116
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29	344,000	280,824
5.625%, 04/30/33	12,000	9,615
9.500%, 05/31/25	444,000	460,650
Grupo Antolin-Irausa S.A. 3.375%, 04/30/26 (EUR)	122,000	89,674

Auto Parts & Equipment—(Continued)
IHO Verwaltungs GmbH 3.875%, 4.625% PIK, 05/15/27 (EUR) (c)	101,000	75,803
Titan International, Inc. 7.000%, 04/30/28	150,000	136,096
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	100,000	75,701
3.000%, 09/21/25 (EUR)	100,000	86,737
3.750%, 09/21/28 (EUR)	100,000	76,224

		12,460,631

Banks—1.1%
Banca Monte dei Paschi di Siena S.p.A. 2.625%, 04/28/25 (EUR)	175,000	146,580
Banco BPM S.p.A.
2.875%, 5Y EUR Swap + 3.170%, 06/29/31 (EUR) (b)	200,000	157,592
5.000%, 5Y EUR Swap + 5.419%, 09/14/30 (EUR) (b)	100,000	91,275
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (d)	400,000	47,042
4.750%, 01/15/18 (EUR) (d)	1,000,000	117,606
Bank of Cyprus Pcl 2.500%, 1Y EUR Swap + 2.785%, 06/24/27 (EUR) (b)	100,000	77,865
Barclays plc 8.000%, 5Y H15 + 5.431%, 03/15/29 (b)	495,000	433,224
BNP Paribas S.A. 6.875%, 5Y EUR Swap + 4.645%, 12/06/29 (EUR) (b)	200,000	181,748
Citigroup, Inc.
4.000%, 5Y H15 + 3.597%, 12/10/25 (b)	370,000	311,725
4.150%, 5Y H15 + 3.000%, 11/15/26 (b)	10,000	7,950
Credit Suisse Group AG 6.250%, 5Y USD Swap + 3.455%, 12/18/24 (144A) (b)	231,000	197,889
Deutsche Bank AG 4.000%, 5Y EURIBOR ICE Swap + 3.300%, 06/24/32 (EUR) (b)	100,000	83,093
First-Citizens Bank & Trust Co. 6.000%, 04/01/36	1,604,000	1,530,124
Goldman Sachs Group, Inc. (The) 4.950%, 5Y H15 + 3.224%, 02/10/25 (b)	1,490,000	1,348,450
Intesa Sanpaolo S.p.A.
4.198%, 1Y H15 + 2.600%, 06/01/32 (144A) (b)	415,000	279,793
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (b)	305,000	181,114
5.148%, 06/10/30 (GBP)	100,000	83,034
5.710%, 01/15/26 (144A)	300,000	272,855
JPMorgan Chase & Co.
4.600%, SOFR + 3.125%, 02/01/25 (b)	539,000	469,523
5.000%, SOFR + 3.380%, 08/01/24 (b)	1,401,000	1,263,352
5.717%, SOFR + 2.580%, 09/14/33 (b)	516,000	487,953
PNC Financial Services Group, Inc. (The) 6.200%, 5Y H15 + 3.238%, 09/15/27 (b)	780,000	737,100
Wells Fargo & Co. 3.900%, 5Y H15 + 3.453%, 03/15/26 (b)	890,000	752,606

		9,259,493

BHFTI-56

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.0%
Cidron Aida Finco S.a.r.l
5.000%, 04/01/28 (EUR)	100,000	$80,247
6.250%, 04/01/28 (GBP)	100,000	87,928

		168,175

Building Materials—0.7%
Camelot Return Merger Sub, Inc. 8.750%, 08/01/28 (144A)	555,000	457,432
HT Troplast GmbH 9.250%, 07/15/25 (EUR)	100,000	86,489
JELD-WEN, Inc. 6.250%, 05/15/25 (144A)	326,000	306,440
Masonite International Corp.
3.500%, 02/15/30 (144A)	574,000	438,827
5.375%, 02/01/28 (144A)	180,000	159,215
New Enterprise Stone & Lime Co., Inc.
5.250%, 07/15/28 (144A)	222,000	183,488
9.750%, 07/15/28 (144A)	284,000	239,558
PCF GmbH 4.750%, 04/15/26 (EUR)	100,000	78,963
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/28 (144A)	2,052,000	1,667,742
Standard Industries, Inc.
2.250%, 11/21/26 (EUR)	100,000	76,448
3.375%, 01/15/31 (144A)	633,000	445,189
4.375%, 07/15/30 (144A)	1,394,000	1,066,410
4.750%, 01/15/28 (144A)	77,000	65,056
Summit Materials LLC / Summit Materials Finance Corp. 5.250%, 01/15/29 (144A)	382,000	336,160

		5,607,417

Chemicals—2.2%
Ashland LLC 3.375%, 09/01/31 (144A)	788,000	609,057
Avient Corp. 7.125%, 08/01/30 (144A)	438,000	404,243
Axalta Coating Systems Dutch Holding B.V. 3.750%, 01/15/25 (EUR)	200,000	179,349
Axalta Coating Systems LLC 3.375%, 02/15/29 (144A)	1,404,000	1,100,666
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV 4.750%, 06/15/27 (144A) (a)	631,000	562,118
Celanese U.S. Holdings LLC 6.165%, 07/15/27	570,000	539,451
Chemours Co. (The) 5.750%, 11/15/28 (144A) (a)	257,000	210,205
Diamond BC B.V. 4.625%, 10/01/29 (144A)	1,529,000	1,063,909
Element Solutions, Inc. 3.875%, 09/01/28 (144A)	4,645,000	3,740,154
EverArc Escrow Sarl 5.000%, 10/30/29 (144A)	1,524,000	1,230,241
FIS - Fabbrica Italiana Sintetici S.p.A. 5.625%, 08/01/27 (EUR)	167,000	135,845

Chemicals—(Continued)
GCP Applied Technologies, Inc. 5.500%, 04/15/26 (144A)	458,000	464,297
HB Fuller Co. 4.250%, 10/15/28	257,000	216,240
Herens Holdco Sarl 4.750%, 05/15/28 (144A)	1,553,000	1,242,400
Herens Midco Sarl 5.250%, 05/15/29 (EUR)	100,000	61,344
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 07/01/28 (144A)	973,000	807,590
Ingevity Corp. 3.875%, 11/01/28 (144A)	191,000	157,916
Kobe U.S. Midco 2, Inc. 9.250%, 10.000% PIK, 11/01/26 (144A) (c)	720,000	568,800
LSF11 A5 HoldCo LLC 6.625%, 10/15/29 (144A) (a)	312,000	234,000
Lune Holdings Sarl
5.625%, 11/15/28 (EUR)	100,000	73,533
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	365,000	317,670
Monitchem HoldCo 3 S.A. 5.250%, 03/15/25 (EUR)	100,000	88,695
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	161,000	151,279
SCIL IV LLC / SCIL USA Holdings LLC 5.375%, 11/01/26 (144A)	662,000	511,395
WR Grace Holdings LLC 5.625%, 08/15/29 (144A)	3,647,000	2,735,250

		17,405,647

Commercial Services—4.6%
ADT Security Corp. (The)
4.125%, 08/01/29 (144A)	75,000	62,250
4.875%, 07/15/32 (144A)	121,000	97,582
Albion Financing 1 Sarl / Aggreko Holdings, Inc. 6.125%, 10/15/26 (144A)	481,000	406,652
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, 06/01/29 (144A) (a)	2,918,000	1,883,201
6.625%, 07/15/26 (144A)	2,302,000	2,051,658
9.750%, 07/15/27 (144A)	1,624,000	1,334,897
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.625%, 06/01/28 (144A) (a)	4,028,000	3,077,632
AMN Healthcare, Inc. 4.000%, 04/15/29 (144A)	212,000	178,633
APi Group DE, Inc.
4.125%, 07/15/29 (144A)	352,000	278,960
4.750%, 10/15/29 (144A)	276,000	228,708
APX Group, Inc.
5.750%, 07/15/29 (144A)	718,000	567,633
6.750%, 02/15/27 (144A)	590,000	551,160
Autostrade per l’Italia S.p.A.
1.625%, 01/25/28 (EUR)	100,000	77,047
2.000%, 12/04/28 (EUR)	131,000	98,829
2.000%, 01/15/30 (EUR)	100,000	73,146

BHFTI-57

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.375%, 03/01/29 (144A) (a)	90,000	$73,903
BCP V Modular Services Finance II plc
4.750%, 11/30/28 (EUR)	200,000	156,808
6.125%, 11/30/28 (GBP)	100,000	86,545
Block, Inc. 3.500%, 06/01/31 (a)	3,617,000	2,804,314
Brink’s Co. (The) 5.500%, 07/15/25 (144A)	100,000	94,650
CoreLogic, Inc. 4.500%, 05/01/28 (144A)	1,030,000	700,400
Garda World Security Corp. 4.625%, 02/15/27 (144A)	296,000	253,819
Gartner, Inc.
3.625%, 06/15/29 (144A)	266,000	221,445
3.750%, 10/01/30 (144A) (a)	364,000	297,987
4.500%, 07/01/28 (144A) (a)	186,000	166,321
Global Payments, Inc.
4.950%, 08/15/27	195,000	185,784
5.400%, 08/15/32	779,000	722,889
5.950%, 08/15/52	986,000	868,703
Graham Holdings Co.
5.750%, 06/01/26 (144A)	80,000	77,575
HealthEquity, Inc. 4.500%, 10/01/29 (144A)	1,735,000	1,465,624
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	672,000	604,800
Hertz Corp. (The)
4.625%, 12/01/26 (144A)	346,000	281,077
5.000%, 12/01/29 (144A)	271,000	201,556
La Financiere Atalian SASU 5.125%, 05/15/25 (EUR)	200,000	185,965
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc. 5.000%, 02/01/26 (144A)	561,000	480,401
Loxam SAS
3.750%, 07/15/26 (EUR)	100,000	82,707
4.500%, 02/15/27 (EUR)	101,000	83,641
Metis Merger Sub LLC 6.500%, 05/15/29 (144A)	560,000	436,800
MPH Acquisition Holdings LLC 5.500%, 09/01/28 (144A) (a)	590,000	487,007
Nesco Holdings II, Inc. 5.500%, 04/15/29 (144A)	593,000	494,260
Nielsen Finance LLC / Nielsen Finance Co.
5.625%, 10/01/28 (144A)	1,147,000	1,138,429
5.875%, 10/01/30 (144A)	449,000	447,143
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/26 (144A)	348,000	327,447
6.250%, 01/15/28 (144A) (a)	652,000	556,398
Rekeep S.p.A. 7.250%, 02/01/26 (EUR)	100,000	85,754
Sabre GLBL, Inc.
7.375%, 09/01/25 (144A)	535,000	479,163
9.250%, 04/15/25 (144A)	650,000	622,317

Commercial Services—(Continued)
Service Corp. International
4.000%, 05/15/31	1,622,000	1,304,396
5.125%, 06/01/29	52,000	47,257
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625%, 11/01/26 (144A) (a)	1,272,000	1,159,905
Sotheby’s 7.375%, 10/15/27 (144A) (a)	2,221,000	2,039,966
Sotheby’s/Bidfair Holdings, Inc. 5.875%, 06/01/29 (144A)	1,022,000	844,295
Techem Verwaltungsgesellschaft 674 mbH 6.000%, 07/30/26 (EUR)	87,920	77,226
Techem Verwaltungsgesellschaft 675 mbH 2.000%, 07/15/25 (EUR)	100,000	85,636
United Rentals North America, Inc. 4.875%, 01/15/28	23,000	21,087
Verisure Holding AB
3.250%, 02/15/27 (EUR)	148,000	117,609
3.500%, 05/15/23 (EUR)	119,000	116,334
3.875%, 07/15/26 (EUR)	100,000	84,118
Verscend Escrow Corp. 9.750%, 08/15/26 (144A)	3,813,000	3,679,545
Williams Scotsman International, Inc. 4.625%, 08/15/28 (144A)	505,000	441,847
6.125%, 06/15/25 (144A)	645,000	632,177

		36,791,018

Computers—0.9%
Ahead DB Holdings LLC 6.625%, 05/01/28 (144A)	382,000	325,611
Booz Allen Hamilton, Inc.
3.875%, 09/01/28 (144A)	519,000	446,477
4.000%, 07/01/29 (144A)	1,023,000	875,239
CA Magnum Holdings 5.375%, 10/31/26 (144A)	1,661,000	1,395,384
Centurion Bidco S.p.A. 5.875%, 09/30/26 (EUR)	100,000	85,774
Condor Merger Sub, Inc. 7.375%, 02/15/30 (144A)	2,225,000	1,819,082
KBR, Inc. 4.750%, 09/30/28 (144A)	437,000	375,416
NCR Corp.
5.000%, 10/01/28 (144A)	569,000	447,677
5.125%, 04/15/29 (144A)	359,000	269,257
6.125%, 09/01/29 (144A) (a)	318,000	273,803
Science Applications International Corp. 4.875%, 04/01/28 (144A) (a)	344,000	306,041
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 5.750%, 06/01/25 (144A)	322,000	313,770

		6,933,531

Cosmetics/Personal Care—0.0%
Coty, Inc.
3.875%, 04/15/26 (EUR)	137,000	120,840
4.750%, 01/15/29 (144A)	45,000	38,070

		158,910

BHFTI-58

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Distribution/Wholesale—0.1%
American Builders & Contractors Supply Co., Inc.
3.875%, 11/15/29 (144A) (a)	166,000	$130,030
4.000%, 01/15/28 (144A)	100,000	87,478
BCPE Empire Holdings, Inc. 7.625%, 05/01/27 (144A)	283,000	245,393
H&E Equipment Services, Inc. 3.875%, 12/15/28 (144A)	98,000	76,930
IAA, Inc. 5.500%, 06/15/27 (144A)	104,000	94,900
Resideo Funding, Inc. 4.000%, 09/01/29 (144A)	159,000	128,151

		762,882

Diversified Financial Services—2.1%
AG TTMT Escrow Issuer LLC 8.625%, 09/30/27 (144A)	390,000	366,600
American Express Co. 3.550%, 5Y H15 + 2.854%, 09/15/26 (b)	1,985,000	1,529,793
Aretec Escrow Issuer, Inc. 7.500%, 04/01/29 (144A) (a)	285,000	238,523
Charles Schwab Corp. (The) 4.000%, 10Y H15 + 3.079%, 12/01/30 (b)	2,010,000	1,476,512
doValue S.p.A.
3.375%, 07/31/26 (EUR)	100,000	79,771
5.000%, 08/04/25 (EUR)	100,000	89,613
Enact Holdings, Inc. 6.500%, 08/15/25 (144A)	989,000	945,177
Encore Capital Group, Inc. 4.875%, 10/15/25 (EUR)	100,000	91,146
Garfunkelux Holdco 3 S.A.
7.750%, 11/01/25 (GBP)	200,000	174,182
Global Aircraft Leasing Co., Ltd. 6.500%, 7.250% PIK, 09/15/24 (144A) (c)	762,226	573,575
Home Point Capital, Inc. 5.000%, 02/01/26 (144A)	469,000	293,711
Intrum AB 3.500%, 07/15/26 (EUR)	101,000	78,802
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.000%, 08/15/28 (144A)	880,000	649,000
Jerrold Finco plc 5.250%, 01/15/27 (GBP)	100,000	83,350
Kane Bidco, Ltd. 6.500%, 02/15/27 (GBP)	100,000	95,778
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	24,256
4.750%, 01/16/14 (EUR) (d)	2,140,000	11,535
5.375%, 10/17/12 (EUR) (d)	350,000	1,887
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30 (144A)	208,000	150,842
5.750%, 11/15/31 (144A)	272,000	199,478
6.000%, 01/15/27 (144A)	594,000	507,127
Navient Corp.
5.500%, 03/15/29 (a)	757,000	575,432
5.875%, 10/25/24	149,000	141,187
7.250%, 09/25/23	131,000	130,492

Diversified Financial Services—(Continued)
NFP Corp.
4.875%, 08/15/28 (144A)	1,488,000	1,269,733
6.875%, 08/15/28 (144A)	4,611,000	3,596,580
7.500%, 10/01/30 (144A)	283,000	268,539
OneMain Finance Corp.
3.500%, 01/15/27	306,000	238,366
4.000%, 09/15/30 (a)	303,000	212,618
5.375%, 11/15/29	140,000	108,500
6.625%, 01/15/28	474,000	406,692
6.875%, 03/15/25	185,000	173,872
7.125%, 03/15/26	547,000	493,067
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 2.875%, 10/15/26 (144A) (a)	1,196,000	980,720
SLM Corp. 3.125%, 11/02/26	481,000	398,157
VistaJet Malta Finance plc / XO Management Holding, Inc. 6.375%, 02/01/30 (144A) (a)	457,000	373,597

		17,028,210

Electric—1.3%
Calpine Corp.
4.625%, 02/01/29 (144A)	54,000	44,002
5.000%, 02/01/31 (144A)	52,000	41,317
5.125%, 03/15/28 (144A) (a)	1,323,000	1,136,280
5.250%, 06/01/26 (144A)	27,000	25,452
Clearway Energy Operating LLC
3.750%, 01/15/32 (144A)	1,221,000	946,556
4.750%, 03/15/28 (144A) (a)	541,000	481,707
Edison International
5.000%, 5Y H15 + 3.901%, 12/15/26 (a) (b)	480,000	379,200
5.375%, 5Y H15 + 4.698%, 03/15/26 (a) (b)	1,100,000	904,750
Electricite de France S.A.
2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	149,203
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	142,348
FirstEnergy Corp.
2.250%, 09/01/30	51,000	39,236
2.650%, 03/01/30	208,000	167,960
3.400%, 03/01/50	2,654,000	1,738,370
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	403,000	314,776
5.450%, 07/15/44 (144A)	1,075,000	972,178
Naturgy Finance B.V. 2.374%, 5Y EUR Swap + 2.437%, 11/23/26 (EUR) (b)	100,000	74,974
NextEra Energy Operating Partners L.P. 4.250%, 09/15/24 (144A)	12,000	11,460
NRG Energy, Inc.
3.625%, 02/15/31 (144A)	815,000	635,700
3.875%, 02/15/32 (144A) (a)	387,000	301,877
5.250%, 06/15/29 (144A)	96,000	84,000
5.750%, 01/15/28	168,000	155,044
Pattern Energy Operations L.P. / Pattern Energy Operations, Inc. 4.500%, 08/15/28 (144A)	528,000	457,750
Vistra Corp. 7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (b)	657,000	573,568

BHFTI-59

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Vistra Operations Co. LLC
4.375%, 05/01/29 (144A)	362,000	$301,086
5.000%, 07/31/27 (144A)	47,000	42,453
5.500%, 09/01/26 (144A)	47,000	43,592

		10,164,839

Electrical Components & Equipment—0.3%
Energizer Holdings, Inc.
4.375%, 03/31/29 (144A) (a)	40,000	29,671
4.750%, 06/15/28 (144A)	139,000	110,128
6.500%, 12/31/27 (144A) (a)	326,000	289,387
WESCO Distribution, Inc.
7.125%, 06/15/25 (144A)	400,000	400,220
7.250%, 06/15/28 (144A) (a)	1,417,000	1,387,883

		2,217,289

Electronics—0.8%
Coherent Corp. 5.000%, 12/15/29 (144A) (a)	2,269,000	1,876,917
Imola Merger Corp. 4.750%, 05/15/29 (144A)	1,250,000	1,054,562
Sensata Technologies B.V.
4.000%, 04/15/29 (144A) (a)	680,000	562,693
5.625%, 11/01/24 (144A)	161,000	160,095
5.875%, 09/01/30 (144A) (a)	639,000	597,887
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A) (a)	1,198,000	943,671
4.375%, 02/15/30 (144A) (a)	1,629,000	1,361,046

		6,556,871

Energy-Alternate Sources—0.0%
TerraForm Power Operating LLC 4.750%, 01/15/30 (144A)	195,000	165,512

Engineering & Construction—0.2%
Abertis Infraestructuras Finance B.V. 3.248%, 5Y EUR Swap + 3.694%, 11/24/25 (EUR) (b)	100,000	79,236
Arcosa, Inc. 4.375%, 04/15/29 (144A)	953,000	810,050
Dycom Industries, Inc. 4.500%, 04/15/29 (144A) (a)	261,000	219,938
Heathrow Finance plc 4.125%, 09/01/29 (GBP) (e)	100,000	78,823
MasTec, Inc. 4.500%, 08/15/28 (144A)	377,000	329,067

		1,517,114

Entertainment—3.7%
AMC Entertainment Holdings, Inc. 7.500%, 02/15/29 (144A)	170,000	131,325
Boyne USA, Inc. 4.750%, 05/15/29 (144A)	908,000	760,663

Entertainment—(Continued)
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (a)	2,638,000	2,015,650
6.250%, 07/01/25 (144A)	2,967,000	2,859,446
8.125%, 07/01/27 (144A) (a)	1,910,000	1,824,212
Caesars Resort Collection LLC / CRC Finco, Inc. 5.750%, 07/01/25 (144A) (a)	691,000	666,746
CCM Merger, Inc. 6.375%, 05/01/26 (144A)	400,000	365,020
CDI Escrow Issuer, Inc. 5.750%, 04/01/30 (144A)	2,935,000	2,563,179
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp.
5.500%, 05/01/25 (144A) (a)	1,257,000	1,209,146
6.500%, 10/01/28	122,000	112,850
Churchill Downs, Inc.
4.750%, 01/15/28 (144A)	632,000	546,728
5.500%, 04/01/27 (144A)	384,000	355,331
Cirsa Finance International Sarl
4.500%, 03/15/27 (EUR)	100,000	77,914
6.250%, 12/20/23 (EUR)	84,917	80,934
CPUK Finance, Ltd. 4.875%, 08/28/25 (GBP)	100,000	101,383
Gamma Bidco S.p.A. 6.250%, 07/15/25 (EUR)	100,000	89,620
Lions Gate Capital Holdings LLC 5.500%, 04/15/29 (144A) (a)	2,139,000	1,593,555
Live Nation Entertainment, Inc.
3.750%, 01/15/28 (144A)	429,000	363,577
4.750%, 10/15/27 (144A)	464,000	402,838
4.875%, 11/01/24 (144A)	76,000	73,519
6.500%, 05/15/27 (144A)	3,285,000	3,160,991
Merlin Entertainments, Ltd. 5.750%, 06/15/26 (144A)	600,000	558,507
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 4.875%, 05/01/29 (144A)	599,000	493,441
Motion Bondco DAC 6.625%, 11/15/27 (144A)	297,000	251,336
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance, Inc. 8.500%, 11/15/27 (144A)	605,000	651,131
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.625%, 09/01/29 (144A) (a)	307,000	212,518
5.875%, 09/01/31 (144A)	315,000	212,625
Raptor Acquisition Corp / Raptor Co-Issuer LLC
4.875%, 11/01/26 (144A)	471,000	405,072
Scientific Games International, Inc.
7.000%, 05/15/28 (144A) (a)	296,000	279,084
7.250%, 11/15/29 (144A)	290,000	269,906
8.625%, 07/01/25 (144A)	435,000	445,349
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	692,000	691,709
Vail Resorts, Inc. 6.250%, 05/15/25 (144A)	333,000	328,478
Warnermedia Holdings, Inc.
5.141%, 03/15/52 (144A)	3,483,000	2,531,509
5.391%, 03/15/62 (144A) (a)	1,823,000	1,321,513

BHFTI-60

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
WMG Acquisition Corp.
2.250%, 08/15/31 (EUR)	100,000	$69,829
3.875%, 07/15/30 (144A)	260,000	213,009
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A)	1,692,000	1,367,474
7.750%, 04/15/25 (144A)	452,000	441,519

		30,098,636

Environmental Control—0.8%
Clean Harbors, Inc. 5.125%, 07/15/29 (144A)	402,000	370,113
Covanta Holding Corp.
4.875%, 12/01/29 (144A) (a)	308,000	248,944
5.000%, 09/01/30	387,000	303,311
GFL Environmental, Inc.
3.500%, 09/01/28 (144A)	76,000	64,092
3.750%, 08/01/25 (144A)	156,000	142,740
4.000%, 08/01/28 (144A) (a)	1,378,000	1,148,535
4.250%, 06/01/25 (144A) (a)	233,000	218,512
4.375%, 08/15/29 (144A)	526,000	438,568
4.750%, 06/15/29 (144A)	1,247,000	1,050,598
5.125%, 12/15/26 (144A) (a)	347,000	323,142
Madison IAQ LLC 5.875%, 06/30/29 (144A) (a)	798,000	555,855
Stericycle, Inc. 3.875%, 01/15/29 (144A)	344,000	284,875
Tervita Corp. 11.000%, 12/01/25 (144A)	167,000	179,943
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	1,392,000	1,222,914

		6,552,142

Food—2.2%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
3.250%, 03/15/26 (144A)	769,000	675,441
4.625%, 01/15/27 (144A)	855,000	764,217
4.875%, 02/15/30 (144A)	482,000	407,777
5.875%, 02/15/28 (144A)	568,000	523,980
Bellis Acquisition Co. plc 3.250%, 02/16/26 (GBP)	100,000	84,022
Casino Guichard Perrachon S.A. 3.992%, 5Y EURIBOR ICE Swap + 3.819%, 01/31/24 (EUR) (b)	100,000	32,175
Chobani LLC / Chobani Finance Corp., Inc.
4.625%, 11/15/28 (144A)	1,963,000	1,669,610
7.500%, 04/15/25 (144A) (a)	2,261,000	2,068,408
Darling Global Finance B.V.
3.625%, 05/15/26 (EUR)	100,000	92,125
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.750%, 12/01/31 (144A)	815,000	652,440
Kraft Heinz Foods Co.
4.875%, 10/01/49 (a)	1,174,000	967,593
5.500%, 06/01/50 (a)	2,532,000	2,277,734
6.500%, 02/09/40	365,000	366,784

Food—(Continued)
Lamb Weston Holdings, Inc.
4.125%, 01/31/30 (144A)	797,000	674,453
4.375%, 01/31/32 (144A)	1,011,000	835,339
4.875%, 05/15/28 (144A)	333,000	302,074
Ocado Group plc 3.875%, 10/08/26 (GBP)	100,000	81,443
Performance Food Group, Inc.
4.250%, 08/01/29 (144A) (a)	1,307,000	1,088,208
5.500%, 10/15/27 (144A)	111,000	100,880
Picard Groupe SAS 3.875%, 07/01/26 (EUR)	100,000	81,834
Pilgrim’s Pride Corp. 3.500%, 03/01/32 (144A)	479,000	361,104
Post Holdings, Inc.
4.500%, 09/15/31 (144A)	118,000	94,990
4.625%, 04/15/30 (144A)	428,000	351,495
5.500%, 12/15/29 (144A)	585,000	505,734
5.750%, 03/01/27 (144A)	2,000	1,908
Premier Foods Finance plc 3.500%, 10/15/26 (GBP)	100,000	88,766
Simmons Foods, Inc. 4.625%, 03/01/29 (144A)	1,139,000	931,132
U.S. Foods, Inc.
4.625%, 06/01/30 (144A)	108,000	89,371
4.750%, 02/15/29 (144A)	1,051,000	899,656
6.250%, 04/15/25 (144A)	309,000	303,531
United Natural Foods, Inc. 6.750%, 10/15/28 (144A)	113,000	103,350

		17,477,574

Food Service—0.3%
Aramark International Finance Sarl 3.125%, 04/01/25 (EUR)	100,000	89,870
Aramark Services, Inc.
5.000%, 04/01/25 (144A)	404,000	385,843
5.000%, 02/01/28 (144A)	1,155,000	1,028,770
6.375%, 05/01/25 (144A)	782,000	766,360

		2,270,843

Healthcare-Products—0.9%
Avantor Funding, Inc.
3.875%, 07/15/28 (EUR)	100,000	84,302
3.875%, 11/01/29 (144A) (a)	785,000	637,577
4.625%, 07/15/28 (144A) (a)	2,604,000	2,317,417
Garden Spinco Corp. 8.625%, 07/20/30 (144A)	536,000	553,758
Hologic, Inc. 3.250%, 02/15/29 (144A) (a)	107,000	87,503
Medline Borrower L.P.
3.875%, 04/01/29 (144A)	1,398,000	1,120,763
5.250%, 10/01/29 (144A) (a)	2,844,000	2,147,220
Teleflex, Inc.
4.250%, 06/01/28 (144A)	341,000	296,592
4.625%, 11/15/27	58,000	52,253

		7,297,385

BHFTI-61

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—3.6%
Acadia Healthcare Co., Inc.
5.000%, 04/15/29 (144A)	115,000	$101,845
5.500%, 07/01/28 (144A)	246,000	224,484
AHP Health Partners, Inc. 5.750%, 07/15/29 (144A)	863,000	668,825
Cano Health LLC 6.250%, 10/01/28 (144A)	343,000	324,001
Catalent Pharma Solutions, Inc.
3.125%, 02/15/29 (144A) (a)	705,000	543,731
3.500%, 04/01/30 (144A)	1,012,000	796,161
5.000%, 07/15/27 (144A)	82,000	73,142
Centene Corp.
2.450%, 07/15/28	1,547,000	1,259,598
2.500%, 03/01/31	4,696,000	3,539,759
2.625%, 08/01/31 (a)	1,846,000	1,391,281
3.000%, 10/15/30	1,348,000	1,067,535
4.625%, 12/15/29 (a)	792,000	711,691
Charles River Laboratories International, Inc.
3.750%, 03/15/29 (144A)	88,000	73,199
4.000%, 03/15/31 (144A) (a)	639,000	515,305
4.250%, 05/01/28 (144A) (a)	88,000	76,637
CHS/Community Health Systems, Inc.
5.250%, 05/15/30 (144A)	296,000	206,090
5.625%, 03/15/27 (144A)	778,000	598,827
6.000%, 01/15/29 (144A) (a)	1,110,000	815,835
8.000%, 03/15/26 (144A)	154,000	133,331
Encompass Health Corp.
4.500%, 02/01/28	54,000	46,251
4.625%, 04/01/31	504,000	398,290
4.750%, 02/01/30	1,500,000	1,234,014
HCA, Inc. 4.625%, 03/15/52 (144A) (a)	810,000	608,393
IQVIA, Inc.
1.750%, 03/15/26 (EUR)	240,000	203,647
5.000%, 10/15/26 (144A)	299,000	284,904
Korian S.A. 4.125%, 03/15/24 (GBP)	100,000	83,748
Legacy LifePoint Health LLC
4.375%, 02/15/27 (144A) (a)	161,000	133,039
6.750%, 04/15/25 (144A)	412,000	389,841
LifePoint Health, Inc. 5.375%, 01/15/29 (144A)	664,000	462,945
ModivCare, Inc. 5.875%, 11/15/25 (144A) (a)	145,000	133,823
Molina Healthcare, Inc.
3.875%, 11/15/30 (144A)	588,000	493,491
3.875%, 05/15/32 (144A)	660,000	540,624
4.375%, 06/15/28 (144A) (a)	403,000	363,707
Prime Healthcare Services, Inc. 7.250%, 11/01/25 (144A)	1,241,000	1,107,655
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc. 9.750%, 12/01/26 (144A)	198,000	177,170
Surgery Center Holdings, Inc.
6.750%, 07/01/25 (144A) (a)	1,440,000	1,330,776
10.000%, 04/15/27 (144A) (a)	807,000	784,799

Healthcare-Services—(Continued)
Syneos Health, Inc. 3.625%, 01/15/29 (144A) (a)	2,679,000	2,133,234
Tenet Healthcare Corp.
4.250%, 06/01/29 (144A)	116,000	96,077
4.625%, 09/01/24 (144A)	336,000	325,194
4.625%, 06/15/28 (144A)	152,000	132,843
4.875%, 01/01/26 (144A)	1,391,000	1,292,615
5.125%, 11/01/27 (144A)	1,375,000	1,233,770
6.125%, 10/01/28 (144A) (a)	746,000	653,562
6.125%, 06/15/30 (144A) (a)	963,000	882,108
6.250%, 02/01/27 (144A)	492,000	459,110

		29,106,907

Home Builders—0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	270,000	196,034
4.625%, 04/01/30 (144A)	397,000	284,312
6.625%, 01/15/28 (144A)	145,000	121,517
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp.
4.875%, 02/15/30 (144A)	804,000	595,173
5.000%, 06/15/29 (144A)	548,000	405,668
Installed Building Products, Inc. 5.750%, 02/01/28 (144A)	273,000	244,321
K Hovnanian Enterprises, Inc.
7.750%, 02/15/26 (144A) (a)	540,000	518,400
10.000%, 11/15/25 (144A)	178,000	186,900
KB Home 7.250%, 07/15/30	178,000	161,535
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	368,000	281,040
5.250%, 12/15/27 (144A)	310,000	256,952
Meritage Homes Corp. 5.125%, 06/06/27	129,000	114,323
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	88,000	71,034
5.875%, 06/15/27 (144A)	26,000	24,213
Thor Industries, Inc. 4.000%, 10/15/29 (144A)	296,000	222,459
Tri Pointe Homes, Inc.
5.250%, 06/01/27 (a)	174,000	150,458
5.700%, 06/15/28	120,000	102,079
5.875%, 06/15/24	107,000	104,881
Winnebago Industries, Inc. 6.250%, 07/15/28 (144A)	163,000	150,775

		4,192,074

Home Furnishings—0.1%
Tempur Sealy International, Inc.
3.875%, 10/15/31 (144A)	534,000	391,155
4.000%, 04/15/29 (144A)	578,000	455,478

		846,633

BHFTI-62

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Household Products/Wares—0.1%
Central Garden & Pet Co.
4.125%, 10/15/30	389,000	$309,634
4.125%, 04/30/31 (144A)	454,000	356,958
Spectrum Brands, Inc.
5.000%, 10/01/29 (144A) (a)	118,000	93,868
5.500%, 07/15/30 (144A)	113,000	88,358

		848,818

Housewares—0.2%
CD&R Smokey Buyer, Inc. 6.750%, 07/15/25 (144A)	877,000	794,931
Scotts Miracle-Gro Co. (The)
4.000%, 04/01/31	496,000	349,184
4.375%, 02/01/32 (a)	72,000	51,206
SWF Escrow Issuer, Inc. 6.500%, 10/01/29 (144A) (a)	915,000	542,137

		1,737,458

Insurance—2.0%
Acrisure LLC / Acrisure Finance, Inc. 6.000%, 08/01/29 (144A)	616,000	474,320
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer
4.250%, 10/15/27 (144A) (a)	3,260,000	2,784,620
5.875%, 11/01/29 (144A) (a)	3,280,000	2,664,087
6.750%, 10/15/27 (144A) (a)	6,539,000	5,635,238
AmWINS Group, Inc. 4.875%, 06/30/29 (144A) (a)	760,000	630,847
Ardonagh Midco 2 plc 11.500%, 12.750% PIK, 01/15/27 (144A) (a) (c)	256,170	260,013
Galaxy Bidco, Ltd. 6.500%, 07/31/26 (GBP)	100,000	90,999
GTCR AP Finance, Inc. 8.000%, 05/15/27 (144A)	584,000	537,248
HUB International, Ltd.
5.625%, 12/01/29 (144A) (a)	144,000	120,240
7.000%, 05/01/26 (144A) (a)	2,449,000	2,322,668
Liberty Mutual Group, Inc. 3.625%, 5Y EUR Swap + 3.700%, 05/23/59 (EUR) (b)	140,000	116,637
MGIC Investment Corp. 5.250%, 08/15/28	332,000	296,602
Ryan Specialty Group LLC 4.375%, 02/01/30 (144A)	377,000	319,748

		16,253,267

Internet—1.9%
Acuris Finance U.S., Inc. / Acuris Finance Sarl 5.000%, 05/01/28 (144A)	1,260,000	1,052,100
ANGI Group LLC 3.875%, 08/15/28 (144A) (a)	820,000	578,360
Arches Buyer, Inc. 4.250%, 06/01/28 (144A)	241,000	187,980
Cablevision Lightpath LLC
3.875%, 09/15/27 (144A)	359,000	300,295
5.625%, 09/15/28 (144A) (a)	532,000	425,600

Internet—(Continued)
Endurance International Group Holdings, Inc. 6.000%, 02/15/29 (144A) (a)	272,000	180,567
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, 03/01/29 (144A) (a)	532,000	435,112
5.250%, 12/01/27 (144A)	172,000	158,416
Iliad S.A. 2.375%, 06/17/26 (EUR)	100,000	86,303
ION Trading Technologies Sarl 5.750%, 05/15/28 (144A)	706,000	575,390
Match Group Holdings II LLC
3.625%, 10/01/31 (144A) (a)	1,850,000	1,396,750
4.125%, 08/01/30 (144A)	41,000	33,671
4.625%, 06/01/28 (144A)	9,000	7,864
Netflix, Inc. 4.625%, 05/15/29 (EUR)	100,000	91,416
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.750%, 04/30/27 (144A)	839,000	729,930
6.000%, 02/15/28 (144A) (a)	533,000	413,159
10.750%, 06/01/28 (144A)	199,000	185,345
NortonLifeLock, Inc. 7.125%, 09/30/30 (144A) (a)	611,000	590,965
Twitter, Inc.
3.875%, 12/15/27 (144A)	839,000	786,751
5.000%, 03/01/30 (144A)	399,000	382,366
Uber Technologies, Inc.
4.500%, 08/15/29 (144A) (a)	3,752,000	3,154,025
6.250%, 01/15/28 (144A) (a)	1,427,000	1,327,110
7.500%, 05/15/25 (144A)	1,685,000	1,680,788
8.000%, 11/01/26 (144A)	624,000	623,014
United Group B.V. 4.875%, 07/01/24 (EUR)	100,000	91,023

		15,474,300

Investment Companies—0.5%
Compass Group Diversified Holdings LLC 5.250%, 04/15/29 (144A)	534,000	419,046
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
4.375%, 02/01/29	1,022,000	822,587
4.750%, 09/15/24	301,000	281,604
5.250%, 05/15/27	1,252,000	1,096,138
6.250%, 05/15/26	199,000	185,973
OWL Rock Core Income Corp.
5.500%, 03/21/25	471,000	443,119
7.750%, 09/16/27 (144A)	595,000	585,965

		3,834,432

Iron/Steel—0.7%
ATI, Inc.
4.875%, 10/01/29	277,000	229,985
5.125%, 10/01/31	746,000	609,429
Big River Steel LLC / BRS Finance Corp. 6.625%, 01/31/29 (144A)	3,155,000	2,903,799
Carpenter Technology Corp. 7.625%, 03/15/30	545,000	524,726

BHFTI-63

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—(Continued)
Carpenter Technology Corp. 6.375%, 07/15/28	617,000	$572,206
Commercial Metals Co.
4.125%, 01/15/30	197,000	161,740
4.375%, 03/15/32	210,000	165,900
Mineral Resources Ltd. 8.500%, 05/01/30 (144A) (a)	354,000	342,106
thyssenKrupp AG
2.875%, 02/22/24 (EUR)	181,000	166,391
United States Steel Corp. 6.875%, 03/01/29 (a)	217,000	197,220

		5,873,502

Leisure Time—1.7%
Carnival Corp.
4.000%, 08/01/28 (144A) (a)	2,583,000	2,083,809
5.750%, 03/01/27 (144A) (a)	2,484,000	1,740,166
6.000%, 05/01/29 (144A) (a)	884,000	580,408
7.625%, 03/01/26 (144A) (a)	200,000	152,000
9.875%, 08/01/27 (144A)	927,000	908,460
10.125%, 02/01/26 (EUR)	134,000	129,357
10.500%, 02/01/26 (144A)	1,467,000	1,451,465
Life Time, Inc.
5.750%, 01/15/26 (144A)	666,000	606,060
8.000%, 04/15/26 (144A) (a)	589,000	503,595
Lindblad Expeditions LLC 6.750%, 02/15/27 (144A)	842,000	740,960
MajorDrive Holdings IV LLC 6.375%, 06/01/29 (144A)	511,000	352,309
NCL Corp., Ltd.
5.875%, 03/15/26 (144A)	749,000	569,794
7.750%, 02/15/29 (144A) (a)	306,000	230,938
NCL Finance, Ltd. 6.125%, 03/15/28 (144A)	367,000	270,653
Royal Caribbean Cruises, Ltd.
5.375%, 07/15/27 (144A)	690,000	507,523
5.500%, 08/31/26 (144A)	248,000	189,720
5.500%, 04/01/28 (144A) (a)	381,000	266,944
8.250%, 01/15/29 (144A)	509,000	495,443
9.125%, 06/15/23 (144A)	362,000	368,335
9.250%, 01/15/29 (144A)	693,000	682,851
10.875%, 06/01/23 (144A)	222,000	226,995
11.500%, 06/01/25 (144A)	286,000	303,875
11.625%, 08/15/27 (144A)	472,000	429,529
Viking Ocean Cruises Ship VII, Ltd. 5.625%, 02/15/29 (144A)	483,000	375,533

		14,166,722

Lodging—0.6%
Boyd Gaming Corp.
4.750%, 12/01/27 (a)	386,000	341,614
4.750%, 06/15/31 (144A) (a)	978,000	791,887
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32 (144A)	350,000	268,064
3.750%, 05/01/29 (144A)	394,000	325,357

Lodging—(Continued)
Hilton Domestic Operating Co., Inc.
4.000%, 05/01/31 (144A)	711,000	574,723
4.875%, 01/15/30	805,000	700,350
5.375%, 05/01/25 (144A)	131,000	128,033
5.750%, 05/01/28 (144A)	133,000	124,355
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.875%, 04/01/27	361,000	331,217
MGM Resorts International 5.750%, 06/15/25 (a)	61,000	58,296
Station Casinos LLC
4.500%, 02/15/28 (144A)	422,000	346,364
4.625%, 12/01/31 (144A)	764,000	577,038
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/28 (144A)	314,000	276,014
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.250%, 05/15/27 (144A)	426,000	374,965

		5,218,277

Machinery-Construction & Mining—0.4%
BWX Technologies, Inc.
4.125%, 06/30/28 (144A) (a)	597,000	521,408
4.125%, 04/15/29 (144A) (a)	545,000	471,441
Terex Corp. 5.000%, 05/15/29 (144A)	839,000	720,060
Vertiv Group Corp. 4.125%, 11/15/28 (144A) (a)	1,892,000	1,523,060

		3,235,969

Machinery-Diversified—0.9%
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/28 (144A)	237,000	196,510
GrafTech Finance, Inc. 4.625%, 12/15/28 (144A)	736,000	550,160
Husky III Holding, Ltd. 13.000%, 13.750% PIK, 02/15/25 (144A) (c)	720,000	675,000
Mueller Water Products, Inc. 4.000%, 06/15/29 (144A) (a)	271,000	230,624
OT Merger Corp. 7.875%, 10/15/29 (144A)	317,000	214,767
Renk AG 5.750%, 07/15/25 (EUR)	100,000	89,564
Schenck Process Holding GmbH 5.375%, 06/15/23 (EUR)	100,000	95,432
Stevens Holding Co., Inc. 6.125%, 10/01/26 (144A) (a)	365,000	356,714
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 04/15/26 (144A)	1,796,000	1,419,615
TK Elevator Holdco GmbH
6.625%, 07/15/28 (EUR)	90,000	69,241
7.625%, 07/15/28 (144A) (a)	1,313,000	1,099,637
TK Elevator Midco GmbH 4.375%, 07/15/27 (EUR)	385,000	316,005
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	2,343,000	1,992,042

		7,305,311

BHFTI-64

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—5.6%
Altice Financing S.A.
2.250%, 01/15/25 (EUR)	100,000	$86,068
3.000%, 01/15/28 (EUR)	148,000	109,058
5.000%, 01/15/28 (144A)	958,000	737,928
5.750%, 08/15/29 (144A)	2,534,000	1,939,067
AMC Networks, Inc.
4.250%, 02/15/29	303,000	224,026
4.750%, 08/01/25 (a)	595,000	531,651
Block Communications, Inc. 4.875%, 03/01/28 (144A)	285,000	246,525
Cable One, Inc. 4.000%, 11/15/30 (144A)	1,411,000	1,098,337
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	2,186,000	1,676,749
4.250%, 01/15/34 (144A)	3,144,000	2,250,412
4.500%, 08/15/30 (144A) (a)	1,019,000	805,866
4.500%, 06/01/33 (144A)	798,000	589,538
4.750%, 03/01/30 (144A)	1,160,000	941,050
4.750%, 02/01/32 (144A) (a)	2,843,000	2,214,072
5.000%, 02/01/28 (144A)	506,000	436,304
5.375%, 06/01/29 (144A)	557,000	487,553
6.375%, 09/01/29 (144A) (a)	1,980,000	1,817,838
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
5.250%, 04/01/53	987,000	755,801
5.500%, 04/01/63	658,000	497,124
CSC Holdings LLC
4.125%, 12/01/30 (144A)	2,792,000	2,086,182
4.500%, 11/15/31 (144A)	1,424,000	1,069,680
4.625%, 12/01/30 (144A)	566,000	384,880
5.375%, 02/01/28 (144A)	223,000	194,568
5.750%, 01/15/30 (144A) (a)	807,000	573,587
6.500%, 02/01/29 (144A)	287,000	253,278
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 5.875%, 08/15/27 (144A)	463,000	399,157
DISH DBS Corp.
5.125%, 06/01/29	1,107,000	650,363
5.250%, 12/01/26 (144A)	3,126,000	2,560,966
5.750%, 12/01/28 (144A)	2,479,000	1,873,479
GCI LLC 4.750%, 10/15/28 (144A)	521,000	432,563
LCPR Senior Secured Financing DAC
5.125%, 07/15/29 (144A) (a)	1,366,000	1,028,689
6.750%, 10/15/27 (144A)	1,573,000	1,305,590
Midcontinent Communications / Midcontinent Finance Corp. 5.375%, 08/15/27 (144A)	366,000	326,090
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/26 (144A)	1,728,000	1,417,357
6.500%, 09/15/28 (144A)	4,265,000	2,974,838
RCS & RDS S.A. 2.500%, 02/05/25 (EUR)	100,000	85,754
Scripps Escrow II, Inc. 3.875%, 01/15/29 (144A) (a)	37,000	29,496
Sinclair Television Group, Inc. 4.125%, 12/01/30 (144A)	2,219,000	1,669,798
Sirius XM Radio, Inc.
3.875%, 09/01/31 (144A)	1,824,000	1,414,403

Media—(Continued)
Sirius XM Radio, Inc.
4.000%, 07/15/28 (144A)	781,000	664,303
4.125%, 07/01/30 (144A) (a)	144,000	117,049
5.000%, 08/01/27 (144A) (a)	942,000	864,285
Summer BidCo B.V. 9.000%, 9.750% PIK, 11/15/25 (EUR) (c)	109,988	78,932
Tele Columbus AG 3.875%, 05/02/25 (EUR)	209,000	165,177
Telenet Finance Luxembourg Notes S.a.r.l. 5.500%, 03/01/28 (144A)	800,000	693,816
Univision Communications, Inc.
5.125%, 02/15/25 (144A) (a)	248,000	235,444
6.625%, 06/01/27 (144A) (a)	461,000	435,051
7.375%, 06/30/30 (144A)	566,000	540,131
UPC Broadband Finco B.V. 4.875%, 07/15/31 (144A)	1,160,000	900,195
Videotron, Ltd.
3.625%, 06/15/29 (144A) (a)	687,000	556,463
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/28 (144A)	1,272,000	1,028,730
VZ Secured Financing B.V. 3.500%, 01/15/32 (EUR)	100,000	70,074
Ziggo B.V. 4.875%, 01/15/30 (144A)	385,000	304,150
Ziggo Bond Co. B.V.
5.125%, 02/28/30 (144A)	248,000	177,320
6.000%, 01/15/27 (144A)	351,000	293,085

		45,299,890

Metal Fabricate/Hardware—0.3%
Advanced Drainage Systems, Inc.
5.000%, 09/30/27 (144A)	474,000	435,909
6.375%, 06/15/30 (144A)	1,340,000	1,298,259
Roller Bearing Co. of America, Inc. 4.375%, 10/15/29 (144A)	335,000	282,569
Vallourec S.A. 8.500%, 06/30/26 (EUR)	69,000	63,050

		2,079,787

Mining—1.7%
Arconic Corp.
6.000%, 05/15/25 (144A) (a)	294,000	282,994
6.125%, 02/15/28 (144A)	885,000	781,747
Constellium SE
3.750%, 04/15/29 (144A) (a)	4,092,000	2,987,492
4.250%, 02/15/26 (EUR)	279,000	244,723
5.625%, 06/15/28 (144A) (a)	762,000	624,957
5.875%, 02/15/26 (144A)	325,000	298,188
ERO Copper Corp. 6.500%, 02/15/30 (144A)	441,000	326,613
FMG Resources Pty, Ltd. 6.125%, 04/15/32 (144A)	1,121,000	963,219
Kaiser Aluminum Corp.
4.500%, 06/01/31 (144A) (a)	1,655,000	1,211,030
4.625%, 03/01/28 (144A) (a)	469,000	382,666

BHFTI-65

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
New Gold, Inc. 7.500%, 07/15/27 (144A) (a)	974,000	$769,460
Novelis Corp.
3.250%, 11/15/26 (144A)	2,167,000	1,808,860
3.875%, 08/15/31 (144A) (a)	2,207,000	1,646,245
4.750%, 01/30/30 (144A) (a)	1,324,000	1,085,680
Novelis Sheet Ingot GmbH 3.375%, 04/15/29 (EUR)	422,000	324,765
Vedanta Resources Finance II plc 8.950%, 03/11/25 (144A)	287,000	195,025

		13,933,664

Miscellaneous Manufacturing—0.2%
Amsted Industries, Inc. 5.625%, 07/01/27 (144A)	339,000	311,880
EnPro Industries, Inc. 5.750%, 10/15/26	161,000	154,962
Gates Global LLC / Gates Corp. 6.250%, 01/15/26 (144A)	887,000	816,040

		1,282,882

Office/Business Equipment—0.0%
CDW LLC / CDW Finance Corp. 3.250%, 02/15/29	195,000	158,357
3.276%, 12/01/28	150,000	125,178
Xerox Corp. 4.800%, 03/01/35	4,000	2,606

		286,141

Oil & Gas—5.6%
Aethon United BR L.P. / Aethon United Finance Corp. 8.250%, 02/15/26 (144A)	1,924,000	1,859,238
Antero Resources Corp. 7.625%, 02/01/29 (144A)	161,000	160,702
Apache Corp.
4.250%, 01/15/30 (a)	569,000	497,591
5.100%, 09/01/40 (a)	555,000	448,032
5.350%, 07/01/49	371,000	291,235
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 06/30/29 (144A)	1,667,000	1,483,630
9.000%, 11/01/27 (144A)	1,934,000	2,359,101
BP Capital Markets plc 4.250%, 5Y UKG + 4.170%, 03/22/27 (GBP) (b)	100,000	93,511
Callon Petroleum Co.
6.375%, 07/01/26	325,000	292,854
7.500%, 06/15/30 (144A) (a)	1,493,000	1,307,129
8.000%, 08/01/28 (144A) (a)	1,597,000	1,473,233
Chesapeake Energy Corp.
5.875%, 02/01/29 (144A)	42,000	38,949
6.750%, 04/15/29 (144A)	1,186,000	1,136,923
CITGO Petroleum Corp.
6.375%, 06/15/26 (144A)	581,000	542,370
7.000%, 06/15/25 (144A)	600,000	573,318

Oil & Gas—(Continued)
Civitas Resources, Inc. 5.000%, 10/15/26 (144A)	243,000	220,761
CNX Resources Corp.
6.000%, 01/15/29 (144A)	259,000	236,338
7.375%, 01/15/31 (144A) (a)	545,000	533,051
Colgate Energy Partners III LLC
5.875%, 07/01/29 (144A)	951,000	848,891
7.750%, 02/15/26 (144A)	929,000	911,839
Comstock Resources, Inc.
5.875%, 01/15/30 (144A)	2,639,000	2,298,450
6.750%, 03/01/29 (144A)	1,090,000	1,005,315
CrownRock L.P. / CrownRock Finance, Inc.
5.000%, 05/01/29 (144A)	265,000	233,812
5.625%, 10/15/25 (144A)	2,143,000	2,051,644
Diamondback Energy, Inc. 4.250%, 03/15/52	457,000	333,625
Earthstone Energy Holdings LLC 8.000%, 04/15/27 (144A) (a)	841,000	792,643
Gulfport Energy Corp. 8.000%, 05/17/26 (144A) (a)	102,000	101,490
Harbour Energy plc 5.500%, 10/15/26 (144A)	215,000	192,425
Hilcorp Energy I L.P. / Hilcorp Finance Co.
5.750%, 02/01/29 (144A)	308,000	269,274
6.000%, 04/15/30 (144A)	73,000	63,621
6.000%, 02/01/31 (144A)	42,000	36,388
6.250%, 11/01/28 (144A)	394,000	363,536
6.250%, 04/15/32 (144A)	36,000	31,889
Independence Energy Finance LLC 7.250%, 05/01/26 (144A)	1,646,000	1,478,799
Magnolia Oil & Gas Corp. 6.000%, 08/01/26 (144A)	86,000	82,420
Matador Resources Co. 5.875%, 09/15/26 (a)	297,000	286,507
Murphy Oil Corp.
5.750%, 08/15/25	43,000	41,466
5.875%, 12/01/27	160,000	149,558
6.125%, 12/01/42	64,000	50,904
Nabors Industries, Inc. 5.750%, 02/01/25	762,000	689,840
7.375%, 05/15/27 (144A)	973,000	898,030
Nabors Industries, Ltd.
7.250%, 01/15/26 (144A)	436,000	379,372
7.500%, 01/15/28 (144A)	677,000	552,635
Northern Oil and Gas, Inc. 8.125%, 03/01/28 (144A)	2,909,000	2,727,187
Occidental Petroleum Corp.
5.875%, 09/01/25	325,000	325,983
6.200%, 03/15/40	2,219,000	2,146,883
6.450%, 09/15/36	732,000	732,000
6.600%, 03/15/46	157,000	161,710
6.625%, 09/01/30	2,210,000	2,243,150
6.950%, 07/01/24	153,000	157,208
7.500%, 05/01/31	408,000	426,360
8.000%, 07/15/25	100,000	106,000
8.875%, 07/15/30	371,000	413,034

BHFTI-66

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Parkland Corp. 5.875%, 07/15/27 (144A)	473,000	$438,471
PDC Energy, Inc. 6.125%, 09/15/24	140,000	137,785
Permian Resources Operating LLC 6.875%, 04/01/27 (144A)	1,295,000	1,252,854
Range Resources Corp. 4.875%, 05/15/25	210,000	197,942
Repsol International Finance B.V. 3.750%, 5Y EUR Swap + 4.000%, 03/11/26 (EUR) (b)	100,000	86,734
Rockcliff Energy II LLC 5.500%, 10/15/29 (144A)	1,038,000	908,848
SM Energy Co.
5.625%, 06/01/25	185,000	177,600
6.500%, 07/15/28 (a)	231,000	219,525
6.625%, 01/15/27	59,000	56,633
6.750%, 09/15/26	409,000	393,663
Southwestern Energy Co. 4.750%, 02/01/32 (a)	441,000	369,602
5.375%, 02/01/29	1,075,000	974,810
Sunoco L.P. / Sunoco Finance Corp.
5.875%, 03/15/28	282,000	255,899
6.000%, 04/15/27	131,000	124,915
Tap Rock Resouces LLC 7.000%, 10/01/26 (144A)	2,124,000	1,941,708
Transocean, Inc. 11.500%, 01/30/27 (144A)	330,000	305,230
UGI International LLC
2.500%, 12/01/29 (EUR)	100,000	72,924
Vermilion Energy, Inc. 6.875%, 05/01/30 (144A)	438,000	402,960

		45,449,957

Oil & Gas Services—0.4%
Archrock Partners L.P. / Archrock Partners Finance Corp.
6.250%, 04/01/28 (144A)	842,000	740,114
6.875%, 04/01/27 (144A)	416,000	372,561
Saipem Finance International B.V. 2.625%, 01/07/25 (EUR)	100,000	84,341
U.S.A. Compression Partners L.P. / U.S.A. Compression Finance Corp.
6.875%, 04/01/26	448,000	412,160
6.875%, 09/01/27	723,000	657,081
Weatherford International, Ltd.
6.500%, 09/15/28 (144A)	447,000	402,300
8.625%, 04/30/30 (144A)	587,000	511,185
11.000%, 12/01/24 (144A)	44,000	44,770

		3,224,512

Packaging & Containers—2.3%
ARD Finance S.A. 6.500%, 7.250% PIK, 06/30/27 (144A) (c)	1,433,336	981,405
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance plc
3.000%, 09/01/29 (EUR)	200,000	139,601
3.250%, 09/01/28 (144A) (a)	200,000	163,192

Packaging & Containers—(Continued)
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance plc
4.000%, 09/01/29 (144A) (a)	5,867,000	4,296,715
6.000%, 06/15/27 (144A) (a)	1,597,000	1,503,901
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.750%, 07/15/27 (144A) (GBP)	151,000	109,210
5.250%, 08/15/27 (144A) (a)	709,000	443,643
Ball Corp.
2.875%, 08/15/30	87,000	66,768
3.125%, 09/15/31 (a)	936,000	705,510
Canpack S.A. / Canpack U.S. LLC 3.125%, 11/01/25 (144A) (a)	249,000	216,549
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29 (144A)	1,459,000	1,327,602
8.750%, 04/15/30 (144A)	1,025,000	847,706
Crown Americas LLC 5.250%, 04/01/30 (144A)	361,000	324,900
Crown Americas LLC / Crown Americas Capital Corp. 4.750%, 02/01/26	71,000	66,129
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	79,000	79,000
Graphic Packaging International LLC
2.625%, 02/01/29 (EUR)	300,000	224,404
3.500%, 03/15/28 (144A)	946,000	804,403
LABL, Inc. 5.875%, 11/01/28 (144A)	773,000	626,052
Mauser Packaging Solutions Holding Co. 5.500%, 04/15/24 (144A) (a)	1,054,000	1,001,300
OI European Group B.V.
2.875%, 02/15/25 (EUR)	100,000	87,714
3.125%, 11/15/24 (EUR)	100,000	90,731
Sealed Air Corp. 4.000%, 12/01/27 (144A) (a)	179,000	154,898
Silgan Holdings, Inc.
4.125%, 02/01/28	72,000	63,864
Trivium Packaging Finance B.V.
5.500%, 08/15/26 (144A) (a)	1,247,000	1,115,278
8.500%, 08/15/27 (144A) (a)	3,734,000	3,296,422

		18,736,897

Pharmaceuticals—1.3%
AdaptHealth LLC
5.125%, 03/01/30 (144A)	72,000	59,366
6.125%, 08/01/28 (144A)	154,000	137,938
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/27 (EUR)	100,000	80,022
5.500%, 01/15/28 (144A)	588,000	485,100
Elanco Animal Health, Inc. 6.400%, 08/28/28	20,000	17,656
Embecta Corp. 6.750%, 02/15/30 (144A)	422,000	389,596
Gruenenthal GmbH 4.125%, 05/15/28 (EUR)	200,000	162,328
Jazz Securities DAC 4.375%, 01/15/29 (144A)	1,968,000	1,699,860

BHFTI-67

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Nidda Healthcare Holding GmbH 3.500%, 09/30/24 (EUR)	400,000	$354,778
Option Care Health, Inc. 4.375%, 10/31/29 (144A)	676,000	571,220
Organon & Co. / Organon Foreign Debt Co-Issuer BV
2.875%, 04/30/28 (EUR)	100,000	78,159
4.125%, 04/30/28 (144A)	1,636,000	1,398,780
5.125%, 04/30/31 (144A)	2,887,000	2,364,915
Owens & Minor, Inc. 6.625%, 04/01/30 (144A)	24,000	21,120
PRA Health Sciences, Inc. 2.875%, 07/15/26 (144A)	1,042,000	916,801
Prestige Brands, Inc. 3.750%, 04/01/31 (144A) (a)	738,000	573,352
Rossini Sarl 6.750%, 10/30/25 (EUR)	141,000	133,695
Teva Pharmaceutical Finance Netherlands II B.V. 6.000%, 01/31/25 (EUR)	200,000	191,126
Teva Pharmaceutical Finance Netherlands III B.V. 4.750%, 05/09/27	200,000	169,862
7.125%, 01/31/25	394,000	383,521

		10,189,195

Pipelines—5.1%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
5.375%, 06/15/29 (144A)	546,000	482,063
5.750%, 03/01/27 (144A)	393,000	363,473
Buckeye Partners L.P.
4.125%, 03/01/25 (144A) (a)	67,000	61,322
5.600%, 10/15/44	215,000	150,927
5.850%, 11/15/43	318,000	235,558
Cheniere Energy Partners L.P.
3.250%, 01/31/32	2,835,000	2,176,869
4.000%, 03/01/31	1,870,000	1,567,958
4.500%, 10/01/29	1,649,000	1,451,763
CNX Midstream Partners L.P.
4.750%, 04/15/30 (144A)	287,000	225,269
CQP Holdco L.P. / BIP-V Chinook Holdco LLC 5.500%, 06/15/31 (144A) (a)	2,938,000	2,487,090
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp.
5.625%, 05/01/27 (144A)	144,000	130,320
6.000%, 02/01/29 (144A)	490,000	438,550
8.000%, 04/01/29 (144A)	247,000	237,738
DCP Midstream Operating L.P.
5.125%, 05/15/29	140,000	131,184
5.625%, 07/15/27	131,000	126,528
6.450%, 11/03/36 (144A)	445,000	406,555
6.750%, 09/15/37 (144A)	742,000	719,471
DT Midstream, Inc.
4.125%, 06/15/29 (144A)	1,019,000	861,055
4.375%, 06/15/31 (144A)	1,297,000	1,069,662
Energy Transfer L.P. 6.500%, 5Y H15 + 5.694%, 11/15/26 (b)	1,861,000	1,621,124

Pipelines—(Continued)
EnLink Midstream LLC
5.375%, 06/01/29 (a)	1,291,000	1,181,265
5.625%, 01/15/28 (144A)	930,000	869,550
6.500%, 09/01/30 (144A)	624,000	609,336
EnLink Midstream Partners L.P.
4.150%, 06/01/25	16,000	14,852
4.850%, 07/15/26	55,000	50,511
5.050%, 04/01/45	67,000	46,958
5.450%, 06/01/47	169,000	123,449
5.600%, 04/01/44	505,000	384,152
EQM Midstream Partners L.P.
4.125%, 12/01/26	103,000	87,259
4.500%, 01/15/29 (144A)	50,000	40,284
4.750%, 01/15/31 (144A)	889,000	705,644
6.000%, 07/01/25 (144A)	204,000	188,625
6.500%, 07/01/27 (144A)	783,000	723,561
7.500%, 06/01/30 (144A)	229,000	216,398
Genesis Energy L.P. / Genesis Energy Finance Corp.
6.500%, 10/01/25	177,000	160,025
7.750%, 02/01/28	246,000	214,020
Harvest Midstream I L.P. 7.500%, 09/01/28 (144A)	131,000	122,440
Hess Midstream Operations L.P. 4.250%, 02/15/30 (144A) (a)	650,000	524,875
ITT Holdings LLC 6.500%, 08/01/29 (144A)	917,000	711,381
Kinetik Holdings L.P. 5.875%, 06/15/30 (144A)	1,510,000	1,382,645
MPLX L.P. 4.950%, 03/14/52	1,185,000	927,347
New Fortress Energy, Inc.
6.500%, 09/30/26 (144A)	2,578,000	2,381,814
6.750%, 09/15/25 (144A)	2,368,000	2,242,970
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.500%, 02/01/26 (144A)	420,000	373,636
NGPL PipeCo LLC 7.768%, 12/15/37 (144A)	691,000	698,383
NuStar Logistics L.P.
5.750%, 10/01/25	302,000	279,885
6.000%, 06/01/26	239,000	218,777
6.375%, 10/01/30	53,000	45,350
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A)	136,000	116,660
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
6.000%, 03/01/27 (144A)	115,000	104,335
6.000%, 12/31/30 (144A)	79,000	67,159
6.000%, 09/01/31 (144A)	361,000	305,045
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	2,471,000	2,119,822
3.875%, 11/01/33 (144A) (a)	4,528,000	3,520,520
4.125%, 08/15/31 (144A)	1,912,000	1,585,947
Western Midstream Operating L.P.
4.750%, 08/15/28	84,000	76,440
5.300%, 03/01/48	833,000	685,143
5.450%, 04/01/44	826,000	677,603

BHFTI-68

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Western Midstream Operating L.P.
5.500%, 08/15/48	243,000	$196,526
5.500%, 02/01/50	1,920,000	1,550,400

		41,475,471

Real Estate—0.4%
ADLER Group S.A.
2.750%, 11/13/26 (EUR)	200,000	98,005
3.250%, 08/05/25 (EUR)	200,000	107,805
Aroundtown S.A. 3.375%, 5Y EUR Swap + 3.980%, 09/23/24 (EUR) (b)	100,000	63,703
Cushman and Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A) (a)	840,000	779,142
DEMIRE Deutsche Mittelstand Real Estate AG 1.875%, 10/15/24 (EUR)	100,000	70,926
DIC Asset AG 2.250%, 09/22/26 (EUR)	100,000	69,811
Fastighets AB Balder 2.873%, 5Y EUR Swap + 3.188%, 06/02/81 (EUR) (b)	100,000	65,296
Heimstaden Bostad AB 2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (EUR) (b)	100,000	56,902
Howard Hughes Corp. (The)
4.125%, 02/01/29 (144A)	382,000	295,095
4.375%, 02/01/31 (144A) (a)	308,000	221,238
5.375%, 08/01/28 (144A) (a)	11,000	9,130
Realogy Group LLC / Realogy Co-Issuer Corp.
5.250%, 04/15/30 (144A)	377,000	256,017
5.750%, 01/15/29 (144A) (a)	679,000	489,729
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. plc (The) 6.464%, 03/30/32 (GBP)	400,000	501,896
WeWork Cos. LLC / WW Co-Obligor, Inc. 5.000%, 07/10/25 (144A)	596,000	345,778

		3,430,473

Real Estate Investment Trusts—1.8%
Brookfield Property REIT, Inc. 4.500%, 04/01/27 (144A)	490,000	401,766
CTR Partnership L.P. / Caretrust Capital Corp. 3.875%, 06/30/28 (144A)	127,000	104,458
Global Net Lease, Inc. / Global Net Lease Operating Partnership L.P. 3.750%, 12/15/27 (144A)	330,000	257,406
HAT Holdings I LLC / HAT Holdings II LLC 3.375%, 06/15/26 (144A)	513,000	411,683
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/32 (144A)	509,000	394,013
Iron Mountain UK plc 3.875%, 11/15/25 (GBP)	100,000	98,787
Iron Mountain, Inc.
5.250%, 07/15/30 (144A)	388,000	321,058
5.625%, 07/15/32 (144A)	380,000	304,000
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/27 (144A)	384,000	309,200
4.750%, 06/15/29 (144A)	178,000	133,260

Real Estate Investment Trusts—(Continued)
MPT Operating Partnership L.P. / MPT Finance Corp.
3.500%, 03/15/31	3,721,000	2,590,746
4.625%, 08/01/29 (a)	1,604,000	1,290,530
5.000%, 10/15/27 (a)	99,000	85,561
RHP Hotel Properties L.P. / RHP Finance Corp.
4.500%, 02/15/29 (144A) (a)	1,519,000	1,260,346
4.750%, 10/15/27 (a)	1,149,000	999,630
RLJ Lodging Trust L.P.
3.750%, 07/01/26 (144A)	353,000	301,483
4.000%, 09/15/29 (144A)	268,000	209,944
SBA Communications Corp.
3.125%, 02/01/29	1,404,000	1,129,195
3.875%, 02/15/27	1,475,000	1,308,192
Starwood Property Trust, Inc.
4.375%, 01/15/27 (144A)	215,000	183,284
5.500%, 11/01/23 (144A)	68,000	66,810
Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC
4.750%, 04/15/28 (144A) (a)	238,000	188,013
6.500%, 02/15/29 (144A)	482,000	323,041
VICI Properties L.P. 5.625%, 05/15/52	575,000	475,748
VICI Properties L.P. / VICI Note Co., Inc.
3.500%, 02/15/25 (144A)	289,000	267,140
3.875%, 02/15/29 (144A)	134,000	112,413
4.125%, 08/15/30 (144A)	428,000	357,474
4.250%, 12/01/26 (144A)	47,000	42,422
4.500%, 09/01/26 (144A)	21,000	19,178
4.500%, 01/15/28 (144A)	274,000	243,090
4.625%, 06/15/25 (144A)	123,000	115,746
4.625%, 12/01/29 (144A)	319,000	276,745

		14,582,362

Retail—2.6%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28 (144A)	276,000	240,178
4.000%, 10/15/30 (144A)	401,000	315,820
4.375%, 01/15/28 (144A)	1,620,000	1,403,730
5.750%, 04/15/25 (144A) (a)	296,000	293,263
Arko Corp. 5.125%, 11/15/29 (144A)	502,000	391,560
Asbury Automotive Group, Inc.
4.500%, 03/01/28 (a)	282,000	238,290
4.750%, 03/01/30 (a)	57,000	44,516
5.000%, 02/15/32 (144A) (a)	437,000	336,516
Beacon Roofing Supply, Inc. 4.125%, 05/15/29 (144A)	323,000	261,601
Carvana Co.
4.875%, 09/01/29 (144A)	609,000	296,887
5.500%, 04/15/27 (144A)	731,000	398,395
10.250%, 05/01/30 (144A) (a)	459,000	306,382
Constellation Automotive Financing plc
4.875%, 07/15/27 (GBP)	100,000	75,646
Dufry One B.V. 2.500%, 10/15/24 (EUR)	100,000	89,920

BHFTI-69

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
eG Global Finance plc
6.250%, 10/30/25 (EUR)	180,000	$152,530
6.750%, 02/07/25 (144A)	688,000	620,590
8.500%, 10/30/25 (144A)	525,000	459,157
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29 (144A)	124,000	102,610
6.750%, 01/15/30 (144A) (a)	177,000	134,425
Foundation Building Materials, Inc. 6.000%, 03/01/29 (144A)	267,000	194,863
Goldstory SASU 5.375%, 03/01/26 (EUR)	100,000	83,304
Group 1 Automotive, Inc. 4.000%, 08/15/28 (144A)	90,000	72,469
GYP Holdings III Corp. 4.625%, 05/01/29 (144A)	609,000	463,235
IRB Holding Corp. 7.000%, 06/15/25 (144A)	315,000	313,006
Ken Garff Automotive LLC 4.875%, 09/15/28 (144A)	286,000	233,744
LBM Acquisition LLC 6.250%, 01/15/29 (144A)	322,000	218,155
LCM Investments Holdings II LLC 4.875%, 05/01/29 (144A)	761,000	589,293
Lithia Motors, Inc. 3.875%, 06/01/29 (144A)	345,000	276,862
Murphy Oil USA, Inc. 4.750%, 09/15/29 (a)	302,000	267,270
NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125%, 04/01/26 (144A)	1,007,000	925,284
Penske Automotive Group, Inc.
3.500%, 09/01/25 (a)	423,000	387,217
3.750%, 06/15/29	181,000	143,859
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28 (144A)	500,000	427,895
7.750%, 02/15/29 (144A) (a)	2,183,000	1,951,471
Sonic Automotive, Inc. 4.625%, 11/15/29 (144A) (a)	163,000	127,955
Specialty Building Products Holdings LLC / SBP Finance Corp. 6.375%, 09/30/26 (144A)	235,000	194,453
SRS Distribution, Inc.
4.625%, 07/01/28 (144A)	1,697,000	1,457,706
6.000%, 12/01/29 (144A) (a)	1,973,000	1,573,507
6.125%, 07/01/29 (144A)	1,314,000	1,055,276
Staples, Inc. 7.500%, 04/15/26 (144A)	963,000	808,544
Stonegate Pub Co. Financing plc 8.250%, 07/31/25 (GBP)	100,000	97,419
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.000%, 06/01/31 (144A) (a)	238,000	195,350
Tendam Brands S.A.U. 5.517%, 3M EURIBOR + 5.250%, 09/15/24 (EUR) † (b)	100,000	92,468
Very Group Funding plc (The) 6.500%, 08/01/26 (GBP)	100,000	76,763
White Cap Buyer LLC 6.875%, 10/15/28 (144A) (a)	2,436,000	1,987,679
White Cap Parent LLC 8.250%, 03/15/26 PIK, (144A) (a) (c)	517,000	438,003

Retail—(Continued)
Yum! Brands, Inc.
4.750%, 01/15/30 (144A)	32,000	27,965
5.350%, 11/01/43	14,000	11,117
5.375%, 04/01/32	290,000	257,125

		21,111,273

Semiconductors—0.6%
ams-OSRAM AG 6.000%, 07/31/25 (EUR)	100,000	86,489
Entegris Escrow Corp. 4.750%, 04/15/29 (144A)	3,912,000	3,445,786
Entegris, Inc.
3.625%, 05/01/29 (144A) (a)	308,000	243,738
4.375%, 04/15/28 (144A)	447,000	378,976
Synaptics, Inc. 4.000%, 06/15/29 (144A)	581,000	467,737

		4,622,726

Software—4.3%
ACI Worldwide, Inc. 5.750%, 08/15/26 (144A)	954,000	901,244
AthenaHealth Group, Inc. 6.500%, 02/15/30 (144A) (a)	3,169,000	2,505,316
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A) (a)	815,000	691,576
Boxer Parent Co., Inc.
6.500%, 10/02/25 (EUR)	200,000	183,269
7.125%, 10/02/25 (144A)	689,000	675,272
9.125%, 03/01/26 (144A)	1,771,000	1,701,931
Camelot Finance S.A. 4.500%, 11/01/26 (144A)	162,000	146,579
Central Parent, Inc, / CDK Global, Inc. 7.250%, 06/15/29 (144A)	1,515,000	1,440,303
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.750%, 03/01/25 (144A)	2,902,000	2,884,428
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A) (a)	2,298,000	1,895,391
4.875%, 07/01/29 (144A) (a)	1,575,000	1,233,225
Cloud Software Group Holdings, Inc. 6.500%, 03/31/29 (144A)	5,314,000	4,488,736
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 (144A)	197,000	173,596
6.500%, 10/15/28 (144A)	179,000	151,948
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29 (144A) (a)	2,302,000	1,899,150
Elastic NV 4.125%, 07/15/29 (144A)	1,009,000	796,949
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	725,000	617,758
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 4.625%, 05/01/28 (144A)	558,000	416,826
MicroStrategy, Inc. 6.125%, 06/15/28 (144A)	1,211,000	997,803
MSCI, Inc.
3.250%, 08/15/33 (144A)	1,107,000	854,859

BHFTI-70

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
MSCI, Inc.
3.625%, 09/01/30 (144A)	383,000	$315,131
3.625%, 11/01/31 (144A)	329,000	263,963
3.875%, 02/15/31 (144A)	139,000	117,033
4.000%, 11/15/29 (144A) (a)	68,000	58,732
Open Text Corp. 3.875%, 12/01/29 (144A)	1,005,000	774,081
Open Text Holdings, Inc. 4.125%, 02/15/30 (144A) (a)	1,325,000	1,058,158
Playtika Holding Corp. 4.250%, 03/15/29 (144A) (a)	859,000	686,977
PTC, Inc. 4.000%, 02/15/28 (144A) (a)	228,000	199,405
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A) (a)	2,495,000	2,275,924
Twilio, Inc. 3.875%, 03/15/31 (a)	2,178,000	1,709,669
Veritas U.S. Inc. / Veritas Bermuda, Ltd. 7.500%, 09/01/25 (144A)	695,000	532,262
ZoomInfo Technologies LLC 3.875%, 02/01/29 (144A)	2,578,000	2,103,493

		34,750,987

Telecommunications—6.9%
Altice France Holding S.A. 10.500%, 05/15/27 (144A)	2,835,000	2,220,529
Altice France S.A.
2.500%, 01/15/25 (EUR)	100,000	86,752
4.125%, 01/15/29 (EUR)	100,000	74,484
5.125%, 01/15/29 (144A) (a)	331,000	244,192
5.125%, 07/15/29 (144A) (a)	1,695,000	1,266,351
5.500%, 10/15/29 (144A)	2,014,000	1,515,301
5.875%, 02/01/27 (EUR)	200,000	169,088
8.125%, 02/01/27 (144A)	1,676,000	1,497,925
Avaya, Inc. 6.125%, 09/15/28 (144A) (a)	2,139,000	1,064,153
British Telecommunications plc 4.875%, 5Y H15 + 3.493%, 11/23/81 (144A) (b)	200,000	162,592
Ciena Corp. 4.000%, 01/31/30 (144A)	290,000	242,150
CommScope Technologies LLC 6.000%, 06/15/25 (144A)	1,594,000	1,416,189
CommScope, Inc.
4.750%, 09/01/29 (144A)	1,084,000	884,175
6.000%, 03/01/26 (144A)	346,000	318,569
7.125%, 07/01/28 (144A) (a)	544,000	419,919
8.250%, 03/01/27 (144A)	95,000	78,494
Connect Finco S.a.r.l. / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	4,560,000	3,987,958
Consolidated Communications, Inc. 6.500%, 10/01/28 (144A) (a)	1,804,000	1,348,490
Frontier Communications Holdings LLC 5.000%, 05/01/28 (144A)	1,851,000	1,588,528

Telecommunications—(Continued)
Frontier Communications Holdings LLC
5.875%, 10/15/27 (144A)	603,000	540,427
6.000%, 01/15/30 (144A)	733,000	575,863
6.750%, 05/01/29 (144A)	1,012,000	834,900
8.750%, 05/15/30 (144A)	816,000	816,522
Iliad Holding SASU
5.625%, 10/15/28 (EUR)	100,000	83,927
6.500%, 10/15/26 (144A)	1,689,000	1,476,862
7.000%, 10/15/28 (144A) (a)	1,115,000	955,243
Kaixo Bondco Telecom S.A. 5.125%, 09/30/29 (EUR)	100,000	76,596
Level 3 Financing, Inc.
3.400%, 03/01/27 (144A)	241,000	201,838
3.625%, 01/15/29 (144A)	519,000	384,262
3.750%, 07/15/29 (144A)	1,327,000	972,028
4.250%, 07/01/28 (144A)	191,000	148,982
4.625%, 09/15/27 (144A)	360,000	297,929
Ligado Networks LLC 15.500%, 11/01/23, (144A) (c)	616,294	291,402
Lorca Telecom Bondco S.A. 4.000%, 09/18/27 (EUR)	200,000	170,243
Lumen Technologies, Inc.
4.000%, 02/15/27 (144A)	946,000	794,431
4.500%, 01/15/29 (144A)	1,889,000	1,327,023
5.125%, 12/15/26 (144A)	2,172,000	1,868,811
5.375%, 06/15/29 (144A)	1,073,000	797,415
6.750%, 12/01/23	183,000	186,576
7.500%, 04/01/24	280,000	288,400
7.650%, 03/15/42	352,000	238,218
Maxar Technologies Inc. 7.750%, 06/15/27 (144A)	230,000	216,168
Nokia Oyj 6.625%, 05/15/39	397,000	368,051
Sable International Finance, Ltd. 5.750%, 09/07/27 (144A)	273,000	238,534
SES S.A.
5.625%, 12/29/49 (EUR)	100,000	93,967
2.875%, 5Y EUR Swap + 3.190%, 05/27/26 (EUR) (b)	100,000	72,786
SoftBank Group Corp.
2.125%, 07/06/24 (EUR)	100,000	89,920
2.875%, 01/06/27 (EUR)	100,000	74,766
4.500%, 04/20/25 (EUR)	200,000	179,176
4.750%, 07/30/25 (EUR)	100,000	88,791
5.000%, 04/15/28 (EUR)	100,000	77,179
Sprint Capital Corp.
6.875%, 11/15/28	2,746,000	2,821,515
8.750%, 03/15/32	3,039,000	3,521,441
Sprint Corp. 7.625%, 03/01/26	1,106,000	1,143,971
Switch, Ltd.
3.750%, 09/15/28 (144A)	720,000	715,500
4.125%, 06/15/29 (144A)	1,764,000	1,747,129
Telecom Italia Capital S.A.
6.000%, 09/30/34 (a)	1,052,000	783,971
6.375%, 11/15/33	539,000	419,035
7.200%, 07/18/36	214,000	167,708
7.721%, 06/04/38	204,000	162,757

BHFTI-71

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Telecom Italia Finance S.A. 7.750%, 01/24/33 (EUR)	42,000	$42,397
Telecom Italia S.p.A.
1.625%, 01/18/29 (EUR)	255,000	176,204
4.000%, 04/11/24 (EUR)	100,000	94,524
5.303%, 05/30/24 (144A)	271,000	255,875
ViaSat, Inc.
5.625%, 09/15/25 (144A)	708,000	549,627
6.500%, 07/15/28 (144A)	545,000	362,425
Viavi Solutions, Inc. 3.750%, 10/01/29 (144A)	974,000	779,278
Vmed O2 UK Financing I plc
4.000%, 01/31/29 (GBP)	100,000	84,020
4.250%, 01/31/31 (144A)	213,000	161,388
4.500%, 07/15/31 (GBP)	134,000	105,855
4.750%, 07/15/31 (144A)	1,676,000	1,293,027
Vodafone Group plc
2.625%, 5Y EUR Swap + 3.002%, 08/27/80 (EUR) (b)	100,000	83,794
3.000%, 5Y EUR Swap + 3.227%, 08/27/80 (EUR) (b)	100,000	72,303
3.100%, 5Y EUR Swap + 2.669%, 01/03/79 (EUR) (b)	200,000	188,170
Zayo Group Holdings, Inc.
4.000%, 03/01/27 (144A)	4,185,000	3,358,253
6.125%, 03/01/28 (144A)	4,860,000	3,409,664

		55,912,906

Toys/Games/Hobbies—0.2%
Mattel, Inc.
3.750%, 04/01/29 (144A)	186,000	156,388
5.450%, 11/01/41	834,000	698,715
6.200%, 10/01/40	659,000	620,312

		1,475,415

Transportation—0.1%
CMA CGM S.A. 7.500%, 01/15/26 (EUR)	100,000	99,548
Poste Italiane S.p.A. 2.625%, 5Y EURIBOR ICE Swap + 2.677%, 03/24/29 (EUR)	150,000	104,302
Seaspan Corp. 5.500%, 08/01/29 (144A)	874,000	673,038

		876,888

Trucking & Leasing—0.1%
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28 (144A) (a)	793,000	634,289
6.500%, 10/01/25 (144A)	126,000	118,366
9.750%, 08/01/27 (144A)	107,000	104,626

		857,281

Water—0.0%
Thames Water Kemble Finance plc 4.625%, 05/19/26 (GBP)	168,000	155,686

Total Corporate Bonds & Notes (Cost $803,991,258)		681,808,113

Floating Rate Loans (h)—10.6%
Security Description	Principal Amount*	Value

Advertising—0.3%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 6.306%, 3M LIBOR + 3.500%, 08/21/26	2,426,713	2,172,920

Aerospace/Defense—0.2%
Cobham Ultra SeniorCo S.a.r.l USD Term Loan B, 7.063%, 6M LIBOR + 3.750%, 08/03/29	216,000	207,990
Propulsion (BC) Finco S.a.r.l. Term Loan, 7.182%, 3M TSFR + 4.000%, 09/14/29	581,000	553,402
Sequa Mezzanine Holdings LLC Extended Term Loan, 9.760%, 3M LIBOR + 6.750%, 11/28/23	200,377	200,336
Spirit Aerosystems, Inc. Term Loan B, 6.865%, 1M LIBOR + 3.750%, 01/15/25	474,933	471,223

		1,432,951

Airlines—0.6%
Air Canada Term Loan B, 6.421%, 3M LIBOR + 3.500%, 08/11/28	946,628	901,268
American Airlines, Inc. Term Loan, 7.460%, 3M LIBOR + 4.750%, 04/20/28	1,636,484	1,589,775
Mileage Plus Holdings LLC Term Loan B, 8.777%, 3M LIBOR + 5.250%, 06/21/27	474,150	476,775
United Airlines, Inc. Term Loan B, 6.533%, 3M LIBOR + 3.750%, 04/21/28	1,658,740	1,590,058

		4,557,876

Apparel—0.1%
Crocs, Inc. Term Loan B, 7.203%, 1M TSFR + 3.500%, 02/20/29	958,269	906,562

Auto Parts & Equipment—0.0%
Clarios Global L.P. USD Term Loan B, 6.365%, 1M LIBOR + 3.250%, 04/30/26	278,800	264,628

Beverages—0.0%
Naked Juice LLC 2nd Lien Term Loan, 9.653%, 3M TSFR + 6.000%, 01/24/30	83,000	76,360

Building Materials—0.2%
Chamberlain Group, Inc. Term Loan B, 6.615%, 1M LIBOR + 3.500%, 11/03/28	953,455	870,028
Solis IV B.V. USD Term Loan B1, 6.340%, 3M TSFR + 3.500%, 02/26/29	600,495	497,210

		1,367,238

Chemicals—0.4%
Ascend Performance Materials Operations LLC Term Loan B, 8.831%, 3M LIBOR + 4.750%, 08/27/26	880,959	864,715
Discovery Purchaser Corp. Term Loan, 10/04/29 (i)	1,381,000	1,288,646
New Arclin U.S. Holding Corp.
Delayed Draw Term Loan, 10/02/28 (j)	66,069	61,169
Term Loan, 6.865%, 1M LIBOR + 3.750%, 09/30/28	449,179	415,865
W.R. Grace & Co. Term Loan B, 7.438%, 3M LIBOR + 3.750%, 09/22/28	631,110	594,821

		3,225,216

BHFTI-72

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—0.9%
Amentum Government Services Holdings LLC Term Loan B, 7.798%, 6M LIBOR + 4.000%, 01/29/27	140,760	$134,778
AVSC Holding Corp. 2nd Lien Term Loan, 10.057%, 3M LIBOR + 7.250%, 09/01/25	328,784	264,363
CoreLogic, Inc. 2nd Lien Term Loan, 9.625%, 1M LIBOR + 6.500%, 06/04/29	608,303	459,269
Element Materials Technology Group U.S. Holdings, Inc.
Delayed Draw Term Loan, 07/06/29 (i)	84,947	80,169
USD Term Loan, 07/06/29 (i)	184,052	174,849
Galaxy U.S. Opco, Inc. Term Loan, 7.784%, 1M TSFR + 4.750%, 04/29/29	347,000	327,047
PECF USS Intermediate Holding III Corp.
Term Loan B, 7.365%, 1M LIBOR + 4.250%, 12/15/28	1,035,016	888,173
Sabre GLBL, Inc.
Term Loan B1, 6.615%, 1M LIBOR + 3.500%, 12/17/27	174,358	158,775
Term Loan B2, 6.615%, 1M LIBOR + 3.500%, 12/17/27	277,938	253,098
Sotheby’s Term Loan B, 7.012%, 3M LIBOR + 4.500%, 01/15/27	154,460	149,826
TruGreen L.P. 2nd Lien Term Loan, 11.615%, 1M LIBOR + 8.500%, 11/02/28	378,000	340,200
Verscend Holding Corp.
2nd Lien Term Loan, 10.115%, 1M LIBOR + 7.000%, 04/02/29	1,594,067	1,562,186
Term Loan B, 7.115%, 1M LIBOR + 4.000%, 08/27/25	2,363,902	2,306,773

		7,099,506

Computers—1.1%
Magenta Buyer LLC
USD 1st Lien Term Loan, 7.870%, 1M LIBOR + 4.750%, 07/27/28	1,668,008	1,509,547
USD 2nd Lien Term Loan, 11.370%, 1M LIBOR + 8.250%, 07/27/29	1,089,000	999,158
McAfee LLC USD Term Loan B, 6.362%, 1M TSFR + 3.750%, 03/01/29	2,608,157	2,388,637
Peraton Corp.
2nd Lien Term Loan B1, 10.568%, 1M LIBOR + 7.750%, 02/01/29	1,539,177	1,456,446
Term Loan B, 6.865%, 1M LIBOR + 3.750%, 02/01/28	2,187,071	2,078,537
TierPoint LLC Term Loan, 6.865%, 1M LIBOR + 3.750%, 05/05/26	311,219	293,583

		8,725,908

Distribution/Wholesale—0.0%
BCPE Empire Holdings, Inc. Incremental Term Loan, 7.759%, 1M TSFR + 4.625%, 06/11/26	104,475	101,602

Diversified Financial Services—0.2%
AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 8.813%, 3M LIBOR + 6.500%, 08/02/29	485,964	437,368

Diversified Financial Services—(Continued)
Deerfield Dakota Holding LLC
USD 2nd Lien Term Loan, 9.865%, 1M LIBOR + 6.750%, 04/07/28	558,000	542,655
USD Term Loan B, 6.784%, 1M TSFR + 3.750%, 04/09/27	429,636	408,422

		1,388,445

Engineering & Construction—0.6%
Brand Energy & Infrastructure Services, Inc. Term Loan, 6.949%, 3M LIBOR + 4.250%, 06/21/24	4,619,827	4,032,241
Brown Group Holding LLC Term Loan B2, 6.784%, 1M TSFR + 3.750%, 07/02/29	695,000	674,802
KKR Apple Bidco LLC
2nd Lien Term Loan, 8.865%, 1M LIBOR + 5.750%, 09/21/29	70,000	67,025
Term Loan, 5.865%, 1M LIBOR + 2.750%, 09/23/28	263,602	252,399

		5,026,467

Entertainment—0.0%
Great Canadian Gaming Corp. Term Loan, 7.602%, 3M LIBOR + 4.000%, 11/01/26	147,000	140,079

Food—0.0%
Chobani LLC Term Loan B, 6.615%, 1M LIBOR + 3.500%, 10/25/27	129,960	119,130

Healthcare-Services—0.2%
Da Vinci Purchaser Corp. Term Loan, 7.464%, 3M LIBOR + 4.000%, 01/08/27	393,932	370,789
Envision Healthcare Corp.
First Out Term Loan, 10.531%, 3M TSFR + 7.875%, 03/31/27	139,135	129,859
Second Out Term Loan, 6.830%, 3M TSFR + 4.250%, 03/31/27	928,471	425,240
Quorum Health Corp. Term Loan, 10.598%, 3M LIBOR + 8.250%, 04/29/25 †	581,642	398,424
RegionalCare Hospital Partners Holdings, Inc. Term Loan B, 6.871%, 1M LIBOR + 3.750%, 11/16/25	251,646	234,615

		1,558,927

Housewares—0.1%
Springs Windows Fashions LLC Term Loan B, 7.602%, 3M LIBOR + 4.000%, 10/06/28	1,155,195	906,828

Insurance—0.1%
Ryan Specialty Group LLC Term Loan, 6.134%, 1M TSFR + 3.000%, 09/01/27	3	3
Sedgwick Claims Management Services, Inc.
Term Loan B, 6.365%, 1M LIBOR + 3.250%, 12/31/25	179,920	170,849
Term Loan B3, 7.365%, 1M LIBOR + 4.250%, 09/03/26	175,200	169,396

		340,248

Internet—0.4%
I-Logic Technologies Bidco Ltd. Term Loan B, 7.703%, 3M TSFR + 4.000%, 02/16/28	242,396	232,851

BHFTI-73

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
MH Sub I LLC
1st Lien Term Loan, 6.615%, 1M LIBOR + 3.750%, 09/13/24	366,357	$349,871
2nd Lien Term Loan, 9.282%, 1M TSFR + 6.250%, 02/23/29	129,000	121,798
Incremental Term Loan, 6.865%, 1M LIBOR + 3.750%, 09/13/24	850,651	812,372
Proofpoint, Inc. 2nd Lien Term Loan, 9.320%, 3M LIBOR + 6.250%, 08/31/29	969,225	942,571
PUG LLC Term Loan, 6.615%, 1M LIBOR + 3.500%, 02/12/27	373,404	326,729

		2,786,192

Leisure Time—0.0%
Peloton Interactive, Inc. Term Loan, 8.346%, 1M TSFR + 6.500%, 05/25/27	282,293	276,382

Lodging—0.1%
Fertitta Entertainment LLC Term Loan B, 7.034%, TSFR + 4.000%, 01/27/29	1,145,315	1,065,461

Machinery-Diversified—0.4%
SPX Flow, Inc. Term Loan, 7.634%, 1M TSFR + 4.500%, 04/05/29	876,000	811,395
Titan Acquisition, Ltd. Term Loan B, 5.877%, 6M LIBOR + 3.000%, 03/28/25	2,250,638	2,031,669

		2,843,064

Media—0.3%
Altice Financing S.A. USD Term Loan B, 5.262%, 3M LIBOR + 2.750%, 07/15/25	79,441	74,873
DirecTV Financing LLC Term Loan, 8.115%, 1M LIBOR + 5.000%, 08/02/27	2,657,005	2,482,224
Radiate Holdco LLC Term Loan B, 6.365%, 1M LIBOR + 3.250%, 09/25/26	131,010	121,512

		2,678,609

Metal Fabricate/Hardware—0.0%
Grinding Media, Inc. Term Loan B, 7.509%, 3M LIBOR + 4.000%, 10/12/28	258,391	231,260

Oil & Gas—0.8%
Ascent Resources Utica Holdings LLC Fixed 2nd Lien Term Loan, 11.455%, 3M LIBOR + 9.000%, 11/01/25	6,210,612	6,521,142

Oil & Gas Services—0.0%
Lealand Finance Company B.V. Make Whole Term Loan, 6.115%, 1M LIBOR + 3.000%, 06/28/24	31,220	19,512

Packaging & Containers—0.1%
BWAY Holding Co. Term Loan B, 5.814%, 2M LIBOR + 3.250%, 04/03/24	826,973	773,220

Packaging & Containers—(Continued)
Clydesdale Acquisition Holdings, Inc. Term Loan B, 7.309%, 1M TSFR + 4.175%, 04/13/29	270,323	255,744

		1,028,964

Pharmaceuticals—0.2%
Gainwell Acquisition Corp. Term Loan B, 7.674%, 3M LIBOR + 4.000%, 10/01/27	1,637,301	1,564,987

Pipelines—0.1%
Freeport LNG Investments LLLP Term Loan B, 6.210%, 3M LIBOR + 3.500%, 12/21/28	708,941	656,657
M6 ETX Holdings II Midco LLC Term Loan B, 7.990%, 3M TSFR + 4.500%, 09/19/29	449,000	441,797

		1,098,454

Retail—0.3%
Foundation Building Materials Holding Co. LLC Term Loan, 6.056%, 3M LIBOR + 3.250%, 01/31/28	251,138	227,436
IRB Holding Corp. Term Loan B, 5.696%, 1M TSFR + 3.000%, 12/15/27	461,135	432,026
SRS Distribution, Inc. Incremental Term Loan, 6.177%, 3M TSFR + 3.500%, 06/02/28	620,202	572,524
Staples, Inc. 7 Year Term Loan, 7.782%, 3M LIBOR + 5.000%, 04/16/26	188,887	166,221
White Cap Buyer LLC Term Loan B, 6.784%, 1M TSFR + 3.750%, 10/19/27	927,109	870,710

		2,268,917

Shipbuilding—0.1%
MHI Holdings LLC Term Loan B, 8.115%, 1M LIBOR + 5.000%, 09/21/26	806,097	794,005

Software—2.3%
Ascend Learning LLC 2nd Lien Term Loan, 8.865%, 1M LIBOR + 5.750%, 12/10/29	345,000	302,738
Athenahealth, Inc.
Delayed Draw Term Loan, 3.500%, 02/15/29 (j)	1,439,019	1,292,959
Term Loan B, 6.576%, 1M TSFR + 3.500%, 02/15/29	3,456,993	3,106,108
Banff Merger Sub, Inc.
Term Loan, 6.865%, 1M LIBOR + 3.750%, 10/02/25	182,767	173,686
USD 2nd Lien Term Loan, 8.615%, 1M LIBOR + 5.500%, 02/27/26	1,141,000	1,068,974
CDK Global, Inc. USD Term Loan B, 6.610%, 3M TSFR + 4.500%, 07/06/29	268,000	258,662
Cloudera, Inc.
2nd Lien Term Loan, 9.115%, 1M LIBOR + 6.000%, 10/08/29	941,564	809,745
Term Loan, 6.865%, 1M LIBOR + 3.750%, 10/08/28	921,934	819,369
EP Purchaser LLC Term Loan B, 7.174%, 3M LIBOR + 3.500%, 11/06/28	418,594	409,612
Epicor Software Corp.
2nd Lien Term Loan, 10.865%, 1M LIBOR + 7.750%, 07/31/28	210,000	205,695
Term Loan, 6.365%, 1M LIBOR + 3.250%, 07/30/27	270,812	253,999

BHFTI-74

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Grab Holdings, Inc. Term Loan B, 7.620%, 1M LIBOR + 4.500%, 01/29/26	285,245	$268,962
Greeneden U.S. Holdings II LLC USD Term Loan B4, 7.115%, 1M LIBOR + 4.000%, 12/01/27	441,463	421,486
Helios Software Holdings, Inc. USD Term Loan B, 7.453%, 3M TSFR + 3.750%, 03/11/28	302,429	287,118
Planview Parent, Inc. 2nd Lien Term Loan, 10.924%, 3M LIBOR + 7.250%, 12/18/28	370,000	349,650
Polaris Newco LLC USD Term Loan B, 7.674%, 1M LIBOR + 4.000%, 06/02/28	327,189	302,773
Realpage, Inc. 2nd Lien Term Loan, 9.615%, 1M LIBOR + 6.500%, 04/23/29	1,610,154	1,561,849
Renaissance Holding Corp. 1st Lien Term Loan, 6.365%, 1M LIBOR + 3.250%, 05/30/25	12,251	11,677
Severin Acquisition LLC Term Loan B, 6.034%, 1M LIBOR + 3.000%, 08/01/25	200,200	194,882
Sophia L.P.
2nd Lien Term Loan, 11.674%, 3M LIBOR + 8.000%, 10/09/28	1,828,000	1,823,430
Term Loan B, 7.174%, 3M LIBOR + 3.500%, 10/07/27	711,414	685,626
Sovos Compliance LLC Term Loan, 7.615%, 1M LIBOR + 4.500%, 08/11/28	473,086	452,980
Tibco Software, Inc.
2022 USD Term Loan, 03/30/29 (i)	1,642,000	1,475,976
Ultimate Software Group, Inc.
2nd Lien Term Loan, 7.535%, 3M LIBOR + 5.250%, 05/03/27	1,214,500	1,153,775
Term Loan B, 6.865%, 1M LIBOR + 3.750%, 05/04/26	230,261	219,947
Veritas U.S., Inc. USD Term Loan B, 8.674%, 3M LIBOR + 5.000%, 09/01/25	635,853	506,695

		18,418,373

Telecommunications—0.5%
Altice France S.A.
Term Loan B13, 6.905%, 3M LIBOR + 4.000%, 08/14/26	286,827	261,012
Delta TopCo, Inc. Term Loan B, 6.832%, 3M LIBOR + 3.750%, 12/01/27	461,408	419,305
Digicel International Finance, Ltd. Exit Term Loan B, 6.365%, 1M LIBOR + 3.250%, 05/28/24	1,533,542	1,370,603
Frontier Communications Corp. DIP Term Loan B, 7.438%, 3M LIBOR + 3.750%, 05/01/28	693,440	648,366
Intelsat Jackson Holdings S.A. Exit Term Loan B, 6.780%, 3M TSFR + 4.500%, 02/01/29	710,697	669,240
ViaSat, Inc. Term Loan, 7.649%, 1M TSFR + 4.500%, 03/02/29	459,786	408,635
Zayo Group Holdings, Inc. Term Loan, 6.115%, 1M LIBOR + 3.000%, 03/09/27	468,696	393,872

		4,171,033

Transportation—0.0%
AIT Worldwide Logistics, Inc. Term Loan, 7.043%, 3M LIBOR + 4.750%, 04/06/28	295,020	271,418

Total Floating Rate Loans (Cost $91,123,918)		85,448,664

Common Stocks—0.7%
Security Description	Shares/ Principal Amount*	Value

Building Products—0.0%
Azek Co., Inc. (The) (k)	452	7,512

Chemicals—0.1%
Diversey Holdings, Ltd. (a) (k)	82,488	400,891
Element Solutions, Inc.	36,277	590,227

		991,118

Containers & Packaging—0.1%
Ardagh Metal Packaging S.A.	75,788	366,814

Electrical Equipment—0.0%
Sensata Technologies Holding plc	3,999	149,083

IT Services—0.0%
Block, Inc. (k)	2,424	133,296
Twilio, Inc. - Class A (k)	1,208	83,521

		216,817

Life Sciences Tools & Services—0.1%
Syneos Health, Inc. (k)	12,806	603,803

Media—0.0%
Clear Channel Outdoor Holdings, Inc. (a) (k)	97,865	134,075

Metals & Mining—0.1%
Constellium SE (k)	71,641	726,440

Oil, Gas & Consumable Fuels—0.2%
Cheniere Energy, Inc.	3,216	533,567
Chesapeake Energy Corp. (a)	6,550	617,075
Energy Transfer L.P.	41,745	460,447

		1,611,089

Road & Rail—0.0%
Uber Technologies, Inc. (k)	8,003	212,080

Software—0.1%
Informatica, Inc. - Class A (a) (k)	27,646	554,855

Total Common Stocks (Cost $7,812,808)		5,573,686

Convertible Bonds—0.5%

Commercial Services—0.0%
Nexi S.p.A. Zero Coupon, 02/24/28 (EUR)	100,000	68,261

Engineering & Construction—0.0%
Cellnex Telecom S.A. 0.750%, 11/20/31 (EUR)	300,000	191,533

BHFTI-75

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Shares/ Principal Amount*	Value

Internet—0.1%
Uber Technologies, Inc. Zero Coupon, 12/15/25	777,000	$644,838

Lodging—0.0%
Accor S.A. 0.700%, 12/07/27 (EUR)	80,400	29,756

Media—0.4%
Cable One, Inc. 1.125%, 03/15/28	532,000	383,040
Liberty Broadband Corp.
1.250%, 09/30/50 (144A)	997,000	942,165
2.750%, 09/30/50 (144A)	1,858,000	1,781,309

		3,106,514

Total Convertible Bonds (Cost $4,841,659)		4,040,902

Escrow Shares—0.0%

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc. (Cost $0)	2,229,000	8,247

Short-Term Investment—2.8%

Repurchase Agreement—2.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $22,294,106; collateralized by U.S. Treasury Note at 3.526%, maturing 01/31/24, with a market value of $22,737,980.	22,292,062	22,292,062

Total Short-Term Investments (Cost $22,292,062)		22,292,062

Securities Lending Reinvestments (l)—9.6%

Certificates of Deposit—2.6%
Bank of Montreal 3.400%, FEDEFF PRV + 0.320%, 10/04/22 (b)	1,000,000	1,000,000
Bank of Nova Scotia
3.460%, FEDEFF PRV + 0.380%, 01/06/23 (b)	1,000,000	1,000,286
3.470%, SOFR + 0.510%, 03/15/23 (b)	1,000,000	1,000,000
Barclays Bank plc 3.430%, SOFR + 0.450%, 10/07/22 (b)	1,000,000	1,000,044
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (b)	1,000,000	999,852
Commonwealth Bank of Australia 3.360%, SOFR + 0.400%, 11/25/22 (b)	1,000,000	1,000,263
Cooperatieve Rabobank UA 3.490%, SOFR + 0.530%, 02/01/23 (b)	2,000,000	2,001,640
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	1,000,000	1,000,158

Certificates of Deposit—(Continued)
Credit Agricole S.A. 3.450%, FEDEFF PRV + 0.370%, 11/18/22 (b)	2,000,000	2,000,312
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (b)	1,000,000	1,000,117
Mizuho Bank, Ltd. 3.300%, SOFR + 0.320%, 10/26/22 (b)	2,000,000	2,000,000
Natixis S.A. (New York)
3.460%, SOFR + 0.500%, 12/01/22 (b)	2,000,000	2,000,892
3.460%, SOFR + 0.500%, 02/13/23 (b)	2,000,000	2,001,586
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (b)	1,000,000	1,000,119
Toronto-Dominion Bank (The)
3.340%, SOFR + 0.360%, 03/21/23 (b)	1,000,000	1,000,000
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (b)	1,000,000	1,000,460

		21,005,729

Commercial Paper—0.7%
DNB Bank ASA 3.440%, SOFR + 0.480%, 06/02/23 (b)	1,000,000	1,000,403
Macquarie Bank Ltd.
3.420%, SOFR + 0.440%, 11/16/22 (b)	1,000,000	1,000,272
3.560%, SOFR + 0.580%, 02/03/23 (b)	2,000,000	2,001,876
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (b)	2,000,000	2,000,000

		6,002,551

Repurchase Agreements—4.5%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $5,001,271; collateralized by U.S. Government Agency Obligations with rates ranging from 0.517% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $10,561,843; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $10,770,433.	10,559,248	10,559,248
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $10,552,699; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $10,787,911.	10,550,000	10,550,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $600,150; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $612,408.	600,000	600,000

BHFTI-76

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $5,001,271; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $5,555,321.	5,000,000	$5,000,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $800,205; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $888,851.	800,000	800,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $2,000,527; collateralized by various Common Stock with an aggregate market value of $2,224,902.	2,000,000	2,000,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $2,000,525; collateralized by various Common Stock with an aggregate market value of $2,200,578.	2,000,000	2,000,000

		36,509,248

Mutual Funds—1.8%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (m)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (m)	4,000,000	4,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (m)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (m)	5,000,000	5,000,000

		15,000,000

Total Securities Lending Reinvestments (Cost $78,509,284)		78,517,528

Total Purchased Options—0.0% (n) (Cost $29,358)		34,830
Total Investments—108.4% (Cost $1,008,600,347)		877,724,032
Unfunded Loan Commitments—(0.1)% (Cost $(653,468))		(653,468)
Net Investments—108.3% (Cost $1,007,946,879)		877,070,564
Other assets and liabilities (net)—(8.3)%		(67,488,025)

Net Assets—100.0%		$809,582,539

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $490,892, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $96,580,047 and the collateral received consisted of cash in the amount of $78,509,673 and non-cash collateral with a value of $22,326,575. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent less than 0.05% of net assets.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after September 30, 2022, at which time the interest rate will be determined.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	Non-income producing security.
(l)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(m)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(n)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $552,753,466, which is 68.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Tendam Brands S.A.U., 5.517%, 09/15/24	07/01/20	$100,000	$104,851	$92,468
Quorum Health Corp., 10.598%, 04/29/25	07/07/20-04/28/21	581,642	585,721	398,424

				$490,892

BHFTI-77

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	111,103	SCB	12/21/22	USD	123,958	$240

Contracts to Deliver
EUR	15,020,000	BOM	12/21/22	USD	15,090,507	280,236
EUR	249,000	DBAG	12/21/22	USD	250,417	4,894
GBP	2,504,000	CBNA	12/21/22	USD	2,878,380	79,254

Net Unrealized Appreciation						$364,624

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation
Euro-Bobl Futures	12/08/22	(1)	EUR	(119,750)	$3,243
U.S. Treasury Long Bond Futures	12/20/22	(2)	USD	(252,813)	19,138
U.S. Treasury Note 10 Year Futures	12/20/22	(39)	USD	(4,370,438)	212,546
U.S. Treasury Ultra Long Bond Futures	12/20/22	(43)	USD	(5,891,000)	501,568

Net Unrealized Appreciation					$736,495

Purchased Options

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call -OTC-5 Yr. CDS	3.000%	BBP	ITRX.EUR.XOVER.37.V1	Sell	11/16/22	300,000	EUR	300,000	$68	$—	$(68)
Put -OTC-5 Yr. CDS	7.500%	BBP	ITRX.EUR.XOVER.37.V1	Buy	11/16/22	300,000	EUR	300,000	3,158	2,484	(674)

Totals									$3,226	$2,484	$(742)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Euro STOXX 50 Index	EUR	3,400.000	10/21/22	9	EUR	90	$4,997	$11,334	$6,337
Put - Euro STOXX 50 Index	EUR	3,400.000	11/18/22	2	EUR	20	2,238	3,548	1,310
Put - STOXX Europe 600 Personal & Household Goods Index	EUR	800.000	12/16/22	2	EUR	100	2,239	1,627	(612)
Put - STOXX Europe 600 Automobiles & Parts Index	EUR	470.000	12/16/22	4	EUR	200	4,481	5,527	1,046
Put - STOXX Europe 600 Automobiles & Parts Index	EUR	350.000	12/16/22	8	EUR	400	4,784	2,234	(2,550)
Put - STOXX Europe 600 Chemicals Index	EUR	1,040.000	12/16/22	3	EUR	150	4,404	6,880	2,476
Put - STOXX Europe 600 Chemicals Index	EUR	840.000	12/16/22	4	EUR	200	2,989	1,196	(1,793)

Totals							$26,132	$32,346	$6,214

Written Options

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC-5 Yr. CDS	5.250%	BBP	ITRX.EUR.XOVER.37.V1	Buy	11/16/22	(300,000)	EUR	(300,000)	$(2,621)	$(1,419)	$1,202

BHFTI-78

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Written Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Euro STOXX 50 Index	EUR	3,200.000	10/21/22	(9)	EUR	(90)	$(2,473)	$(3,978)	$(1,505)
Put - Euro STOXX 50 Index	EUR	3,100.000	11/18/22	(1)	EUR	(10)	(598)	(653)	(55)
Put - STOXX Europe 600 Automobiles & Parts Index	EUR	400.000	12/16/22	(4)	EUR	(200)	(1,961)	(2,176)	(215)
Put - STOXX Europe 600 Chemicals Index	EUR	940.000	12/16/22	(3)	EUR	(150)	(1,964)	(2,690)	(726)

Totals							$(6,996)	$(9,497)	$(2,501)

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ITRX.FINSUB.38.V1	(1.000%)	Quarterly	12/20/27	2.697%	EUR	92,000	$6,922	$7,516	$(594)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	BBP	23.613%	EUR	1,762	$(500)	$(431)	$(69)
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	BBP	23.613%	EUR	4,952	(1,404)	(1,211)	(193)
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	CBNA	23.613%	EUR	1,437	(407)	(362)	(45)
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	JPMC	23.613%	EUR	1,849	(524)	(454)	(70)
CMA CGM S.A 7.500%, due 01/15/26	5.000%	Quarterly	06/20/27	BBP	5.978%	EUR	5,870	(210)	175	(385)
CMA CGM S.A 7.500%, due 01/15/26	5.000%	Quarterly	06/20/27	CSI	5.978%	EUR	32,372	(1,156)	1,045	(2,201)
CMA CGM S.A 7.500%, due 01/15/26	5.000%	Quarterly	06/20/27	JPMC	5.978%	EUR	8,650	(309)	297	(606)
CMA CGM S.A 7.500%, due 01/15/26	5.000%	Quarterly	06/20/27	JPMC	5.978%	EUR	30,578	(1,092)	1,069	(2,161)
CMA CGM S.A 7.500%, due 01/15/26	5.000%	Quarterly	06/20/27	JPMC	5.978%	EUR	32,530	(1,162)	1,137	(2,299)
CMA CGM S.A. 7.500%, due 01/15/26	5.000%	Quarterly	06/20/26	BBP	5.297%	EUR	10,000	(91)	709	(800)
CMA CGM S.A. 7.500%, due 01/15/26	5.000%	Quarterly	06/20/26	CSI	5.297%	EUR	10,000	(91)	395	(486)
CMA CGM S.A. 7.500%, due 01/15/26	5.000%	Quarterly	12/20/26	JPMC	5.615%	EUR	70,000	(1,455)	2,637	(4,092)
CMA CGM S.A. 7.500%, due 01/15/26	5.000%	Quarterly	06/20/27	CSI	5.978%	EUR	110,000	(3,930)	4,784	(8,714)
Casino Guichard Perrachon S.A. 4.048%, due 08/05/26	5.000%	Quarterly	06/20/23	JPMC	37.099%	EUR	50,000	(9,244)	(3,277)	(5,967)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	12/20/23	BBP	2.308%	USD	348,000	(5,368)	(6,519)	1,151
Faurecia SE 3.125%, due 06/15/26	5.000%	Quarterly	06/20/25	JPMC	4.042%	EUR	30,000	700	1,272	(572)
Intrum AB 3.125% due 07/15/24	5.000%	Quarterly	12/20/26	CSI	7.823%	EUR	100,000	(8,757)	6,924	(15,681)

BHFTI-79

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Jaguar Land Rover Automotive plc 2.200%, due 01/15/24	5.000%	Quarterly	12/20/26	BBP	12.380%	EUR	25,380	$(5,042)	$945	$(5,987)
Jaguar Land Rover Automotive plc 2.200%, due 01/15/24	5.000%	Quarterly	12/20/26	CSI	12.380%	EUR	24,671	(4,901)	971	(5,872)
K&S AG 3.250%, due 07/18/24	5.000%	Quarterly	12/20/26	JPMC	4.807%	EUR	60,000	404	4,589	(4,185)
Ladbrokes Group Finance plc 5.125%, due 09/08/23	1.000%	Quarterly	06/20/27	JPMC	5.811%	EUR	30,000	(5,321)	(3,157)	(2,164)
Ladbrokes Group Finance plc 5.125%, due 09/16/22	1.000%	Quarterly	06/20/27	JPMC	5.811%	EUR	110,000	(19,512)	(19,461)	(51)
Novafives SAS 5.000%, due 06/15/25	5.000%	Quarterly	06/20/23	CBNA	27.243%	EUR	40,000	(5,383)	(2,052)	(3,331)
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	06/20/25	CBNA	3.648%	EUR	10,755	(698)	(1,044)	346
Virgin Media Finance plc 3.750%, due 7/15/30	5.000%	Quarterly	12/20/25	JPMC	4.427%	EUR	30,000	481	2,686	(2,205)

Totals								$(74,972)	$(8,333)	$(66,639)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BOM)—	Bank Of Montreal
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(JPMC)—	JPMorgan Chase Bank N.A.
(SCB)—	Standard Chartered Bank

Currencies

(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(ITRX.FINSUB)—	Markit iTraxx Europe Subordinated Financial CDS Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Financing Rate
(UKG)—	United Kingdom Goverment Bond

Other Abbreviations

(CDS)—	Credit Default Swap
(ICE)—	Intercontinental Exchange, Inc.
(DAC)—	Designated Activity Company

BHFTI-80

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$10,249,203	$—	$10,249,203
Aerospace/Defense	—	24,526,042	—	24,526,042
Agriculture	—	1,109,671	—	1,109,671
Airlines	—	15,244,326	—	15,244,326
Apparel	—	1,486,655	—	1,486,655
Auto Manufacturers	—	10,470,034	—	10,470,034
Auto Parts & Equipment	—	12,460,631	—	12,460,631
Banks	—	9,259,493	—	9,259,493
Biotechnology	—	168,175	—	168,175
Building Materials	—	5,607,417	—	5,607,417
Chemicals	—	17,405,647	—	17,405,647
Commercial Services	—	36,791,018	—	36,791,018
Computers	—	6,933,531	—	6,933,531
Cosmetics/Personal Care	—	158,910	—	158,910
Distribution/Wholesale	—	762,882	—	762,882
Diversified Financial Services	—	17,028,210	—	17,028,210
Electric	—	10,164,839	—	10,164,839
Electrical Components & Equipment	—	2,217,289	—	2,217,289
Electronics	—	6,556,871	—	6,556,871
Energy-Alternate Sources	—	165,512	—	165,512
Engineering & Construction	—	1,517,114	—	1,517,114
Entertainment	—	30,098,636	—	30,098,636
Environmental Control	—	6,552,142	—	6,552,142
Food	—	17,477,574	—	17,477,574
Food Service	—	2,270,843	—	2,270,843
Healthcare-Products	—	7,297,385	—	7,297,385
Healthcare-Services	—	29,106,907	—	29,106,907
Home Builders	—	4,192,074	—	4,192,074
Home Furnishings	—	846,633	—	846,633
Household Products/Wares	—	848,818	—	848,818
Housewares	—	1,737,458	—	1,737,458
Insurance	—	16,253,267	—	16,253,267
Internet	—	15,474,300	—	15,474,300
Investment Companies	—	3,834,432	—	3,834,432
Iron/Steel	—	5,873,502	—	5,873,502
Leisure Time	—	14,166,722	—	14,166,722
Lodging	—	5,218,277	—	5,218,277
Machinery-Construction & Mining	—	3,235,969	—	3,235,969
Machinery-Diversified	—	7,305,311	—	7,305,311
Media	—	45,299,890	—	45,299,890
Metal Fabricate/Hardware	—	2,079,787	—	2,079,787
Mining	—	13,933,664	—	13,933,664

BHFTI-81

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Miscellaneous Manufacturing	$—	$1,282,882	$—	$1,282,882
Office/Business Equipment	—	286,141	—	286,141
Oil & Gas	—	45,449,957	—	45,449,957
Oil & Gas Services	—	3,224,512	—	3,224,512
Packaging & Containers	—	18,736,897	—	18,736,897
Pharmaceuticals	—	10,189,195	—	10,189,195
Pipelines	—	41,475,471	—	41,475,471
Real Estate	—	3,430,473	0	3,430,473
Real Estate Investment Trusts	—	14,582,362	—	14,582,362
Retail	—	21,111,273	—	21,111,273
Semiconductors	—	4,622,726	—	4,622,726
Software	—	34,750,987	—	34,750,987
Telecommunications	—	55,912,906	—	55,912,906
Toys/Games/Hobbies	—	1,475,415	—	1,475,415
Transportation	—	876,888	—	876,888
Trucking & Leasing	—	857,281	—	857,281
Water	—	155,686	—	155,686
Total Corporate Bonds & Notes	—	681,808,113	0	681,808,113
Total Floating Rate Loans (Less Unfunded Loan Commitments of $653,468)*	—	84,795,196	—	84,795,196
Total Common Stocks*	5,573,686	—	—	5,573,686
Total Convertible Bonds*	—	4,040,902	—	4,040,902
Total Escrow Shares*	—	8,247	—	8,247
Total Short-Term Investment*	—	22,292,062	—	22,292,062
Securities Lending Reinvestments
Certificates of Deposit	—	21,005,729	—	21,005,729
Commercial Paper	—	6,002,551	—	6,002,551
Repurchase Agreements	—	36,509,248	—	36,509,248
Mutual Funds	15,000,000	—	—	15,000,000
Total Securities Lending Reinvestments	15,000,000	63,517,528	—	78,517,528
Purchased Options
Credit Default Swaptions at Value	—	2,484	—	2,484
Options on Exchange-Traded Futures Contracts at Value	32,346	—	—	32,346
Total Purchased Options	32,346	2,484	—	34,830
Total Net Investment	$20,606,032	$856,464,532	$0	$877,070,564

Collateral for Securities Loaned (Liability)	$—	$(78,509,673)	$—	$(78,509,673)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$364,624	$—	$364,624
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$736,495	$—	$—	$736,495
Written Options
Credit Default Swaptions at Value	$—	$(1,419)	$—	$(1,419)
Options on Exchange-Traded Futures Contracts at Value	(9,497)	—	—	(9,497)
Total Written Options	$(9,497)	$(1,419)	$—	$(10,916)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(594)	$—	$(594)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,585	$—	$1,585
OTC Swap Contracts at Value (Liabilities)	—	(76,557)	—	(76,557)
Total OTC Swap Contracts	$—	$(74,972)	$—	$(74,972)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

BHFTI-82

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Allspring Mid Cap Value Portfolio (Class A) (a)	1,397,820	$14,733,027
Baillie Gifford International Stock Portfolio (Class A) (b)	7,531,966	58,222,100
BlackRock Capital Appreciation Portfolio (Class A) (b)	2,045,707	49,935,718
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,548,886	43,118,961
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	4,997,170	37,878,550
Brighthouse/Artisan International Portfolio (Class A) (a)	7,565,514	59,011,012
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	55,992	10,866,389
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	8,680,206	69,441,651
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	2,778,479	73,879,765
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	5,007,252	54,528,970
CBRE Global Real Estate Portfolio (Class A) (a)	4,620,060	41,118,533
Frontier Mid Cap Growth Portfolio (Class A) (b)	704,399	14,130,243
Harris Oakmark International Portfolio (Class A) (a)	8,180,007	74,928,861
Invesco Comstock Portfolio (Class A) (a)	6,903,509	84,567,986
Invesco Global Equity Portfolio (Class A) (a)	1,949,391	33,354,085
Invesco Small Cap Growth Portfolio (Class A) (a)	3,650,871	25,410,059
Jennison Growth Portfolio (Class A) (b)	7,899,250	75,437,836
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,949,824	30,147,205
Loomis Sayles Growth Portfolio (Class A) (a)	8,574,431	87,201,962

Affiliated Investment Companies—(Continued)
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	4,644,277	40,823,195
MFS Research International Portfolio (Class A) (a)	4,804,602	46,028,091
MFS Value Portfolio (Class A) (b)	7,063,134	92,738,947
Morgan Stanley Discovery Portfolio (Class A) (a)	1,415,356	6,680,483
Neuberger Berman Genesis Portfolio (Class A) (b)	1,035,733	17,027,453
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	3,792,898	30,912,120
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	5,463,596	78,402,596
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,285,835	84,248,806
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,419,099	10,898,678
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,648,873	25,722,420
VanEck Global Natural Resources Portfolio (Class A) (b)	2,576,510	30,016,344
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	414,286	7,386,719

Total Mutual Funds (Cost $1,817,868,807)		1,408,798,765

Total Investments—100.0% (Cost $1,817,868,807)		1,408,798,765
Other assets and liabilities (net)—0.0%		(548,782)

Net Assets—100.0%		$1,408,249,983

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,408,798,765	$—	$—	$1,408,798,765
Total Investments	$1,408,798,765	$—	$—	$1,408,798,765

BHFTI-83

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mutual Funds—70.4% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—70.4%
AB International Bond Portfolio (Class A) (a)	13,942,912	$103,456,404
Allspring Mid Cap Value Portfolio (Class A) (a)	11,259,179	118,671,751
Baillie Gifford International Stock Portfolio (Class A) (b)	26,580,616	205,468,165
BlackRock Bond Income Portfolio (Class A) (b)	6,872,908	606,465,384
BlackRock Capital Appreciation Portfolio (Class A) (b)	677,626	16,540,855
BlackRock High Yield Portfolio (Class A) (a)	12,578,270	83,142,365
Brighthouse Small Cap Value Portfolio (Class A) (a)	7,814,456	94,945,642
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	10,217,898	77,451,666
Brighthouse/Artisan International Portfolio (Class A) (a)	20,501,178	159,909,186
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	606,316	117,667,692
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	13,519,218	108,153,746
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	13,733,456	126,897,132
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	25,046,191	212,642,165
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	15,336,251	107,813,846
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	1,172,144	31,167,322
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	3,219,988	35,065,669
CBRE Global Real Estate Portfolio (Class A) (a)	7,652,543	68,107,635
Frontier Mid Cap Growth Portfolio (Class A) (b)	5,009,497	100,490,514
Harris Oakmark International Portfolio (Class A) (a)	30,987,491	283,845,419
Invesco Comstock Portfolio (Class A) (a)	711,211	8,712,337
Invesco Global Equity Portfolio (Class A) (a)	4,423,232	75,681,504
Invesco Small Cap Growth Portfolio (Class A) (a)	9,923,131	69,064,990
Jennison Growth Portfolio (Class A) (b)	2,562,618	24,473,001
JPMorgan Core Bond Portfolio (Class A) (a)	40,999,925	357,519,347
JPMorgan Small Cap Value Portfolio (Class A) (a)	6,745,874	68,942,831
Loomis Sayles Growth Portfolio (Class A) (a)	1,889,489	19,216,106
MFS Research International Portfolio (Class A) (a)	21,284,486	203,905,374
MFS Value Portfolio (Class A) (b)	1,938,940	25,458,276
Morgan Stanley Discovery Portfolio (Class A) (a)	7,620,375	35,968,171
Neuberger Berman Genesis Portfolio (Class A) (b)	3,384,276	55,637,493
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	17,955,185	163,930,841
PIMCO Total Return Portfolio (Class A) (a)	48,383,844	458,194,999
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	8,592,551	70,029,289
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	768,232	19,697,470
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	7,695,445	59,101,016
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	6,233,953	97,249,670
TCW Core Fixed Income Portfolio (Class A) (a)	57,409,846	489,705,988
VanEck Global Natural Resources Portfolio (Class A) (b)	9,599,753	111,837,122
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	25,915,457	271,334,833
Western Asset Management U.S. Government Portfolio (Class A) (b)	28,975,155	294,387,571

Total Mutual Funds (Cost $6,901,660,597)		5,637,950,787

U.S. Treasury & Government Agencies—30.0%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage-Backed—1.9%
Fannie Mae 30 Yr. Pool
4.000%, 08/01/47	24,815	23,473
4.000%, 06/01/48	103,332	97,636
4.000%, 11/01/48	6,105	5,767
4.000%, 03/01/49	1,083,454	1,024,120
4.000%, 08/01/49	126,081	118,420
4.000%, 03/01/50	23,317,445	21,922,379
4.000%, 07/01/50	4,633,773	4,372,745
Fannie Mae Pool
2.920%, 03/01/35	2,950,000	2,419,248
3.180%, 07/01/35	2,540,142	2,212,244
Freddie Mac 30 Yr. Pool
4.000%, 05/01/48	5,424	5,106
4.000%, 03/01/50	98,906	93,414
4.000%, 05/01/50	26,696	24,911
Freddie Mac Multifamily Structured Pass-Through Certificates 3.176%, 11/25/28	3,872,336	3,728,286
Ginnie Mae II 30 Yr. Pool 4.000%, TBA (d)	110,000,000	102,639,452
Uniform Mortgage-Backed Securities 30 Yr. Pool 4.000%, TBA (d)	16,000,000	14,831,250

		153,518,451

Federal Agencies—0.3%
Resolution Funding Corp. Principal Strip Zero Coupon, 04/15/30	19,500,000	14,107,632
Tennessee Valley Authority
2.875%, 02/01/27	1,700,000	1,615,265
4.250%, 09/15/65	10,000,000	8,918,430

		24,641,327

U.S. Treasury—27.8%
U.S. Treasury Bonds
1.375%, 11/15/40	48,000,000	31,029,375
1.375%, 08/15/50	358,500,000	207,579,903
1.625%, 11/15/50	144,200,000	89,527,923
1.875%, 02/15/41 (e)	10,800,000	7,649,859
1.875%, 02/15/51	173,000,000	114,531,406
2.000%, 08/15/51	57,600,000	39,343,500
2.250%, 05/15/41	75,000,000	56,698,242
2.750%, 11/15/42	196,000,000	158,782,969
2.875%, 05/15/43	126,000,000	103,846,641
2.875%, 11/15/46	114,100,000	93,178,695
2.875%, 05/15/52 (f)	56,900,000	47,715,985
3.000%, 11/15/44	80,000,000	66,825,000
3.125%, 02/15/43	89,700,000	77,099,953
3.375%, 05/15/44	99,895,000	89,117,267
U.S. Treasury Notes
0.250%, 09/30/25	40,000,000	35,550,000
0.375%, 12/31/25	50,000,000	44,212,891
0.375%, 09/30/27	125,000,000	104,282,226
0.500%, 02/28/26 (g)	21,100,000	18,618,277
0.750%, 05/31/26	300,000,000	264,937,500
1.375%, 10/31/28	37,900,000	32,466,680
1.500%, 11/30/24 (g)	100,000,000	94,339,844

BHFTI-84

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.750%, 08/31/23 (f)	422,000,000	$416,378,829
2.750%, 07/31/27	29,400,000	27,684,234

		2,221,397,199

Total U.S. Treasury & Government Agencies (Cost $2,906,349,559)		2,399,556,977

Corporate Bonds & Notes—1.9%

Banks—1.8%
Bank of America Corp. 3.419%, 3M LIBOR + 1.040%, 12/20/28 (h)	20,000,000	17,757,979
Citigroup, Inc.
3.887%, 3M LIBOR + 1.563%, 01/10/28 (h)	20,000,000	18,408,251
Cooperative Rabobank UA 4.375%, 08/04/25	5,000,000	4,777,694
Goldman Sachs Group, Inc. (The)
3.691%, 3M LIBOR + 1.510%, 06/05/28 (h)	10,000,000	9,042,245
3.750%, 02/25/26	19,500,000	18,470,195
HSBC Holdings plc
4.300%, 03/08/26	20,000,000	19,161,497
5.250%, 03/14/44	3,000,000	2,430,850
JPMorgan Chase & Co.
3.540%, 3M LIBOR + 1.380%, 05/01/28 (h)	10,000,000	9,054,092
4.000%, SOFR + 2.745%, 04/01/25 (h)	8,000,000	6,580,000
6.125%, 3M LIBOR + 3.330%, 04/30/24 (h)	3,000,000	2,898,900
Mitsubishi UFJ Financial Group, Inc. 2.852%, 1Y H15 + 1.100%, 01/19/33 (h)	5,100,000	3,952,003
Mizuho Financial Group, Inc. 4.254%, 3M LIBOR + 1.270%, 09/11/29 (h)	5,000,000	4,532,260
Morgan Stanley 3.591%, 3M LIBOR + 1.340%, 07/22/28 (h)	20,000,000	17,991,800
UBS Group AG 3.179%, 1Y H15 + 1.100%, 02/11/43 (144A) (h)	3,000,000	1,932,038
Wells Fargo & Co. 5.900%, 3M LIBOR + 3.110%, 06/15/24 (h)	8,600,000	7,824,370

		144,814,174

Diversified Financial Services—0.0%
Blackstone Holdings Finance Co. LLC 3.200%, 01/30/52 (144A)	1,300,000	832,049

Electric—0.0%
Israel Electric Corp., Ltd. 3.750%, 02/22/32 (144A)	900,000	773,757

Insurance—0.1%
MassMutual Global Funding II 2.500%, 10/17/22 (144A)	4,000,000	3,997,824

Telecommunications—0.0%
AT&T, Inc.
3.500%, 09/15/53	2,045,000	1,362,667
3.800%, 12/01/57	1,556,000	1,051,147

		2,413,814

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	2,282,000	2,054,710

Total Corporate Bonds & Notes (Cost $158,399,960)		154,886,328

Mortgage-Backed Securities—0.2%

Collateralized Mortgage Obligations—0.2%
Citigroup Mortgage Loan Trust 3.000%, 11/27/51 (144A) (h)	21,327,093	17,668,163

Total Mortgage-Backed Securities (Cost $21,210,462)		17,668,163

Municipals—0.0%
Los Angeles Community College District, Build America Bond 6.750%, 08/01/49	400,000	492,825
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	1,611,972

Total Municipals (Cost $2,512,922)		2,104,797

Short-Term Investments—0.1%

Repurchase Agreements—0.1%
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.920%, due on 10/03/22 with a maturity value of $9,602,336; collateralized by U.S. Treasury Note at 3.875%, maturing 09/30/29, with a market value of $9,744,182.	9,600,000	9,600,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $114,298; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $116,610.	114,288	114,288

Total Short-Term Investments (Cost $9,714,288)		9,714,288

Total Investments—102.6% (Cost $9,999,847,788)		8,221,881,340
Other assets and liabilities (net)—(2.6)%		(210,329,721)

Net Assets—100.0%		$8,011,551,619

BHFTI-85

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2022, the value of securities pledged amounted to $794,027.
(f)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of September 30, 2022, the market value of securities pledged amounted to $131,189,086.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2022, the market value of securities pledged was $20,312,298.
(h)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $25,203,831, which is 0.3% of net assets.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank Securities, Inc.	3.030%	09/26/22	10/11/22	USD	12,161,625	$12,161,625
Deutsche Bank Securities, Inc.	3.060%	09/22/22	10/06/22	USD	56,556,500	56,556,500
JPMorgan Securities, LLC	3.000%	09/22/22	10/06/22	USD	26,470,125	26,470,125
JPMorgan Securities, LLC	3.000%	09/22/22	10/12/22	USD	15,819,375	15,819,375
JPMorgan Securities, LLC	3.090%	09/26/22	10/03/22	USD	8,324,375	8,324,375

Total						$119,332,000

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
JPY	20,900,000	JPMC	10/04/22	USD	150,344	$5,937

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation
S&P 500 Index E-Mini Futures	12/16/22	(3,029)	USD	(545,447,175)	$12,352,228

Glossary of Abbreviations

Counterparties

(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-86

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$5,637,950,787	$—	$—	$5,637,950,787
Total U.S. Treasury & Government Agencies*	—	2,399,556,977	—	2,399,556,977
Total Corporate Bonds & Notes*	—	154,886,328	—	154,886,328
Total Mortgage-Backed Securities*	—	17,668,163	—	17,668,163
Total Municipals*	—	2,104,797	—	2,104,797
Total Short-Term Investments*	—	9,714,288	—	9,714,288
Total Investments	$5,637,950,787	$2,583,930,553	$—	$8,221,881,340

Total Reverse Repurchase Agreements (Liability)	$—	$(119,332,000)	$—	$(119,332,000)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,937	$—	$5,937
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$12,352,228	$—	$—	$12,352,228

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-87

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Parsons Corp. (a) (b)	78,308	$3,069,674

Air Freight & Logistics—0.1%
GXO Logistics, Inc. (a) (b)	25,978	910,789

Auto Components—0.7%
Adient plc (a)	119,800	3,324,450
Holley, Inc. (a) (b)	615,358	2,492,200

		5,816,650

Banks—13.9%
Associated Banc-Corp. (b)	187,349	3,761,968
Bank of NT Butterfield & Son, Ltd. (The)	87,700	2,846,742
CVB Financial Corp. (b)	79,851	2,021,827
East West Bancorp, Inc.	177,400	11,910,636
First Financial Bancorp (b)	198,100	4,175,948
First Hawaiian, Inc. (b)	99,107	2,441,005
First Interstate BancSystem, Inc. - Class A (b)	110,087	4,442,010
FNB Corp.	659,700	7,652,520
Hancock Whitney Corp. (b)	304,055	13,928,760
Hope Bancorp, Inc. (b)	235,640	2,978,490
Metropolitan Bank Holding Corp. (a)	39,693	2,554,642
Renasant Corp.	108,893	3,406,173
Sandy Spring Bancorp, Inc. (b)	61,500	2,168,490
SouthState Corp. (b)	61,133	4,836,843
Synovus Financial Corp.	155,400	5,829,054
UMB Financial Corp. (b)	133,136	11,222,033
Umpqua Holdings Corp.	408,250	6,976,993
Valley National Bancorp (b)	594,500	6,420,600
Webster Financial Corp.	247,802	11,200,650
Western Alliance Bancorp (b)	117,500	7,724,450

		118,499,834

Beverages—0.5%
Primo Water Corp.	308,867	3,876,281

Building Products—4.0%
CSW Industrials, Inc. (b)	82,684	9,905,543
Griffon Corp.	154,846	4,571,054
Janus International Group Inc. (a) (b)	246,361	2,197,540
JELD-WEN Holding, Inc. (a) (b)	66,426	581,227
Quanex Building Products Corp. (b)	266,275	4,835,554
Simpson Manufacturing Co., Inc.	57,323	4,494,123
UFP Industries, Inc.	50,347	3,633,040
Zurn Water Solutions Corp. (b)	149,800	3,670,100

		33,888,181

Capital Markets—1.6%
GlassBridge Enterprises, Inc. (a) (b)	572	14,300
MidCap Financial Investment Corp. (b)	185,536	1,896,178
New Mountain Finance Corp. (b)	255,654	2,947,691
Stifel Financial Corp. (b)	164,250	8,526,217
Westwood Holdings Group, Inc.	62,217	599,150

		13,983,536

Chemicals—6.9%
Ashland, Inc.	32,500	$3,086,525
Avient Corp.	382,354	11,585,326
Diversey Holdings, Ltd. (a) (b)	199,219	968,204
Ecovyst, Inc. (a)	390,570	3,296,411
Element Solutions, Inc.	65,593	1,067,198
HB Fuller Co. (b)	66,800	4,014,680
Huntsman Corp.	167,600	4,112,904
Innospec, Inc. (b)	172,859	14,808,831
Mativ Holdings, Inc. (b)	355,172	7,842,198
Minerals Technologies, Inc. (b)	22,942	1,133,564
NewMarket Corp. (b)	23,712	7,133,281

		59,049,122

Commercial Services & Supplies—1.5%
ACCO Brands Corp.	375,817	1,841,503
Ennis, Inc. (b)	126,025	2,536,883
Harsco Corp. (a) (b)	133,469	499,174
Matthews International Corp. - Class A (b)	22,724	509,245
UniFirst Corp. (b)	25,600	4,306,688
Viad Corp. (a) (b)	101,067	3,191,696

		12,885,189

Communications Equipment—0.8%
NetScout Systems, Inc. (a) (b)	99,790	3,125,423
Viavi Solutions, Inc. (a)	268,800	3,507,840

		6,633,263

Construction & Engineering—1.4%
API Group Corp. (a) (b)	327,596	4,347,199
MasTec, Inc. (a) (b)	122,245	7,762,557

		12,109,756

Construction Materials—1.6%
Eagle Materials, Inc.	108,470	11,625,815
Summit Materials, Inc. - Class A (a) (b)	88,900	2,130,044

		13,755,859

Containers & Packaging—2.4%
Berry Global Group, Inc. (a)	121,703	5,662,841
Myers Industries, Inc.	165,161	2,720,202
Silgan Holdings, Inc. (b)	165,937	6,975,991
TriMas Corp. (b)	209,428	5,250,360

		20,609,394

Diversified Consumer Services—0.4%
Service Corp. International	52,650	3,040,011

Diversified Financial Services—0.4%
Jackson Financial, Inc. - Class A (b)	119,505	3,316,264

Electric Utilities—1.2%
ALLETE, Inc.	61,900	3,098,095
Hawaiian Electric Industries, Inc.	86,717	3,005,611
OGE Energy Corp.	110,500	4,028,830

		10,132,536

BHFTI-88

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—2.1%
Atkore, Inc. (a)	150,921	$11,743,163
Babcock & Wilcox Enterprises, Inc. (a) (b)	200,245	1,277,563
Regal Rexnord Corp. (b)	32,306	4,534,470

		17,555,196

Electronic Equipment, Instruments & Components—2.5%
Belden, Inc. (b)	112,111	6,728,902
Flex, Ltd. (a) (b)	355,637	5,924,912
TD SYNNEX Corp.	33,400	2,711,746
TTM Technologies, Inc. (a)	313,876	4,136,886
Vishay Intertechnology, Inc.	107,800	1,917,762

		21,420,208

Energy Equipment & Services—1.4%
Forum Energy Technologies, Inc. (a) (b)	18,776	398,802
Liberty Oilfield Services, Inc. (a)	155,006	1,965,476
Patterson-UTI Energy, Inc. (b)	790,068	9,227,995

		11,592,273

Equity Real Estate Investment Trusts—3.8%
Brandywine Realty Trust (b)	170,800	1,152,900
Independence Realty Trust, Inc.	154,400	2,583,112
Kite Realty Group Trust (b)	209,463	3,606,953
Life Storage, Inc.	38,150	4,225,494
LXP Industrial Trust (b)	322,400	2,953,184
National Health Investors, Inc. (b)	71,900	4,064,507
Outfront Media, Inc. (b)	234,050	3,555,220
RPT Realty	208,900	1,579,284
Spirit Realty Capital, Inc.	128,700	4,653,792
Summit Hotel Properties, Inc.	278,800	1,873,536
Washington Real Estate Investment Trust (b)	144,483	2,537,121

		32,785,103

Food & Staples Retailing—0.4%
Performance Food Group Co. (a)	83,381	3,581,214

Food Products—2.8%
J & J Snack Foods Corp. (b)	133,131	17,236,470
Nomad Foods, Ltd. (a)	320,568	4,552,066
Tootsie Roll Industries, Inc. (b)	64,424	2,144,031

		23,932,567

Gas Utilities—0.4%
Southwest Gas Holdings, Inc.	52,600	3,668,850

Health Care Equipment & Supplies—1.9%
Avanos Medical, Inc. (a)	81,400	1,772,892
Enovis Corp. (a) (b)	10,348	476,732
Integer Holdings Corp. (a)	54,300	3,379,089
Integra LifeSciences Holdings Corp. (a)	95,700	4,053,852
NuVasive, Inc. (a)	63,700	2,790,697
Varex Imaging Corp. (a) (b)	165,684	3,502,560

		15,975,822

Health Care Providers & Services—1.2%
Owens & Minor, Inc. (b)	168,889	4,070,225
Patterson Cos., Inc. (b)	112,186	2,694,707
Premier, Inc. - Class A	49,470	1,679,012
Select Medical Holdings Corp. (b)	88,800	1,962,480

		10,406,424

Hotels, Restaurants & Leisure—3.0%
Choice Hotels International, Inc.	24,900	2,727,048
Cracker Barrel Old Country Store, Inc. (b)	28,700	2,657,046
Denny’s Corp. (a)	451,121	4,245,048
Dine Brands Global, Inc. (b)	95,780	6,087,777
Jack in the Box, Inc. (b)	78,215	5,793,385
Texas Roadhouse, Inc.	42,500	3,708,550

		25,218,854

Household Durables—1.4%
Helen of Troy, Ltd. (a) (b)	54,907	5,295,231
KB Home	100,900	2,615,328
Meritage Homes Corp. (a)	46,200	3,246,474
Tupperware Brands Corp. (a) (b)	171,416	1,122,775

		12,279,808

Household Products—1.6%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a) (b)	117,711	4,021,008
Central Garden and Pet Co. (Voting Shares) (a) (b)	90,711	3,269,224
Spectrum Brands Holdings, Inc.	172,952	6,750,317

		14,040,549

Insurance—5.3%
American Equity Investment Life Holding Co.	166,100	6,193,869
CNO Financial Group, Inc. (b)	71,667	1,287,856
Enstar Group, Ltd. (a) (b)	30,253	5,130,606
Hanover Insurance Group, Inc. (The) (b)	97,969	12,553,748
Kemper Corp. (b)	50,900	2,100,134
National Western Life Group, Inc. - Class A (b)	6,933	1,184,156
ProAssurance Corp.	123,766	2,414,675
Selective Insurance Group, Inc. (b)	74,890	6,096,046
Stewart Information Services Corp.	194,929	8,506,702

		45,467,792

IT Services—1.2%
Concentrix Corp. (b)	33,648	3,756,126
Euronet Worldwide, Inc. (a) (b)	7,287	552,063
Kyndryl Holdings, Inc. (a) (b)	313,124	2,589,536
Maximus, Inc. (b)	58,605	3,391,471

		10,289,196

Leisure Products—0.4%
Acushnet Holdings Corp. (b)	71,100	3,092,139

Life Sciences Tools & Services—0.6%
Azenta, Inc. (b)	76,700	3,287,362
Syneos Health, Inc. (a)	43,900	2,069,885

		5,357,247

BHFTI-89

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—8.0%
Alamo Group, Inc.	29,418	$3,596,939
Altra Industrial Motion Corp.	142,600	4,794,212
Barnes Group, Inc. (b)	103,800	2,997,744
Columbus McKinnon Corp. (b)	96,337	2,520,176
Douglas Dynamics, Inc.	183,944	5,154,111
Franklin Electric Co., Inc.	164,241	13,420,132
Hillenbrand, Inc. (b)	55,694	2,045,084
Hillman Solutions Corp. (a)	502,200	3,786,588
Hillman Solutions Corp. (a) (b)	67,766	510,956
ITT, Inc.	85,030	5,555,860
Kadant, Inc. (b)	30,281	5,051,173
Mayville Engineering Co., Inc. (a)	161,993	1,054,574
Mueller Industries, Inc. (b)	303,747	18,054,722
NN, Inc. (a) (b)	89,815	153,584

		68,695,855

Marine—0.4%
Kirby Corp. (a)	51,000	3,099,270

Media—0.8%
Cable One, Inc.	1,750	1,492,837
DallasNews Corp. (b)	43,318	200,996
Nexstar Media Group, Inc. - Class A (b)	21,800	3,637,330
Thryv Holdings, Inc. (a) (b)	83,106	1,897,310

		7,228,473

Metals & Mining—0.3%
Arconic Corp. (a)	145,600	2,481,024

Mortgage Real Estate Investment Trusts—1.4%
AGNC Investment Corp. (b)	347,916	2,929,453
Apollo Commercial Real Estate Finance, Inc. (b)	236,845	1,965,813
New York Mortgage Trust, Inc. (b)	1,139,597	2,666,657
Two Harbors Investment Corp. (b)	1,243,258	4,127,617

		11,689,540

Multi-Utilities—0.7%
Black Hills Corp.	86,340	5,847,808

Multiline Retail—0.2%
Franchise Group, Inc. (b)	70,355	1,709,626

Oil, Gas & Consumable Fuels—5.6%
Alto Ingredients, Inc. (a)	212,438	773,274
Berry Corp. (b)	210,231	1,576,733
Callon Petroleum Co. (a) (b)	53,893	1,886,794
Chord Energy Corp. (b)	43,137	5,899,847
CNX Resources Corp. (a)	350,650	5,445,594
Delek U.S. Holdings, Inc.	92,800	2,518,592
Magnolia Oil & Gas Corp. - Class A (b)	565,396	11,200,495
Matador Resources Co. (b)	88,080	4,308,874
Murphy Oil Corp. (b)	141,200	4,966,004
Nordic American Tankers, Ltd. (b)	355,766	949,895
Northern Oil and Gas, Inc. (b)	87,388	2,395,305

Oil, Gas & Consumable Fuels—(Continued)
Southwestern Energy Co. (a) (b)	928,671	5,683,467

		47,604,874

Paper & Forest Products—0.9%
Louisiana-Pacific Corp. (b)	150,800	7,719,452

Pharmaceuticals—0.7%
Perrigo Co. plc (b)	73,530	2,622,080
Prestige Consumer Healthcare, Inc. (a) (b)	72,341	3,604,752

		6,226,832

Professional Services—2.3%
CACI International, Inc. - Class A (a)	16,200	4,229,172
CBIZ, Inc. (a) (b)	157,098	6,720,653
KBR, Inc. (b)	91,160	3,939,935
Korn Ferry (b)	105,159	4,937,215

		19,826,975

Real Estate Management & Development—0.1%
Doma Holdings, Inc. (a) (b)	88,446	38,863
Tricon Residential, Inc. (b)	112,831	975,988

		1,014,851

Road & Rail—1.1%
Saia, Inc. (a) (b)	8,400	1,596,000
Werner Enterprises, Inc.	211,770	7,962,552

		9,558,552

Semiconductors & Semiconductor Equipment—1.8%
Cirrus Logic, Inc. (a)	55,000	3,784,000
Diodes, Inc. (a) (b)	52,800	3,427,248
Power Integrations, Inc.	51,100	3,286,752
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	110,200	4,842,188

		15,340,188

Software—0.5%
E2open Parent Holdings, Inc. (a) (b)	303,182	1,840,315
NCR Corp. (a)	86,484	1,644,061
Synchronoss Technologies, Inc. (a) (b)	439,304	500,806

		3,985,182

Specialty Retail—0.4%
Group 1 Automotive, Inc. (b)	24,500	3,500,315

Textiles, Apparel & Luxury Goods—1.2%
Columbia Sportswear Co.	48,000	3,230,400
Delta Apparel, Inc. (a) (b)	61,202	856,216
Steven Madden, Ltd. (b)	167,957	4,479,413
Wolverine World Wide, Inc. (b)	115,888	1,783,516

		10,349,545

Thrifts & Mortgage Finance—0.4%
Essent Group, Ltd.	90,700	3,162,709

BHFTI-90

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—1.9%
Air Lease Corp. (b)	91,217	$2,828,639
Custom Truck One Source, Inc. (a) (b)	490,378	2,858,904
H&E Equipment Services, Inc.	64,900	1,839,266
WESCO International, Inc. (a)	71,200	8,499,856

		16,026,665

Total Common Stocks (Cost $770,963,637)		823,307,317

Escrow Shares—0.0%

Special Purpose Acquisition Companies—0.0%
Pershing Square Tontine Holdings, Ltd. (a) (Cost $0)	140,969	0

Short-Term Investment—3.3%

Repurchase Agreement—3.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $28,421,549; collateralized by U.S. Treasury Note at 0.750%, maturing 12/31/23, with a market value of $28,987,481.	28,418,944	28,418,944

Total Short-Term Investments (Cost $28,418,944)		28,418,944

Securities Lending Reinvestments (c)—24.2%

Certificates of Deposit—14.2%
Bank of Montreal 3.400%, FEDEFF PRV + 0.320%, 10/04/22 (d)	4,000,000	4,000,000
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (d)	6,000,000	6,000,000
Bank of Nova Scotia 3.460%, FEDEFF PRV + 0.380%, 01/06/23 (d)	6,000,000	6,001,715
3.470%, SOFR + 0.510%, 03/15/23 (d)	6,000,000	6,000,000
3.520%, FEDEFF PRV + 0.440%, 01/09/23 (d)	2,000,000	2,000,913
Barclays Bank plc 3.290%, SOFR + 0.330%, 10/20/22 (d)	3,000,000	3,000,165
3.430%, SOFR + 0.450%, 10/07/22 (d)	4,000,000	4,000,176
BNP Paribas S.A. 3.180%, SOFR + 0.220%, 11/17/22 (d)	2,000,000	1,999,760
Canadian Imperial Bank of Commerce (NY) 3.210%, SOFR + 0.250%, 02/03/23 (d)	3,000,000	2,999,725
3.460%, SOFR + 0.500%, 03/03/23 (d)	3,000,000	3,002,149
Commonwealth Bank of Australia 3.350%, SOFR + 0.390%, 11/17/22 (d)	2,000,000	2,000,424
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (d)	5,000,000	5,000,000
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	3,000,000	3,000,474
Credit Agricole S.A. 3.450%, FEDEFF PRV + 0.370%, 11/18/22 (d)	3,000,000	3,000,468

Certificates of Deposit—(Continued)
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (d)	5,000,000	5,000,585
Credit Industriel et Commercial (NY) 3.170%, SOFR + 0.210%, 11/08/22 (d)	3,000,000	2,999,967
Mitsubishi UFJ Trust and Banking Corp. 3.520%, SOFR + 0.560%, 02/14/23 (d)	3,000,000	3,002,685
Mizuho Bank, Ltd. 3.310%, SOFR + 0.330%, 10/11/22 (d)	2,000,000	1,999,812
National Australia Bank, Ltd. 3.360%, SOFR + 0.400%, 11/04/22 (d)	2,000,000	2,000,000
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 12/01/22 (d)	4,000,000	4,001,784
3.460%, SOFR + 0.500%, 02/13/23 (d)	5,000,000	5,003,965
Nordea Bank Abp (NY) 3.440%, SOFR + 0.460%, 02/13/23 (d)	2,000,000	2,001,334
3.480%, SOFR + 0.500%, 02/27/23 (d)	3,000,000	3,002,577
3.510%, SOFR + 0.550%, 02/21/23 (d)	3,000,000	3,003,210
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (d)	2,000,000	2,000,114
Rabobank (London) 3.510%, SOFR + 0.530%, 05/16/23 (d)	2,000,000	2,000,000
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (d)	6,000,000	6,000,714
Standard Chartered Bank (NY) 3.480%, FEDEFF PRV + 0.400%, 12/23/22 (d)	2,000,000	2,000,508
3.610%, FEDEFF PRV + 0.530%, 01/17/23 (d)	2,000,000	2,001,262
Sumitomo Mitsui Banking Corp. 3.360%, SOFR + 0.400%, 11/02/22 (d)	4,000,000	4,000,912
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 12/14/22	2,000,000	1,985,300
3.500%, SOFR + 0.540%, 01/10/23 (d)	2,000,000	2,001,936
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (d)	3,000,000	3,000,171
3.580%, SOFR + 0.600%, 04/12/23 (d)	3,000,000	3,003,996
Toronto-Dominion Bank (The) 3.340%, SOFR + 0.360%, 03/21/23 (d)	4,000,000	4,000,000
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (d)	3,000,000	2,999,070
3.510%, SOFR + 0.550%, 02/22/23 (d)	2,000,000	2,001,916

		121,017,787

Commercial Paper—2.1%
Australia & New Zealand Banking Group, Ltd. 3.360%, SOFR + 0.400%, 12/01/22 (d)	5,000,000	5,001,255
DNB Bank ASA 3.440%, SOFR + 0.480%, 06/02/23 (d)	4,000,000	4,001,612
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (d)	3,000,000	3,000,480
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (d)	6,000,000	6,000,000

		18,003,347

BHFTI-91

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—7.1%
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $11,332,043; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $11,555,843.	11,329,258	$11,329,258
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $5,001,279; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $5,112,754.	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $11,506,865; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $11,759,334.	11,500,000	11,500,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $15,009,333; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $16,440,751.	15,000,000	15,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $2,901,824; collateralized by various Common Stock with an aggregate market value of $3,229,432.	2,900,000	2,900,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $2,200,550; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $2,245,496.	2,200,000	2,200,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,300,333; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,444,383.	1,300,000	1,300,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $4,202,589; collateralized by various Common Stock with an aggregate market value of $4,672,295.	4,200,000	4,200,000

Repurchase Agreements—(Continued)
TD Prime Services LLC
Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $6,620,708; collateralized by various Common Stock with an aggregate market value of $7,282,779.	6,618,970	6,618,970

		60,048,228

Time Deposit—0.6%
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (d)	5,000,000	5,000,000

Mutual Funds—0.2%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.995% (e)	2,000,000	2,000,000

Total Securities Lending Reinvestments (Cost $206,034,772)		206,069,362

Total Investments—124.0% (Cost $1,005,417,353)		1,057,795,623
Other assets and liabilities (net)—(24.0)%		(204,706,454)

Net Assets—100.0%		$853,089,169

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $198,826,631 and the collateral received consisted of cash in the amount of $206,032,737 and non-cash collateral with a value of $339,241. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-92

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$823,307,317	$—	$—	$823,307,317
Total Escrow Shares*	—	0	—	0
Total Short-Term Investment*	—	28,418,944	—	28,418,944
Securities Lending Reinvestments
Certificates of Deposit	—	121,017,787	—	121,017,787
Commercial Paper	—	18,003,347	—	18,003,347
Repurchase Agreements	—	60,048,228	—	60,048,228
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	204,069,362	—	206,069,362
Total Investments	$825,307,317	$232,488,306	$—	$1,057,795,623

Collateral for Securities Loaned (Liability)	$—	$(206,032,737)	$—	$(206,032,737)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-93

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—92.4% of Net Assets

Security Description	Shares	Value

Austria—1.4%
Mondi plc	740,866	$11,432,666

Brazil—7.2%
B3 S.A. - Brasil Bolsa Balcao	3,884,047	9,396,278
Banco Bradesco S.A. (ADR)	4,943,316	18,191,403
MercadoLibre, Inc. (a)	9,609	7,954,138
Raia Drogasil S.A.	1,802,107	7,593,481
Rumo S.A.	2,309,609	7,912,274
WEG S.A.	1,203,139	7,168,405

		58,215,979

Chile—0.8%
Banco Santander Chile (ADR)	494,050	6,921,640

China—29.0%
Alibaba Group Holding, Ltd. (a)	3,300,700	33,108,973
Budweiser Brewing Co. APAC, Ltd.	5,089,800	13,266,431
China Merchants Bank Co., Ltd. - Class H	3,127,000	14,467,487
China Resources Land, Ltd.	2,388,000	9,309,670
China Tourism Group Duty Free Corp., Ltd. - Class A	305,183	8,474,270
China Tourism Group Duty Free Corp., Ltd. - Class H (a)	206,000	5,177,785
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	813,965	9,462,459
JD.com, Inc. - Class A	704,919	17,800,126
Kweichow Moutai Co., Ltd. - Class A	46,666	12,274,884
LONGi Green Energy Technology Co., Ltd. - Class A (a)	1,604,312	10,775,276
Midea Group Co., Ltd. - Class A	1,354,389	9,410,870
NARI Technology Co., Ltd. - Class A	3,067,480	10,708,743
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	230,124	9,717,127
Sungrow Power Supply Co., Ltd. - Class A	447,908	6,917,174
Tencent Holdings, Ltd.	1,119,300	37,800,998
Wuxi Biologics Cayman, Inc. (a)	1,613,500	9,667,198
Yonyou Network Technology Co., Ltd. - Class A	1,406,136	3,473,953
Yunnan Energy New Material Co., Ltd. - Class A	283,192	6,949,452
Zhongsheng Group Holdings, Ltd. (b)	1,629,000	6,405,040

		235,167,916

Hong Kong—2.9%
AIA Group, Ltd.	1,843,000	15,301,612
Hong Kong Exchanges & Clearing, Ltd.	254,690	8,647,519

		23,949,131

India—16.0%
Hindustan Unilever, Ltd.	515,221	16,991,382
Housing Development Finance Corp., Ltd.	1,096,215	30,537,350
Kotak Mahindra Bank, Ltd.	775,817	17,160,530
Maruti Suzuki India, Ltd.	74,555	8,082,663
Power Grid Corp. of India, Ltd.	4,461,407	11,561,102
SBI Life Insurance Co., Ltd.	1,384,229	21,171,997
Tata Consultancy Services, Ltd.	412,119	15,083,789
UltraTech Cement, Ltd.	119,204	9,167,308

		129,756,121

Indonesia—5.2%
Bank Central Asia Tbk PT	37,227,600	20,781,869
Bank Rakyat Indonesia Persero Tbk PT	43,089,611	12,675,688

Indonesia —(Continued)
Telkom Indonesia Persero Tbk PT	31,733,200	9,243,766

		42,701,323

Mexico—7.0%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	205,227	12,877,994
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B (b)	359,605	7,070,860
Grupo Financiero Banorte S.A.B. de C.V. - Class O (b)	3,323,966	21,292,726
Grupo Mexico S.A.B. de C.V. - Series B	4,535,442	15,318,194

		56,559,774

Netherlands—1.6%
ASM International NV	24,008	5,371,551
ASML Holding NV	17,747	7,361,301

		12,732,852

Peru—0.5%
Credicorp, Ltd.	34,022	4,177,902

Philippines—0.7%
Bank of the Philippine Islands	3,574,132	5,460,899

Russia—0.0%
Lukoil PJSC (c) (d)	255,685	0
Novatek PJSC (c) (d)	928,138	0
Sberbank of Russia PJSC † (a) (c) (d)	1,645,424	0

		0

South Africa—3.1%
Anglo American Platinum, Ltd.	189,964	13,338,689
Sanlam, Ltd.	3,078,699	8,715,402
Vodacom Group, Ltd.	448,438	3,006,685

		25,060,776

South Korea—3.2%
LG Chem, Ltd.	39,983	14,816,702
Samsung Engineering Co., Ltd. (a)	734,493	11,573,420

		26,390,122

Taiwan—9.8%
Delta Electronics, Inc.	1,163,000	9,242,250
Hon Hai Precision Industry Co., Ltd.	4,080,000	13,025,274
Taiwan Semiconductor Manufacturing Co., Ltd.	4,372,000	57,466,815

		79,734,339

Thailand—3.1%
Kasikornbank PCL	2,104,500	8,034,146
PTT Exploration & Production PCL	3,963,700	16,865,691

		24,899,837

United States—0.9%
Globant S.A. (a)	38,989	7,294,062

Total Common Stocks (Cost $920,924,897)		750,455,339

BHFTI-94

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Preferred Stock—5.4%

Security Description	Shares/ Principal Amount*	Value

South Korea—5.4%
Samsung Electronics Co., Ltd. (Cost $52,071,240)	1,350,214	$43,933,952

Short-Term Investment—2.7%

Repurchase Agreement—2.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $21,408,808; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $21,835,057.	21,406,846	21,406,846

Total Short-Term Investments (Cost $21,406,846)		21,406,846

Securities Lending Reinvestments (e)—0.3%

Repurchase Agreements—0.2%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $100,025; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $102,000.	100,000	100,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $127,176; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $129,687.	127,144	127,144
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $400,102; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $409,020.	400,000	400,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $62,937; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $64,222.	62,921	62,921
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $500,132; collateralized by various Common Stock with an aggregate market value of $556,226.	500,000	500,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $500,131; collateralized by various Common Stock with an aggregate market value of $550,144.	500,000	500,000

		1,690,065

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 2.730% (f)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (f)	300,000	300,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (f)	300,000	300,000

		1,100,000

Total Securities Lending Reinvestments (Cost $2,790,066)		2,790,065

Total Investments—100.8% (Cost $997,193,049)		818,586,202
Other assets and liabilities (net)—(0.8)%		(6,495,937)

Net Assets—100.0%		$812,090,265

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $2,665,573 and the collateral received consisted of cash in the amount of $2,790,066. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent less than 0.05% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/12/19-10/13/21	1,645,424	$5,699,395	$0

Ten Largest Industries as of September 30, 2022 (Unaudited)	% of Net Assets
Banks	15.9
Semiconductors & Semiconductor Equipment	10.0
Internet & Direct Marketing Retail	7.2
Insurance	5.6
Technology Hardware, Storage & Peripherals	5.4
Beverages	4.7
Interactive Media & Services	4.7
Thrifts & Mortgage Finance	3.8
Metals & Mining	3.5
Electrical Equipment	3.1

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-95

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$11,432,666	$—	$11,432,666
Brazil	58,215,979	—	—	58,215,979
Chile	6,921,640	—	—	6,921,640
China	5,177,785	229,990,131	—	235,167,916
Hong Kong	—	23,949,131	—	23,949,131
India	—	129,756,121	—	129,756,121
Indonesia	—	42,701,323	—	42,701,323
Mexico	56,559,774	—	—	56,559,774
Netherlands	—	12,732,852	—	12,732,852
Peru	4,177,902	—	—	4,177,902
Philippines	—	5,460,899	—	5,460,899
Russia	—	—	0	0
South Africa	—	25,060,776	—	25,060,776
South Korea	—	26,390,122	—	26,390,122
Taiwan	—	79,734,339	—	79,734,339
Thailand	24,899,837	—	—	24,899,837
United States	7,294,062	—	—	7,294,062
Total Common Stocks	163,246,979	587,208,360	0	750,455,339
Total Preferred Stock*	—	43,933,952	—	43,933,952
Total Short-Term Investment*	—	21,406,846	—	21,406,846
Securities Lending Reinvestments
Repurchase Agreements	—	1,690,065	—	1,690,065
Mutual Funds	1,100,000	—	—	1,100,000
Total Securities Lending Reinvestments	1,100,000	1,690,065	—	2,790,065
Total Investments	$164,346,979	$654,239,223	$0	$818,586,202

Collateral for Securities Loaned (Liability)	$—	$(2,790,066)	$—	$(2,790,066)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

During the period ended September 30, 2022, transfers into Level 3 in the amount of $33,393,506 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTI-96

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—90.7% of Net Assets

Security Description	Shares	Value

Belgium—1.8%
UCB S.A.	220,743	$15,267,510

Canada—6.6%
Canadian National Railway Co.	152,990	16,522,278
Canadian Pacific Railway, Ltd.	516,800	34,498,228
Kinaxis, Inc. (a)	44,000	4,366,077

		55,386,583

Denmark—3.0%
Ascendis Pharma A/S (ADR) (a) (b)	142,132	14,676,550
Novo Nordisk A/S (ADR)	14,527	1,447,325
Novo Nordisk A/S - Class B	94,568	9,425,971

		25,549,846

France—13.5%
Air Liquide S.A.	234,338	26,683,316
Airbus SE	89,722	7,751,288
BNP Paribas S.A.	808,455	34,130,827
Capgemini SE	138,880	22,194,492
LVMH Moet Hennessy Louis Vuitton SE	21,202	12,463,279
Pernod Ricard S.A.	29,134	5,325,200
Safran S.A.	59,558	5,415,287

		113,963,689

Germany—11.8%
Allianz SE	44,385	7,023,956
Brenntag SE	110,656	6,752,274
Deutsche Boerse AG	239,055	39,357,303
Deutsche Post AG	456,102	13,878,450
Deutsche Telekom AG	1,891,755	32,428,608

		99,440,591

India—1.5%
Reliance Industries, Ltd.	452,851	13,089,124

Ireland—0.5%
ICON plc (a)	22,343	4,106,196

Italy—1.4%
Intesa Sanpaolo S.p.A.	6,962,485	11,459,677

Japan—0.6%
Toyota Industries Corp.	107,000	5,098,130

Netherlands—12.2%
Argenx SE (a)	3,279	1,171,783
Argenx SE (ADR) (a)	85,473	30,176,243
ING Groep NV	2,447,657	20,986,975
Koninklijke DSM NV (b)	59,262	6,721,489
Shell plc	1,623,046	40,381,863
Shell plc (ADR)	72,710	3,618,050

		103,056,403

Russia—0.0%
MMC Norilsk Nickel PJSC (ADR) (c) (d)	680,186	0
Sberbank of Russia PJSC † (a) (c) (d)	5,306,492	0

		0

Singapore—0.6%
DBS Group Holdings, Ltd.	208,929	4,830,432

Spain—1.2%
Ferrovial S.A.	436,019	9,895,235

Switzerland—10.0%
Alcon, Inc.	253,908	14,703,817
Barry Callebaut AG	4,513	8,485,678
Cie Financiere Richemont S.A. - Class A	187,540	17,597,497
Medacta Group S.A.	61,526	5,179,383
Nestle S.A.	167,172	18,101,320
Roche Holding AG	38,833	12,661,851
UBS Group AG	561,560	8,112,277

		84,841,823

United Kingdom—12.6%
BAE Systems plc	526,109	4,622,304
Barclays plc	15,673,926	24,989,175
Diageo plc	348,077	14,589,908
International Consolidated Airlines Group S.A. (a) (b)	4,085,360	4,257,662
Linde plc (a) (b)	142,365	38,932,116
Tesco plc	4,061,377	9,299,412
Unilever plc	218,329	9,606,443

		106,297,020

United States—13.4%
Alphabet, Inc. - Class A (a)	194,968	18,648,689
Alphabet, Inc. - Class C (a)	96,995	9,326,070
Amazon.com, Inc. (a)	219,061	24,753,893
Aon plc - Class A	101,083	27,077,103
Schlumberger NV	922,719	33,125,612

		112,931,367

Total Common Stocks (Cost $894,748,252)		765,213,626

Preferred Stocks—3.1%

Germany—3.1%
Dr. Ing HC F Porsche AG (144A)	92,776	7,501,323
Porsche Automobil Holding SE	32,090	1,827,976
Volkswagen AG	132,864	16,411,207

Total Preferred Stocks (Cost $35,835,600)		25,740,506

BHFTI-97

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Equity Linked Security—2.1%

Security Description	Principal Amount*	Value

United Kingdom—2.1%
Ryanair Holdings plc (HSBC Bank plc), Expires 10/31/22 (a) (e) (Cost $32,325,253)	1,733,545	$17,805,111

Short-Term Investment—5.2%

Repurchase Agreement—5.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $43,834,428; collateralized by U.S. Treasury Note at 0.875%, maturing 01/31/24, with a market value of $44,707,072.	43,830,410	43,830,410

Total Short-Term Investments (Cost $43,830,410)		43,830,410

Securities Lending Reinvestments (f)—5.0%

Repurchase Agreements—4.2%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $5,001,271; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $6,658,234; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $6,789,730.	6,656,597	6,656,597
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $5,001,279; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $5,112,754.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $6,303,761; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $6,442,070.	6,300,000	6,300,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $1,200,300; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $1,224,816.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,000,256; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,111,064.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $2,000,527; collateralized by various Common Stock with an aggregate market value of $2,224,902.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $25,882; collateralized by various Common Stock with an aggregate market value of $28,775.	25,866	25,866
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $8,002,100; collateralized by various Common Stock with an aggregate market value of $8,802,311.	8,000,000	8,000,000

		35,182,463

Mutual Funds—0.8%
BlackRock Liquidity Funds FedFund, Institutional Shares 2.730% (g)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (g)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (g)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (g)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (g)	2,000,000	2,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $42,182,464)		42,182,463

Total Investments—106.1% (Cost $1,048,921,979)		894,772,116
Other assets and liabilities (net)—(6.1)%		(51,115,923)

Net Assets—100.0%		$843,656,193

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $40,202,677 and the collateral received consisted of cash in the amount of $42,182,464. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

BHFTI-98

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent less than 0.05% of net assets.
(e)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $7,501,323, which is 0.9% of net assets.

Ten Largest Industries as of September 30, 2022 (Unaudited)	% of Net Assets
Banks	11.4
Chemicals	8.6
Oil, Gas & Consumable Fuels	6.8
Road & Rail	6.1
Capital Markets	5.6
Biotechnology	5.5
Pharmaceuticals	4.6
Insurance	4.0
Energy Equipment & Services	3.9
Diversified Telecommunication Services	3.8

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	09/16/21-02/11/22	5,306,492	$22,350,736	$0

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-99

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$15,267,510	$—	$15,267,510
Canada	55,386,583	—	—	55,386,583
Denmark	16,123,875	9,425,971	—	25,549,846
France	—	113,963,689	—	113,963,689
Germany	—	99,440,591	—	99,440,591
India	—	13,089,124	—	13,089,124
Ireland	4,106,196	—	—	4,106,196
Italy	—	11,459,677	—	11,459,677
Japan	—	5,098,130	—	5,098,130
Netherlands	33,794,293	69,262,110	—	103,056,403
Russia	—	—	0	0
Singapore	—	4,830,432	—	4,830,432
Spain	—	9,895,235	—	9,895,235
Switzerland	—	84,841,823	—	84,841,823
United Kingdom	—	106,297,020	—	106,297,020
United States	112,931,367	—	—	112,931,367
Total Common Stocks	222,342,314	542,871,312	0	765,213,626
Preferred Stocks
Germany	7,501,323	18,239,183	—	25,740,506
Total Equity Linked Security*	—	17,805,111	—	17,805,111
Total Short-Term Investment*	—	43,830,410	—	43,830,410
Securities Lending Reinvestments
Repurchase Agreements	—	35,182,463	—	35,182,463
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	35,182,463	—	42,182,463
Total Investments	$236,843,637	$657,928,479	$0	$894,772,116

Collateral for Securities Loaned (Liability)	$—	$(42,182,464)	$—	$(42,182,464)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

During the period ended September 30, 2022, a transfer into Level 3 in the amount of $19,428,612 was due to trading halts on the security’s respective exchange which resulted in the lack of observable inputs.

BHFTI-100

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (a)—93.5% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.2%
CMG Media Corp. Term Loan, 6.615%, 1M LIBOR + 3.500%, 12/17/26	1,457,038	$1,367,186

Aerospace/Defense—2.0%
AI Convoy (Luxembourg) S.a.r.l. Term Loan B, 5.052%, 6M LIBOR + 3.500%, 01/18/27	607,614	588,879
Dynasty Acquisition Co., Inc.
Term Loan B1, 6.615%, 1M LIBOR + 3.500%, 04/06/26	2,222,488	2,055,801
Term Loan B2, 6.615%, 1M LIBOR + 3.500%, 04/06/26	1,194,980	1,105,356
Spirit Aerosystems, Inc. Term Loan B, 6.865%, 1M LIBOR + 3.750%, 01/15/25	492,030	488,186
TransDigm, Inc.
Term Loan F, 5.924%, 3M LIBOR + 2.250%, 12/09/25	4,792,327	4,602,297
Term Loan G, 5.924%, 3M LIBOR + 2.250%, 08/22/24	1,625,549	1,582,879
WP CPP Holdings LLC Term Loan, 6.865%, 3M LIBOR + 3.750%, 04/30/25	2,578,441	2,315,226

		12,738,624

Agriculture—0.1%
Alltech, Inc. Term Loan B, 7.115%, 1M LIBOR + 4.000%, 10/13/28	521,063	500,871

Airlines—0.3%
American Airlines, Inc. Term Loan, 7.460%, 3M LIBOR + 4.750%, 04/20/28	1,000,000	971,458
Mileage Plus Holdings LLC Term Loan B, 8.777%, 3M LIBOR + 5.250%, 06/21/27	688,750	692,563

		1,664,021

Auto Manufacturers—0.2%
American Trailer World Corp. Term Loan B, 6.784%, TSFR + 3.750%, 03/03/28	1,532,734	1,401,685

Auto Parts & Equipment—2.2%
Adient U.S. LLC Term Loan B, 6.365%, 1M LIBOR + 3.250%, 04/10/28	888,750	841,535
American Axle & Manufacturing, Inc. Term Loan B, 5.040%, 3M LIBOR + 2.250%, 04/06/24	1,383,906	1,358,649
Autokiniton US Holdings, Inc. Term Loan B, 7.185%, 1M LIBOR + 4.500%, 04/06/28	1,728,125	1,596,356
Clarios Global L.P. USD Term Loan B, 6.365%, 1M LIBOR + 3.250%, 04/30/26	3,528,743	3,349,367
DexKo Global, Inc. USD Term Loan B, 7.424%, 3M LIBOR + 3.750%, 10/04/28	895,860	824,191
Garrett LX I S.a r.l. USD Term Loan B, 6.060%, 3M LIBOR + 3.250%, 04/30/28	668,250	636,508
Tenneco, Inc. Term Loan B, 6.113%, 1M LIBOR + 3.000%, 10/01/25	3,200,313	3,152,308
TI Group Automotive Systems, LLC USD Term Loan, 6.924%, 3M LIBOR + 3.250%, 12/16/26	640,250	614,640
Truck Hero, Inc. Term Loan B, 6.615%, 1M LIBOR + 3.500%, 01/31/28	1,083,500	948,965
Wheel Pros LLC Term Loan, 7.552%, 1M LIBOR + 4.500%, 05/11/28	940,500	698,573

		14,021,092

Banks—0.2%
Walker & Dunlop, Inc. Term Loan, 5.384%, TSFR + 3.250%, 12/16/28	1,191,000	1,161,225

Beverages—0.4%
Arterra Wines Canada, Inc. Term Loan, 7.142%, 3M LIBOR + 3.500%, 11/24/27	908,813	856,556
City Brewing Co. LLC
Term Loan, 6.185%, 1M LIBOR + 3.500%, 04/05/28	667,628	524,088
Triton Water Holdings, Inc. Term Loan, 7.174%, 3M LIBOR + 3.500%, 03/31/28	1,283,751	1,153,771

		2,534,415

Building Materials—2.5%
ACProducts, Inc. Term Loan B, 7.924%, 3M LIBOR + 4.250%, 05/17/28	2,841,537	2,099,694
Chamberlain Group, Inc. Term Loan B, 6.615%, 1M LIBOR + 3.500%, 11/03/28	1,712,063	1,562,257
Cornerstone Building Brands, Inc. Term Loan B, 6.068%, 1M LIBOR + 3.250%, 04/12/28	788,000	652,661
CP Atlas Buyer, Inc. Term Loan B, 6.615%, 1M LIBOR + 3.500%, 11/23/27	1,380,976	1,209,888
CPG International, Inc.
Term Loan B, 4.092%, TSFR + 2.500%, 04/28/29	975,000	953,063
Icebox Holdco III, Inc. 1st Lien Term Loan, 7.424%, 3M LIBOR + 3.750%, 12/22/28	762,596	722,560
Delayed Draw Term Loan, 3.750%, 12/22/28 (b) (c)	158,571	150,246
MI Windows and Doors, LLC Term Loan, 6.634%, TSFR + 3.500%, 12/18/27	260,680	254,489
Oscar AcquisitionCo, LLC
Term Loan B, 8.153%, TSFR + 4.500%, 04/29/29	950,000	876,969
Quikrete Holdings, Inc. 1st Lien Term Loan, 5.740%, 1M LIBOR + 2.625%, 02/01/27	4,192,490	4,036,579
Term Loan B1, 6.115%, 1M LIBOR + 3.000%, 06/11/28	2,288,500	2,208,403
Standard Industries, Inc. Term Loan B, 6.675%, 6M LIBOR + 2.500%, 09/22/28	1,218,044	1,185,157

		15,911,966

Chemicals—3.9%
Aruba Investments, Inc. USD Term Loan, 7.084%, 1M LIBOR + 4.000%, 11/24/27	664,909	614,487
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 5.424%, 3M LIBOR + 1.750%, 06/01/24	2,763,634	2,727,361
CPC Acquisition Corp. Term Loan, 7.424%, 3M LIBOR + 3.750%, 12/29/27	689,500	540,970
Flint Group GmbH Term Loan C, 0.750%, 3M LIBOR, 09/21/23	91,337	74,782
Flint Group U.S. LLC 1st Lien Term Loan B2, 7.924%, 3M LIBOR + 4.250%, 09/21/23	552,512	452,369
Illuminate Buyer LLC Term Loan, 6.615%, 1M LIBOR + 3.500%, 06/30/27	701,189	640,419
INEOS Enterprises Holdings U.S. Finco LLC USD Term Loan B, 6.570%, 3M LIBOR + 3.500%, 08/28/26	179,366	170,621
INEOS Styrolution U.S. Holding LLC USD Term Loan B, 5.865%, 1M LIBOR + 2.750%, 01/29/26	2,271,250	2,123,619

BHFTI-101

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
INEOS U.S. Finance LLC
USD Term Loan B, 5.115%, 1M LIBOR + 2.000%, 04/01/24	2,976,563	$2,886,521
USD Term Loan B, 5.615%, 1M LIBOR + 2.500%, 11/08/28	671,625	634,686
Kraton Corp. USD Term Loan, 6.718%, TSFR + 3.250%, 03/15/29	497,500	480,502
Lonza Group AG USD Term Loan B, 7.674%, 3M LIBOR + 4.000%, 07/03/28	1,804,895	1,623,278
LSF11 Skyscraper Holdco S.a r.l. USD Term Loan B, 7.174%, 3M LIBOR + 3.500%, 09/29/27	1,945,560	1,858,009
Messer Industries GmbH USD Term Loan, 6.174%, 3M LIBOR + 2.500%, 03/02/26	1,569,301	1,505,222
Olympus Water U.S. Holding Corp. Incremental Term Loan, 8.053%, TSFR + 4.500%, 11/09/28	398,000	369,269
PQ Corp. Term Loan B, 5.306%, 3M LIBOR + 2.500%, 06/09/28	2,281,125	2,178,474
Starfruit Finco B.V. Term Loan B, 6.391%, 1M LIBOR + 2.750%, 10/01/25	2,312,676	2,176,085
Trinseo Materials Operating S.C.A. Term Loan B2, 5.615%, 1M LIBOR + 2.500%, 05/03/28	888,750	818,021
Tronox Finance LLC
Incremental Term Loan, 6.803%, TSFR + 3.250%, 04/04/29	273,625	264,732
Term Loan B, 5.924%, 3M LIBOR + 2.250%, 03/10/28	1,353,000	1,287,380
W.R. Grace & Co. Term Loan B, 7.438%, 3M LIBOR + 3.750%, 09/22/28	1,240,625	1,169,289

		24,596,096

Coal—0.1%
American Consolidated Natural Resources, Inc. Exit Term Loan, 16.084%, 1M LIBOR + 13.000%, 09/16/25	85,463	86,317
Oxbow Carbon LLC Term Loan B, 7.878%, 3M LIBOR + 4.250%, 10/17/25	292,500	290,855

		377,172

Commercial Services—7.4%
AEA International Holdings (Lux) S.a.r.l. Term Loan B, 7.438%, 3M LIBOR + 3.750%, 09/07/28	3,126,375	3,056,032
Albion Financing 3 Sarl USD Term Loan, 8.009%, 3M LIBOR + 5.250%, 08/17/26	2,208,313	2,096,517
Allied Universal Holdco LLC USD Incremental Term Loan B, 6.784%, 1M LIBOR + 3.750%, 05/12/28	2,810,672	2,479,100
Amentum Government Services Holdings LLC Term Loan, 7.206%, TSFR + 4.000%, 02/15/29	822,938	788,648
American Residential Services LLC Term Loan B, 7.141%, 3M LIBOR + 3.500%, 10/15/27	540,375	518,760
APFS Staffing Holdings, Inc. Term Loan, 6.827%, TSFR + 4.000%, 12/29/28	298,500	287,306
APi Group DE, Inc.
Incremental Term Loan B, 5.865%, 1M LIBOR + 2.750%, 01/03/29	885,455	864,702
Term Loan B, 3.115%, 1M LIBOR + 2.500%, 10/01/26	1,221,217	1,192,213
Belron Finance U.S. LLC USD Term Loan B, 5.375%, 3M LIBOR + 2.500%, 04/13/28	861,875	839,610
CCRR Parent, Inc Term Loan B, 6.870%, 3M LIBOR + 3.750%, 03/06/28	517,496	509,734

Commercial Services—(Continued)
CHG Healthcare Services, Inc. Term Loan, 6.924%, 3M LIBOR + 3.250%, 09/29/28	1,188,000	1,143,026
CoreLogic, Inc. Term Loan, 6.625%, 1M LIBOR + 3.500%, 06/02/28	2,905,744	2,203,521
Corporation Service Company Term Loan B, 08/31/29 (c)	375,000	366,562
EAB Global, Inc.
Term Loan, 6.306%, 3M LIBOR + 3.500%, 08/16/28	1,265,438	1,191,884
Electro Rent Corp. 1st Lien Term Loan, 7.732%, 3M LIBOR + 5.000%, 01/31/24	2,484,870	2,416,536
Employbridge LLC Term Loan B, 8.424%, 3M LIBOR + 4.750%, 07/19/28	1,608,750	1,441,842
Ensemble RCM, LLC
Term Loan, 6.556%, 3M LIBOR + 3.750%, 08/03/26	2,229,158	2,180,395
Foundational Education Group, Inc. 1st Lien Term Loan, 7.565%, TSFR + 3.750%, 08/31/28	595,500	559,770
Garda World Security Corp. Term Loan B, 7.240%, 3M LIBOR + 4.250%, 10/30/26	1,803,894	1,706,183
Hertz Corp. (The)
Term Loan B, 6.363%, 1M LIBOR + 3.250%, 06/30/28	1,100,951	1,044,068
Term Loan C, 6.365%, 1M LIBOR + 3.250%, 06/30/28	210,113	199,257
Indy U.S. Bidco LLC USD Term Loan, 6.865%, 1M LIBOR + 3.750%, 03/05/28	664,909	600,634
KUEHG Corp. Incremental Term Loan, 6.865%, 02/21/25	1,378,814	1,306,857
Monitronics International, Inc. Takeback Term Loan, 10.306%, 3M LIBOR + 7.500%, 03/29/24	1,268,867	851,727
NAB Holdings LLC Term Loan, 6.703%, TSFR + 3.000%, 11/23/28	2,011,802	1,917,918
PECF USS Intermediate Holding III Corp. Term Loan B, 7.365%, 1M LIBOR + 4.250%, 12/15/28	694,750	596,182
Prime Security Services Borrower LLC Term Loan, 5.303%, 1M LIBOR + 2.750%, 09/23/26	2,272,782	2,205,546
Sabre GLBL, Inc.
Term Loan B1, 6.615%, 1M LIBOR + 3.500%, 12/17/27	304,542	277,324
Term Loan B2, 6.615%, 1M LIBOR + 3.500%, 12/17/27	485,458	442,070
Sotheby’s Term Loan B, 7.012%, 3M LIBOR + 4.500%, 01/15/27	374,603	363,364
Spin Holdco, Inc. Term Loan, 7.144%, 3M LIBOR + 4.000%, 03/04/28	3,979,125	3,504,945
Trans Union LLC
Term Loan B5, 4.865%, 1M LIBOR + 1.750%, 11/16/26	1,994,149	1,929,962
Term Loan B6, 5.363%, 1M LIBOR + 2.250%, 12/01/28	1,964,389	1,908,526
TruGreen L.P. Term Loan, 7.115%, 1M LIBOR + 4.000%, 11/02/27	540,375	512,681
TTF Holdings, LLC Term Loan, 7.125%, 1M LIBOR + 4.000%, 03/31/28	539,106	525,628
Vaco Holdings LLC Term Loan, 8.703%, TSFR + 5.000%, 01/21/29	297,750	290,306
Verscend Holding Corp. Term Loan B, 7.115%, 1M LIBOR + 4.000%, 08/27/25	2,038,389	1,989,127
Wex, Inc. Term Loan, 5.365%, 1M LIBOR + 2.250%, 03/31/28	443,250	431,153

		46,739,616

BHFTI-102

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Computers—3.3%
Imprivata, Inc.
Incremental Term Loan, 7.282%, TSFR + 4.250%, 12/01/27	249,375	$241,738
Term Loan, 6.865%, 1M LIBOR + 3.750%, 12/01/27	1,058,875	1,021,814
Magenta Buyer LLC
USD 1st Lien Term Loan, 7.870%, 1M LIBOR + 4.750%, 07/27/28	4,515,875	4,086,867
USD 2nd Lien Term Loan, 11.370%, 1M LIBOR + 8.250%, 07/27/29	1,075,000	986,312
McAfee LLC USD Term Loan B, 6.362%, TSFR + 3.750%, 03/01/29	3,042,375	2,786,307
NCR Corp. Term Loan, 5.310%, 3M LIBOR + 2.500%, 08/28/26	1,382,250	1,330,416
Panther Commercial Holdings L.P. Term Loan, 7.306%, 3M LIBOR + 4.500%, 01/07/28	1,904,217	1,761,401
Redstone Holdco 2 L.P. Term Loan, 7.533%, 3M LIBOR + 4.750%, 04/27/28	2,376,000	1,776,060
SITEL Worldwide Corp. USD Term Loan, 6.870%, 1M LIBOR + 3.750%, 08/28/28	2,004,750	1,944,607
Tempo Acquisition LLC
Term Loan B, 6.034%, TSFR + 3.00%, 08/31/28	1,540,515	1,504,409
Verifone Systems, Inc. 1st Lien Term Loan, 6.997%, 3M LIBOR + 4.000%, 08/20/25	2,748,435	2,461,567
Vision Solutions, Inc. Incremental Term Loan, 6.783%, 3M LIBOR + 4.000%, 04/24/28	1,362,429	1,203,478

		21,104,976

Cosmetics/Personal Care—0.6%
Conair Holdings LLC Term Loan B, 7.424%, 3M LIBOR + 3.750%, 05/17/28	1,584,000	1,336,500
Journey Personal Care Corp. Term Loan B, 7.924%, 3M LIBOR + 4.250%, 03/01/28	1,061,563	689,131
Sunshine Luxembourg ViII S.a.r.l Term Loan B3, 7.424%, 3M LIBOR + 3.750%, 10/01/26	1,920,750	1,792,901

		3,818,532

Distribution/Wholesale—0.3%
Core & Main L.P. Term Loan B, 5.269%, 3M LIBOR + 2.500%, 07/27/28	1,435,500	1,375,389
Gloves Buyer, Inc. Term Loan, 7.115%, 1M LIBOR + 4.000%, 12/29/27	568,184	522,729

		1,898,118

Diversified Financial Services—4.2%
Advisor Group, Inc. Term Loan, 7.615%, 1M LIBOR + 4.500%, 07/31/26	1,459,969	1,389,890
Aretec Group, Inc.
Term Loan, 7.384%, TSFR + 4.250%, 10/01/25	3,597,766	3,486,836
Astra Acquisition Corp. 1st Lien Term Loan, 8.365%, 1M LIBOR + 5.250%, 10/25/28	1,187,371	1,000,360
Avolon TLB Borrower 1 (U.S.) LLC Term Loan B5, 5.264%, 1M LIBOR + 2.250%, 12/01/27	1,670,250	1,631,278
Citco Funding LLC Term Loan, 6.141%, 3M LIBOR + 2.500%, 09/28/23	2,902,288	2,884,149

Diversified Financial Services—(Continued)
Deerfield Dakota Holding LLC USD Term Loan B, 6.797%, TSFR + 3.750%, 04/09/27	1,857,250	1,765,548
Ditech Holding Corp. Term Loan, 06/30/23 (d)	1,824,660	228,082
Edelman Financial Center LLC Term Loan B, 6.615%, 1M LIBOR + 3.500%, 04/07/28	1,728,125	1,588,795
Fiserv Investment Solutions, Inc. Term Loan B, 6.961%, 3M LIBOR + 4.000%, 02/18/27	488,750	470,422
Focus Financial Partners LLC Term Loan B4, 5.615%, 1M LIBOR + 2.500%, 06/30/28	1,012,663	982,536
Franklin Square Holdings L.P. Term Loan B, 5.363%, 1M LIBOR + 2.250%, 08/01/25	479,998	470,398
Guggenheim Partners LLC Term Loan, 5.865%, 1M LIBOR + 2.750%, 07/21/23	5,013,975	4,976,371
Hudson River Trading LLC Term Loan, 6.164%, TSFR + 3.000%, 03/20/28	2,317,169	2,098,968
LPL Holdings, Inc. Term Loan B1, 4.314%, 1M LIBOR + 1.750%, 11/12/26	1,264,250	1,248,447
NFP Corp. Term Loan, 6.365%, 1M LIBOR + 3.250%, 02/15/27	1,107,417	1,042,011
Victory Capital Holdings, Inc.
Incremental Term Loan B, 5.924%, 3M LIBOR + 2.250%, 12/29/28	482,673	465,780
Term Loan B, 4.543%, 3M LIBOR + 2.250%, 07/01/26	774,147	750,278

		26,480,149

Electric—0.8%
Calpine Construction Finance Co. L.P. Term Loan B, 5.115%, 1M LIBOR + 2.000%, 01/15/25	1,201,884	1,170,836
Calpine Corp. Term Loan B5, 5.620%, 1M LIBOR + 2.500%, 12/16/27	2,599,054	2,515,978
Longview Power LLC Exit Term Loan, 13.674%, 3M LIBOR + 10.000%, 07/30/25	76,615	76,231
Vistra Operations Company LLC 1st Lien Term Loan B3, 4.743%, 1M LIBOR + 1.750%, 12/31/25	1,166,269	1,129,604

		4,892,649

Electrical Components & Equipment—0.3%
Creation Technologies, Inc. Term Loan, 7.785%, 3M LIBOR + 5.500%, 10/05/28	1,097,250	916,204
Energizer Holdings, Inc. Term Loan, 5.313%, 1M LIBOR + 2.250%, 12/22/27	978,706	938,334

		1,854,538

Electronics—0.3%
II-VI Incorporated Term Loan B, 5.314%, 1M LIBOR + 2.750%, 07/02/29	1,125,000	1,092,187
Mirion Technologies, Inc. Term Loan, 5.627%, 6M LIBOR + 2.750%, 10/20/28	769,188	737,459

		1,829,646

BHFTI-103

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Engineering & Construction—0.6%
Aegion Corp. Term Loan, 7.865%, 1M LIBOR + 4.750%, 05/17/28	470,250	$433,805
Brown Group Holding LLC
Term Loan B, 5.615%, TSFR + 2.500%, 06/07/28	1,333,473	1,270,133
Term Loan B2, 6.797%, TSFR + 3.750%, 07/02/29	250,000	242,735
Centuri Group, Inc. Term Loan B, 5.615%, 1M LIBOR + 2.500%, 08/27/28	814,767	788,966
KKR Apple Bidco LLC Term Loan, 5.865%, 1M LIBOR + 2.750%, 09/23/28	173,688	166,306
Rockwood Service Corp. Term Loan, 7.365%, 1M LIBOR + 4.250%, 01/23/27	527,477	514,290
USIC Holdings, Inc. Term Loan, 6.615%, 1M LIBOR + 3.500%, 05/12/28	168,158	158,069

		3,574,304

Entertainment—2.1%
Alchemy Copyrights LLC Term Loan B, 5.564%, 1M LIBOR + 3.000%, 03/10/28	465,521	455,047
AMC Entertainment Holdings, Inc. Term Loan B, 5.756%, 3M LIBOR + 3.000%, 04/22/26	1,568,125	1,232,284
Crown Finance U.S., Inc.
DIP Delayed Draw Term Loan, 09/07/23 (b) (c)	111,850	114,287
DIP Term Loan, 12.783%, TSFR + 0.100%, 09/08/23	1,331,012	1,359,668
Incremental Term Loan, 4.250%, 3M LIBOR + 2.750%, 09/30/26 (d)	1,267,476	535,509
Incremental Term Loan B1, 10.076%, 6M LIBOR + 8.250%, 02/28/25	325,392	351,016
Term Loan B1, 10.674%, 3M LIBOR + 7.000%, 05/23/24	441,537	525,981
Great Canadian Gaming Corp. Term Loan, 7.602%, 3M LIBOR + 4.000%, 11/01/26	575,000	547,927
SeaWorld Parks & Entertainment, Inc. Term Loan B, 6.125%, 1M LIBOR + 3.000%, 08/25/28	990,000	952,380
SMG U.S. Midco 2, Inc. Term Loan, 5.615%, 1M LIBOR + 2.500%, 01/23/25	214,983	205,667
Stars Group Holdings B.V. (The)
USD Incremental Term Loan, 5.892%, 3M LIBOR + 2.250%, 07/21/26	2,400,750	2,326,728
USD Term Loan B, 09/16/28 (c)	1,500,000	1,466,519
Twin River Worldwide Holdings, Inc. Term Loan B, 5.935%, 1M LIBOR + 3.250%, 10/02/28	1,265,438	1,146,012
UFC Holdings LLC Term Loan B, 5.520%, 3M LIBOR + 2.750%, 04/29/26	2,077,247	1,999,350

		13,218,375

Environmental Control—1.6%
Covanta Holding Corp.
Term Loan B, 5.615%, 1M LIBOR + 2.500%, 11/30/28	439,689	427,378
Term Loan C, 5.615%, 1M LIBOR + 2.500%, 11/30/28	33,101	32,174
EnergySolutions LLC Term Loan B, 7.424%, 3M LIBOR + 3.750%, 05/09/25	995,836	923,638
EWT Holdings III Corp. Term Loan, 5.613%, 1M LIBOR + 2.500%, 04/01/28	962,813	942,353
Filtration Group Corp. 1st Lien Term Loan, 6.115%, 1M LIBOR + 3.000%, 03/29/25	703,434	677,349
GFL Environmental, Inc. Term Loan, 5.806%, 3M LIBOR + 3.000%, 05/30/25	1,329,361	1,317,545

Environmental Control—(Continued)
Harsco Corp. Term Loan, 5.375%, 1M LIBOR + 2.250%, 03/10/28	395,000	347,600
Madison IAQ LLC Term Loan, 6.815%, 3M LIBOR + 3.250%, 06/21/28	3,518,311	3,258,835
Northstar Group Services, Inc.
Term Loan B, 8.613%, 1M LIBOR + 5.500%, 11/12/26	1,366,763	1,339,427
Robertshaw U.S. Holding Corp. 1st Lien Term Loan, 6.625%, 1M LIBOR + 3.500%, 02/28/25	1,054,108	883,694

		10,149,993

Food—1.0%
CHG PPC Parent LLC Term Loan, 6.125%, 1M LIBOR + 3.000%, 12/08/28	522,375	501,480
Del Monte Foods, Inc. Term Loan, 7.368%, TSFR + 4.350%, 05/16/29	205,000	196,544
Froneri International, Ltd. USD Term Loan, 5.365%, 1M LIBOR + 2.250%, 01/29/27	1,832,813	1,733,727
Monogram Food Solutions LLC Term Loan B, 7.113%, 1M LIBOR + 4.000%, 08/28/28	595,500	574,657
Nomad Foods Europe Midco, Ltd. Term Loan B4, 5.155%, 3M LIBOR + 2.250%, 05/15/24	1,679,551	1,623,567
Sovos Brands Intermediate, Inc. Term Loan, 6.615%, 1M LIBOR + 3.500%, 06/08/28	538,828	515,029
U.S. Foods, Inc. Term Loan B, 5.115%, 1M LIBOR + 2.000%, 09/13/26	1,430,750	1,393,044

		6,538,048

Food Service—0.3%
Aramark Services, Inc.
Term Loan B3, 4.865%, 1M LIBOR + 1.750%, 03/11/25	816,080	793,892
Term Loan B4, 4.865%, 1M LIBOR + 1.750%, 01/15/27	932,500	900,154

		1,694,046

Forest Products & Paper—0.2%
Asplundh Tree Expert LLC Term Loan B, 4.865%, 1M LIBOR + 1.750%, 09/07/27	1,078,000	1,055,497

Hand/Machine Tools—0.4%
Alliance Laundry Systems LLC Term Loan B, 5.955%, 3M LIBOR + 3.500%, 10/08/27	1,020,375	979,815
Apex Tool Group LLC Term Loan, 8.098%, TSFR + 5.250%, 02/08/29	1,671,442	1,489,673

		2,469,488

Healthcare-Products—0.9%
Avantor Funding, Inc.
Term Loan B5, 5.365%, 1M LIBOR + 2.250%, 11/08/27	1,309,047	1,279,866
CPI International, Inc. 1st Lien Term Loan, 6.615%, 1M LIBOR + 3.500%, 07/26/24	563,161	558,058
CryoLife, Inc. Term Loan B, 7.174%, 3M LIBOR + 3.500%, 06/01/27	452,438	428,685
Curia Global, Inc.
Term Loan, 6.556%, 3M LIBOR + 3.750%, 08/30/26	1,353,841	1,257,945
Hanger, Inc. 1st Lien Term Loan, 6.615%, 1M LIBOR + 3.500%, 03/06/25	910,398	909,544

BHFTI-104

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
ICU Medical, Inc. Term Loan B, 6.217%, TSFR + 2.250%, 01/08/29	646,750	$630,379
Sotera Health Holdings LLC Term Loan, 5.865%, 1M LIBOR + 2.750%, 12/11/26	575,000	508,875

		5,573,352

Healthcare-Services—3.6%
BW NHHC Holdco, Inc. 1st Lien Term Loan, 7.961%, 3M LIBOR + 5.000%, 05/15/25	885,687	557,097
Cambrex Corp. Term Loan, 6.634%, TSFR + 3.600%, 12/04/26	265,082	254,645
Cano Health LLC Term Loan, 7.134%, TSFR + 4.000%, 11/23/27	2,822,521	2,730,789
Catalent Pharma Solutions, Inc. Term Loan B3, 5.063%, 1M LIBOR + 2.000%, 02/22/28	824,753	820,285
Electron BidCo, Inc. Term Loan, 6.121%, 1M LIBOR + 3.000%, 11/01/28	870,625	827,275
Envision Healthcare Corporation
First Out Term Loan, 10.531%, TSFR + 7.875%, 03/31/27	477,358	445,534
Second Out Term Loan, 6.830%, TSFR + 4.250%, 03/31/27	3,384,681	1,550,184
eResearchTechnology, Inc. 1st Lien Term Loan, 7.615%, 1M LIBOR + 4.500%, 02/04/27	295,466	276,322
GHX Ultimate Parent Corp. 1st Lien Term Loan, 6.127%, 6M LIBOR + 3.250%, 06/28/24	1,044,142	1,007,597
Icon Luxembourg Sarl Term Loan, 5.936%, 3M LIBOR + 2.250%, 07/03/28	255,548	250,064
Loire Finco Luxembourg S.a.r.l. Term Loan, 6.363%, 1M LIBOR + 3.250%, 04/21/27	293,317	269,852
MDVIP, Inc.
Term Loan, 6.552%, 1M LIBOR + 3.500%, 10/16/28	323,375	307,610
MedAssets Software Intermediate Holdings, Inc. 2nd Lien Term Loan 2, 9.865%, 1M LIBOR + 6.750%, 12/17/29	775,000	670,375
Term Loan, 7.115%, 1M LIBOR + 4.000%, 12/18/28	1,218,875	1,124,412
Midwest Physician Administrative Services LLC Term Loan, 6.924%, 3M LIBOR + 3.250%, 03/12/28	467,875	429,860
National Mentor Holdings, Inc.
Term Loan, 6.870%, 1M LIBOR + 3.750%, 03/02/28	2,121,906	1,531,751
Term Loan C, 7.424%, 3M LIBOR + 3.750%, 03/02/28	59,767	43,144
Pacific Dental Services LLC Term Loan, 6.493%, 1M LIBOR + 3.500%, 05/05/28	518,438	501,156
Pediatric Associates Holding Co. LLC
Term Loan B, 5.076%, 3M LIBOR + 3.250%, 12/29/28	518,447	499,006
Delayed Draw Term Loan, 3.250%, 1M LIBOR + 3.500%, 12/29/28 (b)	78,750	75,797
Phoenix Guarantor, Inc.
Term Loan B, 6.365%, 1M LIBOR + 3.250%, 03/05/26	1,596,602	1,516,772
Term Loan B3, 6.615%, 1M LIBOR + 3.500%, 03/05/26	1,328,396	1,261,976
Radiology Partners, Inc. 1st Lien Term Loan B, 7.334%, 1M LIBOR + 4.250%, 07/09/25	428,497	364,223
Radnet Management, Inc. Term Loan, 6.674%, 3M LIBOR + 3.000%, 04/21/28	1,061,563	1,018,216
Select Medical Corp.
Term Loan B, 5.620%, 1M LIBOR + 2.500%, 03/06/25	2,457,947	2,383,184
Sound Inpatient Physicians 1st Lien Term Loan, 5.865%, 1M LIBOR + 2.750%, 06/27/25	406,938	373,365

Healthcare-Services—(Continued)
Surgery Center Holdings, Inc.
Term Loan, 6.510%, 1M LIBOR + 3.750%, 08/31/26	1,371,736	1,305,626
WP CityMD Bidco LLC 1st Lien Term Loan B, 6.924%, 3M LIBOR + 3.250%, 12/22/28	746,250	715,201

		23,111,318

Holding Companies-Diversified—0.2%
Belfor Holdings Inc. Term Loan B, 7.113%, 1M LIBOR + 4.000%, 04/06/26	1,523,618	1,496,955

Home Builders—0.1%
Thor Industries, Inc. USD Term Loan, 6.125%, 1M LIBOR + 3.000%, 02/01/26	652,020	644,684

Home Furnishings—0.4%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 6.345%, TSFR + 3.750%, 07/31/28	748,125	697,626
Mattress Firm, Inc. Term Loan B, 8.433%, 3M LIBOR + 4.250%, 09/25/28	2,351,250	2,073,509

		2,771,135

Household Products/Wares—0.2%
Kronos Acquisition Holdings, Inc. 1st Lien Term Loan, 8.940%, TSFR + 6.000%, 12/22/26	446,625	423,177
Term Loan B, 6.820%, 3M LIBOR + 3.750%, 12/22/26	1,154,438	1,070,741

		1,493,918

Housewares—0.0%
Libbey Glass, Inc. Exit Term Loan, 10.455%, 3M LIBOR + 8.000%, 11/13/25	240,321	246,780

Insurance—3.5%
Alliant Holdings Intermediate LLC Term Loan B, 6.365%, 1M LIBOR + 3.250%, 05/09/25	2,626,582	2,518,526
AmWINS Group, Inc. Term Loan B, 5.365%, 1M LIBOR + 2.250%, 02/19/28	3,880,904	3,718,736
AssuredPartners, Inc. Term Loan B, 6.615%, 1M LIBOR + 3.500%, 02/12/27	170,188	161,338
Asurion LLC 2nd Lien Term Loan B3, 8.365%, 1M LIBOR + 5.250%, 01/31/28	1,160,000	888,366
Term Loan B10, 7.703%, TSFR + 4.000%, 08/19/28	1,012,876	872,024
Term Loan B8, 6.365%, 1M LIBOR + 3.250%, 12/23/26	5,305,500	4,509,675
HUB International, Ltd. Term Loan B, 6.674%, 3M LIBOR + 3.000%, 04/25/25	4,380,563	4,220,549
Ryan Specialty Group LLC Term Loan, 6.035%, TSFR + 3.000%, 09/01/27	1,641,500	1,592,255
Sedgwick Claims Management Services, Inc. Term Loan B, 6.365%, 1M LIBOR + 3.250%, 12/31/25	1,058,750	1,005,371
USI, Inc.
Incremental Term Loan B, 6.924%, 3M LIBOR + 3.250%, 12/02/26	1,191,347	1,152,628
Repriced Term Loan, 6.424%, 3M LIBOR + 2.750%, 05/16/24	1,570,236	1,532,125

		22,171,593

BHFTI-105

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Internet—3.2%
Adevinta ASA USD Term Loan B, 6.674%, 3M LIBOR + 3.000%, 06/26/28	1,261,537	$1,232,627
Buzz Finco LLC
Term Loan B, 5.865%, 1M LIBOR + 2.750%, 01/29/27	487,500	470,437
Term Loan B, 6.365%, 1M LIBOR + 3.250%, 01/29/27	53,545	52,341
CNT Holdings I Corp. Term Loan, 6.248%, TSFR + 3.500%, 11/08/27	640,250	611,239
Endure Digital, Inc. Term Loan, 6.185%, 1M LIBOR + 3.500%, 02/10/28	2,814,375	2,392,219
Getty Images, Inc. Term Loan B, 7.625%, 3M LIBOR + 4.500%, 02/19/26	1,819,171	1,809,697
Go Daddy Operating Co. LLC Term Loan B4, 5.115%, 1M LIBOR + 2.000%, 08/10/27	1,050,813	1,021,697
Hoya Midco LLC Term Loan, 6.284%, TSFR + 3.250%, 02/03/29	515,534	494,913
Imperva, Inc. 1st Lien Term Loan, 6.921%, 3M LIBOR + 4.000%, 01/12/26	538,861	458,032
Magnite, Inc. Term Loan, 8.115%, 1M LIBOR + 5.000%, 04/28/28	666,562	638,233
Match Group, Inc. Term Loan B, 4.692%, 3M LIBOR + 1.750%, 02/13/27	675,000	648,562
MH Sub I LLC Incremental Term Loan, 6.274%, 1M LIBOR + 3.750%, 09/13/24	420,696	401,765
NortonLifeLock, Inc. Term Loan B, 4.848%, TSFR + 2.000%, 09/12/29	975,000	938,437
Proofpoint, Inc. 1st Lien Term Loan, 6.320%, 3M LIBOR + 3.250%, 08/31/28	2,630,125	2,475,934
Uber Technologies, Inc. 1st Lien Term Loan B, 6.570%, 3M LIBOR + 3.500%, 04/04/25	1,364,438	1,339,565
Term Loan B, 6.570%, 3M LIBOR + 3.500%, 02/25/27	5,199,516	5,082,527

		20,068,225

Investment Companies—0.4%
Bright Bidco B.V. DIP Term Loan, 10.903%, TSFR + 8.000%, 02/28/23	214,381	216,525
EIG Management Co. LLC Term Loan B, 6.865%, 1M LIBOR + 3.750%, 02/22/25	238,750	231,588
FinCo I LLC Term Loan B, 5.615%, 1M LIBOR + 2.500%, 06/27/25	1,092,573	1,084,378
Mariner Wealth Advisors LLC Delayed Draw Term Loan, 7.065%, TSFR + 3.250%, 08/18/28	68,165	65,183
Incremental Delayed Draw Term Loan, 6.223%, TSFR + 3.250%, 08/18/28	42,749	40,879
Incremental Term Loan, 7.065%, TSFR + 3.250%, 08/18/28	255,857	244,663
Term Loan B, 7.065%, TSFR + 3.250%, 08/18/28	476,437	455,593

		2,338,809

Iron/Steel—0.1%
Phoenix Services International LLC
DIP New Money Term Loan, 04/29/23 (c)	244,596	244,596
Term Loan, 8.250%, PRIME + 2.750%, 03/01/25 (d)	1,293,825	264,587
TMS International Corp. Term Loan B3, 5.556%, 3M LIBOR + 2.750%, 08/14/24	221,063	207,246

		716,429

Leisure Time—1.9%
Bombardier Recreational Products, Inc. Term Loan, 5.115%, 1M LIBOR + 2.000%, 05/24/27	2,085,251	1,989,677
Carnival Corp.
Incremental Term Loan B, 6.127%, 6M LIBOR + 3.250%, 10/18/28	2,952,688	2,583,602
USD Term Loan B, 5.877%, 6M LIBOR + 3.000%, 06/30/25	1,615,830	1,478,484
City Football Group, Ltd. Term Loan, 6.484%, 3M LIBOR + 3.500%, 07/21/28	1,439,125	1,352,778
ClubCorp Holdings, Inc. Term Loan B, 6.391%, 3M LIBOR + 2.750%, 09/18/24	1,615,000	1,491,453
Fender Musical Instruments Corp. Term Loan B, 6.754%, TSFR + 4.000%, 12/01/28	347,539	297,146
Hayward Industries, Inc. Term Loan, 5.615%, 1M LIBOR + 2.500%, 05/30/28	790,000	745,892
MajorDrive Holdings LLC Term Loan B, 7.125%, 3M LIBOR + 4.000%, 06/01/28	617,188	569,355
SRAM, LLC Term Loan B, 5.556%, 3M LIBOR + 2.750%, 05/18/28	235,909	223,524
Travel Leaders Group LLC Term Loan B, 7.115%, 1M LIBOR + 4.000%, 01/25/24	1,230,633	1,132,182

		11,864,093

Lodging—1.0%
Fertitta Entertainment LLC
Term Loan B, 7.034%, TSFR + 4.000%, 01/27/29	1,950,227	1,814,253
Four Seasons Hotels, Ltd. 1st Lien Term Loan, 5.121%, 1M LIBOR + 2.000%, 11/30/23	835,634	833,441
Hilton Grand Vacations Borrower LLC Term Loan B, 6.115%, 1M LIBOR + 3.000%, 08/02/28	940,500	910,913
Playa Resorts Holding B.V. Term Loan B, 5.870%, 1M LIBOR + 2.750%, 04/29/24	1,868,380	1,807,658
Wyndham Hotels & Resorts, Inc. Term Loan B, 4.865%, 1M LIBOR + 1.750%, 05/30/25	858,000	838,159

		6,204,424

Machinery-Construction & Mining—0.6%
Brookfield WEC Holdings, Inc. Term Loan, 5.865%, 1M LIBOR + 2.750%, 08/01/25	3,952,511	3,788,921

Machinery-Diversified—1.6%
Ali Group North America Corporation Term Loan B, 5.149%, 1M LIBOR + 2.000%, 07/30/29	1,567,833	1,518,185
Clark Equipment Co.
Term Loan B, 6.153%, TSFR + 2.500%, 04/20/29	820,875	804,457
CPM Holdings, Inc. 1st Lien Term Loan, 6.064%, 1M LIBOR + 3.500%, 11/17/25	1,761,955	1,706,894
DXP Enterprises, Inc. Term Loan, 7.865%, 1M LIBOR + 4.750%, 12/16/27	540,375	518,760
Engineered Machinery Holdings, Inc. USD Incremental Term Loan, 7.424%, 3M LIBOR + 3.750%, 05/19/28	1,391,485	1,341,044
GrafTech Finance, Inc. Term Loan B, 6.115%, 1M LIBOR + 3.000%, 02/12/25	539,534	505,813
Granite Holdings U.S. Acquisition Co. Term Loan B, 7.688%, 3M LIBOR + 4.000%, 09/30/26	1,255,627	1,219,004

BHFTI-106

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
SPX Flow, Inc. Term Loan, 7.634%, TSFR + 4.500%, 04/05/29	1,450,000	$1,343,062
Titan Acquisition, Ltd. Term Loan B, 5.877%, 6M LIBOR + 3.000%, 03/28/25	1,655,326	1,494,276

		10,451,495

Media—5.2%
Charter Communications Operating LLC Term Loan B2, 4.870%, 1M LIBOR + 1.750%, 02/01/27	1,830,990	1,765,271
CSC Holdings LLC
Incremental Term Loan, 5.068%, 1M LIBOR + 2.250%, 01/15/26	916,750	859,453
Term Loan B1, 5.068%, 1M LIBOR + 2.250%, 07/17/25	1,334,370	1,278,493
Term Loan B5, 5.318%, 1M LIBOR + 2.500%, 04/15/27	1,155,375	1,084,127
Diamond Sports Group LLC 2nd Lien Term Loan, 5.945%, TSFR + 3.250%, 08/24/26	2,595,201	526,826
First Priority Term Loan, 10.695%, TSFR + 8.000%, 05/26/26	529,578	507,601
GEE Holdings 2 LLC 2nd Lien Takeback Term Loan, 6.750%, PIK + 6.750%, 03/23/26	337,760	258,386
Exit Term Loan, 11.604%, 3M LIBOR + 8.000%, 03/24/25	158,328	157,140
Gray Television, Inc.
Term Loan B, 5.613%, 1M LIBOR + 2.500%, 02/07/24	1,099,439	1,098,322
Term Loan C, 5.064%, 1M LIBOR + 2.500%, 01/02/26	552,268	537,219
Term Loan D, 5.564%, 1M LIBOR + 3.000%, 12/01/28	1,066,938	1,039,597
Hubbard Radio LLC Term Loan B, 7.370%, 1M LIBOR + 4.250%, 03/28/25	450,762	393,290
iHeartCommunications, Inc. Incremental Term Loan, 6.365%, 1M LIBOR + 3.250%, 05/01/26	334,350	315,125
LCPR Loan Financing LLC Term Loan B, 6.568%, 1M LIBOR + 3.750%, 10/16/28	250,000	243,750
Mission Broadcasting, Inc. Term Loan B, 5.064%, 1M LIBOR + 2.500%, 06/02/28	396,000	390,753
MJH Healthcare Holdings LLC Term Loan B, 6.634%, TSFR + 3.000%, 01/28/29	298,500	283,575
Nexstar Broadcasting, Inc. Term Loan B4, 5.615%, 1M LIBOR + 2.500%, 09/18/26	252,426	249,612
Recorded Books, Inc. Term Loan, 7.325%, TSFR + 4.250%, 08/29/25	235,231	227,096
Sinclair Television Group, Inc.
Term Loan B2B, 5.613%, 1M LIBOR + 2.500%, 09/30/26	533,500	508,159
Term Loan B3, 6.113%, 1M LIBOR + 3.000%, 04/01/28	1,721,357	1,625,067
Telenet Financing USD LLC USD Term Loan AR, 4.818%, 1M LIBOR + 2.000%, 04/30/28	3,500,000	3,342,500
Univision Communications, Inc.
First Lien Term Loan B, 6.365%, 1M LIBOR + 3.250%, 03/15/26	1,456,887	1,386,957
Term Loan C5, 5.865%, 1M LIBOR + 2.750%, 03/15/24	361,585	359,212
UPC Financing Partnership USD Term Loan AX, 5.743%, 1M LIBOR + 2.925%, 01/31/29	3,100,000	2,968,250
Virgin Media Bristol LLC
Term Loan N, 5.318%, 1M LIBOR + 2.500%, 01/31/28	6,450,000	6,170,502
Term Loan Q, 6.068%, 1M LIBOR + 3.250%, 01/31/29	1,125,000	1,092,053
Ziggo Financing Partnership Term Loan I, 5.318%, 1M LIBOR + 2.500%, 04/30/28	4,475,000	4,272,824

		32,941,160

Metal Fabricate/Hardware—1.2%
Ameriforge Group, Inc.
Exit Term Loan, 11.674%, 1M LIBOR + 8.000%, 12/31/23	847,043	420,345
Term Loan, 11.121%, 1M LIBOR + 13.000%, 12/29/23 (b) (e)	107,408	53,301
Dynacast International LLC First Out Term Loan, 7.480%, 3M LIBOR + 4.500%, 07/22/25	1,354,965	1,202,531
Tiger Acquisition LLC Term Loan, 6.365%, 1M LIBOR + 3.250%, 06/01/28	519,750	482,935
Werner FinCo L.P. Term Loan, 7.674%, 3M LIBOR + 4.000%, 07/24/24	1,330,893	1,197,804
WireCo WorldGroup, Inc. Term Loan, 7.188%, 3M LIBOR + 4.250%, 11/13/28	531,972	515,348
Zekelman Industries, Inc. Term Loan, 5.604%, 3M LIBOR + 2.000%, 01/24/27	4,094,161	3,923,569

		7,795,833

Miscellaneous Manufacturing—1.6%
Delachaux Group SA USD Term Loan B2, 7.306%, 3M LIBOR + 4.500%, 04/16/26	374,000	342,210
Gates Global LLC Term Loan B3, 5.615%, 1M LIBOR + 2.500%, 03/31/27	3,624,520	3,493,454
Gemini HDPE LLC Term Loan B, 5.810%, 3M LIBOR + 3.000%, 12/31/27	655,680	630,068
Groupe Solmax, Inc.
Term Loan, 8.392%, 3M LIBOR + 4.750%, 05/29/28	1,062,119	951,261
LTI Holdings, Inc. 1st Lien Term Loan, 6.365%, 1M LIBOR + 3.250%, 09/06/25	1,201,925	1,116,789
Term Loan, 7.615%, 1M LIBOR + 4.500%, 07/24/26	1,186,501	1,121,243
Momentive Performance Materials, Inc. Term Loan B, 6.370%, 1M LIBOR + 3.250%, 05/15/24	2,322,000	2,255,243
Rohm Holding GmbH Term Loan B, 8.121%, 3M LIBOR + 4.750%, 07/31/26	340,351	268,877

		10,179,145

Oil & Gas—0.4%
CITGO Petroleum Corp. Term Loan B, 9.363%, 1M LIBOR + 6.250%, 03/28/24	1,935,361	1,935,965
Delek U.S. Holdings, Inc. Incremental Term Loan B, 8.580%, 1M LIBOR + 5.500%, 03/31/25	536,250	530,887
QuarterNorth Energy Holding, Inc. Exit 2nd Lien Term Loan, 11.115%, 1M LIBOR + 8.000%, 08/27/26	360,142	359,392

		2,826,244

Oil & Gas Services—0.0%
Lealand Finance Company B.V. Take Back Term Loan, 4.115%, 1M LIBOR + 1.000%, 06/30/25	281,508	143,569

Packaging & Containers—2.4%
Berlin Packaging LLC Term Loan B5, 6.320%, 2M LIBOR + 3.750%, 03/11/28	1,361,250	1,286,949
BWAY Holding Co. Term Loan B, 5.814%, 2M LIBOR + 3.250%, 04/03/24	1,847,625	1,727,529

BHFTI-107

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Charter NEX U.S., Inc. Term Loan, 6.556%, 3M LIBOR + 3.750%, 12/01/27	417,563	$396,610
Clydesdale Acquisition Holdings, Inc. Term Loan B, 7.309%, TSFR + 4.175%, 04/13/29	2,618,438	2,477,228
LABL, Inc.
USD 1st Lien Term Loan, 8.115%, 1M LIBOR + 5.000%, 10/29/28	1,786,500	1,620,802
Pregis TopCo Corp. 1st Lien Term Loan, 6.806%, 3M LIBOR + 4.000%, 07/31/26	559,188	533,558
Pretium PKG Holdings, Inc. 1st Lien Term Loan, 6.293%, 3M LIBOR + 4.000%, 10/02/28	669,938	606,293
Proampac PG Borrower LLC Term Loan, 6.035%, 3M LIBOR + 3.750%, 11/03/25	937,035	878,861
Reynolds Group Holdings, Inc.
Term Loan B, 6.615%, 1M LIBOR + 3.500%, 09/24/28	1,064,250	1,021,414
Term Loan B2, 6.365%, 1M LIBOR + 3.250%, 02/05/26	1,301,812	1,249,740
TricorBraun Holdings, Inc. Term Loan, 6.365%, 1M LIBOR + 3.250%, 03/03/28	667,231	628,657
Trident TPI Holdings, Inc.
Delayed Draw Term Loan, 4.000%, 3M LIBOR + 4.000%, 09/15/28 (b)	104,988	99,870
Incremental Term Loan, 7.674%, 3M LIBOR + 4.000%, 09/15/28	736,966	701,039
USD Term Loan B1, 6.924%, 3M LIBOR + 3.250%, 10/17/24	1,835,114	1,797,647

		15,026,197

Pharmaceuticals—4.6%
Akorn, Inc. Take Back Term Loan, 9.777%, 3M LIBOR + 7.500%, 10/01/25	238,683	230,627
Alkermes, Inc. Term Loan B, 5.500%, 1M LIBOR + 2.500%, 03/12/26	341,211	329,269
Amneal Pharmaceuticals LLC Term Loan B, 7.188%, 3M LIBOR + 3.500%, 05/04/25	2,925,197	2,442,539
Bausch Health Companies, Inc. Term Loan B, 8.098%, TSFR + 5.250%, 02/01/27	3,231,625	2,496,094
Bayou Intermediate II, LLC Term Loan B, 7.302%, 3M LIBOR + 4.500%, 08/02/28	769,188	732,651
Change Healthcare Holdings LLC Term Loan B, 7.750%, PRIME + 1.500%, 03/01/24	3,159,027	3,154,639
Covis Finco S.a.r.l. USD Term Loan B, 9.480%, TSFR + 6.500%, 02/18/27	1,023,750	816,441
Gainwell Acquisition Corp. Term Loan B, 7.674%, 3M LIBOR + 4.000%, 10/01/27	5,435,269	5,195,209
Grifols Worldwide Operations USA, Inc. USD Term Loan B, 5.115%, 1M LIBOR + 2.000%, 11/15/27	1,650,161	1,569,715
HLF Financing S.a r.l. Term Loan B, 5.615%, 1M LIBOR + 2.500%, 08/18/25	858,000	825,825
Horizon Therapeutics USA, Inc.
Term Loan B, 5.125%, 1M LIBOR + 2.000%, 05/22/26	988,299	957,415
Term Loan B2, 4.875%, 1M LIBOR + 1.750%, 03/15/28	1,062,109	1,023,276
Jazz Financing Lux S.a.r.l.
USD Term Loan, 6.615%, 1M LIBOR + 3.500%, 05/05/28	1,491,966	1,444,409
LSCS Holdings, Inc. 1st Lien Term Loan, 8.174%, 3M LIBOR + 4.500%, 12/16/28	818,813	786,060

Pharmaceuticals—(Continued)
Mallinckrodt International Finance S.A.
USD Exit Term Loan, 8.983%, 3M LIBOR + 5.500%, 09/30/27	504,726	420,184
USD Term Loan, 8.733%, 3M LIBOR + 5.250%, 09/30/27	3,440,611	2,872,910
Option Care Health, Inc.
Term Loan B, 5.865%, 1M LIBOR + 2.750%, 10/27/28	446,625	438,390
Packaging Coordinators Midco, Inc. 1st Lien Term Loan, 7.424%, 3M LIBOR + 3.750%, 11/30/27	1,355,860	1,291,118
Padagis LLC
Term Loan B, 7.043%, 3M LIBOR + 4.750%, 07/06/28	1,800,000	1,575,000
Pearl Intermediate Parent LLC 2nd Lien Term Loan, 9.365%, 1M LIBOR + 6.250%, 02/13/26	200,000	191,625
PetVet Care Centers LLC Term Loan B3, 6.615%, 1M LIBOR + 3.500%, 02/14/25	320,556	298,919
PRA Health Sciences, Inc. Term Loan, 5.892%, 3M LIBOR + 2.250%, 07/03/28	63,670	62,304

		29,154,619

Pipelines—0.8%
Centurion Pipeline Co., LLC
Incremental Term Loan, 7.115%, 1M LIBOR + 4.000%, 09/28/25	767,676	753,282
Term Loan B, 6.365%, 1M LIBOR + 3.250%, 09/29/25	217,688	214,603
CQP Holdco L.P. Term Loan B, 7.424%, 3M LIBOR + 3.750%, 06/05/28	1,407,188	1,360,134
Freeport LNG Investments LLLP Term Loan B, 6.210%, 3M LIBOR + 3.500%, 12/21/28	765,330	708,887
ITT Holdings LLC Term Loan, 5.865%, 1M LIBOR + 2.750%, 07/10/28	420,750	402,868
Oryx Midstream Services Permian Basin LLC Term Loan B, 6.211%, 3M LIBOR + 3.250%, 10/05/28	918,043	891,650
UGI Energy Services LLC Term Loan B, 6.615%, 1M LIBOR + 3.500%, 08/13/26	894,938	891,358

		5,222,782

Real Estate—0.6%
Cushman & Wakefield U.S. Borrower LLC Term Loan B, 5.865%, 1M LIBOR + 2.750%, 08/21/25	2,390,483	2,290,630
RE/MAX International, Inc. Term Loan B, 5.613%, 1M LIBOR + 2.500%, 07/21/28	1,678,750	1,587,119

		3,877,749

Real Estate Investment Trusts—0.1%
Iron Mountain, Inc. Term Loan B, 4.865%, 1M LIBOR + 1.750%, 01/02/26	787,875	767,522

Retail—3.2%
Dave & Buster’s, Inc. Term Loan B, 8.188%, TSFR + 5.000%, 06/29/29	775,000	757,424
David’s Bridal, Inc.
New Money Term Loan, 7.530%, 1M LIBOR + 6.000%, 06/30/23 (e) (f)	299,399	278,740
Priority Term Loan, 5.000%, 1M LIBOR + 5.000%, 06/23/23 (e) (f)	248,409	238,970
Great Outdoors Group LLC Term Loan B1, 6.865%, 1M LIBOR + 3.750%, 03/06/28	2,481,002	2,296,477

BHFTI-108

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Harbor Freight Tools USA, Inc. Term Loan B, 5.865%, 1M LIBOR + 2.750%, 10/19/27	1,326,375	$1,205,343
IRB Holding Corp.
Term Loan B, 5.695%, TSFR + 3.000%, 12/15/27	491,250	460,240
Term Loan B, 5.865%, 1M LIBOR + 2.750%, 02/05/25	2,843,393	2,756,061
Les Schwab Tire Centers Term Loan B, 6.580%, 3M LIBOR + 3.250%, 11/02/27	2,853,964	2,732,671
LIDS Holdings, Inc.
Term Loan, 8.990%, TSFR + 5.500%, 12/14/26 (e) (f)	521,094	447,307
Medical Solutions Holdings, Inc. 1st Lien Term Loan, 6.377%, 3M LIBOR + 3.500%, 11/01/28	1,393,844	1,328,508
Delayed Draw Term Loan, 3.500%, 3M LIBOR + 3.500%, 11/01/28 (b)	224,250	214,252
Park River Holdings, Inc. Term Loan, 5.527%, 3M LIBOR + 3.250%, 12/28/27	617,184	527,472
PetSmart, Inc. Term Loan B, 6.870%, 1M LIBOR + 3.750%, 02/11/28	1,311,750	1,244,523
Phillips Feed Service, Inc. Term Loan, 9.993%, 1M LIBOR + 7.000%, 11/13/24 (e) (f)	11,375	9,100
Serta Simmons Bedding LLC
Super Priority First Out Term Loan, 10.793%, 1M LIBOR + 7.500%, 08/10/23	901,600	878,309
Super Priority Second Out Term Loan, 10.793%, 1M LIBOR + 7.500%, 08/10/23	2,981,932	1,575,453
SRS Distribution, Inc.
Incremental Term Loan, 6.177%, TSFR + 3.500%, 06/02/28	422,875	390,366
Term Loan B, 6.306%, 3M LIBOR + 3.500%, 06/02/28	1,039,500	956,990
White Cap Buyer LLC Term Loan B, 6.784%, TSFR + 3.750%, 10/19/27	1,989,689	1,868,650

		20,166,856

Semiconductors—1.1%
Altar Bidco, Inc. Term Loan, 5.750%, TSFR + 3.350%, 02/01/29	1,396,500	1,310,964
Bright Bidco B.V. Term Loan B, 06/30/24 (c) (d)	1,829,937	619,891
MKS Instruments, Inc. USD Term Loan B, 5.868%, TSFR + 2.750%, 08/17/29	3,660,000	3,581,083
Synaptics, Inc. Term Loan B, 4.356%, 3M LIBOR + 2.250%, 12/02/28	445,500	441,045
Ultra Clean Holdings, Inc. Term Loan B, 6.865%, 1M LIBOR + 3.750%, 08/27/25	1,032,777	1,015,995

		6,968,978

Software—16.0%
Applied Systems, Inc. 1st Lien Term Loan, 6.674%, 3M LIBOR + 3.000%, 09/19/24	6,402,159	6,262,111
AppLovin Corp.
Term Loan B, 6.365%, 1M LIBOR + 3.250%, 08/15/25	4,539,965	4,422,493
Term Loan B, 6.674%, 3M LIBOR + 3.000%, 10/25/28	1,641,750	1,585,930
Aptean, Inc.
Term Loan, 7.320%, 3M LIBOR + 4.250%, 04/23/26	4,734,585	4,521,528
AQA Acquisition Holding, Inc. 1st Lien Term Loan, 7.320%, 3M LIBOR + 4.250%, 03/03/28	790,000	759,058

Software—(Continued)
Banff Merger Sub, Inc.
Term Loan, 6.865%, 1M LIBOR + 3.750%, 10/02/25	4,534,679	4,309,360
Bracket Intermediate Holding Corp. 1st Lien Term Loan B, 6.543%, 3M LIBOR + 4.250%, 09/05/25	792,000	751,410
Camelot U.S. Acquisition LLC
Incremental Term Loan B, 6.115%, 1M LIBOR + 3.000%, 10/30/26	1,031,625	1,000,031
Term Loan B, 6.115%, 1M LIBOR + 3.000%, 10/30/26	1,604,625	1,557,823
CDK Global, Inc.
USD Term Loan B, 6.610%, TSFR + 4.500%, 07/06/29	2,350,000	2,268,117
CentralSquare Technologies LLC 1st Lien Term Loan, 7.424%, 3M LIBOR + 3.750%, 08/29/25	770,000	676,445
Ceridian HCM Holding, Inc.
Term Loan B, 5.615%, 1M LIBOR + 2.500%, 04/30/25	1,320,000	1,254,000
Cloudera, Inc. 2nd Lien Term Loan, 9.115%, 1M LIBOR + 6.000%, 10/08/29	850,000	731,000
Term Loan, 6.865%, 1M LIBOR + 3.750%, 10/08/28	3,034,750	2,697,134
Constant Contact, Inc. Term Loan, 6.423%, 3M LIBOR + 4.000%, 02/10/28	1,782,265	1,599,583
Cornerstone OnDemand, Inc. Term Loan, 6.865%, 1M LIBOR + 3.750%, 10/16/28	1,467,625	1,240,143
E2open LLC Term Loan B, 6.644%, 3M LIBOR + 3.500%, 02/04/28	1,161,191	1,116,679
ECI Macola Max Holdings LLC Term Loan, 7.392%, 3M LIBOR + 3.750%, 11/09/27	1,278,484	1,215,625
EP Purchaser LLC Term Loan B, 7.174%, 3M LIBOR + 3.500%, 11/06/28	447,750	438,142
Epicor Software Corp.
Term Loan, 6.365%, 1M LIBOR + 3.250%, 07/30/27	6,204,916	5,819,696
Finastra USA, Inc. 1st Lien Term Loan, 6.871%, 3M LIBOR + 3.500%, 06/13/24	3,297,096	2,896,733
Grab Holdings, Inc. Term Loan B, 7.620%, 1M LIBOR + 4.500%, 01/29/26	2,093,125	1,973,643
Greeneden U.S., Holdings II LLC
USD Term Loan B4, 7.115%, 1M LIBOR + 4.000%, 12/01/27	788,000	752,343
Hyland Software, Inc. 1st Lien Term Loan, 6.615%, 1M LIBOR + 3.500%, 07/01/24	6,604,884	6,412,933
Informatica LLC USD Term Loan B, 5.875%, 1M LIBOR + 2.750%, 10/27/28	2,935,250	2,852,086
Ivanti Software, Inc.
Add On Term Loan B, 7.144%, 3M LIBOR + 4.000%, 12/01/27	664,875	519,156
Term Loan B, 7.332%, 3M LIBOR + 4.250%, 12/01/27	2,376,060	1,864,216
LHS Borrower, LLC Term Loan B, 7.740%, TSFR + 4.750%, 02/16/29	1,920,350	1,569,886
MA FinanceCo. LLC USD Term Loan B4, 7.418%, 3M LIBOR + 4.250%, 06/05/25	1,495,488	1,480,222
Marcel LUX IV Sarl
Term Loan B1, 6.284%, TSFR + 3.250%, 03/15/26	967,500	943,312
USD Term Loan B, 7.047%, TSFR + 4.000%, 12/31/27	94,905	92,533
Maverick Bidco, Inc. Term Loan, 6.556%, 3M LIBOR + 3.750%, 05/18/28	918,120	882,543
Mediaocean LLC Term Loan, 6.613%, 1M LIBOR + 3.500%, 12/15/28	696,500	657,612
Mitnick Corporate Purchaser, Inc. Term Loan, 7.393%, TSFR + 4.750%, 05/02/29	475,000	452,833

BHFTI-109

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Navicure, Inc. Term Loan B, 7.115%, 1M LIBOR + 4.000%, 10/22/26	2,642,528	$2,540,130
Playtika Holding Corp. Term Loan, 5.865%, 1M LIBOR + 2.750%, 03/13/28	1,885,246	1,811,182
PointClickCare Technologies, Inc. Term Loan B, 5.938%, 6M LIBOR + 3.000%, 12/29/27	541,750	522,112
Project Ruby Ultimate Parent Corp. Term Loan, 6.365%, 1M LIBOR + 3.250%, 03/10/28	1,058,875	992,033
Rackspace Technology Global, Inc.
Term Loan B, 5.617%, 3M LIBOR + 2.750%, 02/15/28	2,846,799	2,043,467
Realpage, Inc. 1st Lien Term Loan, 6.115%, 1M LIBOR + 3.000%, 04/24/28	2,970,000	2,787,161
Renaissance Holding Corp. Incremental Term Loan, 7.095%, TSFR + 4.500%, 03/30/29	199,500	191,853
Signify Health LLC Term Loan B, 6.127%, 3M LIBOR + 3.250%, 06/22/28	346,500	344,912
SkillSoft Corp. Term Loan, 7.845%, TSFR + 5.250%, 07/14/28	637,205	546,403
Skopima Merger Sub, Inc. Term Loan B, 7.115%, 1M LIBOR + 4.000%, 05/12/28	1,559,250	1,454,001
SolarWinds Holdings, Inc. Term Loan B, 5.865%, 1M LIBOR + 2.750%, 02/05/24	2,938,586	2,893,590
Sophia L.P. Term Loan B, 7.141%, 3M LIBOR + 3.500%, 10/07/27	3,363,030	3,241,120
Sovos Compliance LLC Term Loan, 7.615%, 1M LIBOR + 4.500%, 08/11/28	794,589	760,819
SS&C Technologies, Inc.
Term Loan B6, 5.384%, TSFR + 2.250%, 03/22/29	275,000	266,750
Term Loan B7, 5.384%, TSFR + 2.250%, 03/22/29	388,309	376,660
SurveyMonkey, Inc. Term Loan B, 6.870%, 1M LIBOR + 3.750%, 10/10/25	993,067	963,275
Symplr Software, Inc. Term Loan, 7.634%, TSFR + 4.500%, 12/22/27	862,992	814,808
Turing Midco LLC Term Loan B, 5.865%, 1M LIBOR + 2.750%, 03/23/28	226,168	221,079
Ultimate Software Group, Inc. Term Loan, 5.535%, 3M LIBOR + 3.250%, 05/04/26	5,014,429	4,755,875
Term Loan B, 6.865%, 1M LIBOR + 3.750%, 05/04/26	1,430,750	1,366,664
Veritas U.S., Inc. USD Term Loan B, 8.674%, 3M LIBOR + 5.000%, 09/01/25	3,339,444	2,661,120
VS Buyer, LLC Term Loan B, 6.115%, 1M LIBOR + 3.000%, 02/28/27	2,276,085	2,202,112

		101,333,485

Telecommunications—2.6%
Altice France S.A. Term Loan B13, 6.905%, 3M LIBOR + 4.000%, 08/14/26	1,225,833	1,115,508
CenturyLink, Inc. Term Loan B, 5.365%, 1M LIBOR + 2.250%, 03/15/27	3,431,179	3,129,112
CommScope, Inc. Term Loan B, 6.365%, 1M LIBOR + 3.250%, 04/06/26	1,503,500	1,389,485
Cyxtera DC Holdings, Inc. Term Loan B, 5.790%, 3M LIBOR + 3.000%, 05/01/24	1,448,750	1,327,055
Delta TopCo, Inc. Term Loan B, 6.832%, 3M LIBOR + 3.750%, 12/01/27	4,303,050	3,910,397

Telecommunications—(Continued)
Digicel International Finance, Ltd. Term Loan B, 6.365%, 1M LIBOR + 3.250%, 05/28/24	1,448,767	1,294,836
GoTo Group, Inc. Term Loan B, 7.802%, 1M LIBOR + 4.750%, 08/31/27	2,733,862	1,912,336
Level 3 Financing, Inc. Term Loan B, 4.865%, 1M LIBOR + 1.750%, 03/01/27	1,333,212	1,270,123
Numericable Group S.A. Term Loan B11, 5.556%, 3M LIBOR + 2.750%, 07/31/25	213,374	196,838
Zayo Group Holdings, Inc. Term Loan, 6.115%, 1M LIBOR + 3.000%, 03/09/27	1,126,546	946,701

		16,492,391

Transportation—0.5%
Kenan Advantage Group, Inc. Term Loan B1, 6.865%, 1M LIBOR + 3.750%, 03/24/26	2,284,313	2,172,381
N-Able International Holdings II LLC Term Loan B, 6.070%, 3M LIBOR + 3.000%, 07/19/28	445,500	432,135
XPO Logistics, Inc. Term Loan B, 4.383%, 1M LIBOR + 1.750%, 02/24/25	575,000	561,164

		3,165,680

Total Floating Rate Loans (Cost $639,125,068)		592,596,669

Corporate Bonds & Notes—3.2%

Aerospace/Defense—0.4%
TransDigm, Inc. 6.250%, 03/15/26 (144A)	3,000,000	2,910,000

Airlines—0.5%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26 (144A)	2,000,000	1,878,340
5.750%, 04/20/29 (144A)	1,500,000	1,308,750

		3,187,090

Auto Parts & Equipment—0.2%
Clarios Global L.P. 6.750%, 05/15/25 (144A)	225,000	220,327
Clarios Global L.P. / Clarios U.S. Finance Co. 6.250%, 05/15/26 (144A)	1,215,000	1,160,325

		1,380,652

Commercial Services—0.3%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 07/15/26 (144A)	725,000	646,156
Garda World Security Corp. 4.625%, 02/15/27 (144A)	850,000	728,871
Prime Security Services Borrower LLC / Prime Finance, Inc. 5.250%, 04/15/24 (144A)	625,000	603,125
Sabre GLBL, Inc. 9.250%, 04/15/25 (144A)	300,000	287,223

		2,265,375

BHFTI-110

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Distribution/Wholesale—0.0%
American Builders & Contractors Supply Co., Inc. 4.000%, 01/15/28 (144A)	275,000	$240,565

Diversified Financial Services—0.1%
AG Issuer LLC 6. 250%, 03/01/28 (144A)	425,000	367,671

Electric—0.2%
Calpine Corp. 4.500%, 02/15/28 (144A)	300,000	264,297
5.250%, 06/01/26 (144A)	988,000	931,338

		1,195,635

Entertainment—0.2%
AMC Entertainment Holdings, Inc. 7.500%, 02/15/29 (144A)	1,000,000	772,500
SeaWorld Parks and Entertainment., Inc. 8.750%, 05/01/25 (144A)	250,000	255,000
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	126,000	125,947

		1,153,447

Environmental Control—0.1%
GFL Environmental, Inc. 4.250%, 06/01/25 (144A)	625,000	586,137

Machinery-Diversified—0.1%
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	500,000	425,105

Media—0.2%
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A)	550,000	109,477
iHeartCommunications, Inc. 4.750%, 01/15/28 (144A)	250,000	208,375
5.250%, 08/15/27 (144A)	200,000	170,850
6.375%, 05/01/26	105,163	97,564
8.375%, 05/01/27	190,609	160,286
Virgin Media Secured Finance plc 4.500%, 08/15/30 (144A)	800,000	624,360

		1,370,912

Oil & Gas—0.2%
CITGO Petroleum Corp. 7.000%, 06/15/25 (144A)	1,275,000	1,218,301

Real Estate—0.1%
Cushman and Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A)	375,000	347,831

Software—0.1%
Boxer Parent Co., Inc. 7.125%, 10/02/25 (144A)	500,000	490,038

Telecommunications—0.5%
Altice France S.A. 5.500%, 01/15/28 (144A)	475,000	376,148
CommScope, Inc. 6.000%, 03/01/26 (144A)	2,000,000	1,841,440
Lumen Technologies, Inc. 4.000%, 02/15/27 (144A)	1,500,000	1,259,668

		3,477,256

Total Corporate Bonds & Notes (Cost $23,275,377)		20,616,015

Common Stocks—0.4%

Commercial Services—0.0%
IAP Worldwide Services LLC (e) (f) (g) (h)	44	186,562

Electric Utilities—0.1%
Longview Intermediate Holdings Co. LLC (g) (h)	39,089	390,890

Energy Equipment & Services—0.0%
McDermott International, Inc. (g) (h)	117,431	52,844

Entertainment—0.0%
Cineworld Group plc (g) (h)	121,458	15,867

Health Care Equipment & Supplies—0.0%
Akorn Holding Co. LLC (g) (h)	56,220	330,293

Household Products—0.0%
LG Parent Holding Co. (g) (h)	9,472	123,136

Media—0.1%
Clear Channel Outdoor Holdings, Inc. (g) (h)	43,727	59,906
Cumulus Media, Inc. - Class A (g) (h)	40,548	285,052
Global Eagle Entertainment (e) (f) (h)	17,940	168,995
iHeartMedia, Inc. - Class A (g) (h)	18,596	136,309

		650,262

Metals & Mining—0.1%
ACNR Holdings, Inc. (g) (h)	3,147	311,553
AFG Holdings, Inc. (e) (f) (h)	24,746	63,350

		374,903

Oil, Gas & Consumable Fuels—0.1%
QuarterNorth Energy, Inc. (g) (h)	4,819	580,689

Professional Services—0.0%
Skillsoft Corp. (g) (h)	66,881	122,392

Specialty Retail—0.0%
David’s Bridal, Inc. (e) (f) (g) (h)	18,015	0
Philips Pet Holding Corp. (e) (f) (g) (h)	62	20,006

		20,006

Total Common Stocks (Cost $4,963,147)		2,847,844

BHFTI-111

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Preferred Stocks—0.2%

Security Description	Shares/ Principal Amount*	Value

Household Products—0.0%
LG Parent Holding Co.	1,428	$173,442

Metals & Mining—0.2%
ACNR Holdings, Inc.	1,486	880,455

Specialty Retail—0.0%
David’s Bridal, Inc.
Series A, (e) (f) (h)	501	0
Series B, (e) (f) (h)	2,042	0
DBI Investors, Inc. Series A (e) (f) (h)	852	0

		0

Total Preferred Stocks (Cost $240,265)		1,053,897

Warrants—0.0%

Specialty Retail—0.0%
David’s Bridal, Inc. (e) (f) (g) (h) (Cost $0)	3,478	0

Short-Term Investment—0.5%

Repurchase Agreement—0.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $3,210,995; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $3,274,964.	3,210,701	3,210,701

Total Short-Term Investments (Cost $3,210,701)		3,210,701

Total Investments—97.8% (Cost $670,814,558)		620,325,126
Unfunded Loan Commitments—(0.1)% (Cost $(643,669))		(643,669)
Net Investments—97.7% (Cost $670,170,889)		619,681,457
Other assets and liabilities (net)—2.3%		14,315,092

Net Assets—100.0%		$633,996,549

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(b)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(c)	This loan will settle after September 30, 2022, at which time the interest rate will be determined.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 0.2% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Non-income producing security.
(h)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $20,358,165, which is 3.2% of net assets.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(PRIME)—	U.S. Federal Reserve Prime Rate
(TSFR)—	Term Secured Financing Rate

BHFTI-112

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Advertising	$—	$1,367,186	$—	$1,367,186
Aerospace/Defense	—	12,738,624	—	12,738,624
Agriculture	—	500,871	—	500,871
Airlines	—	1,664,021	—	1,664,021
Auto Manufacturers	—	1,401,685	—	1,401,685
Auto Parts & Equipment	—	14,021,092	—	14,021,092
Banks	—	1,161,225	—	1,161,225
Beverages	—	2,534,415	—	2,534,415
Building Materials (Less Unfunded Loan Commitments of $158,571)	—	15,753,395	—	15,753,395
Chemicals	—	24,596,096	—	24,596,096
Coal	—	377,172	—	377,172
Commercial Services	—	46,739,616	—	46,739,616
Computers	—	21,104,976	—	21,104,976
Cosmetics/Personal Care	—	3,818,532	—	3,818,532
Distribution/Wholesale	—	1,898,118	—	1,898,118
Diversified Financial Services	—	26,480,149	—	26,480,149
Electric	—	4,892,649	—	4,892,649
Electrical Components & Equipment	—	1,854,538	—	1,854,538
Electronics	—	1,829,646	—	1,829,646
Engineering & Construction	—	3,574,304	—	3,574,304
Entertainment (Less Unfunded Loan Commitments of $171,563)	—	13,046,812	—	13,046,812
Environmental Control	—	10,149,993	—	10,149,993
Food	—	6,538,048	—	6,538,048
Food Service	—	1,694,046	—	1,694,046
Forest Products & Paper	—	1,055,497	—	1,055,497
Hand/Machine Tools	—	2,469,488	—	2,469,488
Healthcare-Products	—	5,573,352	—	5,573,352
Healthcare-Services (Less Unfunded Loan Commitments of $39,473)	—	23,071,845	—	23,071,845
Holding Companies-Diversified	—	1,496,955	—	1,496,955
Home Builders	—	644,684	—	644,684
Home Furnishings	—	2,771,135	—	2,771,135
Household Products/Wares	—	1,493,918	—	1,493,918
Housewares	—	246,780	—	246,780
Insurance	—	22,171,593	—	22,171,593
Internet	—	20,068,225	—	20,068,225
Investment Companies	—	2,338,809	—	2,338,809
Iron/Steel	—	716,429	—	716,429
Leisure Time	—	11,864,093	—	11,864,093
Lodging	—	6,204,424	—	6,204,424
Machinery-Construction & Mining	—	3,788,921	—	3,788,921
Machinery-Diversified	—	10,451,495	—	10,451,495

BHFTI-113

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Media	$—	$32,941,160	$—	$32,941,160
Metal Fabricate/Hardware (Less Unfunded Loan Commitments of $10,532)	—	7,785,301	—	7,785,301
Miscellaneous Manufacturing	—	10,179,145	—	10,179,145
Oil & Gas	—	2,826,244	—	2,826,244
Oil & Gas Services	—	143,569	—	143,569
Packaging & Containers (Less Unfunded Loan Commitments of $39,280)	—	14,986,917	—	14,986,917
Pharmaceuticals	—	29,154,619	—	29,154,619
Pipelines	—	5,222,782	—	5,222,782
Real Estate	—	3,877,749	—	3,877,749
Real Estate Investment Trusts	—	767,522	—	767,522
Retail (Less Unfunded Loan Commitments of $224,250)	—	18,968,489	974,117	19,942,606
Semiconductors	—	6,968,978	—	6,968,978
Software	—	101,333,485	—	101,333,485
Telecommunications	—	16,492,391	—	16,492,391
Transportation	—	3,165,680	—	3,165,680
Total Floating Rate Loans (Less Unfunded Loan Commitments of $643,669)	—	590,978,883	974,117	591,953,000
Total Corporate Bonds & Notes*	—	20,616,015	—	20,616,015
Common Stocks
Commercial Services	—	—	186,562	186,562
Electric Utilities	—	390,890	—	390,890
Energy Equipment & Services	52,844	—	—	52,844
Entertainment	—	15,867	—	15,867
Health Care Equipment & Supplies	—	330,293	—	330,293
Household Products	—	123,136	—	123,136
Media	481,267	—	168,995	650,262
Metals & Mining	—	311,553	63,350	374,903
Oil, Gas & Consumable Fuels	—	580,689	—	580,689
Professional Services	122,392	—	—	122,392
Specialty Retail	—	—	20,006	20,006
Total Common Stocks	656,503	1,752,428	438,913	2,847,844
Preferred Stocks
Household Products	173,442	—	—	173,442
Metals & Mining	880,455	—	—	880,455
Specialty Retail	—	—	0	0
Total Preferred Stocks	1,053,897	—	0	1,053,897
Total Warrants*	—	—	0	0
Total Short-Term Investment*	—	3,210,701	—	3,210,701
Total Net Investments	$1,710,400	$616,558,027	$1,413,030	$619,681,457

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

During the period ended September 30, 2022, a transfer into Level 3 in the amount of $566,375 was due to the cessation of a vendor or broker providing prices based on market indications which resulted in a lack of significant observable inputs.

During the period ended September 30, 2022, a transfer out of Level 3 in the amount of $311,148 was due to the initiation of trading activity which resulted in the availability of significant observable inputs.

BHFTI-114

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—40.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—3.3%
Fannie Mae 15 Yr. Pool
4.500%, 09/01/24	55,124	$54,236
4.500%, 03/01/25	176,818	173,920
Fannie Mae ARM Pool
1.795%, 12M LIBOR + 1.420%, 03/01/36 (a)	4,472	4,408
1.800%, 1Y H15 + 1.675%, 11/01/32 (a)	7,634	7,512
1.800%, 12M LIBOR + 1.550%, 02/01/44 (a)	26,103	25,518
1.905%, 12M LIBOR + 1.655%, 08/01/34 (a)	828	816
1.960%, 12M LIBOR + 1.585%, 02/01/36 (a)	9,631	9,542
2.028%, 12M LIBOR + 1.778%, 12/01/35 (a)	105,297	104,456
2.030%, 12M LIBOR + 1.530%, 02/01/33 (a)	27,152	26,803
2.214%, 12M LIBOR + 1.839%, 03/01/36 (a)	14,296	14,135
2.277%, 1Y H15 + 2.152%, 12/01/33 (a)	35,716	35,212
2.318%, 1Y H15 + 1.878%, 02/01/25 (a)	12,754	12,586
2.323%, 12M LIBOR + 1.815%, 03/01/36 (a)	9,061	8,967
2.355%, 1Y H15 + 2.105%, 07/01/25 (a)	67	66
2.386%, 12M LIBOR + 1.580%, 03/01/33 (a)	12,426	12,269
2.395%, 1Y H15 + 2.270%, 01/01/32 (a)	5,521	5,420
2.410%, 1Y H15 + 2.285%, 02/01/35 (a)	27,272	26,792
2.525%, 1Y H15 + 2.275%, 06/01/35 (a)	36,750	36,007
2.560%, 12M LIBOR + 1.810%, 04/01/40 (a)	651	643
2.601%, 6M LIBOR + 1.415%, 12/01/32 (a)	79,124	77,866
2.656%, 1Y H15 + 2.420%, 04/01/36 (a)	1,664	1,639
2.665%, 6M LIBOR + 1.415%, 06/01/32 (a)	7,085	6,977
2.709%, 6M LIBOR + 1.399%, 03/01/35 (a)	10,005	10,062
2.841%, 12M LIBOR + 1.712%, 09/01/35 (a)	817,834	829,751
2.845%, 6M LIBOR + 0.845%, 11/01/33 (a)	419	412
2.850%, 12M LIBOR + 1.571%, 11/01/36 (a)	214	212
2.857%, 1Y H15 + 2.088%, 07/01/33 (a)	14,599	14,470
2.860%, 12M LIBOR + 1.614%, 01/01/36 (a)	20,472	20,735
2.927%, 6M LIBOR + 1.413%, 11/01/34 (a)	3,642	3,596
2.928%, 6M LIBOR + 1.676%, 03/01/37 (a)	1,832	1,856
3.007%, 6M LIBOR + 1.570%, 11/01/35 (a)	28,376	28,559
3.014%, 1Y H15 + 2.149%, 03/01/30 (a)	230	224
3.038%, 6M LIBOR + 1.538%, 09/01/35 (a)	4,402	4,348
3.046%, 1Y H15 + 2.270%, 01/01/29 (a)	6,703	6,482
3.078%, 1Y H15 + 2.229%, 09/01/36 (a)	273	268
3.125%, 12M LIBOR + 1.750%, 04/01/34 (a)	24,142	23,956
3.144%, 1Y H15 + 2.210%, 09/01/33 (a)	1,776	1,752
3.185%, 12M LIBOR + 1.810%, 04/01/35 (a)	155,376	157,591
3.198%, 1Y H15 + 2.167%, 11/01/35 (a)	853,142	868,569
3.257%, 12M LIBOR + 1.688%, 11/01/36 (a)	583,608	593,912
3.278%, 1Y H15 + 2.302%, 01/01/32 (a)	1,002	1,003
3.288%, 1Y H15 + 1.945%, 08/01/29 (a)	515	510
3.289%, 1Y H15 + 2.164%, 07/01/33 (a)	18,440	17,821
3.293%, 6M LIBOR + 1.620%, 11/01/32 (a)	18,303	18,175
3.319%, 6M LIBOR + 1.781%, 06/01/28 (a)	877	866
3.398%, 6M LIBOR + 1.544%, 12/01/34 (a)	21,966	22,388
3.481%, 6M LIBOR + 2.106%, 09/01/33 (a)	19,268	18,965
3.513%, 1Y H15 + 2.460%, 09/01/33 (a)	458	452
3.519%, 1Y H15 + 2.247%, 03/01/38 (a)	4,796	4,742
3.525%, 6M LIBOR + 2.275%, 08/01/32 (a)	20,625	20,302
3.527%, 6M LIBOR + 1.430%, 02/01/36 (a)	18,171	18,563
3.549%, 1Y H15 + 2.270%, 08/01/30 (a)	9,426	9,163
3.560%, 1Y H15 + 2.360%, 11/01/34 (a)	866,569	891,652
3.583%, 12M LIBOR + 1.833%, 08/01/32 (a)	30,156	29,816

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
3.625%, 12M LIBOR + 1.375%, 07/01/33 (a)	11,161	11,032
3.631%, 1Y H15 + 2.549%, 07/01/28 (a)	1,202	1,192
3.641%, 12M LIBOR + 1.637%, 05/01/33 (a)	6,000	5,914
3.703%, 12M LIBOR + 1.905%, 11/01/35 (a)	238,789	244,241
3.752%, 12M LIBOR + 1.502%, 07/01/33 (a)	25,645	25,396
3.767%, 6M LIBOR + 1.585%, 03/01/36 (a)	47,297	48,598
3.811%, 1Y H15 + 2.010%, 06/01/25 (a)	10,033	9,935
3.852%, 6M LIBOR + 1.157%, 03/01/28 (a)	1,603	1,597
3.861%, 1Y H15 + 2.267%, 04/01/27 (a)	136	135
3.895%, 12M LIBOR + 1.645%, 09/01/39 (a)	1,756	1,733
3.901%, 12M LIBOR + 1.651%, 10/01/33 (a)	14,970	14,687
3.941%, 12M LIBOR + 1.691%, 08/01/37 (a)	3,135	3,193
3.970%, 12M LIBOR + 1.720%, 08/01/35 (a)	23,258	23,010
3.972%, 12M LIBOR + 1.722%, 10/01/36 (a)	1,007	1,016
4.000%, 6M LIBOR + 2.250%, 10/01/33 (a)	16,322	16,111
4.033%, 12M LIBOR + 1.690%, 11/01/35 (a)	5,455	5,397
4.094%, 12M LIBOR + 1.844%, 09/01/37 (a)	663	661
4.123%, 1Y H15 + 1.998%, 10/01/32 (a)	9,254	9,138
4.133%, 6M LIBOR + 1.058%, 11/01/33 (a)	2,663	2,657
4.138%, 1Y H15 + 2.223%, 07/01/35 (a)	6,859	6,987
4.149%, 1Y H15 + 2.149%, 08/01/33 (a)	37,692	37,401
4.237%, 6M LIBOR + 1.680%, 04/01/36 (a)	13,606	13,938
4.280%, 1Y H15 + 2.280%, 07/01/32 (a)	1,960	1,943
4.290%, 1Y H15 + 2.290%, 08/01/32 (a)	5,359	5,311
4.300%, 1Y H15 + 2.300%, 09/01/32 (a)	1,974	1,949
Fannie Mae Connecticut Avenue Securities (CMO)
5.684%, 1M LIBOR + 2.600%, 05/25/24 (a)	1,729,831	1,726,252
5.984%, 1M LIBOR + 2.900%, 07/25/24 (a)	669,666	671,643
6.084%, 1M LIBOR + 3.000%, 07/25/24 (a)	1,792,605	1,800,099
7.084%, 1M LIBOR + 4.000%, 05/25/25 (a)	972,066	986,839
7.384%, 1M LIBOR + 4.300%, 02/25/25 (a)	933,059	952,164
7.984%, 1M LIBOR + 4.900%, 11/25/24 (a)	1,404,383	1,451,355
8.084%, 1M LIBOR + 5.000%, 11/25/24 (a)	148,772	149,687
8.084%, 1M LIBOR + 5.000%, 07/25/25 (a)	858,104	875,167
8.334%, 1M LIBOR + 5.250%, 10/25/23 (a)	1,077,940	1,101,268
10.034%, 1M LIBOR + 6.950%, 08/25/28 (a)	1,051,944	1,085,290
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
6.684%, 1M LIBOR + 3.600%, 04/25/24 (a)	637,123	638,562
6.834%, 1M LIBOR + 3.750%, 09/25/24 (a)	2,042,769	2,068,928
7.084%, 1M LIBOR + 4.000%, 08/25/24 (a)	64,607	65,185
7.634%, 1M LIBOR + 4.550%, 10/25/24 (a)	939,035	950,856
7.734%, 1M LIBOR + 4.650%, 10/25/28 (a)	1,771,833	1,823,257
8.234%, 1M LIBOR + 5.150%, 11/25/28 (a)	1,270,378	1,323,529
8.634%, 1M LIBOR + 5.550%, 07/25/28 (a)	2,998,015	3,153,605

		25,583,821

U.S. Treasury—36.7%
U.S. Treasury Inflation Indexed Notes 0.625%, 01/15/26 (b)	9,102,370	8,688,141
U.S. Treasury Notes
0.125%, 10/15/23	33,500,000	32,089,336
0.375%, 08/15/24	10,000,000	9,302,734
1.125%, 01/15/25 (c)	32,000,000	29,813,750
1.500%, 02/15/25	28,000,000	26,246,719

BHFTI-115

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.500%, 08/15/23	45,000,000	$44,321,484
2.750%, 11/15/23	29,000,000	28,498,164
2.875%, 10/31/23 (c)	20,000,000	19,698,438
2.875%, 11/30/23 (c)	32,000,000	31,473,750
2.875%, 05/31/25 (c)	13,000,000	12,542,461
2.875%, 07/31/25 (c) (d)	42,500,000	40,944,434

		283,619,411

Total U.S. Treasury & Government Agencies (Cost $329,571,519)		309,203,232

Corporate Bonds & Notes—29.6%

Aerospace/Defense—0.8%
Boeing Co. (The) 2.196%, 02/04/26	2,600,000	2,307,338
General Dynamics Corp. 3.250%, 04/01/25	3,300,000	3,187,085
TransDigm, Inc. 6.250%, 03/15/26 (144A) (c)	900,000	873,000

		6,367,423

Agriculture—0.4%
Altria Group, Inc. 2.350%, 05/06/25 (c)	2,200,000	2,037,612
Imperial Brands Finance plc 3.125%, 07/26/24 (144A) (c)	300,000	286,950
4.250%, 07/21/25 (144A)	800,000	767,104

		3,091,666

Airlines—0.9%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26 (144A) (c)	1,000,000	939,170
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.500%, 10/20/25 (144A) (c)	4,700,000	4,562,086
International Consolidated Airlines Group S.A. 1.500%, 07/04/27 (EUR)	2,000,000	1,302,495
United Airlines Pass-Through Trust 4.875%, 01/15/26	159,200	148,688
United Airlines, Inc. 4.375%, 04/15/26 (144A)	100,000	89,250

		7,041,689

Banks—13.1%
Bank of America Corp.
3.004%, 3M LIBOR + 0.790%, 12/20/23 (a)	2,155,000	2,143,558
3.384%, SOFR + 1.330%, 04/02/26 (a) (c)	2,800,000	2,644,926
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	3,700,000	3,670,886
3.864%, 3M LIBOR + 0.940%, 07/23/24 (a)	3,600,000	3,551,034
Bank of Montreal 4.250%, 09/14/24 (c)	3,000,000	2,951,312

Banks—(Continued)
Bank of Nova Scotia (The) 2.951%, 03/11/27	2,300,000	2,082,131
BNP Paribas S.A.
2.219%, SOFR + 2.074%, 06/09/26 (144A) (a) (c)	700,000	629,400
2.819%, 3M LIBOR + 1.111%, 11/19/25 (144A) (a)	1,500,000	1,398,047
BPCE S.A. 2.375%, 01/14/25 (144A) (c)	3,000,000	2,769,690
Citigroup, Inc.
3.290%, SOFR + 1.528%, 03/17/26 (a) (c)	1,900,000	1,793,815
4.044%, 3M LIBOR + 1.023%, 06/01/24 (a) (c)	3,600,000	3,571,704
4.600%, 03/09/26	4,000,000	3,899,552
Credit Suisse Group AG 4.550%, 04/17/26	2,000,000	1,840,036
Deutsche Bank AG
2.222%, SOFR + 2.159%, 09/18/24 (a)	2,300,000	2,190,584
5.371%, 09/09/27 (c)	2,000,000	1,930,283
Goldman Sachs Group, Inc. (The)
0.673%, SOFR + 0.572%, 03/08/24 (a) (c)	2,700,000	2,639,569
2.640%, SOFR + 1.114%, 02/24/28 (a)	2,000,000	1,735,278
3.750%, 02/25/26 (c)	2,000,000	1,894,379
4.250%, 10/21/25	3,000,000	2,895,644
4.387%, SOFR + 1.510%, 06/15/27 (a) (c)	900,000	857,364
HSBC Holdings plc
0.976%, SOFR + 0.708%, 05/24/25 (a)	900,000	826,877
1.645%, SOFR + 1.538%, 04/18/26 (a)	1,500,000	1,333,896
4.180%, SOFR + 1.510%, 12/09/25 (a) (c)	1,900,000	1,817,611
JPMorgan Chase & Co.
2.083%, SOFR + 1.850%, 04/22/26 (a) (c)	5,400,000	4,919,879
3.559%, 3M LIBOR + 0.730%, 04/23/24 (a) (c)	2,700,000	2,672,433
3.845%, SOFR + 0.980%, 06/14/25 (a) (c)	1,700,000	1,653,408
3.875%, 09/10/24 (c)	2,500,000	2,444,862
KeyBank N.A. 4.150%, 08/08/25 (c)	1,600,000	1,550,869
Mitsubishi UFJ Financial Group, Inc. 5.063%, 1Y H15 + 1.550%, 09/12/25 (a) (c)	3,200,000	3,166,354
Morgan Stanley
2.188%, SOFR + 1.990%, 04/28/26 (a) (c)	2,900,000	2,660,102
3.737%, 3M LIBOR + 0.847%, 04/24/24 (a)	3,600,000	3,562,243
4.350%, 09/08/26	2,200,000	2,095,334
National Bank of Canada 3.750%, SOFR + 1.009%, 06/09/25 (a) (c)	2,300,000	2,232,700
Nordea Bank Abp 4.750%, 09/22/25 (144A)	1,200,000	1,180,533
Santander UK Group Holdings plc 1.673%, SOFR + 0.989%, 06/14/27 (a)	1,800,000	1,496,462
Shinhan Bank Co., Ltd. 1.375%, 10/21/26 (144A)	2,500,000	2,176,821
Societe Generale S.A.
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a) (c)	1,500,000	1,248,786
2.226%, 1Y H15 + 1.050%, 01/21/26 (144A) (a)	1,700,000	1,532,562
Toronto-Dominion Bank (The) 4.285%, 09/13/24 (c)	4,200,000	4,136,667
UBS Group AG 4.490%, 1Y H15 + 1.600%, 08/05/25 (144A) (a) (c)	1,900,000	1,853,603
Wells Fargo & Co.
1.654%, SOFR + 1.600%, 06/02/24 (a)	3,200,000	3,124,842

BHFTI-116

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Wells Fargo & Co.
2.188%, SOFR + 2.000%, 04/30/26 (a) (c)	2,500,000	$2,283,180
4.100%, 06/03/26 (c)	3,000,000	2,854,353
Woori Bank 4.750%, 04/30/24 (144A)	1,200,000	1,186,903

		101,100,472

Beverages—0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.650%, 02/01/26 (c)	1,400,000	1,344,798
Coca-Cola Europacific Partners plc 1.500%, 01/15/27 (144A) (c)	1,600,000	1,369,002

		2,713,800

Biotechnology—0.0%
Bio-Rad Laboratories, Inc. 3.300%, 03/15/27 (c)	300,000	272,291

Commercial Services—0.1%
Grand Canyon University 4.125%, 10/01/24 (c)	600,000	552,498

Cosmetics/Personal Care—0.2%
GSK Consumer Healthcare Capital U.S. LLC 3.375%, 03/24/27 (144A) (c)	1,400,000	1,269,663
Oriflame Investment Holding plc 5.125%, 05/04/26 (144A) (c)	700,000	402,500

		1,672,163

Diversified Financial Services—0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000%, 10/29/28 (c)	1,000,000	801,966

Electric—2.5%
Berkshire Hathaway Energy Co. 4.050%, 04/15/25 (c)	1,700,000	1,671,107
Comision Federal de Electricidad 4.750%, 02/23/27 (144A)	2,300,000	2,066,573
Dominion Energy, Inc. 1.450%, 04/15/26 (c)	2,000,000	1,756,069
Exelon Corp.
3.400%, 04/15/26	2,000,000	1,882,606
4.050%, 04/15/30 (c)	2,400,000	2,175,255
InterGen NV 7.000%, 06/30/23 (144A)	1,500,000	1,458,750
Korea East-West Power Co., Ltd.
1.750%, 05/06/25 (144A)	2,500,000	2,297,000
3.600%, 05/06/25 (144A)	1,600,000	1,545,030
3.875%, 07/19/23 (144A)	1,300,000	1,290,432
Southern Co. (The) 3.250%, 07/01/26 (c)	3,000,000	2,779,198
Talen Energy Supply LLC 10.500%, 01/15/26 (144A) (e)	500,000	410,000

		19,332,020

Electronics—0.2%
Flex, Ltd. 3.750%, 02/01/26 (c)	1,300,000	1,207,724

Healthcare-Services—0.7%
Centene Corp. 3.375%, 02/15/30	900,000	735,750
Elevance Health, Inc. 1.500%, 03/15/26 (c)	3,000,000	2,661,627
Quest Diagnostics, Inc. 3.450%, 06/01/26 (c)	2,100,000	1,976,508

		5,373,885

Insurance—1.0%
GA Global Funding Trust 3.850%, 04/11/25 (144A)	3,800,000	3,620,096
New York Life Global Funding 3.600%, 08/05/25 (144A) (c)	3,200,000	3,097,498
Protective Life Global Funding 3.218%, 03/28/25 (144A) (c)	1,500,000	1,422,885

		8,140,479

Internet—1.0%
Amazon.com, Inc. 2.400%, 02/22/23 (c)	1,700,000	1,686,371
Netflix, Inc.
3.625%, 06/15/25 (144A)	800,000	755,867
4.375%, 11/15/26 (c)	700,000	660,825
5.750%, 03/01/24 (c)	400,000	406,016
Tencent Holdings, Ltd.
1.810%, 01/26/26 (144A)	900,000	806,688
2.985%, 01/19/23 (144A)	3,300,000	3,288,970

		7,604,737

Leisure Time—0.1%
NCL Corp., Ltd. 5.875%, 03/15/26 (144A) (c)	900,000	684,666

Lodging—0.5%
Melco Resorts Finance, Ltd. 4.875%, 06/06/25 (144A)	1,000,000	740,192
Sands China, Ltd. 2.800%, 03/08/27 (c)	1,200,000	953,484
Studio City Finance, Ltd. 6.000%, 07/15/25 (144A) (c)	2,000,000	1,114,883
Wynn Macau, Ltd. 5.625%, 08/26/28 (144A) (c)	1,200,000	799,344

		3,607,903

Media—1.4%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.000%, 03/01/23 (144A)	800,000	795,388
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25	3,000,000	2,925,477

BHFTI-117

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
DISH DBS Corp. 5.250%, 12/01/26 (144A) (c)	800,000	$655,398
Fox Corp. 3.050%, 04/07/25 (c)	1,700,000	1,619,212
TWDC Enterprises 18 Corp. 3.150%, 09/17/25 (c)	3,000,000	2,862,426
Univision Communications, Inc. 5.125%, 02/15/25 (144A) (c)	600,000	569,622
Walt Disney Co. (The) 1.750%, 01/13/26 (c)	1,300,000	1,176,913

		10,604,436

Miscellaneous Manufacturing—0.2%
Anagram International, Inc. / Anagram Holdings LLC 10.000% PIK, 08/15/26 (144A) (f)	122,895	120,437
Parker-Hannifin Corp. 3.650%, 06/15/24 (c)	1,600,000	1,564,845

		1,685,282

Multi-National—0.2%
Banque Ouest Africaine de Developpement 5.000%, 07/27/27 (144A)	1,300,000	1,184,690

Oil & Gas—1.9%
BP Capital Markets America, Inc.
3.410%, 02/11/26 (c)	2,000,000	1,900,878
3.796%, 09/21/25 (c)	3,200,000	3,117,152
Ecopetrol S.A. 5.375%, 06/26/26	2,300,000	2,079,200
Endeavor Energy Resources L.P. / EER Finance, Inc. 5.750%, 01/30/28 (144A) (c)	900,000	856,008
Equinor ASA
1.750%, 01/22/26	1,300,000	1,169,004
2.875%, 04/06/25 (c)	4,700,000	4,483,048
Harvest Operations Corp. 4.200%, 06/01/23 (144A)	800,000	797,200
Mesquite Energy, Inc. 7.750%, 06/15/21 (e)	1,200,000	6,000
Petroleos Mexicanos 6.875%, 10/16/25 (c)	350,000	329,205

		14,737,695

Oil & Gas Services—0.0%
Weatherford International, Ltd. 11.000%, 12/01/24 (144A)	23,000	23,403

Packaging & Containers—0.1%
Owens-Brockway Glass Container, Inc.
5.375%, 01/15/25 (144A)	300,000	276,750
5.875%, 08/15/23 (144A) (c)	462,000	456,225

		732,975

Pharmaceuticals—0.9%
AstraZeneca plc 0.700%, 04/08/26 (c)	200,000	172,831

Pharmaceuticals—(Continued)
Bayer U.S. Finance II LLC 3.875%, 12/15/23 (144A)	3,000,000	2,943,292
Cigna Corp. 1.250%, 03/15/26 (c)	4,000,000	3,503,388
Teva Pharmaceutical Finance Netherlands III B.V. 4.750%, 05/09/27 (c)	800,000	679,448

		7,298,959

Pipelines—1.5%
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/25	2,500,000	2,510,000
Energy Transfer L.P.
4.050%, 03/15/25	1,800,000	1,726,029
4.200%, 09/15/23 (c)	1,000,000	989,240
EnLink Midstream Partners L.P. 4.850%, 07/15/26 (c)	1,100,000	1,010,223
MPLX L.P. 4.875%, 12/01/24 (c)	2,500,000	2,469,531
Sabine Pass Liquefaction LLC
5.625%, 03/01/25 (c)	1,700,000	1,698,321
5.750%, 05/15/24	1,000,000	1,003,661
Williams Cos., Inc. (The) 4.000%, 09/15/25 (c)	500,000	480,935

		11,887,940

Real Estate—0.1%
Country Garden Holdings Co., Ltd. 7.250%, 04/08/26	1,500,000	547,500
Vivion Investments Sarl 3.000%, 08/08/24 (EUR)	200,000	177,068

		724,568

Real Estate Investment Trusts—0.1%
MPT Operating Partnership L.P. / MPT Finance Corp. 5.000%, 10/15/27 (c)	1,300,000	1,123,525

Retail—0.0%
KSouth Africa, Ltd.
3.000% PIK, 12/31/22 (144A) † (f) (g) (h)	712,186	0
25.000% PIK, 12/31/22 (144A) † (f) (g) (h)	313,720	0
Party City Holdings, Inc. 8.061%, 6M LIBOR + 5.000%, 07/15/25 (144A) (a) (c)	195,885	113,368

		113,368

Semiconductors—0.4%
SK Hynix, Inc. 1.500%, 01/19/26 (144A)	3,400,000	2,943,760

Software—0.1%
Fiserv, Inc. 2.250%, 06/01/27 (c)	1,000,000	863,365

Telecommunications—0.7%
AT&T, Inc. 2.300%, 06/01/27 (c)	400,000	349,607

BHFTI-118

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
CommScope Technologies LLC 6.000%, 06/15/25 (144A) (c)	300,000	$266,535
Iliad Holding SASU 6.500%, 10/15/26 (144A) (c)	700,000	612,080
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, 03/20/25 (144A)	187,500	184,799
Verizon Communications, Inc. 1.450%, 03/20/26 (c)	4,300,000	3,796,685

		5,209,706

Trucking & Leasing—0.1%
DAE Funding LLC 1.550%, 08/01/24 (144A)	600,000	548,175

Total Corporate Bonds & Notes (Cost $248,621,522)		229,247,229

Asset-Backed Securities—12.5%

Asset-Backed - Credit Card—2.2%
American Express Credit Account Master Trust 3.750%, 08/15/27	5,496,000	5,353,806
BA Credit Card Trust 3.530%, 11/15/27	1,200,000	1,164,027
Capital One Multi-Asset Execution Trust 3.490%, 05/15/27	3,070,000	2,976,516
Chase Issuance Trust 3.970%, 09/15/27	2,047,000	2,009,873
Discover Card Execution Note Trust 3.560%, 07/15/27	5,710,000	5,548,242

		17,052,464

Asset-Backed - Other—10.3%
Adagio CLO VIII DAC 1.650%, 3M EURIBOR + 1.650%, 04/15/32 (144A) (EUR) (a)	400,000	356,036
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,183,821	2,090,417
Ares European CLO VIII DAC
0.922%, 3M EURIBOR + 0.920%, 04/17/32 (144A) (EUR) (a)	3,200,000	3,002,598
1.602%, 3M EURIBOR + 1.600%, 04/17/32 (144A) (EUR) (a)	500,000	440,736
Armada Euro CLO IV DAC 1.700%, 3M EURIBOR + 1.700%, 07/15/33 (144A) (EUR) (a)	500,000	444,260
Atrium XIII 4.583%, 3M LIBOR + 1.800%, 11/21/30 (144A) (a)	1,000,000	919,982
Bain Capital Credit CLO 3.933%, 3M LIBOR + 1.150%, 04/23/31 (144A) (a)	1,000,000	955,723
BCC Middle Market CLO LLC 4.860%, 3M LIBOR + 2.150%, 10/20/30 (144A) (a)	1,600,000	1,501,933
Blackrock European CLO IX DAC
1.900%, 3M EURIBOR + 0.900%, 12/15/32 (144A) (EUR) (a)	2,600,000	2,400,020

Asset-Backed - Other—(Continued)
Blackrock European CLO IX DAC
2.550%, 3M EURIBOR + 1.550%, 12/15/32 (144A) (EUR) (a)	800,000	707,180
BlueMountain CLO XXXIV, Ltd. 3.363%, 3M TSFR + 2.400%, 04/20/35 (144A) (a)	2,590,000	2,322,924
BlueMountain Fuji Eur CLO V DAC 1.550%, 3M EURIBOR + 1.550%, 01/15/33 (144A) (EUR) (a)	1,400,000	1,235,158
BlueMountain Fuji U.S. CLO III, Ltd. 4.212%, 3M LIBOR + 1.700%, 01/15/30 (144A) (a)	2,000,000	1,783,666
Carlyle GMS Finance MM CLO LLC 4.712%, 3M LIBOR + 2.200%, 10/15/31 (144A) (a)	1,000,000	922,085
Carlyle U.S. CLO, Ltd. 3.073%, 3M TSFR + 2.150%, 04/15/35 (144A) (a)	3,420,000	3,008,807
4.510%, 3M LIBOR + 1.800%, 01/20/30 (144A) (a)	1,000,000	928,430
CF Hippolyta LLC 1.690%, 07/15/60 (144A)	1,169,039	1,038,382
CIFC Funding, Ltd. 3.739%, 3M TSFR + 2.500%, 04/21/35 (144A) (a)	3,000,000	2,759,646
Cook Park CLO Ltd. 3.860%, 3M LIBOR + 1.120%, 04/17/30 (144A) (a)	1,500,000	1,421,568
Countrywide Asset-Backed Certificates 3.834%, 1M LIBOR + 0.750%, 03/25/34 (a)	31,393	30,383
Dryden 109 CLO, Ltd. 3.375%, 3M TSFR + 2.350%, 04/20/35 (144A) (a)	2,640,000	2,398,881
Dryden 44 Euro CLO B.V. 0.880%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (a)	7,166,000	6,539,411
Dryden 45 Senior Loan Fund 3.912%, 3M LIBOR + 1.400%, 10/15/30 (144A) (a)	3,000,000	2,843,631
FirstKey Homes Trust 1.266%, 10/19/37 (144A)	1,418,454	1,271,024
Halcyon Loan Advisors Funding, Ltd. 4.510%, 3M LIBOR + 1.800%, 07/21/31 (144A) (a)	1,500,000	1,387,683
Holland Park CLO DAC 1.241%, 3M EURIBOR + 0.920%, 11/14/32 (144A) (EUR) (a)	9,900,000	9,244,189
Home Partners of America Trust 2.649%, 01/17/41 (144A)	499,280	430,119
Long Point Park CLO, Ltd. 4.440%, 3M LIBOR + 1.700%, 01/17/30 (144A) (a)	1,000,000	921,457
Madison Park Euro Funding VIII DAC 1.700%, 3M EURIBOR + 1.700%, 04/15/32 (144A) (EUR) (a)	900,000	801,072
Madison Park Funding, Ltd. 4.459%, 3M LIBOR + 1.700%, 10/22/30 (144A) (a)	1,000,000	954,326
Neuberger Berman CLO, Ltd. 4.132%, 3M LIBOR + 1.400%, 10/21/30 (144A) (a)	1,700,000	1,626,764
New Economy Assets Phase 1 Sponsor LLC 1.910%, 10/20/61 (144A)	5,010,000	4,239,320
Octagon 58, Ltd. 3.924%, 3M TSFR + 2.350%, 07/15/37 (144A) (a)	3,000,000	2,732,751
Octagon Investment Partners, Ltd.
3.810%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	600,000	571,037
4.233%, 3M LIBOR + 1.450%, 10/24/30 (144A) (a)	2,000,000	1,907,890

BHFTI-119

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
OHA Credit Partners VII, Ltd. 4.054%, 3M LIBOR + 1.070%, 02/20/34 (144A) (a)	6,398,000	$6,111,574
RAAC Trust 3.784%, 1M LIBOR + 0.700%, 03/25/34 (a)	70,258	68,696
RR 14, Ltd. 3.632%, 3M LIBOR + 1.120%, 04/15/36 (144A) (a)	5,382,000	5,163,292
Voya CLO, Ltd. 4.140%, 3M LIBOR + 1.400%, 10/18/31 (144A) (a)	2,454,544	2,355,592

		79,838,643

Total Asset-Backed Securities (Cost $107,456,479)		96,891,107

Mortgage-Backed Securities—6.4%

Collateralized Mortgage Obligations—3.9%
Adjustable Rate Mortgage Trust 3.257%, 02/25/35 (a)	911,260	887,031
BRAVO Residential Funding Trust 3.500%, 10/25/44 (144A) (a)	1,282,832	1,202,725
CHL Mortgage Pass-Through Trust 3.383%, 07/25/34 (a)	202,423	191,601
COLT Mortgage Loan Trust 4.301%, 03/25/67 (144A) (a)	1,042,436	998,061
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	34,961	21,235
Freddie Mac STACR REMIC Trust 4.281%, SOFR30A + 2.000%, 04/25/42 (144A) (a)	1,470,169	1,455,495
JPMorgan Mortgage Trust
2.500%, 10/25/51 (144A) (a)	4,566,416	3,917,130
2.500%, 04/25/52 (144A) (a)	4,250,526	3,646,156
2.500%, 06/25/52 (144A) (a)	812,471	696,949
Merrill Lynch Mortgage Investors Trust 3.824%, 1M LIBOR + 0.740%, 03/25/28 (a)	110,921	106,457
Mill City Mortgage Loan Trust
3.250%, 05/25/62 (144A) (a)	903,063	874,983
3.485%, 04/25/66 (144A) (a)	1,531,425	1,456,841
New York Mortgage Trust 3.759%, 1M LIBOR + 0.675%, 02/25/36 (a)	70,158	66,935
OBX Trust
2.500%, 05/25/51 (144A) (a)	2,749,579	2,362,749
2.500%, 10/25/51 (144A) (a)	729,702	624,124
3.734%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	380,264	368,349
Provident Funding Mortgage Trust 2.500%, 10/25/51 (144A) (a)	2,780,817	2,377,276
PSMC Trust 2.500%, 08/25/51 (144A) (a)	4,256,165	3,661,634
Sequoia Mortgage Trust 3.633%, 1M LIBOR + 0.640%, 11/20/34 (a)	134,385	121,587
Towd Point Mortgage Trust
2.750%, 10/25/56 (144A) (a)	660,115	650,048
3.000%, 06/25/58 (144A) (a)	1,587,313	1,480,303
3.692%, 03/25/58 (144A) (a)	421,141	396,293
3.750%, 05/25/58 (144A) (a)	2,497,302	2,395,644

Collateralized Mortgage Obligations—(Continued)
WaMu Mortgage Pass-Through Certificates Trust 3.544%, 1M LIBOR + 0.460%, 04/25/45 (a)	531,640	510,199

		30,469,805

Commercial Mortgage-Backed Securities—2.5%
BX Commercial Mortgage Trust
3.518%, 1M LIBOR + 0.700%, 09/15/36 (144A) (a)	1,950,000	1,861,473
3.738%, 1M LIBOR + 0.920%, 10/15/36 (144A) (a)	7,184,101	7,075,704
BX Mortgage Trust 3.507%, 1M LIBOR + 0.689%, 10/15/36 (144A) (a)	2,643,000	2,519,713
BX Trust 4.413%, 1M TSFR + 1.491%, 04/15/37 (144A) (a)	3,280,000	3,184,474
Commercial Mortgage Trust 3.732%, 08/10/49 (144A) (a)	1,220,000	1,159,083
DBCG Mortgage Trust 3.518%, 1M LIBOR + 0.700%, 06/15/34 (144A) (a)	2,550,000	2,483,771
Greenwich Capital Commercial Mortgage Trust 6.214%, 07/10/38 (a)	357,974	245,212
GS Mortgage Securities Corp. Trust 3.576%, 1M TSFR + 0.731%, 08/15/36 (144A) (a)	580,000	570,231

		19,099,661

Total Mortgage-Backed Securities (Cost $53,936,568)		49,569,466

Floating Rate Loans (i)—3.9%

Aerospace/Defense—0.1%
Alloy Finco, Ltd. Holdco PIK Term Loan, 13.500% PIK, 03/06/25 (f)	441,345	409,347

Airlines—0.1%
American Airlines, Inc. Term Loan, 7.460%, 3M LIBOR + 4.750%, 04/20/28	168,286	163,483
United Airlines, Inc. Term Loan B, 6.533%, 3M LIBOR + 3.750%, 04/21/28	742,148	711,418

		874,901

Auto Manufacturers—0.0%
American Trailer World Corp. Term Loan B, 6.884%, TSFR + 3.750%, 03/03/28	122,033	111,599

Auto Parts & Equipment—0.1%
Clarios Global L.P. USD Term Loan B, 6.365%, 1M LIBOR + 3.250%, 04/30/26	220,305	209,106
DexKo Global, Inc.
USD Delayed Draw Term Loan, 6.865%, 1M LIBOR + 3.750%, 10/04/28	9,409	8,677
USD Term Loan B, 7.424%, 3M LIBOR + 3.750%, 10/04/28	49,295	45,352
First Brands Group LLC Term Loan, 8.369%,TSFR + 5.000%, 03/30/27	432,501	416,688
Truck Hero, Inc. Term Loan B, 6.615%, 1M LIBOR + 3.500%, 01/31/28	77,342	67,738

		747,561

BHFTI-120

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.1%
City Brewing Co. LLC Term Loan, 6.185%, 1M LIBOR + 3.500%, 04/05/28	110,000	$86,350
Triton Water Holdings, Inc. Term Loan, 7.174%, 3M LIBOR + 3.500%, 03/31/28	954,649	857,991

		944,341

Building Materials—0.0%
Quikrete Holdings, Inc. Term Loan B1, 6.115%, 1M LIBOR + 3.000%, 06/11/28	149,250	144,026

Chemicals—0.2%
CPC Acquisition Corp. Term Loan, 7.424%, 3M LIBOR + 3.750%, 12/29/27	280,448	220,035
Hexion Holdings Corp. USD Term Loan, 7.413%, TSFR + 4.500%, 03/15/29	295,290	253,359
Illuminate Buyer LLC Term Loan, 6.615%, 1M LIBOR + 3.500%, 06/30/27	225,296	205,770
INEOS Styrolution U.S. Holding LLC USD Term Loan B, 5.865%, 1M LIBOR + 2.750%, 01/29/26	549,453	513,738
LSF11 A5 Holdco LLC Term Loan, 6.649%, TSFR + 3.500%, 10/15/28	26,570	24,926
PMHC II, Inc. Term Loan B, 6.977%, TSFR + 4.250%, 04/23/29	184,191	149,272
Sparta U.S. HoldCo LLC Term Loan, 5.803%, 1M LIBOR + 3.250%, 08/02/28	128,008	121,608

		1,488,708

Commercial Services—0.2%
Allied Universal Holdco LLC USD Incremental Term Loan B, 6.865%, 1M LIBOR + 3.750%, 05/12/28	267,474	235,920
Avis Budget Car Rental LLC Term Loan B, 4.870%, 1M LIBOR + 1.750%, 08/06/27	747,234	708,191
CHG Healthcare Services, Inc. Term Loan, 6.365%, 3M LIBOR + 3.250%, 09/29/28	57,440	55,266
MPH Acquisition Holdings LLC Term Loan B, 7.320%, 3M LIBOR + 4.250%, 09/01/28	171,572	158,990
Pre-Paid Legal Services, Inc. Term Loan, 6.820%, 3M LIBOR + 3.750%, 12/15/28	138,943	132,300
Verscend Holding Corp. Term Loan B, 7.115%, 1M LIBOR + 4.000%, 08/27/25	234,800	229,126

		1,519,793

Computers—0.1%
Magenta Buyer LLC USD 1st Lien Term Loan, 7.870%, 1M LIBOR + 4.750%, 07/27/28	209,010	189,154
McAfee LLC USD Term Loan B, 6.362%, TSFR + 3.750%, 03/01/29	182,483	167,124
Peraton Corp. Term Loan B, 6.865%, 1M LIBOR + 3.750%, 02/01/28	321,855	305,883
Vision Solutions, Inc. Incremental Term Loan, 6.783%, 3M LIBOR + 4.000%, 04/24/28	172,158	152,073

		814,234

Diversified Financial Services—0.2%
AqGen Island Holdings, Inc. Term Loan, 7.188%, 3M LIBOR + 3.500%, 08/02/28	247,309	225,670
Citadel Securities L.P. Term Loan B, 5.649%, TSFR + 2.500%, 02/02/28	384,150	374,466
Edelman Financial Center LLC Term Loan B, 6.615%, 1M LIBOR + 3.500%, 04/07/28	691,250	635,518
Russell Investments U.S. Inst’l Holdco, Inc. Term Loan, 6.615%, 1M LIBOR + 3.500%, 05/30/25	131	121

		1,235,775

Engineering & Construction—0.0%
USIC Holdings, Inc. Term Loan, 6.615%, 1M LIBOR + 3.500%, 05/12/28	174,222	163,769

Entertainment—0.1%
Great Canadian Gaming Corp. Term Loan, 7.602%, 3M LIBOR + 4.000%, 11/01/26	151,654	144,513
Penn National Gaming, Inc. Term Loan B, 5.884%, TSFR + 2.750%, 05/03/29	63,751	61,420
Scientific Games Holdings L.P. USD Term Loan B, 5.617%, TSFR + 3.500%, 04/04/29	272,160	251,862
Twin River Worldwide Holdings, Inc. Term Loan B, 5.935%, 1M LIBOR + 3.250%, 10/02/28	534,145	483,735

		941,530

Environmental Control—0.0%
Madison IAQ LLC Term Loan, 6.815%, 3M LIBOR + 3.250%, 06/21/28	119,399	110,593

Food—0.0%
Primary Products Finance LLC Term Loan, 6.227%, 3M LIBOR + 4.000%, 03/31/29	84,354	81,648

Healthcare-Products—0.0%
Medline Borrower L.P. USD Term Loan B, 6.365%, 1M LIBOR + 3.250%, 10/23/28	129,382	119,266

Healthcare-Services—0.2%
Aveanna Healthcare LLC
Delayed Draw Term Loan, 07/17/28 (j)	31,392	25,369
Term Loan B, 6.802%, 1M LIBOR + 3.750%, 07/17/28	133,737	108,076
Dermatology Intermediate Holdings III, Inc.
Delayed Draw Term Loan, 5.321%, TSFR + 4.250%, 03/30/29 (j)	13,204	12,610
Term Loan B, 6.846%, TSFR + 4.250%, 03/30/29	70,643	67,464
eResearchTechnology, Inc. 1st Lien Term Loan, 7.615%, 1M LIBOR + 4.500%, 02/04/27	192,053	179,610
Global Medical Response, Inc. Incremental Term Loan, 7.365%, 1M LIBOR + 4.250%, 03/14/25	102,515	89,230
Icon Luxembourg Sarl Term Loan, 5.938%, 3M LIBOR + 2.250%, 07/03/28	87,961	86,074
Pacific Dental Services LLC Term Loan, 6.493%, 1M LIBOR + 3.500%, 05/05/28	93,007	89,907

BHFTI-121

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Parexel International Corp. 1st Lien Term Loan, 6.365%, 1M LIBOR + 3.250%, 11/15/28	63,423	$60,668
Phoenix Guarantor, Inc. Term Loan B3, 6.615%, 1M LIBOR + 3.500%, 03/05/26	196,508	186,682
Radiology Partners, Inc. 1st Lien Term Loan B, 7.319%, 1M LIBOR + 4.250%, 07/09/25	139,115	118,248
U.S. Anesthesia Partners, Inc. Term Loan, 6.814%, 1M LIBOR + 4.250%, 10/01/28	99,969	94,002
U.S. Radiology Specialists, Inc. Term Loan, 8.924%, 3M LIBOR + 5.250%, 12/15/27	133,961	118,556

		1,236,496

Home Furnishings—0.1%
AI Aqua Merger Sub, Inc.
1st Lien Term Loan B, 6.346%, TSFR + 3.750%, 07/31/28	233,772	217,993
Delayed Draw Term loan, 07/31/28 (k)	32,174	29,989
Term Loan B, 07/31/28 (k)	141,564	131,949

		379,931

Housewares—0.0%
Petmate Incremental Term Loan B, 9.174%, 3M LIBOR + 5.500%, 09/15/28	123,124	100,038

Insurance—0.4%
Acrisure LLC Incremental Term Loan B, 6.865%, 1M LIBOR + 3.750%, 02/15/27	161,413	148,298
Alliant Holdings Intermediate LLC
Term Loan B, 6.365%, 1M LIBOR + 3.250%, 05/09/25	477,591	457,890
Term Loan B4, 6.493%, 1M LIBOR + 3.500%, 11/06/27	268,672	255,766
AssuredPartners, Inc.
Term Loan, 6.534%, TSFR + 3.500%, 02/12/27	149,250	141,508
Term Loan B, 6.615%, 1M LIBOR + 3.500%, 02/12/27	820,387	777,622
Asurion LLC
2nd Lien Term Loan B3, 8.365%, 1M LIBOR + 5.250%, 01/31/28	9,569	7,328
Second Lien Term Loan B4, 8.365%, 1M LIBOR + 5.250%, 01/20/29	544,707	419,425
Term Loan B6, 5.649%, 1M LIBOR + 3.125%, 11/03/23	145,671	124,640
Term Loan B8, 6.365%, 1M LIBOR + 3.250%, 12/23/26	162,185	137,857
Sedgwick Claims Management Services, Inc. Term Loan B, 6.365%, 1M LIBOR + 3.250%, 12/31/25	225,893	214,504

		2,684,838

Internet—0.1%
Arches Buyer, Inc. Term Loan B, 6.365%, 1M LIBOR + 3.250%, 12/06/27	101,709	92,047
CNT Holdings I Corp. Term Loan, 6.248%, TSFR + 3.500%, 11/08/27	31,867	30,423
Hunter Holdco 3, Ltd.
Term Loan B, 7.924%, 3M LIBOR + 4.250%, 08/19/28	298,454	282,786

Internet—(Continued)
The Knot Worldwide, Inc. Term Loan, 7.055%, TSFR + 4.500%, 12/19/25	161	156

		405,412

Leisure Time—0.0%
Varsity Brands, Inc. Term Loan B, 6.615%, 1M LIBOR + 3.500%, 12/15/24	211,903	198,182

Lodging—0.0%
Caesars Resort Collection LLC Term Loan B1, 6.615%, 1M LIBOR + 3.500%, 07/21/25	228,854	226,327

Machinery-Diversified—0.1%
ASP Blade Holdings, Inc. Initial Term Loan, 7.674%, 3M LIBOR + 4.000%, 10/13/28	237,092	207,456
Vertical U.S. Newco, Inc. Term Loan B, 6.871%, 6M LIBOR + 3.500%, 07/30/27	379,869	364,294

		571,750

Media—0.3%
CSC Holdings LLC Term Loan B1, 5.068%, 1M LIBOR + 2.250%, 07/17/25	1,190,576	1,140,721
Diamond Sports Group LLC
2nd Lien Term Loan, 5.946%, TSFR + 3.250%, 08/24/26	1,761	357
First Priority Term Loan, 10.696%, TSFR + 8.000%, 05/26/26	3,505	3,360
Gray Television, Inc. Term Loan D, 5.564%, 1M LIBOR + 3.000%, 12/01/28	297,750	290,120
McGraw-Hill Global Education Holdings LLC Term Loan, 8.315%, 6M LIBOR + 4.750%, 07/28/28	472,975	437,206
Radiate Holdco LLC Term Loan B, 6.365%, 1M LIBOR + 3.250%, 09/25/26	296,258	274,779
Univision Communications, Inc. First Lien Term Loan B, 6.365%, 1M LIBOR + 3.250%, 03/15/26	420,680	400,487

		2,547,030

Metal Fabricate/Hardware—0.1%
AZZ, Inc. Term Loan B, 7.085%, TSFR + 4.250%, 05/13/29	136,837	133,331
Tiger Acquisition LLC Term Loan, 6.365%, 1M LIBOR + 3.250%, 06/01/28	611,325	568,023

		701,354

Mining—0.0%
U.S. Silica Co. Term Loan B, 7.125%, 1M LIBOR + 4.000%, 05/01/25	245,379	236,352

Office/Business Equipment—0.1%
Pitney Bowes, Inc. Term Loan B, 7.120%, 1M LIBOR + 4.000%, 03/17/28	444,168	403,082

BHFTI-122

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.0%
QuarterNorth Energy Holding, Inc. Exit 2nd Lien Term Loan, 11.115%, 1M LIBOR + 8.000%, 08/27/26	360,484	$359,733

Oil & Gas Services—0.1%
Onsite Rental Group Pty, Ltd. Term Loan, 6.100%, 10/26/23 (g) (h)	882,507	567,452

Packaging & Containers—0.0%
Charter NEX U.S., Inc. Term Loan, 6.556%, 3M LIBOR + 3.750%, 12/01/27	47,607	45,218
Klockner-Pentaplast of America, Inc. Term Loan B, 8.259%, 6M LIBOR + 4.750%, 02/12/26	211,416	182,875

		228,093

Pharmaceuticals—0.2%
Bausch Health Companies, Inc. Term Loan B, 8.098%, TSFR + 5.250%, 02/01/27	302,001	233,264
Gainwell Acquisition Corp. Term Loan B, 7.674%, 3M LIBOR + 4.000%, 10/01/27	247,228	236,309
Jazz Financing Lux S.a.r.l. USD Term Loan, 6.615%, 1M LIBOR + 3.500%, 05/05/28	585,902	567,227
Organon & Co. USD Term Loan, 6.188%, 3M LIBOR + 3.000%, 06/02/28	378,214	370,177
Pathway Vet Alliance LLC Term Loan, 7.424%, 3M LIBOR + 3.750%, 03/31/27	271,028	240,199
Perrigo Investments LLC Term Loan B, 5.634%, TSFR + 2.500%, 04/20/29	109,916	108,542
PetVet Care Centers LLC Term Loan B3, 6.615%, 1M LIBOR + 3.500%, 02/14/25	54,786	51,088
PRA Health Sciences, Inc. Term Loan, 5.938%, 3M LIBOR + 2.250%, 07/03/28	21,916	21,445

		1,828,251

Real Estate—0.0%
Cushman & Wakefield U.S. Borrower LLC Term Loan B, 5.865%, 1M LIBOR + 2.750%, 08/21/25	303,060	290,401

Retail—0.3%
Evergreen Acqco 1 L.P. USD Term Loan, 9.174%, 3M LIBOR + 5.500%, 04/26/28	362,858	349,251
Flynn Restaurant Group L.P. Term Loan B, 7.365%, 1M LIBOR + 4.250%, 12/01/28	124,060	115,748
General Nutrition Centers, Inc. 2nd Lien Term Loan, 6.242%, 1M LIBOR + 6.000%, 10/07/26	222,005	204,244
Great Outdoors Group LLC Term Loan B1, 6.865%, 1M LIBOR + 3.750%, 03/06/28	416,021	385,079
Highline Aftermarket Acquisition LLC Term Loan B, 7.615%, 1M LIBOR + 4.500%, 11/09/27	249,929	224,936
IRB Holding Corp. Term Loan B, 5.696%, TSFR + 3.000%, 12/15/27	58,554	54,858
Medical Solutions Holdings, Inc.
1st Lien Term Loan, 6.377%, 3M LIBOR + 3.500%, 11/01/28 (j)	83,812	79,883

Retail—(Continued)
Michaels Companies, Inc. Term Loan B, 7.924%, 3M LIBOR + 4.250%, 04/15/28	227,125	184,681
PetSmart, Inc. Term Loan B, 6.870%, 1M LIBOR + 3.750%, 02/11/28	94,734	89,879
Staples, Inc. 7 Year Term Loan, 7.782%, 3M LIBOR + 5.000%, 04/16/26	558,353	491,351
Tory Burch LLC Term Loan B, 6.115%, 1M LIBOR + 3.000%, 04/16/28	79,395	72,448

		2,252,358

Software—0.5%
Aptean, Inc. Term Loan, 7.320%, 3M LIBOR + 4.250%, 04/23/26	325,478	310,832
Athenahealth, Inc.
Delayed Draw Term Loan, 02/15/29 (j)	70,308	63,172
Term Loan B, 6.576%, TSFR + 3.500%, 02/15/29	413,782	371,783
Atlas Purchaser, Inc. Term Loan, 8.117%, 3M LIBOR + 5.250%, 05/08/28	414,014	327,761
Cloudera, Inc.
2nd Lien Term Loan, 9.115%, 1M LIBOR + 6.000%, 10/08/29	51,033	43,889
Term Loan, 6.865%, 1M LIBOR + 3.750%, 10/08/28	119,159	105,902
Cornerstone OnDemand, Inc. Term Loan, 6.865%, 1M LIBOR + 3.750%, 10/16/28	220,394	186,233
ECI Macola Max Holdings LLC Term Loan, 7.424%, 3M LIBOR + 3.750%, 11/09/27	192,550	183,083
Epicor Software Corp. Term Loan, 6.365%, 1M LIBOR + 3.250%, 07/30/27	148,861	139,619
Greeneden U.S. Holdings II LLC USD Term Loan B4, 7.115%, 1M LIBOR + 4.000%, 12/01/27	114,396	109,219
Hyland Software, Inc. 1st Lien Term Loan, 6.615%, 1M LIBOR + 3.500%, 07/01/24	144,638	140,434
IGT Holding IV AB USD Term Loan B2, 7.074%, 3M LIBOR + 3.400%, 03/31/28	189,423	182,793
Ivanti Software, Inc. Term Loan B, 7.332%, 3M LIBOR + 4.250%, 12/01/27	287,131	225,278
MedAssets Software Intermediate Holdings, Inc. Term Loan, 7.115%, 1M LIBOR + 4.000%, 12/18/28	110,414	101,857
Mitchell International, Inc. Term Loan B, 6.734%, 1M LIBOR + 3.750%, 10/15/28	256,987	234,862
Navicure, Inc. Term Loan B, 7.115%, 1M LIBOR + 4.000%, 10/22/26	253,500	243,677
Polaris Newco LLC USD Term Loan B, 7.674%, 1M LIBOR + 4.000%, 06/02/28	395,819	366,281
Quest Software U.S. Holdings, Inc. Term Loan, 6.977%, TSFR + 4.250%, 02/01/29	448,199	334,281
Rocket Software, Inc. Term Loan, 7.365%, 1M LIBOR + 4.250%, 11/28/25	268,723	256,966
Sovos Compliance LLC
Delayed Draw Term Loan, 08/11/28 (j)	9,131	8,730
Term Loan, 7.615%, 1M LIBOR + 4.500%, 08/11/28	52,481	50,250
Ultimate Software Group, Inc. Term Loan, 6.998%, 3M LIBOR + 3.250%, 05/04/26	347	330

		3,987,232

BHFTI-123

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Floating Rate Loans (i)—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—0.1%
CommScope, Inc. Term Loan B, 6.365%, 1M LIBOR + 3.250%, 04/06/26	135,865	$125,562
Global Tel*Link Corp.
1st Lien Term Loan, 7.056%, 3M LIBOR + 4.250%, 11/29/25	834,023	750,881
GoTo Group, Inc. Term Loan B, 7.802%, 1M LIBOR + 4.750%, 08/31/27	299,630	209,591

		1,086,034

Transportation—0.1%
First Student Bidco, Inc.
Term Loan B, 6.642%, 3M LIBOR + 3.000%, 07/21/28	67,459	62,343
Term Loan C, 6.642%, 3M LIBOR + 3.000%, 07/21/28	25,089	23,186
Kenan Advantage Group, Inc. Term Loan B1, 6.865%, 1M LIBOR + 3.750%, 03/24/26	264,677	251,708
LaserShip, Inc. Term Loan, 7.377%, 6M LIBOR + 4.500%, 05/07/28	113,902	96,931

		434,168

Total Floating Rate Loans (Cost $33,058,524)		30,431,605

Municipals—2.2%
City & County Honolulu HI Wastewater System Revenue 2.233%, 07/01/24	710,000	683,534
Colorado Bridge Enterprise 0.923%, 12/31/23	5,000,000	4,776,898
Curators of the University of Missouri (The) 2.012%, 11/01/27	2,000,000	1,762,045
Golden State Tobacco Securitization Corp. 3.850%, 06/01/50	2,190,000	1,899,232
Massachusetts State College Building Authority 2.256%, 05/01/26	760,000	692,857
New York State Urban Development Corp. 2.250%, 03/15/26	5,950,000	5,480,436
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	865,000	823,965
Texas State University System 2.351%, 03/15/26	1,385,000	1,280,825

Total Municipals (Cost $18,883,383)		17,399,792

Foreign Government—1.5%

Banks—0.3%
Korea Development Bank (The) 3.375%, 03/12/23	2,700,000	2,688,120

Electric—0.1%
Korea Electric Power Corp. 5.375%, 04/06/26 (144A)	800,000	799,196

Sovereign—1.1%
Colombia Government International Bond 8.125%, 05/21/24 (c)	1,910,000	1,948,171

Sovereign—(Continued)
Dominican Republic International Bond 8.900%, 02/15/23 (144A) (DOP)	82,600,000	1,537,693
Iraq International Bond 5.800%, 01/15/28 (144A)	481,250	394,575
Peruvian Government International Bonds
2.783%, 01/23/31 (c)	600,000	475,073
7.350%, 07/21/25	900,000	944,246
Philippine Government International Bond 4.200%, 01/21/24 (c)	600,000	591,081
Romanian Government International Bond 4.875%, 01/22/24 (144A)	2,300,000	2,282,184

		8,173,023

Total Foreign Government (Cost $12,896,022)		11,660,339

Common Stocks—0.2%

Energy Equipment & Services—0.1%
Weatherford International plc (c) (l)	6,622	213,824

Oil, Gas & Consumable Fuels—0.1%
QuarterNorth Energy, Inc. (l)	8,038	968,579
Riviera Resources, Inc. (g) (h) (l)	2,835	0

		968,579

Retail—0.0%
KSouth Africa, Ltd./EdCon - A Shares (g) (h) (l)	8,217,950	0
KSouth Africa, Ltd./EdCon - B Shares (g) (h) (l)	817,800	0
KSouth Africa, Ltd./EdCon - Escrow Shares (g) (h) (l)	40,457	0

		0

Total Common Stocks (Cost $1,890,150)		1,182,403

Warrants—0.0%

Oil, Gas & Consumable Fuels—0.0%
Battalion Oil Corp., Series A, Expires 10/08/22 (g) (h) (l)	728	0
Battalion Oil Corp., Series B, Expires 10/08/22 (g) (h) (l)	911	0
Battalion Oil Corp., Series C, Expires 10/08/22 (g) (h) (l)	1,171	0
QuarterNorth Energy, Inc. Expires 08/05/49	2,901	350,055

Total Warrants (Cost $0)		350,055

Short-Term Investments—3.2%

Commercial Paper—0.9%
Toronto-Dominion Bank (The) 2.344%, 02/10/23	6,900,000	6,802,596

BHFTI-124

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Discount Note—1.2%
Federal Home Loan Bank 1.758%, 10/03/22	9,580,000	$9,580,000

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $8,141,787; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $8,303,957.	8,141,041	8,141,041

Total Short-Term Investments (Cost $24,561,214)		24,523,637

Securities Lending Reinvestments (m)—16.5%

Certificates of Deposit—3.9%
Bank of Nova Scotia
3.460%, FEDEFF PRV + 0.380%, 01/06/23 (a)	2,000,000	2,000,572
3.470%, SOFR + 0.510%, 03/15/23 (a)	2,000,000	2,000,000
Barclays Bank plc 3.430%, SOFR + 0.450%, 10/07/22 (a)	1,000,000	1,000,044
Canadian Imperial Bank of Commerce (NY) 3.210%, SOFR + 0.250%, 02/03/23 (a)	1,000,000	999,908
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (a)	1,000,000	999,852
Commonwealth Bank of Australia 3.360%, SOFR + 0.400%, 11/25/22 (a)	2,000,000	2,000,526
Cooperatieve Rabobank UA
3.350%, SOFR + 0.370%, 03/20/23 (a)	2,000,000	2,000,000
3.490%, SOFR + 0.530%, 02/01/23 (a)	2,000,000	2,001,640
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	2,000,000	2,000,316
Credit Agricole S.A. 3.450%, FEDEFF PRV + 0.370%, 11/18/22 (a)	2,000,000	2,000,312
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (a)	1,000,000	1,000,117
Credit Industriel et Commercial (NY) 3.170%, SOFR + 0.210%, 11/08/22 (a)	1,000,000	999,989
Mizuho Bank, Ltd.
3.300%, SOFR + 0.320%, 10/26/22 (a)	2,000,000	2,000,000
3.310%, SOFR + 0.330%, 10/11/22 (a)	1,000,000	999,906
Natixis S.A. (New York)
3.460%, SOFR + 0.500%, 12/01/22 (a)	2,000,000	2,000,892
3.460%, SOFR + 0.500%, 02/13/23 (a)	2,000,000	2,001,586
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (a)	1,000,000	1,000,057
Toronto-Dominion Bank (The)
3.340%, SOFR + 0.360%, 03/21/23 (a)	2,000,000	2,000,000
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (a)	1,000,000	1,000,460

		30,006,177

Commercial Paper—1.4%
Australia & New Zealand Banking Group, Ltd. 3.360%, SOFR + 0.400%, 12/01/22 (a)	2,000,000	2,000,502

Commercial Paper—(Continued)
DNB Bank ASA 3.440%, SOFR + 0.480%, 06/02/23 (a)	2,000,000	2,000,806
Macquarie Bank Ltd.
3.420%, SOFR + 0.440%, 11/16/22 (a)	2,000,000	2,000,544
3.560%, SOFR + 0.580%, 02/03/23 (a)	3,000,000	3,002,814
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (a)	2,000,000	2,000,000

		11,004,666

Repurchase Agreements—7.3%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $20,005,083; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $20,400,000.	20,000,000	20,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $9,243,183; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $9,425,730.	9,240,911	9,240,911
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $4,001,023; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $4,090,203.	4,000,000	4,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $4,502,686; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $4,601,478.	4,500,000	4,500,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $4,002,489; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $4,384,200.	4,000,000	4,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $700,440; collateralized by various Common Stock with an aggregate market value of $779,518.	700,000	700,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $1,600,400; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $1,633,088.	1,600,000	1,600,000

BHFTI-125

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $1,300,330; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,444,383.	1,300,000	$1,300,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,000,256; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,111,064.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $2,000,527; collateralized by various Common Stock with an aggregate market value of $2,224,902.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $1,300,801; collateralized by various Common Stock with an aggregate market value of $1,446,186.	1,300,000	1,300,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $7,001,838; collateralized by various Common Stock with an aggregate market value of $7,702,022.	7,000,000	7,000,000

		56,640,911

Mutual Funds—3.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (n)	3,000,000	3,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (n)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (n)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (n)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (n)	5,000,000	5,000,000

		30,000,000

Total Securities Lending Reinvestments (Cost $127,640,984)		127,651,754

Total Purchased Options—0.0% (o) (Cost $20,265)		1
Total Investments—116.0% (Cost $958,536,630)		898,110,620
Unfunded Loan Commitments—(0.0)% (Cost $(112,549))		(112,549)
Net Investments—116.0% (Cost $958,424,081)		897,998,071
Other assets and liabilities (net)—(16.0)%		(124,061,636)

Net Assets—100.0%		$773,936,435

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal amount of security is adjusted for inflation.
(c)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $135,149,258 and the collateral received consisted of cash in the amount of $127,641,761 and non-cash collateral with a value of $11,477,733. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2022, the market value of securities pledged was $1,445,098.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 0.1% of net assets.
(i)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	This loan will settle after September 30, 2022, at which time the interest rate will be determined.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(n)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(o)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $195,453,495, which is 25.3% of net assets.

BHFTI-126

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa, Ltd., 25.000%, 12/31/22	12/22/16-12/31/18	$313,720	$313,720	$0
KSouth Africa, Ltd., 3.000%, 12/31/22	04/15/13-12/31/18	712,186	1,372,248	0

				$0

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation
EUR	12,729,506	JPMC	12/06/22	USD	13,826,953	$1,296,325
EUR	9,130,000	JPMC	12/06/22	USD	9,289,318	301,960
EUR	7,200,000	JPMC	12/06/22	USD	7,726,696	639,185

Net Unrealized Appreciation						$2,237,470

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/30/22	765	USD	157,123,829	$(2,219,998)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/20/22	(198)	USD	(22,188,375)	1,125,854
U.S. Treasury Note 5 Year Futures	12/30/22	(311)	USD	(33,434,930)	1,181,888

Net Unrealized Appreciation					$87,744

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Put/NOK Call	NOK	9.368	CBNA	10/20/22	1,388,000	EUR	1,388,000	$20,265	$1	$(20,264)

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.38	(1.000%)	Quarterly	12/20/27	3.303%	USD	4,210,000	$413,951	$350,958	$62,993
CDX.NA.HY.38	(5.000%)	Quarterly	06/20/27	5.643%	USD	1,782,000	41,594	41,419	175
CDX.NA.HY.38	(5.000%)	Quarterly	06/20/27	5.643%	USD	4,455,000	103,984	(67,341)	171,325
CDX.NA.HY.38	(5.000%)	Quarterly	06/20/27	5.643%	USD	1,287,000	30,040	(17,533)	47,573
CDX.NA.HY.38	(5.000%)	Quarterly	06/20/27	5.643%	USD	2,079,000	48,526	(50,911)	99,437
CDX.NA.IG.39	(1.000%)	Quarterly	12/20/27	1.080%	USD	8,200,000	29,690	43,863	(14,173)

Totals							$667,785	$300,455	$367,330

BHFTI-127

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.31	5.000%	Quarterly	12/20/23	3.834%	USD	8,100,000	$109,793	$(266,506)	$376,299
CDX.NA.HY.31	5.000%	Quarterly	12/20/23	3.834%	USD	4,500,000	60,996	(204,975)	265,971
ITRX.EUR.37	1.000%	Quarterly	12/20/27	0.000%	EUR	8,200,000	(135,856)	(135,057)	(799)

Totals							$34,933	$(606,538)	$641,471

OTC Credit Default Swaps on Corporate Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Avon Products, Inc. 6.150%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	0.645%	USD	950,000	$(19,331)	$(12,909)	$(6,422)
Avon Products, Inc. 6.150%, due 03/15/23	(5.000%)	Quarterly	03/20/23	CBNA	0.645%	USD	950,000	(19,331)	(12,895)	(6,436)

Totals								$(38,662)	$(25,804)	$(12,858)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Air-France KLM S.A. 1.875% due 01/16/25	5.000%	Quarterly	06/20/26	JPMC	8.679%	EUR	760,000	$(77,449)	$10,186	$(87,635)
American Airlines Group, Inc. 5.000%, due 06/01/22	5.000%	Quarterly	12/20/22	JPMC	4.126%	USD	1,585,000	3,064	(3,386)	6,450
Carnival Corp. 6.650%, due 01/15/28	1.000%	Quarterly	06/20/27	CBNA	15.699%	USD	1,985,000	(735,998)	(340,225)	(395,773)
Mexico Government International Bond 4.150%, due 03/28/27	1.000%	Quarterly	06/20/26	CBNA	1.565%	USD	2,500,000	(47,779)	5,417	(53,196)

Totals								$(858,162)	$(328,008)	$(530,154)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation(e)	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bespoke Kenai 0-5% CDX Tranche	0.000%	Quarterly	12/20/23	CBNA	66.160%	USD	2,100,000	$(1,164,990)	$(391,758)	$(773,232)
Bespoke Kona 0-5% CDX Tranche	0.000%	Quarterly	12/20/22	CBNA	54.625%	USD	1,000,000	(114,659)	(30,445)	(84,214)
Bespoke Kona 5-10% CDX Tranche	2.420%	Quarterly	12/20/22	CBNA	6.424%	USD	2,500,000	(22,154)	—	(22,154)
Bespoke Palm Beach 5-10% CDX Tranche	1.970%	Quarterly	12/20/22	CBNA	4.828%	USD	3,300,000	(20,907)	—	(20,907)
Bespoke Rotorua 0-5% CDX Tranche	0.000%	Quarterly	12/20/23	CBNA	62.351%	USD	2,800,000	(1,498,693)	(528,980)	(969,713)
Bespoke Rotorua 5-10% CDX Tranche	3.600%	Quarterly	12/20/23	CBNA	10.436%	USD	1,800,000	(141,974)	—	(141,974)

Totals								$(2,963,377)	$(951,183)	$(2,012,194)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M SOFR	Quarterly	12/20/22	BBP	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	USD	8,040,000	$(228,708)	$—	$(228,708)

BHFTI-128

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(e)	Represents a custom index comprised of a basket of underlying issues.
(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CBNA)—	Citibank N.A.
(JPMC)—	JPMorgan Chase Bank N.A.

Currencies

(DOP)—	Dominican Peso
(EUR)—	Euro
(NOK)—	Norwegian Krone
(USD)—	United States Dollar

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(DAC)—	Designated Activity Company
(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTI-129

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$309,203,232	$—	$309,203,232
Corporate Bonds & Notes
Aerospace/Defense	—	6,367,423	—	6,367,423
Agriculture	—	3,091,666	—	3,091,666
Airlines	—	7,041,689	—	7,041,689
Banks	—	101,100,472	—	101,100,472
Beverages	—	2,713,800	—	2,713,800
Biotechnology	—	272,291	—	272,291
Commercial Services	—	552,498	—	552,498
Cosmetics/Personal Care	—	1,672,163	—	1,672,163
Diversified Financial Services	—	801,966	—	801,966
Electric	—	19,332,020	—	19,332,020
Electronics	—	1,207,724	—	1,207,724
Healthcare-Services	—	5,373,885	—	5,373,885
Insurance	—	8,140,479	—	8,140,479
Internet	—	7,604,737	—	7,604,737
Leisure Time	—	684,666	—	684,666
Lodging	—	3,607,903	—	3,607,903
Media	—	10,604,436	—	10,604,436
Miscellaneous Manufacturing	—	1,685,282	—	1,685,282
Multi-National	—	1,184,690	—	1,184,690
Oil & Gas	—	14,737,695	—	14,737,695
Oil & Gas Services	—	23,403	—	23,403
Packaging & Containers	—	732,975	—	732,975
Pharmaceuticals	—	7,298,959	—	7,298,959
Pipelines	—	11,887,940	—	11,887,940
Real Estate	—	724,568	—	724,568
Real Estate Investment Trusts	—	1,123,525	—	1,123,525
Retail	—	113,368	0	113,368
Semiconductors	—	2,943,760	—	2,943,760
Software	—	863,365	—	863,365
Telecommunications	—	5,209,706	—	5,209,706
Trucking & Leasing	—	548,175	—	548,175
Total Corporate Bonds & Notes	—	229,247,229	0	229,247,229
Total Asset-Backed Securities*	—	96,891,107	—	96,891,107
Total Mortgage-Backed Securities*	—	49,569,466	—	49,569,466
Floating Rate Loans
Aerospace/Defense	—	409,347	—	409,347
Airlines	—	874,901	—	874,901
Auto Manufacturers	—	111,599	—	111,599
Auto Parts & Equipment	—	747,561	—	747,561

BHFTI-130

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Beverages	$—	$944,341	$—	$944,341
Building Materials	—	144,026	—	144,026
Chemicals	—	1,488,708	—	1,488,708
Commercial Services	—	1,519,793	—	1,519,793
Computers	—	814,234	—	814,234
Diversified Financial Services	—	1,235,775	—	1,235,775
Engineering & Construction	—	163,769	—	163,769
Entertainment	—	941,530	—	941,530
Environmental Control	—	110,593	—	110,593
Food	—	81,648	—	81,648
Healthcare-Products	—	119,266	—	119,266
Healthcare-Services (Less Unfunded Loan Commitments of $33,109)	—	1,203,387	—	1,203,387
Home Furnishings	—	379,931	—	379,931
Housewares	—	100,038	—	100,038
Insurance	—	2,684,838	—	2,684,838
Internet	—	405,412	—	405,412
Leisure Time	—	198,182	—	198,182
Lodging	—	226,327	—	226,327
Machinery-Diversified	—	571,750	—	571,750
Media	—	2,547,030	—	2,547,030
Metal Fabricate/Hardware	—	701,354	—	701,354
Mining	—	236,352	—	236,352
Office/Business Equipment	—	403,082	—	403,082
Oil & Gas	—	359,733	—	359,733
Oil & Gas Services	—	—	567,452	567,452
Packaging & Containers	—	228,093	—	228,093
Pharmaceuticals	—	1,828,251	—	1,828,251
Real Estate	—	290,401	—	290,401
Retail	—	2,252,358	—	2,252,358
Software (Less Unfunded Loan Commitments of $79,440)	—	3,907,792	—	3,907,792
Telecommunications	—	1,086,034	—	1,086,034
Transportation	—	434,168	—	434,168
Total Floating Rate Loans (Less Unfunded Loan Commitments of $112,549)	—	29,751,604	567,452	30,319,056
Total Municipals*	—	17,399,792	—	17,399,792
Total Foreign Government*	—	11,660,339	—	11,660,339
Common Stocks
Energy Equipment & Services	213,824	—	—	213,824
Oil, Gas & Consumable Fuels	—	968,579	0	968,579
Retail	—	—	0	0
Total Common Stocks	213,824	968,579	0	1,182,403
Warrants
Oil, Gas & Consumable Fuels	—	350,055	0	350,055
Total Short-Term Investments*	—	24,523,637	—	24,523,637
Securities Lending Reinvestments
Certificates of Deposit	—	30,006,177	—	30,006,177
Commercial Paper	—	11,004,666	—	11,004,666
Repurchase Agreements	—	56,640,911	—	56,640,911
Mutual Funds	30,000,000	—	—	30,000,000
Total Securities Lending Reinvestments	30,000,000	97,651,754	—	127,651,754
Total Purchased Options at Value	—	1	—	1
Total Net Investments	$30,213,824	$867,216,795	$567,452	$897,998,071

Collateral for Securities Loaned (Liability)	$—	$(127,641,761)	$—	$(127,641,761)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,237,470	$—	$2,237,470

BHFTI-131

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,307,742	$—	$—	$2,307,742
Futures Contracts (Unrealized Depreciation)	(2,219,998)	—	—	(2,219,998)
Total Futures Contracts	$87,744	$—	$—	$87,744
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$1,023,773	$—	$1,023,773
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(14,972)	—	(14,972)
Total Centrally Cleared Swap Contracts	$—	$1,008,801	$—	$1,008,801
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,064	$—	$3,064
OTC Swap Contracts at Value (Liabilities)	—	(4,091,973)	—	(4,091,973)
Total OTC Swap Contracts	$—	$(4,088,909)	$—	$(4,088,909)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

BHFTI-132

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Foreign Government—74.5% of Net Assets

Security Description	Principal Amount*	Value

Argentina—1.8%
Argentina Treasury Bonds
1.400%, 03/25/23 (ARS) (a)	368,546,011	$3,993,803
1.450%, 08/13/23 (ARS) (a)	31,172,407	301,989
1.500%, 03/25/24 (ARS) (a)	391,845,470	3,801,686
Argentina Treasury Dual Bond Zero Coupon, 07/31/23 (b)	2,920,211	1,309,535
Argentine Bonos del Tesoro 16.000%, 10/17/23 (ARS)	387,123,400	811,510

		10,218,523

Brazil—10.0%
Brazil Letras do Tesouro Nacional
8.091%, 07/01/24 (BRL)	92,190,000	14,015,081
8.965%, 01/01/25 (BRL)	225,060,000	32,713,774
Brazil Notas do Tesouro Nacional 10.000%, 01/01/27 (BRL)	74,890,000	13,097,755

		59,826,610

Colombia—4.5%
Colombian TES 5.750%, 11/03/27 (COP)	14,348,000,000	2,348,591
6.000%, 04/28/28 (COP)	6,770,000,000	1,093,569
6.250%, 11/26/25 (COP)	20,549,000,000	3,793,087
7.000%, 06/30/32 (COP)	15,761,000,000	2,347,274
7.500%, 08/26/26 (COP)	18,459,100,000	3,421,800
7.750%, 09/18/30 (COP)	49,639,100,000	8,153,760
10.000%, 07/24/24 (COP)	26,481,000,000	5,587,727

		26,745,808

Ghana—0.8%
Ghana Government Bonds
16.500%, 02/06/23 (GHS)	17,320,000	1,561,124
17.600%, 11/28/22 (GHS)	11,600,000	1,086,445
17.700%, 03/18/24 (GHS)	1,450,000	107,934
18.300%, 03/02/26 (GHS)	810,000	46,032
18.850%, 09/28/23 (GHS)	5,300,000	432,716
19.000%, 09/18/23 (GHS)	680,000	55,817
19.250%, 11/27/23 (GHS)	1,820,000	144,961
19.250%, 12/18/23 (GHS)	130,000	10,256
19.750%, 03/15/32 (GHS)	18,788,000	846,930
20.750%, 01/16/23 (GHS)	150,000	13,813
Ghana Treasury Notes
17.250%, 07/31/23 (GHS)	320,000	26,470
17.600%, 02/20/23 (GHS)	4,457,000	400,384
18.500%, 01/02/23 (GHS)	90,000	8,296

		4,741,178

India—4.6%
India Government Bonds
5.150%, 11/09/25 (INR)	139,600,000	1,623,853
6.790%, 05/15/27 (INR)	1,478,610,000	17,834,364
7.270%, 04/08/26 (INR)	94,000,000	1,157,033
7.590%, 01/11/26 (INR)	552,000,000	6,850,608

		27,465,858

Indonesia—8.3%
Indonesia Treasury Bonds
5.500%, 04/15/26 (IDR)	284,920,000,000	17,971,992
5.625%, 05/15/23 (IDR)	37,968,000,000	2,492,137
6.500%, 06/15/25 (IDR)	5,160,000,000	335,635
8.375%, 03/15/24 (IDR)	296,213,000,000	20,009,234
10.000%, 09/15/24 (IDR)	122,770,000,000	8,695,768

		49,504,766

Japan—10.7%
Japan Treasury Bills
Zero Coupon, 10/03/22 (JPY) (c)	1,416,500,000	9,787,190
Zero Coupon, 10/17/22 (JPY) (c)	1,403,000,000	9,694,317
Zero Coupon, 11/14/22 (JPY) (c)	2,653,000,000	18,333,575
Zero Coupon, 11/21/22 (JPY) (c)	2,646,000,000	18,285,728
Zero Coupon, 01/25/23 (JPY) (c)	1,101,000,000	7,610,817

		63,711,627

Norway—4.2%
Norway Government Bonds
1.500%, 02/19/26 (144A) (NOK)	20,165,000	1,751,682
1.750%, 03/13/25 (144A) (NOK)	33,998,000	3,019,088
2.000%, 05/24/23 (144A) (NOK)	119,955,000	10,953,786
3.000%, 03/14/24 (144A) (NOK)	100,903,000	9,262,526

		24,987,082

Singapore—4.6%
Monetary Authority of Singapore Bill 2.833%, 11/18/22 (SGD)	25,710,000	17,832,105
Singapore Treasury Bill 0.745%, 01/24/23 (SGD) (c)	14,440,000	9,954,666

		27,786,771

South Korea—17.6%
Korea Monetary Stabilization Bond 0.905%, 04/02/23 (KRW)	34,690,000,000	23,972,293
Korea Treasury Bonds
0.875%, 12/10/23 (KRW)	27,639,000,000	18,679,833
1.125%, 06/10/24 (KRW)	7,685,000,000	5,127,782
1.250%, 12/10/22 (KRW)	64,900,000,000	45,228,370
2.375%, 03/10/27 (KRW)	18,568,000,000	11,983,200

		104,991,478

Thailand—2.9%
Bank of Thailand Bond 0.660%, 11/22/23 (THB)	113,580,000	2,979,844
Thailand Government Bonds
0.750%, 09/17/24 (THB)	319,810,000	8,299,968
1.000%, 06/17/27 (THB)	244,740,000	6,024,453

		17,304,265

United Kingdom—4.5%
U.K. Treasury Bill 1.125%, 10/24/22 (GBP) (c)	6,362,000	7,092,299

BHFTI-133

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

United Kingdom—(Continued)
U.K. Treasury Bills
1.573%, 10/31/22 (GBP) (c)	809,000	$901,451
1.810%, 01/03/23 (GBP) (c)	3,410,000	3,775,059
2.232%, 11/28/22 (GBP) (c)	981,000	1,090,815
2.294%, 12/05/22 (GBP) (c)	1,012,000	1,124,448
2.980%, 03/20/23 (GBP) (c)	664,000	728,785
United Kingdom Gilt 0.125%, 01/31/23 (GBP)	10,880,000	12,032,657

		26,745,514

Total Foreign Government (Cost $552,913,141)		444,029,480

U.S. Treasury & Government Agencies—16.1%

U.S. Treasury—16.1%
U.S. Treasury Notes
1.500%, 09/30/24	33,000,000	31,284,258
1.500%, 10/31/24	15,650,000	14,799,031
1.750%, 12/31/24	52,891,000	50,114,222

Total U.S. Treasury & Government Agencies (Cost $102,481,359)		96,197,511

Short-Term Investments—9.0%

Repurchase Agreement—7.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $43,705,734; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $44,575,811.	43,701,728	43,701,728

U.S. Treasury—1.7%
U.S. Treasury Bill 3.168%, 01/12/23 (c)	10,000,000	9,909,563

Total Short-Term Investments (Cost $53,611,102)		53,611,291

Total Investments—99.6% (Cost $709,005,602)		593,838,282
Other assets and liabilities (net)—0.4%		2,475,495

Net Assets—100.0%		$596,313,777

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Principal amount of security is adjusted for inflation.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 0.2% of net assets.
(c)	The rate shown represents current yield to maturity.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $24,987,082, which is 4.2% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	593,230,000	GSBU	10/11/22	USD	714,959	$(102,498)
CLP	504,363,895	GSBU	10/26/22	USD	550,646	(31,275)
CLP	730,070,930	GSBU	10/26/22	USD	781,828	(30,035)
CLP	1,631,447,676	JPMC	10/26/22	USD	1,968,445	(288,457)
CLP	2,691,900,000	JPMC	10/28/22	USD	2,870,594	(99,555)
CLP	447,372,000	GSBU	11/14/22	USD	486,036	(26,987)
CLP	458,758,000	GSBU	11/14/22	USD	507,139	(36,406)
CLP	2,697,170,000	JPMC	11/22/22	USD	2,876,368	(113,222)
CLP	2,207,856,455	GSBU	11/29/22	USD	2,373,401	(114,699)
CLP	1,305,952,527	GSBU	12/21/22	USD	1,390,791	(61,072)
CLP	1,412,540,000	GSBU	12/21/22	USD	1,542,243	(103,996)
CLP	1,962,188,000	GSBU	12/21/22	USD	2,104,110	(106,213)
CLP	1,631,452,324	JPMC	12/27/22	USD	1,778,150	(119,203)
CLP	973,750,000	GSBU	03/07/23	USD	1,152,913	(175,806)
CLP	721,613,030	GSBU	07/26/23	USD	721,613	(14,996)
CLP	992,448,360	GSBU	07/26/23	USD	994,437	(22,614)
CNH	60,400,810	HSBC	10/18/22	USD	8,988,751	(527,747)
CNH	97,879,210	BOA	12/08/22	USD	14,653,893	(930,391)
CNH	136,122,730	CBNA	12/08/22	USD	20,401,782	(1,316,212)

BHFTI-134

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CNH	52,239,590	JPMC	12/09/22	USD	7,814,332	$(489,727)
CNH	55,783,810	CBNA	01/11/23	USD	8,323,085	(493,905)
INR	87,540,800	JPMC	10/07/22	USD	1,136,229	(60,485)
INR	85,052,900	CBNA	10/11/22	USD	1,100,581	(55,849)
INR	113,234,200	JPMC	10/11/22	USD	1,471,816	(80,925)
INR	102,523,300	CBNA	10/12/22	USD	1,331,817	(72,619)
INR	63,624,900	CBNA	11/10/22	USD	814,764	(35,565)
INR	227,293,700	JPMC	12/21/22	USD	2,839,184	(65,587)
INR	102,619,900	HSBC	01/11/23	USD	1,273,769	(23,582)
INR	87,540,800	JPMC	03/15/23	USD	1,056,235	5,314
INR	768,000,000	HSBC	03/23/23	USD	9,506,715	(199,157)
JPY	1,508,625,880	BOA	11/22/22	USD	11,282,145	(807,512)
JPY	3,472,722,990	DBAG	12/21/22	USD	24,523,771	(316,054)
JPY	750,210,940	BNP	03/15/23	USD	5,354,439	(64,032)
JPY	2,667,975,460	BOA	03/15/23	USD	19,049,144	(234,870)
JPY	787,664,730	JPMC	03/15/23	USD	5,621,920	(67,394)
KRW	27,000,000,000	DBAG	12/21/22	USD	19,416,917	(489,023)
KRW	2,815,700,000	CBNA	01/25/23	USD	2,159,942	(181,405)
NZD	5,280,000	CBNA	12/21/22	USD	3,176,630	(220,363)
NZD	4,480,000	BOA	03/15/23	USD	2,692,704	(181,990)
NZD	20,030,000	JPMC	03/15/23	USD	12,050,549	(825,191)
SGD	2,210,000	MSCS	10/21/22	USD	1,622,256	(83,285)
SGD	2,790,000	MSCS	10/21/22	USD	2,047,962	(105,098)

Contracts to Deliver
CNH	60,400,810	HSBC	10/18/22	USD	8,885,804	424,800
CNH	79,300,000	CBNA	12/08/22	USD	11,695,303	576,765
EUR	7,747,000	BBP	10/25/22	USD	8,486,451	883,054
EUR	5,298,000	DBAG	10/25/22	USD	5,781,548	581,756
EUR	4,831,000	DBAG	10/25/22	USD	5,299,559	558,109
EUR	14,305,000	CBNA	12/21/22	USD	14,416,293	311,039
EUR	5,453,000	DBAG	01/25/23	USD	5,995,137	602,374
EUR	4,726,000	DBAG	01/25/23	USD	5,222,159	548,365
EUR	8,349,000	MSCS	02/06/23	USD	8,625,035	361,749
EUR	3,635,000	BBP	04/25/23	USD	4,037,376	421,806
INR	87,540,800	JPMC	10/07/22	USD	1,072,541	(3,203)
SGD	5,000,000	MSCS	10/21/22	USD	3,643,447	161,611

Cross Currency Contracts to Buy
CAD	21,347,000	DBAG	11/03/22	EUR	15,572,545	158,967
CAD	2,084,754	HSBC	11/03/22	EUR	1,520,930	15,416
CAD	5,929,400	HSBC	11/03/22	EUR	4,512,138	(139,164)
CAD	10,423,699	HSBC	02/03/23	EUR	7,872,260	(236,523)
CAD	1,289,781	MSCS	03/15/23	EUR	962,286	(19,677)
CAD	3,260,000	CBNA	03/15/23	EUR	2,419,298	(36,896)
CAD	9,729,000	BOA	03/15/23	EUR	7,221,699	(111,752)
EUR	6,767,830	DBAG	10/12/22	SEK	71,287,114	210,580
EUR	2,002,834	DBAG	10/12/22	SEK	20,978,586	72,930
EUR	2,963,281	DBAG	01/19/23	SEK	31,352,065	84,083
EUR	2,033,719	DBAG	01/19/23	SEK	21,459,825	62,907
EUR	1,355,619	JPMC	02/13/23	SEK	14,250,000	47,668
NOK	243,300,200	JPMC	10/19/22	EUR	24,007,006	(1,206,503)
SEK	30,676,200	DBAG	10/12/22	EUR	2,922,211	(100,309)
SEK	26,395,500	DBAG	10/12/22	EUR	2,559,812	(130,811)
SEK	35,194,000	DBAG	10/12/22	EUR	3,413,082	(174,414)
SEK	26,395,500	DBAG	01/19/23	EUR	2,479,475	(55,635)
SEK	26,416,390	DBAG	01/19/23	EUR	2,531,348	(105,019)
SEK	14,250,000	JPMC	02/13/23	EUR	1,364,242	(56,206)

Net Unrealized Depreciation						$(5,661,821)

BHFTI-135

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC

Currencies

(ARS)—	Argentine Peso
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(GHS)—	Ghana Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$444,029,480	$—	$444,029,480
Total U.S. Treasury & Government Agencies*	—	96,197,511	—	96,197,511
Short-Term Investments
Repurchase Agreement	—	43,701,728	—	43,701,728
U.S. Treasury	—	9,909,563	—	9,909,563
Total Short-Term Investments	—	53,611,291	—	53,611,291
Total Investments	$—	$593,838,282	$—	$593,838,282

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,089,293	$—	$6,089,293
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(11,751,114)	—	(11,751,114)
Total Forward Contracts	$—	$(5,661,821)	$—	$(5,661,821)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-136

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
Boeing Co. (The) (a) (b)	51,012	$6,176,533
General Dynamics Corp.	53,001	11,245,222
Lockheed Martin Corp. (b)	29,135	11,254,559
Raytheon Technologies Corp.	172,301	14,104,560

		42,780,874

Air Freight & Logistics—0.2%
FedEx Corp. (b)	27,629	4,102,078

Airlines—0.3%
JetBlue Airways Corp. (a) (b)	729,910	4,839,303

Automobiles—1.1%
Ford Motor Co. (b)	296,696	3,322,995
Tesla, Inc. (a)	69,559	18,450,525

		21,773,520

Beverages—2.3%
Constellation Brands, Inc. - Class A	134,438	30,877,720
Monster Beverage Corp. (a)	155,380	13,511,845

		44,389,565

Biotechnology—2.0%
Alkermes plc	52,040	1,162,053
Alnylam Pharmaceuticals, Inc. (a)	7,131	1,427,341
Apellis Pharmaceuticals, Inc. (a)	14,317	977,851
Ascendis Pharma A/S (ADR) (a) (b)	11,377	1,174,789
Biogen, Inc. (a)	11,676	3,117,492
Blueprint Medicines Corp. (a) (b)	6,938	457,145
Celldex Therapeutics, Inc. (a) (b)	17,032	478,770
Genmab A/S (ADR) (a) (b)	38,519	1,237,615
Horizon Therapeutics plc (a)	17,353	1,073,977
Incyte Corp. (a)	24,170	1,610,689
Karuna Therapeutics, Inc. (a) (b)	7,748	1,742,758
Mirati Therapeutics, Inc. (a)	6,996	488,601
Moderna, Inc. (a) (b)	14,238	1,683,643
Myovant Sciences, Ltd. (a) (b)	133,313	2,394,301
PTC Therapeutics, Inc. (a) (b)	16,593	832,969
Regeneron Pharmaceuticals, Inc. (a)	7,937	5,467,561
REVOLUTION Medicines, Inc. (a) (b)	18,281	360,501
Sarepta Therapeutics, Inc. (a)	7,145	789,808
Seagen, Inc. (a)	17,248	2,360,044
Syndax Pharmaceuticals, Inc. (a) (b)	18,410	442,392
United Therapeutics Corp. (a) (b)	4,844	1,014,237
Vertex Pharmaceuticals, Inc. (a)	28,103	8,136,943

		38,431,480

Building Products—0.8%
Azek Co., Inc. (The) (a) (b)	139,465	2,317,908
Builders FirstSource, Inc. (a) (b)	98,917	5,828,190
Fortune Brands Home & Security, Inc.	29,931	1,606,996
Johnson Controls International plc (b)	119,733	5,893,258

		15,646,352

Capital Markets—6.4%
Ares Management Corp. - Class A	379,215	$23,492,369
Charles Schwab Corp. (The) (b)	345,240	24,812,399
CME Group, Inc.	33,917	6,007,718
Goldman Sachs Group, Inc. (The) (b)	60,858	17,834,437
Morgan Stanley (b)	348,086	27,502,275
S&P Global, Inc.	80,443	24,563,270

		124,212,468

Chemicals—2.6%
Cabot Corp. (b)	111,173	7,102,843
Celanese Corp.	57,983	5,238,184
FMC Corp.	97,709	10,327,841
Ingevity Corp. (a) (b)	40,662	2,465,337
Linde plc (b)	53,609	14,452,450
Livent Corp. (a) (b)	98,064	3,005,662
PPG Industries, Inc.	76,473	8,464,797

		51,057,114

Commercial Services & Supplies—0.4%
Aurora Innovation, Inc. (a) (b)	272,633	602,519
Clean Harbors, Inc.	22,479	2,472,240
Waste Connections, Inc.	39,306	5,311,420

		8,386,179

Communications Equipment—0.7%
Arista Networks, Inc. (a)	123,706	13,965,170

Construction & Engineering—0.3%
Fluor Corp.	229,344	5,708,372

Consumer Finance—0.1%
OneMain Holdings, Inc. (b)	82,700	2,441,304

Containers & Packaging—0.1%
Ball Corp.	53,605	2,590,194

Diversified Financial Services—0.8%
Equitable Holdings, Inc.	450,199	11,862,744
Voya Financial, Inc. (b)	45,675	2,763,337

		14,626,081

Diversified Telecommunication Services—0.4%
AT&T, Inc.	554,401	8,504,511

Electric Utilities—2.9%
Duke Energy Corp.	194,308	18,074,530
Edison International (b)	219,412	12,414,331
Exelon Corp.	323,707	12,126,064
FirstEnergy Corp.	371,266	13,736,842

		56,351,767

Electrical Equipment—0.2%
AMETEK, Inc.	9,501	1,077,509
Emerson Electric Co.	28,228	2,066,854

		3,144,363

BHFTI-137

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—0.4%
Schlumberger NV	222,607	$7,991,591

Entertainment—0.1%
Electronic Arts, Inc.	22,784	2,636,337

Equity Real Estate Investment Trusts—2.1%
American Tower Corp.	46,470	9,977,109
AvalonBay Communities, Inc.	26,624	4,903,874
Rexford Industrial Realty, Inc.	175,652	9,133,904
Ryman Hospitality Properties, Inc. (b)	96,066	7,069,497
Welltower, Inc. (b)	148,962	9,581,236

		40,665,620

Food & Staples Retailing—2.7%
Performance Food Group Co. (a)	903,065	38,786,642
Sysco Corp.	201,847	14,272,601

		53,059,243

Food Products—1.8%
Archer-Daniels-Midland Co. (b)	120,679	9,708,626
Hershey Co. (The)	82,835	18,262,632
Kellogg Co.	111,313	7,754,064

		35,725,322

Health Care Equipment & Supplies—2.9%
Align Technology, Inc. (a) (b)	20,032	4,148,828
Baxter International, Inc.	138,658	7,468,120
Boston Scientific Corp. (a)	290,293	11,243,048
DexCom, Inc. (a)	56,817	4,576,041
Edwards Lifesciences Corp. (a)	100,007	8,263,578
Inari Medical, Inc. (a) (b)	17,798	1,292,847
Insulet Corp. (a) (b)	19,260	4,418,244
Stryker Corp. (b)	54,439	11,026,075
Teleflex, Inc.	19,242	3,876,493

		56,313,274

Health Care Providers & Services—4.5%
Agilon Health, Inc. (a) (b)	486,704	11,398,608
Centene Corp. (a)	151,928	11,821,518
Elevance Health, Inc.	27,705	12,584,719
HCA Healthcare, Inc. (b)	49,033	9,011,775
Humana, Inc. (b)	48,602	23,581,204
Laboratory Corp. of America Holdings	4,830	989,232
McKesson Corp.	18,432	6,264,484
UnitedHealth Group, Inc.	22,385	11,305,321

		86,956,861

Hotels, Restaurants & Leisure—2.0%
Airbnb, Inc. - Class A (a) (b)	195,338	20,518,303
Hyatt Hotels Corp. - Class A (a)	68,200	5,521,472
Starbucks Corp.	161,338	13,594,340

		39,634,115

Household Durables—0.1%
DR Horton, Inc. (b)	15,523	$1,045,474
Lennar Corp. - Class A (b)	14,367	1,071,060

		2,116,534

Independent Power and Renewable Electricity Producers—0.5%
AES Corp. (The) (b)	419,472	9,480,067

Industrial Conglomerates—0.7%
Honeywell International, Inc. (b)	75,559	12,616,086

Insurance—3.6%
Allstate Corp. (The) (b)	50,376	6,273,323
American International Group, Inc.	299,060	14,199,369
Assurant, Inc. (b)	28,827	4,187,698
Assured Guaranty, Ltd.	127,574	6,180,960
Chubb, Ltd.	78,053	14,196,280
Hartford Financial Services Group, Inc. (The)	114,820	7,111,951
Marsh & McLennan Cos., Inc.	70,805	10,570,479
Trupanion, Inc. (a) (b)	103,914	6,175,609

		68,895,669

Interactive Media & Services—6.3%
Alphabet, Inc. - Class A (a)	637,235	60,951,528
Bumble, Inc. - Class A (a) (b)	275,106	5,912,028
Cargurus, Inc. (a) (b)	382,902	5,425,721
Match Group, Inc. (a)	74,165	3,541,379
Meta Platforms, Inc. - Class A (a)	343,379	46,589,662

		122,420,318

Internet & Direct Marketing Retail—5.6%
Amazon.com, Inc. (a)	786,800	88,908,400
Etsy, Inc. (a) (b)	193,916	19,416,809

		108,325,209

IT Services—3.8%
Block, Inc. (a) (b)	90,898	4,998,481
FleetCor Technologies, Inc. (a)	21,451	3,779,023
Genpact, Ltd. (b)	112,318	4,916,159
Global Payments, Inc.	144,507	15,613,981
GoDaddy, Inc. - Class A (a)	111,669	7,915,099
Okta, Inc. (a)	10,720	609,646
PayPal Holdings, Inc. (a)	117,216	10,088,781
Snowflake, Inc. - Class A (a) (b)	5,508	936,140
VeriSign, Inc. (a)	58,222	10,113,161
Visa, Inc. - Class A (b)	60,648	10,774,117
WEX, Inc. (a) (b)	34,885	4,428,302

		74,172,890

Life Sciences Tools & Services—2.8%
Agilent Technologies, Inc.	93,821	11,403,943
Danaher Corp. (b)	88,437	22,842,393
ICON plc (a) (b)	17,993	3,306,753
Illumina, Inc. (a) (b)	35,456	6,764,650
NanoString Technologies, Inc. (a)	77,805	993,570
Syneos Health, Inc. (a)	134,112	6,323,381

BHFTI-138

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
Waters Corp. (a)	10,780	$2,905,533

		54,540,223

Machinery—2.0%
Caterpillar, Inc.	31,346	5,143,252
Flowserve Corp. (b)	141,965	3,449,749
Fortive Corp.	53,835	3,138,581
Ingersoll Rand, Inc. (b)	104,294	4,511,758
Kennametal, Inc. (b)	96,078	1,977,285
Middleby Corp. (The) (a) (b)	35,927	4,604,764
PACCAR, Inc.	65,188	5,455,584
Westinghouse Air Brake Technologies Corp. (b)	130,663	10,629,435

		38,910,408

Media—1.8%
Charter Communications, Inc. - Class A (a) (b)	32,764	9,938,959
New York Times Co. (The) - Class A (b)	185,514	5,333,528
Omnicom Group, Inc. (b)	303,947	19,176,016

		34,448,503

Oil, Gas & Consumable Fuels—4.8%
BP plc (ADR) (b)	549,390	15,685,084
ConocoPhillips (b)	213,598	21,859,619
EOG Resources, Inc.	28,546	3,189,445
Marathon Petroleum Corp.	100,391	9,971,838
Pioneer Natural Resources Co.	23,250	5,034,323
Shell plc (ADR) (b)	741,997	36,921,771

		92,662,080

Pharmaceuticals—5.9%
Aclaris Therapeutics, Inc. (a)	30,132	474,278
AstraZeneca plc (ADR)	226,106	12,399,653
Bristol-Myers Squibb Co.	245,165	17,428,780
Elanco Animal Health, Inc. (a)	203,685	2,527,731
Eli Lilly and Co.	103,405	33,436,007
GSK plc (ADR) (b)	74,405	2,189,739
Intra-Cellular Therapies, Inc. (a)	36,625	1,704,161
Novartis AG (ADR)	116,444	8,850,908
Pfizer, Inc.	618,100	27,048,056
Royalty Pharma plc - Class A (b)	18,839	756,951
Zoetis, Inc.	53,580	7,945,378

		114,761,642

Professional Services—0.5%
Science Applications International Corp. (b)	60,365	5,338,077
TriNet Group, Inc. (a)	47,713	3,398,120

		8,736,197

Semiconductors & Semiconductor Equipment—3.8%
Advanced Micro Devices, Inc. (a)	168,138	10,653,224
Intel Corp.	72,918	1,879,097
KLA Corp.	25,970	7,859,301
Marvell Technology, Inc. (b)	142,659	6,121,498
Micron Technology, Inc.	174,695	8,752,219

Semiconductors & Semiconductor Equipment—(Continued)
NVIDIA Corp.	37,003	4,491,794
ON Semiconductor Corp.	153,874	9,590,966
Teradyne, Inc. (b)	78,522	5,900,928
Texas Instruments, Inc.	114,361	17,700,796

		72,949,823

Software—8.7%
Adobe, Inc. (a)	14,023	3,859,130
Ceridian HCM Holding, Inc. (a) (b)	115,043	6,428,603
Guidewire Software, Inc. (a) (b)	28,777	1,772,088
Hashicorp, Inc. - Class A (a) (b)	85,895	2,764,960
HubSpot, Inc. (a)	2,211	597,235
Microsoft Corp.	529,450	123,308,905
Palo Alto Networks, Inc. (a) (b)	16,137	2,643,079
Qualtrics International, Inc. - Class A (a) (b)	97,185	989,343
Rapid7, Inc. (a) (b)	13,379	573,959
Salesforce, Inc. (a)	85,096	12,240,209
SentinelOne, Inc. - Class A (a) (b)	39,682	1,014,272
ServiceNow, Inc. (a)	20,151	7,609,219
UiPath, Inc. - Class A (a) (b)	66,033	832,676
Varonis Systems, Inc. (a) (b)	29,603	785,072
Workday, Inc. - Class A (a)	24,070	3,663,935

		169,082,685

Specialty Retail—1.0%
TJX Cos., Inc. (The)	296,778	18,435,849

Technology Hardware, Storage & Peripherals—3.5%
Apple, Inc.	492,040	67,999,928

Textiles, Apparel & Luxury Goods—0.9%
NIKE, Inc. - Class B	204,492	16,997,375

Tobacco—0.9%
Philip Morris International, Inc.	215,681	17,903,680

Trading Companies & Distributors—0.2%
United Rentals, Inc. (a) (b)	3,424	924,891
WESCO International, Inc. (a)	29,048	3,467,750

		4,392,641

Wireless Telecommunication Services—1.3%
T-Mobile U.S., Inc. (a) (b)	183,209	24,581,152

Total Common Stocks (Cost $1,955,922,159)		1,920,362,017

BHFTI-139

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Short-Term Investment—1.2%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.110%, due on 10/03/22 with a maturity value of $22,224,827; collateralized by U.S. Treasury Notes with rates ranging from 0.875% - 3.325%, maturing 01/31/24, and an aggregate market value of $22,667,266.	22,222,790	$22,222,790

Total Short-Term Investments (Cost $22,222,790)		22,222,790

Securities Lending Reinvestments (c)—21.0%

Certificates of Deposit—7.5%
Bank of Montreal 3.400%, FEDEFF PRV + 0.320%, 10/04/22 (d)	5,000,000	5,000,000
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (d)	6,000,000	6,000,000
Bank of Nova Scotia 3.460%, FEDEFF PRV + 0.380%, 01/06/23 (d)	4,000,000	4,001,144
3.470%, SOFR + 0.510%, 03/15/23 (d)	6,000,000	6,000,000
Barclays Bank plc 3.290%, SOFR + 0.330%, 10/20/22 (d)	5,000,000	5,000,275
3.430%, SOFR + 0.450%, 10/07/22 (d)	5,000,000	5,000,220
BNP Paribas S.A. 3.180%, SOFR + 0.220%, 11/17/22 (d)	2,000,000	1,999,760
Canadian Imperial Bank of Commerce (NY) 3.210%, SOFR + 0.250%, 02/03/23 (d)	3,000,000	2,999,725
3.460%, SOFR + 0.500%, 03/03/23 (d)	5,000,000	5,003,582
Commonwealth Bank of Australia 3.340%, SOFR + 0.380%, 03/30/23 (d)	2,000,000	2,000,000
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (d)	5,000,000	5,000,000
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	4,000,000	4,000,632
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (d)	5,000,000	5,000,585
Credit Industriel et Commercial (NY) 3.170%, SOFR + 0.210%, 11/08/22 (d)	3,000,000	2,999,967
Credit Suisse (NY) 3.370%, FEDEFF PRV + 0.290%, 10/12/22 (d)	2,000,000	2,000,052
3.370%, FEDEFF PRV + 0.290%, 10/17/22 (d)	5,000,000	5,000,160
Mitsubishi UFJ Trust and Banking Corp. 3.520%, SOFR + 0.560%, 02/14/23 (d)	3,000,000	3,002,685
Mizuho Bank, Ltd. 3.310%, SOFR + 0.330%, 10/11/22 (d)	2,000,000	1,999,812
MUFG Bank Ltd. (NY) 3.490%, SOFR + 0.510%, 02/17/23 (d)	4,000,000	4,003,468
National Australia Bank, Ltd. 3.360%, SOFR + 0.400%, 11/04/22 (d)	2,000,000	2,000,000
Natixis S.A. 3.410%, SOFR + 0.450%, 06/21/23 (d)	2,000,000	1,999,895
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 12/01/22 (d)	5,000,000	5,002,230
3.460%, SOFR + 0.500%, 02/13/23 (d)	10,000,000	10,007,929
Nordea Bank Abp (NY) 3.440%, SOFR + 0.460%, 02/13/23 (d)	2,000,000	2,001,334
3.510%, SOFR + 0.550%, 02/21/23 (d)	3,000,000	3,003,210

Certificates of Deposit—(Continued)
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (d)	7,000,000	7,000,833
3.640%, FEDEFF PRV + 0.560%, 04/10/23 (d)	2,000,000	2,001,958
Standard Chartered Bank (NY) 3.480%, FEDEFF PRV + 0.400%, 12/23/22 (d)	2,000,000	2,000,508
Sumitomo Mitsui Banking Corp. 3.360%, SOFR + 0.400%, 11/02/22 (d)	3,000,000	3,000,684
3.370%, SOFR + 0.410%, 03/06/23 (d)	2,000,000	2,000,444
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 12/14/22	2,000,000	1,985,300
3.500%, SOFR + 0.540%, 01/10/23 (d)	3,000,000	3,002,904
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (d)	3,000,000	3,000,171
3.580%, SOFR + 0.600%, 04/12/23 (d)	3,000,000	3,003,996
Toronto-Dominion Bank (The) 3.230%, SOFR + 0.250%, 02/09/23 (d)	3,000,000	2,999,809
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (d)	5,000,000	5,002,300
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (d)	8,000,000	7,997,520
3.510%, SOFR + 0.550%, 02/22/23 (d)	2,000,000	2,001,916

		145,025,008

Commercial Paper—1.1%
DNB Bank ASA 3.440%, SOFR + 0.480%, 06/02/23 (d)	5,000,000	5,002,015
Macquarie Bank Ltd. 3.420%, SOFR + 0.440%, 11/16/22 (d)	3,000,000	3,000,816
3.560%, SOFR + 0.580%, 02/03/23 (d)	6,000,000	6,005,628
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (d)	2,000,000	2,000,320
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (d)	5,000,000	5,000,000

		21,008,779

Repurchase Agreements—7.2%
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $58,789,756; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $59,950,816.	58,775,307	58,775,307
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $5,001,279; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $5,112,754.	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $12,107,223; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $12,372,864.	12,100,000	12,100,000

BHFTI-140

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c) —(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $23,114,373; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $25,318,757.	23,100,000	$23,100,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $20,013; collateralized by various Common Stock with an aggregate market value of $22,272.	20,000	20,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/30/22 at 3.320%, due on 11/04/22 with a maturity value of $3,009,683; collateralized by various Common Stock with an aggregate market value of $3,333,641.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $4,501,125; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $4,593,060.	4,500,000	4,500,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $2,400,614; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $2,666,554.	2,400,000	2,400,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $16,835,213; collateralized by various Common Stock with an aggregate market value of $18,723,421.	16,830,781	16,830,781
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $4,702,897; collateralized by various Common Stock with an aggregate market value of $5,228,520.	4,700,000	4,700,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $10,002,625; collateralized by various Common Stock with an aggregate market value of $11,002,888.	10,000,000	10,000,000

		140,426,088

Time Deposits—0.8%
Credit Industrial et Commercial 3.090%, 10/06/22	5,000,000	5,000,000
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (d)	10,000,000	10,000,000

		15,000,000

Mutual Funds—4.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (e)	5,000,000	5,000,000

Mutual Funds—(Continued)
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (e)	40,000,000	40,000,000
HSBC U.S. Government Money Market Fund, Class I 2.957% (e)	20,000,000	20,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.929% (e)	20,000,000	20,000,000

		85,000,000

Total Securities Lending Reinvestments (Cost $406,412,668)		406,459,875

Total Investments—121.2% (Cost $2,384,557,617)		2,349,044,682
Other assets and liabilities (net)—(21.2)%		(410,140,442)

Net Assets—100.0%		$1,938,904,240

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $396,560,635 and the collateral received consisted of cash in the amount of $406,411,022 and non-cash collateral with a value of $2,461,226. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-141

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,920,362,017	$—	$—	$1,920,362,017
Total Short-Term Investment*	—	22,222,790	—	22,222,790
Securities Lending Reinvestments
Certificates of Deposit	—	145,025,008	—	145,025,008
Commercial Paper	—	21,008,779	—	21,008,779
Repurchase Agreements	—	140,426,088	—	140,426,088
Time Deposits	—	15,000,000	—	15,000,000
Mutual Funds	85,000,000	—	—	85,000,000
Total Securities Lending Reinvestments	85,000,000	321,459,875	—	406,459,875
Total Investments	$2,005,362,017	$343,682,665	$—	$2,349,044,682

Collateral for Securities Loaned (Liability)	$—	$(406,411,022)	$—	$(406,411,022)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-142

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Australia—4.0%
Charter Hall Group (REIT)	850,272	$6,155,097
Goodman Group (REIT)	747,620	7,469,799
Rural Funds Group (REIT)	2,433,706	3,569,975
Scentre Group (REIT)	6,805,021	10,953,744
Vicinity Centres (REIT)	6,106,189	6,818,080

		34,966,695

Austria—0.5%
CA Immobilien Anlagen AG (a)	158,346	4,692,167

Belgium—1.7%
Aedifica S.A. (REIT)	63,559	4,877,544
Cofinimmo S.A. (REIT)	65,737	5,409,823
Montea CVA (REIT)	24,174	1,811,959
Shurgard Self Storage S.A.	77,334	3,150,877

		15,250,203

Canada—4.6%
Boardwalk Real Estate Investment Trust (REIT) (a)	146,851	4,917,890
Chartwell Retirement Residences (a)	492,943	3,315,192
First Capital Real Estate Investment Trust (REIT) (a)	519,181	5,682,858
H&R Real Estate Investment Trust (REIT) (a)	715,031	5,383,373
RioCan Real Estate Investment Trust (REIT) (a)	763,292	10,288,846
Summit Industrial Income REIT	323,431	4,006,157
Tricon Residential, Inc. (a)	783,286	6,775,424

		40,369,740

France—2.5%
ICADE (REIT)	101,782	3,769,097
Klepierre S.A. (REIT) (a)	483,730	8,351,191
Mercialys S.A. (REIT) (a)	335,942	2,547,659
Unibail-Rodamco-Westfield (REIT) (b)	182,348	7,577,134

		22,245,081

Germany—1.5%
Grand City Properties S.A.	226,149	2,255,857
LEG Immobilien AG	177,969	10,708,390

		12,964,247

Hong Kong—5.6%
CK Asset Holdings, Ltd.	1,535,619	9,214,565
Hang Lung Properties, Ltd. (a)	5,332,680	8,705,103
Link REIT (REIT)	3,839,862	26,800,907
Sino Land Co., Ltd.	3,268,776	4,301,685

		49,022,260

Japan—9.9%
Activia Properties, Inc. (REIT)	2,770	8,101,590
AEON REIT Investment Corp. (REIT)	3,953	4,269,360
GLP J-REIT (REIT) (b)	4,765	5,260,021
Hulic Reit, Inc. (REIT)	1,907	2,181,966
Japan Hotel REIT Investment Corp. (REIT)	21,185	10,550,048
Japan Metropolitan Fund Investment Corp. (REIT)	17,875	13,446,412
Kenedix Retail REIT Corp. (REIT) (b)	1,410	2,607,501
LaSalle Logiport (REIT) (b)	10,918	12,186,433

Japan—(Continued)
Mitsui Fudosan Co., Ltd.	407,957	7,776,540
Orix JREIT, Inc. (REIT)	8,225	10,488,089
Tokyu Fudosan Holdings Corp.	1,889,768	9,854,994

		86,722,954

Singapore—2.3%
CapLand Ascendas REIT (REIT)	3,867,090	7,207,607
Frasers Logistics & Industrial Trust (REIT)	5,233,240	4,489,903
Keppel (REIT)	4,519,526	3,099,430
Lendlease Global Commercial (REIT)	10,578,720	5,582,670

		20,379,610

Spain—0.8%
Merlin Properties Socimi S.A. (REIT)	951,731	7,310,719

Sweden—0.4%
Pandox AB (a) (b)	319,012	3,354,886

Switzerland—0.4%
PSP Swiss Property AG (a)	35,790	3,583,867

United Kingdom—3.3%
British Land Co. plc (The) (REIT)	1,648,750	6,362,250
Grainger plc	2,645,302	6,767,812
NewRiver REIT plc (REIT)	2,431,447	2,030,746
Safestore Holdings plc (REIT)	638,691	5,972,672
Target Healthcare REIT plc	1,875,860	1,917,119
UNITE Group plc (The) (REIT)	592,981	5,623,032

		28,673,631

United States—61.3%
Alexandria Real Estate Equities, Inc. (REIT) (a)	165,724	23,232,848
Apartment Income REIT Corp. (REIT) (a)	215,742	8,331,956
AvalonBay Communities, Inc. (REIT)	83,774	15,430,333
Camden Property Trust (REIT)	125,092	14,942,239
CubeSmart (REIT)	522,091	20,914,965
DiamondRock Hospitality Co. (REIT) (a)	429,285	3,223,930
Digital Realty Trust, Inc. (REIT)	188,789	18,724,093
Equinix, Inc. (REIT)	117,680	66,941,091
Essex Property Trust, Inc. (REIT)	105,595	25,578,277
Extra Space Storage, Inc. (REIT)	233,229	40,280,981
Gaming and Leisure Properties, Inc. (REIT)	182,561	8,076,499
Healthcare Realty Trust, Inc. (REIT) - Class A (a)	577,614	12,043,252
Host Hotels & Resorts, Inc. (REIT)	615,401	9,772,568
Hudson Pacific Properties, Inc. (REIT) (a)	375,809	4,115,108
Independence Realty Trust, Inc. (REIT) (a)	345,049	5,772,670
Invitation Homes, Inc. (REIT)	1,190,386	40,199,335
Life Storage, Inc. (REIT)	195,156	21,615,479
National Retail Properties, Inc. (REIT)	175,424	6,992,401
NexPoint Residential Trust, Inc. (REIT)	72,771	3,362,748
Park Hotels & Resorts, Inc. (REIT) (a)	569,102	6,408,088
Pebblebrook Hotel Trust (REIT) (a)	421,844	6,120,956
Piedmont Office Realty Trust, Inc. (REIT) - Class A	430,300	4,543,968
Prologis, Inc. (REIT)	762,490	77,468,984
Simon Property Group, Inc. (REIT)	514,120	46,142,270
Spirit Realty Capital, Inc. (REIT)	352,479	12,745,641

BHFTI-143

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
STAG Industrial, Inc. (REIT) (a)	446,825	$12,703,235
STORE Capital Corp. (REIT)	128,240	4,017,759
Sunstone Hotel Investors, Inc. (REIT) (a)	653,080	6,152,014
Ventas, Inc. (REIT)	62,662	2,517,132
Welltower, Inc. (REIT) (a)	119,800	7,705,536
Xenia Hotels & Resorts, Inc. (REIT) (a)	257,053	3,544,761

		539,621,117

Total Common Stocks (Cost $1,024,822,061)		869,157,177

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $7,463,545; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $7,612,191.	7,462,861	7,462,861

Total Short-Term Investments (Cost $7,462,861)		7,462,861

Securities Lending Reinvestments (c)—10.0%

Certificates of Deposit—1.4%
Bank of Nova Scotia 3.460%, FEDEFF PRV + 0.380%, 01/06/23 (d)	1,000,000	1,000,286
Barclays Bank plc 3.430%, SOFR + 0.450%, 10/07/22 (d)	1,000,000	1,000,044
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (d)	1,000,000	999,852
Commonwealth Bank of Australia 3.360%, SOFR + 0.400%, 11/25/22 (d)	1,000,000	1,000,263
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (d)	1,000,000	1,000,000
3.490%, SOFR + 0.530%, 02/01/23 (d)	1,000,000	1,000,820
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	1,000,000	1,000,158
Credit Agricole S.A. 3.450%, FEDEFF PRV + 0.370%, 11/18/22 (d)	1,000,000	1,000,156
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (d)	1,000,000	1,000,117
Mizuho Bank, Ltd. 3.300%, SOFR + 0.320%, 10/26/22 (d)	1,000,000	1,000,000
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 02/13/23 (d)	1,000,000	1,000,793
Toronto-Dominion Bank (The) 3.340%, SOFR + 0.360%, 03/21/23 (d)	1,000,000	1,000,000

		12,002,489

Commercial Paper—0.6%
DNB Bank ASA 3.440%, SOFR + 0.480%, 06/02/23 (d)	1,000,000	1,000,403

Commercial Paper—(Continued)
Macquarie Bank Ltd. 3.420%, SOFR + 0.440%, 11/16/22 (d)	1,000,000	1,000,272
3.560%, SOFR + 0.580%, 02/03/23 (d)	1,000,000	1,000,938
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (d)	2,000,000	2,000,000

		5,001,613

Repurchase Agreements—7.3%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $15,003,813; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $15,300,000.	15,000,000	15,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/22 at 3.370%, due on 11/04/22 with a maturity value of $2,006,553; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.250%, maturity dates ranging from 02/15/32 - 02/15/42, and various Common Stock with an aggregate market value of $2,040,560.	2,000,000	2,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $17,197,272; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $17,536,907.	17,193,045	17,193,045
National Bank Financial Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $5,001,279; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $5,112,754.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $2,401,433; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $2,454,122.	2,400,000	2,400,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $3,001,867; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $3,288,150.	3,000,000	3,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $5,001,238; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value of $5,101,262.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $1,500,375; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $1,531,020.	1,500,000	1,500,000

BHFTI-144

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $1,000,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,111,064.	1,000,000	$1,000,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $400,102; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $444,426.	400,000	400,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $1,000,263; collateralized by various Common Stock with an aggregate market value of $1,112,451.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $800,493; collateralized by various Common Stock with an aggregate market value of $889,961.	800,000	800,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $10,002,625; collateralized by various Common Stock with an aggregate market value of $11,002,888.	10,000,000	10,000,000

		64,293,045

Mutual Funds—0.7%
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 2.940% (e)	1,000,000	1,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $87,293,082)		87,297,147

Total Investments—109.6% (Cost $1,119,578,004)		963,917,185
Other assets and liabilities (net)—(9.6)%		(84,336,441)

Net Assets—100.0%		$879,580,744

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $85,598,121 and the collateral received consisted of cash in the amount of $87,293,471 and non-cash collateral with a value of $548,952. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Ten Largest Industries as of September 30, 2022 (Unaudited)	% of Net Assets
Specialized REIT’s	21.2
Retail REIT’s	19.7
Industrial REIT’s	15.1
Residential REIT’s	14.1
Real Estate Operating Companies	5.7
Hotel & Resort REITs	5.2
Office REIT’s	5.2
Diversified REIT’s	4.9
Health Care REITs	3.9
Diversified Real Estate Activities	2.0

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-145

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$34,966,695	$—	$34,966,695
Austria	—	4,692,167	—	4,692,167
Belgium	—	15,250,203	—	15,250,203
Canada	40,369,740	—	—	40,369,740
France	3,941,396	18,303,685	—	22,245,081
Germany	—	12,964,247	—	12,964,247
Hong Kong	—	49,022,260	—	49,022,260
Japan	—	86,722,954	—	86,722,954
Singapore	—	20,379,610	—	20,379,610
Spain	—	7,310,719	—	7,310,719
Sweden	—	3,354,886	—	3,354,886
Switzerland	—	3,583,867	—	3,583,867
United Kingdom	—	28,673,631	—	28,673,631
United States	539,621,117	—	—	539,621,117
Total Common Stocks	583,932,253	285,224,924	—	869,157,177
Total Short-Term Investment*	—	7,462,861	—	7,462,861
Securities Lending Reinvestments
Certificates of Deposit	—	12,002,489	—	12,002,489
Commercial Paper	—	5,001,613	—	5,001,613
Repurchase Agreements	—	64,293,045	—	64,293,045
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	81,297,147	—	87,297,147
Total Investments	$589,932,253	$373,984,932	$—	$963,917,185

Collateral for Securities Loaned (Liability)	$—	$(87,293,471)	$—	$(87,293,471)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-146

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—95.2% of Net Assets

Security Description	Shares	Value

Australia—1.2%
Brambles, Ltd.	1,109,500	$8,050,130
Orica, Ltd.	1,972,959	16,564,609

		24,614,739

Belgium—1.8%
Anheuser-Busch InBev S.A.	767,900	34,738,260

Canada—1.9%
Open Text Corp.	997,686	26,369,505
Restaurant Brands International, Inc.	200,920	10,684,926

		37,054,431

China—5.9%
Alibaba Group Holding, Ltd. (a)	3,990,400	40,027,281
Prosus NV (a)	976,403	50,884,189
Trip.com Group, Ltd. (a)	218,800	5,976,972
Vipshop Holdings, Ltd. (ADR) (a)	2,362,400	19,867,784

		116,756,226

Denmark—1.0%
DSV A/S	175,900	20,387,888

Finland—0.8%
UPM-Kymmene Oyj	474,100	15,065,653

France—15.2%
Accor S.A. (a)	1,804,690	37,679,567
BNP Paribas S.A.	1,493,675	63,058,998
Capgemini SE	144,930	23,161,346
Danone S.A.	483,800	22,795,148
Edenred	405,900	18,656,456
Kering S.A.	59,000	26,090,905
Publicis Groupe S.A.	770,854	36,475,132
Valeo	1,749,173	26,290,715
Worldline S.A. (a)	1,199,200	46,894,904

		301,103,171

Germany—25.6%
adidas AG	308,900	35,848,029
Allianz SE	325,500	51,510,596
Bayer AG	1,010,360	46,626,019
Bayerische Motoren Werke AG	771,307	52,733,589
Continental AG	952,313	42,786,003
Daimler Truck Holding AG (a)	1,592,170	36,438,257
Fresenius Medical Care AG & Co. KGaA	671,000	19,071,814
Fresenius SE & Co. KGaA	1,840,100	39,413,567
Henkel AG & Co. KGaA	542,209	30,948,491
Mercedes-Benz Group AG	1,089,793	55,729,451
SAP SE	477,500	39,362,620
Siemens AG	373,800	36,996,288
ThyssenKrupp AG (a) (b)	4,576,700	19,555,063

		507,019,787

Ireland—1.7%
Ryanair Holdings plc (ADR) (a)	588,470	34,378,417

Italy—3.3%
Intesa Sanpaolo S.p.A.	39,924,400	65,712,277

Japan—1.0%
Fujitsu, Ltd.	14,900	1,606,852
Komatsu, Ltd.	967,900	17,503,419

		19,110,271

Mexico—0.6%
Grupo Televisa S.A.B. (ADR)	2,377,808	12,792,607

Netherlands—3.8%
EXOR NV (a)	755,252	48,467,301
Koninklijke Philips NV	1,680,898	25,964,068

		74,431,369

South Korea—1.2%
NAVER Corp.	178,500	23,789,817

Spain—1.3%
Amadeus IT Group S.A. (a)	570,200	26,393,961

Sweden—4.4%
H & M Hennes & Mauritz AB - B Shares (b)	3,127,900	28,908,130
SKF AB - B Shares	2,351,333	31,441,917
Volvo AB - B Shares	1,947,291	27,476,755

		87,826,802

Switzerland—9.8%
Cie Financiere Richemont S.A. - Class A	122,447	11,489,606
Credit Suisse Group AG	10,966,534	43,220,292
Glencore plc	7,541,865	39,825,094
Holcim, AG (a)	922,148	37,621,568
Novartis AG	281,600	21,467,282
Roche Holding AG	36,600	11,933,761
Schindler Holding AG (Participation Certificate)	66,400	10,299,867
Swatch Group AG (The) - Bearer Shares	79,424	17,837,013

		193,694,483

United Kingdom—14.7%
Ashtead Group plc	429,700	19,184,330
CNH Industrial NV	3,611,600	40,320,206
Compass Group plc	572,200	11,437,826
Informa plc	3,308,949	19,063,122
Liberty Global plc - Class A (a)	1,445,300	22,532,227
Lloyds Banking Group plc	127,369,800	58,190,718
Prudential plc	3,317,800	32,597,640
Reckitt Benckiser Group plc	166,500	11,004,219
Rolls-Royce Holdings plc (a)	7,953,365	6,112,126
Schroders plc	7,045,141	30,501,769
Smiths Group plc	708,009	11,865,903
WPP plc	3,282,434	27,163,624

		289,973,710

Total Common Stocks (Cost $2,513,659,615)		1,884,843,869

BHFTI-147

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Preferred Stock—1.3%

Security Description	Shares/ Principal Amount*	Value

South Korea—1.3%
Samsung Electronics Co., Ltd. (Cost $45,147,953)	814,200	$26,492,855

Short-Term Investment—3.8%

Repurchase Agreement—3.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $74,126,062; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $75,601,734.	74,119,267	74,119,267

Total Short-Term Investments (Cost $74,119,267)		74,119,267

Securities Lending Reinvestments (c)—1.2%

Repurchase Agreements—0.7%
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $2,563,460; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $2,614,087.	2,562,830	2,562,830
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $4,001,023; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $4,090,203.	4,000,000	4,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $3,001,791; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $3,067,652.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $400,100; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $408,272.	400,000	400,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $400,102; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $444,426.	400,000	400,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $800,493; collateralized by various Common Stock with an aggregate market value of $889,961.	800,000	800,000

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $2,000,525; collateralized by various Common Stock with an aggregate market value of $2,200,578.	2,000,000	2,000,000

		13,162,830

Mutual Funds—0.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (d)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (d)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (d)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (d)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (d)	3,000,000	3,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (d)	1,000,000	1,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $23,162,830)		23,162,830

Total Investments—101.5% (Cost $2,656,089,665)		2,008,618,821
Other assets and liabilities (net)—(1.5)%		(29,502,238)

Net Assets—100.0%		$1,979,116,583

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $23,749,891 and the collateral received consisted of cash in the amount of $23,162,830 and non-cash collateral with a value of $867,748. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Ten Largest Industries as of September 30, 2022 (Unaudited)	% of Net Assets
Banks	9.4
Machinery	8.3
IT Services	5.9
Internet & Direct Marketing Retail	5.6
Automobiles	5.5
Textiles, Apparel & Luxury Goods	4.6
Insurance	4.3
Media	4.2
Pharmaceuticals	4.0
Capital Markets	3.7

BHFTI-148

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$24,614,739	$—	$24,614,739
Belgium	—	34,738,260	—	34,738,260
Canada	37,054,431	—	—	37,054,431
China	19,867,784	96,888,442	—	116,756,226
Denmark	—	20,387,888	—	20,387,888
Finland	—	15,065,653	—	15,065,653
France	—	301,103,171	—	301,103,171
Germany	—	507,019,787	—	507,019,787
Ireland	34,378,417	—	—	34,378,417
Italy	—	65,712,277	—	65,712,277
Japan	—	19,110,271	—	19,110,271
Mexico	12,792,607	—	—	12,792,607
Netherlands	48,467,301	25,964,068	—	74,431,369
South Korea	—	23,789,817	—	23,789,817
Spain	—	26,393,961	—	26,393,961
Sweden	—	87,826,802	—	87,826,802
Switzerland	—	193,694,483	—	193,694,483
United Kingdom	22,532,227	267,441,483	—	289,973,710
Total Common Stocks	175,092,767	1,709,751,102	—	1,884,843,869
Total Preferred Stock*	—	26,492,855	—	26,492,855
Total Short-Term Investment*	—	74,119,267	—	74,119,267
Securities Lending Reinvestments
Repurchase Agreements	—	13,162,830	—	13,162,830
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	13,162,830	—	23,162,830
Total Investments	$185,092,767	$1,823,526,054	$—	$2,008,618,821

Collateral for Securities Loaned (Liability)	$—	$(23,162,830)	$—	$(23,162,830)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-149

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—5.2% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—5.2%
U.S. Treasury Floating Rate Notes
3.222%, USTBMM - 0.075%, 04/30/24 (a)	30,700,000	$30,657,388
3.334%, USTBMM + 0.037%, 07/31/24 (a)	29,400,000	29,363,979

Total U.S. Treasury & Government Agencies (Cost $60,099,984)		60,021,367

Municipals—3.1%
Calcasieu Parish Public Trust Authority 2.450%, 12/01/27 (a)	10,885,000	10,885,000
New York State Housing Finance Agency 3.050%, 11/01/46 (a)	10,200,000	10,200,000
Port of Portland OR Airport Revenue 2.680%, 07/01/26 (a)	14,235,000	14,235,000

Total Municipals (Cost $35,320,000)		35,320,000

Commodity-Linked Securities—2.9%
Canadian Imperial Bank of Commerce Commodity Linked Note, U.S. Federal Funds (Effective) Rate minus 0.020% (linked to CIBC Custom 7 Agriculture Commodity Index, multiplied by 2), 11/30/22 (144A) (a)	9,480,000	13,261,551
Cargill, Inc. Commodity Linked Note, one month LIBOR Rate minus 0.010% (linked to Monthly Rebalance Commodity Excess Return Index, multiplied by 2), 07/05/23 (144A) (a)	25,300,000	19,560,692

Total Commodity-Linked Securities (Cost $34,780,000)		32,822,243

Short-Term Investments—82.5%

Certificate of Deposit—6.3%
Bank of Nova Scotia 3.140%, SOFR + 0.180%, 11/09/22 (a)	25,000,000	24,999,040
Canadian Imperial Bank of Commerce 3.110%, SOFR + 0.150%, 11/04/22 (a)	12,800,000	12,799,656
Korea Development Bank 3.370%, SOFR + 0.410%, 03/09/23 (a)	10,000,000	10,001,880
Sumitomo Mitsui Banking Corp. (NY) 3.330%, SOFR + 0.370%, 10/19/22 (a)	25,000,000	25,002,596

		72,803,172

Commercial Paper—51.0%
ABN AMRO Funding USA LLC 2.792%, 11/03/22 (b)	35,000,000	34,894,355
Amazon.com, Inc.
1.787%, 10/04/22 (b)	14,250,000	14,245,172
2.695%, 11/21/22 (b)	20,000,000	19,908,220
Apple, Inc. 2.344%, 10/26/22 (144A) (b)	20,000,000	19,956,204
Atlantic Asset Securitization LLC 3.460%, SOFR + 0.500%, 01/05/23 (144A) (a)	12,000,000	12,008,028

Commercial Paper—(Continued)
Banque et Caisse d’Epargne de l’Etat 2.435%, 11/07/22 (b)	35,000,000	34,882,812
Bennington Stark Capital Co. LLC 3.030%, 10/19/22 (144A) (b)	20,000,000	19,966,940
Caisse des Depots et Consignations 3.711%, 01/06/23 (144A) (b)	30,000,000	29,695,057
CDP Financial, Inc.
2.723%, 11/03/22 (b)	35,000,000	34,896,338
Collateralized Commercial Paper FLEX Co. LLC 3.439%, 02/01/23 (144A) (b)	10,000,000	9,858,520
Export Development Canada
2.325%, 10/12/22 (b)	14,000,000	13,985,804
2.739%, 11/16/22 (b)	10,000,000	9,958,079
Johnson & Johnson 2.949%, 12/21/22 (144A) (b)	35,000,000	34,726,314
KFW
3.303%, 12/13/22 (b)	9,700,000	9,637,452
3.318%, 12/08/22 (144A) (b)	22,800,000	22,665,841
Korea Development Bank 3.142%, 12/15/22 (b)	20,000,000	19,850,998
L’Oreal S.A. 3.064%, 12/07/22 (144A) (b)	8,425,000	8,372,055
Lexington Parker Capital Co. LLC 2.324%, 10/06/22 (144A) (b)	25,000,000	24,987,179
LVMH Moet Hennessy Louis Vuitton SE
2.168%, 10/11/22 (144A) (b)	20,000,000	19,980,994
2.534%, 10/21/22 (144A) (b)	10,000,000	9,981,788
Mackinac Funding Co. LLC 2.642%, 10/12/22 (144A) (b)	20,000,000	19,979,393
Mont Blanc Capital Corp. 2.589%, 10/18/22 (144A) (b)	5,000,000	4,992,240
Old Line Funding LLC 3.640%, FEDL01 + 0.560%, 02/10/23 (144A) (a)	32,500,000	32,524,992
Ontario Teachers’ Finance Trust 2.895%, 11/01/22 (b)	7,000,000	6,980,599
PACCAR Financial Corp.
1.622%, 10/03/22 (b)	10,000,000	9,997,451
2.069%, 10/05/22 (b)	9,400,000	9,396,000
Procter & Gamble Co. 2.498%, 10/28/22 (144A) (b)	15,500,000	15,463,315
Toyota Motor Credit Corp. 3.440%, SOFR + 0.460%, 02/14/23 (a)	20,100,000	20,106,050
Unilever Capital Corp.
1.650%, 10/03/22 (b)	20,000,000	19,994,935
2.843%, 10/24/22 (144A) (b)	3,460,000	3,452,930
Walmart, Inc.
1.825%, 10/03/22 (144A) (b)	28,000,000	27,992,911
2.260%, 10/11/22 (144A) (b)	7,480,000	7,473,006

		582,811,972

Mutual Funds—15.5%
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 2.820% (c) (d)	95,597,624	95,597,624

BHFTI-150

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 2.880% (c) (d)	49,222,179	$49,222,179
STIT-Treasury Portfolio, Institutional Class 2.870% (c) (d)	32,044,978	32,044,978

		176,864,781

U.S. Treasury—9.7%
U.S. Treasury Bills
1.720%, 12/08/22 (d)	33,000,000	32,821,449
2.285%, 12/15/22 (d)	25,700,000	25,553,339
3.670%, 03/16/23 (d)	53,400,000	52,502,022

		110,876,810

Total Short-Term Investments (Cost $943,631,827)		943,356,735

Total Investments—93.7% (Cost $1,073,831,811)		1,071,520,345
Other assets and liabilities (net)—6.3%		71,450,464

Net Assets—100.0%		$1,142,970,809

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	Affiliated Issuer.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $356,899,950, which is 31.2% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	12/15/22	3,172	AUD	371,493,506	$(5,827,550)
Brent Crude Oil Futures	11/30/22	330	USD	27,561,600	(2,649,198)
Canada Government Bond 10 Year Futures	12/19/22	2,147	CAD	265,347,730	(2,100,917)
Euro STOXX 50 Index Futures	12/16/22	1,280	EUR	42,432,000	(3,898,677)
Euro-Bund Futures	12/08/22	1,300	EUR	180,037,000	(8,963,554)
FTSE 100 Index Futures	12/16/22	990	GBP	68,453,550	(5,928,176)
Japanese Government 10 Year Bond Futures	12/13/22	124	JPY	18,389,200,000	(246,643)
MSCI Emerging Markets Index Mini Futures	12/16/22	1,535	USD	66,887,625	(8,103,762)
Natural Gas Futures	11/28/22	95	USD	6,711,750	(1,464,320)
New York Harbor ULSD Futures	02/28/23	222	USD	27,471,301	(2,414,870)
RBOB Gasoline Futures	10/31/22	277	USD	27,570,253	(875,298)
Russell 2000 Index E-Mini Futures	12/16/22	820	USD	68,461,800	(9,173,322)
S&P 500 Index E-Mini Futures	12/16/22	184	USD	33,133,800	(3,882,828)
TOPIX Index Futures	12/08/22	948	JPY	17,405,280,000	(4,730,981)
U.S. Treasury Long Bond Futures	12/20/22	562	USD	71,040,313	(5,421,662)
United Kingdom Long Gilt Bond Futures	12/28/22	1,202	GBP	115,872,800	(18,013,034)
WTI Light Sweet Crude Oil Futures	01/20/23	338	USD	25,900,940	(2,206,738)

Net Unrealized Depreciation					$(85,901,530)

BHFTI-151

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.450%	Monthly	03/07/23	BBP	Barclays Agricultural Excess Return Index (a)	USD	3,721,146	$(202,834)	$—	$(202,834)
Pay	0.270%	Monthly	08/16/23	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD	25,219,229	(1,140,041)	—	(1,140,041)
Pay	0.400%	Monthly	12/16/22	GSI	Goldman Sachs Alpha Basket 1121 Excess Return Index (b)	USD	30,930,285	(892,942)	—	(892,942)
Pay	0.250%	Monthly	03/08/23	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	22,584,989	(866,568)	—	(866,568)
Pay	0.250%	Monthly	06/26/23	MLI	Merrill Lynch Natural Gas Excess Return Index	USD	13,312,025	—	—	—
Pay	0.350%	Monthly	05/03/23	RBC	RBC Enhanced Agricultural Basket 07 Excess Return Index (c)	USD	30,086,081	—	—	—

Totals								$(3,102,385)	$—	$(3,102,385)

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).
(a)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Barclay Bank plc, as of September 30, 2022:

Futures Contracts—Long	Notional Value	Component Weighting
Soybean Meal	$755,021	20.3%
Cotton No. 2	693,249	18.6%
Soybean	691,761	18.6%
Soybean Oil	520,960	14.0%
Corn No. 2 Yellow	300,669	8.1%
Wheat	248,573	6.7%
Sugar No. 11	231,455	6.2%
Coffee “C”	228,478	6.1%
Live Cattle	32,746	0.9%
Lean Hogs	18,234	0.5%

	$3,721,146	100.0%

(b)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Goldman Sachs International, as of September 30, 2022:

Futures Contracts—Long	Notional Value	Component Weighting
Soybean Meal	$6,275,755	20.3%
Cotton No. 2	5,762,312	18.6%
Soybean	5,749,940	18.6%
Soybean Oil	4,330,240	14.0%
Corn No. 2 Yellow	2,499,167	8.1%
Wheat	2,066,143	6.7%
Sugar No. 11	1,923,864	6.2%
Coffee “C”	1,899,120	6.1%
Live Cattle	272,186	0.9%
Lean Hogs	151,558	0.5%

	$30,930,285	100.0%

BHFTI-152

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

OTC Total Return Swaps—(Continued)

(c)

The following table represents the individual components and related notional value and weighting (as a percentage of the notional value of the swap) of the futures contracts underlying the total return swap with Royal Bank of Canada, as of September 30, 2022:

Futures Contracts—Long	Notional Value	Component Weighting
Soybean Meal	$6,104,466	20.3%
Cotton No. 2	5,605,037	18.6%
Soybean	5,593,003	18.6%
Soybean Oil	4,212,051	14.0%
Corn No. 2 Yellow	2,430,955	8.1%
Wheat	2,009,750	6.7%
Sugar No. 11	1,871,354	6.2%
Coffee “C”	1,847,285	6.1%
Live Cattle	264,758	0.9%
Lean Hogs	147,422	0.5%

	$30,086,081	100.0%

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MLI)—	Merill Lynch International
(RBC)—	Royal Bank of Canada

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDL01)—	Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

BHFTI-153

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$60,021,367	$—	$60,021,367
Total Municipals*	—	35,320,000	—	35,320,000
Total Commodity-Linked Securities*	—	32,822,243	—	32,822,243
Short-Term Investments
Certificate of Deposit	—	72,803,172	—	72,803,172
Commercial Paper	—	582,811,972	—	582,811,972
Mutual Funds	176,864,781	—	—	176,864,781
U.S. Treasury	—	110,876,810	—	110,876,810
Total Short-Term Investments	176,864,781	766,491,954	—	943,356,735
Total Investments	$176,864,781	$894,655,564	$—	$1,071,520,345

Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(85,901,530)	$—	$—	$(85,901,530)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(3,102,385)	$—	$(3,102,385)
Total OTC Swap Contracts	$—	$(3,102,385)	$—	$(3,102,385)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-154

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.9%
Textron, Inc.	274,053	$15,966,328

Air Freight & Logistics—1.6%
FedEx Corp.	194,029	28,807,486

Automobiles—1.6%
General Motors Co.	884,718	28,390,601

Banks—13.1%
Bank of America Corp.	1,563,702	47,223,800
Citigroup, Inc.	657,107	27,381,649
Citizens Financial Group, Inc.	671,521	23,073,462
Fifth Third Bancorp	728,359	23,278,354
Huntington Bancshares, Inc. (a)	1,616,574	21,306,445
JPMorgan Chase & Co.	185,153	19,348,488
M&T Bank Corp.	123,905	21,846,930
Wells Fargo & Co.	1,161,315	46,708,089

		230,167,217

Beverages—1.2%
Coca-Cola Co. (The)	367,032	20,561,133

Building Products—1.9%
Johnson Controls International plc	679,650	33,452,373

Capital Markets—4.5%
Goldman Sachs Group, Inc. (The)	94,278	27,628,168
Morgan Stanley	265,333	20,963,960
State Street Corp.	497,048	30,225,489

		78,817,617

Chemicals—2.2%
CF Industries Holdings, Inc.	234,352	22,556,380
Corteva, Inc.	276,865	15,822,835

		38,379,215

Communications Equipment—2.8%
Cisco Systems, Inc.	858,041	34,321,640
F5, Inc. (b)	109,022	15,778,754

		50,100,394

Containers & Packaging—1.4%
International Paper Co.	761,904	24,152,357

Electric Utilities—1.2%
PPL Corp.	848,494	21,509,323

Electrical Equipment—3.3%
Eaton Corp. plc	243,094	32,419,016
Emerson Electric Co.	357,651	26,187,206

		58,606,222

Equity Real Estate Investment Trusts—0.8%
Host Hotels & Resorts, Inc. (a)	836,025	13,276,077

Food Products—0.8%
Kraft Heinz Co. (The) (a)	402,649	13,428,344

Health Care Equipment & Supplies—2.8%
Becton Dickinson & Co.	98,403	21,927,140
Dentsply Sirona, Inc.	258,496	7,328,362
Medtronic plc	259,366	20,943,805

		50,199,307

Health Care Providers & Services—10.1%
CVS Health Corp.	407,585	38,871,382
Elevance Health, Inc.	101,814	46,247,991
HCA Healthcare, Inc.	89,517	16,452,329
Henry Schein, Inc. (b)	292,131	19,213,456
Humana, Inc.	36,637	17,775,906
McKesson Corp.	72,525	24,649,072
Universal Health Services, Inc. - Class B (a)	165,688	14,610,368

		177,820,504

Hotels, Restaurants & Leisure—3.0%
Booking Holdings, Inc. (b)	17,837	29,309,937
Las Vegas Sands Corp. (a) (b)	643,773	24,154,363

		53,464,300

Household Products—1.6%
Kimberly-Clark Corp. (a)	252,054	28,366,157

Industrial Conglomerates—1.0%
General Electric Co.	288,341	17,851,191

Insurance—3.3%
Allstate Corp. (The)	160,544	19,992,544
American International Group, Inc.	794,731	37,733,828

		57,726,372

Interactive Media & Services—1.2%
Meta Platforms, Inc. - Class A (b)	159,703	21,668,503

Internet & Direct Marketing Retail—0.3%
eBay, Inc.	157,183	5,785,906

IT Services—2.9%
Cognizant Technology Solutions Corp. - Class A	473,650	27,206,456
DXC Technology Co. (b)	956,533	23,415,928

		50,622,384

Machinery—3.1%
Caterpillar, Inc.	162,816	26,714,849
Westinghouse Air Brake Technologies Corp.	350,754	28,533,838

		55,248,687

Media—1.2%
Comcast Corp. - Class A	695,355	20,394,762

Oil, Gas & Consumable Fuels—11.8%
Chevron Corp.	328,785	47,236,541

BHFTI-155

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Oil, Gas & Consumable Fuels—(Continued)
ConocoPhillips	287,138	$29,385,703
Devon Energy Corp. (a)	293,035	17,620,195
Exxon Mobil Corp.	159,946	13,964,885
Hess Corp.	236,485	25,774,500
Marathon Oil Corp.	875,409	19,766,735
Pioneer Natural Resources Co.	85,733	18,563,766
Suncor Energy, Inc.	1,222,970	34,426,606

		206,738,931

Personal Products—0.9%
Haleon plc (b)	4,923,916	15,235,042

Pharmaceuticals—6.2%
Bristol-Myers Squibb Co.	344,727	24,506,642
Johnson & Johnson	195,119	31,874,640
Merck & Co., Inc.	315,768	27,193,940
Sanofi (ADR)	649,045	24,676,691

		108,251,913

Semiconductors & Semiconductor Equipment—3.3%
Intel Corp.	334,940	8,631,404
NXP Semiconductors NV	198,251	29,244,005
QUALCOMM, Inc.	181,649	20,522,704

		58,398,113

Software—1.3%
Microsoft Corp.	97,655	22,743,849

Specialty Retail—0.6%
Ross Stores, Inc.	124,997	10,533,497

Textiles, Apparel & Luxury Goods—0.8%
Ralph Lauren Corp. (a)	164,960	14,010,053

Tobacco—2.5%
Philip Morris International, Inc.	530,345	44,023,938

Wireless Telecommunication Services—1.3%
T-Mobile U.S., Inc. (a) (b)	168,108	22,555,050

Total Common Stocks (Cost $1,465,054,792)		1,697,253,146

Short-Term Investment—3.2%

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $56,666,530; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $57,794,657.	56,661,336	56,661,336

Total Short-Term Investments (Cost $56,661,336)		56,661,336

Securities Lending Reinvestments (c)—2.7%
Security Description	Principal Amount*	Value

Certificates of Deposit—0.1%
Bank of Nova Scotia 3.460%, FEDEFF PRV + 0.380%, 01/06/23 (d)	1,000,000	$1,000,286
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 02/13/23 (d)	1,000,000	1,000,793
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (d)	1,000,000	1,000,119

		3,001,198

Repurchase Agreements—1.8%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $5,001,271; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $5,888,612; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $6,004,909.	5,887,165	5,887,165
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $5,001,279; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $5,112,754.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $1,100,657; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $1,124,806.	1,100,000	1,100,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $4,000,990; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value of $4,081,010.	4,000,000	4,000,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $1,900,475; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $1,939,292.	1,900,000	1,900,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,100,281; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,222,171.	1,100,000	1,100,000

BHFTI-156

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $2,201,356; collateralized by various Common Stock with an aggregate market value of $2,447,392.	2,200,000	$2,200,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $5,001,313; collateralized by various Common Stock with an aggregate market value of $5,501,444.	5,000,000	5,000,000

		31,187,165

Time Deposit—0.1%
National Bank of Canada
3.120%, OBFR + 0.050%, 10/07/22 (d)	1,000,000	1,000,000

Mutual Funds—0.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (e)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (e)	1,000,000	1,000,000

Security Description	Shares	Value

Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (e)	5,000,000	$5,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $47,187,165)		47,188,363

Total Investments—102.4% (Cost $1,568,903,293)		1,801,102,845
Other assets and liabilities (net)—(2.4)%		(42,391,327)

Net Assets—100.0%		$1,758,711,518

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $45,348,983 and the collateral received consisted of cash in the amount of $47,187,165. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	480,277	CIBC	10/14/22	USD	349,900	$(2,221)
CAD	2,398,119	CIBC	10/14/22	USD	1,746,015	(9,984)
CAD	599,454	DBAG	10/14/22	USD	451,227	(17,274)
EUR	381,716	DBAG	10/14/22	USD	376,211	(1,855)
EUR	494,608	GSI	10/14/22	USD	474,933	10,139
EUR	294,195	JPMC	10/14/22	USD	294,035	(5,512)
GBP	177,261	DBAG	10/14/22	USD	202,796	(4,833)
GBP	185,877	RBC	10/14/22	USD	202,048	5,538

Contracts to Deliver
CAD	1,454,208	CIBC	10/14/22	USD	1,061,336	8,614
CAD	25,076,512	RBC	10/14/22	USD	19,312,086	1,158,853
CAD	786,443	RBC	10/14/22	USD	605,594	36,278
EUR	13,458,282	CIBC	10/14/22	USD	13,648,094	449,303
EUR	286,703	CIBC	10/14/22	USD	277,996	(3,179)
GBP	295,435	DBAG	10/14/22	USD	315,914	(14,025)
GBP	219,114	DBAG	10/14/22	USD	235,013	(9,691)
GBP	148,948	DBAG	10/14/22	USD	168,261	1,917
GBP	137,870	DBAG	10/14/22	USD	159,154	5,182
GBP	6,425,710	RBC	10/14/22	USD	7,506,958	330,790

Net Unrealized Appreciation						$1,938,040

BHFTI-157

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(CIBC)—	Canadian Imperial Bank of Commerce
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(RBC)—	Royal Bank of Canada

Currencies

(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$15,966,328	$—	$—	$15,966,328
Air Freight & Logistics	28,807,486	—	—	28,807,486
Automobiles	28,390,601	—	—	28,390,601
Banks	230,167,217	—	—	230,167,217
Beverages	20,561,133	—	—	20,561,133
Building Products	33,452,373	—	—	33,452,373
Capital Markets	78,817,617	—	—	78,817,617
Chemicals	38,379,215	—	—	38,379,215
Communications Equipment	50,100,394	—	—	50,100,394
Containers & Packaging	24,152,357	—	—	24,152,357
Electric Utilities	21,509,323	—	—	21,509,323
Electrical Equipment	58,606,222	—	—	58,606,222
Equity Real Estate Investment Trusts	13,276,077	—	—	13,276,077
Food Products	13,428,344	—	—	13,428,344
Health Care Equipment & Supplies	50,199,307	—	—	50,199,307
Health Care Providers & Services	177,820,504	—	—	177,820,504
Hotels, Restaurants & Leisure	53,464,300	—	—	53,464,300
Household Products	28,366,157	—	—	28,366,157
Industrial Conglomerates	17,851,191	—	—	17,851,191

BHFTI-158

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Insurance	$57,726,372	$—	$—	$57,726,372
Interactive Media & Services	21,668,503	—	—	21,668,503
Internet & Direct Marketing Retail	5,785,906	—	—	5,785,906
IT Services	50,622,384	—	—	50,622,384
Machinery	55,248,687	—	—	55,248,687
Media	20,394,762	—	—	20,394,762
Oil, Gas & Consumable Fuels	206,738,931	—	—	206,738,931
Personal Products	—	15,235,042	—	15,235,042
Pharmaceuticals	108,251,913	—	—	108,251,913
Semiconductors & Semiconductor Equipment	58,398,113	—	—	58,398,113
Software	22,743,849	—	—	22,743,849
Specialty Retail	10,533,497	—	—	10,533,497
Textiles, Apparel & Luxury Goods	14,010,053	—	—	14,010,053
Tobacco	44,023,938	—	—	44,023,938
Wireless Telecommunication Services	22,555,050	—	—	22,555,050
Total Common Stocks	1,682,018,104	15,235,042	—	1,697,253,146
Total Short-Term Investment*	—	56,661,336	—	56,661,336
Securities Lending Reinvestments
Certificates of Deposit	—	3,001,198	—	3,001,198
Repurchase Agreements	—	31,187,165	—	31,187,165
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	12,000,000	—	—	12,000,000
Total Securities Lending Reinvestments	12,000,000	35,188,363	—	47,188,363
Total Investments	$1,694,018,104	$107,084,741	$—	$1,801,102,845

Collateral for Securities Loaned (Liability)	$—	$(47,187,165)	$—	$(47,187,165)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,006,614	$—	$2,006,614
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(68,574)	—	(68,574)
Total Forward Contracts	$—	$1,938,040	$—	$1,938,040

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-159

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Brazil—0.2%
StoneCo, Ltd. - Class A (a) (b)	230,508	$2,196,741

China—5.5%
JD.com, Inc. (ADR) (b)	822,945	41,394,133
Meituan - Class B (a)	303,700	6,365,273
Tencent Holdings, Ltd.	73,100	2,468,733

		50,228,139

Denmark—3.0%
Novo Nordisk A/S - Class B	280,909	27,999,324

France—12.9%
Airbus SE (b)	393,974	34,036,311
Dassault Systemes SE	109,054	3,748,589
EssilorLuxottica S.A.	21,850	2,960,578
Kering S.A.	59,206	26,182,002
LVMH Moet Hennessy Louis Vuitton SE	88,595	52,079,246

		119,006,726

Germany—1.4%
SAP SE (b)	153,382	12,644,015

India—6.1%
DLF, Ltd.	7,856,982	34,154,056
ICICI Bank, Ltd. (ADR) (b)	1,034,893	21,701,706

		55,855,762

Italy—0.5%
Brunello Cucinelli S.p.A.	94,553	4,602,997

Japan—8.5%
FANUC Corp. (b)	16,100	2,227,240
Keyence Corp.	80,200	26,626,638
Murata Manufacturing Co., Ltd.	529,600	24,327,138
Nidec Corp. (b)	153,600	8,652,600
Omron Corp.	90,700	4,133,895
TDK Corp.	414,300	12,572,394

		78,539,905

Netherlands—0.9%
ASML Holding NV	19,873	8,243,148

Spain—0.3%
Amadeus IT Group S.A. (a)	61,120	2,829,181

Sweden—3.6%
Assa Abloy AB - Class B	782,923	14,630,791
Atlas Copco AB - A Shares	1,956,302	18,115,730

		32,746,521

Switzerland—0.8%
Lonza Group AG	14,873	7,232,872

United Kingdom—0.4%
Farfetch, Ltd. - Class A (a) (b)	449,139	3,346,086

United States—55.0%
Adobe, Inc. (a)	91,324	25,132,365
Agilent Technologies, Inc.	131,857	16,027,218
Alphabet, Inc. - Class A (a)	1,078,740	103,181,481
Amazon.com, Inc. (a)	89,745	10,141,185
Analog Devices, Inc. (b)	320,983	44,725,771
Avantor, Inc. (a)	502,194	9,843,002
Boston Scientific Corp. (a)	67,930	2,630,929
Charles River Laboratories International, Inc. (a)	23,052	4,536,634
Charter Communications, Inc. - Class A (a) (b)	6,096	1,849,222
Danaher Corp. (b)	21,601	5,579,322
Datadog, Inc. - Class A (a) (b)	26,295	2,334,470
Dun & Bradstreet Holdings, Inc.	122,677	1,519,968
Ecolab, Inc. (b)	17,516	2,529,661
Equifax, Inc. (b)	107,579	18,442,268
Fidelity National Information Services, Inc. (b)	57,994	4,382,607
IDEXX Laboratories, Inc. (a)	7,804	2,542,543
Illumina, Inc. (a) (b)	36,440	6,952,388
Intuit, Inc.	132,930	51,486,448
Intuitive Surgical, Inc. (a)	32,151	6,026,383
IQVIA Holdings, Inc. (a)	46,830	8,482,786
Lam Research Corp.	2,507	917,562
Marriott International, Inc. - Class A	35,318	4,949,464
Marvell Technology, Inc.	295,601	12,684,239
Meta Platforms, Inc. - Class A (a)	250,758	34,022,845
Microsoft Corp.	59,825	13,933,242
NVIDIA Corp.	31,201	3,787,489
Omnicell, Inc. (a) (b)	41,685	3,627,846
Phathom Pharmaceuticals, Inc. (a) (b)	137,394	1,522,326
Qualtrics International, Inc. - Class A (a) (b)	238,393	2,426,841
S&P Global, Inc.	157,460	48,080,411
Splunk, Inc. (a)	64,132	4,822,726
United Parcel Service, Inc. - Class B	162,105	26,186,442
Veracyte, Inc. (a) (b)	3,493	57,984
Visa, Inc. - Class A (b)	99,531	17,681,682
Walt Disney Co. (The) (a)	20,694	1,952,065

		504,999,815

Total Common Stocks (Cost $672,925,025)		910,471,232

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $6,961,352; collateralized by U.S. Treasury Note at 0.750%, maturing 12/31/23, with a market value of $7,099,966.	6,960,714	6,960,714

Total Short-Term Investments (Cost $6,960,714)		6,960,714

BHFTI-160

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—14.6%

Security Description	Principal Amount*	Value

Certificates of Deposit—3.2%
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (d)	2,000,000	$2,000,000
Bank of Nova Scotia 3.210%, SOFR + 0.250%, 02/17/23 (d)	2,000,000	1,999,080
3.470%, SOFR + 0.510%, 03/15/23 (d)	2,000,000	2,000,000
Barclays Bank plc 3.430%, SOFR + 0.450%, 10/07/22 (d)	2,000,000	2,000,088
BNP Paribas S.A. 3.180%, SOFR + 0.220%, 11/17/22 (d)	1,000,000	999,880
Canadian Imperial Bank of Commerce (NY) 3.460%, SOFR + 0.500%, 03/03/23 (d)	3,000,000	3,002,149
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (d)	1,000,000	999,852
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (d)	2,000,000	2,000,000
3.490%, SOFR + 0.530%, 02/01/23 (d)	1,000,000	1,000,820
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	1,000,000	1,000,158
Mitsubishi UFJ Trust and Banking Corp. 3.520%, SOFR + 0.560%, 02/14/23 (d)	2,000,000	2,001,790
Mizuho Bank, Ltd. 3.300%, SOFR + 0.320%, 10/26/22 (d)	2,000,000	2,000,000
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 02/13/23 (d)	1,000,000	1,000,793
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (d)	1,000,000	1,000,057
Sumitomo Mitsui Banking Corp. 3.360%, SOFR + 0.400%, 11/02/22 (d)	1,000,000	1,000,228
Toronto-Dominion Bank (The) 3.340%, SOFR + 0.360%, 03/21/23 (d)	1,000,000	1,000,000
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (d)	1,000,000	1,000,460
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (d)	3,000,000	2,999,070

		29,004,425

Commercial Paper—0.5%
DNB Bank ASA 3.440%, SOFR + 0.480%, 06/02/23 (d)	1,000,000	1,000,403
Macquarie Bank Ltd. 3.560%, SOFR + 0.580%, 02/03/23 (d)	2,000,000	2,001,876
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (d)	1,000,000	1,000,160
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (d)	1,000,000	1,000,000

		5,002,439

Repurchase Agreements—7.7%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $10,002,542; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $10,200,000.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $26,236,900; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $26,755,062.	26,230,452	26,230,452
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $5,001,279; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $5,112,754.	5,000,000	5,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $15,003,713; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value of $15,303,787.	15,000,000	15,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $1,801,132; collateralized by various Common Stock with an aggregate market value of $2,004,475.	1,800,000	1,800,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $1,700,425; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $1,735,156.	1,700,000	1,700,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $2,000,508; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $2,222,128.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $3,000,768; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $3,333,193.	3,000,000	3,000,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $1,000,263; collateralized by various Common Stock with an aggregate market value of $1,112,451.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $2,401,479; collateralized by various Common Stock with an aggregate market value of $2,669,883.	2,400,000	2,400,000

BHFTI-161

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $3,000,788; collateralized by various Common Stock with an aggregate market value of $3,300,867.	3,000,000	$3,000,000

		71,130,452

Time Deposits—0.5%
Credit Industrial et Commercial 3.090%, 10/06/22	3,000,000	3,000,000
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (d)	2,000,000	2,000,000

		5,000,000

Mutual Funds—2.7%
BlackRock Liquidity Funds FedFund, Institutional Shares 2.730% (e)	5,000,000	5,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (e)	3,000,000	3,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (e)	7,000,000	7,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (e)	5,000,000	5,000,000

		25,000,000

Total Securities Lending Reinvestments (Cost $135,130,488)		135,137,316

Total Investments—114.5% (Cost $815,016,227)		1,052,569,262
Other assets and liabilities (net)—(14.5)%		(133,616,058)

Net Assets—100.0%		$918,953,204

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $130,081,840 and the collateral received consisted of cash in the amount of $135,130,877. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Ten Largest Industries as of September 30, 2022 (Unaudited)	% of Net Assets
Interactive Media & Services	15.2
Software	12.7
Textiles, Apparel & Luxury Goods	9.0
Semiconductors & Semiconductor Equipment	7.6
Electronic Equipment, Instruments & Components	7.4
Internet & Direct Marketing Retail	6.7
Life Sciences Tools & Services	6.4
Capital Markets	5.2
Real Estate Management & Development	3.7
Aerospace & Defense	3.7

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-162

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$2,196,741	$—	$—	$2,196,741
China	41,394,133	8,834,006	—	50,228,139
Denmark	—	27,999,324	—	27,999,324
France	—	119,006,726	—	119,006,726
Germany	—	12,644,015	—	12,644,015
India	21,701,706	34,154,056	—	55,855,762
Italy	—	4,602,997	—	4,602,997
Japan	—	78,539,905	—	78,539,905
Netherlands	—	8,243,148	—	8,243,148
Spain	—	2,829,181	—	2,829,181
Sweden	—	32,746,521	—	32,746,521
Switzerland	—	7,232,872	—	7,232,872
United Kingdom	3,346,086	—	—	3,346,086
United States	504,999,815	—	—	504,999,815
Total Common Stocks	573,638,481	336,832,751	—	910,471,232
Total Short-Term Investment*	—	6,960,714	—	6,960,714
Securities Lending Reinvestments
Certificates of Deposit	—	29,004,425	—	29,004,425
Commercial Paper	—	5,002,439	—	5,002,439
Repurchase Agreements	—	71,130,452	—	71,130,452
Time Deposits	—	5,000,000	—	5,000,000
Mutual Funds	25,000,000	—	—	25,000,000
Total Securities Lending Reinvestments	25,000,000	110,137,316	—	135,137,316
Total Investments	$598,638,481	$453,930,781	$—	$1,052,569,262

Collateral for Securities Loaned (Liability)	$—	$(135,130,877)	$—	$(135,130,877)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-163

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—96.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
BWX Technologies, Inc. (a)	133,523	$6,725,553
Mercury Systems, Inc. (b)	135,505	5,501,503

		12,227,056

Air Freight & Logistics—0.6%
GXO Logistics, Inc. (b)	148,541	5,207,847

Auto Components—1.5%
Fox Factory Holding Corp. (a) (b)	96,217	7,608,840
Gentherm, Inc. (b)	110,407	5,490,540

		13,099,380

Automobiles—1.0%
Harley-Davidson, Inc.	248,056	8,652,193

Banks—0.7%
Silvergate Capital Corp. - Class A (b)	77,489	5,838,796

Biotechnology—7.1%
Abcam plc (b)	538,545	8,033,804
Apellis Pharmaceuticals, Inc. (b)	72,824	4,973,879
ChemoCentryx, Inc. (b)	130,414	6,737,187
Cytokinetics, Inc. (b)	88,629	4,294,075
Halozyme Therapeutics, Inc. (b)	391,991	15,499,324
Intellia Therapeutics, Inc. (b)	60,423	3,381,271
Karuna Therapeutics, Inc. (b)	19,655	4,420,999
Mirati Therapeutics, Inc. (b)	67,177	4,691,642
Natera, Inc. (b)	206,325	9,041,162

		61,073,343

Capital Markets—4.1%
LPL Financial Holdings, Inc.	76,792	16,777,516
Morningstar, Inc.	49,545	10,519,394
TMX Group, Ltd.	84,264	7,750,812

		35,047,722

Chemicals—1.1%
Element Solutions, Inc.	558,038	9,079,278

Commercial Services & Supplies—1.7%
Clean Harbors, Inc. (b)	131,462	14,458,191

Communications Equipment—1.2%
Calix, Inc. (b)	163,370	9,988,442

Construction & Engineering—4.4%
AECOM	200,628	13,716,936
Construction Partners, Inc. - Class A (a) (b)	345,100	9,051,973
Valmont Industries, Inc.	56,320	15,128,679

		37,897,588

Distributors—1.0%
Pool Corp. (a)	26,344	8,382,924

Diversified Consumer Services—0.8%
Stride, Inc. (a) (b)	167,237	$7,028,971

Diversified Telecommunication Services—1.6%
Iridium Communications, Inc. (b)	319,466	14,174,706

Electronic Equipment, Instruments & Components—1.8%
Flex, Ltd. (b)	432,651	7,207,966
Littelfuse, Inc.	43,557	8,654,340

		15,862,306

Energy Equipment & Services—0.7%
ChampionX Corp.	292,179	5,717,943

Equity Real Estate Investment Trusts—1.7%
EastGroup Properties, Inc.	60,161	8,683,639
Terreno Realty Corp.	106,114	5,622,981

		14,306,620

Food & Staples Retailing—1.8%
Grocery Outlet Holding Corp. (a) (b)	183,106	6,095,599
Performance Food Group Co. (b)	223,163	9,584,851

		15,680,450

Food Products—2.2%
Freshpet, Inc. (a) (b)	111,556	5,587,840
Post Holdings, Inc. (b)	86,892	7,117,324
Simply Good Foods Co. (The) (b)	193,934	6,203,948

		18,909,112

Gas Utilities—0.1%
New Jersey Resources Corp.	15,053	582,551

Health Care Equipment & Supplies—8.1%
AtriCure, Inc. (a) (b)	202,736	7,926,977
CONMED Corp. (a)	34,312	2,750,793
Globus Medical, Inc. - Class A (b)	114,923	6,845,963
Inari Medical, Inc. (a) (b)	149,984	10,894,838
Insulet Corp. (a) (b)	43,127	9,893,334
iRhythm Technologies, Inc. (b)	74,728	9,361,924
Lantheus Holdings, Inc. (b)	93,701	6,589,991
Mesa Laboratories, Inc. (a)	34,599	4,872,577
Omnicell, Inc. (a) (b)	67,859	5,905,769
Tandem Diabetes Care, Inc. (a) (b)	110,129	5,269,673

		70,311,839

Health Care Providers & Services—3.3%
Acadia Healthcare Co., Inc. (b)	123,074	9,621,925
Chemed Corp.	18,966	8,279,797
Guardant Health, Inc. (a) (b)	81,172	4,369,489
R1 RCM, Inc. (b)	359,840	6,667,835

		28,939,046

Health Care Technology—1.4%
Doximity, Inc. - Class A (a) (b)	188,928	5,709,404

BHFTI-164

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—(Continued)
Evolent Health, Inc. - Class A (b)	187,405	$6,733,462

		12,442,866

Hotels, Restaurants & Leisure—5.3%
Marriott Vacations Worldwide Corp.	83,876	10,221,129
Planet Fitness, Inc. - Class A (b)	155,450	8,963,247
Texas Roadhouse, Inc.	128,888	11,246,767
Wingstop, Inc. (a)	74,118	9,295,880
Wyndham Hotels & Resorts, Inc.	94,117	5,774,078

		45,501,101

Insurance—2.6%
BRP Group, Inc. - Class A (b)	338,430	8,917,631
Hanover Insurance Group, Inc. (The)	61,032	7,820,640
Selective Insurance Group, Inc.	72,885	5,932,839

		22,671,110

Interactive Media & Services—0.8%
Shutterstock, Inc.	135,399	6,792,968

Internet & Direct Marketing Retail—0.6%
Overstock.com, Inc. (a) (b)	212,413	5,172,257

IT Services—3.0%
Endava plc (ADR) (b)	72,459	5,842,369
ExlService Holdings, Inc. (b)	55,790	8,221,215
Flywire Corp. (a) (b)	286,518	6,578,453
Perficient, Inc. (a) (b)	74,635	4,852,768

		25,494,805

Life Sciences Tools & Services—2.1%
CryoPort, Inc. (a) (b)	37,939	924,194
Maravai LifeSciences Holdings, Inc. - Class A (b)	198,393	5,064,973
Repligen Corp. (a) (b)	66,340	12,412,878

		18,402,045

Machinery—3.8%
Chart Industries, Inc. (a) (b)	55,578	10,245,804
Evoqua Water Technologies Corp. (b)	398,835	13,189,474
Nordson Corp.	44,841	9,518,399

		32,953,677

Metals & Mining—0.8%
Cleveland-Cliffs, Inc. (a) (b)	370,439	4,989,813
MP Materials Corp. (a) (b)	64,093	1,749,739

		6,739,552

Oil, Gas & Consumable Fuels—3.4%
Chord Energy Corp.	58,564	8,009,798
Enviva, Inc. (a)	15,408	925,405
Matador Resources Co. (a)	195,079	9,543,265
Range Resources Corp.	219,321	5,540,048

Oil, Gas & Consumable Fuels—(Continued)
SM Energy Co.	153,071	$5,757,000

		29,775,516

Pharmaceuticals—2.8%
Arvinas, Inc. (b)	89,816	3,995,914
Harmony Biosciences Holdings, Inc. (b)	88,160	3,904,606
Intra-Cellular Therapies, Inc. (b)	101,618	4,728,286
Pacira BioSciences, Inc. (a) (b)	113,148	6,018,342
Prestige Consumer Healthcare, Inc. (a) (b)	119,518	5,955,582

		24,602,730

Professional Services—2.8%
ASGN, Inc. (b)	80,235	7,250,837
CACI International, Inc. - Class A (b)	25,534	6,665,906
Clarivate plc (b)	304,905	2,863,058
KBR, Inc. (a)	174,209	7,529,313

		24,309,114

Road & Rail—0.8%
Saia, Inc. (b)	36,449	6,925,310

Semiconductors & Semiconductor Equipment—3.7%
Allegro MicroSystems, Inc. (b)	409,454	8,946,570
Impinj, Inc. (a) (b)	127,974	10,241,759
Lattice Semiconductor Corp. (b)	135,686	6,677,108
Power Integrations, Inc.	92,373	5,941,431

		31,806,868

Software—10.8%
Altair Engineering, Inc. - Class A (a) (b)	177,715	7,858,557
Avalara, Inc. (b)	72,678	6,671,840
Black Knight, Inc. (b)	38,717	2,506,151
CCC Intelligent Solutions Holdings, Inc. (a) (b)	522,387	4,753,722
Descartes Systems Group, Inc. (The) (b)	129,602	8,233,615
Five9, Inc. (b)	79,506	5,961,360
Gitlab, Inc. - Class A (a) (b)	18,412	943,063
Guidewire Software, Inc. (b)	87,401	5,382,154
Hashicorp, Inc. - Class A (a) (b)	49,745	1,601,292
KnowBe4, Inc. - Class A (b)	477,293	9,932,467
Manhattan Associates, Inc. (b)	71,099	9,458,300
Procore Technologies, Inc. (a) (b)	143,100	7,080,588
Qualys, Inc. (b)	58,687	8,180,381
Sprout Social, Inc. - Class A (a) (b)	131,867	8,001,690
Workiva, Inc. (a) (b)	90,828	7,066,418

		93,631,598

Specialty Retail—1.0%
National Vision Holdings, Inc. (a) (b)	254,333	8,303,972

Textiles, Apparel & Luxury Goods—0.8%
Kontoor Brands, Inc. (a)	216,242	7,267,894

Trading Companies & Distributors—1.4%
WESCO International, Inc. (b)	102,133	12,192,638

BHFTI-165

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Water Utilities—0.4%
American States Water Co.	42,082	$3,280,292

Total Common Stocks (Cost $866,659,795)		830,732,617

Short-Term Investment—3.7%

Repurchase Agreement—3.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $32,071,837; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $32,710,313.	32,068,898	32,068,898

Total Short-Term Investments (Cost $32,068,898)		32,068,898

Securities Lending Reinvestments (c)—12.1%

Certificates of Deposit—4.6%
Bank of Montreal 3.400%, FEDEFF PRV + 0.320%, 10/04/22 (d)	2,000,000	2,000,000
Bank of Nova Scotia 3.460%, FEDEFF PRV + 0.380%, 01/06/23 (d)	3,000,000	3,000,857
3.470%, SOFR + 0.510%, 03/15/23 (d)	2,000,000	2,000,000
Barclays Bank plc 3.430%, SOFR + 0.450%, 10/07/22 (d)	2,000,000	2,000,088
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (d)	1,000,000	999,852
Commonwealth Bank of Australia 3.360%, SOFR + 0.400%, 11/25/22 (d)	2,000,000	2,000,526
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (d)	3,000,000	3,000,000
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	2,000,000	2,000,316
Credit Agricole S.A. 3.450%, FEDEFF PRV + 0.370%, 11/18/22 (d)	2,000,000	2,000,312
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (d)	2,000,000	2,000,234
Mizuho Bank, Ltd. 3.310%, SOFR + 0.330%, 10/11/22 (d)	2,000,000	1,999,812
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 12/01/22 (d)	3,000,000	3,001,338
3.460%, SOFR + 0.500%, 02/13/23 (d)	3,000,000	3,002,379
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (d)	2,000,000	2,000,114
Standard Chartered Bank (NY) 3.480%, FEDEFF PRV + 0.400%, 12/23/22 (d)	1,000,000	1,000,254
Sumitomo Mitsui Banking Corp. 3.360%, SOFR + 0.400%, 11/02/22 (d)	1,000,000	1,000,228
Sumitomo Mitsui Trust Bank, Ltd. 3.300%, SOFR + 0.340%, 10/11/22 (d)	2,000,000	2,000,084
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (d)	1,000,000	1,000,057

Certificates of Deposit—(Continued)
Toronto-Dominion Bank (The) 3.340%, SOFR + 0.360%, 03/21/23 (d)	2,000,000	2,000,000
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (d)	2,000,000	2,000,920

		40,007,371

Commercial Paper—1.7%
Australia & New Zealand Banking Group, Ltd. 3.360%, SOFR + 0.400%, 12/01/22 (d)	3,000,000	3,000,753
DNB Bank ASA 3.440%, SOFR + 0.480%, 06/02/23 (d)	3,000,000	3,001,209
Macquarie Bank Ltd. 3.420%, SOFR + 0.440%, 11/16/22 (d)	1,000,000	1,000,272
3.560%, SOFR + 0.580%, 02/03/23 (d)	3,000,000	3,002,814
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (d)	2,000,000	2,000,320
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (d)	3,000,000	3,000,000

		15,005,368

Repurchase Agreements—5.8%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $5,001,271; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $6,815,575; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $6,950,178.	6,813,900	6,813,900
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $4,402,627; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $4,499,223.	4,400,000	4,400,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $2,800,700; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $2,857,904.	2,800,000	2,800,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $3,900,991; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $4,333,150.	3,900,000	3,900,000

BHFTI-166

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,600,409; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,777,703.	1,600,000	$1,600,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $5,001,317; collateralized by various Common Stock with an aggregate market value of $5,562,256.	5,000,000	5,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $1,600,986; collateralized by various Common Stock with an aggregate market value of $1,779,922.	1,600,000	1,600,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $19,004,988; collateralized by various Common Stock with an aggregate market value of $20,905,488.	19,000,000	19,000,000

		50,113,900

Total Securities Lending Reinvestments (Cost $105,114,009)		105,126,639

Total Investments—112.0% (Cost $1,003,842,702)		967,928,154
Other assets and liabilities (net)—(12.0)%		(103,847,939)

Net Assets—100.0%		$864,080,215

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $100,446,404 and the collateral received consisted of cash in the amount of $105,115,175 and non-cash collateral with a value of $1,311,693. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-167

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$12,227,056	$—	$—	$12,227,056
Air Freight & Logistics	5,207,847	—	—	5,207,847
Auto Components	13,099,380	—	—	13,099,380
Automobiles	8,652,193	—	—	8,652,193
Banks	5,838,796	—	—	5,838,796
Biotechnology	53,039,539	8,033,804	—	61,073,343
Capital Markets	35,047,722	—	—	35,047,722
Chemicals	9,079,278	—	—	9,079,278
Commercial Services & Supplies	14,458,191	—	—	14,458,191
Communications Equipment	9,988,442	—	—	9,988,442
Construction & Engineering	37,897,588	—	—	37,897,588
Distributors	8,382,924	—	—	8,382,924
Diversified Consumer Services	7,028,971	—	—	7,028,971
Diversified Telecommunication Services	14,174,706	—	—	14,174,706
Electronic Equipment, Instruments & Components	15,862,306	—	—	15,862,306
Energy Equipment & Services	5,717,943	—	—	5,717,943
Equity Real Estate Investment Trusts	14,306,620	—	—	14,306,620
Food & Staples Retailing	15,680,450	—	—	15,680,450
Food Products	18,909,112	—	—	18,909,112
Gas Utilities	582,551	—	—	582,551
Health Care Equipment & Supplies	70,311,839	—	—	70,311,839
Health Care Providers & Services	28,939,046	—	—	28,939,046
Health Care Technology	12,442,866	—	—	12,442,866
Hotels, Restaurants & Leisure	45,501,101	—	—	45,501,101
Insurance	22,671,110	—	—	22,671,110
Interactive Media & Services	6,792,968	—	—	6,792,968
Internet & Direct Marketing Retail	5,172,257	—	—	5,172,257
IT Services	25,494,805	—	—	25,494,805
Life Sciences Tools & Services	18,402,045	—	—	18,402,045
Machinery	32,953,677	—	—	32,953,677
Metals & Mining	6,739,552	—	—	6,739,552
Oil, Gas & Consumable Fuels	29,775,516	—	—	29,775,516
Pharmaceuticals	24,602,730	—	—	24,602,730
Professional Services	24,309,114	—	—	24,309,114
Road & Rail	6,925,310	—	—	6,925,310
Semiconductors & Semiconductor Equipment	31,806,868	—	—	31,806,868
Software	93,631,598	—	—	93,631,598
Specialty Retail	8,303,972	—	—	8,303,972
Textiles, Apparel & Luxury Goods	7,267,894	—	—	7,267,894
Trading Companies & Distributors	12,192,638	—	—	12,192,638
Water Utilities	3,280,292	—	—	3,280,292
Total Common Stocks	822,698,813	8,033,804	—	830,732,617
Total Short-Term Investment*	—	32,068,898	—	32,068,898
Total Securities Lending Reinvestments*	—	105,126,639	—	105,126,639
Total Investments	$822,698,813	$145,229,341	$—	$967,928,154

Collateral for Securities Loaned (Liability)	$—	$(105,115,175)	$—	$(105,115,175)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-168

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—53.6% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—27.2%
Fannie Mae 20 Yr. Pool 4.000%, 02/01/31	458,660	$437,617
6.000%, 07/01/28	90,212	91,701
Fannie Mae 30 Yr. Pool 2.500%, 09/01/51	3,770,358	3,197,546
2.500%, 10/01/51	3,215,149	2,710,441
2.500%, 01/01/52	3,129,083	2,638,994
3.000%, 01/01/52	2,834,250	2,488,746
3.500%, 07/01/42	775,848	713,233
3.500%, 08/01/42	261,692	241,107
3.500%, 07/01/50	2,450,981	2,225,745
3.500%, 12/01/51	2,059,738	1,859,645
3.500%, 02/01/52	4,818,703	4,346,525
4.000%, 06/01/47	752,400	712,569
4.500%, 02/01/40	185,163	180,933
5.000%, 09/01/35	318,123	313,065
6.000%, 12/01/39	136,814	143,859
Fannie Mae ARM Pool 3.033%, 1M LIBOR + 0.480%, 09/01/24 (a)	3,369,332	3,334,307
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	346,115	353,508
Fannie Mae Grantor Trust 2.898%, 06/25/27	3,917,219	3,643,312
Fannie Mae Multifamily REMIC Trust 2.003%, 01/25/32 (a)	5,000,000	4,036,183
Fannie Mae Pool 1.754%, 03/01/32 (a)	5,049,543	4,021,583
1.800%, 10/01/33	3,484,000	2,692,534
2.010%, 01/01/32	4,050,000	3,290,819
2.440%, 06/01/30	2,982,400	2,608,650
2.510%, 10/01/30	3,150,000	2,728,601
2.640%, 05/01/23	1,992,728	1,985,315
2.700%, 05/01/23	5,000,000	4,981,872
2.720%, 03/01/23	2,713,691	2,708,256
2.730%, 07/01/28	2,883,136	2,620,539
2.810%, 09/01/31	1,424,715	1,264,886
2.970%, 06/01/30	2,750,000	2,467,148
2.980%, 09/01/36	1,291,595	1,158,849
3.000%, 01/01/43	1,650,007	1,463,101
3.000%, 07/01/60	2,927,300	2,542,759
3.500%, 08/01/26	59,258	56,509
3.500%, 02/01/33	1,250,963	1,162,000
3.500%, 05/01/33	1,541,300	1,431,672
3.500%, 07/01/43	1,147,206	1,056,370
3.500%, 03/01/60	2,449,459	2,231,934
3.540%, 06/01/32	4,357,000	4,021,405
3.550%, 02/01/30	1,500,000	1,418,638
3.760%, 11/01/23	1,019,828	1,013,688
3.800%, 09/01/32	3,411,180	3,204,397
3.805%, 11/01/32 (g) (h)	2,00,000	2,001,250
3.970%, 10/01/32 (g) (h)	2,505,000	2,550,795
3.970%, 08/01/33	4,935,103	4,644,844
4.000%, 10/01/32	411,346	386,064
4.000%, 12/01/40	93,846	88,825
4.000%, 07/01/42	626,253	594,566
5.500%, 01/01/58	2,100,078	2,175,722
Fannie Mae REMICS (CMO) Zero Coupon, 09/25/43 (b)	666,135	499,017
Zero Coupon, 10/25/43 (b)	386,475	289,474

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
Zero Coupon, 12/25/43 (b)	706,634	547,036
1.249%, 03/25/27 (a)	12,497	12,297
3.446%, -1x 1M LIBOR + 6.530%, 01/25/41 (a) (c)	1,966,332	225,301
3.500%, 02/25/43	1,785,815	1,669,849
3.500%, 11/25/57	2,575,652	2,447,850
3.584%, 1M LIBOR + 0.500%, 05/25/35 (a)	186,663	186,753
3.584%, 1M LIBOR + 0.500%, 10/25/42 (a)	247,773	245,761
3.684%, 1M LIBOR + 0.600%, 10/25/43 (a)	868,439	864,755
3.684%, 1M LIBOR + 0.600%, 12/25/43 (a)	842,829	836,782
3.984%, 1M LIBOR + 0.900%, 03/25/38 (a)	125,348	126,627
4.084%, 1M LIBOR + 1.000%, 08/25/32 (a)	291,449	294,803
5.000%, 03/25/40	2,258,733	2,259,865
5.500%, 12/25/35	617,656	625,154
6.000%, 01/25/36	792,554	794,536
6.500%, 07/18/28	49,532	50,992
Fannie Mae-ACES 0.670%, 10/25/30	1,627,525	1,460,410
1.000%, 11/25/33	723,960	675,412
1.200%, 10/25/30	995,000	852,165
1.764%, 11/25/31 (a)	7,400,000	5,873,135
2.000%, 10/25/30 (a) (c)	15,583,123	1,344,192
2.068%, 11/25/33 (a) (c)	7,134,458	641,557
2.488%, 05/25/26	1,419,422	1,321,118
2.554%, 12/25/26 (a)	697,365	640,148
3.061%, 05/25/27 (a)	2,849,732	2,684,878
3.158%, 03/25/28 (a)	1,884,760	1,748,453
3.165%, 06/25/27 (a)	2,229,093	2,095,648
3.174%, 02/25/30 (a)	1,399,421	1,282,349
3.202%, 04/25/29 (a)	2,243,686	2,074,859
3.346%, 03/25/24 (a)	1,359,118	1,332,282
3.471%, 07/25/28 (a)	3,757,000	3,553,556
3.501%, 01/25/24 (a)	579,923	570,820
3.666%, 09/25/28 (a)	2,819,953	2,676,641
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	405,182	382,739
Freddie Mac 30 Yr. Gold Pool 4.000%, 08/01/42	921,527	874,645
4.000%, 08/01/43	1,865,462	1,774,850
4.000%, 07/01/48	1,591,784	1,506,483
5.000%, 08/01/39	500,186	503,071
Freddie Mac 30 Yr. Pool 2.500%, 07/01/50	6,890,078	5,812,283
3.000%, 02/01/52	2,989,360	2,624,811
4.000%, 04/01/52	5,488,716	5,104,038
4.000%, 05/01/52	9,339,764	8,680,612
Freddie Mac ARM Non-Gold Pool 3.319%, 12M LIBOR + 1.831%, 07/01/40 (a)	361,494	367,568
Freddie Mac Gold Pool 3.500%, 12/01/32	1,291,026	1,201,273
3.500%, 01/01/33	2,130,045	1,996,952
3.500%, 03/01/33	2,004,913	1,870,301
3.500%, 04/01/33	3,184,894	2,966,829
3.500%, 05/01/33	875,719	814,167
3.500%, 06/01/43	934,778	861,513
4.000%, 09/01/32	235,921	221,481

BHFTI-169

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Gold Pool
4.000%, 11/01/32	1,189,177	$1,118,407
4.000%, 12/01/32	568,598	539,104
4.000%, 01/01/33	51,500	48,594
4.000%, 02/01/33	260,894	246,211
4.000%, 01/01/46	1,322,413	1,253,674
5.000%, 02/01/34	179,682	178,866
Freddie Mac Multifamily Structured Pass-Through Certificates 2.522%, 01/25/23	410,059	408,647
2.920%, 06/25/32	3,100,000	2,710,739
3.117%, 06/25/27	2,487,000	2,340,498
3.243%, 04/25/27	1,996,000	1,890,149
3.303%, 11/25/27 (a)	1,755,000	1,657,632
3.326%, 05/25/27	1,072,000	1,015,075
3.336%, 04/25/28 (a)	1,790,000	1,671,887
3.490%, 01/25/24	2,000,000	1,976,182
3.690%, 01/25/29	397,000	379,296
3.850%, 05/25/28 (a)	7,385,000	7,057,889
3.900%, 08/25/28 (a)	3,170,000	3,063,232
Freddie Mac Multifamily WI Certificates 3.710%, 11/25/32	3,035,000	2,823,029
3.800%, 12/25/32	2,100,000	1,959,268
Freddie Mac Pool 3.700%, 06/01/34	3,300,000	3,016,476
Freddie Mac REMICS (CMO) 3.000%, 02/15/26	298,911	293,309
3.268%, 1M LIBOR + 0.450%, 08/15/42 (a)	1,953,488	1,928,999
3.498%, 1M LIBOR + 0.680%, 11/15/37 (a)	338,951	339,759
3.518%, 1M LIBOR + 0.700%, 03/15/24 (a)	37,500	37,559
3.552%, -1x 1M LIBOR + 6.370%, 10/15/37 (a) (c)	1,776,609	191,466
3.582%, -1x 1M LIBOR + 6.400%, 11/15/36 (a) (c)	868,980	64,662
4.168%, 1M LIBOR + 1.350%, 03/15/38 (a)	600,000	618,069
5.000%, 08/15/35	692,121	693,856
6.000%, 07/15/35	1,972,091	2,020,063
6.000%, 03/15/36	1,541,391	1,617,713
6.500%, 05/15/28	103,504	106,287
6.500%, 03/15/37	330,717	345,747
Freddie Mac STACR Trust (CMO) 3.500%, 05/25/57	3,880,768	3,698,467
3.500%, 06/25/57	3,462,628	3,285,949
Freddie Mac Strips (CMO) Zero Coupon, 09/15/43 (b)	389,990	304,164
3.000%, 01/15/43	1,299,462	1,173,056
FREMF Mortgage Trust 3.699%, 11/25/49 (144A) (a)	1,700,000	1,572,543
3.786%, 04/25/28 (144A) (a)	3,100,000	2,761,280
3.799%, 11/25/49 (144A) (a)	2,000,000	1,916,896
4.021%, 07/25/49 (144A) (a)	1,635,000	1,621,655
4.210%, 11/25/47 (144A) (a)	1,577,000	1,525,282
Ginnie Mae II 30 Yr. Pool 2.500%, 08/20/51	15,147,195	13,073,138
2.500%, 10/20/51	2,800,624	2,415,221
3.000%, 02/20/51	1,722,394	1,525,580
3.500%, 01/20/51	2,929,789	2,669,055
3.500%, 02/20/52	3,353,117	3,061,419
4.000%, 01/20/52	3,181,370	2,984,707

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 02/20/52	3,414,216	3,218,525
4.000%, 08/20/52	7,080,286	6,622,961
4.500%, 11/20/49	2,010,795	1,928,061
4.529%, 1Y H15 + 1.699%, 04/20/72 (a)	3,423,264	3,524,126
4.553%, 1Y H15 + 1.710%, 03/20/72 (a)	2,890,407	2,977,054
4.605%, 1Y H15 + 1.743%, 04/20/72 (a)	2,919,488	3,008,643
5.000%, 05/20/52	3,483,649	3,387,433
Ginnie Mae II ARM Pool 2.875%, 1Y H15 + 1.500%, 04/20/41 (a)	132,703	132,466
4.581%, 1Y H15 + 1.786%, 09/20/71 (a)	3,000,306	3,095,842
4.584%, 1Y H15 + 1.747%, 10/20/71 (a)	3,089,804	3,181,834
4.584%, 1Y H15 + 1.751%, 11/20/71 (a)	3,222,327	3,321,625
4.610%, 1Y H15 + 1.778%, 12/20/71 (a)	2,857,559	2,950,474
4.667%, 1Y H15 + 1.837%, 08/20/71 (a)	3,010,704	3,113,493
Government National Mortgage Association (CMO) 1.650%, 02/20/63	62,550	60,514
1.650%, 04/20/63	54,612	51,131
2.657%, 1M LIBOR + 0.300%, 08/20/60 (a)	436	431
2.657%, 1M LIBOR + 0.300%, 11/20/62 (a)	744	736
2.697%, 1M LIBOR + 0.340%, 12/20/62 (a)	941,446	931,217
2.757%, 1M LIBOR + 0.400%, 02/20/62 (a)	18,766	18,452
2.767%, 1M LIBOR + 0.410%, 03/20/63 (a)	263,308	260,887
2.777%, 1M LIBOR + 0.420%, 02/20/63 (a)	820,077	809,871
2.827%, 1M LIBOR + 0.470%, 03/20/63 (a)	1,031,797	1,023,689
2.827%, 1M LIBOR + 0.470%, 07/20/64 (a)	1,499,321	1,489,426
2.827%, 1M LIBOR + 0.470%, 09/20/64 (a)	965,884	956,135
2.837%, 1M LIBOR + 0.480%, 04/20/63 (a)	2,418,937	2,403,439
2.857%, 1M LIBOR + 0.500%, 01/20/63 (a)	10,552	10,394
2.857%, 1M LIBOR + 0.500%, 04/20/63 (a)	2,944,672	2,917,225
2.857%, 1M LIBOR + 0.500%, 06/20/64 (a)	2,937,776	2,906,366
2.857%, 1M LIBOR + 0.500%, 07/20/64 (a)	1,318,400	1,304,576
2.907%, 1M LIBOR + 0.550%, 04/20/62 (a)	1,376	1,358
2.957%, 1M LIBOR + 0.600%, 04/20/64 (a)	7,115,940	7,065,764
3.007%, 1M LIBOR + 0.650%, 07/20/63 (a)	1,062,155	1,058,876
3.007%, 1M LIBOR + 0.650%, 01/20/64 (a)	628,291	625,564
3.007%, 1M LIBOR + 0.650%, 02/20/64 (a)	2,202,522	2,192,989
3.007%, 1M LIBOR + 0.650%, 03/20/64 (a)	616,537	613,591
3.047%, 1M LIBOR + 0.690%, 02/20/64 (a)	1,207,555	1,200,608
3.057%, 1M LIBOR + 0.700%, 09/20/63 (a)	1,491,566	1,486,259
3.107%, 1M LIBOR + 0.750%, 09/20/63 (a)	1,218,197	1,215,212
3.357%, 1M LIBOR + 1.000%, 12/20/66 (a)	903,816	901,449
3.514%, 1M LIBOR + 0.500%, 09/20/37 (a)	100,517	100,371
4.462%, 04/20/43 (a)	1,041,678	1,008,818
4.500%, 01/16/25	435,548	435,481
4.877%, 11/20/42 (a)	3,492,748	3,482,161
5.000%, 12/20/33	496,627	500,057
5.000%, 06/16/39	88,318	86,234
5.000%, 07/20/39	940,472	949,489
5.000%, 10/20/39	951,225	948,719
5.124%, 06/20/40 (a)	1,418,866	1,428,156
5.500%, 07/16/33 (c)	420,479	50,100
Uniform Mortgage-Backed Securities 30 Yr. Pool 3.500%, TBA (d)	13,440,000	12,094,950

		358,864,706

BHFTI-170

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—0.3%
Tennessee Valley Authority 5.880%, 04/01/36	1,600,000	$1,785,640
Tennessee Valley Authority Generic Strip Zero Coupon, 03/15/32	1,000,000	670,660
Tennessee Valley Authority Principal Strip Zero Coupon, 11/01/25	1,000,000	868,100
Zero Coupon, 06/15/35	750,000	426,121

		3,750,521

U.S. Treasury—26.1%
U.S. Treasury Bonds 1.125%, 05/15/40	555,000	346,810
1.250%, 05/15/50	528,000	295,515
1.375%, 08/15/50	380,000	220,029
1.625%, 11/15/50 (e)	6,800,000	4,221,844
1.750%, 08/15/41	2,740,000	1,873,368
1.875%, 02/15/51 (e)	13,028,900	8,625,539
1.875%, 11/15/51	8,840,000	5,845,795
2.000%, 11/15/41	5,000	3,579
2.000%, 02/15/50	5,127,000	3,522,209
2.000%, 08/15/51	3,675,000	2,510,197
2.250%, 05/15/41	12,370,000	9,351,430
2.250%, 08/15/46	7,787,000	5,607,248
2.250%, 08/15/49	170,000	124,293
2.250%, 02/15/52	10,400,000	7,556,250
2.375%, 02/15/42	11,600,000	8,888,500
2.375%, 11/15/49 (e)	4,475,000	3,369,885
2.500%, 02/15/45	6,750,000	5,146,084
2.750%, 11/15/42 (e)	9,475,000	7,675,860
2.750%, 08/15/47 (e)	8,000,000	6,391,875
2.875%, 05/15/43	10,415,000	8,583,832
2.875%, 08/15/45 (e)	7,840,000	6,396,950
2.875%, 05/15/49	27,000	22,503
2.875%, 05/15/52	2,280,000	1,911,994
3.000%, 11/15/44 (e)	238,000	198,804
3.000%, 02/15/47	276,000	230,751
3.000%, 02/15/48	470,000	395,681
3.125%, 05/15/48	1,942,000	1,679,223
3.500%, 02/15/39	859,700	818,495
3.625%, 08/15/43	4,950,000	4,615,682
3.625%, 02/15/44	4,325,000	4,019,378
3.750%, 11/15/43	2,908,000	2,761,691
3.875%, 08/15/40	5,950,000	5,846,340
4.250%, 05/15/39	2,850,000	2,970,791
4.375%, 02/15/38	720,000	766,181
4.375%, 05/15/41	1,200,000	1,256,859
5.250%, 02/15/29	500,000	533,711
6.000%, 02/15/26	2,525,000	2,661,508
U.S. Treasury Coupon Strips Zero Coupon, 08/15/24	2,500,000	2,313,123
Zero Coupon, 11/15/24	1,500,000	1,374,127
Zero Coupon, 02/15/25	2,000,000	1,812,775
Zero Coupon, 05/15/25	5,500,000	4,931,507
Zero Coupon, 11/15/26	1,014,129	855,900
Zero Coupon, 08/15/27	400,000	328,046
Zero Coupon, 11/15/27	570,000	462,313

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips
Zero Coupon, 05/15/28	15,030,000	11,949,547
Zero Coupon, 08/15/28	250,000	197,170
Zero Coupon, 02/15/30	6,300,000	4,702,269
Zero Coupon, 05/15/30	700,000	517,676
Zero Coupon, 08/15/30	3,925,000	2,876,570
Zero Coupon, 11/15/30	5,425,000	3,937,968
Zero Coupon, 02/15/31	1,775,000	1,276,114
Zero Coupon, 11/15/31	3,000,000	2,093,176
Zero Coupon, 02/15/32	12,900,000	8,917,099
Zero Coupon, 05/15/32	800,000	547,242
Zero Coupon, 08/15/33	400,000	260,316
Zero Coupon, 11/15/33	1,000,000	644,423
Zero Coupon, 02/15/34 (e)	2,000,000	1,276,833
Zero Coupon, 08/15/34	2,600,000	1,620,602
Zero Coupon, 05/15/35 (e)	4,000,000	2,417,877
U.S. Treasury Inflation Indexed Bond 1.750%, 01/15/28 (f)	707,115	700,182
U.S. Treasury Notes 0.375%, 01/31/26	1,300,000	1,145,117
0.375%, 09/30/27	3,560,000	2,969,958
0.500%, 02/28/26	13,735,000	12,119,528
0.625%, 08/15/30	1,850,000	1,449,576
0.875%, 06/30/26	8,330,000	7,374,653
0.875%, 09/30/26	665,000	585,018
0.875%, 11/15/30	5,770,000	4,596,616
1.000%, 07/31/28	9,750,000	8,212,471
1.250%, 03/31/28	7,080,000	6,104,564
1.250%, 06/30/28	7,779,500	6,667,275
1.250%, 08/15/31	770,000	622,286
1.375%, 11/15/31 (e)	2,148,500	1,745,656
1.500%, 02/15/30 (e)	1,105,000	937,783
1.625%, 02/15/26	782,300	718,402
1.625%, 05/15/31	3,640,000	3,055,325
1.750%, 12/31/24	3,485,900	3,302,890
1.750%, 12/31/26 (e)	1,539,500	1,398,239
1.750%, 11/15/29	1,540,000	1,337,755
1.875%, 02/28/29 (e)	9,200,000	8,097,438
1.875%, 02/15/32	18,050,000	15,294,555
2.000%, 06/30/24	1,308,000	1,257,724
2.000%, 11/15/26	910,000	835,636
2.250%, 02/15/27	550,000	508,363
2.500%, 02/28/26	405,000	382,788
2.750%, 04/30/27 (e)	15,000,000	14,155,664
2.750%, 07/31/27	6,113,000	5,756,249
2.750%, 05/31/29	1,080,000	1,000,139
2.875%, 04/30/25	450,000	434,760
2.875%, 05/31/25	4,920,000	4,746,839
2.875%, 05/15/28	6,936,100	6,518,850
2.875%, 04/30/29	23,000,000	21,470,859
2.875%, 05/15/32	3,365,000	3,111,048
3.125%, 08/31/27 (e)	6,570,000	6,302,067
3.125%, 08/31/29	6,485,000	6,154,670

		343,630,300

Total U.S. Treasury & Government Agencies (Cost $795,448,659)		706,245,527

BHFTI-171

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—27.6%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.8%
BAE Systems plc 1.900%, 02/15/31 (144A)	720,000	$544,014
3.000%, 09/15/50 (144A)	332,000	211,646
Boeing Co. (The) 1.167%, 02/04/23 (e)	725,000	716,043
1.433%, 02/04/24	1,480,000	1,405,937
1.950%, 02/01/24	870,000	834,707
2.196%, 02/04/26	905,000	803,131
2.750%, 02/01/26	592,000	535,923
3.100%, 05/01/26	360,000	328,645
3.250%, 03/01/28	659,000	570,509
4.875%, 05/01/25	435,000	424,433
5.040%, 05/01/27	335,000	322,726
5.150%, 05/01/30	675,000	624,407
5.705%, 05/01/40	550,000	480,404
L3Harris Technologies, Inc. 1.800%, 01/15/31	640,000	478,760
Northrop Grumman Corp. 3.850%, 04/15/45	182,000	138,608
Raytheon Technologies Corp. 2.820%, 09/01/51	1,260,000	790,308
3.200%, 03/15/24	251,000	245,423
3.750%, 11/01/46	550,000	413,935
4.350%, 04/15/47	133,000	110,679
4.500%, 06/01/42	550,000	470,348

		10,450,586

Agriculture—0.3%
Altria Group, Inc. 2.450%, 02/04/32 (e)	1,250,000	882,146
BAT Capital Corp.
2.259%, 03/25/28	465,000	369,860
3.734%, 09/25/40	310,000	198,613
4.390%, 08/15/37	660,000	470,839
4.540%, 08/15/47	544,000	360,428
BAT International Finance plc 1.668%, 03/25/26 (e)	345,000	298,223
Bunge, Ltd. Finance Corp. 2.750%, 05/14/31	1,205,000	947,885
Reynolds American, Inc. 7.000%, 08/04/41	570,000	531,825

		4,059,819

Airlines—0.6%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	407,142	351,348
3.550%, 01/15/30 (144A)	577,315	453,445
4.125%, 05/15/25 (144A)	706,383	623,773
British Airways Pass-Through Trust 3.300%, 12/15/32 (144A)	510,481	432,633
3.800%, 09/20/31 (144A)	488,222	438,476
4.125%, 09/20/31 (144A)	654,857	541,779
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	115,831	109,394

Airlines—(Continued)
Spirit Airlines Pass-Through Trust 3.375%, 02/15/30	230,667	198,686
United Airlines Pass-Through Trust 3.100%, 10/07/28	735,447	567,307
3.500%, 03/01/30	1,050,229	921,125
3.700%, 03/01/30	991,164	777,695
4.000%, 04/11/26	368,709	337,069
4.150%, 08/25/31	1,082,490	972,675
4.300%, 08/15/25	502,992	471,037
4.600%, 03/01/26	531,522	484,255

		7,680,697

Auto Manufacturers—0.7%
General Motors Financial Co., Inc. 1.200%, 10/15/24	410,000	376,347
1.250%, 01/08/26	1,376,000	1,182,624
2.350%, 01/08/31	424,000	307,679
2.700%, 06/10/31 (e)	720,000	528,541
3.800%, 04/07/25	390,000	371,481
4.350%, 01/17/27	332,000	307,792
Hyundai Capital America 1.150%, 11/10/22 (144A)	1,183,000	1,178,694
1.300%, 01/08/26 (144A)	325,000	281,125
1.500%, 06/15/26 (144A)	645,000	547,762
1.800%, 10/15/25 (144A)	380,000	337,957
1.800%, 01/10/28 (144A)	635,000	505,810
2.375%, 10/15/27 (144A)	400,000	333,930
3.000%, 02/10/27 (144A)	240,000	213,128
Nissan Motor Co., Ltd. 4.345%, 09/17/27 (144A) (e)	1,519,000	1,309,357
4.810%, 09/17/30 (144A)	868,000	703,235
Stellantis Finance U.S., Inc. 2.691%, 09/15/31 (144A) (e)	606,000	432,355
Volkswagen Group of America Finance LLC 1.625%, 11/24/27 (144A)	300,000	243,864

		9,161,681

Auto Parts & Equipment—0.0%
Lear Corp. 2.600%, 01/15/32	355,000	262,591

Banks—6.4%
ABN AMRO Bank NV 2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (a)	200,000	158,534
AIB Group plc 4.263%, 3M LIBOR + 1.874%, 04/10/25 (144A) (a)	425,000	407,376
4.750%, 10/12/23 (144A)	1,340,000	1,321,974
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A) (e)	200,000	189,979
Banco Nacional de Panama 2.500%, 08/11/30 (144A)	950,000	697,114
Banco Santander S.A. 1.722%, 1Y H15 + 0.900%, 09/14/27 (a)	400,000	330,910
1.849%, 03/25/26	600,000	518,088
2.746%, 05/28/25	600,000	548,610

BHFTI-172

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Banco Santander S.A.
2.749%, 12/03/30	200,000	$141,417
5.147%, 08/18/25	600,000	582,171
Bank of America Corp. 1.658%, SOFR + 0.910%, 03/11/27 (a)	2,045,000	1,771,984
1.898%, SOFR + 1.530%, 07/23/31 (a)	445,000	331,351
2.087%, SOFR + 1.060%, 06/14/29 (a) (e)	1,018,000	827,262
2.572%, SOFR + 1.210%, 10/20/32 (a)	855,000	653,928
3.366%, 3M LIBOR + 0.810%, 01/23/26 (a)	600,000	568,494
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	2,500,000	2,274,846
3.970%, 3M LIBOR + 1.070%, 03/05/29 (a)	382,000	345,594
4.250%, 10/22/26	520,000	494,013
4.376%, SOFR + 1.580%, 04/27/28 (a)	1,100,000	1,030,739
Bank of Ireland Group plc 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (a)	655,000	541,349
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (a)	862,000	843,531
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (a)	433,000	375,466
Banque Federative du Credit Mutuel S.A. 1.604%, 10/04/26 (144A)	840,000	717,418
Barclays plc 1.007%, 1Y H15 + 0.800%, 12/10/24 (a)	1,102,000	1,037,264
2.894%, 1Y H15 + 1.300%, 11/24/32 (a)	460,000	332,562
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	500,000	494,261
5.304%, 1Y H15 + 2.300%, 08/09/26 (a)	755,000	725,344
BNP Paribas S.A. 1.323%, SOFR + 1.004%, 01/13/27 (144A) (a)	318,000	271,023
2.159%, SOFR + 1.218%, 09/15/29 (144A) (a)	1,346,000	1,052,953
2.219%, SOFR + 2.074%, 06/09/26 (144A) (a) (e)	402,000	361,456
3.052%, SOFR + 1.507%, 01/13/31 (144A) (a)	586,000	466,141
BPCE S.A. 1.000%, 01/20/26 (144A)	570,000	492,440
1.652%, SOFR + 1.520%, 10/06/26 (144A) (a)	534,000	463,762
2.277%, SOFR + 1.312%, 01/20/32 (144A) (a)	415,000	299,183
3.375%, 12/02/26	700,000	645,314
4.625%, 07/11/24 (144A)	400,000	387,303
Citigroup, Inc. 2.561%, SOFR + 1.167%, 05/01/32 (a)	915,000	702,412
3.057%, SOFR + 1.351%, 01/25/33 (a)	527,000	415,032
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	1,952,000	1,757,340
3.878%, 3M LIBOR + 1.168%, 01/24/39 (a)	150,000	117,616
4.075%, 3M LIBOR + 1.192%, 04/23/29 (a)	667,000	603,721
4.300%, 11/20/26	750,000	709,641
4.400%, 06/10/25	566,000	550,111
4.450%, 09/29/27	1,294,000	1,197,822
Citizens Financial Group, Inc. 2.638%, 09/30/32	193,000	140,711
Commonwealth Bank of Australia 3.305%, 03/11/41 (144A) † (e)	355,000	236,992
Cooperative Rabobank UA 3.750%, 07/21/26	513,000	472,578
4.375%, 08/04/25	424,000	405,148
Credit Agricole S.A. 1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	2,283,000	1,943,628
1.907%, SOFR + 1.676%, 06/16/26 (144A) (a)	750,000	670,549
2.811%, 01/11/41 (144A) † (e)	410,000	243,088
4.375%, 03/17/25 (144A)	295,000	283,104

Banks—(Continued)
Credit Suisse Group AG 2.193%, SOFR + 2.044%, 06/05/26 (144A) (a)	360,000	313,016
4.282%, 01/09/28 (144A)	783,000	664,679
6.373%, SOFR + 3.340%, 07/15/26 (144A) (a)	314,000	303,398
Danske Bank A/S 1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (a)	1,432,000	1,418,748
Deutsche Bank AG 2.129%, SOFR + 1.870%, 11/24/26 (a)	615,000	522,185
2.222%, SOFR + 2.159%, 09/18/24 (a)	1,145,000	1,090,530
3.035%, SOFR + 1.718%, 05/28/32 (a) (e)	1,351,000	968,203
Discover Bank 4.250%, 03/13/26	1,229,000	1,162,808
DNB Bank ASA 1.605%, 1Y H15 + 0.680%, 03/30/28 (144A) (a)	1,030,000	857,549
Fifth Third Bancorp 8.250%, 03/01/38	200,000	236,814
Goldman Sachs Group, Inc. (The) 1.431%, SOFR + 0.798%, 03/09/27 (a)	2,000,000	1,719,420
1.948%, SOFR + 0.913%, 10/21/27 (a)	781,000	667,882
1.992%, SOFR + 1.090%, 01/27/32 (a)	950,000	702,346
2.640%, SOFR + 1.114%, 02/24/28 (a)	920,000	798,228
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	2,614,000	2,363,643
4.411%, 3M LIBOR + 1.430%, 04/23/39 (a)	445,000	368,712
HSBC Holdings plc 2.206%, SOFR + 1.285%, 08/17/29 (a)	630,000	487,472
2.357%, SOFR + 1.947%, 08/18/31 (a)	890,000	654,115
3.900%, 05/25/26	200,000	187,444
4.041%, 3M LIBOR + 1.546%, 03/13/28 (a) (e)	432,000	389,781
4.292%, 3M LIBOR + 1.348%, 09/12/26 (a)	300,000	282,939
6.100%, 01/14/42	370,000	355,639
6.500%, 09/15/37	930,000	874,999
ING Groep NV 1.726%, SOFR + 1.005%, 04/01/27 (a)	285,000	244,331
KeyCorp 4.789%, SOFR + 2.060%, 06/01/33 (a)	170,000	155,833
Lloyds Banking Group plc 1.627%, 1Y H15 + 0.850%, 05/11/27 (a)	720,000	611,603
4.375%, 03/22/28	633,000	575,440
4.500%, 11/04/24	685,000	666,432
4.582%, 12/10/25	400,000	377,355
Macquarie Bank, Ltd. 3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (a)	825,000	604,069
Macquarie Group, Ltd. 5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (a)	1,820,000	1,711,798
Mitsubishi UFJ Financial Group, Inc. 2.048%, 07/17/30	1,020,000	777,427
3.751%, 07/18/39 (e)	615,000	481,633
5.063%, 1Y H15 + 1.550%, 09/12/25 (a)	656,000	649,103
Mizuho Financial Group, Inc. 1.234%, 1Y H15 + 0.670%, 05/22/27 (a)	772,000	652,386
2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	795,000	721,118
2.869%, SOFR + 1.572%, 09/13/30 (a)	539,000	438,737
5.414%, 1Y H15 + 2.050%, 09/13/28 (a) (e)	790,000	772,220
Morgan Stanley 2.720%, SOFR + 1.152%, 07/22/25 (a)	251,000	238,100
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	1,067,000	959,863

BHFTI-173

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Morgan Stanley
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a)	278,000	$250,017
3.875%, 04/29/24	700,000	687,198
4.300%, 01/27/45	400,000	316,616
4.431%, 3M LIBOR + 1.628%, 01/23/30 (a)	1,157,000	1,063,585
4.457%, 3M LIBOR + 1.431%, 04/22/39 (a)	850,000	718,954
National Australia Bank, Ltd. 2.332%, 08/21/30 (144A)	470,000	349,956
3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (a)	800,000	675,298
NatWest Group plc 3.073%, 1Y H15 + 2.550%, 05/22/28 (a)	570,000	489,825
3.754%, 5Y H15 + 2.100%, 11/01/29 (a)	700,000	646,329
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a)	480,000	466,681
4.800%, 04/05/26	1,037,000	994,380
4.892%, 3M LIBOR + 1.754%, 05/18/29 (a)	290,000	263,988
Nordea Bank Abp 5.375%, 09/22/27 (144A)	555,000	540,921
PNC Bank N.A. 2.500%, 08/27/24	580,000	556,082
Santander UK Group Holdings plc 1.673%, SOFR + 0.989%, 06/14/27 (a)	680,000	565,330
Societe Generale S.A. 1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (a)	1,552,000	1,313,496
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a)	720,000	599,417
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (a)	1,670,000	1,219,933
4.250%, 04/14/25 (144A)	785,000	746,216
Standard Chartered plc 1.456%, 1Y H15 + 1.000%, 01/14/27 (144A) (a)	1,073,000	908,174
2.819%, 3M LIBOR + 1.209%, 01/30/26 (144A) (a)	740,000	680,328
4.866%, 5Y USD ICE Swap + 1.970%, 03/15/33 (144A) (a) (e)	300,000	262,708
Sumitomo Mitsui Financial Group, Inc. 3.010%, 10/19/26	212,000	192,871
3.040%, 07/16/29	1,020,000	856,383
UBS Group AG 1.494%, 1Y H15 + 0.850%, 08/10/27 (144A) (a)	415,000	348,633
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (a)	1,070,000	777,641
4.488%, 1Y H15 + 1.550%, 05/12/26 (144A) (a)	1,335,000	1,286,664
4.125%, 09/24/25 (144A)	850,000	811,644
4.703%, 1Y H15 + 2.050%, 08/05/27 (144A) (a)	720,000	682,561
UniCredit S.p.A. 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (a)	345,000	281,562
2.569%, 1Y H15 + 2.300%, 09/22/26 (144A) (a)	710,000	608,346
5.861%, 5Y USD ICE Swap + 3.703%, 06/19/32 (144A) (a)	455,000	374,718
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (a)	230,000	195,198
Wells Fargo & Co. 4.650%, 11/04/44	595,000	472,765
5.375%, 11/02/43	1,005,000	870,146
Westpac Banking Corp. 3.133%, 11/18/41	693,000	443,231
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (a)	1,050,000	957,483

		84,653,923

Beverages—0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	1,103,000	994,070
4.900%, 02/01/46	315,000	273,760
Anheuser-Busch InBev Finance, Inc. 4.625%, 02/01/44	185,000	153,425
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	1,300,000	1,110,006
4.439%, 10/06/48	950,000	770,663
4.750%, 04/15/58	775,000	636,025
Coca-Cola Femsa S.A.B. de C.V. 1.850%, 09/01/32	515,000	379,133
2.750%, 01/22/30	276,000	237,989
Constellation Brands, Inc. 4.400%, 11/15/25	300,000	293,713
5.250%, 11/15/48	180,000	161,290
Fomento Economico Mexicano S.A.B. de C.V. 3.500%, 01/16/50	790,000	542,028
Keurig Dr Pepper, Inc. 4.417%, 05/25/25	64,000	62,945

		5,615,047

Biotechnology—0.2%
Amgen, Inc. 1.650%, 08/15/28 (e)	430,000	354,584
3.000%, 01/15/52	595,000	371,944
Baxalta, Inc. 5.250%, 06/23/45	27,000	24,810
Biogen, Inc. 2.250%, 05/01/30	450,000	354,362
Gilead Sciences, Inc. 2.600%, 10/01/40	945,000	624,034
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/30	1,000,000	756,858
Royalty Pharma plc 1.200%, 09/02/25	303,000	267,850
2.150%, 09/02/31	447,000	329,257

		3,083,699

Building Materials—0.2%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	214,000	196,572
Lennox International, Inc. 1.350%, 08/01/25	1,630,000	1,454,375
Martin Marietta Materials, Inc. 3.450%, 06/01/27	499,000	460,973
Masco Corp. 2.000%, 10/01/30	260,000	195,779
6.500%, 08/15/32	720,000	722,472

		3,030,171

Chemicals—0.2%
Albemarle Corp. 5.450%, 12/01/44	350,000	303,932

BHFTI-174

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., L.P. 5.125%, 04/01/25 (144A)	630,000	$631,645
DuPont de Nemours, Inc. 5.319%, 11/15/38	945,000	856,788
International Flavors & Fragrances, Inc. 1.832%, 10/15/27 (144A)	330,000	270,310
5.000%, 09/26/48	404,000	336,912
Nutrien, Ltd. 3.000%, 04/01/25	200,000	190,593
4.125%, 03/15/35	620,000	526,094

		3,116,274

Commercial Services—0.6%
ERAC USA Finance LLC 3.850%, 11/15/24 (144A)	925,000	893,657
7.000%, 10/15/37 (144A)	500,000	521,970
Ford Foundation (The) 2.815%, 06/01/70	275,000	163,475
Global Payments, Inc. 2.900%, 05/15/30	211,000	168,193
2.900%, 11/15/31	404,000	308,886
3.200%, 08/15/29	1,437,000	1,197,341
5.300%, 08/15/29	272,000	255,801
Pepperdine University 3.301%, 12/01/59	450,000	289,719
Quanta Services, Inc. 2.350%, 01/15/32	855,000	629,031
2.900%, 10/01/30	1,110,000	887,151
S&P Global, Inc. 2.900%, 03/01/32 (144A)	581,000	484,723
4.250%, 05/01/29 (144A)	1,056,000	991,884
Triton Container International, Ltd. 1.150%, 06/07/24 (144A)	850,000	774,155
University of Southern California 3.226%, 10/01/2120	440,000	250,520

		7,816,506

Computers—0.5%
Apple, Inc. 2.700%, 08/05/51 (e)	965,000	636,945
3.750%, 09/12/47	1,200,000	970,056
3.750%, 11/13/47	200,000	163,034
3.850%, 08/04/46	362,000	299,413
CGI, Inc. 1.450%, 09/14/26	659,000	569,753
2.300%, 09/14/31	1,184,000	873,822
Dell International LLC / EMC Corp. 5.450%, 06/15/23	99,000	99,255
6.020%, 06/15/26	1,786,000	1,793,194
HP, Inc. 3.000%, 06/17/27 (e)	490,000	434,301
Leidos, Inc. 2.300%, 02/15/31	365,000	270,436

		6,110,209

Cosmetics/Personal Care—0.1%
Estee Lauder Cos., Inc. (The) 2.600%, 04/15/30	1,470,000	1,245,950
GSK Consumer Healthcare Capital U.S. LLC 3.375%, 03/24/29 (144A) (e)	780,000	679,807

		1,925,757

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	171,323

Diversified Financial Services—2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750%, 01/30/26	393,000	336,091
2.450%, 10/29/26	390,000	329,007
2.875%, 08/14/24	770,000	724,120
3.000%, 10/29/28	485,000	388,953
3.300%, 01/30/32	460,000	345,951
4.450%, 04/03/26	478,000	445,926
4.500%, 09/15/23	1,830,000	1,803,648
6.500%, 07/15/25	208,000	207,625
Air Lease Corp. 2.875%, 01/15/26 (e)	600,000	537,100
3.250%, 03/01/25	484,000	453,337
3.250%, 10/01/29	1,065,000	866,832
3.375%, 07/01/25	1,266,000	1,179,577
Aviation Capital Group LLC 5.500%, 12/15/24 (144A)	698,000	675,703
Avolon Holdings Funding, Ltd. 2.125%, 02/21/26 (144A)	445,000	374,012
2.528%, 11/18/27 (144A)	5,211,000	4,076,410
2.875%, 02/15/25 (144A)	1,839,000	1,663,561
4.250%, 04/15/26 (144A)	885,000	793,552
4.375%, 05/01/26 (144A)	540,000	483,054
5.250%, 05/15/24 (144A)	805,000	781,051
5.500%, 01/15/26 (144A)	1,140,000	1,072,164
Blackstone Secured Lending Fund 3.650%, 07/14/23	610,000	603,147
BOC Aviation, Ltd. 3.500%, 10/10/24 (144A)	385,000	370,912
Brookfield Finance, Inc. 3.900%, 01/25/28	358,000	322,338
4.700%, 09/20/47	84,000	66,765
4.850%, 03/29/29	485,000	453,446
Capital One Financial Corp. 1.878%, SOFR + 0.855%, 11/02/27 (a)	324,000	275,120
2.618%, SOFR + 1.265%, 11/02/32 (a)	735,000	550,043
4.200%, 10/29/25	200,000	192,304
4.927%, SOFR + 2.057%, 05/10/28 (a)	570,000	543,060
4.985%, SOFR + 2.160%, 07/24/26 (a)	540,000	527,931
LSEGA Financing plc 2.000%, 04/06/28 (144A) (e)	1,445,000	1,214,104
Nomura Holdings, Inc. 2.648%, 01/16/25	845,000	791,339
2.679%, 07/16/30	540,000	413,050

BHFTI-175

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Park Aerospace Holdings, Ltd. 4.500%, 03/15/23 (144A)	320,000	$318,109
5.500%, 02/15/24 (144A)	96,000	93,974
Private Export Funding Corp. 3.550%, 01/15/24	7,383,000	7,313,963

		31,587,279

Electric—2.6%
AEP Transmission Co. LLC 3.150%, 09/15/49	225,000	152,572
Alabama Power Co. 3.550%, 12/01/23	461,000	454,281
Alexander Funding Trust 1.841%, 11/15/23 (144A)	800,000	748,582
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,444,381
Berkshire Hathaway Energy Co. 6.125%, 04/01/36	325,000	332,243
CenterPoint Energy, Inc. 1.450%, 06/01/26	699,000	611,806
China Southern Power Grid International Finance BVI Co., Ltd. 3.500%, 05/08/27 (144A)	960,000	908,957
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	250,000	232,759
Constellation Energy Generation LLC 5.750%, 10/01/41	260,000	239,341
6.250%, 10/01/39	160,000	156,352
Consumers Energy Co. 4.350%, 08/31/64	191,000	148,645
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	399,941
Dominion Energy, Inc. 2.850%, 08/15/26	183,000	167,110
DTE Electric Co. 5.700%, 10/01/37	300,000	296,744
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	262,242
Duke Energy Progress LLC 2.900%, 08/15/51	470,000	305,092
4.100%, 03/15/43	200,000	164,048
4.375%, 03/30/44	247,000	206,267
5.700%, 04/01/35	360,000	355,310
Duquesne Light Holdings, Inc. 2.532%, 10/01/30 (144A)	450,000	344,978
2.775%, 01/07/32 (144A)	280,000	214,224
3.616%, 08/01/27 (144A)	1,050,000	933,149
Edison International 3.550%, 11/15/24	1,180,000	1,132,876
Emera U.S. Finance L.P. 4.750%, 06/15/46	500,000	392,682
Enel Finance International NV 3.500%, 04/06/28 (144A)	465,000	400,823
Entergy Arkansas LLC 2.650%, 06/15/51	285,000	172,055
3.050%, 06/01/23	765,000	757,976

Electric—(Continued)
Entergy Corp. 2.950%, 09/01/26	194,000	177,282
Entergy Louisiana LLC 2.400%, 10/01/26	414,000	371,342
2.900%, 03/15/51	390,000	246,729
3.050%, 06/01/31	195,000	163,450
Evergy Metro, Inc. 5.300%, 10/01/41	315,000	295,439
Fells Point Funding Trust 3.046%, 01/31/27 (144A)	1,895,000	1,688,174
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,275,858
Fortis, Inc. 3.055%, 10/04/26	929,000	844,900
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	330,000	270,940
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	194,395
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	298,748
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	340,000	314,897
Nevada Power Co. 5.375%, 09/15/40	223,000	205,090
6.650%, 04/01/36	360,000	380,945
New England Power Co. 3.800%, 12/05/47 (144A)	280,000	206,582
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	405,037
Niagara Mohawk Power Corp. 1.960%, 06/27/30 (144A)	700,000	540,248
3.508%, 10/01/24 (144A)	305,000	292,651
Northern States Power Co. 6.500%, 03/01/28	628,000	659,030
NRG Energy, Inc. 2.000%, 12/02/25 (144A) (e)	560,000	494,591
2.450%, 12/02/27 (144A)	625,000	511,655
OGE Energy Corp. 0.703%, 05/26/23	435,000	423,477
Ohio Power Co. 2.900%, 10/01/51	635,000	396,868
Oklahoma Gas and Electric Co. 0.553%, 05/26/23	525,000	510,300
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	670,000	463,327
Pacific Gas and Electric Co. 1.700%, 11/15/23	540,000	517,801
2.950%, 03/01/26	380,000	335,238
3.250%, 02/16/24	1,525,000	1,471,752
3.450%, 07/01/25	600,000	558,080
3.750%, 08/15/42	245,000	155,147
4.300%, 03/15/45	420,000	278,736
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	100,600
PG&E Wildfire Recovery Funding LLC 4.263%, 06/01/36	465,000	421,035

BHFTI-176

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
PG&E Wildfire Recovery Funding LLC
5.099%, 06/01/52	675,000	$642,268
5.212%, 12/01/47	360,000	340,714
Progress Energy, Inc. 7.000%, 10/30/31	200,000	211,959
Public Service Co. of Colorado 2.500%, 03/15/23	400,000	397,588
Public Service Co. of Oklahoma 6.625%, 11/15/37	600,000	619,266
Puget Energy, Inc. 2.379%, 06/15/28	853,000	709,719
San Diego Gas & Electric Co. 2.950%, 08/15/51	635,000	412,499
Sierra Pacific Power Co. 3.375%, 08/15/23	556,000	551,918
Southern California Edison Co. 3.650%, 03/01/28	500,000	455,789
5.550%, 01/15/36	500,000	463,727
Southern Power Co. 5.150%, 09/15/41	400,000	350,064
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	215,041
Tampa Electric Co. 4.450%, 06/15/49	500,000	421,303
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	411,464
Tri-State Generation & Transmission Association, Inc. 4.250%, 06/01/46	206,000	151,150
Virginia Electric & Power Co. 4.450%, 02/15/44	126,000	106,071
6.000%, 05/15/37	685,000	690,864

		34,557,184

Electronics—0.1%
Arrow Electronics, Inc. 3.250%, 09/08/24	439,000	422,471
3.875%, 01/12/28	376,000	339,743

		762,214

Engineering & Construction—0.0%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	200,000	124,940

Food—0.4%
Bimbo Bakeries USA, Inc. 4.000%, 05/17/51 (144A)	695,000	508,566
Campbell Soup Co. 3.125%, 04/24/50	287,000	183,100
Conagra Brands, Inc. 5.300%, 11/01/38	205,000	179,975
Kraft Heinz Foods Co. 4.375%, 06/01/46	460,000	357,603
4.625%, 10/01/39	600,000	496,635
Kroger Co. (The) 8.000%, 09/15/29	610,000	688,904

Food—(Continued)
McCormick and Co., Inc. 2.500%, 04/15/30	1,239,000	1,007,125
Smithfield Foods, Inc. 3.000%, 10/15/30 (144A)	1,160,000	895,683
5.200%, 04/01/29 (144A)	1,100,000	1,026,907
Tyson Foods, Inc. 5.150%, 08/15/44	100,000	89,145

		5,433,643

Gas—0.4%
APT Pipelines, Ltd. 4.200%, 03/23/25 (144A)	700,000	670,295
4.250%, 07/15/27 (144A)	687,000	636,251
Atmos Energy Corp. 0.625%, 03/09/23	310,000	305,050
4.150%, 01/15/43	460,000	380,190
Brooklyn Union Gas Co. (The) 4.273%, 03/15/48 (144A)	500,000	364,964
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	308,537
NiSource, Inc. 1.700%, 02/15/31 (e)	570,000	421,787
2.950%, 09/01/29	465,000	392,476
Southern California Gas Co. 2.550%, 02/01/30	829,000	697,118
Southern Co. Gas Capital Corp. 3.950%, 10/01/46	212,000	155,521
4.400%, 06/01/43	375,000	299,099
6.000%, 10/01/34	1,000,000	978,320
Southwest Gas Corp. 3.800%, 09/29/46	332,000	223,217

		5,832,825

Healthcare-Products—0.1%
Thermo Fisher Scientific, Inc. 2.000%, 10/15/31	1,065,000	839,514

Healthcare-Services—1.0%
Aetna, Inc. 6.625%, 06/15/36 (e)	297,000	302,839
Anthem, Inc. 4.101%, 03/01/28	460,000	435,068
4.650%, 08/15/44	324,000	278,499
Bon Secours Mercy Health, Inc. 3.205%, 06/01/50 (e)	625,000	430,080
Children’s Hospital Corp. (The) 2.585%, 02/01/50	430,000	262,590
2.928%, 07/15/50	540,000	349,876
CommonSpirit Health 1.547%, 10/01/25	435,000	385,670
2.782%, 10/01/30	430,000	343,178
3.910%, 10/01/50	425,000	302,277
Cottage Health Obligated Group 3.304%, 11/01/49	500,000	349,648

BHFTI-177

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Hackensack Meridian Health, Inc. 2.675%, 09/01/41	1,180,000	$796,993
2.875%, 09/01/50	700,000	456,627
Hartford HealthCare Corp. 3.447%, 07/01/54 (e)	1,100,000	802,069
HCA, Inc. 3.500%, 07/15/51	397,000	245,810
5.125%, 06/15/39	565,000	474,133
5.250%, 06/15/26	1,540,000	1,488,158
5.500%, 06/15/47	445,000	375,934
Memorial Health Services 3.447%, 11/01/49	995,000	725,519
MidMichigan Health 3.409%, 06/01/50	245,000	170,415
MultiCare Health System 2.803%, 08/15/50	365,000	227,625
Nationwide Children’s Hospital, Inc. 4.556%, 11/01/52	181,000	159,251
NYU Langone Hospitals 3.380%, 07/01/55	410,000	283,592
Piedmont Healthcare, Inc. 2.864%, 01/01/52	620,000	393,640
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	195,514
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	131,767
Texas Health Resources 2.328%, 11/15/50	340,000	194,329
4.330%, 11/15/55	250,000	213,383
UnitedHealth Group, Inc. 3.250%, 05/15/51	900,000	624,516
4.625%, 07/15/35	320,000	294,411
Universal Health Services, Inc. 2.650%, 10/15/30 (144A)	1,019,000	753,893
Yale-New Haven Health Services Corp. 2.496%, 07/01/50	580,000	342,902

		12,790,206

Home Builders—0.0%
Lennar Corp. 4.500%, 04/30/24	280,000	274,796

Insurance—0.9%
AIA Group, Ltd. 3.600%, 04/09/29 (144A)	495,000	452,208
3.900%, 04/06/28 (144A)	415,000	388,847
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	500,000	534,895
Aon plc 3.500%, 06/14/24	485,000	473,110
Assurant, Inc. 4.200%, 09/27/23	454,000	451,477
Athene Global Funding 1.450%, 01/08/26 (144A)	420,000	365,172
2.500%, 01/14/25 (144A)	115,000	107,256

Insurance—(Continued)
Athene Global Funding
2.750%, 06/25/24 (144A)	890,000	843,074
2.950%, 11/12/26 (144A)	2,125,000	1,874,103
Berkshire Hathaway Finance Corp. 3.850%, 03/15/52	620,000	473,694
4.300%, 05/15/43	831,000	708,399
Corebridge Financial, Inc. 3.850%, 04/05/29 (144A)	390,000	343,722
F&G Global Funding 1.750%, 06/30/26 (144A)	585,000	509,195
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A) †	156,000	126,766
Hanover Insurance Group, Inc. (The) 2.500%, 09/01/30	380,000	290,897
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	400,000	318,242
Intact U.S. Holdings, Inc. 4.600%, 11/09/22	750,000	750,077
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	835,579
Massachusetts Mutual Life Insurance Co. 7.625%, 11/15/23 (144A)	394,000	399,733
New York Life Global Funding 3.000%, 01/10/28 (144A)	485,000	443,225
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	625,000	489,551
Northwestern Mutual Global Funding 1.700%, 06/01/28 (144A)	620,000	515,842
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (a) (e)	200,000	155,296

		11,850,360

Internet—0.2%
Amazon.com, Inc. 3.950%, 04/13/52	1,270,000	1,041,675
eBay, Inc. 2.600%, 05/10/31 (e)	2,500,000	1,949,011

		2,990,686

Iron/Steel—0.2%
Nucor Corp. 2.979%, 12/15/55	250,000	147,777
Reliance Steel & Aluminum Co. 1.300%, 08/15/25	1,810,000	1,614,838
Steel Dynamics, Inc. 1.650%, 10/15/27	630,000	515,178

		2,277,793

Machinery-Diversified—0.1%
Deere & Co. 8.100%, 05/15/30	400,000	469,685
Nvent Finance Sarl 4.550%, 04/15/28	562,000	504,632
Otis Worldwide Corp. 2.565%, 02/15/30 (e)	1,110,000	907,897

		1,882,214

BHFTI-178

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.500%, 03/01/42	775,000	$491,746
3.700%, 04/01/51	840,000	509,082
4.800%, 03/01/50	935,000	674,500
6.834%, 10/23/55	400,000	364,194
Comcast Corp. 2.887%, 11/01/51 (e)	1,131,000	708,267
2.937%, 11/01/56	663,000	395,728
2.987%, 11/01/63	42,000	24,326
3.900%, 03/01/38	591,000	481,781
4.200%, 08/15/34	556,000	487,024
4.250%, 01/15/33	1,880,000	1,702,708
COX Communications, Inc. 2.950%, 10/01/50 (144A)	630,000	374,661
Discovery Communications LLC 5.200%, 09/20/47	485,000	357,950
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	197,065
Paramount Global 4.850%, 07/01/42	255,000	186,367
5.900%, 10/15/40	125,000	105,045
TCI Communications, Inc. 7.125%, 02/15/28	801,000	868,695
Time Warner Cable LLC 5.500%, 09/01/41	1,000,000	784,915

		8,714,054

Mining—0.2%
Barrick Gold Corp. 6.450%, 10/15/35	300,000	307,616
Glencore Funding LLC 2.500%, 09/01/30 (144A)	2,270,000	1,735,931
4.125%, 05/30/23 (144A)	346,000	343,806

		2,387,353

Miscellaneous Manufacturing—0.2%
GE Capital International Funding Co., 4.418%, 11/15/35	1,473,000	1,319,692
Parker-Hannifin Corp. 4.450%, 11/21/44	333,000	272,198
Siemens Financieringsmaatschappij NV 3.125%, 03/16/24 (144A)	500,000	488,534

		2,080,424

Oil & Gas—0.9%
Aker BP ASA 2.000%, 07/15/26 (144A)	389,000	335,535
BP Capital Markets America, Inc. 2.939%, 06/04/51 (e)	1,260,000	800,211
3.017%, 01/16/27	655,000	598,215
BP Capital Markets plc 3.279%, 09/19/27	288,000	263,925
Coterra Energy, Inc. 3.900%, 05/15/27 (144A)	710,000	657,908

Oil & Gas—(Continued)
Ecopetrol S.A. 4.125%, 01/16/25	433,000	397,278
Eni S.p.A. 4.000%, 09/12/23 (144A)	385,000	380,176
EQT Corp. 3.900%, 10/01/27	200,000	182,000
Exxon Mobil Corp. 2.995%, 08/16/39	690,000	512,126
3.095%, 08/16/49	860,000	597,630
HF Sinclair Corp. 2.625%, 10/01/23 (144A)	775,000	750,065
5.875%, 04/01/26 (144A)	409,000	400,906
Marathon Petroleum Corp. 4.700%, 05/01/25	509,000	499,744
Phillips 66 Co. 3.150%, 12/15/29 (144A)	330,000	278,746
3.550%, 10/01/26 (144A)	100,000	93,226
4.900%, 10/01/46 (144A)	200,000	171,326
Pioneer Natural Resources Co. 1.900%, 08/15/30	800,000	611,637
Saudi Arabian Oil Co. 1.250%, 11/24/23 (144A)	200,000	192,118
1.625%, 11/24/25 (144A)	220,000	197,926
Suncor Energy, Inc. 5.950%, 12/01/34	668,000	644,237
5.950%, 05/15/35	210,000	200,824
7.875%, 06/15/26	544,000	585,003
TotalEnergies Capital International S.A. 2.986%, 06/29/41	900,000	641,540
3.127%, 05/29/50	870,000	600,770
3.461%, 07/12/49	660,000	481,545
Valero Energy Corp. 2.150%, 09/15/27	640,000	553,282
7.500%, 04/15/32	126,000	136,671

		11,764,570

Oil & Gas Services—0.1%
Baker Hughes Holdings LLC 5.125%, 09/15/40	360,000	315,977
Halliburton Co. 4.750%, 08/01/43	215,000	173,009
4.850%, 11/15/35	270,000	235,549
6.750%, 02/01/27	200,000	206,676

		931,211

Packaging & Containers—0.1%
Graphic Packaging International LLC 1.512%, 04/15/26 (144A)	894,000	782,000
WRKCo, Inc. 3.750%, 03/15/25	300,000	289,038

		1,071,038

Pharmaceuticals—0.9%
AbbVie, Inc. 3.200%, 11/21/29	1,583,000	1,385,874

BHFTI-179

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
AbbVie, Inc.
4.050%, 11/21/39	982,000	$789,936
4.400%, 11/06/42	600,000	498,272
4.450%, 05/14/46	220,000	178,793
AstraZeneca plc 2.125%, 08/06/50	390,000	224,529
6.450%, 09/15/37	350,000	377,736
Becton Dickinson & Co. 3.794%, 05/20/50	103,000	77,038
Bristol-Myers Squibb Co. 4.125%, 06/15/39	527,000	460,592
4.550%, 02/20/48	427,000	375,726
Cigna Corp. 4.800%, 07/15/46	156,000	133,522
CVS Health Corp. 4.300%, 03/25/28	179,000	168,825
5.050%, 03/25/48	2,065,000	1,818,568
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	650,196	592,164
5.773%, 01/10/33 (144A)	614,047	594,538
8.353%, 07/10/31 (144A)	122,240	132,138
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	87,035
Mylan, Inc. 4.550%, 04/15/28	350,000	309,151
5.400%, 11/29/43	400,000	290,855
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26	2,100,000	1,936,916
Takeda Pharmaceutical Co., Ltd. 3.025%, 07/09/40	945,000	668,711
3.175%, 07/09/50	440,000	291,896
Viatris, Inc. 3.850%, 06/22/40	412,000	256,864
Zoetis, Inc. 2.000%, 05/15/30	590,000	468,586

		12,118,265

Pipelines—0.9%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	231,442
Boardwalk Pipelines L.P. 3.400%, 02/15/31	630,000	506,756
Buckeye Partners L.P. 5.850%, 11/15/43	575,000	425,931
Cameron LNG LLC 3.701%, 01/15/39 (144A)	769,000	590,820
Energy Transfer L.P. 3.900%, 05/15/24	350,000	341,234
3.900%, 07/15/26	117,000	109,040
4.150%, 09/15/29	443,000	386,269
4.950%, 05/15/28	290,000	270,570
4.950%, 01/15/43	394,000	303,166
5.300%, 04/01/44	200,000	160,200
5.500%, 06/01/27 (e)	167,000	162,674
6.050%, 06/01/41	270,000	240,995
6.100%, 02/15/42	500,000	436,896

Pipelines—(Continued)
Enterprise Products Operating LLC 3.900%, 02/15/24	470,000	461,544
4.950%, 10/15/54	179,000	145,961
5.100%, 02/15/45	200,000	170,321
Flex Intermediate Holdco LLC 3.363%, 06/30/31 (144A)	1,100,000	855,872
4.317%, 12/30/39 (144A)	425,000	301,337
Galaxy Pipeline Assets Bidco, Ltd. 2.940%, 09/30/40 (144A)	773,224	586,832
Gray Oak Pipeline LLC 2.000%, 09/15/23 (144A)	415,000	401,102
2.600%, 10/15/25 (144A)	1,300,000	1,165,362
Kinder Morgan, Inc. 5.050%, 02/15/46 (e)	250,000	204,206
ONEOK Partners L.P. 6.650%, 10/01/36	950,000	895,228
Plains All American Pipeline L.P. / PAA Finance Corp. 4.700%, 06/15/44	560,000	401,230
Sabine Pass Liquefaction LLC 4.500%, 05/15/30 (e)	400,000	364,388
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	199,273
Targa Resources Corp. 4.200%, 02/01/33	290,000	241,512
TransCanada PipeLines, Ltd. 3.750%, 10/16/23	400,000	395,269
4.750%, 05/15/38	300,000	260,953

		11,216,383

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	586,392
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	603,000	563,128

		1,149,520

Real Estate Investment Trusts—1.7%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/33	410,000	288,161
2.000%, 05/18/32	710,000	521,750
3.800%, 04/15/26	175,000	166,371
4.000%, 02/01/50	566,000	421,940
American Tower Corp. 1.500%, 01/31/28	965,000	771,551
1.875%, 10/15/30	845,000	625,323
2.100%, 06/15/30	470,000	360,013
2.950%, 01/15/51 (e)	255,000	153,084
3.100%, 06/15/50	390,000	242,844
3.375%, 10/15/26	287,000	262,243
3.700%, 10/15/49	665,000	454,512
Boston Properties L.P. 3.200%, 01/15/25	380,000	362,992
Brixmor Operating Partnership L.P. 2.250%, 04/01/28	600,000	484,320
2.500%, 08/16/31	325,000	236,870
3.850%, 02/01/25	500,000	480,465

BHFTI-180

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Corporate Office Properties L.P. 2.750%, 04/15/31	1,153,000	$847,663
Digital Realty Trust L.P. 3.700%, 08/15/27	270,000	250,144
Equinix, Inc. 2.000%, 05/15/28	1,388,000	1,135,632
2.900%, 11/18/26	875,000	784,950
Essex Portfolio L.P. 2.650%, 03/15/32	565,000	438,165
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	350,366
Healthcare Trust of America Holdings L.P. 2.000%, 03/15/31	470,000	345,230
Healthpeak Properties, Inc. 3.500%, 07/15/29	600,000	527,139
Life Storage L.P. 2.400%, 10/15/31	390,000	292,735
3.500%, 07/01/26	1,000,000	941,546
Mid-America Apartments L.P. 1.700%, 02/15/31	470,000	354,998
National Retail Properties, Inc. 3.600%, 12/15/26	453,000	418,717
Office Properties Income Trust 2.650%, 06/15/26	925,000	693,665
3.450%, 10/15/31	365,000	220,532
Physicians Realty L.P. 2.625%, 11/01/31	405,000	307,286
Prologis L.P. 2.250%, 04/15/30	200,000	163,364
Public Storage 1.950%, 11/09/28	490,000	408,191
2.250%, 11/09/31	411,000	323,632
Realty Income Corp. 3.000%, 01/15/27	200,000	181,870
Regency Centers L.P. 2.950%, 09/15/29	560,000	464,449
Sabra Health Care L.P. 3.200%, 12/01/31	660,000	484,844
Safehold Operating Partnership L.P. 2.800%, 06/15/31	2,220,000	1,668,302
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	720,000	684,579
Scentre Group Trust 2 4.750%, 5Y H15 + 4.379%, 09/24/80 (144A) (a)	635,000	545,335
SITE Centers Corp. 4.700%, 06/01/27	226,000	208,309
UDR, Inc. 2.100%, 08/01/32	470,000	339,377
2.950%, 09/01/26	233,000	211,464
3.000%, 08/15/31	95,000	75,638
3.200%, 01/15/30	625,000	526,155
Ventas Realty L.P. 3.500%, 02/01/25 (e)	197,000	188,090
3.850%, 04/01/27	369,000	346,149
Welltower, Inc. 3.100%, 01/15/30	445,000	370,519
6.500%, 03/15/41	225,000	222,754

Real Estate Investment Trusts—(Continued)
WP Carey, Inc. 2.250%, 04/01/33 (e)	845,000	601,033
4.250%, 10/01/26	285,000	268,546

		22,023,807

Retail—0.5%
7-Eleven, Inc. 1.300%, 02/10/28 (144A)	405,000	326,259
2.500%, 02/10/41 (144A)	409,000	253,901
Alimentation Couche-Tard, Inc. 3.439%, 05/13/41 (144A)	780,000	531,304
3.625%, 05/13/51 (144A)	870,000	561,040
3.800%, 01/25/50 (144A)	625,000	418,015
AutoZone, Inc. 1.650%, 01/15/31	530,000	393,703
Home Depot, Inc. (The) 4.950%, 09/15/52	596,000	560,282
Lowe’s Cos., Inc. 1.700%, 10/15/30 (e)	1,085,000	818,105
2.625%, 04/01/31	700,000	562,774
McDonald’s Corp. 4.450%, 03/01/47	180,000	150,790
4.700%, 12/09/35	84,000	76,696
6.300%, 10/15/37	152,000	157,282
Nordstrom, Inc. 4.250%, 08/01/31	908,000	621,980
O’Reilly Automotive, Inc. 3.600%, 09/01/27	494,000	458,709

		5,890,840

Semiconductors—0.6%
Advanced Micro Devices, Inc. 2.375%, 06/01/30	700,000	577,322
Analog Devices, Inc. 2.800%, 10/01/41	722,000	510,507
Broadcom, Inc. 1.950%, 02/15/28 (144A)	1,800,000	1,474,919
3.137%, 11/15/35 (144A)	1,685,000	1,180,678
3.187%, 11/15/36 (144A)	465,000	318,035
KLA Corp. 3.300%, 03/01/50	610,000	428,472
Microchip Technology, Inc. 0.983%, 09/01/24	539,000	496,137
0.972%, 02/15/24 (e)	264,000	248,730
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 2.500%, 05/11/31	1,085,000	815,385
3.250%, 05/11/41	1,115,000	731,285
QUALCOMM, Inc. 4.500%, 05/20/52	460,000	394,491
TSMC Arizona Corp. 4.500%, 04/22/52 (e)	505,000	435,442
TSMC Global, Ltd. 4.625%, 07/22/32 (144A)	444,000	420,760

		8,032,163

BHFTI-181

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—0.5%
Activision Blizzard, Inc. 1.350%, 09/15/30	757,000	$574,515
Fiserv, Inc. 3.200%, 07/01/26	305,000	280,871
4.400%, 07/01/49 (e)	295,000	228,800
Microsoft Corp. 2.400%, 08/08/26	400,000	370,274
2.921%, 03/17/52 (e)	272,000	191,841
3.041%, 03/17/62	149,000	101,665
3.500%, 02/12/35 (e)	296,000	265,917
Oracle Corp. 2.300%, 03/25/28	630,000	526,154
3.800%, 11/15/37	900,000	652,967
3.850%, 07/15/36 (e)	124,000	92,789
3.900%, 05/15/35	106,000	81,205
4.300%, 07/08/34	103,000	83,926
Roper Technologies, Inc. 1.400%, 09/15/27	1,050,000	868,665
VMware, Inc. 1.400%, 08/15/26	1,306,000	1,116,916
4.650%, 05/15/27	425,000	405,946
Workday, Inc. 3.500%, 04/01/27	852,000	788,094

		6,630,545

Telecommunications—0.5%
AT&T, Inc. 1.650%, 02/01/28	80,000	65,744
2.250%, 02/01/32	510,000	385,650
3.500%, 06/01/41	479,000	345,015
3.550%, 09/15/55	396,000	260,107
3.650%, 06/01/51	2,795,000	1,888,181
Deutsche Telekom AG 3.625%, 01/21/50 (144A)	276,000	190,479
NBN Co., Ltd. 2.625%, 05/05/31 (144A)	1,600,000	1,273,200
Rogers Communications, Inc. 4.550%, 03/15/52 (144A)	545,000	434,676
T-Mobile USA, Inc. 3.600%, 11/15/60 (e)	385,000	247,092
Verizon Communications, Inc. 2.100%, 03/22/28	507,000	428,016
2.355%, 03/15/32	109,000	83,584
2.650%, 11/20/40	779,000	507,718
4.125%, 03/16/27	113,000	107,917
Vodafone Group plc 5.250%, 05/30/48	540,000	447,137
6.150%, 02/27/37	500,000	472,141

		7,136,657

Transportation—0.2%
Burlington Northern Santa Fe LLC 3.550%, 02/15/50	233,000	174,635
7.950%, 08/15/30	1,185,000	1,357,578

Transportation—(Continued)
CSX Corp. 4.750%, 11/15/48	404,000	356,323
6.000%, 10/01/36	300,000	304,888
Kansas City Southern 4.700%, 05/01/48	597,000	511,283
Norfolk Southern Corp. 3.942%, 11/01/47	219,000	169,882
Union Pacific Corp. 4.100%, 09/15/67	200,000	151,022

		3,025,611

Water—0.1%
American Water Capital Corp. 2.800%, 05/01/30	750,000	633,794

Total Corporate Bonds & Notes (Cost $437,091,265)		363,148,172

Asset-Backed Securities—12.1%

Asset-Backed - Automobile—3.1%
Carvana Auto Receivables Trust 3.040%, 04/15/25 (144A)	3,815,000	3,779,591
Credit Acceptance Auto Loan Trust 0.960%, 02/15/30 (144A)	2,700,000	2,574,625
Credito Real USA Auto Receivables Trust 1.350%, 02/16/27 (144A)	564,593	549,553
Drive Auto Receivables Trust 1.020%, 06/15/27	948,000	917,979
1.450%, 01/16/29	1,600,000	1,487,958
3.180%, 10/15/26	1,160,000	1,146,104
4.090%, 06/15/26	675,259	673,478
DT Auto Owner Trust 1.100%, 02/16/27 (144A)	1,432,000	1,364,536
4.220%, 01/15/27 (144A)	3,290,000	3,207,914
Exeter Automobile Receivables Trust 5.980%, 12/15/28	2,800,000	2,682,731
Flagship Credit Auto Trust 1.960%, 12/15/27 (144A)	3,650,000	3,366,280
2.180%, 02/16/27 (144A)	650,000	608,332
3.790%, 12/16/24 (144A)	188,597	188,616
GLS Auto Receivables Issuer Trust 1.200%, 01/15/27 (144A)	625,000	609,757
1.420%, 04/15/27 (144A)	2,250,000	2,049,621
1.480%, 07/15/27 (144A)	4,400,000	3,879,322
1.680%, 01/15/27 (144A)	1,200,000	1,129,333
LP LMS ASSET 3.228%, 10/15/28	1,053,920	1,041,086
Santander Drive Auto Receivables Trust 4.140%, 02/16/27	3,706,000	3,661,297
Sonoran Auto Receivables Trust 4.750%, 07/15/24	897,807	875,361
4.750%, 06/15/25	1,035,582	1,021,601
Tricolor Auto Securitization Trust 4.875%, 11/15/26 (144A)	188,736	188,634

BHFTI-182

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—(Continued)
U.S. Auto Funding LLC 0.790%, 07/15/24 (144A)	542,840	$540,136
1.490%, 03/17/25 (144A)	3,189,000	3,095,452

		40,639,297

Asset-Backed - Credit Card—0.3%
Consumer Receivables Asset Investment Trust 6.641%, 3M LIBOR + 3.000%, 03/24/23 (144A) (a)	1,242,537	1,242,115
Continental Finance Credit Card ABS Master Trust 2.240%, 12/15/28 (144A)	1,500,000	1,382,365
Mercury Financial Credit Card Master Trust 1.540%, 03/20/26 (144A)	1,695,000	1,610,249

		4,234,729

Asset-Backed - Other—8.7%
Accelerated LLC 1.900%, 10/20/40 (144A)	1,489,302	1,319,943
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	1,078,111	1,031,999
3.678%, 12/17/36 (144A)	85,494	82,412
4.201%, 12/17/36 (144A)	400,000	387,363
4.290%, 10/17/36 (144A)	300,000	291,675
4.596%, 12/17/36 (144A)	250,000	243,109
5.036%, 10/17/52 (144A)	1,900,000	1,851,360
5.639%, 04/17/52 (144A)	500,000	492,110
6.231%, 10/17/36 (144A)	650,000	646,218
6.418%, 12/17/36 (144A)	300,000	299,358
American Tower Trust I 3.070%, 03/15/48 (144A)	920,000	913,615
AMSR Trust 1.355%, 11/17/37 (144A)	2,300,000	2,054,469
2.327%, 10/17/38 (144A)	1,694,000	1,428,252
4.387%, 03/17/39 (144A)	3,000,000	2,642,387
Business Jet Securities LLC 2.162%, 04/15/36 (144A)	1,271,493	1,116,311
2.918%, 04/15/36 (144A)	2,424,571	2,057,983
2.981%, 11/15/35 (144A)	1,181,011	1,077,149
Camillo 5.000%, 12/05/23	3,295,139	3,273,721
Cars Net Lease Mortgage Notes 3.100%, 12/15/50 (144A)	594,750	519,417
CFIN Issuer LLC 3.250%, 02/16/26 (144A)	3,000,000	2,917,500
COOF Securitization Trust, Ltd. 3.329%, 06/25/40 (144A) (a) (c)	393,854	20,426
CoreVest American Finance Trust 2.705%, 10/15/52 (144A)	1,063,912	1,003,261
3.880%, 03/15/52 (144A)	2,470,000	2,409,525
Crossroads Asset Trust 1.440%, 01/20/26 (144A)	1,650,000	1,568,914
DataBank Issuer 2.060%, 02/27/51 (144A)	1,950,000	1,674,330
Diamond Resorts Owner Trust 3.700%, 01/21/31 (144A)	509,228	500,356

Asset-Backed - Other—(Continued)
Diversified ABS Phase III LLC 4.875%, 04/28/39 (144A) † (g) (h)	4,131,231	4,007,294
FirstKey Homes Trust 2.668%, 10/19/37 (144A)	3,700,000	3,305,433
5.197%, 05/17/39 (144A)	1,320,000	1,238,023
FMC GMSR Issuer Trust 3.620%, 07/25/26 (144A) (a)	3,300,000	2,613,910
3.690%, 02/25/24	5,000,000	4,800,000
3.850%, 10/25/26 (144A) (a)	2,680,000	2,162,333
4.450%, 01/25/26 (144A) (a)	3,100,000	2,662,681
Foundation Finance Trust 3.860%, 11/15/34 (144A)	428,192	419,772
Freedom Trucking LLC 3.100%, 10/14/24	90,857	89,949
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	32,578	31,943
Goodgreen Trust 2.760%, 04/15/55 (144A)	1,116,985	946,762
3.260%, 10/15/53 (144A)	1,258,688	1,127,686
3.740%, 10/15/52 (144A)	257,523	236,748
5.000%, 10/20/51	1,632,283	1,485,377
HERO Funding Trust 3.080%, 09/20/42 (144A)	214,073	201,109
3.950%, 09/20/48 (144A)	825,251	754,899
4.460%, 09/20/47 (144A)	669,780	629,243
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	196,335	193,199
KGS-Alpha SBA COOF Trust 0.827%, 05/25/39 (144A) (a) (c)	1,573,048	19,001
0.834%, 08/25/38 (144A) (a) (c)	1,246,635	19,263
1.799%, 03/25/39 (144A) (a) (c)	1,322,562	46,507
3.056%, 04/25/40 (144A) (a) (c)	351,979	18,162
LFT CRE, Ltd. 4.768%, 1M LIBOR + 1.950%, 06/15/39 (144A) (a)	3,280,000	3,167,332
NRZ Excess Spread-Collateralized Notes 3.104%, 07/25/26 (144A)	4,336,696	3,790,166
3.228%, 05/25/26 (144A)	2,019,835	1,779,778
3.474%, 11/25/26 (144A)	2,620,574	2,297,013
3.844%, 12/25/25 (144A)	1,707,239	1,560,055
Oportun Funding LLC 1.210%, 03/08/28 (144A)	950,000	882,035
Oportun Issuance Trust 5.050%, 06/09/31 (144A)	3,600,000	3,490,618
Pagaya AI Debt Selection Trust 1.180%, 11/15/27 (144A)	1,653,616	1,616,058
PNMAC GMSR Issuer Trust 6.531%, SOFR30A + 4.250%, 05/25/27 (144A) (a)	2,650,000	2,533,599
PRET LLC 2.487%, 10/25/51 (144A) (a)	4,574,779	4,246,423
Progress Residential 2.409%, 05/17/38 (144A)	1,960,000	1,656,842
Progress Residential Trust 2.425%, 07/17/38 (144A)	2,535,000	2,141,792
3.930%, 02/17/41 (144A)	3,150,000	2,550,724
5.200%, 04/17/39 (144A)	2,435,000	2,199,845

BHFTI-183

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Regional Management Issuance Trust 3.040%, 03/17/31 (144A)	2,309,000	$1,938,018
Renew Financial 3.670%, 09/20/52 (144A)	316,022	283,516
Sierra Timeshare Receivables Funding LLC 1.330%, 07/20/37 (144A)	804,692	749,700
SOL S.p.A. 4.160%, 02/09/30	621,511	609,479
Upstart Securitization Trust 0.870%, 03/20/31 (144A)	293,628	291,471
1.890%, 03/20/31 (144A)	914,000	887,492
VM Debt Trust 7.460%, 07/18/27	4,000,000	4,000,000
VOLT C LLC 1.992%, 05/25/51 (144A) (i)	1,277,950	1,164,297
VOLT CI LLC 1.992%, 05/25/51 (144A) (i)	1,563,768	1,436,419
VOLT LLC 2.240%, 03/27/51 (144A) (i)	935,776	869,712
VOLT XCII LLC 1.893%, 02/27/51 (144A) (i)	1,112,188	1,009,702
VOLT XCIII LLC 1.893%, 02/27/51 (144A) (i)	3,423,073	3,177,497
VOLT XCIV LLC 2.240%, 02/27/51 (144A) (i)	2,559,108	2,373,102
VOLT XCVII LLC 2.240%, 04/25/51 (144A) (i)	2,262,847	2,062,167
VSE VOI Mortgage LLC 3.560%, 02/20/36 (144A)	411,399	399,701

		113,997,010

Asset-Backed - Student Loan—0.0%
Academic Loan Funding Trust 3.884%, 1M LIBOR + 0.800%, 12/26/44 (144A) (a)	528,645	510,092

Total Asset-Backed Securities (Cost $172,267,978)		159,381,128

Mortgage-Backed Securities—5.4%

Collateralized Mortgage Obligations—2.9%
Ajax Mortgage Loan Trust 2.239%, 06/25/66 (144A) (i)	2,130,346	1,958,830
Banc of America Funding Trust 3.174%, 05/20/34 (a)	90,194	88,773
BVRT Financing Trust 3.084%, 11/10/22	881,943	882,376
Global Mortgage Securitization, Ltd. 3.404%, 1M LIBOR + 0.320%, 11/25/32 (144A) (a)	123,639	119,315
HarborView Mortgage Loan Trust 2.766%, 05/19/34 (a)	321,283	303,953
Impac CMB Trust 3.824%, 1M LIBOR + 0.740%, 11/25/34 (a)	740,094	726,295

Collateralized Mortgage Obligations—(Continued)
JPMorgan Mortgage Trust 3.651%, 08/25/34 (a)	45,062	45,185
LHOME Mortgage Trust 2.090%, 09/25/26 (144A) (a)	1,525,000	1,466,233
MASTR Asset Securitization Trust 5.500%, 12/25/33	110,001	95,551
Merrill Lynch Mortgage Investors Trust 2.742%, 6M LIBOR + 0.680%, 01/25/29 (a)	204,195	198,765
3.544%, 1M LIBOR + 0.460%, 04/25/29 (a)	127,367	117,808
3.584%, 1M LIBOR + 0.500%, 05/25/29 (a)	311,433	301,809
3.704%, 1M LIBOR + 0.620%, 10/25/28 (a)	161,830	152,568
3.724%, 1M LIBOR + 0.640%, 10/25/28 (a)	240,489	227,151
MRA Issuance Trust 2.000%, 04/05/23 (144A)	4,098,039	3,971,849
2.856%, 02/15/23 (144A)	4,127,858	4,132,716
Preston Ridge Partners Mortgage LLC 1.867%, 04/25/26 (144A) (i)	1,428,374	1,300,560
2.115%, 01/25/26 (144A) (a)	2,242,258	2,080,421
Seasoned Credit Risk Transfer Trust 3.250%, 11/25/61	2,523,283	2,285,548
3.500%, 07/25/58	3,127,853	2,884,275
3.500%, 10/25/58	1,336,977	1,176,921
4.000%, 11/25/57	2,716,953	2,607,100
Sequoia Mortgage Trust 3.593%, 1M LIBOR + 0.600%, 12/20/34 (a)	497,786	452,081
3.633%, 1M LIBOR + 0.640%, 01/20/34 (a)	237,191	226,203
3.653%, 1M LIBOR + 0.660%, 07/20/33 (a)	313,268	294,222
3.673%, 1M LIBOR + 0.680%, 10/20/34 (a)	491,473	446,837
3.753%, 1M LIBOR + 0.760%, 04/20/33 (a)	240,309	222,713
Structured Asset Mortgage Investments Trust 3.893%, 1M LIBOR + 0.900%, 05/19/33 (a)	373,644	349,756
Structured Asset Mortgage Investments Trust II 3.693%, 1M LIBOR + 0.700%, 01/19/34 (a)	506,357	483,047
3.693%, 1M LIBOR + 0.700%, 03/19/34 (a)	471,037	436,709
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.599%, 11/25/33 (a)	123,216	121,408
Thornburg Mortgage Securities Trust 1.922%, 12/25/44 (a)	294,188	278,014
2.095%, 04/25/45 (a)	525,600	502,899
3.724%, 1M LIBOR + 0.640%, 09/25/43 (a)	232,139	221,786
Towd Point Mortgage Trust 2.918%, 11/30/60 (144A) (a)	4,539,562	3,995,836
VM Master Issuer LLC 5.163%, 05/24/25 (144A) (a)	2,900,000	2,721,578

		37,877,091

Commercial Mortgage-Backed Securities—2.5%
BAMLL Commercial Mortgage Securities Trust 4.354%, 08/15/46 (144A) (a)	1,200,000	889,708
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,950,000	2,752,949
Citigroup Commercial Mortgage Trust 2.717%, 02/15/53	4,330,000	3,629,093

BHFTI-184

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Commercial Mortgage Trust 0.216%, 07/10/45 (144A) (a) (c)	114,913,865	$172,049
2.896%, 02/10/37 (144A)	3,050,000	2,798,961
3.942%, 04/10/33 (144A) (a)	1,450,000	1,324,653
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	793,006
Freddie Mac Multifamily Structured Credit Risk 4.081%, SOFR30A + 1.800%, 07/25/41 (144A) (a)	1,561,833	1,457,870
6.531%, SOFR30A + 4.250%, 05/25/52 (144A) (a)	1,395,754	1,417,029
Independence Plaza Trust 3.763%, 07/10/35 (144A)	2,935,000	2,760,192
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	690,786
MRCD Mortgage Trust 2.718%, 12/15/36 (144A)	1,997,000	1,765,786
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	523,279
RR Trust Zero Coupon, 04/26/48 (144A) (b)	8,830,000	7,463,381
SLG Office Trust 2.585%, 07/15/41 (144A)	3,090,000	2,476,015
Wells Fargo Commercial Mortgage Trust 3.968%, 1M LIBOR + 1.150%, 02/15/40 (144A) (a)	1,545,337	1,471,747
WF-RBS Commercial Mortgage Trust 4.365%, 03/15/45 (144A) (a)	300,000	293,007

		32,679,511

Total Mortgage-Backed Securities (Cost $76,072,879)		70,556,602

Foreign Government—0.5%

Sovereign—0.5%
Chile Government International Bond 2.550%, 01/27/32	394,000	309,046
Israel Government AID Bond Zero Coupon, 08/15/25	2,500,000	2,185,514
Mexico Government International Bonds 2.659%, 05/24/31 (e)	848,000	650,148
3.500%, 02/12/34	577,000	438,441
3.771%, 05/24/61	625,000	368,693
4.125%, 01/21/26	189,000	183,104
4.350%, 01/15/47	228,000	160,773
4.600%, 01/23/46	959,000	706,608
4.600%, 02/10/48 (e)	200,000	145,673
5.750%, 10/12/10 (e)	500,000	385,880
Panama Government International Bond 4.500%, 04/16/50	350,000	243,843
Republic of South Africa Government Bond 5.875%, 09/16/25	384,000	377,056
Saudi Government International Bond 2.250%, 02/02/33 (144A)	490,000	384,544

Total Foreign Government (Cost $8,194,722)		6,539,323

Short-Term Investment—1.9%
Security Description	Principal Amount*	Value

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $24,624,838; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $25,115,156.	24,622,582	24,622,582

Total Short-Term Investments (Cost $24,622,582)		24,622,582

Securities Lending Reinvestments (j)— 3.4%

Certificates of Deposit—0.9%
Bank of Montreal 3.400%, FEDEFF PRV + 0.320%, 10/04/22 (a)	2,000,000	2,000,000
Bank of Nova Scotia 3.460%, FEDEFF PRV + 0.380%, 01/06/23 (a)	1,000,000	1,000,286
Cooperatieve Rabobank UA 3.490%, SOFR + 0.530%, 02/01/23 (a)	1,000,000	1,000,820
Credit Agricole S.A. 3.450%, FEDEFF PRV + 0.370%, 11/18/22 (a)	1,000,000	1,000,156
Mizuho Bank, Ltd. 3.300%, SOFR + 0.320%, 10/26/22 (a)	2,000,000	2,000,000
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 02/13/23 (a)	1,000,000	1,000,793
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (a)	2,000,000	2,000,238
Toronto-Dominion Bank (The) 3.230%, SOFR + 0.250%, 02/09/23 (a)	1,000,000	999,936
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (a)	1,000,000	1,000,460

		12,002,689

Commercial Paper—0.3%
DNB Bank ASA 3.440%, SOFR + 0.480%, 06/02/23 (a)	1,000,000	1,000,403
Macquarie Bank Ltd. 3.420%, SOFR + 0.440%, 11/16/22 (a)	1,000,000	1,000,272
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (a)	2,000,000	2,000,000

		4,000,675

Repurchase Agreements—1.8%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $2,000,508; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $3,724,776; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $3,798,337.	3,723,860	3,723,860

BHFTI-185

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (j)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $2,200,563; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $2,249,612.	2,200,000	$2,200,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $2,001,194; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $2,045,102.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $5,603,484; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $6,137,880.	5,600,000	5,600,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $1,000,629; collateralized by various Common Stock with an aggregate market value of $1,113,597.	1,000,000	1,000,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $500,125; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $510,340.	500,000	500,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $1,000,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,111,064.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $400,102; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $444,426.	400,000	400,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $1,000,263; collateralized by various Common Stock with an aggregate market value of $1,112,451.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $1,701,048; collateralized by various Common Stock with an aggregate market value of $1,891,167.	1,700,000	1,700,000

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $3,000,788; collateralized by various Common Stock with an aggregate market value of $3,300,867.	3,000,000	3,000,000

		24,123,860

Mutual Funds—0.4%
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (k)	1,000,000	1,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (k)	4,000,000	4,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $45,123,896)		45,127,224

Total Investments—104.5% (Cost $1,558,821,981)		1,375,620,558
Other assets and liabilities (net)—(4.5)%		(59,009,631)

Net Assets—100.0%		$1,316,610,927

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $4,614,140, which is 0.4% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal only security.
(c)	Interest only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $51,095,375 and the collateral received consisted of cash in the amount of $45,124,285 and non-cash collateral with a value of $7,801,377. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(f)	Principal amount of security is adjusted for inflation.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 0.7% of net assets.

BHFTI-186

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(k)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $295,123,654, which is 22.4% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Commonwealth Bank of Australia, 3.305%, 03/11/41	09/27/21	$355,000	$369,157	$236,992
Credit Agricole S.A., 2.811%, 01/11/41	01/05/21	410,000	410,000	243,088
Diversified ABS Phase III LLC, 4.875%, 04/28/39	01/25/22	4,131,231	4,131,231	4,007,294
Guardian Life Insurance Co. of America (The), 4.850%, 01/24/77	01/17/17	156,000	154,522	126,766

				$4,614,140

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTI-187

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage - Backed	$—	$354,312,661	$4,552,045	$358,864,706
Federal Agencies	—	3,750,521	—	3,750,521
U.S. Treasury	—	343,630,300	—	343,630,300
Total U.S. Treasury & Government Agencies*	$—	$701,693,482	$4,552,045	$706,245,527
Total Corporate Bonds & Notes*	—	363,148,172	—	363,148,172
Asset-Backed Securities
Asset-Backed - Automobile	—	40,639,297	—	40,639,297
Asset-Backed - Credit Card	—	4,234,729	—	4,234,729
Asset-Backed - Other	—	109,989,716	4,007,294	113,997,010
Asset-Backed - Student Loan	—	510,092	—	510,092
Total Asset-Backed Securities	—	155,373,834	4,007,294	159,381,128
Total Mortgage-Backed Securities*	—	70,556,602	—	70,556,602
Total Foreign Government*	—	6,539,323	—	6,539,323
Total Short-Term Investment*	—	24,622,582	—	24,622,582
Securities Lending Reinvestments
Certificates of Deposit	—	12,002,689	—	12,002,689
Commercial Paper	—	4,000,675	—	4,000,675
Repurchase Agreements	—	24,123,860	—	24,123,860
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	40,127,224	—	45,127,224
Total Investments	$5,000,000	$1,362,061,219	$8,559,339	$1,375,620,558

Collateral for Securities Loaned (Liability)	$—	$(45,124,285)	$—	$(45,124,285)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

BHFTI-188

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—40.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.5%
Airbus SE (a)	29,769	$2,571,812
General Dynamics Corp.	2,247	476,746
Northrop Grumman Corp.	873	410,589
Raytheon Technologies Corp.	8,814	721,514
Safran S.A.	35,577	3,234,825

		7,415,486

Air Freight & Logistics—0.2%
Deutsche Post AG	66,211	2,014,694
FedEx Corp.	2,786	413,638

		2,428,332

Auto Components—0.3%
Bridgestone Corp.	41,300	1,335,088
Cie Generale des Etablissements Michelin SCA	128,067	2,853,194

		4,188,282

Automobiles—0.4%
Stellantis NV (Milan-Traded Shares)	110,471	1,304,523
Tesla, Inc. (a) (b)	19,476	5,166,009

		6,470,532

Banks—3.3%
Bank Central Asia Tbk PT	2,217,000	1,237,614
Bank of America Corp.	280,748	8,478,590
Bank Rakyat Indonesia Persero Tbk PT	5,126,314	1,508,010
BNP Paribas S.A.	76,208	3,217,300
Capitec Bank Holdings, Ltd.	10,014	858,401
Citigroup, Inc.	9,229	384,572
Citizens Financial Group, Inc.	19,719	677,545
Credicorp, Ltd.	4,555	559,354
DBS Group Holdings, Ltd.	143,000	3,306,155
Erste Group Bank AG	56,180	1,230,293
First Republic Bank	3,126	408,099
Grupo Financiero Banorte S.A.B. de C.V. - Class O (a)	141,569	906,865
HDFC Bank, Ltd. (ADR) (a)	61,163	3,573,143
ING Groep NV	150,737	1,292,466
Itau Unibanco Holding S.A. (ADR)	163,965	847,699
KBC Group NV	67,266	3,155,358
Kotak Mahindra Bank, Ltd.	67,275	1,488,076
M&T Bank Corp.	7,436	1,311,116
Nordea Bank Abp	184,426	1,578,032
PNC Financial Services Group, Inc. (The)	5,154	770,111
Sberbank of Russia PJSC † (b) (c) (d)	2,160	0
SVB Financial Group (b)	948	318,319
Svenska Handelsbanken AB - A Shares	201,173	1,643,896
Truist Financial Corp.	87,153	3,794,642
U.S. Bancorp	13,198	532,143
Wells Fargo & Co.	127,136	5,113,410

		48,191,209

Beverages—1.4%
Ambev S.A. (ADR) (a)	210,012	594,334
Budweiser Brewing Co. APAC, Ltd. (a)	409,100	1,066,309
Carlsberg AS - Class B	42,971	5,013,836

Beverages—(Continued)
Constellation Brands, Inc. - Class A	3,544	813,986
Diageo plc	212,043	8,887,941
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	7,879	494,407
Keurig Dr Pepper, Inc.	8,737	312,959
Kweichow Moutai Co., Ltd. - Class A	6,056	1,592,952
Pernod Ricard S.A. (a)	5,861	1,071,291
Wuliangye Yibin Co., Ltd. - Class A	14,800	351,481

		20,199,496

Biotechnology—1.2%
AbbVie, Inc. (a)	65,614	8,806,055
Alnylam Pharmaceuticals, Inc. (b)	2,945	589,471
Exact Sciences Corp. (a) (b)	5,313	172,620
Exelixis, Inc. (b)	17,562	275,372
Genmab A/S (b)	2,665	859,033
Horizon Therapeutics plc (b)	9,146	566,046
Natera, Inc. (a) (b)	5,856	256,610
Regeneron Pharmaceuticals, Inc. (b)	9,262	6,380,314
Vertex Pharmaceuticals, Inc. (b)	1,532	443,575

		18,349,096

Building Products—0.6%
Assa Abloy AB - Class B	61,580	1,150,770
Carlisle Cos., Inc.	1,612	452,021
Daikin Industries, Ltd.	13,500	2,086,021
Fortune Brands Home & Security, Inc.	5,840	313,550
Trane Technologies plc	35,714	5,171,744

		9,174,106

Capital Markets—1.4%
B3 S.A. - Brasil Bolsa Balcao	268,827	650,346
BlackRock, Inc.	6,530	3,593,328
Blackstone Inc.	10,297	861,859
Charles Schwab Corp. (The)	21,811	1,567,557
CME Group, Inc.	17,975	3,183,912
Deutsche Boerse AG	15,939	2,624,149
Hong Kong Exchanges & Clearing, Ltd.	68,700	2,332,579
Invesco, Ltd.	11,939	163,564
London Stock Exchange Group plc	22,968	1,936,742
Morgan Stanley	10,097	797,764
Northern Trust Corp.	4,905	419,672
S&P Global, Inc.	9,160	2,797,006
T. Rowe Price Group, Inc. (a)	3,702	388,747

		21,317,225

Chemicals—0.7%
Axalta Coating Systems, Ltd. (b)	8,905	187,539
Eastman Chemical Co.	22,199	1,577,239
LG Chem, Ltd.	1,511	559,939
Linde plc (b)	6,366	1,740,890
Shin-Etsu Chemical Co., Ltd.	47,700	4,736,784
Symrise AG	11,603	1,141,750

		9,944,141

BHFTI-189

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—0.1%
Copart, Inc. (b)	6,963	$740,863

Communications Equipment—0.1%
Arista Networks, Inc. (b)	3,944	445,238
Cisco Systems, Inc.	6,603	264,120
CommScope Holding Co., Inc. (b)	16,492	151,891

		861,249

Construction & Engineering—0.5%
Quanta Services, Inc. (a)	9,695	1,235,046
Vinci S.A.	82,778	6,649,179

		7,884,225

Construction Materials—0.1%
Martin Marietta Materials, Inc.	2,231	718,583
Vulcan Materials Co.	1,122	176,950

		895,533

Consumer Finance—0.3%
American Express Co.	25,911	3,495,653
Capital One Financial Corp.	10,791	994,606

		4,490,259

Containers & Packaging—0.1%
Packaging Corp. of America	4,356	489,135
Westrock Co.	9,207	284,404

		773,539

Diversified Financial Services—0.1%
Berkshire Hathaway, Inc. - Class B (b)	5,505	1,469,945

Diversified Telecommunication Services—0.1%
Verizon Communications, Inc.	21,307	809,027

Electric Utilities—0.7%
American Electric Power Co., Inc.	3,879	335,340
Edison International	5,904	334,048
Entergy Corp.	3,616	363,878
Iberdrola S.A.	254,489	2,365,826
NextEra Energy, Inc.	70,584	5,534,491
Orsted A/S	12,260	975,557
PG&E Corp. (a) (b)	28,379	354,738
Xcel Energy, Inc.	11,424	731,136

		10,995,014

Electrical Equipment—0.6%
AMETEK, Inc.	6,101	691,914
Eaton Corp. plc	31,847	4,247,116
Hubbell, Inc.	1,648	367,504
Nidec Corp.	21,100	1,188,606
Schneider Electric SE	18,165	2,037,948
WEG S.A.	138,625	825,940

		9,359,028

Electronic Equipment, Instruments & Components—0.5%
Delta Electronics, Inc.	161,867	1,286,342
Keyence Corp.	13,000	4,316,039
Keysight Technologies, Inc. (b)	3,287	517,242
Largan Precision Co., Ltd.	6,000	312,888
TD SYNNEX Corp.	4,601	373,555
Zebra Technologies Corp. - Class A (b)	1,123	294,237

		7,100,303

Energy Equipment & Services—0.2%
Baker Hughes Co. (a)	118,054	2,474,412

Entertainment—0.1%
NetEase, Inc.	62,975	956,317
Sea, Ltd. (ADR) (a) (b)	15,241	854,258
Take-Two Interactive Software, Inc. (b)	2,832	308,688

		2,119,263

Equity Real Estate Investment Trusts—0.6%
American Homes 4 Rent - Class A	13,802	452,844
Apple Hospitality REIT, Inc.	15,674	220,376
Brixmor Property Group, Inc.	22,107	408,316
Federal Realty Investment Trust	3,529	318,033
JBG SMITH Properties	12,097	224,762
Kimco Realty Corp.	29,432	541,843
Lamar Advertising Co. - Class A	3,397	280,219
Mid-America Apartment Communities, Inc.	2,850	441,949
Prologis, Inc. (a)	32,096	3,260,954
Public Storage	976	285,783
Rayonier, Inc.	13,391	401,328
Sun Communities, Inc.	11,360	1,537,349
Welltower, Inc. (a)	2,582	166,074
Weyerhaeuser Co.	23,626	674,759

		9,214,589

Food & Staples Retailing—0.3%
Albertsons Cos., Inc. - Class A	11,666	290,017
Bid Corp., Ltd.	48,553	743,147
President Chain Store Corp.	106,000	940,169
Raia Drogasil S.A.	104,366	439,763
Sysco Corp.	4,432	313,387
Wal-Mart de Mexico S.A.B. de C.V. (a)	316,420	1,111,268

		3,837,751

Food Products—0.6%
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	58,110	675,537
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	73,500	341,282
Kraft Heinz Co. (The)	16,436	548,141
Nestle S.A.	58,503	6,334,682
Post Holdings, Inc. (b)	7,027	575,582

		8,475,224

Health Care Equipment & Supplies—1.3%
Boston Scientific Corp. (b)	163,286	6,324,067
Coloplast A/S - Class B	10,234	1,034,654
Cooper Cos., Inc. (The)	1,939	511,702

BHFTI-190

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
DexCom, Inc. (b)	5,572	$448,769
Hoya Corp.	46,500	4,470,737
Insulet Corp. (b)	1,831	420,031
Intuitive Surgical, Inc. (b)	11,860	2,223,038
Medtronic plc	3,763	303,862
Straumann Holding AG	4,776	434,660
Zimmer Biomet Holdings, Inc.	29,471	3,081,193

		19,252,713

Health Care Providers & Services—0.9%
AmerisourceBergen Corp.	5,581	755,277
Centene Corp. (b)	4,948	385,004
Cigna Corp.	1,482	411,211
CVS Health Corp.	9,440	900,293
HCA Healthcare, Inc.	2,682	492,925
Laboratory Corp. of America Holdings	2,034	416,583
McKesson Corp.	2,154	732,080
UnitedHealth Group, Inc. (a)	17,710	8,944,258

		13,037,631

Hotels, Restaurants & Leisure—1.2%
Aramark	13,098	408,658
Booking Holdings, Inc. (a) (b)	2,354	3,868,116
H World Group, Ltd. (ADR) (a)	10,765	361,058
Hilton Worldwide Holdings, Inc.	5,670	683,916
Marriott International, Inc.	36,688	5,141,456
McDonald’s Corp.	24,942	5,755,117
Royal Caribbean Cruises, Ltd. (a) (b)	6,970	264,163
Sands China, Ltd. (a) (b)	176,400	436,745
Texas Roadhouse, Inc.	3,968	346,248
Yum China Holdings, Inc.	19,758	935,146

		18,200,623

Household Durables—0.3%
Garmin, Ltd.	3,406	273,536
Midea Group Co., Ltd. - Class A	102,600	712,908
Mohawk Industries, Inc. (b)	3,886	354,364
Newell Brands, Inc.	23,164	321,748
Persimmon plc	46,679	642,627
Sony Group Corp.	37,900	2,439,332

		4,744,515

Household Products—0.1%
Energizer Holdings, Inc. (a)	9,829	247,101
Procter & Gamble Co. (The)	4,851	612,439
Unilever Indonesia Tbk PT	516,800	163,647

		1,023,187

Independent Power and Renewable Electricity Producers—0.2%
RWE AG	92,088	3,388,356

Industrial Conglomerates—0.1%
Bidvest Group, Ltd. (The)	29,220	317,087
Honeywell International, Inc.	2,536	423,436

Industrial Conglomerates—(Continued)
Jardine Matheson Holdings, Ltd.	10,500	531,576

		1,272,099

Insurance—2.3%
AIA Group, Ltd.	816,200	6,776,547
Alleghany Corp. (b)	597	501,104
Allianz SE	14,395	2,278,018
American International Group, Inc.	3,562	169,124
Arthur J. Gallagher & Co.	18,380	3,147,024
AXA S.A.	95,929	2,100,342
Chubb, Ltd.	3,025	550,187
CNA Financial Corp.	5,126	189,149
Fairfax Financial Holdings, Ltd.	999	456,543
Hartford Financial Services Group, Inc. (The)	6,686	414,131
HDFC Life Insurance Co., Ltd.	118,591	769,834
Loews Corp.	20,243	1,008,911
Marsh & McLennan Cos., Inc.	1,046	156,157
Muenchener Rueckversicherungs-Gesellschaft AG	9,537	2,306,877
Ping An Insurance Group Co. of China, Ltd. - Class H	284,000	1,412,136
Progressive Corp. (The)	67,660	7,862,769
Prudential plc	154,124	1,514,280
Tokio Marine Holdings, Inc.	114,600	2,036,855
Travelers Cos., Inc. (The)	6,827	1,045,896

		34,695,884

Interactive Media & Services—0.9%
Tencent Holdings, Ltd.	93,000	3,140,796
Alphabet, Inc. - Class C (b)	34,192	3,287,561
Bumble, Inc. - Class A (a) (b)	17,954	385,831
IAC/InterActiveCorp. (b)	5,398	298,941
Meta Platforms, Inc. - Class A (b)	46,564	6,317,804
NAVER Corp.	5,331	710,496

		14,141,429

Internet & Direct Marketing Retail—1.5%
Alibaba Group Holding, Ltd. (b)	104,000	1,043,213
Allegro.eu S.A. (b)	30,422	130,254
Amazon.com, Inc. (b)	153,835	17,383,355
Delivery Hero SE (b)	16,340	605,114
JD.com, Inc. - Class A	51,700	1,305,493
MercadoLibre, Inc. (a) (b)	2,057	1,702,743

		22,170,172

IT Services—1.4%
Capgemini SE	31,436	5,023,805
EPAM Systems, Inc. (b)	3,748	1,357,488
FleetCor Technologies, Inc. (b)	1,747	307,769
Global Payments, Inc.	4,572	494,005
Globant S.A. (a) (b)	2,428	454,230
Infosys, Ltd. (ADR) (a)	177,216	3,007,355
International Business Machines Corp.	3,618	429,854
MasterCard, Inc. - Class A	22,555	6,413,289
MongoDB, Inc. (a) (b)	1,310	260,114

BHFTI-191

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Tata Consultancy Services, Ltd.	77,565	$2,838,923

		20,586,832

Life Sciences Tools & Services—0.2%
Lonza Group AG	3,755	1,826,090
Mettler-Toledo International, Inc. (b)	381	413,050
Thermo Fisher Scientific, Inc.	1,280	649,203
Wuxi Biologics Cayman, Inc. (144A) (b)	125,500	751,926

		3,640,269

Machinery—1.5%
Atlas Copco AB - A Shares	147,612	1,366,915
Deere & Co.	13,024	4,348,583
Dover Corp.	4,986	581,268
FANUC Corp. (a)	12,400	1,715,390
Ingersoll Rand, Inc. (a)	51,648	2,234,292
ITT, Inc.	4,238	276,911
Kone Oyj - Class B	24,419	940,342
Kubota Corp.	44,900	622,635
Makita Corp. (a)	39,600	767,803
Middleby Corp. (The) (b)	2,303	295,175
SMC Corp.	3,100	1,250,611
Techtronic Industries Co., Ltd. (a)	191,500	1,809,186
Timken Co. (The)	3,823	225,710
Toro Co. (The) (a)	4,220	364,946
Volvo AB - B Shares	367,940	5,191,724

		21,991,491

Media—0.2%
Charter Communications, Inc. - Class A (a) (b)	8,577	2,601,833
DISH Network Corp. - Class A (a) (b)	1,369	18,933
Liberty Broadband Corp. - Class C (b)	4,559	336,454
Liberty Media Corp. - Class C (b)	11,803	445,091
Nexstar Media Group, Inc. - Class A	1,204	200,888

		3,603,199

Metals & Mining—0.5%
Anglo American plc	50,259	1,518,243
BHP Group, Ltd.	114,136	2,842,546
Freeport-McMoRan, Inc.	12,752	348,512
Rio Tinto plc	38,558	2,088,437

		6,797,738

Multiline Retail—0.2%
Dollar General Corp.	1,311	314,456
Lojas Renner S.A.	106,362	549,127
Target Corp.	16,068	2,384,331

		3,247,914

Oil, Gas & Consumable Fuels—1.8%
BP plc	652,448	3,102,621
Cheniere Energy, Inc.	4,124	684,213
Chevron Corp.	40,741	5,853,259
ConocoPhillips	39,305	4,022,474

Oil, Gas & Consumable Fuels—(Continued)
Coterra Energy, Inc. (a)	23,864	623,328
Diamondback Energy, Inc.	2,546	306,691
EOG Resources, Inc.	9,343	1,043,893
Kinder Morgan, Inc.	34,660	576,742
Marathon Petroleum Corp.	2,812	279,316
Phillips 66	6,542	528,070
Shell plc	132,332	3,292,459
TotalEnergies SE	111,456	5,246,225
Williams Cos., Inc. (The)	18,511	529,970
Woodside Energy Group, Ltd.	56,295	1,145,239

		27,234,500

Personal Products—0.2%
BellRing Brands, Inc. (b)	8,866	182,728
Estee Lauder Cos., Inc. (The) - Class A	2,280	492,252
Haleon plc (b)	25,678	79,450
L’Oreal S.A.	8,282	2,637,137
LG Household & Health Care, Ltd.	697	305,693

		3,697,260

Pharmaceuticals—2.2%
AstraZeneca plc	28,845	3,172,086
Bristol-Myers Squibb Co.	118,016	8,389,757
Catalent, Inc. (b)	5,896	426,635
Eli Lilly and Co.	2,009	649,610
GSK plc	112,504	1,640,982
Jazz Pharmaceuticals plc (b)	3,989	531,694
Johnson & Johnson	5,563	908,772
Kyowa Kirin Co., Ltd.	66,100	1,516,359
Merck & Co., Inc.	5,106	439,729
Novo Nordisk A/S - Class B	81,939	8,167,188
Organon & Co. (a)	4,917	115,058
Roche Holding AG	16,413	5,351,607
Royalty Pharma plc - Class A (a)	14,447	580,480

		31,889,957

Professional Services—0.3%
Equifax, Inc.	2,016	345,603
Intertek Group plc	19,490	801,830
Leidos Holdings, Inc.	3,681	321,977
Recruit Holdings Co., Ltd.	42,800	1,235,346
RELX plc	92,934	2,254,499

		4,959,255

Real Estate Management & Development—0.0%
CBRE Group, Inc. - Class A (b)	6,081	410,528

Road & Rail—0.5%
Norfolk Southern Corp.	15,498	3,249,156
Old Dominion Freight Line, Inc.	1,152	286,583
Uber Technologies, Inc. (b)	124,354	3,295,381

		6,831,120

BHFTI-192

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—2.5%
Advanced Micro Devices, Inc. (b)	10,139	$642,407
Analog Devices, Inc.	41,875	5,834,862
ASML Holding NV	18,457	7,655,803
Entegris, Inc.	5,458	453,123
Lam Research Corp. (a)	1,114	407,724
Marvell Technology, Inc.	9,152	392,712
NVIDIA Corp.	6,426	780,052
NXP Semiconductors NV	59,145	8,724,479
QUALCOMM, Inc.	7,240	817,975
SolarEdge Technologies, Inc. (a) (b)	2,028	469,401
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	89,630	6,145,033
Texas Instruments, Inc.	4,328	669,888
Tokyo Electron, Ltd. (a)	13,100	3,243,442
Wolfspeed, Inc. (a) (b)	4,497	464,810

		36,701,711

Software—2.0%
Atlassian Corp. plc - Class A (b)	1,817	382,642
Confluent, Inc. - Class A (a) (b)	16,448	390,969
Crowdstrike Holdings, Inc. - Class A (b)	2,440	402,136
HubSpot, Inc. (b)	999	269,850
Intuit, Inc.	12,260	4,748,543
Microsoft Corp.	83,617	19,474,399
Palo Alto Networks, Inc. (a) (b)	5,772	945,396
ServiceNow, Inc. (b)	1,610	607,952
Synopsys, Inc. (b)	2,299	702,368
Trade Desk, Inc. (The) - Class A (b)	5,976	357,066
Zoom Video Communications, Inc. - Class A (b)	6,949	511,377
Zscaler, Inc. (b)	1,926	316,577

		29,109,275

Specialty Retail—0.6%
AutoZone, Inc. (b)	375	803,224
Bath & Body Works, Inc.	8,783	286,326
Best Buy Co., Inc.	3,372	213,582
Burlington Stores, Inc. (b)	3,693	413,210
CarMax, Inc. (a) (b)	4,409	291,082
Dick’s Sporting Goods, Inc. (a)	4,001	418,665
Gap, Inc. (The)	15,061	123,651
Home Depot, Inc. (The)	832	229,582
Lowe’s Cos., Inc.	2,952	554,415
Murphy USA, Inc.	1,310	360,132
National Vision Holdings, Inc. (a) (b)	3,984	130,077
Ross Stores, Inc.	47,899	4,036,449
Tractor Supply Co.	2,616	486,262

		8,346,657

Technology Hardware, Storage & Peripherals—0.7%
Apple, Inc.	51,148	7,068,654
Samsung Electronics Co., Ltd. (GDR)	2,994	2,760,468
Seagate Technology Holdings plc (a)	23,092	1,229,187

		11,058,309

Textiles, Apparel & Luxury Goods—1.3%
Adidas AG	6,841	793,902
Columbia Sportswear Co.	5,406	363,824
Kering S.A.	3,982	1,760,915
LVMH Moet Hennessy Louis Vuitton SE	20,418	12,002,416
NIKE, Inc. - Class B	41,650	3,461,948
Ralph Lauren Corp. (a)	3,778	320,865

		18,703,870

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp., Ltd.	108,484	3,022,048

Tobacco—0.1%
ITC, Ltd.	327,127	1,328,649
Philip Morris International, Inc.	5,282	438,459

		1,767,108

Trading Companies & Distributors—0.1%
Ferguson plc	14,418	1,501,313

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc. (b)	30,746	4,125,191

Total Common Stocks (Cost $687,213,301)		600,330,283

Convertible Bonds—17.1%

Aerospace/Defense—1.0%
MTU Aero Engines AG 0.125%, 05/17/23 (EUR)	5,700,000	6,854,652
Safran S.A. 0.875%, 05/15/27 (EUR)	7,665,635	8,649,461

		15,504,113

Airlines—1.2%
Southwest Airlines Co. 1.250%, 05/01/25 (a)	15,387,000	17,564,261

Apparel—0.5%
adidas AG 0.050%, 09/12/23 (EUR)	8,400,000	8,014,673

Banks—1.8%
Barclays Bank plc Zero Coupon, 02/04/25	9,793,000	12,470,015
Zero Coupon, 02/18/25 (a)	9,000,000	9,104,310
BofA Finance LLC 0.250%, 05/01/23	4,566,000	4,657,320

		26,231,645

Beverages—0.7%
Remy Cointreau S.A. 0.125%, 09/07/26 (EUR)	5,725,000	9,784,258

BHFTI-193

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.3%
Illumina, Inc. Zero Coupon, 08/15/23 (a)	4,797,000	$4,581,296

Building Materials—0.9%
Sika AG 0.150%, 06/05/25 (CHF)	11,020,000	13,224,021

Commercial Services—1.3%
Amadeus IT Group S.A. 1.500%, 04/09/25 (EUR)	12,500,000	13,550,418
Edenred
Zero Coupon, 09/06/24 (EUR)	3,425,280	1,976,939
Euronet Worldwide, Inc. 0.750%, 03/15/49	4,424,000	3,975,909

		19,503,266

Diversified Financial Services—0.3%
SBI Holdings, Inc. Zero Coupon, 09/13/23 (JPY)	540,000,000	3,762,800

Electrical Components & Equipment—0.4%
Schneider Electric SE Zero Coupon, 06/15/26 (EUR)	3,129,400	5,391,360

Engineering & Construction—0.5%
Cellnex Telecom S.A. 1.500%, 01/16/26 (EUR)	6,400,000	7,173,066

Food—0.3%
Mondelez International Holdings Netherlands B.V. Zero Coupon, 09/20/24 (EUR)	4,200,000	4,138,850

Healthcare-Services—0.5%
Elevance Health, Inc. 2.750%, 10/15/42	1,232,000	7,964,510

Internet—1.9%
Booking Holdings, Inc. 0.750%, 05/01/25 (a)	9,626,000	11,563,714
Expedia Group, Inc. Zero Coupon, 02/15/26 (a)	3,073,000	2,657,936
Palo Alto Networks, Inc. 0.750%, 07/01/23	7,356,000	13,638,024

		27,859,674

Investment Companies—0.6%
Ares Capital Corp. 4.625%, 03/01/24	6,146,000	6,272,761
Sagerpar S.A. Zero Coupon, 04/01/26 (EUR)	3,600,000	3,150,956

		9,423,717

Mining—0.2%
Glencore Funding LLC Zero Coupon, 03/27/25	3,200,000	3,356,704

Oil & Gas—0.8%
Pioneer Natural Resources Co. 0.250%, 05/15/25	5,305,000	11,490,630

Real Estate—0.4%
LEG Immobilien AG 0.875%, 09/01/25 (EUR)	6,100,000	5,279,832

Retail—0.5%
Zalando SE 0.050%, 08/06/25 (EUR)	10,300,000	8,026,908

Semiconductors—1.3%
Microchip Technology, Inc. 0.125%, 11/15/24 (a)	3,267,000	3,308,004
STMicroelectronics NV Zero Coupon, 08/04/25	16,600,000	16,514,676

		19,822,680

Software—0.8%
Akamai Technologies, Inc. 0.125%, 05/01/25	4,600,000	4,673,600
0.375%, 09/01/27 (a)	7,770,000	7,229,985

		11,903,585

Telecommunications—0.9%
America Movil B.V. Zero Coupon, 03/02/24 (EUR)	13,500,000	13,145,735

Total Convertible Bonds (Cost $277,625,257)		253,147,584

U.S. Treasury & Government Agencies—11.8%

Agency Sponsored Mortgage - Backed—4.8%
Fannie Mae 30 Yr. Pool
2.500%, 07/01/50	1,419,436	1,197,718
2.500%, 09/01/51	512,024	434,235
2.500%, 01/01/52	423,235	356,946
3.000%, 01/01/52	632,787	555,564
3.500%, 05/01/52	997,132	902,937
4.000%, 06/01/46	483,110	458,972
4.000%, 07/01/47	536,530	508,224
4.000%, 11/01/47	220,439	208,265
4.000%, 12/01/47	346,042	326,958
4.000%, 01/01/48	357,895	338,479
4.000%, 09/01/48	111,903	105,663
4.000%, 06/01/49	405,659	385,130
4.000%, 10/01/52	850,000	792,266
4.500%, 04/01/39	112,338	108,643
4.500%, 12/01/40	124,336	121,826
4.500%, 05/01/48	43,770	41,984
4.500%, 06/01/48	73,748	70,644
4.500%, 07/01/48	22,060	21,269
4.500%, 11/01/48	1,408,206	1,359,419
4.500%, 01/01/49	168,136	162,922

BHFTI-194

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 06/01/49	150,576	$144,316
5.000%, 07/01/44	334,236	341,908
5.000%, 06/01/48	42,506	41,626
5.000%, 07/01/48	190,350	189,259
5.000%, 08/01/48	258,173	256,000
5.000%, 10/01/48	114,506	112,278
5.000%, 01/01/49	268,537	265,645
Fannie Mae Pool
1.500%, 01/01/31	500,000	395,748
1.800%, 10/01/33	500,000	386,414
2.130%, 11/01/28	1,233,979	1,082,284
2.140%, 12/01/33	450,000	362,379
2.160%, 12/01/33	500,000	394,168
2.500%, 07/01/61	415,357	341,410
2.500%, 09/01/61	972,924	817,213
2.510%, 10/01/30	1,050,000	909,534
2.580%, 03/01/32	498,686	422,285
2.600%, 10/01/31	350,000	301,480
2.730%, 09/01/29	1,149,393	1,032,977
2.770%, 08/01/33	921,000	780,219
3.230%, 01/01/30	462,344	429,671
3.330%, 04/01/35	479,491	430,369
3.490%, 06/01/34	2,364,505	2,155,578
3.500%, 09/01/61	957,914	850,546
3.510%, 09/01/32	300,000	274,761
3.540%, 11/01/32 (c) (d)	600,000	588,375
3.620%, 05/01/32	994,953	925,739
3.660%, 03/01/27	713,501	689,353
3.680%, 09/01/32	613,000	569,877
3.740%, 02/01/29	800,000	767,340
3.750%, 09/01/32	1,030,000	968,068
3.780%, 08/01/32 (c) (d)	780,000	768,056
3.800%, 09/01/32	720,672	676,985
3.870%, 06/01/37	764,000	696,900
4.000%, 08/01/59	685,328	643,689
Fannie Mae REMICS (CMO)
3.500%, 06/25/46	133,354	124,247
3.500%, 05/25/49	481,699	453,973
4.000%, 04/25/42	169,609	161,424
4.000%, 05/25/43	126,865	125,675
5.000%, 04/25/37	29,112	28,934
5.000%, 07/25/39	250,000	254,007
5.000%, 05/25/40	65,000	64,963
6.000%, 01/25/34	104,421	107,219
Fannie Mae Whole Loan Trust (CMO) 5.620%, 11/25/33	240,333	240,996
Fannie Mae-ACES
0.670%, 10/25/30	136,818	122,770
0.750%, 09/25/28	405,301	354,480
1.000%, 11/25/33	873,745	815,152
1.200%, 10/25/30	80,000	68,516
1.764%, 11/25/31 (e)	1,000,000	793,667
2.000%, 10/25/30 (e) (f)	1,307,280	112,765
2.068%, 11/25/33 (e) (f)	8,605,214	773,813
2.114%, 07/25/30 (e) (f)	2,129,473	181,123
2.151%, 04/25/32 (e)	1,620,000	1,317,157
2.593%, 06/25/32	966,000	821,931

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/47	161,372	152,186
4.500%, 06/01/47	386,932	376,066
5.000%, 12/01/48	138,056	137,242
Freddie Mac 30 Yr. Pool
2.500%, 07/01/50	1,421,424	1,199,075
3.000%, 02/01/52	392,047	344,237
3.500%, 10/01/49	185,178	168,434
4.500%, 06/01/48	215,519	208,782
Freddie Mac Multifamily Structured Credit Risk 6.531%, SOFR30A + 4.250%, 05/25/52 (144A)	598,180	607,298
Freddie Mac Multifamily Structured Pass-Through Certificates
3.600%, 02/25/28	1,000,000	951,132
3.850%, 05/25/28 (e)	585,000	559,088
Freddie Mac Pool 3.700%, 06/01/34	750,000	685,563
Freddie Mac REMICS (CMO)
2.500%, 01/15/42	20,166	17,689
3.000%, 07/25/49	273,083	252,122
3.500%, 03/15/35	600,000	566,592
4.000%, 07/15/38	250,000	240,614
4.500%, 10/15/41	653,905	631,464
5.000%, 02/15/40	117,000	120,392
5.000%, 02/15/41	426,517	430,696
5.500%, 03/15/37	171,088	175,308
Freddie Mac STACR Trust (CMO)
3.500%, 05/25/57	435,596	415,134
3.500%, 06/25/57	422,272	400,726
FREMF Mortgage Trust 3.652%, 12/25/51 (144A)	500,000	435,250
Ginnie Mae I 30 Yr. Pool 4.500%, 07/15/39	248,152	244,475
Ginnie Mae II 30 Yr. Pool
2.500%, 08/20/51	471,958	407,335
2.500%, 10/20/51	129,189	111,411
3.000%, 12/20/51	492,448	447,662
3.000%, 03/20/52	791,315	692,378
3.500%, 02/20/52	564,843	513,153
4.000%, 10/20/49	297,375	283,487
4.000%, 01/20/52	388,979	363,955
4.000%, 08/20/52	533,890	499,406
4.200%, 01/20/49	1,205,232	1,133,409
4.250%, 07/20/47	661,356	631,238
4.250%, 10/20/48	1,525,500	1,448,659
4.250%, 12/20/48	727,324	683,448
4.250%, 02/20/50	861,083	809,456
4.500%, 02/20/48	2,147,308	2,083,807
4.500%, 05/20/48	62,178	59,477
4.500%, 06/20/48	710,770	692,230
4.500%, 12/20/48	302,387	291,868
4.500%, 07/20/49	318,490	306,353
4.500%, 09/20/49	697,925	681,512
4.500%, 06/20/52	747,184	730,976
5.000%, 07/20/48	126,015	124,267
5.000%, 12/20/48	402,895	401,055

BHFTI-195

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
5.000%, 03/20/49	680,113	$685,447
5.000%, 05/20/49	723,478	730,502
5.000%, 06/20/52	1,272,712	1,257,504
Ginnie Mae II ARM Pool
4.414%, 1Y H15 + 1.568%, 11/20/71 (e)	436,534	445,083
4.489%, 1Y H15 + 1.625%, 11/20/71 (e)	479,913	490,679
4.522%, 1Y H15 + 1.682%, 04/20/72 (e)	441,598	454,283
4.539%, 1Y H15 + 1.704%, 02/20/72 (e)	593,782	610,861
4.581%, 1Y H15 + 1.786%, 09/20/71 (e)	400,042	412,780
4.584%, 1Y H15 + 1.747%, 10/20/71 (e)	482,783	497,162
4.584%, 1Y H15 + 1.751%, 11/20/71 (e)	446,169	459,918
4.610%, 1Y H15 + 1.778%, 12/20/71 (e)	394,215	407,033
4.667%, 1Y H15 + 1.837%, 08/20/71 (e)	394,847	408,328
4.828%, 1Y H15 + 1.973%, 03/20/72 (e)	348,180	363,107
Government National Mortgage Association (CMO)
2.374%, 1M LIBOR + 0.610%, 03/20/70 (e)	442,633	431,234
2.500%, 05/20/43	14,546	13,795
3.500%, 04/20/49	354,909	336,355
5.500%, 02/20/37	85,998	86,902
5.500%, 04/16/37	91,260	93,151
5.500%, 11/16/39	200,000	207,234
6.000%, 04/17/34	51,058	52,596
Uniform Mortgage-Backed Securities 30 Yr. Pool 3.500%, TBA (g)	5,090,000	4,580,602

		71,133,989

U.S. Treasury—7.0%
U.S. Treasury Bonds
1.125%, 05/15/40	1,365,000	852,965
1.250%, 05/15/50	831,000	465,100
1.375%, 08/15/50	135,000	78,168
1.750%, 08/15/41	560,000	382,878
1.875%, 02/15/41	940,000	665,821
1.875%, 02/15/51 (a)	2,298,000	1,521,348
1.875%, 11/15/51	1,545,000	1,021,692
2.000%, 11/15/41	135,000	96,620
2.000%, 02/15/50	367,000	252,126
2.000%, 08/15/51	500,000	341,523
2.250%, 08/15/46	236,000	169,938
2.250%, 08/15/49	115,000	84,080
2.375%, 02/15/42	625,000	478,906
2.375%, 11/15/49 (a)	570,000	429,237
2.375%, 05/15/51	175,000	130,922
2.500%, 02/15/45	2,810,000	2,142,296
2.750%, 08/15/42	1,600,000	1,299,750
2.750%, 11/15/42 (a)	9,630,000	7,801,429
2.875%, 05/15/43	1,000,000	824,180
2.875%, 08/15/45 (a)	5,000	4,080
2.875%, 05/15/52 (a)	6,505,000	5,455,052
3.000%, 11/15/44	79,000	65,990
3.000%, 02/15/47	65,000	54,344
3.250%, 05/15/42	1,400,000	1,242,500
3.750%, 11/15/43	852,000	809,134
3.875%, 08/15/40	410,000	402,857

U.S. Treasury—(Continued)
U.S. Treasury Coupon Strips
Zero Coupon, 11/15/22	1,725,000	1,719,102
Zero Coupon, 02/15/32	2,375,000	1,641,714
U.S. Treasury Notes
0.375%, 01/31/26	120,000	105,703
0.375%, 09/30/27 (a)	2,330,000	1,943,821
0.500%, 02/28/26	1,780,000	1,570,641
0.625%, 08/15/30	250,000	195,889
0.875%, 06/30/26	1,305,000	1,155,333
0.875%, 09/30/26	147,000	129,320
1.250%, 03/31/28	1,695,000	1,461,474
1.250%, 06/30/28	13,090,000	11,218,539
1.375%, 11/15/31	127,000	103,188
1.500%, 02/15/30 (a)	225,000	190,951
1.625%, 05/15/31	610,000	512,019
1.750%, 05/15/23	5,802,000	5,719,503
1.875%, 02/28/29 (a)	1,300,000	1,144,203
1.875%, 02/15/32	7,675,000	6,503,363
2.250%, 11/15/25	14,920,000	14,049,861
2.500%, 05/31/24 (a)	7,000,000	6,797,656
2.500%, 02/28/26	30,000	28,355
2.625%, 05/31/27	8,670,000	8,138,962
2.750%, 07/31/27	1,850,000	1,742,035
2.875%, 04/30/29	4,865,000	4,541,553
2.875%, 05/15/32	1,040,000	961,513
3.125%, 08/31/27 (a)	2,485,000	2,383,659
3.125%, 08/31/29	2,455,000	2,329,948

		103,361,241

Total U.S. Treasury & Government Agencies (Cost $192,442,983)		174,495,230

Corporate Bonds & Notes—4.3%

Aerospace/Defense—0.2%
BAE Systems plc 1.900%, 02/15/31 (144A)	200,000	151,115
Boeing Co. (The)
1.167%, 02/04/23	80,000	79,012
1.433%, 02/04/24	155,000	147,243
1.950%, 02/01/24	145,000	139,118
2.196%, 02/04/26	1,165,000	1,033,865
2.750%, 02/01/26	102,000	92,338
3.100%, 05/01/26	80,000	73,032
3.250%, 03/01/28	100,000	86,572
4.875%, 05/01/25	100,000	97,571
5.150%, 05/01/30	150,000	138,757
L3Harris Technologies, Inc.
1.800%, 01/15/31	100,000	74,806
4.854%, 04/27/35	50,000	45,137
Northrop Grumman Corp. 3.250%, 01/15/28	150,000	136,486

BHFTI-196

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Raytheon Technologies Corp.
4.150%, 05/15/45	253,000	$202,761
4.350%, 04/15/47	140,000	116,504

		2,614,317

Agriculture—0.1%
Altria Group, Inc. 2.450%, 02/04/32	170,000	119,972
BAT Capital Corp.
2.259%, 03/25/28	95,000	75,563
3.222%, 08/15/24	200,000	192,451
3.734%, 09/25/40	65,000	41,645
4.390%, 08/15/37	65,000	46,371
4.540%, 08/15/47	146,000	96,732
BAT International Finance plc 1.668%, 03/25/26 (a)	70,000	60,509
Bunge, Ltd. Finance Corp. 2.750%, 05/14/31 (a)	250,000	196,657

		829,900

Airlines—0.2%
Air Canada Pass-Through Trust
3.550%, 01/15/30 (144A)	556,640	437,206
3.750%, 12/15/27 (144A)	426,403	381,629
American Airlines Pass-Through Trust 3.200%, 06/15/28	296,800	258,083
3.600%, 09/22/27	138,419	124,053
3.700%, 10/01/26	360,175	306,597
British Airways Pass-Through Trust
3.300%, 12/15/32 (144A)	117,456	99,544
4.125%, 09/20/31 (144A)	445,481	368,557
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	485,800	458,800
Delta Air Lines Pass-Through Trust 3.625%, 07/30/27	90,388	81,425
United Airlines Pass-Through Trust
3.450%, 12/01/27	354,941	312,636
3.700%, 03/01/30	56,638	44,440
4.150%, 04/11/24	323,078	305,714
4.150%, 08/25/31	173,972	156,323

		3,335,007

Auto Manufacturers—0.1%
General Motors Financial Co., Inc.
1.250%, 01/08/26	209,000	179,628
2.350%, 01/08/31	50,000	36,283
2.700%, 06/10/31	85,000	62,397
3.800%, 04/07/25	65,000	61,914
4.350%, 01/17/27	51,000	47,281
Hyundai Capital America
1.150%, 11/10/22 (144A)	181,000	180,341
1.300%, 01/08/26 (144A)	50,000	43,250
1.500%, 06/15/26 (144A)	35,000	29,724
1.800%, 10/15/25 (144A)	250,000	222,340

Auto Manufacturers—(Continued)
Hyundai Capital America
1.800%, 01/10/28 (144A)	100,000	79,655
2.375%, 10/15/27 (144A)	70,000	58,438
2.850%, 11/01/22 (144A)	130,000	129,814
Nissan Motor Co., Ltd. 4.345%, 09/17/27 (144A)	200,000	172,397
Stellantis Finance U.S., Inc. 1.711%, 01/29/27 (144A)	200,000	166,450

		1,469,912

Auto Parts & Equipment—0.0%
Lear Corp. 2.600%, 01/15/32	45,000	33,286

Banks—1.1%
AIB Group plc 4.750%, 10/12/23 (144A)	250,000	246,637
Banco Santander S.A.
2.746%, 05/28/25	200,000	182,870
5.147%, 08/18/25	200,000	194,057
Bank of America Corp.
2.551%, SOFR + 1.050%, 02/04/28 (e)	780,000	678,647
2.572%, SOFR + 1.210%, 10/20/32 (e)	670,000	512,435
2.676%, SOFR + 1.930%, 06/19/41 (e)	130,000	83,961
2.687%, SOFR + 1.320%, 04/22/32 (e)	240,000	187,376
2.972%, SOFR + 1.330%, 02/04/33 (e)	105,000	82,084
3.705%, 3M LIBOR + 1.512%, 04/24/28 (e)	300,000	272,982
3.824%, 3M LIBOR + 1.575%, 01/20/28 (e)	300,000	276,133
4.376%, SOFR + 1.580%, 04/27/28 (e)	145,000	135,870
Bank of Ireland Group plc
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (e)	200,000	165,297
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (e)	200,000	195,715
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (e)	100,000	86,713
Barclays plc
1.007%, 1Y H15 + 0.800%, 12/10/24 (e)	200,000	188,251
5.304%, 1Y H15 + 2.300%, 08/09/26 (e)	225,000	216,162
BNP Paribas S.A.
2.159%, SOFR + 1.218%, 09/15/29 (144A) (e)	200,000	156,457
2.588%, 5Y H15 + 2.050%, 08/12/35 (144A) (e)	200,000	142,857
3.052%, SOFR + 1.507%, 01/13/31 (144A) (e)	270,000	214,775
BPCE S.A. 3.116%, SOFR + 1.730%, 10/19/32 (144A) (e)	250,000	178,853
Citigroup, Inc.
2.520%, SOFR + 1.177%, 11/03/32 (e)	365,000	276,574
2.561%, SOFR + 1.167%, 05/01/32 (e)	240,000	184,239
3.057%, SOFR + 1.351%, 01/25/33 (e)	71,000	55,915
3.668%, 3M LIBOR + 1.390%, 07/24/28 (e)	745,000	670,706
3.887%, 3M LIBOR + 1.563%, 01/10/28 (e)	300,000	276,124
4.400%, 06/10/25	120,000	116,631
Cooperative Rabobank UA 3.750%, 07/21/26	315,000	290,179
Credit Agricole S.A. 1.247%, SOFR + 0.892%, 01/26/27 (144A) (e)	250,000	212,837
Credit Suisse Group AG 4.282%, 01/09/28 (144A)	380,000	322,577

BHFTI-197

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Danske Bank A/S 1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (e)	275,000	$272,455
Deutsche Bank AG 2.129%, SOFR + 1.870%, 11/24/26 (e)	150,000	127,362
Federation des Caisses Desjardins du Quebec 4.400%, 08/23/25 (144A)	200,000	193,386
Goldman Sachs Group, Inc. (The)
1.948%, SOFR + 0.913%, 10/21/27 (e)	1,050,000	897,921
2.383%, SOFR + 1.248%, 07/21/32 (e)	400,000	301,594
2.640%, SOFR + 1.114%, 02/24/28 (e)	124,000	107,587
3.272%, 3M LIBOR + 1.201%, 09/29/25 (e)	350,000	333,389
4.411%, 3M LIBOR + 1.430%, 04/23/39 (e)	140,000	115,999
HSBC Holdings plc
2.206%, SOFR + 1.285%, 08/17/29 (a) (e)	200,000	154,753
2.357%, SOFR + 1.947%, 08/18/31 (e)	200,000	146,992
4.292%, 3M LIBOR + 1.348%, 09/12/26 (e)	250,000	235,782
5.210%, SOFR + 2.610%, 08/11/28 (e)	310,000	289,810
6.500%, 09/15/37	100,000	94,249
Lloyds Banking Group plc
1.627%, 1Y H15 + 0.850%, 05/11/27 (e)	200,000	169,890
4.375%, 03/22/28	283,000	257,266
Macquarie Group, Ltd. 1.340%, SOFR + 1.069%, 01/12/27 (144A) (e)	60,000	51,352
Mitsubishi UFJ Financial Group, Inc.
3.751%, 07/18/39	250,000	195,786
5.063%, 1Y H15 + 1.550%, 09/12/25 (e)	268,000	265,182
Mizuho Financial Group, Inc.
1.234%, 1Y H15 + 0.670%, 05/22/27 (e)	200,000	169,012
2.869%, SOFR + 1.572%, 09/13/30 (e)	200,000	162,797
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (e)	440,000	321,561
3.591%, 3M LIBOR + 1.340%, 07/22/28 (e)	1,000,000	899,590
4.300%, 01/27/45	70,000	55,408
National Australia Bank, Ltd. 3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (e)	390,000	329,208
NatWest Group plc
3.754%, 5Y H15 + 2.100%, 11/01/29 (e)	200,000	184,665
4.269%, 3M LIBOR + 1.762%, 03/22/25 (e)	200,000	194,451
4.892%, 3M LIBOR + 1.754%, 05/18/29 (e)	200,000	182,060
Nordea Bank Abp 5.375%, 09/22/27 (144A)	200,000	194,927
Northern Trust Corp. 3.375%, 3M LIBOR + 1.131%, 05/08/32 (e)	100,000	89,728
Santander UK Group Holdings plc 1.673%, SOFR + 0.989%, 06/14/27 (e)	200,000	166,274
Societe Generale S.A.
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (e)	200,000	169,265
4.250%, 04/14/25 (144A)	350,000	332,708
UBS Group AG
1.494%, 1Y H15 + 0.850%, 08/10/27 (144A) (e)	200,000	168,016
4.125%, 09/24/25 (144A)	200,000	190,975
4.488%, 1Y H15 + 1.550%, 05/12/26 (144A) (e)	500,000	481,897
4.703%, 1Y H15 + 2.050%, 08/05/27 (144A) (e)	200,000	189,600
UniCredit S.p.A. 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (e)	200,000	163,224

Banks—(Continued)
Wells Fargo & Co. 4.400%, 06/14/46	115,000	87,665
Westpac Banking Corp.
3.133%, 11/18/41	593,000	379,273
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (e)	100,000	91,189

		16,218,162

Beverages—0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	425,000	383,028
4.900%, 02/01/46	70,000	60,836
Anheuser-Busch InBev Finance, Inc. 4.700%, 02/01/36	90,000	81,112
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48	235,000	190,638
Constellation Brands, Inc. 5.250%, 11/15/48	25,000	22,401
Keurig Dr Pepper, Inc. 3.430%, 06/15/27	75,000	69,293

		807,308

Biotechnology—0.0%
Amgen, Inc. 2.300%, 02/25/31	200,000	159,055
Biogen, Inc. 2.250%, 05/01/30	68,000	53,548
Gilead Sciences, Inc. 2.600%, 10/01/40	150,000	99,053
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/30	250,000	189,215
Royalty Pharma plc
1.200%, 09/02/25	54,000	47,736
2.150%, 09/02/31	80,000	58,927

		607,534

Building Materials—0.0%
Martin Marietta Materials, Inc.
3.200%, 07/15/51	50,000	31,301
3.450%, 06/01/27	100,000	92,379
Masco Corp.
2.000%, 10/01/30	50,000	37,650
6.500%, 08/15/32	150,000	150,515

		311,845

Chemicals—0.1%
Celanese U.S. Holdings LLC 6.050%, 03/15/25	139,000	135,782
CF Industries, Inc. 4.950%, 06/01/43	190,000	153,089
DuPont de Nemours, Inc. 5.319%, 11/15/38	120,000	108,798
Eastman Chemical Co. 4.500%, 12/01/28	150,000	138,420

BHFTI-198

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
International Flavors & Fragrances, Inc. 3.468%, 12/01/50 (144A)	187,000	$122,396
Nutrien, Ltd.
4.200%, 04/01/29	50,000	46,266
5.000%, 04/01/49	75,000	66,299

		771,050

Commercial Services—0.1%
Ford Foundation (The) 2.815%, 06/01/70	55,000	32,695
Global Payments, Inc.
2.900%, 05/15/30	42,000	33,479
2.900%, 11/15/31	83,000	63,459
3.200%, 08/15/29	99,000	82,489
5.300%, 08/15/29 (a)	57,000	53,605
Pepperdine University 3.301%, 12/01/59	100,000	64,382
Quanta Services, Inc.
2.350%, 01/15/32	115,000	84,607
2.900%, 10/01/30	180,000	143,862
S&P Global, Inc. 2.900%, 03/01/32 (144A)	81,000	67,578
4.250%, 05/01/29 (144A)	147,000	138,075
Triton Container International, Ltd. 1.150%, 06/07/24 (144A)	115,000	104,739
University of Southern California 3.226%, 10/01/2120	100,000	56,936

		925,906

Computers—0.1%
Apple, Inc. 2.700%, 08/05/51 (a)	480,000	316,822
CGI, Inc. 2.300%, 09/14/31	156,000	115,132
Dell International LLC / EMC Corp.
5.450%, 06/15/23 (a)	142,000	142,366
6.020%, 06/15/26	215,000	215,866
Leidos, Inc. 2.300%, 02/15/31	55,000	40,751

		830,937

Cosmetics/Personal Care—0.0%
GSK Consumer Healthcare Capital U.S. LLC 3.375%, 03/24/29 (144A)	250,000	217,887

Diversified Financial Services—0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.750%, 01/30/26	551,000	471,212
4.450%, 04/03/26	150,000	139,935
4.500%, 09/15/23	245,000	241,472
6.500%, 07/15/25	837,000	835,490
Air Lease Corp.
2.875%, 01/15/26	50,000	44,758

Diversified Financial Services—(Continued)
Air Lease Corp.
3.000%, 09/15/23	60,000	58,528
3.250%, 10/01/29	150,000	122,089
3.375%, 07/01/25	261,000	243,183
Aviation Capital Group LLC
3.875%, 05/01/23 (144A)	100,000	98,178
4.125%, 08/01/25 (144A)	80,000	73,184
Avolon Holdings Funding, Ltd.
2.125%, 02/21/26 (144A)	70,000	58,833
2.528%, 11/18/27 (144A)	382,000	298,827
2.875%, 02/15/25 (144A)	164,000	148,355
4.250%, 04/15/26 (144A)	105,000	94,150
4.375%, 05/01/26 (144A)	145,000	129,709
5.500%, 01/15/26 (144A)	185,000	173,991
Brookfield Finance, Inc. 4.850%, 03/29/29	137,000	128,087
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	325,000	306,802
Mitsubishi HC Capital, Inc. 3.559%, 02/28/24 (144A)	200,000	195,715
Nomura Holdings, Inc. 2.648%, 01/16/25	375,000	351,186
Nuveen LLC 4.000%, 11/01/28 (144A)	100,000	92,622
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	190,000	188,877
5.500%, 02/15/24 (144A)	10,000	9,789

		4,504,972

Electric—0.4%
AEP Transmission Co. LLC 3.150%, 09/15/49	30,000	20,343
Alexander Funding Trust 1.841%, 11/15/23 (144A)	200,000	187,145
Ameren Illinois Co. 4.500%, 03/15/49	225,000	192,098
Arizona Public Service Co. 4.700%, 01/15/44	50,000	40,177
Ausgrid Finance Pty, Ltd. 3.850%, 05/01/23 (144A)	150,000	148,853
Baltimore Gas & Electric Co. 3.200%, 09/15/49	205,000	141,432
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	60,000	55,862
Consolidated Edison Co. of New York, Inc. 4.650%, 12/01/48	150,000	127,688
Constellation Energy Generation LLC 5.750%, 10/01/41	120,000	110,465
Duke Energy Corp. 4.500%, 08/15/32	150,000	135,648
Duke Energy Progress LLC
2.900%, 08/15/51	315,000	204,477
3.700%, 10/15/46	120,000	90,492
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	150,000	133,307

BHFTI-199

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Edison International
3.550%, 11/15/24	251,000	$240,976
5.750%, 06/15/27	55,000	53,854
Emera U.S. Finance L.P. 4.750%, 06/15/46	110,000	86,390
Entergy Louisiana LLC 2.900%, 03/15/51	145,000	91,733
Entergy Mississippi LLC 3.850%, 06/01/49	120,000	90,015
Evergy, Inc. 2.900%, 09/15/29	235,000	194,142
Eversource Energy 4.600%, 07/01/27	209,000	201,714
Fells Point Funding Trust 3.046%, 01/31/27 (144A)	245,000	218,260
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	170,000	139,575
4.950%, 09/22/27 (144A)	200,000	195,116
Jersey Central Power & Light Co.
4.300%, 01/15/26 (144A)	115,000	110,392
6.150%, 06/01/37	100,000	97,197
NextEra Energy Capital Holdings, Inc. 5.000%, 07/15/32	365,000	348,491
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	90,000	79,488
2.450%, 12/02/27 (144A)	100,000	81,865
4.450%, 06/15/29 (144A)	100,000	86,740
OGE Energy Corp. 0.703%, 05/26/23	60,000	58,411
Oklahoma Gas and Electric Co. 0.553%, 05/26/23	70,000	68,040
Pacific Gas and Electric Co.
1.700%, 11/15/23	75,000	71,917
2.950%, 03/01/26	55,000	48,521
3.250%, 02/16/24	210,000	202,668
3.450%, 07/01/25	90,000	83,712
3.750%, 08/15/42	37,000	23,430
4.300%, 03/15/45	60,000	39,819
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/36	65,000	58,854
5.099%, 06/01/52	165,000	156,999
5.212%, 12/01/47	85,000	80,446
Public Service Co. of Oklahoma
3.150%, 08/15/51	155,000	99,687
6.625%, 11/15/37	100,000	103,211
Puget Energy, Inc. 2.379%, 06/15/28	60,000	49,922
San Diego Gas & Electric Co. 2.950%, 08/15/51	230,000	149,409
Southern California Edison Co. 4.050%, 03/15/42	150,000	111,783
Southern Power Co. 5.150%, 09/15/41	100,000	87,516
Southwestern Electric Power Co. 3.900%, 04/01/45	40,000	28,759

Electric—(Continued)
Tucson Electric Power Co. 4.850%, 12/01/48	150,000	129,021

		5,556,060

Electronics—0.0%
Arrow Electronics, Inc. 3.875%, 01/12/28	80,000	72,286

Food—0.0%
Campbell Soup Co. 3.125%, 04/24/50	28,000	17,863
Kraft Heinz Foods Co.
4.375%, 06/01/46	64,000	49,753
4.625%, 10/01/39	85,000	70,357
Kroger Co. (The) 4.450%, 02/01/47	120,000	98,385
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	200,000	154,428
5.200%, 04/01/29 (144A)	150,000	140,033
Tyson Foods, Inc. 4.875%, 08/15/34	60,000	55,549

		586,368

Gas—0.1%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	100,000	95,757
4.250%, 07/15/27 (144A)	70,000	64,829
Atmos Energy Corp. 4.125%, 03/15/49	145,000	116,810
Brooklyn Union Gas Co. (The) 3.865%, 03/04/29 (144A)	170,000	151,041
NiSource, Inc. 1.700%, 02/15/31 (a)	100,000	73,998
ONE Gas, Inc. 4.500%, 11/01/48	142,000	112,326
Southern Co. Gas Capital Corp. 3.950%, 10/01/46	185,000	135,714

		750,475

Healthcare-Products—0.0%
Boston Scientific Corp. 4.550%, 03/01/39	60,000	51,945
DH Europe Finance II Sarl 3.250%, 11/15/39	115,000	87,187
Thermo Fisher Scientific, Inc. 2.000%, 10/15/31	140,000	110,358

		249,490

Healthcare-Services—0.1%
Children’s Hospital Corp. (The) 2.928%, 07/15/50	100,000	64,792
CommonSpirit Health
1.547%, 10/01/25	65,000	57,629
2.782%, 10/01/30	70,000	55,866
3.910%, 10/01/50	65,000	46,231

BHFTI-200

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
Cottage Health Obligated Group 3.304%, 11/01/49	110,000	$76,923
Elevance Health, Inc. 4.101%, 03/01/28	140,000	132,412
Hartford HealthCare Corp. 3.447%, 07/01/54 (a)	240,000	174,997
HCA, Inc.
3.500%, 07/15/51	21,000	13,002
5.125%, 06/15/39	110,000	92,309
5.250%, 06/15/26	335,000	323,723
5.500%, 06/15/47	85,000	71,807
MidMichigan Health 3.409%, 06/01/50	40,000	27,823
NYU Langone Hospitals 3.380%, 07/01/55	90,000	62,252
Piedmont Healthcare, Inc. 2.864%, 01/01/52	95,000	60,316
Universal Health Services, Inc. 2.650%, 10/15/30 (144A)	159,000	117,634
Yale-New Haven Health Services Corp. 2.496%, 07/01/50	110,000	65,033

		1,442,749

Home Builders—0.0%
Lennar Corp. 4.500%, 04/30/24	45,000	44,164
MDC Holdings, Inc. 2.500%, 01/15/31	165,000	110,265

		154,429

Insurance—0.1%
AIA Group, Ltd. 3.900%, 04/06/28 (144A)	210,000	196,766
Athene Global Funding
1.450%, 01/08/26 (144A)	65,000	56,515
2.500%, 01/14/25 (144A)	16,000	14,923
2.950%, 11/12/26 (144A)	370,000	326,314
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	85,000	64,942
4.400%, 05/15/42 (a)	200,000	175,809
Corebridge Financial, Inc. 3.850%, 04/05/29 (144A)	55,000	48,474
F&G Global Funding 1.750%, 06/30/26 (144A)	80,000	69,634
Hanover Insurance Group, Inc. (The) 2.500%, 09/01/30	70,000	53,586
Hartford Financial Services Group, Inc. (The)
4.300%, 04/15/43	25,000	19,890
6.100%, 10/01/41	25,000	24,731
Intact U.S. Holdings, Inc. 4.600%, 11/09/22	150,000	150,015
New York Life Global Funding 3.000%, 01/10/28 (144A)	125,000	114,233

Insurance—(Continued)
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	75,000	58,746
Northwestern Mutual Global Funding 1.700%, 06/01/28 (144A)	85,000	70,720
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (e)	97,000	75,319
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	250,000	266,947
Teachers Insurance & Annuity Association of America 4.270%, 05/15/47 (144A)	100,000	81,206

		1,868,770

Internet—0.0%
Amazon.com, Inc. 3.950%, 04/13/52	280,000	229,661

Machinery-Diversified—0.0%
Otis Worldwide Corp. 2.565%, 02/15/30 (a)	235,000	192,212

Media—0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 03/01/42	105,000	66,624
3.700%, 04/01/51	285,000	172,724
4.800%, 03/01/50	240,000	173,134
Comcast Corp.
2.887%, 11/01/51	439,000	274,915
2.937%, 11/01/56	58,000	34,619
2.987%, 11/01/63	22,000	12,742
3.250%, 11/01/39	115,000	84,464
3.450%, 02/01/50	190,000	132,681
Discovery Communications LLC 5.200%, 09/20/47	215,000	158,679
Time Warner Cable LLC
6.550%, 05/01/37	50,000	45,115
6.750%, 06/15/39	265,000	236,882

		1,392,579

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 4.200%, 06/15/35	60,000	54,383

Mining—0.0%
Glencore Funding LLC
2.500%, 09/01/30 (144A)	200,000	152,946
4.125%, 05/30/23 (144A)	61,000	60,613

		213,559

Miscellaneous Manufacturing—0.0%
Eaton Corp. 5.800%, 03/15/37	100,000	99,051
GE Capital International Funding Co., 4.418%, 11/15/35	215,000	192,623

BHFTI-201

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—(Continued)
Siemens Financieringsmaatschappij NV 2.350%, 10/15/26 (144A)	250,000	$224,414

		516,088

Oil & Gas—0.1%
BP Capital Markets America, Inc. 2.939%, 06/04/51 (a)	505,000	320,719
Eni USA, Inc. 7.300%, 11/15/27	100,000	105,402
Exxon Mobil Corp.
2.995%, 08/16/39	140,000	103,910
3.095%, 08/16/49	175,000	121,611
HF Sinclair Corp.
2.625%, 10/01/23 (144A)	120,000	116,139
5.875%, 04/01/26 (144A)	56,000	54,892
Marathon Petroleum Corp. 4.700%, 05/01/25	23,000	22,582
Phillips 66 Co.
3.150%, 12/15/29 (144A)	40,000	33,787
4.900%, 10/01/46 (144A)	80,000	68,530
Pioneer Natural Resources Co. 1.900%, 08/15/30	150,000	114,682
Suncor Energy, Inc. 5.350%, 07/15/33	150,000	139,747
TotalEnergies Capital International S.A.
2.986%, 06/29/41	200,000	142,565
3.127%, 05/29/50	95,000	65,601
3.461%, 07/12/49	55,000	40,129
Valero Energy Corp. 2.150%, 09/15/27	110,000	95,095

		1,545,391

Oil & Gas Services—0.0%
Baker Hughes Holding LLC / Baker Hughes Co-Obligor, Inc. 3.138%, 11/07/29	170,000	144,274
Baker Hughes Holdings LLC 5.125%, 09/15/40	25,000	21,943
Schlumberger Holdings Corp. 3.900%, 05/17/28 (144A)	80,000	72,147

		238,364

Packaging & Containers—0.0%
Graphic Packaging International LLC 1.512%, 04/15/26 (144A)	115,000	100,593
Packaging Corp. of America 4.050%, 12/15/49 (a)	135,000	101,051

		201,644

Pharmaceuticals—0.2%
AbbVie, Inc.
4.050%, 11/21/39	300,000	241,325
4.400%, 11/06/42	205,000	170,243
4.450%, 05/14/46	45,000	36,571
4.550%, 03/15/35	60,000	53,826
4.625%, 10/01/42	90,000	76,386

Pharmaceuticals—(Continued)
AstraZeneca plc
4.000%, 09/18/42	40,000	33,461
6.450%, 09/15/37	50,000	53,962
Bristol-Myers Squibb Co.
4.125%, 06/15/39	105,000	91,769
4.550%, 02/20/48	150,000	131,988
CVS Health Corp.
4.300%, 03/25/28	66,000	62,248
5.050%, 03/25/48	175,000	154,116
5.300%, 12/05/43	200,000	180,350
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	252,854	230,286
5.880%, 01/10/28	261,075	259,866
8.353%, 07/10/31 (144A)	122,240	132,138
Takeda Pharmaceutical Co., Ltd. 3.025%, 07/09/40	515,000	364,430
3.175%, 07/09/50	200,000	132,680
Zoetis, Inc. 2.000%, 05/15/30	140,000	111,190

		2,516,835

Pipelines—0.2%
Cameron LNG LLC 3.701%, 01/15/39 (144A)	163,000	125,232
DT Midstream, Inc. 4.300%, 04/15/32 (144A)	160,000	137,558
Energy Transfer L.P.
4.150%, 09/15/29	90,000	78,474
4.400%, 03/15/27	70,000	65,241
4.750%, 01/15/26	46,000	44,320
4.950%, 05/15/28	80,000	74,640
4.950%, 01/15/43	150,000	115,419
5.500%, 06/01/27	36,000	35,068
6.250%, 04/15/49	70,000	62,099
Enterprise Products Operating LLC 4.950%, 10/15/54	33,000	26,909
Flex Intermediate Holdco LLC
3.363%, 06/30/31 (144A)	140,000	108,929
4.317%, 12/30/39 (144A)	60,000	42,542
Gray Oak Pipeline LLC 3.450%, 10/15/27 (144A)	500,000	442,105
Kinder Morgan Energy Partners L.P. 5.000%, 08/15/42	170,000	138,098
Kinder Morgan, Inc. 5.050%, 02/15/46	80,000	65,346
ONEOK Partners L.P. 5.000%, 09/15/23	70,000	69,769
6.650%, 10/01/36	140,000	131,928
Plains All American Pipeline L.P. / PAA Finance Corp.
3.850%, 10/15/23	113,000	111,379
4.700%, 06/15/44	120,000	85,978
Sabine Pass Liquefaction LLC 4.500%, 05/15/30 (a)	185,000	168,529
Southern Natural Gas Co. LLC
4.800%, 03/15/47 (144A)	102,000	83,303
8.000%, 03/01/32	70,000	76,380

BHFTI-202

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Targa Resources Corp.
4.200%, 02/01/33	40,000	$33,312
5.200%, 07/01/27	209,000	201,053
Texas Eastern Transmission L.P. 3.500%, 01/15/28 (144A)	45,000	40,383
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	130,000	127,800
Williams Cos., Inc. (The) 2.600%, 03/15/31	100,000	78,410

		2,770,204

Real Estate—0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	243,000	226,932

Real Estate Investment Trusts—0.2%
Alexandria Real Estate Equities, Inc.
3.800%, 04/15/26	23,000	21,866
4.000%, 02/01/50	111,000	82,748
American Tower Corp.
1.500%, 01/31/28	150,000	119,930
1.875%, 10/15/30	130,000	96,203
2.950%, 01/15/51 (a)	39,000	23,413
3.100%, 06/15/50	61,000	37,983
3.700%, 10/15/49	210,000	143,530
American Tower Trust 3.652%, 03/15/48 (144A)	160,000	145,566
Boston Properties L.P. 4.500%, 12/01/28	100,000	92,020
Brixmor Operating Partnership L.P.
2.250%, 04/01/28	80,000	64,576
2.500%, 08/16/31	45,000	32,797
3.850%, 02/01/25	60,000	57,656
Corporate Office Properties L.P. 2.750%, 04/15/31	132,000	97,044
Crown Castle International Corp. 4.450%, 02/15/26	100,000	96,381
Equinix, Inc. 2.900%, 11/18/26	135,000	121,107
ERP Operating L.P. 4.150%, 12/01/28	120,000	110,292
Essex Portfolio L.P. 2.650%, 03/15/32	120,000	93,062
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	110,000	99,587
Healthcare Realty Holdings L.P. 2.000%, 03/15/31	80,000	58,762
3.100%, 02/15/30	200,000	163,794
Healthpeak Properties, Inc.
2.125%, 12/01/28	142,000	116,266
3.000%, 01/15/30	110,000	91,944
3.500%, 07/15/29	118,000	103,671
Life Storage L.P.
2.400%, 10/15/31	55,000	41,283
4.000%, 06/15/29	137,000	120,926

Real Estate Investment Trusts—(Continued)
National Retail Properties, Inc. 4.000%, 11/15/25	100,000	95,597
Office Properties Income Trust 3.450%, 10/15/31	95,000	57,399
Physicians Realty L.P. 2.625%, 11/01/31	55,000	41,730
Public Storage
1.950%, 11/09/28	66,000	54,981
2.250%, 11/09/31	55,000	43,308
Regency Centers L.P. 2.950%, 09/15/29	195,000	161,728
Sabra Health Care L.P. 3.200%, 12/01/31	90,000	66,115
Safehold Operating Partnership L.P. 2.850%, 01/15/32	167,000	124,328
SITE Centers Corp. 4.700%, 06/01/27	60,000	55,303
UDR, Inc.
3.000%, 08/15/31	40,000	31,848
3.500%, 07/01/27	100,000	91,554
Ventas Realty L.P. 4.875%, 04/15/49	88,000	74,620
Welltower, Inc. 3.100%, 01/15/30	90,000	74,936
WP Carey, Inc. 2.250%, 04/01/33	135,000	96,023
2.450%, 02/01/32	70,000	52,237

		3,354,114

Retail—0.1%
7-Eleven, Inc.
1.300%, 02/10/28 (144A)	56,000	45,113
2.500%, 02/10/41 (144A)	196,000	121,674
Alimentation Couche-Tard, Inc.
3.439%, 05/13/41 (144A)	20,000	13,623
3.625%, 05/13/51 (144A)	25,000	16,122
3.800%, 01/25/50 (144A)	135,000	90,291
AutoZone, Inc. 1.650%, 01/15/31	180,000	133,710
Home Depot, Inc. (The) 4.950%, 09/15/52	126,000	118,449
Lowe’s Cos., Inc.
3.000%, 10/15/50	105,000	64,297
3.750%, 04/01/32 (a)	100,000	86,500
McDonald’s Corp. 6.300%, 10/15/37	90,000	93,128
Nordstrom, Inc. 4.250%, 08/01/31	121,000	82,885
O’Reilly Automotive, Inc. 3.550%, 03/15/26	60,000	57,176

		922,968

Semiconductors—0.1%
Advanced Micro Devices, Inc. 2.375%, 06/01/30	261,000	215,259

BHFTI-203

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Analog Devices, Inc. 2.800%, 10/01/41	96,000	$67,879
Broadcom, Inc.
1.950%, 02/15/28 (144A)	265,000	217,141
3.137%, 11/15/35 (144A)	270,000	189,189
3.187%, 11/15/36 (144A)	120,000	82,074
KLA Corp.
3.300%, 03/01/50	100,000	70,241
4.650%, 07/15/32	221,000	212,167
Marvell Technology, Inc. 2.950%, 04/15/31	70,000	54,304
Microchip Technology, Inc.
0.972%, 02/15/24 (a)	39,000	36,744
0.983%, 09/01/24	69,000	63,513
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31	145,000	108,968
3.250%, 05/11/41 (a)	150,000	98,379
QUALCOMM, Inc. 4.500%, 05/20/52	100,000	85,759

		1,501,617

Software—0.1%
Activision Blizzard, Inc. 1.350%, 09/15/30	101,000	76,652
Fiserv, Inc. 4.400%, 07/01/49	60,000	46,536
Oracle Corp. 3.600%, 04/01/40	300,000	203,612
Roper Technologies, Inc. 2.000%, 06/30/30 (a)	240,000	183,759
Take-Two Interactive Software, Inc. 3.550%, 04/14/25	55,000	52,772
VMware, Inc.
1.400%, 08/15/26	172,000	147,098
4.650%, 05/15/27	55,000	52,534
Workday, Inc. 3.500%, 04/01/27	114,000	105,449

		868,412

Telecommunications—0.1%
AT&T, Inc.
1.650%, 02/01/28	50,000	41,090
2.250%, 02/01/32 (a)	505,000	381,869
2.300%, 06/01/27	210,000	183,544
3.500%, 06/01/41	115,000	82,832
3.550%, 09/15/55	173,000	113,633
Corning, Inc. 3.900%, 11/15/49	252,000	178,461
Crown Castle Towers LLC 3.663%, 05/15/45 (144A)	225,000	217,862
Rogers Communications, Inc. 4.550%, 03/15/52 (144A)	75,000	59,818
T-Mobile USA, Inc. 3.875%, 04/15/30	190,000	168,533
Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Telefonica Emisiones S.A.U. 4.665%, 03/06/38	150,000	115,947
Verizon Communications, Inc.
2.100%, 03/22/28 (a)	284,000	239,757
2.355%, 03/15/32	145,000	111,190
2.650%, 11/20/40	119,000	77,559
4.125%, 03/16/27	56,000	53,481
Vodafone Group plc 6.250%, 11/30/32	160,000	159,438

		2,185,014

Toys/Games/Hobbies—0.0%
Hasbro, Inc. 3.900%, 11/19/29	149,000	130,318

Transportation—0.0%
Burlington Northern Santa Fe LLC 3.550%, 02/15/50	69,000	51,716
Canadian Pacific Railway Co. 5.750%, 03/15/33	120,000	124,790
CSX Corp.
4.750%, 11/15/48	95,000	83,789
6.150%, 05/01/37	60,000	62,158
Kansas City Southern 4.700%, 05/01/48	80,000	68,513
Norfolk Southern Corp. 3.050%, 05/15/50	150,000	97,753
Union Pacific Corp. 4.100%, 09/15/67	70,000	52,858

		541,577

Total Corporate Bonds & Notes (Cost $75,201,223)		63,760,522

Convertible Preferred Stocks—2.7%

Banks—0.8%
Bank of America Corp. 7.250%, 12/31/49	9,280	10,885,440

Capital Markets—0.4%
KKR & Co., Inc. 6.000%, 09/15/23	101,635	5,530,977

Diversified Financial Services—0.1%
AMG Capital Trust II 5.150%, 10/15/37	39,936	1,941,864

Life Sciences Tools & Services—1.0%
Danaher Corp. 5.000%, 04/15/23 (a)	11,237	15,141,745

BHFTI-204

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Convertible Preferred Stocks—(Continued)

Security Description	Principal Amount*	Value

Machinery—0.4%
Stanley Black & Decker, Inc. 5.250%, 11/15/22	129,927	$6,407,999

Total Convertible Preferred Stocks (Cost $53,566,974)		39,908,025

Asset-Backed Securities—2.0%

Asset-Backed - Automobile—0.6%
American Credit Acceptance Receivables Trust 4.410%, 06/13/28 (144A)	550,000	532,561
Avis Budget Rental Car Funding AESOP LLC 4.000%, 03/20/25 (144A)	500,000	491,245
CarNow Auto Receivables Trust 2021-2 1.300%, 01/15/26 (144A)	430,000	420,303
Credit Acceptance Auto Loan Trust 2.390%, 04/16/29 (144A)	535,000	529,569
Drive Auto Receivables Trust
4.090%, 01/15/26	77,090	77,099
4.090%, 06/15/26	68,904	68,722
DT Auto Owner Trust
0.870%, 05/17/27 (144A)	266,000	249,591
2.730%, 07/15/25 (144A)	114,930	114,781
4.220%, 01/15/27 (144A)	600,000	585,030
Exeter Automobile Receivables Trust
3.110%, 08/15/25 (144A)	446,879	442,074
5.300%, 09/15/27	560,000	548,154
5.980%, 12/15/28	600,000	574,871
6.760%, 09/15/28	700,000	693,131
Flagship Credit Auto Trust
3.790%, 12/16/24 (144A)	9,931	9,932
4.080%, 02/18/25 (144A)	625,000	618,436
4.110%, 10/15/24 (144A)	56,248	56,238
GLS Auto Receivables Trust 3.970%, 01/18/28 (144A)	500,000	459,429
Sonoran Auto Receivables Trust 4.750%, 06/15/25	159,320	157,169
Tricolor Auto Securitization Trust 4.875%, 11/15/26 (144A)	32,355	32,337
US Auto Funding Trust 5.130%, 12/15/25 (144A)	700,000	670,669
Westlake Automobile Receivables Trust
2.120%, 01/15/27 (144A)	1,000,000	903,489
5.480%, 09/15/27 (144A)	1,000,000	969,571

		9,204,401

Asset-Backed - Credit Card—0.0%
Continental Finance Credit Card ABS Master Trust 6.190%, 10/15/30 (144A)	575,000	547,442

Asset-Backed - Other—1.4%
American Homes 4 Rent Trust
3.786%, 10/17/36 (144A)	176,340	170,341
4.691%, 10/17/52 (144A)	100,000	96,977
4.705%, 10/17/36 (144A)	100,000	97,542

Asset-Backed - Other—(Continued)
AMSR Trust
1.355%, 11/17/37 (144A)	782,000	698,519
3.218%, 04/17/37 (144A)	700,000	646,491
Business Jet Securities LLC
2.162%, 04/15/36 (144A)	170,025	149,274
2.981%, 11/15/35 (144A)	158,768	144,805
BXG Receivables Note Trust 4.440%, 02/02/34 (144A)	290,750	276,587
Cars Net Lease Mortgage Notes 3.100%, 12/15/50 (144A)	128,863	112,540
CoreVest American Finance Trust
2.705%, 10/15/52 (144A)	347,873	328,042
3.163%, 10/15/52 (144A)	650,000	558,639
3.880%, 03/15/52 (144A)	320,000	312,165
Diamond Resorts Owner Trust
3.530%, 02/20/32 (144A)	242,160	235,201
4.190%, 01/21/31 (144A)	55,026	54,058
FirstKey Homes Trust
1.266%, 10/19/37 (144A)	793,541	711,062
2.668%, 10/19/37 (144A)	650,000	580,684
4.500%, 07/17/39 (144A)	750,000	643,914
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (e)	400,000	316,838
3.690%, 02/25/24	1,065,000	1,022,400
3.850%, 10/25/26 (144A) (e)	360,000	290,463
4.450%, 01/25/26 (144A) (e)	500,000	429,465
6.190%, 04/25/27 (144A)	400,000	348,947
Foundation Finance Trust 3.860%, 11/15/34 (144A)	58,390	57,242
FREED ABS Trust
2.370%, 11/20/28 (144A)	500,000	443,476
5.790%, 08/20/29 (144A)	720,000	712,102
Lendmark Funding Trust
1.900%, 11/20/31 (144A)	1,100,000	924,174
6.600%, 07/20/32 (144A)	700,000	672,737
LL ABS Trust 5.050%, 11/15/29 (144A)	400,000	381,828
LP LMS Asset Securitization Trust 1.750%, 01/15/29 (144A)	270,902	264,011
Marlette Funding Trust 1.810%, 12/15/31 (144A)	650,000	568,007
NRZ Excess Spread-Collateralized Notes
3.474%, 11/25/26 (144A)	362,849	318,048
3.844%, 12/25/25 (144A)	275,361	251,622
Oportun Issuance Trust 5.050%, 06/09/31 (144A)	500,000	484,808
Orange Lake Timeshare Trust 3.610%, 04/09/38 (144A)	465,106	436,838
Pagaya AI Technology in Housing Trust 4.250%, 08/25/25 (144A)	1,000,000	938,495
Pretium Mortgage Credit Partners LLC
2.240%, 09/27/60 (144A) (h)	348,190	329,729
2.487%, 07/25/51 (144A) (h)	300,651	279,721

BHFTI-205

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Asset-Backed - Other—(Continued)
Progress Residential Trust
1.052%, 04/17/38 (144A)	634,438	$547,230
4.550%, 04/17/27	750,000	656,273
5.200%, 04/17/39 (144A)	330,000	298,131
6.618%, 06/17/39 (144A)	724,000	681,504
SCF Equipment Leasing LLC 3.790%, 11/20/31 (144A)	220,000	190,731
Sierra Timeshare Receivables Funding LLC
2.750%, 08/20/36 (144A)	233,949	219,845
3.120%, 05/20/36 (144A)	130,775	125,057
3.940%, 10/20/38 (144A)	169,812	159,077
Theorem Funding Trust 1.210%, 12/15/27 (144A)	160,823	156,796
Tricon American Homes Trust 3.198%, 03/17/38 (144A)	525,000	475,733
VM Debt Trust 7.460%, 07/18/27	500,000	500,000
VOLT CI LLC 1.992%, 05/25/51 (144A) (h)	223,395	205,203
VOLT XCVII LLC 2.240%, 04/25/51 (144A) (h)	282,856	257,771

		19,761,143

Total Asset-Backed Securities (Cost $31,008,646)		29,512,986

Preferred Stocks—0.7%

Automobiles—0.3%
Volkswagen AG	30,303	3,742,991

Electric Utilities—0.4%
NextEra Energy, Inc.	136,750	6,290,500

Total Preferred Stocks (Cost $12,742,076)		10,033,491

Mortgage-Backed Securities—0.6%

Collateralized Mortgage Obligations—0.3%
BVRT Financing Trust 3.084%, 11/10/22	181,844	181,933
HOME RE, Ltd. 5.131%, SOFR30A + 2.850%, 10/25/34 (144A) (e)	320,000	312,278
LHOME Mortgage Trust 3.228%, 10/25/24 (144A)	72,427	72,427
Seasoned Credit Risk Transfer Trust
3.250%, 11/25/61	373,820	338,600
3.500%, 03/25/58	649,785	622,001
3.500%, 07/25/58	419,943	387,241
Seasoned Loans Structured Transaction 3.500%, 11/25/28	967,668	923,197
Towd Point Mortgage Trust 2.918%, 11/30/60 (144A) (e)	567,445	499,479

Collateralized Mortgage Obligations—(Continued)
TVC Mortgage Trust 3.474%, 09/25/24 (144A)	324,158	322,916
VM Master Issuer LLC 5.163%, 05/24/25 (144A) (e)	400,000	375,390

		4,035,462

Commercial Mortgage-Backed Securities—0.3%
Commercial Mortgage Trust
2.896%, 02/10/37 (144A)	650,000	596,500
3.402%, 02/10/37 (144A)	420,000	377,422
CSMC Trust 3.953%, 09/15/37 (144A)	210,000	190,619
GS Mortgage Securities Trust 3.932%, 10/10/35 (144A) (e)	440,000	401,038
MRCD Mortgage Trust 2.718%, 12/15/36 (144A)	1,420,000	1,293,848
One Lincon Street Commercial Mortgage 5.724%, 10/15/30 (144A) (e)	1,200,000	1,201,651
SBALR Commercial Mortgage Trust 2.825%, 02/13/53 (144A)	810,000	683,395
SLG Office Trust 2.585%, 07/15/41 (144A)	390,000	312,507

		5,056,980

Total Mortgage-Backed Securities (Cost $9,967,160)		9,092,442

Short-Term Investments—16.5%

Mutual Funds—0.0%
State Street U.S. Treasury Liquidity Fund (i)	25,306	25,306

Repurchase Agreement—13.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $193,249,423; collateralized by U.S. Treasury Notes with rates ranging from 0.375% - 0.750%, maturity dates ranging from 07/15/23 - 12/31/23, and an aggregate market value of $197,096,424.	193,231,710	193,231,710

U.S. Treasury—3.4%
U.S. Treasury Bill 1.146%, 10/13/22 (a) (i) (j)	50,000,000	49,963,854

Total Short-Term Investments (Cost $243,237,924)		243,220,870

Securities Lending Reinvestments (k)—7.4%

Certificates of Deposit—2.5%
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (e)	3,000,000	3,000,000

BHFTI-206

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Bank of Nova Scotia
3.460%, FEDEFF PRV + 0.380%, 01/06/23 (e)	1,000,000	$1,000,286
3.470%, SOFR + 0.510%, 03/15/23 (e)	2,000,000	2,000,000
Canadian Imperial Bank of Commerce (NY) 3.210%, SOFR + 0.250%, 02/03/23 (e)	1,000,000	999,908
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (e)	2,000,000	1,999,704
Commonwealth Bank of Australia 3.360%, SOFR + 0.400%, 11/25/22 (e)	2,000,000	2,000,526
Cooperatieve Rabobank UA
3.350%, SOFR + 0.370%, 03/20/23 (e)	2,000,000	2,000,000
3.490%, SOFR + 0.530%, 02/01/23 (e)	2,000,000	2,001,640
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	2,000,000	2,000,316
Credit Industriel et Commercial (NY) 3.170%, SOFR + 0.210%, 11/08/22 (e)	2,000,000	1,999,978
Credit Suisse (NY) 3.370%, FEDEFF PRV + 0.290%, 10/12/22 (e)	1,000,000	1,000,026
Mizuho Bank, Ltd. 3.300%, SOFR + 0.320%, 10/26/22 (e)	2,000,000	2,000,000
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 12/01/22 (e)	4,000,000	4,001,784
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (e)	2,000,000	2,000,238
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (e)	1,000,000	1,000,057
Toronto-Dominion Bank (The)
3.230%, SOFR + 0.250%, 02/09/23 (e)	1,000,000	999,936
3.340%, SOFR + 0.360%, 03/21/23 (e)	2,000,000	2,000,000
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (e)	1,000,000	1,000,460
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (e)	4,000,000	3,998,760

		37,003,619

Commercial Paper—0.4%
DNB Bank ASA 3.440%, SOFR + 0.480%, 06/02/23 (e)	2,000,000	2,000,806
Macquarie Bank Ltd. 3.560%, SOFR + 0.580%, 02/03/23 (e)	2,000,000	2,001,876
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (e)	2,000,000	2,000,000

		6,002,682

Repurchase Agreements—2.2%
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $13,235,196; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $13,496,582.	13,231,943	13,231,943

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $3,000,768; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $3,067,652.	3,000,000	3,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $5,203,104; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $5,317,264.	5,200,000	5,200,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $900,566; collateralized by various Common Stock with an aggregate market value of $1,002,237.	900,000	900,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $1,700,425; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $1,735,156.	1,700,000	1,700,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $600,154; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $666,639.	600,000	600,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $2,201,356; collateralized by various Common Stock with an aggregate market value of $2,447,392.	2,200,000	2,200,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $5,001,313; collateralized by various Common Stock with an aggregate market value of $5,501,444.	5,000,000	5,000,000

		31,831,943

Mutual Funds—2.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (l)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (l)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (l)	7,000,000	7,000,000

BHFTI-207

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (l)	20,000,000	$20,000,000

		34,000,000

Total Securities Lending Reinvestments (Cost $108,832,016)		108,838,244

Total Investments—103.7% (Cost $1,691,837,560)		1,532,339,677
Other assets and liabilities (net)—(3.7)%		(55,253,331)

Net Assets—100.0%		$1,477,086,346

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $146,506,560 and the collateral received consisted of cash in the amount of $108,832,793 and non-cash collateral with a value of $42,777,106. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 0.1% of net assets.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	Interest only security.
(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(h)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	The rate shown represents current yield to maturity.
(j)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2022, the market value of securities pledged was $21,205,659.
(k)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(l)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $50,553,947, which is 3.4% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	06/15/17	2,160	$5,440	$0

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,909,795	CBNA	10/31/22	USD	1,869,539	$5,631
EUR	2,382,893	CBNA	10/31/22	USD	2,397,618	(57,926)
EUR	2,020,128	RBC	10/31/22	USD	1,972,536	10,967
EUR	2,297,299	RBC	10/31/22	USD	2,300,248	(44,600)
EUR	2,299,448	RBC	10/31/22	USD	2,306,215	(48,457)
EUR	1,500,000	SSBT	10/31/22	USD	1,510,841	(38,036)
JPY	853,279,000	SSBT	10/31/22	USD	5,957,495	(47,081)
JPY	1,041,348,000	SSBT	10/31/22	USD	7,379,460	(166,347)

Contracts to Deliver
CHF	14,138,829	TDB	10/31/22	USD	14,771,098	407,669
EUR	4,913,827	CBNA	10/31/22	USD	4,940,515	115,776
EUR	3,393,600	CBNA	10/31/22	USD	3,429,272	97,199
EUR	5,149,165	SSBT	10/31/22	USD	5,314,838	259,028
EUR	2,414,232	SSBT	10/31/22	USD	2,405,398	34,937
EUR	1,972,166	SSBT	10/31/22	USD	2,033,467	97,056
EUR	1,943,963	SSBT	10/31/22	USD	2,009,695	100,976
EUR	1,943,893	SSBT	10/31/22	USD	1,964,217	55,567
EUR	1,915,711	SSBT	10/31/22	USD	1,977,276	96,297

BHFTI-208

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	1,488,486	SSBT	10/31/22	USD	1,518,585	$57,086
EUR	100,731,482	TDB	10/31/22	USD	103,623,281	4,718,072
JPY	2,598,078,643	SSBT	10/31/22	USD	19,188,834	1,192,702

Net Unrealized Appreciation						$6,846,516

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/20/22	497	USD	62,823,906	$(1,935,209)

Futures Contracts—Short
Euro-Bund Futures	12/08/22	(1,162)	EUR	(160,925,380)	6,771,336
Japanese Government 10 Year Bond Futures	12/13/22	(103)	JPY	(15,274,900,000)	(118,612)
MSCI EAFE Index Mini Futures	12/16/22	(859)	USD	(71,322,770)	9,717,847
MSCI Emerging Markets Index Mini Futures	12/16/22	(1,070)	USD	(46,625,250)	6,293,218
Russell 2000 Index Mini Futures	12/16/22	(854)	USD	(71,300,460)	9,404,835
S&P 500 Index E-Mini Futures	12/16/22	(770)	USD	(138,657,750)	18,660,420
U.S. Treasury Note 10 Year Futures	12/20/22	(188)	USD	(21,067,750)	(20,004)

Net Unrealized Appreciation					$48,773,831

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	2.587%	Annually	07/28/32	USD	120,700,000	$(9,622,795)	$(259)	$(9,622,536)
Pay	12M SOFR	Annually	2.643%	Annually	05/23/32	USD	96,200,000	(7,161,349)	124,577	(7,285,926)
Pay	12M SOFR	Annually	2.912%	Annually	08/31/32	USD	94,600,000	(5,037,772)	(4,187)	(5,033,585)
Pay	12M SOFR	Annually	3.150%	Annually	06/15/32	USD	101,500,000	(3,401,052)	95,174	(3,496,226)
Pay	12M SOFR	Annually	3.469%	Annually	09/26/32	USD	54,800,000	(387,409)	11,068	(398,477)

Totals								$(25,610,377)	$226,373	$(25,836,750)

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust Co.
(TDB)—	Toronto Dominion Bank

Currencies

(CHF)—	Swiss Franc
(EUR)—	Euro
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTI-209

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,608,849	$5,806,637	$—	$7,415,486
Air Freight & Logistics	413,638	2,014,694	—	2,428,332
Auto Components	—	4,188,282	—	4,188,282
Automobiles	5,166,009	1,304,523	—	6,470,532
Banks	27,675,608	20,515,601	0	48,191,209
Beverages	2,215,686	17,983,810	—	20,199,496
Biotechnology	17,490,063	859,033	—	18,349,096
Building Products	5,937,315	3,236,791	—	9,174,106
Capital Markets	14,423,755	6,893,470	—	21,317,225
Chemicals	1,764,778	8,179,363	—	9,944,141
Commercial Services & Supplies	740,863	—	—	740,863
Communications Equipment	861,249	—	—	861,249
Construction & Engineering	1,235,046	6,649,179	—	7,884,225
Construction Materials	895,533	—	—	895,533
Consumer Finance	4,490,259	—	—	4,490,259
Containers & Packaging	773,539	—	—	773,539
Diversified Financial Services	1,469,945	—	—	1,469,945
Diversified Telecommunication Services	809,027	—	—	809,027
Electric Utilities	7,653,631	3,341,383	—	10,995,014
Electrical Equipment	6,132,474	3,226,554	—	9,359,028
Electronic Equipment, Instruments & Components	1,185,034	5,915,269	—	7,100,303
Energy Equipment & Services	2,474,412	—	—	2,474,412
Entertainment	1,162,946	956,317	—	2,119,263
Equity Real Estate Investment Trusts	9,214,589	—	—	9,214,589
Food & Staples Retailing	2,154,435	1,683,316	—	3,837,751
Food Products	1,123,723	7,351,501	—	8,475,224
Health Care Equipment & Supplies	13,312,662	5,940,051	—	19,252,713
Health Care Providers & Services	13,037,631	—	—	13,037,631
Hotels, Restaurants & Leisure	17,763,878	436,745	—	18,200,623
Household Durables	949,648	3,794,867	—	4,744,515
Household Products	859,540	163,647	—	1,023,187
Independent Power and Renewable Electricity Producers	—	3,388,356	—	3,388,356
Industrial Conglomerates	423,436	848,663	—	1,272,099
Insurance	15,500,995	19,194,889	—	34,695,884
Interactive Media & Services	10,290,137	3,851,292	—	14,141,429
Internet & Direct Marketing Retail	19,086,098	3,084,074	—	22,170,172
IT Services	12,724,104	7,862,728	—	20,586,832
Life Sciences Tools & Services	1,062,253	2,578,016	—	3,640,269
Machinery	8,326,885	13,664,606	—	21,991,491
Media	3,603,199	—	—	3,603,199
Metals & Mining	348,512	6,449,226	—	6,797,738

BHFTI-210

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Multiline Retail	$3,247,914	$—	$—	$3,247,914
Oil, Gas & Consumable Fuels	14,447,956	12,786,544	—	27,234,500
Personal Products	674,980	3,022,280	—	3,697,260
Pharmaceuticals	12,041,735	19,848,222	—	31,889,957
Professional Services	667,580	4,291,675	—	4,959,255
Real Estate Management & Development	410,528	—	—	410,528
Road & Rail	6,831,120	—	—	6,831,120
Semiconductors & Semiconductor Equipment	25,802,466	10,899,245	—	36,701,711
Software	29,109,275	—	—	29,109,275
Specialty Retail	8,346,657	—	—	8,346,657
Technology Hardware, Storage & Peripherals	11,058,309	—	—	11,058,309
Textiles, Apparel & Luxury Goods	4,146,637	14,557,233	—	18,703,870
Thrifts & Mortgage Finance	—	3,022,048	—	3,022,048
Tobacco	438,459	1,328,649	—	1,767,108
Trading Companies & Distributors	—	1,501,313	—	1,501,313
Wireless Telecommunication Services	4,125,191	—	—	4,125,191
Total Common Stocks	357,710,191	242,620,092	0	600,330,283
Total Convertible Bonds*	—	253,147,584	—	253,147,584
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage - Backed	—	69,777,558	1,356,431	71,133,989
U.S. Treasury	—	103,361,241	—	103,361,241
Total U.S. Treasury & Government Agencies	—	173,138,799	1,356,431	174,495,230
Total Corporate Bonds & Notes*	—	63,760,522	—	63,760,522
Total Convertible Preferred Stocks*	39,908,025	—	—	39,908,025
Asset-Backed Securities
Asset-Backed - Automobile	—	9,204,401	—	9,204,401
Asset-Backed - Credit Card	—	547,442	—	547,442
Asset-Backed - Other	—	19,761,143	—	19,761,143
Total Asset-Backed Securities	—	29,512,986	—	29,512,986
Preferred Stocks
Automobiles	—	3,742,991	—	3,742,991
Electric Utilities	6,290,500	—	—	6,290,500
Total Preferred Stocks	6,290,500	3,742,991	—	10,033,491
Total Mortgage-Backed Securities*	—	9,092,442	—	9,092,442
Short-Term Investments
Mutual Funds	25,306	—	—	25,306
Repurchase Agreement	—	193,231,710	—	193,231,710
U.S. Treasury	—	49,963,854	—	49,963,854
Total Short-Term Investments	25,306	243,195,564	—	243,220,870
Securities Lending Reinvestments
Certificates of Deposit	—	37,003,619	—	37,003,619
Commercial Paper	—	6,002,682	—	6,002,682
Repurchase Agreements	—	31,831,943	—	31,831,943
Mutual Funds	34,000,000	—	—	34,000,000
Total Securities Lending Reinvestments	34,000,000	74,838,244	—	108,838,244
Total Investments	$437,934,022	$1,093,049,224	$1,356,431	$1,532,339,677

Collateral for Securities Loaned (Liability)	$—	$(108,832,793)	$—	$(108,832,793)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$7,248,963	$—	$7,248,963
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(402,447)	—	(402,447)
Total Forward Contracts	$—	$6,846,516	$—	$6,846,516

BHFTI-211

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$50,847,656	$—	$—	$50,847,656
Futures Contracts (Unrealized Depreciation)	(2,073,825)	—	—	(2,073,825)
Total Futures Contracts	$48,773,831	$—	$—	$48,773,831
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(25,836,750)	$—	$(25,836,750)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

BHFTI-212

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—96.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.3%
AAR Corp. (a)	11,200	$401,184
Moog, Inc. - Class A	8,700	612,045

		1,013,229

Air Freight & Logistics—1.1%
Atlas Air Worldwide Holdings, Inc. (a) (b)	9,500	907,915
Hub Group, Inc. - Class A (a)	42,900	2,959,242
Radiant Logistics, Inc. (a)	27,400	155,906

		4,023,063

Airlines—0.3%
Hawaiian Holdings, Inc. (a) (b)	13,100	172,265
SkyWest, Inc. (a)	61,800	1,004,868

		1,177,133

Auto Components—0.4%
Adient plc (a)	32,300	896,325
American Axle & Manufacturing Holdings, Inc. (a)	12,600	86,058
Dana, Inc.	32,400	370,332

		1,352,715

Banks—18.9%
1st Source Corp.	15,491	717,233
American National Bankshares, Inc.	3,500	111,825
Ameris Bancorp	12,500	558,875
Associated Banc-Corp.	58,400	1,172,672
Atlantic Union Bankshares Corp. (b)	23,800	723,044
Bancorp, Inc. (The) (a)	8,300	182,434
BankUnited, Inc.	5,500	187,935
Banner Corp.	6,000	354,480
Brookline Bancorp, Inc.	97,800	1,139,370
Business First Bancshares, Inc.	22,800	490,884
Byline Bancorp, Inc. (b)	46,800	947,700
Cadence Bank	40,960	1,040,794
Capital City Bank Group, Inc.	2,393	74,446
Capstar Financial Holdings, Inc.	46,800	867,204
Cathay General Bancorp	30,468	1,171,799
Central Pacific Financial Corp.	64,201	1,328,319
City Holding Co.	9,209	816,746
Civista Bancshares, Inc.	5,300	110,028
Columbia Banking System, Inc.	26,900	777,141
Community Bank System, Inc.	17,700	1,063,416
Community Trust Bancorp, Inc.	25,516	1,034,674
ConnectOne Bancorp, Inc.	24,300	560,358
Customers Bancorp, Inc. (a)	36,100	1,064,228
CVB Financial Corp.	82,700	2,093,964
Eastern Bankshares, Inc.	89,300	1,753,852
Enterprise Financial Services Corp.	30,300	1,334,412
Equity Bancshares, Inc. - Class A (b)	10,300	305,189
Farmers National Banc Corp.	15,800	206,822
Financial Institutions, Inc.	9,999	240,676
First Bancorp	4,300	157,294
First BanCorp/Puerto Rico	101,600	1,389,888
First Bancshares, Inc. (The) (b)	6,200	185,194
First Citizens BancShares, Inc. - Class A	1,140	909,070

Banks—(Continued)
First Commonwealth Financial Corp. (b)	138,100	1,773,204
First Financial Corp. (b)	20,900	944,471
First Internet Bancorp	13,900	470,654
First Interstate BancSystem, Inc. - Class A (b)	33,019	1,332,317
First Merchants Corp.	31,600	1,222,288
First Western Financial, Inc. (a)	2,800	69,020
FNB Corp.	16,800	194,880
Fulton Financial Corp.	30,300	478,740
Glacier Bancorp, Inc.	20,400	1,002,252
Great Southern Bancorp, Inc.	3,100	176,917
Hancock Whitney Corp.	48,900	2,240,109
Heritage Commerce Corp. (b)	49,139	557,236
Home BancShares, Inc.	88,000	1,980,880
HomeTrust Bancshares, Inc.	17,600	388,960
Hope Bancorp, Inc.	7,224	91,312
Independent Bank Corp./MA	15,372	1,145,675
Independent Bank Corp./MI	7,900	150,890
Independent Bank Group, Inc.	10,900	669,151
Mercantile Bank Corp.	2,700	80,217
Midland States Bancorp, Inc.	13,700	322,909
MVB Financial Corp. (b)	3,700	102,971
National Bank Holdings Corp. - Class A (b)	13,200	488,268
Nicolet Bankshares, Inc. (a) (b)	2,700	190,188
OceanFirst Financial Corp.	134,300	2,503,352
OFG Bancorp	92,045	2,313,091
Old National Bancorp	251,145	4,136,358
Old Second Bancorp, Inc.	61,671	804,807
Origin Bancorp, Inc.	4,900	188,503
Peapack Gladstone Financial Corp.	30,400	1,022,960
Peoples Bancorp, Inc.	9,500	274,835
Pinnacle Financial Partners, Inc.	10,100	819,110
Preferred Bank	4,700	306,581
Premier Financial Corp.	11,980	307,886
QCR Holdings, Inc.	7,100	361,674
Republic Bancorp, Inc. - Class A (b)	4,200	160,860
Sandy Spring Bancorp, Inc.	17,865	629,920
Sierra Bancorp	7,300	144,175
Simmons First National Corp. - Class A	16,300	355,177
SmartFinancial, Inc.	8,085	199,780
South Plains Financial, Inc.	3,000	82,680
SouthState Corp.	31,236	2,471,392
TriCo Bancshares	18,500	826,025
Trustmark Corp.	20,400	624,852
UMB Financial Corp.	24,500	2,065,105
United Community Banks, Inc.	31,400	1,039,340
Valley National Bancorp	36,020	389,016
Veritex Holdings, Inc.	52,800	1,403,952
Washington Federal, Inc.	49,600	1,487,008
Webster Financial Corp.	3,800	171,760
WesBanco, Inc.	6,900	230,253
Westamerica Bancorp	12,700	664,083
Western Alliance Bancorp	5,100	335,274
Wintrust Financial Corp.	21,300	1,737,015

		69,202,299

BHFTI-213

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—7.3%
2seventy bio, Inc. (a) (b)	19,266	$280,320
Agios Pharmaceuticals, Inc. (a)	29,300	828,604
Allovir, Inc. (a) (b)	42,700	336,903
Arcus Biosciences, Inc. (a) (b)	67,578	1,767,841
BioCryst Pharmaceuticals, Inc. (a) (b)	51,600	650,160
Biohaven Pharmaceutical Holding Co., Ltd. (a)	3,300	498,861
Bluebird Bio, Inc. (a) (b)	57,800	365,874
CTI BioPharma Corp. (a) (b)	96,920	564,074
Cytokinetics, Inc. (a)	21,200	1,027,140
Eagle Pharmaceuticals, Inc. (a) (b)	24,500	647,290
Enanta Pharmaceuticals, Inc. (a)	4,100	212,667
EQRx, Inc. (a) (b)	189,300	937,035
Fate Therapeutics, Inc. (a)	20,400	457,164
Iovance Biotherapeutics, Inc. (a)	28,000	268,240
iTeos Therapeutics, Inc. (a) (b)	52,400	998,220
IVERIC bio, Inc. (a)	75,700	1,358,058
Kezar Life Sciences, Inc. (a) (b)	139,503	1,201,121
Kymera Therapeutics, Inc. (a)	63,800	1,388,926
Lexicon Pharmaceuticals, Inc. (a)	420,405	1,008,972
Lyell Immunopharma, Inc. (a) (b)	71,600	524,828
Nuvalent, Inc. - Class A (a) (b)	72,800	1,415,232
Prometheus Biosciences, Inc. (a) (b)	11,000	649,110
Prothena Corp. plc (a)	31,100	1,885,593
REGENXBIO, Inc. (a)	46,800	1,236,924
Relay Therapeutics, Inc. (a)	79,800	1,785,126
SpringWorks Therapeutics, Inc. (a)	42,700	1,218,231
Travere Therapeutics, Inc. (a)	67,000	1,650,880
Twist Bioscience Corp. (a)	24,000	845,760
Veracyte, Inc. (a) (b)	45,100	748,660

		26,757,814

Building Products—0.5%
Resideo Technologies, Inc. (a)	29,200	556,552
UFP Industries, Inc.	16,300	1,176,208

		1,732,760

Capital Markets—1.5%
AssetMark Financial Holdings, Inc. (a)	13,700	250,573
Blucora, Inc. (a)	64,400	1,245,496
Cowen, Inc. - Class A (b)	45,300	1,750,392
Donnelley Financial Solutions, Inc. (a)	13,900	513,883
PJT Partners, Inc. - Class A	3,600	240,552
Stifel Financial Corp. (b)	12,850	667,043
Victory Capital Holdings, Inc. - Class A	28,200	657,342
Virtus Investment Partners, Inc.	800	127,616

		5,452,897

Chemicals—0.9%
AdvanSix, Inc.	22,100	709,410
Avient Corp.	15,800	478,740
Ecovyst, Inc. (a)	16,600	140,104
HB Fuller Co.	8,800	528,880
Minerals Technologies, Inc.	10,100	499,041
Tronox Holding plc - Class A	75,700	927,325

		3,283,500

Commercial Services & Supplies—1.3%
ABM Industries, Inc.	43,500	1,663,005
ACCO Brands Corp.	88,550	433,895
Cimpress plc (a)	1,500	36,720
Ennis, Inc.	10,100	203,313
Geo Group, Inc. (The) (a) (b)	149,100	1,148,070
Heritage-Crystal Clean, Inc. (a)	10,700	316,399
HNI Corp.	9,300	246,543
Steelcase, Inc. - Class A	82,900	540,508

		4,588,453

Communications Equipment—1.3%
Calix, Inc. (a)	26,100	1,595,754
Comtech Telecommunications Corp.	64,900	649,649
Harmonic, Inc. (a) (b)	119,000	1,555,330
NETGEAR, Inc. (a)	41,300	827,652

		4,628,385

Construction & Engineering—2.1%
Arcosa, Inc.	15,000	857,700
Argan, Inc.	45,300	1,457,301
Comfort Systems USA, Inc.	12,500	1,216,625
EMCOR Group, Inc.	13,603	1,570,874
MasTec, Inc. (a)	14,700	933,450
MYR Group, Inc. (a)	13,850	1,173,511
Primoris Services Corp.	25,100	407,875
Tutor Perini Corp. (a)	19,800	109,296

		7,726,632

Construction Materials—0.2%
Summit Materials, Inc. - Class A (a)	34,600	829,016

Consumer Finance—0.7%
Encore Capital Group, Inc. (a) (b)	38,200	1,737,336
Nelnet, Inc. - Class A (b)	2,600	205,894
PROG Holdings, Inc. (a)	51,200	766,976

		2,710,206

Containers & Packaging—0.2%
Greif, Inc. - Class A	11,200	667,184
Myers Industries, Inc.	5,100	83,997
O-I Glass, Inc. (a)	9,900	128,205

		879,386

Diversified Consumer Services—0.4%
2U, Inc. (a)	98,100	613,125
Stride, Inc. (a) (b)	18,000	756,540

		1,369,665

Diversified Telecommunication Services—0.8%
EchoStar Corp. - Class A (a) (b)	70,400	1,159,488
Liberty Latin America, Ltd. - Class A (a)	27,700	171,463
Liberty Latin America, Ltd. - Class C (a)	268,623	1,652,031

		2,982,982

BHFTI-214

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—1.1%
IDACORP, Inc.	13,900	$1,376,239
Otter Tail Corp.	5,300	326,056
Portland General Electric Co.	50,600	2,199,076
Via Renewables, Inc. (b)	22,100	152,711

		4,054,082

Electrical Equipment—1.1%
Allied Motion Technologies, Inc.	15,800	452,196
AZZ, Inc.	9,500	346,845
Encore Wire Corp.	24,000	2,772,960
Powell Industries, Inc. (b)	21,000	442,680

		4,014,681

Electronic Equipment, Instruments & Components—1.3%
Belden, Inc.	4,900	294,098
Benchmark Electronics, Inc.	60,600	1,501,668
OSI Systems, Inc. (a)	25,300	1,823,118
ScanSource, Inc. (a)	47,200	1,246,552

		4,865,436

Energy Equipment & Services—0.7%
Bristow Group, Inc. (a) (b)	3,999	93,937
ChampionX Corp.	39,400	771,058
Helmerich & Payne, Inc.	19,500	720,915
NexTier Oilfield Solutions, Inc. (a)	58,046	429,540
Patterson-UTI Energy, Inc.	13,700	160,016
Solaris Oilfield Infrastructure, Inc. - Class A (b)	21,600	202,176
U.S. Silica Holdings, Inc. (a)	21,200	232,140

		2,609,782

Entertainment—0.1%
Lions Gate Entertainment Corp. - Class A (a) (b)	32,900	244,447

Equity Real Estate Investment Trusts—8.6%
Agree Realty Corp. (b)	53,800	3,635,804
Alexander & Baldwin, Inc. (a)	47,089	780,736
American Assets Trust, Inc.	18,300	470,676
Apple Hospitality REIT, Inc.	111,200	1,563,472
Broadstone Net Lease, Inc.	35,400	549,762
Centerspace	10,700	720,324
Corporate Office Properties Trust	32,400	752,652
DiamondRock Hospitality Co.	45,700	343,207
Equity Commonwealth	68,800	1,675,968
Essential Properties Realty Trust, Inc.	28,200	548,490
First Industrial Realty Trust, Inc.	12,500	560,125
Four Corners Property Trust, Inc. (b)	15,200	367,688
Getty Realty Corp.	27,429	737,566
Gladstone Commercial Corp.	36,000	558,000
Global Medical REIT, Inc. (b)	17,500	149,100
Healthcare Realty Trust, Inc. - Class A	86,400	1,801,440
Highwoods Properties, Inc.	4,300	115,928
Independence Realty Trust, Inc.	47,800	799,694
Kite Realty Group Trust	64,234	1,106,109
NexPoint Residential Trust, Inc.	1,588	73,381
Paramount Group, Inc.	90,600	564,438

Equity Real Estate Investment Trusts—(Continued)
Pebblebrook Hotel Trust	21,900	317,769
Phillips Edison & Co., Inc.	15,900	445,995
Physicians Realty Trust	53,800	809,152
Piedmont Office Realty Trust, Inc. - Class A	66,600	703,296
Plymouth Industrial REIT, Inc.	8,900	149,609
PotlatchDeltic Corp.	31,525	1,293,786
Retail Opportunity Investments Corp.	91,400	1,257,664
RLJ Lodging Trust	54,757	554,141
Ryman Hospitality Properties, Inc.	10,900	802,131
Sabra Health Care REIT, Inc.	38,800	509,056
SITE Centers Corp.	138,500	1,483,335
STAG Industrial, Inc.	60,600	1,722,858
Terreno Realty Corp.	28,800	1,526,112
UMH Properties, Inc.	12,400	200,260
Urban Edge Properties	14,200	189,428
Urstadt Biddle Properties, Inc. - Class A	11,200	173,712
Xenia Hotels & Resorts, Inc.	97,000	1,337,630

		31,350,494

Food & Staples Retailing—0.9%
Andersons, Inc. (The)	31,200	968,136
SpartanNash Co.	38,700	1,123,074
Sprouts Farmers Market, Inc. (a)	36,600	1,015,650
United Natural Foods, Inc. (a)	10,000	343,700

		3,450,560

Food Products—0.8%
Darling Ingredients, Inc. (a)	36,300	2,401,245
Fresh Del Monte Produce, Inc. (b)	10,300	239,372
Seneca Foods Corp. - Class A (a)	4,500	226,980

		2,867,597

Gas Utilities—1.9%
Brookfield Infrastructure Corp. - Class A (b)	13,600	553,520
Chesapeake Utilities Corp.	3,500	403,865
New Jersey Resources Corp. (b)	84,000	3,250,800
Northwest Natural Holding Co.	13,200	572,616
ONE Gas, Inc.	10,400	732,056
Southwest Gas Holdings, Inc. (a)	1,400	97,650
Spire, Inc.	19,939	1,242,798

		6,853,305

Health Care Equipment & Supplies—1.0%
Alphatec Holdings, Inc. (a)	125,400	1,095,996
AngioDynamics, Inc. (a)	25,400	519,684
Bioventus, Inc. - Class A (a) (b)	41,700	291,900
Cue Health, Inc. (a)	36,200	108,962
Embecta Corp.	27,700	797,483
SeaSpine Holdings Corp. (a)	32,900	186,872
Utah Medical Products, Inc.	3,200	272,992
Varex Imaging Corp. (a) (b)	16,100	340,354

		3,614,243

Health Care Providers & Services—1.3%
AdaptHealth Corp. (a)	87,800	1,648,884

BHFTI-215

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Fulgent Genetics, Inc. (a)	10,000	$381,200
Option Care Health, Inc. (a)	83,600	2,630,892

		4,660,976

Health Care Technology—2.3%
Allscripts Healthcare Solutions, Inc. (a)	160,800	2,448,984
Computer Programs & Systems, Inc. (a) (b)	39,700	1,106,836
Evolent Health, Inc. - Class A (a)	52,000	1,868,360
Health Catalyst, Inc. (a)	115,700	1,122,290
NextGen Healthcare, Inc. (a)	111,300	1,970,010

		8,516,480

Hotels, Restaurants & Leisure—0.6%
Bloomin’ Brands, Inc. (b)	36,600	670,878
Bluegreen Vacations Holding Corp.	9,600	158,592
Marriott Vacations Worldwide Corp.	6,300	767,718
Scientific Games Corp. (a)	7,600	325,888
SeaWorld Entertainment, Inc. (a)	7,300	332,223

		2,255,299

Household Durables—1.3%
GoPro, Inc. (a) (b)	77,700	383,061
Lifetime Brands, Inc. (b)	11,600	78,532
Meritage Homes Corp. (a)	20,200	1,419,454
Taylor Morrison Home Corp. (a)	66,400	1,548,448
TRI Pointe Group, Inc. (a)	85,200	1,287,372

		4,716,867

Household Products—0.3%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a)	31,000	1,058,960

Independent Power and Renewable Electricity Producers—0.6%
Clearway Energy, Inc. - Class A	36,900	1,073,790
Clearway Energy, Inc. - Class C	36,800	1,172,080

		2,245,870

Insurance—1.1%
American Equity Investment Life Holding Co.	5,100	190,179
CNO Financial Group, Inc.	28,400	510,348
Employers Holdings, Inc. (b)	18,700	644,963
RLI Corp.	18,175	1,860,757
Selective Insurance Group, Inc.	4,700	382,580
Stewart Information Services Corp.	8,300	362,212

		3,951,039

Interactive Media & Services—0.6%
Cars.com, Inc. (a) (b)	66,400	763,600
QuinStreet, Inc. (a) (b)	41,000	430,500
Yelp, Inc. (a)	27,200	922,352

		2,116,452

IT Services—0.8%
CSG Systems International, Inc.	30,800	1,628,704
IBEX Holdings, Ltd. (a)	9,300	172,701

IT Services—(Continued)
Information Services Group, Inc. (b)	255,200	1,214,752
SolarWinds Corp. (a)	6,600	51,150

		3,067,307

Life Sciences Tools & Services—0.3%
NeoGenomics, Inc. (a)	77,300	665,553
Pacific Biosciences of California, Inc. (a)	78,300	454,532

		1,120,085

Machinery—1.6%
3D Systems Corp. (a) (b)	105,300	840,294
AGCO Corp.	13,700	1,317,529
Douglas Dynamics, Inc.	5,942	166,495
EnPro Industries, Inc.	3,500	297,430
Hillenbrand, Inc. (b)	11,400	418,608
Mueller Industries, Inc.	19,550	1,162,052
Terex Corp.	17,700	526,398
Wabash National Corp.	72,350	1,125,766

		5,854,572

Marine—0.0%
Safe Bulkers, Inc.	59,000	145,730

Media—1.2%
AMC Networks, Inc. - Class A (a)	52,300	1,061,690
Gray Television, Inc.	94,200	1,348,944
John Wiley & Sons, Inc. - Class A	30,710	1,153,468
Sinclair Broadcast Group, Inc. - Class A	37,700	681,993

		4,246,095

Metals & Mining—1.3%
Arconic Corp. (a)	48,000	817,920
ATI, Inc. (a)	9,100	242,151
Coeur Mining, Inc. (a) (b)	26,100	89,262
Commercial Metals Co.	62,000	2,199,760
Constellium SE (a)	48,100	487,734
Materion Corp.	2,900	232,000
Olympic Steel, Inc.	3,800	86,678
Schnitzer Steel Industries, Inc. - Class A	18,000	512,280

		4,667,785

Mortgage Real Estate Investment Trusts—2.9%
Arbor Realty Trust, Inc.	49,200	565,800
Ares Commercial Real Estate Corp. (b)	143,300	1,497,485
Blackstone Mortgage Trust, Inc. - Class A (b)	105,900	2,471,706
Dynex Capital, Inc.	103,900	1,210,435
Ellington Financial, Inc. (b)	31,900	362,703
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	11,800	353,174
KKR Real Estate Finance Trust, Inc. (b)	119,400	1,940,250
Ladder Capital Corp.	106,500	954,240
Ready Capital Corp. (b)	62,100	629,694
Redwood Trust, Inc.	41,700	239,358
TPG RE Finance Trust, Inc.	65,900	461,300

		10,686,145

BHFTI-216

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—0.7%
Avista Corp.	24,100	$892,905
Black Hills Corp.	12,900	873,717
NorthWestern Corp.	10,700	527,296
Unitil Corp.	9,000	418,050

		2,711,968

Oil, Gas & Consumable Fuels—3.6%
Antero Resources Corp. (a)	8,300	253,399
Arch Resources, Inc.	7,050	836,130
Berry Corp. (b)	8,800	66,000
Chord Energy Corp.	11,746	1,606,500
CNX Resources Corp. (a)	19,500	302,835
CONSOL Energy, Inc.	2,700	173,664
CVR Energy, Inc.	19,200	556,416
Delek U.S. Holdings, Inc.	20,329	551,729
Dorian LPG, Ltd. (b)	49,900	677,143
Green Plains, Inc. (a)	25,600	744,192
Murphy Oil Corp.	58,700	2,064,479
Ovintiv, Inc.	46,440	2,136,240
Par Pacific Holdings, Inc. (a)	9,800	160,818
PBF Energy, Inc. - Class A (a)	5,400	189,864
Peabody Energy Corp. (a) (b)	29,100	722,262
Range Resources Corp.	14,800	373,848
REX American Resources Corp. (a)	13,300	371,336
SM Energy Co.	15,700	590,477
Talos Energy, Inc. (a)	13,200	219,780
World Fuel Services Corp.	30,800	721,952

		13,319,064

Paper & Forest Products—0.0%
Louisiana-Pacific Corp.	3,500	179,165

Personal Products—1.5%
BellRing Brands, Inc. (a)	111,700	2,302,137
Edgewell Personal Care Co.	30,300	1,133,220
Herbalife Nutrition, Ltd. (a)	94,600	1,881,594

		5,316,951

Pharmaceuticals—1.1%
Amphastar Pharmaceuticals, Inc. (a)	18,700	525,470
Cara Therapeutics, Inc. (a)	49,000	458,640
CinCor Pharma, Inc. (a)	30,600	1,004,292
Intra-Cellular Therapies, Inc. (a)	15,600	725,868
NGM Biopharmaceuticals, Inc. (a)	56,500	739,020
Supernus Pharmaceuticals, Inc. (a)	15,800	534,830

		3,988,120

Professional Services—2.2%
Barrett Business Services, Inc.	25,160	1,962,480
Heidrick & Struggles International, Inc.	19,900	517,201
Huron Consulting Group, Inc. (a) (b)	17,900	1,185,875
Insperity, Inc.	1,600	163,344
Kelly Services, Inc. - Class A	92,400	1,255,716
Korn Ferry	26,500	1,244,175

Professional Services—(Continued)
TrueBlue, Inc. (a) (b)	85,700	1,635,156

		7,963,947

Real Estate Management & Development—0.5%
Anywhere Real Estate Inc, (a) (b)	57,900	469,569
Kennedy-Wilson Holdings, Inc.	84,983	1,313,837

		1,783,406

Road & Rail—1.2%
ArcBest Corp.	30,800	2,240,084
Avis Budget Group, Inc. (a) (b)	8,100	1,202,526
Covenant Logistics Group, Inc.	6,100	175,070
Heartland Express, Inc. (b)	36,500	522,315
Werner Enterprises, Inc.	6,500	244,400

		4,384,395

Semiconductors & Semiconductor Equipment—1.4%
Amkor Technology, Inc.	93,700	1,597,585
Cohu, Inc. (a) (b)	52,000	1,340,560
Rambus, Inc. (a)	47,200	1,199,824
Veeco Instruments, Inc. (a) (b)	61,600	1,128,512

		5,266,481

Software—1.9%
Avaya Holdings Corp. (a) (b)	427,200	679,248
eGain Corp. (a)	65,100	478,485
LiveRamp Holdings, Inc. (a)	98,550	1,789,668
Marathon Digital Holdings, Inc. (a) (b)	24,673	264,248
Ping Identity Holding Corp. (a)	107,300	3,011,911
Riot Blockchain, Inc. (a) (b)	101,000	708,010
SecureWorks Corp. - Class A (a)	12,051	97,010

		7,028,580

Specialty Retail—2.6%
Abercrombie & Fitch Co. - Class A (a) (b)	7,800	121,290
Academy Sports & Outdoors, Inc.	101,300	4,272,834
Bed Bath & Beyond, Inc. (a) (b)	17,300	105,357
Conn’s, Inc. (a) (b)	50,800	359,664
Genesco, Inc. (a) (b)	6,300	247,716
ODP Corp. (The) (a)	29,800	1,047,470
Signet Jewelers, Ltd.	32,000	1,830,080
Sleep Number Corp. (a) (b)	7,100	240,051
Sonic Automotive, Inc. - Class A (b)	18,800	814,040
Zumiez, Inc. (a)	19,700	424,141

		9,462,643

Technology Hardware, Storage & Peripherals—1.0%
Avid Technology, Inc. (a)	33,600	781,536
Xerox Holdings Corp.	212,600	2,780,808

		3,562,344

Textiles, Apparel & Luxury Goods—0.4%
G-III Apparel Group, Ltd. (a)	48,400	723,580
Kontoor Brands, Inc.	7,300	245,353

BHFTI-217

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Wolverine World Wide, Inc. (b)	24,400	$375,516

		1,344,449

Thrifts & Mortgage Finance—3.5%
Axos Financial, Inc. (a)	27,100	927,633
Capitol Federal Financial, Inc.	39,300	326,190
Essent Group, Ltd.	88,500	3,085,995
Kearny Financial Corp.	43,000	456,660
Luther Burbank Corp.	5,700	66,234
Merchants Bancorp	15,648	360,999
MGIC Investment Corp.	43,900	562,798
Mr Cooper Group, Inc. (a)	18,800	761,400
NMI Holdings, Inc. - Class A (a)	56,400	1,148,868
Northfield Bancorp, Inc.	66,500	951,615
PennyMac Financial Services, Inc.	1,700	72,930
Radian Group, Inc.	203,400	3,923,586

		12,644,908

Trading Companies & Distributors—2.7%
BlueLinx Holdings, Inc. (a) (b)	14,130	877,473
Boise Cascade Co.	22,300	1,325,958
GATX Corp.	7,000	596,050
GMS, Inc. (a)	30,200	1,208,302
MRC Global, Inc. (a)	100,800	724,752
NOW, Inc. (a)	195,700	1,966,785
Rush Enterprises, Inc. - Class A	33,200	1,456,152
Titan Machinery, Inc. (a)	26,200	740,412
Veritiv Corp. (a)	11,000	1,075,470

		9,971,354

Water Utilities—0.3%
American States Water Co.	15,700	1,223,815

Wireless Telecommunication Services—0.2%
Gogo, Inc. (a)	55,383	671,242

Total Common Stocks (Cost $379,111,297)		353,767,256

Short-Term Investment—2.9%

Repurchase Agreement—2.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $10,670,633; collateralized by U.S. Treasury Note at 3.255%, maturing 01/31/24, with a market value of $10,883,093.	10,669,655	10,669,655

Total Short-Term Investments (Cost $10,669,655)		10,669,655

Securities Lending Reinvestments (c)—5.5%
Security Description	Principal Amount*	Value

Repurchase Agreements—5.2%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $2,000,508; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $3,660,470; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $3,732,762.	3,659,571	3,659,571
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $800,205; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $818,041.	800,000	800,000
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $1,300,776; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $1,329,316.	1,300,000	1,300,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $2,001,244; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $2,192,100.	2,000,000	2,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $3,500,866; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value of $3,570,884.	3,500,000	3,500,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $1,000,629; collateralized by various Common Stock with an aggregate market value of $1,113,597.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $400,100; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $408,272.	400,000	400,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $500,127; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $555,532.	500,000	500,000

BHFTI-218

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $300,077; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $333,319.	300,000	$300,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $500,308; collateralized by various Common Stock with an aggregate market value of $556,226.	500,000	500,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $3,000,788; collateralized by various Common Stock with an aggregate market value of $3,300,866.	3,000,000	3,000,000

		18,959,571

Mutual Funds—0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (d)	1,000,000	1,000,000

Total Securities Lending Reinvestments (Cost $19,959,571)		19,959,571

Total Investments—105.1% (Cost $409,740,523)		384,396,482
Other assets and liabilities (net)—(5.1)%		(18,583,993)

Net Assets—100.0%		$365,812,489

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $20,648,268 and the collateral received consisted of cash in the amount of $19,959,571 and non-cash collateral with a value of $1,175,312. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	12/16/22	133	USD	11,104,170	$(1,169,438)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

BHFTI-219

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$353,767,256	$—	$—	$353,767,256
Total Short-Term Investment*	—	10,669,655	—	10,669,655
Securities Lending Reinvestments
Repurchase Agreements	—	18,959,571	—	18,959,571
Mutual Funds	1,000,000	—	—	1,000,000
Total Securities Lending Reinvestments	1,000,000	18,959,571	—	19,959,571
Total Investments	$354,767,256	$29,629,226	$—	$384,396,482

Collateral for Securities Loaned (Liability)	$—	$(19,959,571)	$—	$(19,959,571)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,169,438)	$—	$—	$(1,169,438)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-220

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—66.0% of Net Assets

Security Description	Shares	Value

Banks—1.4%
JPMorgan Chase & Co.	46,730	$4,883,285

Capital Markets—6.5%
BlackRock, Inc.	7,873	4,332,354
Goldman Sachs Group, Inc. (The)	27,075	7,934,329
S&P Global, Inc.	31,879	9,734,253

		22,000,936

Chemicals—4.3%
Linde plc	35,235	9,499,004
Sherwin-Williams Co. (The)	25,024	5,123,664

		14,622,668

Construction & Engineering—1.3%
Vinci S.A.	55,982	4,496,779

Electronic Equipment, Instruments & Components—0.5%
Halma plc	79,829	1,797,504

Food & Staples Retailing—2.3%
Costco Wholesale Corp.	16,235	7,667,303

Health Care Providers & Services—2.7%
UnitedHealth Group, Inc.	17,858	9,019,004

Hotels, Restaurants & Leisure—2.7%
Airbnb, Inc. - Class A (a)	86,639	9,100,561

Insurance—0.6%
AIA Group, Ltd.	233,000	1,934,496

Interactive Media & Services—2.9%
Alphabet, Inc. - Class A (a)	102,866	9,839,133

Internet & Direct Marketing Retail—3.1%
Amazon.com, Inc. (a)	93,674	10,585,162

IT Services—7.2%
Accenture plc - Class A	35,506	9,135,694
MasterCard, Inc. - Class A	30,753	8,744,308
Nomura Research Institute, Ltd.	264,400	6,498,320

		24,378,322

Life Sciences Tools & Services—6.7%
Danaher Corp.	39,724	10,260,312
IQVIA Holdings, Inc. (a)	40,169	7,276,213
Mettler-Toledo International, Inc. (a)	4,778	5,179,925

		22,716,450

Machinery—4.7%
Atlas Copco AB - A Shares	709,110	6,566,494
Cummins, Inc.	45,495	9,258,687

		15,825,181

Personal Products—1.4%
Estee Lauder Cos., Inc. (The) - Class A	22,536	4,865,522

Semiconductors & Semiconductor Equipment—6.9%
ASML Holding NV	21,445	8,895,199
NVIDIA Corp.	43,931	5,332,784
Taiwan Semiconductor Manufacturing Co., Ltd.	408,000	5,362,868
Texas Instruments, Inc.	23,298	3,606,065

		23,196,916

Software—6.0%
Adobe, Inc. (a)	11,683	3,215,162
Dassault Systemes SE	60,542	2,081,052
Roper Technologies, Inc.	16,356	5,882,272
Salesforce, Inc. (a)	63,612	9,149,950

		20,328,436

Specialty Retail—2.5%
Home Depot, Inc. (The)	29,959	8,266,886

Textiles, Apparel & Luxury Goods—2.3%
LVMH Moet Hennessy Louis Vuitton SE	13,066	7,680,653

Total Common Stocks (Cost $216,269,342)		223,205,197

Corporate Bonds & Notes—18.3%

Aerospace/Defense—0.2%
Boeing Co. (The)
3.100%, 05/01/26	20,000	18,258
3.250%, 02/01/35	5,000	3,531
3.550%, 03/01/38	20,000	13,700
3.625%, 03/01/48	5,000	3,110
3.750%, 02/01/50	10,000	6,512
3.850%, 11/01/48	85,000	55,017
3.950%, 08/01/59	70,000	43,488
5.150%, 05/01/30	5,000	4,625
Embraer Netherlands Finance B.V. 5.050%, 06/15/25	370,000	351,962
TransDigm, Inc. 6.250%, 03/15/26 (144A)	55,000	53,350

		553,553

Agriculture—0.0%
Darling Ingredients, Inc. 6.000%, 06/15/30 (144A)	10,000	9,517

Airlines—0.3%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	182,896	157,832
4.125%, 12/15/27 (144A)	124,367	105,355
American Airlines Pass-Through Trust
3.700%, 10/15/25	71,469	62,413
3.750%, 10/15/25	150,569	128,943
4.950%, 02/15/25	87,635	79,682

BHFTI-221

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A)	270,750	$265,005
U.S. Airways Pass-Through Trust 5.900%, 10/01/24	34,021	32,946
United Airlines Pass-Through Trust
3.650%, 10/07/25	61,458	54,096
5.875%, 10/15/27	212,839	205,290

		1,091,562

Auto Manufacturers—0.6%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	105,000	92,471
Ford Motor Co.
3.250%, 02/12/32	25,000	18,008
6.625%, 10/01/28	215,000	209,087
General Motors Co.
5.200%, 04/01/45	265,000	201,776
6.250%, 10/02/43	55,000	47,775
General Motors Financial of Canada, Ltd. 3.250%, 11/07/23 (CAD)	110,000	77,702
Hyundai Capital America
0.875%, 06/14/24 (144A)	350,000	323,300
2.650%, 02/10/25 (144A) (b)	110,000	102,502
2.750%, 09/27/26 (144A)	500,000	441,056
6.375%, 04/08/30 (144A)	175,000	175,374
Kia Corp. 1.750%, 10/16/26 (144A)	200,000	172,404

		1,861,455

Auto Parts & Equipment—0.1%
Aptiv plc 1.600%, 09/15/28 (EUR)	100,000	80,540
Goodyear Tire & Rubber Co. (The) 7.000%, 03/15/28	105,000	104,731

		185,271

Banks—2.7%
ANZ New Zealand International Ltd. 1.250%, 06/22/26 (144A) (b)	375,000	325,382
Banco de Chile 2.990%, 12/09/31 (144A)	200,000	155,077
Banco Santander Chile 3.177%, 10/26/31 (144A)	250,000	198,377
Banco Santander S.A. 1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	200,000	165,455
Bank of America Corp. 2.482%, 5Y H15 + 1.200%, 09/21/36 (c)	83,000	59,950
Bank of Montreal 0.949%, SOFR + 0.603%, 01/22/27 (c)	500,000	432,548
Barclays plc 3.650%, 03/16/25	225,000	212,756
BNP Paribas S.A. 4.625%, 03/13/27 (144A)	355,000	328,020

Banks—(Continued)
Cooperative Rabobank UA 4.375%, 08/04/25	350,000	334,439
Credit Agricole S.A. 4.375%, 03/17/25 (144A)	200,000	191,935
Credit Suisse Group AG 3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	520,000	365,060
Deutsche Bank AG
2.552%, SOFR + 1.318%, 01/07/28 (c)	170,000	138,013
3.729%, SOFR + 2.757%, 01/14/32 (c)	404,000	272,073
DNB Bank ASA 1.535%, 1Y H15 + 0.720%, 05/25/27 (144A) (c)	410,000	352,635
ING Groep NV 1.400%, 1Y H15 + 1.100%, 07/01/26 (144A) (c)	205,000	181,012
Kookmin Bank 1.375%, 05/06/26 (144A)	315,000	278,962
Kreditanstalt fuer Wiederaufbau 1.250%, 08/28/23 (NOK)	4,220,000	380,393
Lloyds Banking Group plc 3.870%, 1Y H15 + 3.500%, 07/09/25 (c)	200,000	192,842
Macquarie Group, Ltd.
1.629%, SOFR + 0.910%, 09/23/27 (144A) (c)	425,000	355,704
2.871%, SOFR + 1.532%, 01/14/33 (144A) (c)	505,000	379,478
Mitsubishi UFJ Financial Group, Inc.
1.640%, 1Y H15 + 0.670%, 10/13/27 (c)	300,000	254,247
2.341%, 1Y H15 + 0.830%, 01/19/28 (c)	245,000	211,660
Mizuho Financial Group, Inc. 2.564%, 09/13/31	205,000	150,545
NatWest Markets plc 0.800%, 08/12/24 (144A)	200,000	183,688
Nordea Bank Abp
0.750%, 08/28/25 (144A)	410,000	361,744
3.600%, 06/06/25 (144A)	205,000	195,939
Santander Holdings U.S.A., Inc. 3.450%, 06/02/25	100,000	93,607
Societe Generale S.A. 4.750%, 11/24/25 (144A)	260,000	245,805
Standard Chartered plc
3.125%, 11/19/24 (EUR)	250,000	237,424
3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (c)	200,000	188,047
Sumitomo Mitsui Financial Group, Inc. 1.402%, 09/17/26	310,000	264,448
TC Ziraat Bankasi AS 5.375%, 03/02/26 (144A)	250,000	208,750
Toronto-Dominion Bank (The) 1.950%, 01/12/27 (b)	730,000	635,115
UniCredit S.p.A. 7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	275,823
Westpac Banking Corp. 1.953%, 11/20/28	400,000	332,508

		9,139,461

Beverages—0.1%
Anheuser-Busch InBev S.A. 2.000%, 01/23/35 (EUR)	345,000	263,034

BHFTI-222

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—(Continued)
Diageo Capital plc 2.125%, 04/29/32	200,000	$154,780

		417,814

Building Materials—0.2%
Cemex S.A.B. de C.V. 3.875%, 07/11/31 (144A)	400,000	315,191
JELD-WEN, Inc. 4.875%, 12/15/27 (144A)	75,000	53,625
Masco Corp.
6.500%, 08/15/32	8,000	8,028
7.750%, 08/01/29	94,000	102,621
Summit Materials LLC/Summit Materials Finance Corp. 5.250%, 01/15/29 (144A)	295,000	259,600

		739,065

Chemicals—0.3%
Albemarle Corp. 5.050%, 06/01/32	200,000	185,329
Ashland LLC 3.375%, 09/01/31 (144A) (b)	160,000	123,667
Braskem Netherlands Finance B.V.
4.500%, 01/10/28	200,000	169,398
4.500%, 01/31/30	200,000	161,640
Celanese U.S. Holdings LLC
6.330%, 07/15/29	40,000	37,281
6.379%, 07/15/32	30,000	27,878
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	125,000	108,791
Orbia Advance Corp. S.A.B. de C.V.
1.875%, 05/11/26 (144A)	210,000	177,450
4.000%, 10/04/27	200,000	173,852

		1,165,286

Commercial Services—0.2%
Adani Ports & Special Economic Zone, Ltd.
3.100%, 02/02/31 (144A)	200,000	143,710
4.200%, 08/04/27	280,000	245,080
Block, Inc. 3.500%, 06/01/31 (b)	55,000	42,642
Gartner, Inc. 3.625%, 06/15/29 (144A)	10,000	8,325
TriNet Group, Inc. 3.500%, 03/01/29 (144A)	85,000	69,233

		508,990

Computers—0.0%
Seagate HDD Cayman
3.375%, 07/15/31	10,000	6,982
4.091%, 06/01/29	15,000	12,041
Western Digital Corp.
2.850%, 02/01/29	10,000	7,771
3.100%, 02/01/32	10,000	6,799

		33,593

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.450%, 03/15/43	40,000	38,610

Diversified Financial Services—1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.000%, 10/29/28	160,000	128,315
3.300%, 01/30/32	260,000	195,538
Aircastle, Ltd. 5.250%, 5Y H15 + 4.410%, 06/15/26 (144A) (c)	35,000	26,253
Ally Financial, Inc.
4.700%, 5Y H15 + 3.868%, 05/15/26 (c)	125,000	97,439
4.700%, 7Y H15 + 3.481%, 05/15/28 (c)	105,000	74,813
Antares Holdings L.P. 6.000%, 08/15/23 (144A)	255,000	252,372
Brookfield Finance I UK plc 2.340%, 01/30/32	175,000	130,876
Brookfield Finance, Inc. 3.900%, 01/25/28	185,000	166,571
Nationstar Mortgage Holdings, Inc. 5.500%, 08/15/28 (144A)	130,000	102,082
Navient Corp. 5.625%, 08/01/33	260,000	174,767
Nomura Holdings, Inc. 2.710%, 01/22/29	245,000	199,410
OneMain Finance Corp.
3.500%, 01/15/27	295,000	229,797
4.000%, 09/15/30 (b)	40,000	28,068
5.625%, 03/15/23	135,000	134,327
8.250%, 10/01/23	65,000	65,726
Power Finance Corp., Ltd. 3.950%, 04/23/30 (144A)	200,000	167,988
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc.
2.875%, 10/15/26 (144A)	495,000	405,900
3.625%, 03/01/29 (144A)	15,000	11,545
3.625%, 03/01/29	720,000	554,148
3.875%, 03/01/31 (144A)	1,330,000	964,056
4.000%, 10/15/33 (144A)	370,000	254,380
Shriram Transport Finance Co. Ltd. 4.400%, 03/13/24	245,000	227,850
Unifin Financiera S.A.B. de C.V.
7.250%, 09/27/23	245,000	31,173
9.875%, 01/28/29	250,000	31,250

		4,654,644

Electric—0.6%
AES Corp. (The) 3.950%, 07/15/30 (144A)	20,000	17,126
CEZ A/S
0.875%, 12/02/26 (EUR)	175,000	147,410
3.000%, 06/05/28 (EUR)	125,000	109,472
Colbun S.A. 3.150%, 03/06/30	295,000	232,650
Edison International 4.950%, 04/15/25	20,000	19,594
EDP Finance B.V. 1.710%, 01/24/28 (144A)	205,000	166,119

BHFTI-223

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	200,000	$145,064
Enel Chile S.A. 4.875%, 06/12/28	110,000	101,801
Engie Energia Chile S.A. 3.400%, 01/28/30	305,000	229,690
Engie S.A. 1.250%, 10/24/41 (EUR)	200,000	110,615
Korea East-West Power Co., Ltd. 1.750%, 05/06/25 (144A)	200,000	183,760
Naturgy Finance B.V. 1.500%, 01/29/28 (EUR)	200,000	172,108
NRG Energy, Inc.
3.625%, 02/15/31 (144A)	205,000	159,900
3.875%, 02/15/32 (144A)	45,000	35,102
Orsted AS 2.125%, 05/17/27 (GBP)	215,000	201,385
Pacific Gas and Electric Co.
3.500%, 08/01/50	35,000	21,300
5.450%, 06/15/27	35,000	32,970

		2,086,066

Energy-Alternate Sources—0.0%
Aydem Yenilenebilir Enerji AS 7.750%, 02/02/27 (144A)	210,000	153,300

Engineering & Construction—0.2%
Cellnex Telecom S.A. 1.750%, 10/23/30 (EUR)	400,000	275,784
Fraport AG Frankfurt Airport Services Worldwide 1.875%, 03/31/28 (EUR)	355,000	292,303
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	37,517
TopBuild Corp. 4.125%, 02/15/32 (144A)	40,000	30,460

		636,064

Entertainment—0.1%
Everi Holdings, Inc. 5.000%, 07/15/29 (144A)	10,000	8,199
Scientific Games International, Inc.
7.000%, 05/15/28 (144A)	110,000	103,713
7.250%, 11/15/29 (144A)	60,000	55,843

		167,755

Environmental Control—0.1%
Covanta Holding Corp. 4.875%, 12/01/29 (144A)	230,000	185,900

Food—0.3%
BRF S.A. 4.875%, 01/24/30	365,000	287,059
Fonterra Co-operative Group, Ltd. 5.500%, 02/26/24 (AUD)	500,000	323,303

Food—(Continued)
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc. 3.750%, 12/01/31 (144A)	85,000	68,046
Pilgrim’s Pride Corp. 3.500%, 03/01/32 (144A)	125,000	94,234
4.250%, 04/15/31 (144A)	40,000	31,931
Post Holdings, Inc. 4.500%, 09/15/31 (144A)	105,000	84,525
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/26	200,000	179,900

		1,068,998

Forest Products & Paper—0.3%
Celulosa Arauco y Constitucion S.A. 4.500%, 08/01/24	200,000	194,852
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	397,085
Suzano Austria GmbH
2.500%, 09/15/28	255,000	199,446
3.125%, 01/15/32	125,000	89,962
3.750%, 01/15/31	60,000	47,007

		928,352

Healthcare-Products—0.0%
DH Europe Finance II S.a.r.l. 0.750%, 09/18/31 (EUR)	140,000	105,377

Healthcare-Services—0.1%
Catalent Pharma Solutions, Inc. 3.125%, 02/15/29 (144A)	55,000	42,419
Centene Corp.
2.500%, 03/01/31	275,000	207,290
2.625%, 08/01/31	5,000	3,768
3.000%, 10/15/30	115,000	91,073
Charles River Laboratories International, Inc.
3.750%, 03/15/29 (144A)	20,000	16,636
4.000%, 03/15/31 (144A)	20,000	16,129
Molina Healthcare, Inc. 3.875%, 05/15/32 (144A)	55,000	45,052
Tenet Healthcare Corp. 6.250%, 02/01/27 (144A)	15,000	13,997

		436,364

Holding Companies-Diversified—0.1%
CK Hutchison International 19, Ltd. 3.625%, 04/11/29 (144A) (b)	225,000	206,818

Home Builders—0.0%
Beazer Homes USA, Inc. 7.250%, 10/15/29 (b)	120,000	94,800

Household Products/Wares—0.0%
Kimberly-Clark de Mexico S.A.B. de C.V. 2.431%, 07/01/31	200,000	159,768

BHFTI-224

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.3%
AIA Group, Ltd.
3.200%, 03/11/25 (144A)	200,000	$192,217
3.600%, 04/09/29	200,000	182,710
3.900%, 04/06/28 (144A)	260,000	243,615
Athene Global Funding
1.608%, 06/29/26 (144A)	100,000	85,041
1.716%, 01/07/25 (144A)	230,000	210,241

		913,824

Internet—1.3%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27 (b)	240,000	215,960
Baidu, Inc. 3.875%, 09/29/23	200,000	196,718
Expedia Group, Inc. 2.950%, 03/15/31 (b)	400,000	310,311
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.500%, 03/01/29 (144A)	95,000	77,699
Netflix, Inc.
4.875%, 04/15/28	140,000	131,028
4.875%, 06/15/30 (144A) (b)	265,000	242,167
5.375%, 11/15/29 (144A)	30,000	28,200
5.875%, 11/15/28	25,000	24,395
6.375%, 05/15/29	45,000	44,675
Tencent Holdings, Ltd.
2.985%, 01/19/23 (144A)	200,000	199,332
3.280%, 04/11/24 (144A)	200,000	194,924
Uber Technologies, Inc.
4.500%, 08/15/29 (144A) (b)	1,285,000	1,080,203
6.250%, 01/15/28 (144A) (b)	780,000	725,400
7.500%, 09/15/27 (144A) (b)	730,000	715,400
8.000%, 11/01/26 (144A)	15,000	14,976
Weibo Corp. 3.500%, 07/05/24 (b)	200,000	191,220

		4,392,608

Investment Companies—0.7%
Ares Capital Corp. 3.200%, 11/15/31	235,000	167,505
Barings BDC, Inc. 3.300%, 11/23/26 (144A)	60,000	49,766
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
4.375%, 02/01/29	1,185,000	953,783
5.250%, 05/15/27	180,000	157,592
Owl Rock Capital Corp.
2.875%, 06/11/28	225,000	171,348
4.250%, 01/15/26	480,000	438,980
Owl Rock Technology Finance Corp.
2.500%, 01/15/27	160,000	128,372
4.750%, 12/15/25 (144A)	230,000	207,030

		2,274,376

Iron/Steel—0.0%
ArcelorMittal 6.750%, 03/01/41	95,000	86,966

Leisure Time—0.3%
Carnival Corp. 5.750%, 03/01/27 (144A)	55,000	38,530
NCL Corp., Ltd.
5.875%, 03/15/26 (144A)	425,000	323,315
5.875%, 02/15/27 (144A)	220,000	183,150
NCL Finance, Ltd. 6.125%, 03/15/28 (144A)	85,000	62,685
Royal Caribbean Cruises, Ltd.
4.250%, 07/01/26 (144A)	260,000	191,122
5.500%, 04/01/28 (144A)	450,000	315,288

		1,114,090

Lodging—0.4%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower ESC
4.875%, 07/01/31 (144A)	70,000	53,449
5.000%, 06/01/29 (144A)	50,000	40,355
Marriott Ownership Resorts, Inc. 4.500%, 06/15/29 (144A)	95,000	75,079
Travel + Leisure Co.
4.500%, 12/01/29 (144A)	1,240,000	961,490
4.625%, 03/01/30 (144A)	65,000	51,379
6.000%, 04/01/27	10,000	9,011
6.625%, 07/31/26 (144A)	10,000	9,367

		1,200,130

Machinery-Diversified—0.0%
John Deere Capital Corp. 0.450%, 06/07/24	125,000	116,589

Media—1.7%
Cable Onda S.A. 4.500%, 01/30/30 (144A)	200,000	157,448
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	1,325,000	1,016,328
4.250%, 01/15/34 (144A)	225,000	161,051
4.500%, 08/15/30 (144A)	275,000	217,481
4.750%, 02/01/32 (144A) (b)	135,000	105,135
5.125%, 05/01/27 (144A)	60,000	54,150
5.500%, 05/01/26 (144A)	25,000	23,688
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
2.300%, 02/01/32	15,000	10,711
2.800%, 04/01/31	30,000	22,679
3.950%, 06/30/62	115,000	68,194
4.400%, 04/01/33	20,000	16,561
4.400%, 12/01/61	635,000	404,541
CSC Holdings LLC
4.625%, 12/01/30 (144A)	2,495,000	1,696,600
5.375%, 02/01/28 (144A)	200,000	174,500
6.500%, 02/01/29 (144A)	200,000	176,500
Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/27 (144A)	40,000	34,484
DISH DBS Corp.
5.125%, 06/01/29	395,000	232,063
5.250%, 12/01/26 (144A)	560,000	458,778

BHFTI-225

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	$181,613
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A)	135,000	112,523
5.250%, 08/15/27 (144A)	75,000	64,069
8.375%, 05/01/27 (b)	210,000	176,592
Time Warner Cable LLC
4.500%, 09/15/42	45,000	31,068
5.500%, 09/01/41	30,000	23,548
Videotron, Ltd. 5.125%, 04/15/27 (144A)	230,000	211,104

		5,831,409

Mining—0.7%
Anglo American Capital plc
2.625%, 09/10/30 (144A)	200,000	153,947
5.625%, 04/01/30 (144A)	200,000	189,219
AngloGold Ashanti Holdings plc 3.375%, 11/01/28	300,000	243,264
Antofagasta plc 5.625%, 05/13/32	200,000	184,750
Corp. Nacional del Cobre de Chile 3.000%, 09/30/29 (144A)	285,000	238,619
FMG Resources Pty, Ltd. 4.375%, 04/01/31 (144A)	85,000	65,251
Freeport-McMoRan, Inc.
4.375%, 08/01/28	325,000	292,649
5.400%, 11/14/34	745,000	662,164
Glencore Funding LLC 1.625%, 09/01/25 (144A)	410,000	368,936
Novelis Corp. 4.750%, 01/30/30 (144A) (b)	50,000	41,000

		2,439,799

Multi-National—0.4%
International Bank for Reconstruction & Development 1.200%, 07/22/26 (CAD)	1,315,000	864,043
Nordic Investment Bank 1.500%, 03/13/25 (NOK)	4,930,000	431,627

		1,295,670

Oil & Gas—1.0%
Continental Resources, Inc.
2.875%, 04/01/32 (144A)	95,000	69,568
5.750%, 01/15/31 (144A)	420,000	379,621
Ecopetrol S.A. 5.875%, 05/28/45	325,000	196,758
Empresa Nacional del Petroleo 3.450%, 09/16/31 (144A)	205,000	160,413
EQT Corp.
3.125%, 05/15/26 (144A)	10,000	9,107
3.625%, 05/15/31 (144A)	155,000	129,218
3.900%, 10/01/27	50,000	45,500
5.000%, 01/15/29	35,000	32,656
5.678%, 10/01/25	30,000	29,816
5.700%, 04/01/28	20,000	19,607

Oil & Gas—(Continued)
Equinor ASA 3.625%, 04/06/40	355,000	283,991
Occidental Petroleum Corp.
6.625%, 09/01/30	285,000	289,275
7.500%, 05/01/31	5,000	5,225
7.875%, 09/15/31	40,000	42,700
8.875%, 07/15/30	235,000	261,626
Ovintiv, Inc.
6.500%, 08/15/34	105,000	102,288
6.500%, 02/01/38	5,000	4,855
6.625%, 08/15/37	25,000	24,468
7.200%, 11/01/31	5,000	5,098
7.375%, 11/01/31	10,000	10,417
8.125%, 09/15/30	10,000	10,794
Petroleos Mexicanos 5.950%, 01/28/31	450,000	303,930
Qatar Energy 2.250%, 07/12/31 (144A)	305,000	245,695
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	190,000
Southwestern Energy Co. 4.750%, 02/01/32	30,000	25,143
Thaioil Treasury Center Co., Ltd. 3.625%, 01/23/23 (144A)	350,000	348,264

		3,226,033

Packaging & Containers—0.0%
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	92,037

Pharmaceuticals—0.9%
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A)	90,000	58,023
5.000%, 01/30/28 (144A)	705,000	259,588
5.000%, 02/15/29 (144A)	20,000	7,755
5.250%, 01/30/30 (144A)	125,000	46,685
5.250%, 02/15/31 (144A)	375,000	141,019
6.250%, 02/15/29 (144A)	20,000	7,463
7.000%, 01/15/28 (144A)	275,000	104,764
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36 (b)	250,000	205,896
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/01/26	495,000	406,148
4.100%, 10/01/46	2,080,000	1,242,968
4.750%, 05/09/27	750,000	636,982

		3,117,291

Pipelines—0.3%
Abu Dhabi Crude Oil Pipeline LLC 3.650%, 11/02/29	385,000	356,606
DCP Midstream Operating L.P.
3.250%, 02/15/32	230,000	181,819
5.125%, 05/15/29 (b)	55,000	51,537
EnLink Midstream Partners L.P. 5.450%, 06/01/47	60,000	43,828

BHFTI-226

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Hess Midstream Operations L.P.
4.250%, 02/15/30 (144A)	65,000	$52,487
5.625%, 02/15/26 (144A)	40,000	37,970
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.
4.875%, 02/01/31	15,000	12,900
5.500%, 03/01/30	20,000	17,950
Western Midstream Operating L.P.
4.300%, 02/01/30	60,000	51,316
5.300%, 03/01/48	80,000	65,800
5.450%, 04/01/44	15,000	12,305
5.500%, 08/15/48	10,000	8,088
5.500%, 02/01/50	50,000	40,375

		932,981

Real Estate—0.2%
Country Garden Holdings Co., Ltd.
2.700%, 07/12/26	270,000	83,227
3.300%, 01/12/31	290,000	85,550
8.000%, 01/27/24	245,000	94,314
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	215,000	199,485
Heimstaden Bostad Treasury B.V. 1.375%, 07/24/28 (EUR)	210,000	158,351
Shimao Group Holdings, Ltd. 3.450%, 01/11/31 (d)	285,000	31,088
Sunac China Holdings, Ltd. 5.950%, 04/26/24 (d)	225,000	31,477

		683,492

Real Estate Investment Trusts—0.3%
EPR Properties 3.600%, 11/15/31	30,000	21,434
GLP Capital L.P. / GLP Financing II, Inc. 3.250%, 01/15/32	45,000	33,827
Iron Mountain, Inc. 4.875%, 09/15/29 (144A)	125,000	102,686
Prologis Euro Finance LLC
0.250%, 09/10/27 (EUR)	320,000	261,416
0.375%, 02/06/28 (EUR)	110,000	89,059
Prologis L.P. 2.250%, 06/30/29 (GBP)	135,000	117,981
Realty Income Corp. 1.625%, 12/15/30 (GBP)	125,000	97,794
SBA Communications Corp. 3.125%, 02/01/29	175,000	140,747
VICI Properties L.P./VICI Note Co., Inc.
4.250%, 12/01/26 (144A)	90,000	81,234
4.500%, 09/01/26 (144A)	75,000	68,492
4.625%, 06/15/25 (144A)	60,000	56,462
5.625%, 05/01/24 (144A)	60,000	58,965

		1,130,097

Retail—0.1%
1011778 BC ULC/New Red Finance, Inc. 4.000%, 10/15/30 (144A)	80,000	63,006
Lithia Motors, Inc. 3.875%, 06/01/29 (144A)	35,000	28,088
Yum! Brands, Inc. 4.625%, 01/31/32	175,000	146,681

		237,775

Semiconductors—0.2%
Broadcom, Inc. 3.187%, 11/15/36 (144A)	85,000	58,136
SK Hynix, Inc. 2.375%, 01/19/31 (144A)	300,000	221,823
TSMC Arizona Corp.
2.500%, 10/25/31	200,000	159,032
4.125%, 04/22/29	330,000	310,907

		749,898

Software—0.0%
MSCI, Inc. 3.250%, 08/15/33 (144A)	50,000	38,611
Oracle Corp. 3.950%, 03/25/51	140,000	92,849

		131,460

Telecommunications—1.5%
America Movil S.A.B. de C.V.
2.125%, 03/10/28 (EUR)	235,000	211,136
2.875%, 05/07/30	200,000	167,964
Bharti Airtel, Ltd. 3.250%, 06/03/31	305,000	245,360
CommScope Technologies LLC 5.000%, 03/15/27 (144A)	580,000	437,900
CommScope, Inc.
4.750%, 09/01/29 (144A)	900,000	734,094
7.125%, 07/01/28 (144A) (b)	65,000	50,174
KT Corp. 2.500%, 07/18/26 (144A)	210,000	191,035
Millicom International Cellular S.A.
6.250%, 03/25/29 (144A)	180,000	152,687
6.625%, 10/15/26	180,000	164,700
MTN Mauritius Investments, Ltd.
4.755%, 11/11/24 (144A)	400,000	382,863
4.755%, 11/11/24	200,000	191,431
Ooredoo International Finance, Ltd. 2.625%, 04/08/31 (144A) (b)	250,000	206,500
T-Mobile USA, Inc.
2.400%, 03/15/29	40,000	32,647
2.700%, 03/15/32	75,000	58,535
3.375%, 04/15/29	970,000	838,061
3.500%, 04/15/31	425,000	357,132
3.875%, 04/15/30	355,000	314,891
Turk Telekomunikasyon AS 6.875%, 02/28/25	360,000	315,410

BHFTI-227

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Turkcell Iletisim Hizmetleri AS 5.800%, 04/11/28	215,000	$169,867

		5,222,387

Transportation—0.1%
Canadian Pacific Railway Co. 1.750%, 12/02/26	265,000	232,041

Total Corporate Bonds & Notes (Cost $76,648,319)		62,049,336

Foreign Government—7.3%

Banks—0.1%
Corp. Financiera de Desarrollo S.A. 2.400%, 09/28/27 (144A)	365,000	302,037

Oil & Gas—0.1%
Korea National Oil Corp. 2.125%, 04/18/27 (144A)	240,000	209,621

Regional Government—0.3%
New South Wales Treasury Corp. 2.000%, 03/08/33 (AUD)	1,480,000	744,044
Province of Quebec Canada 2.300%, 09/01/29 (CAD)	310,000	203,704

		947,748

Sovereign—6.8%
Australia Government Bonds
0.500%, 09/21/26 (AUD)	1,150,000	650,538
5.500%, 04/21/23 (AUD)	950,000	615,226
Brazil Notas do Tesouro Nacional 10.000%, 01/01/31 (BRL)	5,875,000	984,686
Brazilian Government International Bonds
4.500%, 05/30/29 (b)	340,000	302,145
4.625%, 01/13/28	290,000	269,114
Canadian Government Bond 0.500%, 09/01/25 (CAD)	915,000	605,509
Chile Government International Bond 2.550%, 01/27/32 (b)	350,000	274,533
Colombia Government International Bond 3.875%, 04/25/27	200,000	169,578
Colombian TES
6.250%, 11/26/25 (COP)	1,305,500,000	240,979
7.500%, 08/26/26 (COP)	4,868,600,000	902,502
Dominican Republic International Bonds
4.500%, 01/30/30 (144A)	235,000	184,679
4.875%, 09/23/32 (144A)	150,000	112,772
6.000%, 07/19/28 (144A)	200,000	181,204
8.625%, 04/20/27 (144A)	200,000	201,973
Ecuador Government International Bond 5.500%, 07/31/30 (e)	435,000	204,805
Export-Import Bank of India 2.250%, 01/13/31 (144A)	310,000	232,450

Sovereign—(Continued)
Export-Import Bank of Korea 3.000%, 11/01/22	200,000	199,792
Indonesia Government International Bonds
2.850%, 02/14/30	200,000	171,292
4.125%, 01/15/25 (144A)	200,000	195,984
Indonesia Treasury Bonds
7.000%, 09/15/30 (IDR)	5,500,000,000	353,958
7.500%, 05/15/38 (IDR)	6,358,000,000	418,837
Ireland Government Bonds
Zero Coupon, 10/18/31 (EUR)	405,000	314,194
3.400%, 03/18/24 (EUR)	65,000	65,080
Israel Government Bond - Fixed 1.000%, 03/31/30 (ILS)	1,130,000	267,642
Italy Buoni Poliennali Del Tesoro
1.350%, 04/01/30 (EUR)	895,000	723,294
2.000%, 02/01/28 (EUR)	325,000	291,417
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (f)	86,475,940	627,672
Korea Treasury Bonds
0.875%, 12/10/23 (KRW)	500,000,000	337,925
1.125%, 09/10/25 (KRW)	500,000,000	319,646
Malaysia Government Bond 3.480%, 03/15/23 (MYR)	3,295,000	712,715
Mexican Bonos 5.750%, 03/05/26 (MXN)	24,011,500	1,046,219
7.500%, 06/03/27 (MXN)	8,252,400	375,162
8.000%, 12/07/23 (MXN)	1,835,000	88,371
8.500%, 05/31/29 (MXN)	14,420,800	674,450
Mexico Government International Bonds
3.500%, 02/12/34	200,000	151,973
4.000%, 03/15/15 (EUR)	100,000	65,007
New Zealand Government Bonds
0.500%, 05/15/24 (NZD)	1,150,000	606,320
1.500%, 05/15/31 (NZD)	690,000	309,699
3.000%, 04/20/29 (NZD)	455,000	236,548
Nigeria Government International Bond 6.125%, 09/28/28 (144A)	200,000	132,260
Norway Government Bonds
1.750%, 02/17/27 (144A) (NOK)	4,250,000	367,308
2.000%, 05/24/23 (144A) (NOK)	1,477,000	134,873
2.000%, 04/26/28 (144A) (NOK)	3,965,000	341,809
Paraguay Government International Bond 4.950%, 04/28/31 (144A)	200,000	177,939
Peruvian Government International Bonds
2.392%, 01/23/26	125,000	113,353
3.000%, 01/15/34	245,000	183,960
Republic of Italy Government International Bond 2.375%, 10/17/24	280,000	262,322
Republic of Poland Government Bonds
1.250%, 10/25/30 (PLN)	3,000,000	384,918
3.250%, 07/25/25 (PLN)	1,445,000	261,137
Republic of South Africa Government International Bond 5.750%, 09/30/49	965,000	619,047
Romanian Government International Bond 2.000%, 04/14/33 (144A) (EUR)	120,000	69,455

BHFTI-228

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Singapore Government Bonds
2.125%, 06/01/26 (SGD)	1,120,000	$741,598
2.750%, 07/01/23 (SGD)	515,000	356,836
South Africa Government Bonds
7.000%, 02/28/31 (ZAR)	11,655,000	497,688
8.875%, 02/28/35 (ZAR)	5,960,000	269,056
Spain Government Bonds
1.600%, 04/30/25 (144A) (EUR)	180,000	173,505
1.950%, 07/30/30 (144A) (EUR)	310,000	282,072
4.400%, 10/31/23 (144A) (EUR)	525,000	527,356
Sweden Government Bond 0.125%, 05/12/31 (144A) (SEK)	4,200,000	316,994
Turkey Government International Bonds
5.250%, 03/13/30	950,000	678,680
7.625%, 04/26/29	200,000	170,000
United Kingdom Gilt
1.500%, 07/22/26 (GBP)	640,000	641,675
2.750%, 09/07/24 (GBP)	215,000	233,430
4.250%, 06/07/32 (GBP)	125,000	141,391
Uruguay Government International Bonds
4.375%, 01/23/31	170,000	162,614
8.250%, 05/21/31 (UYU)	9,950,000	198,331

		23,125,497

Total Foreign Government (Cost $31,438,926)		24,584,903

U.S. Treasury & Government Agencies—3.8%

U.S. Treasury—3.8%
U.S. Treasury Bond 2.250%, 02/15/52	2,100,000	1,525,781
U.S. Treasury Inflation Indexed Notes 0.375%, 07/15/27 (f)	1,235,404	1,152,605
U.S. Treasury Notes
0.125%, 01/31/23 (g)	335,000	331,121
0.125%, 03/31/23	845,000	829,486
0.125%, 04/30/23	510,000	498,585
0.500%, 11/30/23	1,115,000	1,067,133
0.875%, 01/31/24	3,300,000	3,152,660
1.500%, 02/29/24	530,000	509,670
1.875%, 02/15/32	880,000	745,663
2.250%, 03/31/24	3,105,000	3,011,850

Total U.S. Treasury & Government Agencies (Cost $13,649,516)		12,824,554

Convertible Bonds—2.6%

Airlines—0.3%
JetBlue Airways Corp. 0.500%, 04/01/26	35,000	24,850
Southwest Airlines Co. 1.250%, 05/01/25	885,000	1,010,228

		1,035,078

Biotechnology—0.6%
BioMarin Pharmaceutical, Inc.
0.599%, 08/01/24	1,590,000	1,575,424
1.250%, 05/15/27 (b)	50,000	49,655
Ionis Pharmaceuticals, Inc. Zero Coupon, 04/01/26	85,000	83,990
Livongo Health, Inc. 0.875%, 06/01/25	520,000	433,680

		2,142,749

Entertainment—0.0%
Penn Entertainment, Inc. 2.750%, 05/15/26	20,000	27,990

Healthcare-Services—0.4%
Teladoc Health, Inc. 1.250%, 06/01/27	1,985,000	1,451,631

Internet—0.3%
Snap, Inc. Zero Coupon, 05/01/27	80,000	55,160
Spotify USA, Inc. Zero Coupon, 03/15/26	70,000	54,950
Twitter, Inc. Zero Coupon, 03/15/26	25,000	22,886
Uber Technologies, Inc. Zero Coupon, 12/15/25	830,000	688,823
Zillow Group, Inc. 1.375%, 09/01/26	10,000	9,665

		831,484

Leisure Time—0.1%
NCL Corp., Ltd. 1.125%, 02/15/27	625,000	391,420
Peloton Interactive, Inc. Zero Coupon, 02/15/26	15,000	10,051

		401,471

Media—0.8%
Dish Network Corp.
Zero Coupon, 12/15/25	975,000	639,600
3.375%, 08/15/26	2,945,000	2,026,160

		2,665,760

Software—0.1%
Bentley Systems, Inc. 0.375%, 07/01/27	5,000	3,767
Nutanix, Inc. 0.250%, 10/01/27	55,000	41,360
RingCentral, Inc. Zero Coupon, 03/15/26	60,000	46,140
Splunk, Inc. 1.125%, 06/15/27	135,000	106,215

		197,482

Total Convertible Bonds (Cost $10,659,923)		8,753,645

BHFTI-229

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Convertible Preferred Stocks—0.2%

Security Description	Principal Amount*	Value

Pipelines—0.0%
El Paso Energy Capital Trust I 4.750%, 03/31/28	2,834	$129,996

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. 5.250%, 06/01/23	502	564,700

Total Convertible Preferred Stocks (Cost $640,548)		694,696

Municipals—0.2%

Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $624,829)	625,000	544,728

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	70,594	50,163

Total Mortgage-Backed Securities (Cost $65,878)		50,163

Short-Term Investments—1.3%

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $3,748,677; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $3,823,317.	3,748,333	3,748,333

U.S. Treasury—0.2%
U.S. Treasury Bill 1.556%, 10/06/22 (b) (h)	835,000	834,829

Total Short-Term Investments (Cost $4,583,119)		4,583,162

Securities Lending Reinvestments (i)—1.0%

Repurchase Agreements—0.5%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $200,051; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $204,000.	200,000	200,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $158,008; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $161,129.	157,970	157,970

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $400,102; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $409,020.	400,000	400,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $400,239; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $409,020.	400,000	400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $250,157; collateralized by various Common Stock with an aggregate market value of $278,399.	250,000	250,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $29,526; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $30,129.	29,519	29,519
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $200,123; collateralized by various Common Stock with an aggregate market value of $222,490.	200,000	200,000

		1,637,489

Mutual Funds—0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares 2.730% (j)	400,000	400,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (j)	600,000	600,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (j)	200,000	200,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (j)	539,015	539,015

		1,739,015

Total Securities Lending Reinvestments (Cost $3,376,504)		3,376,504

Total Investments—100.7% (Cost $357,956,904)		340,666,888
Other assets and liabilities (net)—(0.7)%		(2,363,465)

Net Assets—100.0%		$338,331,732

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $5,075,755 and the collateral received consisted of cash in the amount of $3,376,504 and non-cash collateral with a value of $1,839,884. The cash collateral investments are disclosed in the Schedule of Investments and categorized

BHFTI-230

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2022, the market value of securities pledged was $98,842.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(j)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $35,276,693, which is 10.4% of net assets.

Country Diversification as of September 30, 2022 (Unaudited)	% of Net Assets
United States	65.4
France	4.5
United Kingdom	4.0
Netherlands	2.8
Japan	2.4
Sweden	2.1
Taiwan	1.7
Mexico	1.3
Australia	1.1
Canada	1.1

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,450,000	HSBCU	12/21/22	USD	977,053	$(48,311)
EUR	400,000	MSC	12/21/22	USD	402,749	(8,335)
EUR	11,139,000	MSC	12/21/22	USD	11,367,439	(383,976)
GBP	796,000	UBSA	12/21/22	USD	921,195	(31,377)
JPY	1,082,160,000	CSI	12/21/22	USD	7,614,089	(70,549)
KRW	813,000,000	BOA	12/21/22	USD	583,549	(13,609)

Contracts to Deliver
AUD	1,450,000	HSBCU	12/21/22	USD	942,756	14,013
AUD	938,000	HSBCU	12/22/22	USD	609,908	9,090
COP	5,750,000,000	CSI	12/21/22	USD	1,285,562	56,151
IDR	12,100,000,000	UBSA	12/21/22	USD	809,603	17,002
KRW	813,000,000	BOA	12/21/22	USD	570,847	907
KRW	935,594,000	BOA	12/22/22	USD	656,972	1,036
MXN	29,008,000	BOA	12/21/22	USD	1,423,629	3,388
NZD	660,000	MSC	12/21/22	USD	397,004	27,471

Cross Currency Contracts to Buy
EUR	378,084	MSC	12/21/22	NOK	3,786,000	24,445

Net Unrealized Depreciation						$(402,654)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note Ultra 10 Year Futures	12/20/22	3	USD	355,453	$(20,960)
U.S. Treasury Ultra Long Bond Futures	12/20/22	13	USD	1,781,000	(142,879)

Net Unrealized Depreciation					$(163,839)

BHFTI-231

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(CSI)—	Credit Suisse International
(HSBCU)—	HSBC Bank USA
(MSC)—	Morgan Stanley & Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$4,883,285	$—	$—	$4,883,285
Capital Markets	22,000,936	—	—	22,000,936
Chemicals	14,622,668	—	—	14,622,668
Construction & Engineering	—	4,496,779	—	4,496,779
Electronic Equipment, Instruments & Components	—	1,797,504	—	1,797,504
Food & Staples Retailing	7,667,303	—	—	7,667,303
Health Care Providers & Services	9,019,004	—	—	9,019,004
Hotels, Restaurants & Leisure	9,100,561	—	—	9,100,561
Insurance	—	1,934,496	—	1,934,496
Interactive Media & Services	9,839,133	—	—	9,839,133
Internet & Direct Marketing Retail	10,585,162	—	—	10,585,162
IT Services	17,880,002	6,498,320	—	24,378,322
Life Sciences Tools & Services	22,716,450	—	—	22,716,450

BHFTI-232

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery	$9,258,687	$6,566,494	$—	$15,825,181
Personal Products	4,865,522	—	—	4,865,522
Semiconductors & Semiconductor Equipment	8,938,849	14,258,067	—	23,196,916
Software	18,247,384	2,081,052	—	20,328,436
Specialty Retail	8,266,886	—	—	8,266,886
Textiles, Apparel & Luxury Goods	—	7,680,653	—	7,680,653
Total Common Stocks	177,891,832	45,313,365	—	223,205,197
Total Corporate Bonds & Notes*	—	62,049,336	—	62,049,336
Total Foreign Government*	—	24,584,903	—	24,584,903
Total U.S. Treasury & Government Agencies*	—	12,824,554	—	12,824,554
Total Convertible Bonds*	—	8,753,645	—	8,753,645
Convertible Preferred Stocks
Pipelines	129,996	—	—	129,996
Wireless Telecommunication Services	—	564,700	—	564,700
Total Convertible Preferred Stocks	129,996	564,700	—	694,696
Total Municipals*	—	544,728	—	544,728
Total Mortgage-Backed Securities*	—	50,163	—	50,163
Total Short-Term Investments*	—	4,583,162	—	4,583,162
Securities Lending Reinvestments
Repurchase Agreements	—	1,637,489	—	1,637,489
Mutual Funds	1,739,015	—	—	1,739,015
Total Securities Lending Reinvestments	1,739,015	1,637,489	—	3,376,504
Total Investments	$179,760,843	$160,906,045	$—	$340,666,888

Collateral for Securities Loaned (Liability)	$—	$(3,376,504)	$—	$(3,376,504)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$153,503	$—	$153,503
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(556,157)	—	(556,157)
Total Forward Contracts	$—	$(402,654)	$—	$(402,654)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(163,839)	$—	$—	$(163,839)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-233

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.5%
Boeing Co. (The) (a)	871,668	$105,541,561

Air Freight & Logistics—1.7%
Expeditors International of Washington, Inc. (b)	445,648	39,355,175

Automobiles—3.5%
Tesla, Inc. (a)	308,857	81,924,319

Beverages—3.8%
Monster Beverage Corp. (a)	1,037,272	90,201,173

Biotechnology—6.9%
Regeneron Pharmaceuticals, Inc. (a) (b)	110,382	76,038,848
Vertex Pharmaceuticals, Inc. (a)	298,522	86,434,060

		162,472,908

Capital Markets—3.5%
FactSet Research Systems, Inc. (b)	120,272	48,122,030
SEI Investments Co.	687,949	33,743,898

		81,865,928

Entertainment—6.5%
Netflix, Inc. (a)	351,630	82,787,767
Walt Disney Co. (The) (a)	765,791	72,237,065

		155,024,832

Health Care Equipment & Supplies—1.2%
Intuitive Surgical, Inc. (a)	155,006	29,054,325

Hotels, Restaurants & Leisure—4.5%
Starbucks Corp.	662,627	55,832,951
Yum China Holdings, Inc.	368,701	17,450,618
Yum! Brands, Inc.	316,573	33,664,373

		106,947,942

Interactive Media & Services—11.3%
Alphabet, Inc. - Class A (a)	938,320	89,750,308
Alphabet, Inc. - Class C (a)	788,112	75,776,969
Meta Platforms, Inc. - Class A (a)	748,055	101,496,102

		267,023,379

Internet & Direct Marketing Retail—7.6%
Alibaba Group Holding, Ltd. (ADR) (a)	415,049	33,199,770
Amazon.com, Inc. (a)	1,305,760	147,550,880

		180,750,650

IT Services—10.1%
Block, Inc. (a) (b)	441,943	24,302,446
PayPal Holdings, Inc. (a)	451,433	38,854,838
Shopify, Inc. - Class A (a)	1,034,828	27,878,266
Visa, Inc. - Class A	834,513	148,251,235

		239,286,785

Security Description	Shares/ Principal Amount*	Value

Life Sciences Tools & Services—2.0%
Illumina, Inc. (a)	250,228	47,741,000

Machinery—2.0%
Deere & Co.	140,664	46,966,303

Pharmaceuticals—7.2%
Novartis AG (ADR)	1,005,676	76,441,433
Novo Nordisk A/S (ADR)	340,980	33,971,838
Roche Holding AG (ADR) (b)	1,473,894	59,869,574

		170,282,845

Semiconductors & Semiconductor Equipment—6.3%
NVIDIA Corp.	807,873	98,067,703
QUALCOMM, Inc.	444,670	50,238,817

		148,306,520

Software—16.7%
Autodesk, Inc. (a)	482,524	90,135,483
Microsoft Corp.	506,615	117,990,634
Oracle Corp.	1,411,063	86,173,617
Salesforce, Inc. (a)	509,126	73,232,684
Workday, Inc. - Class A (a)	179,242	27,284,217

		394,816,635

Total Common Stocks (Cost $2,475,323,911)		2,347,562,280

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $15,827,206; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $16,142,353.	15,825,755	15,825,755

Total Short-Term Investments (Cost $15,825,755)		15,825,755

Securities Lending Reinvestments (c)—3.5%

Repurchase Agreements—3.4%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $15,003,813; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value $15,300,000.	15,000,000	15,000,000

BHFTI-234

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
HSBC Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $13,994,107; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/31/22 - 05/15/52, and an aggregate market value $14,273,989	13,990,668	$13,990,668
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $18,023,141; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value $18,379,087	18,018,712	18,018,712
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $2,001,194; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value $2,045,102.	2,000,000	2,000,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $14,003,465; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value $14,283,535.	14,000,000	14,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/30/22 at 3.320%, due on 11/04/22 with a maturity value of $4,012,911; collateralized by various Common Stock with an aggregate market value of $4,444,854.	4,000,000	4,000,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $2,294,429; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value $2,341,292.	2,293,855	2,293,855
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $100,026; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $111,106.	100,000	100,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $500,308; collateralized by various Common Stock with an aggregate market value of $556,226.	500,000	500,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $10,002,625; collateralized by various Common Stock with an aggregate market value of $11,002,888.	10,000,000	10,000,000

		79,903,235

Mutual Funds—0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (d)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (d)	1,000,000	1,000,000

		2,000,000

Total Securities Lending Reinvestments (Cost $81,903,235)		81,903,235

Total Investments—103.4% (Cost $2,573,052,901)		2,445,291,270
Other assets and liabilities (net)—(3.4)%		(80,953,819)

Net Assets—100.0%		$2,364,337,451

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $79,825,398 and the collateral received consisted of cash in the amount of $81,903,235. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-235

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,347,562,280	$—	$—	$2,347,562,280
Total Short-Term Investment*	—	15,825,755	—	15,825,755
Securities Lending Reinvestments
Repurchase Agreements	—	79,903,235	—	79,903,235
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	79,903,235	—	81,903,235
Total Investments	$2,349,562,280	$95,728,990	$—	$2,445,291,270

Collateral for Securities Loaned (Liability)	$—	$(81,903,235)	$—	$(81,903,235)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-236

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mutual Funds—76.9% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—76.9%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	57,516,436	$526,275,391
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	4,213,455	59,873,191
MetLife MSCI EAFE Index Portfolio (Class A) (a)	12,417,905	135,976,060
MetLife Russell 2000 Index Portfolio (Class A) (a)	2,496,119	36,168,769
MetLife Stock Index Portfolio (Class A) (a)	4,127,878	200,573,599

Total Mutual Funds (Cost $1,108,335,984)		958,867,010

Short-Term Investments—23.4%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $1,132,465; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $1,155,074.	1,132,361	1,132,361

U.S. Treasury—23.3%
U.S. Treasury Bills
1.719%, 10/04/22 (b)	111,000,000	110,992,550

U.S. Treasury—(Continued)
U.S. Treasury Bills
2.358%, 10/18/22 (b)	54,500,000	54,442,514
2.953%, 11/22/22 (b) (c) (d)	126,000,000	125,486,594

		290,921,658

Total Short-Term Investments (Cost $292,010,226)		292,054,019

Total Investments—100.3% (Cost $1,400,346,210)		1,250,921,029
Other assets and liabilities (net)—(0.3)%		(4,146,920)

Net Assets—100.0%		$1,246,774,109

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2022, the market value of securities pledged was $26,541,411.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2022, the market value of securities pledged was $10,905,383.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	12/16/22	698	USD	57,954,940	$(7,909,682)
Russell 2000 Index E-Mini Futures	12/16/22	166	USD	13,859,340	(1,829,577)
S&P 500 Index E-Mini Futures	12/16/22	450	USD	81,033,750	(10,888,875)
S&P Midcap 400 Index E-Mini Futures	12/16/22	109	USD	24,069,380	(3,236,379)

Net Unrealized Depreciation					$(23,864,513)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	2.680%	Annually	11/17/32	USD	69,000,000	$(4,983,980)	$23,454	$(5,007,434)
Pay	12M SOFR	Annually	3.250%	Annually	12/21/32	USD	69,000,000	(1,688,058)	(27,083)	(1,660,975)
Pay	12M SOFR	Annually	2.800%	Annually	10/18/32	USD	69,000,000	(4,312,134)	15,850	(4,327,984)
Pay	12M SOFR	Annually	2.520%	Annually	07/12/32	USD	69,000,000	(5,846,004)	83,490	(5,929,494)
Pay	12M SOFR	Annually	2.770%	Annually	08/10/32	USD	69,000,000	(4,453,640)	20,734	(4,474,374)
Pay	12M SOFR	Annually	3.230%	Annually	09/14/32	USD	69,000,000	(1,840,727)	(45,677)	(1,795,050)

Totals								$(23,124,543)	$70,768	$(23,195,311)

BHFTI-237

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$958,867,010	$—	$—	$958,867,010
Total Short-Term Investments*	—	292,054,019	—	292,054,019
Total Investments	$958,867,010	$292,054,019	$—	$1,250,921,029

Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(23,864,513)	$—	$—	$(23,864,513)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(23,195,311)	$—	$(23,195,311)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-238

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Australia—3.4%
APA Group	825,522	$5,040,643
Aristocrat Leisure, Ltd.	391,369	8,167,662
Carsales.com, Ltd.	371,332	4,418,849
Macquarie Group, Ltd.	120,330	11,677,420
Seek, Ltd.	260,040	3,146,426
Woodside Energy Group, Ltd.	614,332	12,497,677

		44,948,677

Canada—1.5%
Constellation Software, Inc.	10,111	14,069,028
Ritchie Bros Auctioneers, Inc.	104,779	6,546,839

		20,615,867

China—3.1%
Tencent Holdings, Ltd.	193,800	6,545,014
China Resources Gas Group, Ltd.	1,584,324	5,000,707
ESR Group, Ltd. (a)	3,004,200	7,577,727
NetEase, Inc. (ADR)	143,410	10,841,796
Yum China Holdings, Inc.	234,107	11,080,284

		41,045,528

Denmark—3.6%
Novo Nordisk A/S - Class B	439,187	43,775,525
Orsted A/S	58,408	4,647,663

		48,423,188

France—10.1%
BNP Paribas S.A.	411,337	17,365,558
Cie Generale des Etablissements Michelin SCA	299,139	6,664,491
Danone S.A.	180,427	8,501,158
Legrand S.A.	206,104	13,316,152
LVMH Moet Hennessy Louis Vuitton SE	59,224	34,813,943
Schneider Electric SE	273,446	30,678,156
Thales S.A.	37,056	4,087,273
TotalEnergies SE (a)	412,834	19,432,062

		134,858,793

Germany—6.1%
Adidas AG	25,595	2,970,315
Bayer AG	205,462	9,481,645
E.ON SE	775,206	5,999,620
GEA Group AG	376,792	12,321,245
Grand City Properties S.A.	596,259	5,947,740
LEG Immobilien SE	180,096	10,836,371
Merck KGaA	68,176	11,126,558
MTU Aero Engines AG	60,925	9,193,795
Symrise AG	138,693	13,647,563

		81,524,852

Greece—0.4%
Hellenic Telecommunications Organization S.A.	410,840	5,967,582

Hong Kong—3.7%
AIA Group, Ltd.	2,291,428	19,024,711

Hong Kong—(Continued)
CLP Holdings, Ltd.	929,000	7,000,587
Hong Kong Exchanges & Clearing, Ltd.	355,200	12,060,147
Techtronic Industries Co., Ltd.	1,195,000	11,289,699

		49,375,144

India—0.9%
HDFC Bank, Ltd.	694,567	12,041,329

Ireland—0.7%
Flutter Entertainment plc (b)	32,602	3,572,991
Ryanair Holdings plc (ADR) (b)	87,024	5,083,942

		8,656,933

Italy—0.8%
Eni S.p.A.	1,040,697	11,056,054

Japan—19.6%
Bridgestone Corp.	233,700	7,554,724
Daikin Industries, Ltd.	124,200	19,191,394
Fujitsu, Ltd.	114,800	12,380,311
Hitachi, Ltd.	536,800	22,729,330
Idemitsu Kosan Co., Ltd. (a)	389,900	8,436,377
Kansai Paint Co., Ltd.	357,000	5,061,911
Kao Corp.	213,900	8,673,301
KDDI Corp. (a)	507,300	14,879,078
Kirin Holdings Co., Ltd.	582,800	8,975,809
Koito Manufacturing Co., Ltd.	572,000	7,838,882
Kubota Corp.	920,200	12,760,560
Kyocera Corp. (a)	207,300	10,478,736
Kyowa Kirin Co., Ltd.	766,300	17,579,215
Mitsubishi UFJ Financial Group, Inc.	1,260,900	5,685,935
Nitto Denko Corp.	199,700	10,827,978
Nomura Research Institute, Ltd.	611,100	15,019,379
Persol Holdings Co., Ltd.	284,400	5,183,171
Santen Pharmaceutical Co., Ltd. (a)	1,188,900	7,967,577
Secom Co., Ltd. (a)	69,400	3,943,151
SMC Corp.	42,000	16,943,758
SoftBank Group Corp. (a)	220,900	7,504,004
Sugi Holdings Co., Ltd.	84,500	3,393,698
Terumo Corp.	307,900	8,688,501
Toyota Industries Corp.	201,300	9,591,156
Yamaha Corp. (a)	171,900	6,121,959
ZOZO, Inc.	242,600	4,838,144

		262,248,039

Netherlands—3.9%
Akzo Nobel NV	168,889	9,524,683
ASML Holding NV	10,908	4,524,543
Euronext NV (144A)	238,632	15,100,208
Koninklijke Philips NV	479,365	7,404,533
NXP Semiconductors NV	57,811	8,527,701
Wolters Kluwer NV	69,298	6,746,928

		51,828,596

Portugal—1.0%
Galp Energia SGPS S.A.	1,435,544	13,758,188

BHFTI-239

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Korea—1.0%
NAVER Corp.	32,511	$4,332,945
Samsung Electronics Co., Ltd.	256,420	9,421,725

		13,754,670

Spain—2.5%
Amadeus IT Group S.A. (b)	255,042	11,805,627
Cellnex Telecom S.A.	248,487	7,661,194
Iberdrola S.A.	1,533,907	14,259,778

		33,726,599

Switzerland—14.5%
Cie Financiere Richemont S.A. - Class A	142,107	13,334,369
Glencore plc	3,559,888	18,798,119
Julius Baer Group, Ltd.	230,539	10,031,526
Nestle S.A.	409,818	44,374,936
Roche Holding AG	161,611	52,694,727
Schindler Holding AG (Participation Certificate)	59,895	9,290,821
Sika AG	58,798	11,774,196
UBS Group AG	1,278,502	18,469,198
Zurich Insurance Group AG	39,680	15,773,770

		194,541,662

Taiwan—0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	775,468	10,192,973

Thailand—0.6%
Advanced Info Service PCL (NVDR)	1,548,200	8,003,685

United Kingdom—14.5%
Barclays plc	6,849,394	10,920,091
Beazley plc	1,329,871	8,250,011
British American Tobacco plc	555,692	19,871,212
Burberry Group plc	212,658	4,240,639
ConvaTec Group plc	3,117,669	7,066,080
Croda International plc	187,761	13,412,564
Diageo plc	508,359	21,308,247
Hiscox, Ltd.	618,971	6,051,525
Linde plc (a)	137,371	37,566,422
London Stock Exchange Group plc	240,920	20,315,216
NatWest Group plc	7,091,641	17,698,182
Ocado Group plc (b)	265,374	1,378,002
Reckitt Benckiser Group plc	217,816	14,395,765
Weir Group plc (The)	406,812	6,266,223
Whitbread plc	194,221	4,959,535

		193,699,714

United States—5.7%
Aon plc - Class A	79,637	21,332,363
Cadence Design Systems, Inc. (b)	62,646	10,238,236
NIKE, Inc. - Class B	82,463	6,854,324
QIAGEN NV (b)	412,127	17,343,020
Visa, Inc. - Class A	73,031	12,973,957
Willis Towers Watson plc	37,357	7,506,516

		76,248,416

Total Common Stocks (Cost $1,377,313,551)		1,316,516,489

Warrants—0.0%
Security Description	Shares/ Principal Amount*	Value

Switzerland—0.0%
Cie Financiere Richemont S.A. Expires 11/22/23 (b) (Cost $0)	298,538	133,127

Short-Term Investment—1.3%

Repurchase Agreement—1.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $16,980,209; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $17,318,344.	16,978,653	16,978,653

Total Short-Term Investments (Cost $16,978,653)		16,978,653

Securities Lending Reinvestments (c)—2.4%

Repurchase Agreements—1.0%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a m aturity value of $50,013; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $51,000.	50,000	50,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $600,148; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/31/22 - 05/15/52, and an aggregate market value of $612,150.	600,000	600,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $6,874,074; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $7,009,833.	6,872,385	6,872,385
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $5,001,238; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value of $5,101,262.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $1,200,300; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $1,224,816.	1,200,000	1,200,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $100,026; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $111,106.	100,000	100,000

BHFTI-240

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $40,011; collateralized by various Common Stock with an aggregate market value of $44,012.	40,000	$40,000

		13,862,385

Mutual Funds—1.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 2.730% (d)	4,000,000	4,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (d)	3,000,000	3,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (d)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (d)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (d)	2,000,000	2,000,000

		19,000,000

Total Securities Lending Reinvestments (Cost $32,862,385)		32,862,385

Total Investments—102.1% (Cost $1,427,154,589)		1,366,490,654
Other assets and liabilities (net)—(2.1)%		(27,942,809)

Net Assets—100.0%		$1,338,547,845

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $88,125,943 and the collateral received consisted of cash in the amount of $32,862,385 and non-cash collateral with a value of $59,005,838. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $15,100,208, which is 1.1% of net assets.

Ten Largest Industries as of September 30, 2022 (Unaudited)	% of Net Assets
Pharmaceuticals	10.6
Chemicals	7.6
Capital Markets	6.5
Machinery	5.9
Insurance	5.8
Oil, Gas & Consumable Fuels	4.9
Banks	4.8
Textiles, Apparel & Luxury Goods	4.6
Food Products	3.9
IT Services	3.9

Glossary of Abbreviations

Other Abbreviations

(NVDR)—	Non-Voting Depository Receipts
(ADR)—	American Depositary Receipt

BHFTI-241

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$44,948,677	$—	$44,948,677
Canada	20,615,867	—	—	20,615,867
China	21,922,080	19,123,448	—	41,045,528
Denmark	—	48,423,188	—	48,423,188
France	—	134,858,793	—	134,858,793
Germany	—	81,524,852	—	81,524,852
Greece	—	5,967,582	—	5,967,582
Hong Kong	—	49,375,144	—	49,375,144
India	—	12,041,329	—	12,041,329
Ireland	5,083,942	3,572,991	—	8,656,933
Italy	—	11,056,054	—	11,056,054
Japan	—	262,248,039	—	262,248,039
Netherlands	8,527,701	43,300,895	—	51,828,596
Portugal	—	13,758,188	—	13,758,188
South Korea	—	13,754,670	—	13,754,670
Spain	—	33,726,599	—	33,726,599
Switzerland	—	194,541,662	—	194,541,662
Taiwan	—	10,192,973	—	10,192,973
Thailand	8,003,685	—	—	8,003,685
United Kingdom	—	193,699,714	—	193,699,714
United States	58,905,396	17,343,020	—	76,248,416
Total Common Stocks	123,058,671	1,193,457,818	—	1,316,516,489
Total Warrants*	133,127	—	—	133,127
Total Short-Term Investment*	—	16,978,653	—	16,978,653
Securities Lending Reinvestments
Repurchase Agreements	—	13,862,385	—	13,862,385
Mutual Funds	19,000,000	—	—	19,000,000
Total Securities Lending Reinvestments	19,000,000	13,862,385	—	32,862,385
Total Investments	$142,191,798	$1,224,298,856	$—	$1,366,490,654

Collateral for Securities Loaned (Liability)	$—	$(32,862,385)	$—	$(32,862,385)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-242

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—96.0% of Net Assets

Security Description	Shares	Value

Biotechnology—1.1%
Intellia Therapeutics, Inc. (a) (b)	104,601	$5,853,472
Prokidney L.P. (a)	497,653	4,483,853

		10,337,325

Capital Markets—0.8%
Coinbase Global, Inc. - Class A (a) (b)	116,949	7,542,041

Chemicals—0.6%
Ginkgo Bioworks Holdings, Inc. (a) (b)	1,790,818	5,587,352

Commercial Services & Supplies—0.3%
Aurora Innovation, Inc. (a) (b)	1,214,024	2,682,993

Consumer Finance—0.7%
Upstart Holdings, Inc. (a) (b)	331,567	6,893,278

Entertainment—4.9%
ROBLOX Corp. - Class A (a)	1,337,729	47,944,207

Health Care Providers & Services—8.8%
Agilon Health, Inc. (a) (b)	3,186,644	74,631,203
Guardant Health, Inc. (a) (b)	208,028	11,198,147

		85,829,350

Health Care Technology—4.3%
Doximity, Inc. - Class A (a) (b)	1,389,699	41,996,704

Interactive Media & Services—5.4%
ZoomInfo Technologies, Inc. (a)	1,268,617	52,850,584

Internet & Direct Marketing Retail—12.5%
Chewy, Inc. - Class A (a) (b)	1,023,632	31,445,975
Coupang, Inc. (a)	1,374,862	22,918,950
DoorDash, Inc. - Class A (a) (b)	776,113	38,378,788
Farfetch, Ltd. - Class A (a) (b)	987,898	7,359,840
Global-e Online, Ltd. (a)	512,479	13,713,938
Wayfair, Inc. - Class A (a) (b)	240,949	7,842,890

		121,660,381

IT Services—24.6%
Adyen NV (a)	18,878	23,485,144
Affirm Holdings, Inc. (a) (b)	1,695,390	31,805,517
Cloudflare, Inc. - Class A (a) (b)	1,086,307	60,083,640
MongoDB, Inc. (a) (b)	224,918	44,659,718
Shopify, Inc. - Class A (a)	477,087	12,852,724
Snowflake, Inc. - Class A (a) (b)	389,191	66,146,902

		239,033,645

Leisure Products—1.2%
Peloton Interactive, Inc. - Class A (a) (b)	1,633,152	11,317,743

Life Sciences Tools & Services—1.2%
10X Genomics, Inc. - Class A (a) (b)	405,960	11,561,741

Pharmaceuticals—6.1%
Royalty Pharma plc - Class A (b)	1,489,705	59,856,347

Road & Rail—1.5%
Grab Holdings, Ltd. - Class A (a) (b)	5,415,156	14,241,860

Software—21.3%
Bill.com Holdings, Inc. (a) (b)	400,366	52,996,447
Cipher Mining, Inc. (a) (b)	1,901,166	2,395,469
Datadog, Inc. - Class A (a) (b)	543,869	48,284,690
Gitlab, Inc. - Class A (a) (b)	296,189	15,170,801
MicroStrategy, Inc. - Class A (a) (b)	20,239	4,295,930
Samsara, Inc. - Class A (a) (b)	839,582	10,133,755
Trade Desk, Inc. (The) - Class A (a)	1,072,621	64,089,105
Unity Software, Inc. (a) (b)	301,762	9,614,137

		206,980,334

Specialty Retail—0.7%
Carvana Co. (a) (b)	324,586	6,589,096

Total Common Stocks (Cost $1,542,217,118)		932,904,981

Convertible Preferred Stock—1.3%

Software—1.3%
Databricks, Inc. Series H † (a) (c) (d) (Cost $16,889,079)	229,833	12,708,225

Warrants—0.0%

Chemicals—0.0%
Ginkgo Bioworks Holding, Inc., Expires 08/01/26 (a) (Cost $348,553)	104,671	75,363

Escrow Shares—0.0%

Internet & Direct Marketing Retail—0.0%
Flipkart Escrow Receivable † (a) (c) (d) (Cost $0)	60,812	24,933

Short-Term Investment—3.0%

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $28,986,241; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $29,563,356.	28,983,584	28,983,584

Total Short-Term Investments (Cost $28,983,584)		28,983,584

BHFTI-243

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (e)—27.3%

Security Description	Principal Amount*	Value

Certificates of Deposit—12.3%
Bank of Montreal 3.400%, FEDEFF PRV + 0.320%, 10/04/22 (f)	5,000,000	$5,000,000
Bank of Nova Scotia
3.210%, SOFR + 0.250%, 02/17/23 (f)	4,000,000	3,998,160
3.470%, SOFR + 0.510%, 03/15/23 (f)	7,000,000	7,000,000
3.520%, FEDEFF PRV + 0.440%, 01/09/23 (f)	2,000,000	2,000,913
3.640%, SOFR + 0.680%, 08/16/23 (f)	2,000,000	2,002,676
Barclays Bank plc
3.290%, SOFR + 0.330%, 10/20/22 (f)	3,000,000	3,000,165
3.430%, SOFR + 0.450%, 10/07/22 (f)	5,000,000	5,000,220
BNP Paribas S.A. 3.180%, SOFR + 0.220%, 11/17/22 (f)	5,000,000	4,999,400
Canadian Imperial Bank of Commerce (NY) 3.210%, SOFR + 0.250%, 02/03/23 (f)	5,000,000	4,999,541
Cooperatieve Rabobank UA
3.350%, SOFR + 0.370%, 03/20/23 (f)	6,000,000	6,000,000
3.490%, SOFR + 0.530%, 02/01/23 (f)	5,000,000	5,004,100
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	4,000,000	4,000,632
Credit Industriel et Commercial (NY) 3.170%, SOFR + 0.210%, 11/08/22 (f)	3,000,000	2,999,967
Credit Suisse (NY) 3.370%, FEDEFF PRV + 0.290%, 10/12/22 (f)	2,000,000	2,000,052
National Australia Bank, Ltd. 3.360%, SOFR + 0.400%, 11/04/22 (f)	2,000,000	2,000,000
Natixis S.A. (New York)
3.460%, SOFR + 0.500%, 12/01/22 (f)	4,000,000	4,001,784
3.460%, SOFR + 0.500%, 02/13/23 (f)	6,000,000	6,004,757
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (f)	2,000,000	2,000,114
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (f)	16,000,000	16,001,904
Standard Chartered Bank (NY) 3.480%, FEDEFF PRV + 0.400%, 12/23/22 (f)	2,000,000	2,000,508
Sumitomo Mitsui Banking Corp. 3.360%, SOFR + 0.400%, 11/02/22 (f)	4,000,000	4,000,912
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 12/14/22	2,000,000	1,985,300
3.500%, SOFR + 0.540%, 01/10/23 (f)	2,000,000	2,001,936
Svenska Handelsbanken AB
3.330%, SOFR + 0.350%, 10/13/22 (f)	3,000,000	3,000,171
3.580%, SOFR + 0.600%, 04/12/23 (f)	2,000,000	2,002,664
Toronto-Dominion Bank (The) 3.340%, SOFR + 0.360%, 03/21/23 (f)	5,000,000	5,000,000
Westpac Banking Corp.
3.190%, SOFR + 0.230%, 02/17/23 (f)	10,000,000	9,996,900
3.510%, SOFR + 0.550%, 02/22/23 (f)	2,000,000	2,001,916

		120,004,692

Commercial Paper—1.4%
DNB Bank ASA 3.440%, SOFR + 0.480%, 06/02/23 (f)	5,000,000	5,002,015
Macquarie Bank Ltd. 3.560%, SOFR + 0.580%, 02/03/23 (f)	6,000,000	6,005,628

Commercial Paper—(Continued)
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (f)	3,000,000	3,000,480

		14,008,123

Repurchase Agreements—10.1%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/22 at 3.370%, due on 11/04/22 with a maturity value of $2,006,553; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.250%, maturity dates ranging from 02/15/32 - 02/15/42, and various Common Stock with an aggregate market value of $2,040,560.	2,000,000	2,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $38,755,575; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $39,520,973.	38,746,050	38,746,050
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $14,208,477; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $14,520,221.	14,200,000	14,200,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $20,012,444; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $21,921,001.	20,000,000	20,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 09/30/22 at 3.320%, due on 11/04/22 with a maturity value of $10,032,278; collateralized by various Common Stock with an aggregate market value of $11,112,136.	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $1,800,450; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $1,837,224.	1,800,000	1,800,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $600,154; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $666,639.	600,000	600,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $9,205,671; collateralized by various Common Stock with an aggregate market value of $10,234,550.	9,200,000	9,200,000

BHFTI-244

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $1,500,394; collateralized by various Common Stock with an aggregate market value of $1,650,433.	1,500,000	$1,500,000

		98,046,050

Time Deposit—1.2%
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (f)	12,000,000	12,000,000

Mutual Funds—2.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (g)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (g)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (g)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (g)	10,000,000	10,000,000

		22,000,000

Total Securities Lending Reinvestments (Cost $266,032,630)		266,058,865

Total Purchased Options—0.8% (h) (Cost $4,877,944)		7,287,643
Total Investments—128.4% (Cost $1,859,348,908)		1,248,043,594
Other assets and liabilities (net)—(28.4)%		(275,718,079)

Net Assets—100.0%		$972,325,515

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $12,733,158, which is 1.3% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $286,052,489 and the collateral received consisted of cash in the amount of $266,031,148 and non-cash collateral with a value of $31,424,042. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 1.3% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(f)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Databricks, Inc. Series H	08/31/21	229,833	$16,889,079	$12,708,225
Flipkart Escrow Receivable	08/20/18	60,812	—	24,933

				$12,733,158

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.270	GSI	11/10/22	539,730,955	USD	539,730,955	$2,591,040	$2,764,502	$173,462
USD Call/CNH Put	CNH	7.530	JPMC	07/21/23	230,745,793	USD	230,745,793	1,145,653	2,130,707	985,054
USD Call/CNH Put	CNH	7.569	SCB	08/23/23	255,656,589	USD	255,656,589	1,141,251	2,392,434	1,251,183

Totals								$4,877,944	$7,287,643	$2,409,699

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(SCB)—	Standard Chartered Bank

BHFTI-245

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations—(Continued)

Currencies

(CNH)—	Chinese Renminbi
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$10,337,325	$—	$—	$10,337,325
Capital Markets	7,542,041	—	—	7,542,041
Chemicals	5,587,352	—	—	5,587,352
Commercial Services & Supplies	2,682,993	—	—	2,682,993
Consumer Finance	6,893,278	—	—	6,893,278
Entertainment	47,944,207	—	—	47,944,207
Health Care Providers & Services	85,829,350	—	—	85,829,350
Health Care Technology	41,996,704	—	—	41,996,704
Interactive Media & Services	52,850,584	—	—	52,850,584
Internet & Direct Marketing Retail	121,660,381	—	—	121,660,381
IT Services	215,548,501	23,485,144	—	239,033,645
Leisure Products	11,317,743	—	—	11,317,743
Life Sciences Tools & Services	11,561,741	—	—	11,561,741
Pharmaceuticals	59,856,347	—	—	59,856,347
Road & Rail	14,241,860	—	—	14,241,860
Software	206,980,334	—	—	206,980,334
Specialty Retail	6,589,096	—	—	6,589,096
Total Common Stocks	909,419,837	23,485,144	—	932,904,981
Total Convertible Preferred Stock*	—	—	12,708,225	12,708,225
Total Warrants*	75,363	—	—	75,363
Total Escrow Shares*	—	—	24,933	24,933
Total Short-Term Investment*	—	28,983,584	—	28,983,584
Securities Lending Reinvestments
Certificates of Deposit	—	120,004,692	—	120,004,692
Commercial Paper	—	14,008,123	—	14,008,123
Repurchase Agreements	—	98,046,050	—	98,046,050
Time Deposit	—	12,000,000	—	12,000,000
Mutual Funds	22,000,000	—	—	22,000,000
Total Securities Lending Reinvestments	22,000,000	244,058,865	—	266,058,865
Total Purchased Options at Value	$—	$7,287,643	$—	$7,287,643
Total Investments	$931,495,200	$303,815,236	$12,733,158	$1,248,043,594

Collateral for Securities Loaned (Liability)	$—	$(266,031,148)	$—	$(266,031,148)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-246

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2021	Change in Unrealized Appreciation/ (Depreciation)	Balance as of September 30, 2022	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at September 30, 2022
Convertible Preferred Stocks
Software	$17,284,974	$(4,576,749)	$12,708,225	$(4,576,749)
Escrow Shares
Internet & Direct Marketing Retail	24,933	—	24,933	—

	$17,309,907	$(4,576,749)	$12,733,158	$(4,576,749)

	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$12,708,225	Market Transaction Method	Precedent Transaction	$13.76	$13.76	$13.76	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	6.2x	6.2x	6.2x	Increase
			Enterprise Value/EBITDA	4.3x	4.3x	4.3x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Escrow Shares
Internet & Direct Marketing Retail	24,933	Liquidation Value	Estimated Distribution Per Share	$0.84	$0.84	$0.84	Increase
			Discount for Lack Certainty	50.00%	50.00%	50.00%	Decrease

BHFTI-247

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—21.9% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.2%
Airbus SE	529	$45,701
Boeing Co. (The) (a)	2,447	296,283
CAE, Inc. (a)	11,507	176,518
Dassault Aviation S.A.	574	65,191
Elbit Systems, Ltd.	234	44,322
Howmet Aerospace, Inc.	1,125	34,796
Huntington Ingalls Industries, Inc.	3,172	702,598
L3Harris Technologies, Inc.	2,861	594,602
Lockheed Martin Corp.	1,618	625,017
MTU Aero Engines AG	539	81,337
Northrop Grumman Corp.	68	31,982
Raytheon Technologies Corp.	6,738	551,573
Rolls-Royce Holdings plc (a)	111,792	85,912
Safran S.A.	66	6,001
Textron, Inc.	7,456	434,387
Thales S.A.	1,394	153,758
TransDigm Group, Inc.	875	459,217

		4,389,195

Air Freight & Logistics—0.1%
DSV A/S	67	7,766
Expeditors International of Washington, Inc.	6,718	593,267
FedEx Corp.	3,016	447,785
Nippon Express Holdings, Inc.	2,900	146,636
SG Holdings Co., Ltd.	6,900	93,772
United Parcel Service, Inc. - Class B	2,686	433,896
Yamato Holdings Co., Ltd.	600	8,982

		1,732,104

Airlines—0.1%
Air Canada (a)	12,071	145,060
Alaska Air Group, Inc. (a)	1,237	48,429
ANA Holdings, Inc. (a)	9,000	169,284
Delta Air Lines, Inc. (a)	11,884	333,465
Japan Airlines Co., Ltd. (a)	7,700	137,602
Qantas Airways, Ltd. (a)	40,567	130,586
Southwest Airlines Co. (a)	5,276	162,712
United Airlines Holdings, Inc. (a)	8,385	272,764

		1,399,902

Auto Components—0.1%
Aisin Corp.	6,700	172,095
Aptiv plc (a)	4,647	363,442
Bridgestone Corp.	7,800	252,147
Continental AG	2,460	110,524
Denso Corp.	3,100	141,496
Magna International, Inc.	9,167	434,874
Sumitomo Electric Industries, Ltd.	17,800	180,684

		1,655,262

Automobiles—0.1%
Bayerische Motoren Werke AG	2,385	163,060
Ferrari NV	2,977	555,263
General Motors Co.	2,194	70,405
Honda Motor Co., Ltd.	400	8,714

Automobiles—(Continued)
Isuzu Motors, Ltd.	800	8,844
Renault S.A. (a)	537	14,423
Stellantis NV (Milan-Traded Shares)	26,508	313,026
Subaru Corp.	17,900	268,485
Tesla, Inc. (a)	2,367	627,847
Toyota Motor Corp.	15,600	203,063

		2,233,130

Banks—0.5%
ABN AMRO Bank NV	9,677	86,738
Banco Bilbao Vizcaya Argentaria S.A.	6,263	28,131
Bank Hapoalim B.M.	16,973	142,841
Bank Leumi Le-Israel B.M.	17,078	145,418
Bank of America Corp.	11,335	342,317
Bank of Montreal	2,066	181,077
Bank of Nova Scotia (The)	409	19,453
BNP Paribas S.A.	1,378	58,176
BOC Hong Kong Holdings, Ltd.	174,000	575,250
CaixaBank S.A.	44,730	144,138
Canadian Imperial Bank of Commerce	3,482	152,403
Chiba Bank, Ltd. (The)	25,700	138,383
Citigroup, Inc.	7,407	308,650
Citizens Financial Group, Inc.	656	22,540
Comerica, Inc.	5,003	355,713
Commerzbank AG (a)	8,411	60,349
Commonwealth Bank of Australia	2,217	128,846
Concordia Financial Group, Ltd.	40,400	124,904
Credit Agricole S.A.	26,012	209,441
Danske Bank A/S	16,516	204,395
DNB Bank ASA	14,344	227,094
Erste Group Bank AG	4,860	106,430
Fifth Third Bancorp	8,172	261,177
FinecoBank Banca Fineco S.p.A.	16,195	199,054
Hang Seng Bank, Ltd.	20,000	302,226
HSBC Holdings plc (Hong Kong-Traded Shares)	22,205	115,064
Huntington Bancshares, Inc.	34,963	460,812
ING Groep NV	20,021	171,666
Israel Discount Bank, Ltd. - Class A	1,713	8,606
Japan Post Bank Co., Ltd.	37,600	262,153
JPMorgan Chase & Co.	3,382	353,419
KBC Group NV	2,797	131,204
KeyCorp	1,042	16,693
M&T Bank Corp.	299	52,720
Mitsubishi UFJ Financial Group, Inc.	36,000	162,339
Mizrahi Tefahot Bank, Ltd.	4,642	162,207
Mizuho Financial Group, Inc.	13,250	143,152
NatWest Group plc	44,359	110,704
Regions Financial Corp.	17,806	357,366
Resona Holdings, Inc.	47,700	174,166
Royal Bank of Canada	2,050	184,572
Shizuoka Bank, Ltd. (The) (a) (b) (c)	1,700	10,284
Signature Bank	101	15,251
Skandinaviska Enskilda Banken AB - Class A	1,128	10,707
Societe Generale S.A.	5,443	107,996
Sumitomo Mitsui Financial Group, Inc.	7,000	194,793
Sumitomo Mitsui Trust Holdings, Inc.	7,300	206,348

BHFTI-248

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
SVB Financial Group (a)	699	$234,710
Swedbank AB - A Shares	10,206	133,440
Toronto-Dominion Bank (The)	2,465	151,182
Truist Financial Corp.	8,474	368,958
U.S. Bancorp	8,809	355,179
Wells Fargo & Co.	9,755	392,346
Zions Bancorp N.A.	8,763	445,686

		10,018,867

Beverages—0.6%
Anheuser-Busch InBev S.A.	14,662	663,280
Asahi Group Holdings, Ltd.	18,700	580,099
Brown-Forman Corp. - Class B	17,054	1,135,285
Budweiser Brewing Co. APAC, Ltd.	20,300	52,911
Carlsberg AS - Class B	8,340	973,107
Coca-Cola Co. (The)	6,959	389,843
Coca-Cola Europacific Partners plc	15,172	646,631
Coca-Cola HBC AG (a)	22,371	470,791
Constellation Brands, Inc. - Class A	4,896	1,124,513
Davide Campari-Milano NV	37,586	333,398
Diageo plc	10,115	423,978
Heineken Holding NV	5,075	346,498
Heineken NV	3,983	349,176
Ito En, Ltd.	12,000	482,896
Kirin Holdings Co., Ltd.	18,800	289,542
Molson Coors Beverage Co. - Class B	11,047	530,146
Monster Beverage Corp. (a)	15,355	1,335,271
PepsiCo, Inc.	2,493	407,007
Pernod Ricard S.A.	1,307	238,897
Remy Cointreau S.A.	1,877	311,078
Suntory Beverage & Food, Ltd.	14,000	496,787
Treasury Wine Estates, Ltd.	75,341	606,615

		12,187,749

Biotechnology—0.3%
AbbVie, Inc.	1,946	261,173
Amgen, Inc.	916	206,467
Argenx SE (a)	1,714	612,515
Biogen, Inc. (a)	2,866	765,222
CSL, Ltd.	2,633	477,423
Genmab A/S (a)	1,733	558,613
Gilead Sciences, Inc.	9,573	590,558
Grifols S.A. (a)	4,024	34,450
Incyte Corp. (a)	3,956	263,628
Moderna, Inc. (a)	2,956	349,547
Regeneron Pharmaceuticals, Inc. (a)	917	631,694
Swedish Orphan Biovitrum AB (a)	5,040	97,564
Vertex Pharmaceuticals, Inc. (a)	2,516	728,483

		5,577,337

Building Products—0.2%
A.O. Smith Corp.	9,150	444,507
AGC, Inc.	200	6,216
Allegion plc	514	46,096
Assa Abloy AB - Class B	828	15,473

Building Products—(Continued)
Carrier Global Corp.	6,698	238,181
Johnson Controls International plc	10,482	515,924
Kingspan Group plc	2,230	99,636
Lixil Corp.	9,500	137,658
Masco Corp.	14,577	680,600
Nibe Industrier AB - B Shares	32,993	292,942
Rockwool International A/S - B Shares	543	85,125
TOTO, Ltd.	6,600	220,382
Trane Technologies plc	4,510	653,093
Xinyi Glass Holdings, Ltd.	59,000	85,456

		3,521,289

Capital Markets—0.3%
3i Group plc	9,488	113,924
Ameriprise Financial, Inc.	1,530	385,484
Amundi S.A.	153	6,344
ASX, Ltd.	3,879	178,366
Bank of New York Mellon Corp. (The)	1,024	39,444
Brookfield Asset Management, Inc. - Class A	3,596	147,110
Cboe Global Markets, Inc.	356	41,784
Charles Schwab Corp. (The)	3,939	283,096
CME Group, Inc.	270	47,825
Credit Suisse Group AG	25,295	99,690
Daiwa Securities Group, Inc.	27,300	106,971
Deutsche Boerse AG	1,113	183,241
EQT AB	362	6,964
Franklin Resources, Inc.	17,522	377,073
Goldman Sachs Group, Inc. (The)	265	77,658
Hargreaves Lansdown plc	2,100	20,157
Hong Kong Exchanges & Clearing, Ltd.	6,000	203,719
Intercontinental Exchange, Inc.	152	13,733
Japan Exchange Group, Inc.	12,600	170,326
Julius Baer Group, Ltd.	1,910	83,111
London Stock Exchange Group plc	2,345	197,739
Macquarie Group, Ltd.	1,506	146,150
MarketAxess Holdings, Inc.	1,429	317,938
Moody’s Corp.	68	16,531
Morgan Stanley	4,490	354,755
MSCI, Inc.	84	35,430
Nomura Holdings, Inc.	31,900	105,310
Northern Trust Corp.	4,866	416,335
Onex Corp.	2,573	118,019
Raymond James Financial, Inc.	276	27,274
Singapore Exchange, Ltd.	22,200	145,546
St. James’s Place plc	3,738	42,640
State Street Corp.	5,505	334,759
T. Rowe Price Group, Inc.	3,173	333,197
TMX Group, Ltd.	3,987	366,734
UBS Group AG	7,179	103,708

		5,648,085

Chemicals—0.9%
Air Liquide S.A.	1,799	204,846
Air Products & Chemicals, Inc.	4,894	1,138,981
Akzo Nobel NV	2,828	159,488
Albemarle Corp.	3,973	1,050,620

BHFTI-249

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—(Continued)
Arkema S.A.	1,384	$100,941
Asahi Kasei Corp.	23,200	153,437
BASF SE	2,360	91,459
Celanese Corp.	4,929	445,286
CF Industries Holdings, Inc.	5,032	484,330
Chr Hansen Holding A/S	18,201	892,196
Clariant AG (a)	23,493	373,891
Corteva, Inc.	14,516	829,589
Covestro AG	5,007	144,762
Croda International plc	4,021	287,237
Dow, Inc.	17,377	763,372
DuPont de Nemours, Inc.	13,977	704,441
Eastman Chemical Co.	7,783	552,982
Ecolab, Inc.	6,503	939,163
EMS-Chemie Holding AG	351	220,916
Evonik Industries AG	6,429	108,410
FMC Corp.	4,942	522,369
Givaudan S.A.	141	425,103
ICL Group, Ltd.	25,362	203,261
International Flavors & Fragrances, Inc.	8,756	795,308
Johnson Matthey plc	15,882	322,918
JSR Corp.	7,100	135,300
Koninklijke DSM NV	1,713	194,288
Linde plc	3,853	1,038,730
LyondellBasell Industries NV - Class A	3,976	299,313
Mitsubishi Chemical Group Corp.	40,300	185,056
Mitsui Chemicals, Inc.	500	9,763
Mosaic Co. (The)	7,654	369,918
Nippon Paint Holdings Co., Ltd.	21,675	145,170
Nippon Sanso Holdings Corp.	11,100	175,320
Nissan Chemical Corp.	4,900	218,979
Nitto Denko Corp.	2,700	146,397
Novozymes A/S - B Shares	10,318	514,628
Nutrien, Ltd.	3,998	333,420
OCI NV	7,389	271,700
Orica, Ltd.	43,374	364,160
PPG Industries, Inc.	6,019	666,243
Sherwin-Williams Co. (The)	1,740	356,265
Shin-Etsu Chemical Co., Ltd.	1,300	129,095
Sika AG	1,094	219,072
Solvay S.A.	6,011	459,806
Sumitomo Chemical Co., Ltd.	52,700	181,956
Symrise AG	2,644	260,173
Toray Industries, Inc.	36,900	181,108
Tosoh Corp.	13,100	146,280
Umicore S.A.	13,228	383,529
Yara International ASA	278	9,717

		19,310,692

Commercial Services & Supplies—0.1%
Brambles, Ltd.	33,059	239,864
Cintas Corp.	1,428	554,335
Copart, Inc. (a)	403	42,879
GFL Environmental, Inc.	11,462	289,672
Rentokil Initial plc	41,365	218,423
Republic Services, Inc.	273	37,139

Commercial Services & Supplies—(Continued)
Ritchie Bros Auctioneers, Inc.	7,135	445,812
Securitas AB - B Shares	14,937	103,994
TOPPAN, Inc.	7,600	113,410
Waste Management, Inc.	514	82,348

		2,127,876

Communications Equipment—0.1%
Arista Networks, Inc. (a)	533	60,170
Cisco Systems, Inc.	11,218	448,720
F5, Inc. (a)	3,081	445,913
Juniper Networks, Inc.	21,314	556,722
Motorola Solutions, Inc.	214	47,930
Nokia Oyj	38,942	166,288
Telefonaktiebolaget LM Ericsson - B Shares	36,876	214,756

		1,940,499

Construction & Engineering—0.1%
ACS Actividades de Construccion y Servicios S.A.	9,639	215,711
Ferrovial S.A.	7,239	164,286
Obayashi Corp.	17,800	114,296
Quanta Services, Inc.	5,089	648,288
Shimizu Corp.	25,700	126,111
WSP Global, Inc.	3,379	372,109

		1,640,801

Construction Materials—0.1%
CRH plc	10,173	325,752
HeidelbergCement AG	2,883	115,484
Holcim, AG (a)	8,408	343,028
James Hardie Industries plc	11,076	215,715
Martin Marietta Materials, Inc.	2,296	739,519
Vulcan Materials Co.	5,813	916,768

		2,656,266

Consumer Finance—0.1%
American Express Co.	2,759	372,217
Capital One Financial Corp.	2,692	248,121
Discover Financial Services	2,933	266,668
Synchrony Financial	11,109	313,163

		1,200,169

Containers & Packaging—0.3%
AMCOR plc	52,122	559,269
Avery Dennison Corp.	4,967	808,131
Ball Corp.	13,097	632,847
CCL Industries, Inc. - Class B	4,654	225,600
International Paper Co.	26,503	840,145
Packaging Corp. of America	8,053	904,271
Sealed Air Corp.	13,431	597,814
Smurfit Kappa Group plc	10,676	301,613
Westrock Co.	18,288	564,916

		5,434,606

BHFTI-250

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Distributors—0.0%
LKQ Corp.	4,043	$190,627
Pool Corp.	443	140,967

		331,594

Diversified Consumer Services—0.0%
IDP Education, Ltd.	14,274	238,841

Diversified Financial Services—0.0%
Berkshire Hathaway, Inc. - Class B (a)	69	18,424
EXOR NV (a)	3,215	206,318
Groupe Bruxelles Lambert NV	151	10,493
L E Lundbergforetagen AB - B Shares	3,278	117,852
Mitsubishi HC Capital, Inc.	31,200	134,220
ORIX Corp.	1,700	23,909
Sofina S.A.	972	165,175
Wendel S.E.	1,750	125,171

		801,562

Diversified Telecommunication Services—1.0%
AT&T, Inc.	67,229	1,031,293
BT Group plc	32,084	43,380
Deutsche Telekom AG	33,787	579,179
Elisa Oyj	1,044	47,347
Infrastrutture Wireless Italiane S.p.A.	5,660	49,486
Koninklijke KPN NV	360,206	976,059
Lumen Technologies, Inc.	113,667	827,496
Nippon Telegraph & Telephone Corp.	27,100	731,104
Orange S.A.	56,320	509,287
Proximus SADP	72,184	747,928
Singapore Telecommunications, Ltd.	2,251,300	4,143,749
Swisscom AG	10,145	4,738,407
Telefonica Deutschland Holding AG	254,709	515,858
Telia Co. AB	1,336,060	3,845,531
Telstra Corp., Ltd.	23,375	57,291
TELUS Corp.	771	15,310
United Internet AG	14,962	282,201
Verizon Communications, Inc.	36,208	1,374,818

		20,515,724

Electric Utilities—1.8%
Alliant Energy Corp.	28,330	1,501,207
American Electric Power Co., Inc.	7,053	609,732
Chubu Electric Power Co., Inc.	165,200	1,485,381
CK Infrastructure Holdings, Ltd.	281,665	1,437,088
CLP Holdings, Ltd.	585,500	4,412,103
Constellation Energy Corp.	30,295	2,520,241
Duke Energy Corp.	7,772	722,951
Edison International	15,787	893,228
Electricite de France S.A.	113,389	1,320,221
Elia Group S.A.	10,581	1,243,588
Emera, Inc.	6,498	262,912
Endesa S.A.	10,670	159,945
Enel S.p.A.	41,848	171,494
Entergy Corp.	15,092	1,518,708
Evergy, Inc.	26,075	1,548,855

Electric Utilities—(Continued)
Eversource Energy	10,819	843,449
Exelon Corp.	13,031	488,141
FirstEnergy Corp.	35,185	1,301,845
Fortis, Inc.	4,375	166,214
Fortum Oyj	17,983	241,714
HK Electric Investments & HK Electric Investments, Ltd.	441,500	309,444
Iberdrola S.A.	24,023	223,327
Kansai Electric Power Co., Inc. (The)	311,500	2,595,900
NextEra Energy, Inc.	26,361	2,066,966
NRG Energy, Inc.	33,917	1,298,004
Origin Energy, Ltd.	53,158	174,178
Orsted A/S	2,465	196,146
Pinnacle West Capital Corp.	16,554	1,067,899
Power Assets Holdings, Ltd.	613,500	3,066,341
PPL Corp.	37,314	945,910
Red Electrica Corp. S.A.	15,619	239,221
Southern Co. (The)	11,290	767,720
SSE plc	31,655	536,712
Terna - Rete Elettrica Nazionale	53,134	323,684
Tokyo Electric Power Co. Holdings, Inc. (a)	415,000	1,318,891
Verbund AG	98	8,351
Xcel Energy, Inc.	9,531	609,984

		38,597,695

Electrical Equipment—0.1%
ABB, Ltd.	881	22,687
Eaton Corp. plc	5,390	718,810
Emerson Electric Co.	8,092	592,496
Fuji Electric Co., Ltd.	200	7,331
Generac Holdings, Inc. (a)	1,933	344,345
Nidec Corp.	100	5,633
Prysmian S.p.A.	4,816	137,948
Rockwell Automation, Inc.	219	47,109
Siemens Gamesa Renewable Energy S.A. (a)	16,000	281,009
Vestas Wind Systems A/S	6,149	112,735

		2,270,103

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. - Class A	478	32,007
Azbil Corp.	7,300	190,535
CDW Corp.	2,861	446,545
Corning, Inc.	17,081	495,691
Halma plc	7,948	178,964
Hamamatsu Photonics KK	6,000	257,614
Hexagon AB - B Shares	19,521	180,984
Hirose Electric Co., Ltd.	2,410	313,225
Ibiden Co., Ltd.	6,600	181,214
Keyence Corp.	652	216,466
Keysight Technologies, Inc. (a)	139	21,873
Kyocera Corp.	7,000	353,841
Murata Manufacturing Co., Ltd.	3,900	179,146
Omron Corp.	4,000	182,311
TDK Corp.	419	12,715
TE Connectivity, Ltd.	227	25,052
Teledyne Technologies, Inc. (a)	1,730	583,823
Trimble, Inc. (a)	5,868	318,456

BHFTI-251

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Yokogawa Electric Corp.	13,300	$209,590
Zebra Technologies Corp. - Class A (a)	1,169	306,290

		4,686,342

Energy Equipment & Services—0.1%
Baker Hughes Co.	15,799	331,147
Halliburton Co.	23,705	583,617
Schlumberger NV	17,787	638,554
Tenaris S.A.	7,729	100,205

		1,653,523

Entertainment—0.6%
Activision Blizzard, Inc.	16,611	1,234,862
Bollore SE	50,691	231,896
Capcom Co., Ltd.	15,600	390,034
Electronic Arts, Inc.	11,467	1,326,847
Embracer Group AB (a)	445,373	2,640,001
Koei Tecmo Holdings Co., Ltd.	15,360	249,837
Konami Group Corp.	6,300	291,264
Live Nation Entertainment, Inc. (a)	9,617	731,277
Netflix, Inc. (a)	2,846	670,062
Nexon Co., Ltd.	10,500	183,629
Nintendo Co., Ltd.	5,410	219,065
Sea, Ltd. (ADR) (a)	28,556	1,600,564
Square Enix Holdings Co., Ltd.	5,600	240,158
Take-Two Interactive Software, Inc. (a)	8,065	879,085
Toho Co., Ltd.	9,200	331,536
UBISOFT Entertainment S.A. (a)	9,338	256,372
Universal Music Group NV	16,323	307,690
Walt Disney Co. (The) (a)	8,930	842,367
Warner Bros Discovery, Inc. (a)	57,283	658,755

		13,285,301

Equity Real Estate Investment Trusts—0.4%
Alexandria Real Estate Equities, Inc.	3,123	437,813
American Tower Corp.	2,004	430,259
AvalonBay Communities, Inc.	342	62,993
Canadian Apartment Properties	5,031	153,332
CapitaLand Integrated Commercial Trust	127,900	170,044
CapLand Ascendas	110,100	205,208
Covivio	1,553	74,251
Crown Castle, Inc.	292	42,209
Daiwa House REIT Investment Corp.	9	18,681
Digital Realty Trust, Inc.	3,149	312,318
Duke Realty Corp.	947	45,645
Equinix, Inc.	642	365,195
Equity Residential	5,653	379,995
Essex Property Trust, Inc.	49	11,869
Extra Space Storage, Inc.	2,135	368,736
Federal Realty Investment Trust	179	16,131
Gecina S.A.	100	7,773
GLP J-REIT	8	8,831
Goodman Group	15,184	151,710
Healthpeak Properties, Inc.	13,192	302,361
Host Hotels & Resorts, Inc.	29,503	468,508

Equity Real Estate Investment Trusts—(Continued)
Iron Mountain, Inc.	10,149	446,251
Japan Metropolitan Fund Investment Corp.	149	112,085
Japan Real Estate Investment Corp.	52	214,130
Kimco Realty Corp.	18,309	337,069
Klepierre S.A.	2,566	44,300
Link REIT	23,600	164,720
Mid-America Apartment Communities, Inc.	284	44,040
Mirvac Group	90,992	112,382
Nippon Building Fund, Inc.	55	241,838
Nippon Prologis REIT, Inc.	15	32,717
Nomura Real Estate Master Fund, Inc.	7	7,742
Prologis, Inc.	3,545	360,172
Public Storage	1,499	438,922
Realty Income Corp.	7,485	435,627
Regency Centers Corp.	6,897	371,403
RioCan Real Estate Investment Trust	9,144	123,257
Scentre Group	75,506	121,539
Segro plc	13,306	111,494
Simon Property Group, Inc.	154	13,821
UDR, Inc.	9,073	378,435
Unibail-Rodamco-Westfield (a)	1,687	69,249
Ventas, Inc.	8,121	326,220
Vicinity Centres	133,085	148,601
Vornado Realty Trust	10,423	241,397
Welltower, Inc.	5,331	342,890
Weyerhaeuser Co.	2,514	71,800

		9,345,963

Food & Staples Retailing—0.5%
Aeon Co., Ltd.	22,400	419,015
Alimentation Couche-Tard, Inc.	10,304	414,815
Carrefour S.A.	15,871	219,875
Coles Group, Ltd.	61,524	647,274
Costco Wholesale Corp.	800	377,816
Empire Co., Ltd.	14,251	354,482
Endeavour Group, Ltd.	74,002	331,675
George Weston, Ltd.	4,806	503,197
HelloFresh SE (a)	18,607	392,780
J Sainsbury plc	170,804	329,896
Jeronimo Martins SGPS S.A.	453	8,440
Kesko Oyj - B Shares	8,290	154,048
Kobe Bussan Co., Ltd.	10,700	256,082
Koninklijke Ahold Delhaize NV	35,547	905,167
Kroger Co. (The)	20,191	883,356
Loblaw Cos., Ltd.	7,992	632,834
Metro, Inc.	5,789	289,880
Ocado Group plc (a)	23,237	120,662
Seven & i Holdings Co., Ltd.	12,600	506,129
Sysco Corp.	9,862	697,342
Tesco plc	134,156	307,180
Walgreens Boots Alliance, Inc.	26,254	824,376
Walmart, Inc.	4,060	526,582
Welcia Holdings Co., Ltd.	21,500	451,746
Woolworths Group, Ltd.	32,200	696,705

		11,251,354

BHFTI-252

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—1.1%
Ajinomoto Co., Inc.	33,100	$901,776
Archer-Daniels-Midland Co.	15,278	1,229,115
Associated British Foods plc	30,775	429,053
Barry Callebaut AG	441	829,201
Campbell Soup Co.	17,514	825,260
Chocoladefabriken Lindt & Spruengli AG	9	892,359
Conagra Brands, Inc.	29,076	948,750
Danone S.A.	4,466	210,424
General Mills, Inc.	21,085	1,615,322
Hershey Co. (The)	5,977	1,317,749
Hormel Foods Corp.	21,001	954,285
J.M. Smucker Co. (The)	6,328	869,531
JDE Peet’s NV	21,557	628,766
Kellogg Co.	9,275	646,097
Kerry Group plc - Class A	24,203	2,150,140
Kikkoman Corp.	8,300	466,651
Kraft Heinz Co. (The)	22,771	759,413
Lamb Weston Holdings, Inc.	18,242	1,411,566
McCormick & Co., Inc.	11,012	784,825
MEIJI Holdings Co., Ltd.	18,600	825,073
Mondelez International, Inc. - Class A	17,961	984,802
Mowi ASA	11,085	140,460
Nestle S.A.	2,456	265,935
Nisshin Seifun Group, Inc.	35,000	355,335
Nissin Foods Holdings Co., Ltd.	10,500	728,959
Saputo, Inc.	16,806	400,638
Tyson Foods, Inc. - Class A	12,941	853,200
WH Group, Ltd.	19,603	12,331
Wilmar International, Ltd.	19,300	51,383
Yakult Honsha Co., Ltd.	9,700	564,052

		23,052,451

Gas Utilities—0.7%
AltaGas, Ltd.	10,370	198,564
APA Group	64,855	396,005
Atmos Energy Corp.	9,800	998,130
Enagas S.A.	11,322	174,744
Hong Kong & China Gas Co., Ltd.	4,862,270	4,271,350
Naturgy Energy Group S.A.	10,000	230,521
Osaka Gas Co., Ltd.	216,000	3,252,246
Snam S.p.A.	78,165	315,752
Tokyo Gas Co., Ltd.	252,700	4,267,826

		14,105,138

Health Care Equipment & Supplies—0.6%
Abbott Laboratories	5,037	487,380
ABIOMED, Inc. (a)	2,058	505,568
Alcon, Inc.	9,482	549,103
Align Technology, Inc. (a)	1,202	248,946
Asahi Intecc Co., Ltd.	13,000	205,690
Baxter International, Inc.	5,797	312,226
Becton Dickinson & Co.	2,289	510,058
BioMerieux	3,920	308,889
Boston Scientific Corp. (a)	4,336	167,933
Carl Zeiss Meditec AG	2,979	313,713

Health Care Equipment & Supplies—(Continued)
Cochlear, Ltd.	3,272	404,314
Coloplast A/S - Class B	6,489	656,035
Demant A/S (a)	12,077	297,608
Dentsply Sirona, Inc.	11,305	320,497
DexCom, Inc. (a)	5,256	423,318
DiaSorin S.p.A.	3,010	336,344
Edwards Lifesciences Corp. (a)	5,477	452,565
EssilorLuxottica S.A.	1,407	190,642
Fisher & Paykel Healthcare Corp., Ltd.	4,357	44,926
Getinge AB - B Shares	5,888	101,063
GN Store Nord AS	12,434	216,593
Hologic, Inc. (a)	3,004	193,818
Hoya Corp.	2,900	278,820
IDEXX Laboratories, Inc. (a)	1,110	361,638
Intuitive Surgical, Inc. (a)	1,956	366,633
Koninklijke Philips NV	11,898	183,783
Medtronic plc	2,621	211,646
Olympus Corp.	15,500	298,310
ResMed, Inc.	2,453	535,490
Siemens Healthineers AG	7,171	310,624
Smith & Nephew plc	25,485	294,016
Sonova Holding AG	1,811	398,256
STERIS plc	2,343	389,594
Straumann Holding AG	3,770	343,105
Stryker Corp.	2,248	455,310
Sysmex Corp.	4,862	261,673
Teleflex, Inc.	1,871	376,932
Terumo Corp.	11,400	321,692
Zimmer Biomet Holdings, Inc.	6,134	641,310

		13,276,061

Health Care Providers & Services—0.3%
AmerisourceBergen Corp.	311	42,088
Amplifon S.p.A.	6,737	176,427
Cardinal Health, Inc.	9,647	643,262
Centene Corp. (a)	7,425	577,739
DaVita, Inc. (a)	4,590	379,914
Elevance Health, Inc.	1,310	595,054
Fresenius Medical Care AG & Co. KGaA	4,382	124,550
Fresenius SE & Co. KGaA	13,123	281,085
HCA Healthcare, Inc.	2,105	386,878
Henry Schein, Inc. (a)	5,759	378,769
Humana, Inc.	1,321	640,936
Laboratory Corp. of America Holdings	2,297	470,449
McKesson Corp.	537	182,510
NMC Health plc (a) (b) (c)	1,427	0
Quest Diagnostics, Inc.	4,223	518,120
Ramsay Health Care, Ltd.	11,234	412,016
Sonic Healthcare, Ltd.	22,139	430,785
UnitedHealth Group, Inc.	102	51,514
Universal Health Services, Inc. - Class B	4,315	380,497

		6,672,593

Health Care Technology—0.0%
M3, Inc.	7,241	199,668

BHFTI-253

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.4%
Accor S.A. (a)	4,947	$103,287
Aristocrat Leisure, Ltd.	10,669	222,656
Booking Holdings, Inc. (a)	268	440,380
Caesars Entertainment, Inc. (a)	5,792	186,850
Carnival Corp. (a)	2,755	19,368
Chipotle Mexican Grill, Inc. (a)	444	667,225
Compass Group plc	9,513	190,157
Darden Restaurants, Inc.	2,179	275,251
Domino’s Pizza Enterprises, Ltd.	4,881	159,800
Domino’s Pizza, Inc.	1,454	451,031
Entain plc	9,183	110,276
Evolution AB	853	67,176
Expedia Group, Inc. (a)	3,077	288,284
Flutter Entertainment plc (a)	3,653	399,070
Genting Singapore, Ltd.	23,400	12,729
Hilton Worldwide Holdings, Inc.	4,237	511,067
InterContinental Hotels Group plc	2,871	137,738
La Francaise des Jeux SAEM	4,760	140,842
Las Vegas Sands Corp. (a)	12,491	468,662
Lottery Corp., Ltd. (The) (a)	75,512	200,609
Marriott International, Inc. - Class A	3,127	438,218
McDonald’s Corp.	516	119,062
McDonald’s Holdings Co. Japan, Ltd.	14,100	491,155
Oriental Land Co., Ltd.	2,000	272,549
Restaurant Brands International, Inc.	14,535	773,180
Royal Caribbean Cruises, Ltd. (a)	632	23,953
Sodexo S.A.	3,277	246,461
Starbucks Corp.	7,777	655,290
Whitbread plc	4,671	119,276
Wynn Resorts, Ltd. (a)	6,079	383,159
Yum! Brands, Inc.	927	98,577

		8,673,338

Household Durables—0.2%
Barratt Developments plc	30,881	116,977
Berkeley Group Holdings plc	4,419	161,981
Garmin, Ltd.	1,964	157,729
Iida Group Holdings Co., Ltd.	2,000	27,171
Mohawk Industries, Inc. (a)	4,237	386,372
Newell Brands, Inc.	15,535	215,781
NVR, Inc. (a)	149	594,075
Open House Group Co., Ltd.	3,900	132,176
Persimmon plc	6,131	84,405
PulteGroup, Inc.	13,589	509,588
Sekisui Chemical Co., Ltd.	12,100	148,103
Sekisui House, Ltd.	12,000	199,299
Sony Group Corp.	2,700	173,778
Taylor Wimpey plc	82,344	80,298
Whirlpool Corp.	3,273	441,233

		3,428,966

Household Products—0.3%
Church & Dwight Co., Inc.	13,833	988,230
Clorox Co. (The)	3,238	415,727
Colgate-Palmolive Co.	13,878	974,929
Essity AB - Class B	11,562	228,225

Household Products—(Continued)
Henkel AG & Co. KGaA	12,549	716,278
Kimberly-Clark Corp.	8,557	963,005
Procter & Gamble Co. (The)	10,016	1,264,520
Reckitt Benckiser Group plc	8,208	542,478
Unicharm Corp.	17,100	558,946

		6,652,338

Independent Power and Renewable Electricity Producers—0.2%
AES Corp. (The)	73,821	1,668,354
Brookfield Renewable Corp. - Class A	298	9,738
RWE AG	36,963	1,360,045
Uniper SE	276,876	1,050,339

		4,088,476

Industrial Conglomerates—0.1%
3M Co.	4,507	498,023
CK Hutchison Holdings, Ltd.	75,000	411,866
DCC plc	2,210	114,974
General Electric Co.	4,536	280,824
Hitachi, Ltd.	2,900	122,793
Jardine Matheson Holdings, Ltd.	1,100	55,689
Keppel Corp., Ltd.	5,800	27,848
Siemens AG	1,330	131,635
Smiths Group plc	11,870	198,936
Toshiba Corp.	200	7,123

		1,849,711

Insurance—0.5%
Admiral Group plc	6,107	129,606
Aegon NV	16,733	66,499
Aflac, Inc.	8,562	481,184
Ageas SA	5,312	192,733
AIA Group, Ltd.	42,000	348,707
Allstate Corp. (The)	4,028	501,607
Aon plc - Class A	1,910	511,632
Arthur J. Gallagher & Co.	3,031	518,968
Assurant, Inc.	156	22,662
Baloise Holding AG	1,325	168,915
Brown & Brown, Inc.	9,845	595,426
Chubb, Ltd.	2,478	450,699
Cincinnati Financial Corp.	3,498	313,316
Dai-ichi Life Holdings, Inc.	8,200	130,344
Everest Re Group, Ltd.	1,733	454,809
Fairfax Financial Holdings, Ltd.	368	168,073
Gjensidige Forsikring ASA	13,013	222,672
Globe Life, Inc.	976	97,307
Hannover Rueck SE	1,069	161,447
Hartford Financial Services Group, Inc. (The)	6,242	386,630
iA Financial Corp., Inc.	3,320	168,698
Insurance Australia Group, Ltd.	53,664	158,014
Intact Financial Corp.	1,865	263,937
Japan Post Holdings Co., Ltd.	34,400	227,783
Japan Post Insurance Co., Ltd.	8,000	112,076
Lincoln National Corp.	5,128	225,171

BHFTI-254

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
Manulife Financial Corp.	616	$9,668
Marsh & McLennan Cos., Inc.	432	64,493
Medibank Private, Ltd.	110,037	244,544
MS&AD Insurance Group Holdings, Inc.	7,400	195,832
NN Group NV	2,183	84,964
Poste Italiane S.p.A.	28,976	218,859
Principal Financial Group, Inc.	6,950	501,443
Progressive Corp. (The)	4,228	491,336
Prudential Financial, Inc.	770	66,051
Prudential plc	8,824	86,696
Sampo Oyj - A Shares	3,212	137,080
Sompo Holdings, Inc.	4,100	163,406
Suncorp Group, Ltd.	22,084	140,921
Swiss Life Holding AG	240	105,742
Swiss Re AG	1,951	143,311
T&D Holdings, Inc.	10,700	101,185
Tokio Marine Holdings, Inc.	12,600	223,947
Travelers Cos., Inc. (The)	4,161	637,465
Tryg A/S	6,726	138,231
W.R. Berkley Corp.	8,240	532,139
Willis Towers Watson plc	182	36,571
Zurich Insurance Group AG	304	120,847

		11,523,646

Interactive Media & Services—0.2%
Alphabet, Inc. - Class A (a)	9,060	866,589
Kakaku.com, Inc.	10,300	173,182
Match Group, Inc. (a)	13,001	620,798
Meta Platforms, Inc. - Class A (a)	4,331	587,630
REA Group, Ltd.	187	13,566
Scout24 SE	6,813	345,238
Seek, Ltd.	3,441	41,635
Twitter, Inc. (a)	13,408	587,807
Z Holdings Corp.	17,800	46,253

		3,282,698

Internet & Direct Marketing Retail—0.1%
Amazon.com, Inc. (a)	5,100	576,300
Delivery Hero SE (a)	4,885	180,905
eBay, Inc.	11,797	434,248
Etsy, Inc. (a)	4,750	475,617
Just Eat Takeaway.com NV (a)	12,304	187,588
Prosus NV (a)	3,857	201,003
Rakuten Group, Inc.	31,100	133,420
Zalando SE (a)	6,982	138,437
ZOZO, Inc.	5,500	109,686

		2,437,204

IT Services—0.6%
Accenture plc - Class A	2,370	609,801
Adyen NV (a)	221	274,935
Akamai Technologies, Inc. (a)	4,836	388,428
Automatic Data Processing, Inc.	2,543	575,201
Bechtle AG	8,202	298,423
Broadridge Financial Solutions, Inc.	4,554	657,233

IT Services—(Continued)
Capgemini SE	1,087	173,714
CGI, Inc. (a)	662	49,836
Cognizant Technology Solutions Corp. - Class A	5,876	337,517
Computershare, Ltd.	33,339	528,730
DXC Technology Co. (a)	11,828	289,549
Edenred	4,628	212,718
EPAM Systems, Inc. (a)	1,272	460,706
Fidelity National Information Services, Inc.	5,846	441,782
Fiserv, Inc. (a)	6,688	625,796
FleetCor Technologies, Inc. (a)	163	28,716
Fujitsu, Ltd.	502	54,137
Global Payments, Inc.	4,171	450,677
GMO Payment Gateway, Inc.	1,000	67,573
Itochu Techno-Solutions Corp.	8,100	188,923
Jack Henry & Associates, Inc.	3,101	565,219
MasterCard, Inc. - Class A	1,481	421,108
NEC Corp.	7,100	227,266
Nexi S.p.A. (a)	78,525	634,080
Nomura Research Institute, Ltd.	8,300	203,994
NTT Data Corp.	15,300	197,734
Nuvei Corp. (a)	4,806	129,879
Obic Co., Ltd.	1,800	238,656
Otsuka Corp.	7,000	216,941
Paychex, Inc.	4,664	523,347
PayPal Holdings, Inc. (a)	5,311	457,118
SCSK Corp.	13,600	204,058
Shopify, Inc. - Class A (a)	4,200	113,076
TIS, Inc.	12,900	342,527
VeriSign, Inc. (a)	2,643	459,089
Visa, Inc. - Class A	729	129,507
Wix.com, Ltd. (a)	2,657	207,857

		11,985,851

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	3,361	219,517
Hasbro, Inc.	6,916	466,277
Shimano, Inc.	1,400	220,643
Yamaha Corp.	300	10,684

		917,121

Life Sciences Tools & Services—0.3%
Agilent Technologies, Inc.	5,376	653,453
Bachem Holding AG - Class B	8,017	498,717
Bio-Rad Laboratories, Inc. - Class A (a)	1,075	448,426
Bio-Techne Corp.	1,315	373,460
Charles River Laboratories International, Inc. (a)	1,913	376,478
Eurofins Scientific SE	2,668	158,209
Illumina, Inc. (a)	1,950	372,041
IQVIA Holdings, Inc. (a)	2,507	454,118
Lonza Group AG	1,039	505,275
Mettler-Toledo International, Inc. (a)	339	367,517
PerkinElmer, Inc.	2,652	319,115
QIAGEN NV (a)	13,019	547,862
Sartorius Stedim Biotech	1,040	317,920
Thermo Fisher Scientific, Inc.	1,133	574,646
Waters Corp. (a)	1,729	466,017

BHFTI-255

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—(Continued)
West Pharmaceutical Services, Inc.	1,197	$294,558

		6,727,812

Machinery—0.3%
Alfa Laval AB	8,741	215,948
Caterpillar, Inc.	495	81,220
CNH Industrial NV	19,518	217,901
Daifuku Co., Ltd.	2,600	122,174
Daimler Truck Holding AG (a)	6,391	146,264
Deere & Co.	359	119,867
Dover Corp.	4,532	528,341
Fortive Corp.	10,481	611,042
GEA Group AG	4,611	150,781
Hitachi Construction Machinery Co., Ltd.	9,800	182,084
Hoshizaki Corp.	400	11,070
Husqvarna AB - B Shares	15,232	83,949
Illinois Tool Works, Inc.	530	95,744
Ingersoll Rand, Inc.	11,332	490,222
KION Group AG	2,314	44,839
Knorr-Bremse AG	2,412	104,575
Komatsu, Ltd.	12,300	222,432
Kone Oyj - Class B	3,199	123,189
Kubota Corp.	7,200	99,844
Kurita Water Industries, Ltd.	4,900	172,810
Makita Corp.	5,900	114,395
MISUMI Group, Inc.	5,600	119,145
Mitsubishi Heavy Industries, Ltd.	5,400	180,038
NGK Insulators, Ltd.	14,600	182,001
Nordson Corp.	2,617	555,511
Otis Worldwide Corp.	7,628	486,666
Parker-Hannifin Corp.	1,818	440,520
Sandvik AB	462	6,291
Schindler Holding AG	1,240	186,401
Spirax-Sarco Engineering plc	1,231	141,405
Stanley Black & Decker, Inc.	270	20,307
Wartsila Oyj Abp	21,923	139,673
Westinghouse Air Brake Technologies Corp.	552	44,905
Xylem, Inc.	694	60,628
Yaskawa Electric Corp.	300	8,660

		6,510,842

Marine—0.0%
AP Moller - Maersk A/S - Class A	5	8,811
Nippon Yusen KK	5,100	87,099

		95,910

Media—0.4%
Charter Communications, Inc. - Class A (a)	2,332	707,412
Comcast Corp. - Class A	35,219	1,032,973
CyberAgent, Inc.	21,900	182,410
Dentsu Group, Inc.	7,300	207,831
DISH Network Corp. - Class A (a)	37,445	517,864
Fox Corp. - Class B	35,833	1,021,241
Hakuhodo DY Holdings, Inc.	21,000	148,113
Informa plc	27,504	158,453

Media—(Continued)
Interpublic Group of Cos., Inc. (The)	38,941	996,890
News Corp. - Class B	23,945	369,232
Omnicom Group, Inc.	17,540	1,106,599
Paramount Global - Class B	29,686	565,221
Pearson plc	8,888	85,181
Publicis Groupe S.A.	4,358	206,211
Vivendi SE	19,928	154,458
WPP plc	12,021	99,479

		7,559,568

Metals & Mining—0.4%
Agnico Eagle Mines, Ltd.	7,423	313,611
Anglo American plc	7,138	215,627
Antofagasta plc	20,750	255,956
ArcelorMittal S.A.	2,216	44,316
Barrick Gold Corp.	29,127	451,449
BHP Group, Ltd.	822	20,472
BHP Group, Ltd.(London-Traded Shares)	597	14,994
BlueScope Steel, Ltd.	19,468	188,341
Boliden AB	532	16,453
Evolution Mining, Ltd.	179,953	237,301
First Quantum Minerals, Ltd.	7,954	135,028
Fortescue Metals Group, Ltd.	22,935	245,803
Franco-Nevada Corp.	3,056	365,034
Freeport-McMoRan, Inc.	21,568	589,453
Glencore plc	34,171	180,441
Hitachi Metals, Ltd. (a)	9,900	148,846
Ivanhoe Mines, Ltd. - Class A (a)	23,597	151,864
JFE Holdings, Inc.	13,400	124,725
Kinross Gold Corp.	64,827	244,037
Lundin Mining Corp.	23,228	117,372
Newcrest Mining, Ltd.	22,841	248,512
Newmont Corp.	13,916	584,889
Nippon Steel Corp.	13,900	193,474
Norsk Hydro ASA	2,948	15,859
Northern Star Resources, Ltd.	72,091	363,445
Nucor Corp.	3,584	383,452
Pan American Silver Corp.	11,795	187,511
Rio Tinto plc	7,318	396,369
Rio Tinto, Ltd.	3,012	179,253
South32, Ltd.	98,033	226,592
Sumitomo Metal Mining Co., Ltd.	4,600	132,552
Teck Resources, Ltd. - Class B	7,275	221,249
Wheaton Precious Metals Corp.	10,611	343,599

		7,537,879

Multi-Utilities—0.7%
Algonquin Power & Utilities Corp.	19,568	213,763
Ameren Corp.	16,806	1,353,723
CenterPoint Energy, Inc.	48,115	1,355,881
CMS Energy Corp.	22,356	1,302,013
Consolidated Edison, Inc.	7,631	654,435
Dominion Energy, Inc.	8,700	601,257
DTE Energy Co.	12,214	1,405,221
E.ON SE	171,951	1,330,796
Engie S.A.	115,824	1,328,946

BHFTI-256

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Multi-Utilities—(Continued)
National Grid plc	56,837	$586,549
NiSource, Inc.	46,463	1,170,403
Public Service Enterprise Group, Inc.	12,122	681,620
Sempra Energy	6,442	965,913
Veolia Environnement S.A.	54,863	1,040,923
WEC Energy Group, Inc.	8,443	755,057

		14,746,500

Multiline Retail—0.2%
Canadian Tire Corp., Ltd. - Class A	6,458	687,479
Dollar General Corp.	3,356	804,970
Dollar Tree, Inc. (a)	1,541	209,730
Dollarama, Inc.	15,105	867,142
Next plc	2,457	130,542
Pan Pacific International Holdings Corp.	43,500	764,382
Target Corp.	2,983	442,647
Wesfarmers, Ltd.	16,758	455,448

		4,362,340

Oil, Gas & Consumable Fuels—1.8%
Aker BP ASA	20,802	596,473
Ampol, Ltd.	569	10,506
APA Corp.	12,773	436,709
BP plc	698,519	3,321,705
Cameco Corp.	379	10,058
Cenovus Energy, Inc.	3,297	50,648
Chevron Corp.	3,737	536,895
ConocoPhillips	11,231	1,149,380
Coterra Energy, Inc.	17,989	469,873
Devon Energy Corp.	6,868	412,973
Diamondback Energy, Inc.	6,514	784,676
ENEOS Holdings, Inc.	1,367,700	4,416,367
Eni S.p.A.	6,182	65,676
EOG Resources, Inc.	7,321	817,975
Exxon Mobil Corp.	16,413	1,433,019
Hess Corp.	5,930	646,311
Idemitsu Kosan Co., Ltd.	198,876	4,303,136
Inpex Corp.	408,200	3,829,714
Kinder Morgan, Inc.	60,905	1,013,459
Marathon Oil Corp.	22,577	509,789
Marathon Petroleum Corp.	2,996	297,593
Neste Oyj	2,730	118,403
Occidental Petroleum Corp.	8,385	515,258
ONEOK, Inc.	12,110	620,516
Phillips 66	12,655	1,021,512
Pioneer Natural Resources Co.	3,938	852,695
Repsol S.A.	589	6,778
Santos, Ltd.	1,713	7,759
Shell plc	138,070	3,435,222
TotalEnergies SE	92,219	4,340,741
Valero Energy Corp.	3,400	363,290
Williams Cos., Inc. (The)	38,392	1,099,163
Woodside Energy Group, Ltd.	1,076	21,890

		37,516,162

Paper & Forest Products—0.0%
Mondi plc	17,559	271,227
Oji Holdings Corp.	58,800	218,874
Stora Enso Oyj - R Shares	3,517	44,855
Svenska Cellulosa AB SCA - Class B	15,772	200,015
UPM-Kymmene Oyj	3,903	124,027
West Fraser Timber Co., Ltd.	2,236	161,757

		1,020,755

Personal Products—0.2%
Beiersdorf AG	6,095	603,135
Estee Lauder Cos., Inc. (The) - Class A	4,161	898,360
Haleon plc (a)	21,784	67,402
Kao Corp.	12,600	510,910
Kobayashi Pharmaceutical Co., Ltd.	6,500	378,955
Kose Corp.	3,298	335,722
L’Oreal S.A.	724	230,535
Shiseido Co., Ltd.	8,000	280,023
Unilever plc	12,473	548,810

		3,853,852

Pharmaceuticals—0.7%
Astellas Pharma, Inc.	1,100	14,540
AstraZeneca plc	4,166	458,135
Bayer AG	4,838	223,264
Bristol-Myers Squibb Co.	9,260	658,293
Catalent, Inc. (a)	3,483	252,030
Chugai Pharmaceutical Co., Ltd.	8,200	204,746
Daiichi Sankyo Co., Ltd.	10,300	286,514
Eisai Co., Ltd.	5,900	316,469
Eli Lilly and Co.	1,015	328,200
GSK plc	17,427	254,190
Hikma Pharmaceuticals plc	17,769	269,032
Ipsen S.A.	1,890	174,552
Johnson & Johnson	1,344	219,556
Kyowa Kirin Co., Ltd.	13,800	316,577
Merck & Co., Inc.	7,950	684,654
Merck KGaA	2,294	374,389
Nippon Shinyaku Co., Ltd.	5,900	299,308
Novartis AG	12,166	927,454
Novo Nordisk A/S - Class B	8,617	858,891
Ono Pharmaceutical Co., Ltd.	13,100	304,732
Organon & Co.	21,705	507,897
Orion Oyj - Class B	3,720	156,794
Otsuka Holdings Co., Ltd.	9,000	285,463
Pfizer, Inc.	12,114	530,109
Recordati Industria Chimica e Farmaceutica S.p.A.	8,257	303,325
Roche Holding AG	2,775	1,081,264
Sanofi	3,012	229,877
Shionogi & Co., Ltd.	4,900	237,048
Takeda Pharmaceutical Co., Ltd.	7,838	203,570
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	269,143	2,171,984
UCB S.A.	7,675	530,835
Viatris, Inc.	44,230	376,840

		14,040,532

BHFTI-257

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—0.2%
Adecco Group AG	4,462	$122,527
Equifax, Inc.	2,937	503,490
Intertek Group plc	2,448	100,712
Jacobs Solutions, Inc.	463	50,231
Leidos Holdings, Inc.	6,760	591,297
Nielsen Holdings plc	6,402	177,463
Nihon M&A Center Holdings, Inc.	10,500	118,775
Randstad NV	1,360	58,810
Recruit Holdings Co., Ltd.	3,600	103,908
RELX plc	7,862	191,932
Robert Half International, Inc.	4,349	332,699
SGS S.A.	72	153,795
Teleperformance	385	97,267
Thomson Reuters Corp.	7,841	804,904
Verisk Analytics, Inc.	4,371	745,387
Wolters Kluwer NV	3,303	321,584

		4,474,781

Real Estate Management & Development—0.2%
Azrieli Group, Ltd.	1,280	87,196
Capitaland Investment, Ltd.	30,300	72,985
CBRE Group, Inc. - Class A (a)	4,002	270,175
City Developments, Ltd.	9,500	50,084
CK Asset Holdings, Ltd.	63,500	381,035
Daito Trust Construction Co., Ltd.	2,200	206,576
Daiwa House Industry Co., Ltd.	9,100	185,450
ESR Group, Ltd.	25,000	63,059
FirstService Corp.	1,970	234,500
Hang Lung Properties, Ltd.	201,000	328,114
Henderson Land Development Co., Ltd.	128,000	357,266
Hongkong Land Holdings, Ltd.	26,700	117,127
LEG Immobilien SE	2,009	120,881
Lendlease Corp Ltd	26,925	152,276
Mitsubishi Estate Co., Ltd.	1,000	13,121
Mitsui Fudosan Co., Ltd.	7,800	148,685
Nomura Real Estate Holdings, Inc.	4,800	108,815
Sagax AB - Class B	4,376	72,034
Sino Land Co., Ltd.	248,000	326,366
Sumitomo Realty & Development Co., Ltd.	5,900	134,350
Sun Hung Kai Properties, Ltd.	34,500	379,333
Swire Properties, Ltd.	137,600	295,692
Swiss Prime Site AG	2,622	208,578
Vonovia SE	4,218	91,799
Wharf Real Estate Investment Co., Ltd.	53,596	242,042

		4,647,539

Road & Rail—0.2%
Aurizon Holdings, Ltd.	124,519	273,585
Canadian National Railway Co.	3,816	412,112
Canadian Pacific Railway, Ltd.	6,019	401,789
Central Japan Railway Co.	1,900	222,585
CSX Corp.	21,479	572,201
East Japan Railway Co.	2,700	138,611
Hankyu Hanshin Holdings, Inc.	8,400	252,838
J.B. Hunt Transport Services, Inc.	132	20,647
Keio Corp.	7,300	264,057

Road & Rail—(Continued)
Keisei Electric Railway Co., Ltd.	6,600	179,973
Kintetsu Group Holdings Co., Ltd.	11,300	374,703
MTR Corp., Ltd.	48,000	219,648
Norfolk Southern Corp.	231	48,429
Odakyu Electric Railway Co., Ltd.	900	11,513
Old Dominion Freight Line, Inc.	3,184	792,084
TFI International, Inc.	3,547	320,998
Tobu Railway Co., Ltd.	16,800	396,360
Tokyu Corp.	25,400	289,440
West Japan Railway Co.	4,700	180,128

		5,371,701

Semiconductors & Semiconductor Equipment—0.3%
Advanced Micro Devices, Inc. (a)	232	14,700
Advantest Corp.	2,800	130,126
Analog Devices, Inc.	146	20,344
Applied Materials, Inc.	4,133	338,617
ASM International NV	1,343	300,483
ASML Holding NV	728	301,968
Broadcom, Inc.	50	22,200
Disco Corp.	756	164,745
Infineon Technologies AG	10,049	222,691
Intel Corp.	3,004	77,413
KLA Corp.	1,395	422,169
Lam Research Corp.	1,007	368,562
Lasertec Corp.	800	80,447
Microchip Technology, Inc.	7,446	454,429
Monolithic Power Systems, Inc.	1,267	460,428
NVIDIA Corp.	1,543	187,305
NXP Semiconductors NV	2,342	345,468
Qorvo, Inc. (a)	3,707	294,373
QUALCOMM, Inc.	4,513	509,879
Renesas Electronics Corp. (a)	16,700	139,180
Rohm Co., Ltd.	3,273	214,658
Skyworks Solutions, Inc.	3,887	331,444
SolarEdge Technologies, Inc. (a)	126	29,164
STMicroelectronics NV	5,404	166,738
SUMCO Corp.	12,000	139,433
Teradyne, Inc.	4,865	365,605
Texas Instruments, Inc.	3,236	500,868
Tokyo Electron, Ltd.	500	123,795

		6,727,232

Software—0.5%
Adobe, Inc. (a)	1,274	350,605
Autodesk, Inc. (a)	2,622	489,790
AVEVA Group plc	11,393	396,895
Blackberry, Ltd. (a)	41,207	194,199
Cadence Design Systems, Inc. (a)	3,539	578,379
Ceridian HCM Holding, Inc. (a)	8,495	474,701
Check Point Software Technologies, Ltd. (a)	5,814	651,284
Citrix Systems, Inc.	1,882	195,728
Constellation Software, Inc.	179	249,071
CyberArk Software, Ltd. (a)	2,103	315,324
Dassault Systemes SE	7,307	251,168
Fortinet, Inc. (a)	7,170	352,262

BHFTI-258

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Intuit, Inc.	128	$49,577
Lightspeed Commerce, Inc. (a)	6,428	113,125
Microsoft Corp.	101	23,523
Nemetschek SE	4,634	223,150
Nice, Ltd. (a)	1,595	301,442
NortonLifeLock, Inc.	16,775	337,848
Open Text Corp.	6,048	159,853
Oracle Corp. Japan	5,900	311,465
Paycom Software, Inc. (a)	720	237,593
PTC, Inc. (a)	847	88,596
Sage Group plc (The)	51,269	394,450
Salesforce, Inc. (a)	2,987	429,650
SAP SE	3,373	278,053
ServiceNow, Inc. (a)	1,145	432,363
Synopsys, Inc. (a)	150	45,826
Temenos AG	4,558	306,913
Trend Micro, Inc.	7,200	389,940
Tyler Technologies, Inc. (a)	1,334	463,565
WiseTech Global, Ltd.	11,737	385,509
Xero, Ltd. (a)	5,639	259,153

		9,731,000

Specialty Retail—0.3%
Advance Auto Parts, Inc.	2,957	462,297
AutoZone, Inc. (a)	301	644,721
Bath & Body Works, Inc.	5,938	193,579
Best Buy Co., Inc.	6,394	404,996
CarMax, Inc. (a)	5,234	345,549
Fast Retailing Co., Ltd.	400	212,572
H & M Hennes & Mauritz AB - B Shares	8,917	82,411
Hikari Tsushin, Inc.	600	70,211
Industria de Diseno Textil S.A.	22,664	468,134
JD Sports Fashion plc	53,819	58,782
Kingfisher plc	54,151	131,543
Lowe’s Cos., Inc.	294	55,216
Nitori Holdings Co., Ltd.	2,700	225,938
O’Reilly Automotive, Inc. (a)	1,075	756,101
Ross Stores, Inc.	7,311	616,098
TJX Cos., Inc. (The)	12,280	762,834
Tractor Supply Co.	2,988	555,409
Ulta Beauty, Inc. (a)	1,642	658,754
USS Co., Ltd.	14,100	217,013

		6,922,158

Technology Hardware, Storage & Peripherals—0.1%
Apple, Inc.	3,317	458,409
Brother Industries, Ltd.	10,100	174,145
Canon, Inc.	16,700	364,221
FUJIFILM Holdings Corp.	11,000	503,368
HP, Inc.	12,458	310,453
Logitech International S.A.	8,805	402,066
NetApp, Inc.	837	51,768
Ricoh Co., Ltd.	29,100	212,356
Seagate Technology Holdings plc	386	20,547
Seiko Epson Corp.	16,500	225,044

Technology Hardware, Storage & Peripherals—(Continued)
Western Digital Corp. (a)	1,362	44,333

		2,766,710

Textiles, Apparel & Luxury Goods—0.2%
Adidas AG	1,346	156,204
Burberry Group plc	7,380	147,166
Cie Financiere Richemont S.A. - Class A	135	12,668
Gildan Activewear, Inc.	19,185	542,349
Hermes International	286	336,152
Kering S.A.	321	141,952
LVMH Moet Hennessy Louis Vuitton SE	301	176,938
Moncler S.p.A.	12,198	500,847
NIKE, Inc. - Class B	4,448	369,718
Pandora A/S	3,727	173,593
Puma SE	3,413	159,790
PVH Corp.	998	44,710
Ralph Lauren Corp.	5,065	430,170
Swatch Group AG (The) - Bearer Shares	993	223,008
Tapestry, Inc.	15,385	437,396
VF Corp.	2,634	78,783

		3,931,444

Tobacco—0.2%
Altria Group, Inc.	24,822	1,002,313
British American Tobacco plc	10,714	383,126
Imperial Brands plc	19,946	411,601
Japan Tobacco, Inc.	12,500	205,171
Philip Morris International, Inc.	11,833	982,257
Swedish Match AB	46,806	463,394

		3,447,862

Trading Companies & Distributors—0.1%
AerCap Holdings NV (a)	1,298	54,944
Ashtead Group plc	2,037	90,944
Brenntag SE	2,349	143,337
Fastenal Co.	15,268	702,939
Ferguson plc	1,055	109,855
IMCD NV	1,467	174,102
ITOCHU Corp.	5,000	121,179
Marubeni Corp.	17,300	151,890
Mitsubishi Corp.	10,300	282,877
Mitsui & Co., Ltd.	6,300	135,160
MonotaRO Co., Ltd.	11,900	179,874
Reece, Ltd.	11,764	104,054
Sumitomo Corp.	9,000	112,310
Toromont Industries, Ltd.	4,128	287,363
Toyota Tsusho Corp.	4,400	136,581
United Rentals, Inc. (a)	127	34,305

		2,821,714

Transportation Infrastructure—0.0%
Aena SME S.A. (a)	1,594	164,936
Aeroports de Paris (a)	1,227	141,322
Atlantia S.p.A.	10,254	226,990
Auckland International Airport, Ltd. (a)	76,649	308,084

BHFTI-259

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Transportation Infrastructure—(Continued)
Transurban Group	26,071	$204,487

		1,045,819

Water Utilities—0.1%
American Water Works Co., Inc.	7,385	961,231
Severn Trent plc	21,932	573,333
United Utilities Group plc	59,624	590,432

		2,124,996

Wireless Telecommunication Services—0.3%
KDDI Corp.	24,800	727,382
Rogers Communications, Inc. - Class B	369	14,214
SoftBank Corp.	25,900	259,018
SoftBank Group Corp.	4,200	142,675
T-Mobile U.S., Inc. (a)	10,743	1,441,388
Tele2 AB - B Shares	431,613	3,722,750
Vodafone Group plc	176,531	198,823

		6,506,250

Total Common Stocks (Cost $567,455,959)		462,288,449

Foreign Government—15.8%

Sovereign—15.8%
Deutsche Bundesrepublik Inflation Linked Bond 0.500%, 04/15/30 (EUR) (d)	67,438,990	68,877,451
French Republic Government Bond OAT 0.100%, 03/01/26 (144A) (EUR) (d)	4,445,000	4,434,083
0.100%, 03/01/28 (EUR) (d)	6,275,080	6,150,876
0.100%, 03/01/29 (EUR) (d)	8,641,248	8,400,936
0.100%, 07/25/31 (144A) (EUR) (d)	9,794,136	9,402,162
0.100%, 03/01/36 (144A) (EUR) (d)	4,295,400	3,955,458
0.100%, 07/25/36 (144A) (EUR) (d)	4,587,360	4,142,173
0.100%, 07/25/47 (144A) (EUR) (d)	4,654,920	3,981,031
0.700%, 07/25/30 (144A) (EUR) (d)	11,575,575	11,779,143
1.850%, 07/25/27 (EUR) (d)	16,839,675	18,007,544
3.400%, 07/25/29 (EUR) (d)	9,826,600	11,834,032
Italy Buoni Poliennali Del Tesoro 0.100%, 05/15/23 (EUR) (d)	8,036,350	8,014,423
0.150%, 05/15/51 (144A) (EUR) (d)	6,708,180	3,819,699
0.400%, 05/15/30 (144A) (EUR) (d)	3,159,744	2,694,445
0.650%, 05/15/26 (EUR) (d)	4,115,103	3,924,761
1.250%, 09/15/32 (144A) (EUR) (d)	9,143,209	8,009,166
1.300%, 05/15/28 (144A) (EUR) (d)	2,911,125	2,755,874
2.350%, 09/15/24 (144A) (EUR) (d)	4,687,160	4,803,581
2.550%, 09/15/41 (144A) (EUR) (d)	2,533,700	2,524,423
2.600%, 09/15/23 (144A) (EUR) (d)	1,863,694	1,902,935
3.100%, 09/15/26 (144A) (EUR) (d)	6,182,750	6,507,801
United Kingdom Gilt Inflation Linked Bonds 0.125%, 03/22/24 (GBP) (d)	2,830,580	3,225,906
0.125%, 03/22/26 (GBP) (d)	2,657,140	2,979,084
0.125%, 08/10/28 (GBP) (d)	4,994,666	5,558,364

Sovereign—(Continued)
United Kingdom Gilt Inflation Linked Bonds 0.125%, 03/22/29 (GBP) (d)	7,817,937	8,661,641
0.125%, 08/10/31 (GBP) (d)	5,141,664	5,822,848
0.125%, 03/22/44 (GBP) (d)	2,830,540	3,268,526
0.125%, 08/10/48 (GBP) (d)	2,497,100	2,938,139
0.125%, 03/22/58 (GBP) (d)	3,352,000	4,385,405
0.125%, 11/22/65 (GBP) (d)	2,634,780	3,726,164
0.125%, 03/22/68 (GBP) (d)	2,473,236	3,587,177
0.250%, 03/22/52 (GBP) (d)	2,834,900	3,506,021
0.375%, 03/22/62 (GBP) (d)	7,274,200	10,630,896
0.500%, 03/22/50 (GBP) (d)	4,823,250	6,194,287
0.625%, 03/22/40 (GBP) (d)	23,055,348	28,929,878
0.625%, 11/22/42 (GBP) (d)	9,688,980	12,240,827
0.750%, 03/22/34 (GBP) (d)	5,170,865	6,153,947
0.750%, 11/22/47 (GBP) (d)	4,954,020	6,592,003
1.250%, 11/22/27 (GBP) (d)	1,097,872	1,293,654
1.250%, 11/22/32 (GBP) (d)	15,169,053	18,865,453

Total Foreign Government (Cost $486,568,375)		334,482,217

U.S. Treasury & Government Agencies—9.1%

U.S. Treasury—9.1%
U.S. Treasury Inflation Indexed Bonds 0.250%, 02/15/50 (d)	5,762,000	3,775,854
2.125%, 02/15/40 (d)	3,701,079	3,852,520
3.375%, 04/15/32 (d)	4,172,925	4,756,931
3.875%, 04/15/29 (d)	3,604,500	4,036,653
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/23 (d)	2,567,140	2,541,468
0.125%, 10/15/25 (d)	19,240,341	18,175,358
0.125%, 04/15/26 (d)	2,372,475	2,215,553
0.125%, 01/15/30 (d)	21,764,484	19,241,164
0.125%, 07/15/30 (d)	33,395,973	29,402,480
0.125%, 01/15/31 (d)	15,592,518	13,621,374
0.125%, 07/15/31 (d)	11,607,015	10,120,206
0.250%, 01/15/25 (d)	2,501,780	2,394,054
0.250%, 07/15/29 (d)	38,570,391	34,778,138
0.375%, 07/15/25 (d)	3,748,080	3,581,686
0.375%, 07/15/27 (d)	8,805,279	8,215,136
0.500%, 01/15/28 (d)	6,834,430	6,342,738
0.750%, 07/15/28 (d)	9,749,361	9,161,447
0.875%, 01/15/29 (d)	16,708,646	15,712,002

Total U.S. Treasury & Government Agencies (Cost $219,979,563)		191,924,762

Mutual Funds—2.7%

Investment Company Securities—2.7%
iShares iBoxx $ Investment Grade Corporate Bond ETF	548,388	56,182,351

Total Mutual Funds (Cost $72,871,969)		56,182,351

BHFTI-260

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Preferred Stocks—0.0%

Security Description	Shares	Value

Automobiles—0.0%
Porsche Automobil Holding SE	1,817	$103,504

Health Care Equipment & Supplies—0.0%
Sartorius AG	939	327,963

Total Preferred Stocks (Cost $574,463)		431,467

Short-Term Investments—49.8%

Mutual Funds—42.7%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.790% (e)	233,751,625	233,751,625
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (e)	246,499,681	246,499,681
Goldman Sachs Financial Square Government Fund, Institutional Class 2.930% (e)	242,285,441	242,285,441
State Street Institutional Liquid Reserves Fund, Premier Class 3.010% (e)	16	16
State Street Institutional Treasury Plus Money Market Fund, Institutional Class 2.951% (e)	177,689,123	177,689,123

		900,225,886

U.S. Treasury—7.1%
U.S. Treasury Bill 2.241%, 12/15/22 (f) (g)	150,000,000	149,144,000

Total Short-Term Investments (Cost $1,049,525,730)		1,049,369,886

Total Investments—99.3% (Cost $2,396,976,059)		2,094,679,132
Other assets and liabilities (net)—0.7%		14,391,962

Net Assets—100.0%		$2,109,071,094

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent less than 0.05% of net assets.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2022, the market value of securities pledged was $149,144,000.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $70,711,974, which is 3.4% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	67,000,000	BNY	10/27/22	USD	65,619,465	$147,657
GBP	45,000,000	BNY	10/27/22	USD	49,964,715	305,035

Contracts to Deliver
AUD	19,000,000	BNY	10/28/22	USD	12,299,973	143,510
AUD	114,231	BBH	10/28/22	USD	73,459	373
CAD	23,500,000	BBH	10/28/22	USD	17,129,653	118,481
CHF	14,800,000	BBH	10/28/22	USD	15,000,679	(30,451)
EUR	138,000,000	BNY	10/27/22	USD	137,571,648	2,111,009
EUR	138,000,000	SSBT	10/27/22	USD	138,267,389	2,806,750
EUR	55,700,000	BBH	10/28/22	USD	53,737,076	(941,753)
EUR	170,445	SSBT	10/28/22	USD	165,389	(1,932)
GBP	85,000,000	BNY	10/27/22	USD	100,151,675	5,197,703
GBP	85,000,000	SSBT	10/27/22	USD	100,717,920	5,763,948
GBP	19,700,000	BBH	10/28/22	USD	21,233,724	(773,734)
HKD	150,300,000	SSBT	10/28/22	USD	19,158,201	643
JPY	10,147,800,000	SSBT	10/28/22	USD	70,337,724	66,533

Net Unrealized Appreciation						$14,913,772

BHFTI-261

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	10/21/22	83	EUR	10,634,790	$(757,429)
Australian 10 Year Treasury Bond Futures	12/15/22	2,028	AUD	237,512,242	(3,765,399)
Brent Crude Oil Futures	11/30/22	214	USD	17,873,280	(1,007,018)
Canada Government Bond 10 Year Futures	12/19/22	1,575	CAD	194,654,250	(1,831,326)
Cattle Feeder Futures	11/17/22	269	USD	23,487,063	(874,816)
Cocoa Futures	12/14/22	1,293	USD	30,437,220	(109,110)
Coffee “C” Futures	12/19/22	179	USD	14,871,544	995,036
Copper Futures	12/28/22	350	USD	29,859,375	(1,678,155)
Corn Futures	12/14/22	604	USD	20,460,500	1,964,630
Cotton No. 2 Futures	12/07/22	292	USD	12,459,640	(3,617,684)
Cotton No. 2 Futures	03/09/23	11	USD	458,975	(18,777)
DAX Index Futures	12/16/22	31	EUR	9,403,850	(966,030)
Euro-BTP Futures	12/08/22	471	EUR	52,742,580	(2,546,440)
Euro-Bobl Futures	12/08/22	1,119	EUR	134,000,250	(3,622,678)
Euro-Bund Futures	12/08/22	494	EUR	68,414,060	(3,260,974)
Euro-Buxl 30 Year Bond Futures	12/08/22	207	EUR	30,354,480	(2,587,267)
FTSE 100 Index Futures	12/16/22	212	GBP	14,658,740	(1,305,012)
Gasoline RBOB Futures	11/30/22	205	USD	19,621,329	(502,699)
Gold 100 oz. Futures	12/28/22	629	USD	105,168,800	(4,612,539)
Hang Seng Index Futures	10/28/22	131	HKD	112,725,500	(553,453)
IBEX 35 Index Futures	10/21/22	111	EUR	8,173,374	(771,382)
Japanese Government 10 Year Bond Futures	12/13/22	397	JPY	58,875,100,000	(27,732)
LME Nickel Futures	12/19/22	216	USD	27,335,232	959,787
LME Primary Aluminum Futures	12/19/22	776	USD	41,923,400	(3,985,416)
LME Zinc Futures	12/19/22	446	USD	33,260,450	820,710
Lean Hogs Futures	12/14/22	212	USD	6,463,880	(706,124)
Live Cattle Futures	12/30/22	538	USD	31,645,160	(763,440)
Live Cattle Futures	02/28/23	40	USD	2,410,400	(76,673)
Low Sulphur Gas Oil Futures	12/12/22	234	USD	21,112,650	(1,054,578)
MSCI Emerging Markets Index Mini Futures	12/16/22	2,454	USD	106,933,050	(12,576,627)
Natural Gas Futures	11/28/22	540	USD	38,151,000	(4,893,367)
Natural Gas Futures	12/28/22	68	USD	4,927,960	(61,662)
New York Harbor ULSD Futures	11/30/22	148	USD	19,437,432	(1,450,787)
New York Harbor ULSD Futures	12/30/22	9	USD	1,161,783	(139,406)
OMX Stockholm 30 Index Futures	10/21/22	502	SEK	91,866,000	(584,489)
Russell 2000 Index E-Mini Futures	12/16/22	1,799	USD	150,198,510	(16,408,031)
S&P 500 Index E-Mini Futures	12/16/22	134	USD	24,130,050	(972,543)
S&P TSX 60 Index Futures	12/15/22	113	CAD	25,221,600	(905,334)
SPI 200 Index Futures	12/15/22	153	AUD	24,732,450	(1,176,011)
Silver Futures	12/28/22	457	USD	43,504,115	(2,954,484)
Soybean Futures	01/13/23	228	USD	15,680,700	(1,046,684)
Soybean Meal Futures	12/14/22	365	USD	14,709,500	89,660
Soybean Meal Futures	01/13/23	27	USD	1,083,510	(487)
Soybean Oil Futures	12/14/22	359	USD	13,260,024	(2,517,759)
Soybean Oil Futures	01/13/23	7	USD	255,738	(11,423)
Sugar No. 11 Futures	02/28/23	972	USD	19,247,155	(710,060)
TOPIX Index Futures	12/08/22	107	JPY	1,964,520,000	(520,498)
U.S. Treasury Long Bond Futures	12/20/22	1,087	USD	137,403,594	(10,304,130)
U.S. Treasury Note 10 Year Futures	12/20/22	2,544	USD	285,087,000	(13,452,214)
U.S. Treasury Note 2 Year Futures	12/30/22	2,371	USD	486,981,174	(7,774,827)
U.S. Treasury Note 5 Year Futures	12/30/22	2,980	USD	320,373,283	(11,023,011)
U.S. Treasury Ultra Long Bond Futures	12/20/22	75	USD	10,275,000	(804,376)
United Kingdom Long Gilt Bond Futures	12/28/22	1,385	GBP	133,514,000	(15,351,414)
WTI Crude Oil Futures	11/21/22	221	USD	17,397,120	(1,988,091)
WTI Crude Oil Futures	12/20/22	24	USD	1,866,000	(251,477)
Wheat Futures	12/14/22	506	USD	23,313,950	3,029,961

BHFTI-262

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
LME Nickel Futures	12/19/22	(58)	USD	(7,340,016)	$238,288
LME Primary Aluminum Futures	12/19/22	(103)	USD	(5,564,575)	106,565
LME Zinc Futures	12/19/22	(40)	USD	(2,983,000)	106,349

Net Unrealized Depreciation					$(140,570,357)

Glossary of Abbreviations

Counterparties

(BBH)—	Brown Brothers Harriman & Co.
(BNY)—	Bank of New York
(SSBT)—	State Street Bank and Trust Co.

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund

BHFTI-263

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,906,973	$482,222	$—	$4,389,195
Air Freight & Logistics	1,474,948	257,156	—	1,732,104
Airlines	962,430	437,472	—	1,399,902
Auto Components	798,316	856,946	—	1,655,262
Automobiles	698,252	1,534,878	—	2,233,130
Banks	5,032,224	4,976,359	10,284	10,018,867
Beverages	5,568,696	6,619,053	—	12,187,749
Biotechnology	3,796,772	1,780,565	—	5,577,337
Building Products	2,578,401	942,888	—	3,521,289
Capital Markets	3,734,179	1,913,906	—	5,648,085
Chemicals	11,290,330	8,020,362	—	19,310,692
Commercial Services & Supplies	1,452,185	675,691	—	2,127,876
Communications Equipment	1,559,455	381,044	—	1,940,499
Construction & Engineering	1,020,397	620,404	—	1,640,801
Construction Materials	1,656,287	999,979	—	2,656,266
Consumer Finance	1,200,169	—	—	1,200,169
Containers & Packaging	5,132,993	301,613	—	5,434,606
Distributors	331,594	—	—	331,594
Diversified Consumer Services	—	238,841	—	238,841
Diversified Financial Services	224,742	576,820	—	801,562
Diversified Telecommunication Services	3,248,917	17,266,807	—	20,515,724
Electric Utilities	19,133,966	19,463,729	—	38,597,695
Electrical Equipment	1,702,760	567,343	—	2,270,103
Electronic Equipment, Instruments & Components	2,229,737	2,456,605	—	4,686,342
Energy Equipment & Services	1,553,318	100,205	—	1,653,523
Entertainment	7,943,819	5,341,482	—	13,285,301
Equity Real Estate Investment Trusts	7,328,668	2,017,295	—	9,345,963
Food & Staples Retailing	5,504,680	5,746,674	—	11,251,354
Food Products	13,600,553	9,451,898	—	23,052,451
Gas Utilities	1,196,694	12,908,444	—	14,105,138
Health Care Equipment & Supplies	6,960,862	6,315,199	—	13,276,061
Health Care Providers & Services	5,247,730	1,424,863	0	6,672,593
Health Care Technology	—	199,668	—	199,668
Hotels, Restaurants & Leisure	5,799,557	2,873,781	—	8,673,338
Household Durables	2,304,778	1,124,188	—	3,428,966
Household Products	4,606,411	2,045,927	—	6,652,338
Independent Power and Renewable Electricity Producers	1,678,092	2,410,384	—	4,088,476
Industrial Conglomerates	778,847	1,070,864	—	1,849,711
Insurance	7,499,285	4,024,361	—	11,523,646
Interactive Media & Services	2,662,824	619,874	—	3,282,698
Internet & Direct Marketing Retail	1,486,165	951,039	—	2,437,204

BHFTI-264

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$7,921,442	$4,064,409	$—	$11,985,851
Leisure Products	466,277	450,844	—	917,121
Life Sciences Tools & Services	4,699,829	2,027,983	—	6,727,812
Machinery	3,534,973	2,975,869	—	6,510,842
Marine	—	95,910	—	95,910
Media	6,317,432	1,242,136	—	7,559,568
Metals & Mining	4,088,548	3,449,331	—	7,537,879
Multi-Utilities	10,459,286	4,287,214	—	14,746,500
Multiline Retail	3,011,968	1,350,372	—	4,362,340
Oil, Gas & Consumable Fuels	13,041,792	24,474,370	—	37,516,162
Paper & Forest Products	161,757	858,998	—	1,020,755
Personal Products	898,360	2,955,492	—	3,853,852
Pharmaceuticals	5,729,563	8,310,969	—	14,040,532
Professional Services	3,205,471	1,269,310	—	4,474,781
Real Estate Management & Development	504,675	4,142,864	—	4,647,539
Road & Rail	2,568,260	2,803,441	—	5,371,701
Semiconductors & Semiconductor Equipment	4,742,968	1,984,264	—	6,727,232
Software	6,232,862	3,498,138	—	9,731,000
Specialty Retail	5,455,554	1,466,604	—	6,922,158
Technology Hardware, Storage & Peripherals	885,510	1,881,200	—	2,766,710
Textiles, Apparel & Luxury Goods	1,903,126	2,028,318	—	3,931,444
Tobacco	1,984,570	1,463,292	—	3,447,862
Trading Companies & Distributors	1,079,551	1,742,163	—	2,821,714
Transportation Infrastructure	—	1,045,819	—	1,045,819
Water Utilities	961,231	1,163,765	—	2,124,996
Wireless Telecommunication Services	1,455,602	5,050,648	—	6,506,250
Total Common Stocks	246,197,613	216,080,552	10,284	462,288,449
Total Foreign Government*	—	334,482,217	—	334,482,217
Total U.S. Treasury & Government Agencies*	—	191,924,762	—	191,924,762
Total Mutual Funds*	56,182,351	—	—	56,182,351
Total Preferred Stocks*	—	431,467	—	431,467
Short-Term Investments
Mutual Funds	900,225,886	—	—	900,225,886
U.S. Treasury	—	149,144,000	—	149,144,000
Total Short-Term Investments	900,225,886	149,144,000	—	1,049,369,886
Total Investments	$1,202,605,850	$892,062,998	$10,284	$2,094,679,132

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$16,661,642	$—	$16,661,642
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,747,870)	—	(1,747,870)
Total Forward Contracts	$—	$14,913,772	$—	$14,913,772
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$8,310,986	$—	$—	$8,310,986
Futures Contracts (Unrealized Depreciation)	(148,881,343)	—	—	(148,881,343)
Total Futures Contracts	$(140,570,357)	$—	$—	$(140,570,357)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

During the period ended September 30, 2022, a transfer into Level 3 in the amount of $12,149 was due to a trading halt on the security which resulted in the lack of observable inputs.

BHFTI-265

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—91.7% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—4.0%
Fannie Mae 30 Yr. Pool 3.000%, 05/01/52	391,865	$341,492
4.000%, 10/01/48	491,935	464,786
4.000%, 04/01/49	378,654	356,231
4.000%, 03/01/50	220,987	207,766
4.000%, 08/01/50	302,928	283,618
4.000%, 02/01/52	691,886	642,652
Fannie Mae ARM Pool 2.572%, 12M MTA + 1.200%, 07/01/44 (a)	3,490	3,535
2.572%, 12M MTA + 1.200%, 09/01/44 (a)	8,762	8,874
3.560%, 1Y H15 + 2.360%, 11/01/34 (a)	144,428	148,609
Fannie Mae REMICS (CMO) 2.426%, 1M LIBOR + 0.060%, 07/25/37 (a)	105,093	102,777
2.504%, 1M LIBOR + 0.060%, 12/25/36 (a)	13,592	13,437
2.788%, 05/25/35 (a)	80,487	81,133
3.234%, 1M LIBOR + 0.150%, 08/25/34 (a)	17,066	16,672
3.434%, 1M LIBOR + 0.350%, 07/25/37 (a)	2,381	2,348
3.464%, 1M LIBOR + 0.380%, 07/25/37 (a)	27,326	26,990
Fannie Mae Whole Loan (CMO) 3.434%, 1M LIBOR + 0.350%, 05/25/42 (a)	22,591	22,342
Freddie Mac ARM Non-Gold Pool 2.350%, 1Y H15 + 2.225%, 01/01/34 (a)	12,466	12,768
Freddie Mac REMICS (CMO) 2.723%, 1M LIBOR + 0.350%, 07/15/44 (a)	1,349,845	1,331,084
Freddie Mac Strips (CMO) 3.268%, 1M LIBOR + 0.450%, 09/15/42 (a)	1,406,257	1,394,595
Freddie Mac Structured Pass-Through Certificates (CMO) 2.059%, 12M MTA + 1.200%, 02/25/45 (a)	263,128	271,687
2.304%, 12M MTA + 1.200%, 10/25/44 (a)	889,218	927,168
3.344%, 1M LIBOR + 0.260%, 08/25/31 (a)	16,484	16,171
Government National Mortgage Association (CMO) 1.968%, 12M LIBOR + 0.750%, 04/20/67 (a)	1,865,359	1,834,611
3.185%, SOFR30A + 0.900%, 10/20/72 (a) (k) (l)	2,400,000	2,402,867
3.187%, 1M LIBOR + 0.830%, 08/20/66 (a)	156,604	155,754
3.858%, 12M LIBOR + 0.150%, 08/20/68 (a)	2,373,860	2,304,966
Uniform Mortgage-Backed Securities 30 Yr. Pool 3.000%, TBA (b)	15,500,000	13,482,483
4.000%, TBA (b)	47,665,720	44,183,888
4.500%, TBA (b)	1,000,000	952,578

		71,993,882

U.S. Treasury—87.7%
U.S. Treasury Inflation Indexed Bonds 0.125%, 02/15/51 (c)	17,422,627	10,932,018
0.125%, 02/15/52 (c) (d) (e)	7,663,032	4,843,076
0.250%, 02/15/50 (c) (d) (e) (f)	13,621,368	8,926,120
0.625%, 02/15/43 (c)	14,046,394	10,797,617
0.750%, 02/15/42 (c) (g)	45,942,346	36,936,030
0.750%, 02/15/45 (c)	25,993,999	20,041,779
0.875%, 02/15/47 (c) (g)	47,788,159	37,467,503
1.000%, 02/15/46 (c) (g)	50,527,048	40,957,994
1.375%, 02/15/44 (c) (g)	88,786,608	79,003,607
1.750%, 01/15/28 (c) (g)	73,014,113	72,298,233
2.000%, 01/15/26 (c)	32,747,352	32,643,738
2.125%, 02/15/40 (c)	22,384,674	23,300,609
2.125%, 02/15/41 (c)	20,604,972	21,251,895

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds
2.375%, 01/15/25 (c) (g)	64,865,297	65,109,809
2.375%, 01/15/27 (c) (d)	558,281	566,699
2.500%, 01/15/29 (c)	32,086,900	33,202,108
3.375%, 04/15/32 (c) (d) (e) (f)	3,234,851	3,687,573
3.625%, 04/15/28 (c) (g)	33,099,542	35,971,509
3.875%, 04/15/29 (c) (g)	36,620,298	41,010,800
U.S. Treasury Inflation Indexed Notes 0.125%, 01/15/23 (c)	32,475,605	32,150,848
0.125%, 10/15/24 (c) (g)	44,111,068	42,418,420
0.125%, 04/15/25 (c)	9,864,372	9,356,607
0.125%, 10/15/25 (c) (d) (f) (h) (i)	10,505,112	9,923,638
0.125%, 04/15/26 (c)	19,205,750	17,935,432
0.125%, 07/15/26 (c) (g)	64,555,235	60,349,899
0.125%, 10/15/26 (c) (g)	16,588,413	15,452,172
0.125%, 04/15/27 (c) (g)	18,992,823	17,511,482
0.125%, 01/15/30 (c) (g)	54,811,876	48,457,124
0.125%, 07/15/30 (c) (g)	61,623,882	54,254,893
0.125%, 01/15/31 (c) (g)	48,847,252	42,672,177
0.125%, 07/15/31 (c) (g)	55,998,551	48,825,377
0.125%, 01/15/32 (c) (g)	52,262,853	45,180,828
0.250%, 01/15/25 (c) (g)	35,523,856	33,994,202
0.250%, 07/15/29 (c) (g)	83,430,061	75,227,192
0.375%, 07/15/23 (c) (d) (e) (f)	9,345,974	9,198,848
0.375%, 07/15/25 (c) (h)	11,805,203	11,281,116
0.375%, 01/15/27 (c)	24,505,870	22,890,971
0.375%, 07/15/27 (c)	27,239,438	25,413,811
0.500%, 01/15/28 (c) (g)	150,119,951	139,319,818
0.625%, 04/15/23 (c) (d) (g)	100,891,932	99,378,553
0.625%, 01/15/24 (c) (d) (e) (f) (i)	12,762,458	12,462,673
0.625%, 01/15/26 (c)	34,214,936	32,657,889
0.625%, 07/15/32 (c) (g)	33,139,925	30,068,010
0.750%, 07/15/28 (c) (g)	52,651,399	49,476,375
0.875%, 01/15/29 (c)	19,260,704	18,111,833

		1,582,918,905

Total U.S. Treasury & Government Agencies (Cost $1,926,197,241)		1,654,912,787

Asset-Backed Securities—9.5%

Asset-Backed - Home Equity—1.1%
ACE Securities Corp. Home Equity Loan Trust 3.484%, 1M LIBOR + 0.400%, 03/25/37 (a)	468,676	227,718
4.134%, 1M LIBOR + 1.050%, 12/25/33 (a)	1,104,709	1,052,450
Asset Backed Securities Corp. Home Equity Loan Trust 3.909%, 1M LIBOR + 0.825%, 04/25/34 (a)	1,361,827	1,251,981
Citigroup Mortgage Loan Trust, Inc. 3.264%, 1M LIBOR + 0.180%, 03/25/37 (a)	846,822	740,205
3.374%, 1M LIBOR + 0.290%, 09/25/36 (144A) (a)	1,016,856	991,767
3.774%, 1M LIBOR + 0.690%, 10/25/35 (a)	3,700,000	3,360,785
First NLC Trust 3.154%, 1M LIBOR + 0.070%, 08/25/37 (144A) (a)	820,336	457,019
GSAA Home Equity Trust 6.720%, 03/25/46 (j)	317,212	191,986

BHFTI-266

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Home Equity Asset Trust 3.759%, 1M LIBOR + 0.675%, 02/25/36 (a)	1,817,321	$1,755,071
3.939%, 1M LIBOR + 0.855%, 08/25/34 (a)	296,381	286,872
HSI Asset Securitization Corp. Trust 3.184%, 1M LIBOR + 0.100%, 10/25/36 (a)	4,161	1,788
MASTR Asset-Backed Securities Trust 3.834%, 1M LIBOR + 0.750%, 10/25/35 (a)	102,367	94,783
Morgan Stanley ABS Capital, Inc. Trust 3.744%, 1M LIBOR + 0.660%, 01/25/35 (a)	722,114	696,655
3.759%, 1M LIBOR + 0.675%, 09/25/35 (a)	1,300,000	1,229,239
New Century Home Equity Loan Trust 3.849%, 1M LIBOR + 0.765%, 02/25/35 (a)	344,962	326,741
Nomura Home Equity Loan, Inc 3.519%, 1M LIBOR + 0.435%, 03/25/36 (a)	1,701,492	1,659,887
NovaStar Mortgage Funding Trust 3.789%, 1M LIBOR + 0.705%, 01/25/36 (a)	756,180	749,065
RASC Trust 3.544%, 1M LIBOR + 0.230%, 06/25/36 (a)	3,671,542	3,471,621
Soundview Home Loan Trust 3.264%, 1M LIBOR + 0.180%, 07/25/37 (a)	329,202	298,419
3.284%, 1M LIBOR + 0.200%, 06/25/37 (a)	1,995,240	1,417,867

		20,261,919

Asset-Backed - Other—8.1%
522 Funding CLO, Ltd. 3.750%, 3M LIBOR + 1.040%, 10/20/31 (144A) (a)	1,500,000	1,449,262
ACAS CLO, Ltd. 3.630%, 3M LIBOR + 0.890%, 10/18/28 (144A) (a)	1,731,281	1,679,296
AMMC CLO, Ltd. 3.463%, 3M LIBOR + 0.980%, 04/14/29 (144A) (a)	2,996,413	2,960,884
3.862%, 3M LIBOR + 0.950%, 11/10/30 (144A) (a)	1,000,000	976,741
Anchorage Capital CLO, Ltd. 3.562%, 3M LIBOR + 1.050%, 07/15/30 (144A) (a)	1,300,000	1,274,117
3.652%, 3M LIBOR + 1.140%, 07/15/32 (144A) (a)	300,000	291,494
3.899%, 3M LIBOR + 1.140%, 07/22/32 (144A) (a)	1,600,000	1,546,874
Apidos CLO XXVI 3.640%, 3M LIBOR + 0.900%, 07/18/29 (144A) (a)	1,600,000	1,570,434
Apidos CLO XXVII 3.670%, 3M LIBOR + 0.930%, 07/17/30 (144A) (a)	1,700,000	1,663,003
Arbor Realty Commercial Real Estate Notes, Ltd. 3.735%, SOFR30A + 1.450%, 01/15/37 (144A) (a)	2,600,000	2,552,399
Ares European CLO VI DAC 0.610%, 3M EURIBOR + 0.610%, 04/15/30 (144A) (EUR) (a)	692,449	660,421
ARES L CLO, Ltd. 3.562%, 3M LIBOR + 1.050%, 01/15/32 (144A) (a)	700,000	677,478
Ares LII CLO, Ltd. 3.809%, 3M LIBOR + 1.050%, 04/22/31 (144A) (a)	1,700,000	1,651,147
Argent Securities Trust 3.404%, 1M LIBOR + 0.320%, 05/25/36 (a)	230,870	59,539
Atlas Senior Loan Fund, Ltd. 3.602%, 3M LIBOR + 1.090%, 01/15/31 (144A) (a)	589,321	576,046
3.890%, 3M LIBOR + 1.150%, 01/16/30 (144A) (a)	2,236,741	2,187,005
Atrium XII 3.589%, 3M LIBOR + 0.830%, 04/22/27 (144A) (a)	2,694,521	2,651,945

Asset-Backed - Other—(Continued)
Barings CLO, Ltd. 3.780%, 3M LIBOR + 1.070%, 01/20/32 (144A) (a)	1,900,000	1,844,440
BDS, Ltd. 4.818%, 1M TSFR + 1.800%, 03/19/39 (144A) (a)	1,900,000	1,896,331
Benefit Street Partners CLO XII, Ltd. 3.462%, 3M LIBOR + 0.950%, 10/15/30 (144A) (a)	1,000,000	978,724
Birch Grove CLO, Ltd. 4.423%, 3M LIBOR + 1.130%, 06/15/31 (144A) (a)	1,000,000	963,854
Black Diamond CLO, Ltd. 1.810%, 3M EURIBOR + 0.650%, 10/03/29 (144A) (EUR) (a)	181,481	177,530
3.335%, 3M LIBOR + 1.050%, 10/03/29 (144A) (a)	118,119	117,932
Blackrock European CLO IV DAC 0.850%, 3M EURIBOR + 0.850%, 07/15/30 (144A) (EUR) (a)	1,198,725	1,119,971
BlueMountain CLO XXII, Ltd. 3.592%, 3M LIBOR + 1.080%, 07/15/31 (144A) (a)	500,000	488,195
BlueMountain EUR CLO DAC 0.935%, 3M EURIBOR + 0.790%, 04/25/32 (144A) (EUR) (a)	1,099,552	1,047,990
Capital Four U.S. CLO II, Ltd. 5.814%, 3M TSFR + 2.140%, 10/20/30 (144A) (a)	900,000	884,459
Carlyle Euro CLO DAC 0.951%, 3M EURIBOR + 0.630%, 08/15/30 (144A) (EUR) (a)	1,096,729	1,036,266
Carlyle Global Market Strategies CLO, Ltd. 1.071%, 3M EURIBOR + 0.750%, 11/15/31 (144A) (EUR) (a)	1,600,000	1,503,038
3.710%, 3M LIBOR + 0.970%, 04/17/31 (144A) (a)	498,484	487,456
3.839%, 3M LIBOR + 1.080%, 04/22/32 (144A) (a)	400,000	389,040
3.872%, 3M LIBOR + 0.950%, 08/14/30 (144A) (a)	2,300,000	2,243,613
Carlyle U.S. CLO, Ltd. 3.692%, 3M LIBOR + 1.180%, 01/15/30 (144A) (a)	500,000	490,795
3.710%, 3M LIBOR + 1.000%, 04/20/31 (144A) (a)	1,600,000	1,546,387
Catamaran CLO, Ltd. 3.859%, 3M LIBOR + 1.100%, 04/22/30 (144A) (a)	1,989,793	1,956,189
CBAM, Ltd. 3.960%, 3M LIBOR + 1.250%, 07/20/30 (144A) (a)	700,000	690,000
Cedar Funding CLO, Ltd. 3.840%, 3M LIBOR + 1.100%, 07/17/31 (144A) (a)	800,000	782,150
CIFC European Funding CLO III DAC 1.050%, 3M EURIBOR + 1.050%, 01/15/34 (144A) (EUR) (a)	800,000	739,569
CIFC Funding, Ltd. 3.733%, 3M LIBOR + 0.950%, 10/24/30 (144A) (a)	2,500,000	2,441,240
3.740%, 3M LIBOR + 1.000%, 04/18/31 (144A) (a)	1,900,000	1,858,688
3.742%, 3M LIBOR + 1.010%, 04/23/29 (144A) (a)	568,866	559,705
CIT Mortgage Loan Trust 4.434%, 1M LIBOR + 1.350%, 10/25/37 (144A) (a)	814,848	808,808
4.584%, 1M LIBOR + 1.500%, 10/25/37 (144A) (a)	4,400,000	4,093,432
Contego CLO VIII DAC 0.785%, 3M EURIBOR + 0.640%, 01/23/30 (144A) (EUR) (a)	798,909	763,309
CQS U.S. CLO, Ltd. 5.997%, 3M TSFR + 2.650%, 07/20/31 (144A) (a)	2,400,000	2,382,550

BHFTI-267

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Credit-Based Asset Servicing and Securitization LLC 1.744%, 1M LIBOR + 0.120%, 07/25/37 (144A) (a)	68,067	$46,635
1.844%, 1M LIBOR + 0.220%, 07/25/37 (144A) (a)	1,356,567	929,501
Crestline Denali CLO XV, Ltd. 3.740%, 3M LIBOR + 1.030%, 04/20/30 (144A) (a)	1,161,427	1,135,562
Crestline Denali CLO, Ltd. 3.923%, 3M LIBOR + 1.140%, 10/23/31 (144A) (a)	1,100,000	1,064,944
CSAB Mortgage-Backed Trust 6.220%, 09/25/36 (j)	405,410	137,578
CWABS Asset-Backed Certificates Trust 3.274%, 1M LIBOR + 0.190%, 11/25/37 (a)	5,265,476	4,833,203
3.824%, 1M LIBOR + 0.740%, 08/25/47 (a)	24,005	22,920
Dryden 35 Euro CLO DAC 0.982%, 3M EURIBOR + 0.980%, 01/17/33 (144A) (EUR) (a)	800,000	745,432
Dryden 44 Euro CLO B.V. 0.880%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (a)	1,300,000	1,186,329
Dryden 52 Euro CLO DAC 1.181%, 3M EURIBOR + 0.860%, 05/15/34 (144A) (EUR) (a)	1,000,000	935,217
Dryden 60 CLO, Ltd. 3.562%, 3M LIBOR + 1.050%, 07/15/31 (144A) (a)	700,000	683,310
Dryden 64 CLO, Ltd. 3.710%, 3M LIBOR + 0.970%, 04/18/31 (144A) (a)	700,000	679,902
Ellington Loan Acquisition Trust 4.184%, 1M LIBOR + 1.100%, 05/25/37 (144A) (a)	1,238,684	1,193,726
Fidelity Grand Harbour CLO DAC 2.200%, 3M EURIBOR + 1.200%, 03/15/32 (144A) (EUR) (a)	900,000	804,438
First Franklin Mortgage Loan Trust 3.204%, 1M LIBOR + 0.120%, 12/25/36 (a)	9,008,693	7,378,326
3.394%, 1M LIBOR + 0.310%, 07/25/36 (a)	1,800,411	1,699,538
Gallatin CLO VIII, Ltd. 3.602%, 3M LIBOR + 1.090%, 07/15/31 (144A) (a)	400,000	388,342
Goldentree Loan Management U.S. CLO 6, Ltd. 3.620%, 3M LIBOR + 0.910%, 11/20/30 (144A) (a)	800,000	782,989
GSAMP Trust 3.819%, 1M LIBOR + 0.735%, 09/25/35 (a)	103,427	101,180
HalseyPoint CLO, Ltd. 4.232%, 3M LIBOR + 1.450%, 11/30/32 (144A) (a)	500,000	485,706
HSI Asset Securitization Corp. Trust 3.404%, 1M LIBOR + 0.320%, 05/25/37 (a)	125,616	124,538
JPMorgan Mortgage Acquisition Trust 3.294%, 1M LIBOR + 0.210%, 10/25/36 (a)	60,840	59,756
Jubilee CLO B.V. 0.753%, 3M EURIBOR + 0.840%, 07/12/28 (144A) (EUR) (a)	115,182	112,359
KKR CLO, Ltd. 3.692%, 3M LIBOR + 1.180%, 01/15/31 (144A) (a)	500,000	487,492
Laurelin B.V. 0.767%, 3M EURIBOR + 0.720%, 10/20/31 (144A) (EUR) (a)	700,000	659,918
LCM XIII L.P. 3.608%, 3M LIBOR + 0.870%, 07/19/27 (144A) (a)	2,351,751	2,309,497

Asset-Backed - Other—(Continued)
LCM XXV, Ltd. 3.577%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	900,000	875,656
LoanCore Issuer, Ltd. 3.834%, SOFR30A + 1.550%, 01/17/37 (144A) (a)	2,100,000	2,025,899
Long Beach Mortgage Loan Trust 3.324%, 1M LIBOR + 0.240%, 08/25/36 (a)	891,721	375,479
M360 2021-CRE3, Ltd. 4.552%, 1M LIBOR + 1.500%, 11/22/38 (144A) (a)	600,000	583,500
Madison Park Euro Funding IX DAC 0.880%, 3M EURIBOR + 0.880%, 07/15/35 (144A) (EUR) (a)	700,000	636,558
Madison Park Funding, Ltd.
4.010%, 3M LIBOR + 1.200%, 07/29/30 (144A) (a)	400,000	394,100
Man GLG Euro CLO II DAC 0.870%, 3M EURIBOR + 0.870%, 01/15/30 (144A) (EUR) (a)	603,406	564,755
Marathon Static CLO, Ltd. 5.070%, 3M TSFR + 2.220%, 07/20/30 (144A) (a)	900,000	895,719
MF1, Ltd. 4.073%, 1M LIBOR + 1.080%, 10/16/36 (144A) (a)	700,000	670,250
5.174%, 1M TSFR + 2.150%, 06/19/37 (144A) (a)	1,800,000	1,777,088
Morgan Stanley ABS Capital I, Inc. Trust 4.059%, 1M LIBOR + 0.975%, 07/25/34 (a)	46,947	44,766
4.134%, 1M LIBOR + 1.050%, 06/25/35 (a)	1,232,000	1,113,546
Morgan Stanley IXIS Real Estate Capital Trust 3.134%, 1M LIBOR + 0.050%, 11/25/36 (a)	530	192
Mountain View CLO LLC 3.830%, 3M LIBOR + 1.090%, 10/16/29 (144A) (a)	1,876,847	1,843,323
OAK Hill European Credit Partners VII DAC 0.787%, 3M EURIBOR + 0.740%, 10/20/31 (144A) (EUR) (a)	2,100,000	1,966,995
Oaktree CLO, Ltd. 3.869%, 3M LIBOR + 1.110%, 04/22/30 (144A) (a)	600,000	582,254
OCP Euro CLO DAC 0.820%, 3M EURIBOR + 0.820%, 01/15/32 (144A) (EUR) (a)	900,000	862,985
Octagon Investment Partners, Ltd. 3.700%, 3M LIBOR + 0.960%, 04/16/31 (144A) (a)	1,200,000	1,170,372
3.905%, 3M LIBOR + 1.000%, 02/14/31 (144A) (a)	1,100,000	1,066,801
OSD CLO, Ltd. 3.610%, 3M LIBOR + 0.870%, 04/17/31 (144A) (a)	2,291,390	2,215,760
OZLM, Ltd. 3.720%, 3M LIBOR + 0.980%, 10/17/29 (144A) (a)	2,500,857	2,438,861
3.810%, 3M LIBOR + 1.100%, 10/20/31 (144A) (a)	500,000	482,264
3.870%, 3M LIBOR + 1.160%, 07/20/32 (144A) (a)	300,000	287,328
Palmer Square European Loan Funding Trust 3.013%, 3M EURIBOR + 1.950%, 04/12/32 (144A) (EUR) (a)	4,800,000	4,691,144
Palmer Square Loan Funding, Ltd. 3.312%, 3M LIBOR + 0.800%, 10/15/29 (144A) (a)	2,785,456	2,722,805
3.510%, 3M LIBOR + 0.800%, 07/20/29 (144A) (a)	2,859,966	2,803,244
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.819%, 1M LIBOR + 0.735%, 09/25/35 (a)	134,282	129,939
4.134%, 1M LIBOR + 1.050%, 10/25/34 (a)	2,717,438	2,663,387
Romark CLO, Ltd. 3.813%, 3M LIBOR + 1.030%, 10/23/30 (144A) (a)	1,300,000	1,268,348

BHFTI-268

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Saranac CLO, Ltd. 4.385%, 3M LIBOR + 1.140%, 08/13/31 (144A) (a)	1,800,000	$1,737,119
Saxon Asset Securities Trust 3.394%, 1M LIBOR + 0.310%, 09/25/37 (a)	572,157	544,722
Securitized Asset-Backed Receivables LLC Trust 3.384%, 1M LIBOR + 0.300%, 07/25/36 (a)	291,112	135,886
3.404%, 1M LIBOR + 0.320%, 07/25/36 (a)	3,168,993	1,218,247
Segovia European CLO 0.927%, 3M EURIBOR + 0.880%, 07/20/32 (144A) (EUR) (a)	300,000	281,945
Small Business Administration Participation Certificates 5.510%, 11/01/27	356,178	352,476
Sound Point CLO, Ltd. 3.683%, 3M LIBOR + 0.900%, 01/23/29 (144A) (a)	1,628,303	1,596,150
3.920%, 3M LIBOR + 1.210%, 07/20/32 (144A) (a)	1,400,000	1,356,258
Soundview Home Loan Trust 3.204%, 1M LIBOR + 0.060%, 11/25/36 (144A) (a)	41,154	13,606
Structured Asset Securities Corp. Mortgage Loan Trust 4.064%, 1M LIBOR + 1.500%, 04/25/35 (a)	73,999	72,313
Symphony CLO, Ltd. 3.433%, 3M LIBOR + 0.950%, 07/14/26 (144A) (a)	119,155	118,817
TCW CLO, Ltd. 3.753%, 3M LIBOR + 0.970%, 04/25/31 (144A) (a)	900,000	879,726
THL Credit Wind River CLO, Ltd. 3.592%, 3M LIBOR + 1.080%, 04/15/31 (144A) (a)	2,000,000	1,941,076
3.790%, 3M LIBOR + 1.050%, 07/18/31 (144A) (a)	597,541	583,722
Toro European CLO 5 DAC 0.740%, 3M EURIBOR + 0.740%, 10/15/30 (144A) (EUR) (a)	2,000,000	1,911,535
Tralee CLO VII, Ltd. 4.103%, 3M LIBOR + 1.320%, 04/25/34 (144A) (a)	1,400,000	1,343,766
TRTX Issuer, Ltd. 3.935%, SOFR30A + 1.650%, 02/15/39 (144A) (a)	800,000	779,566
Venture CLO, Ltd. 3.392%, 3M LIBOR + 0.880%, 04/15/27 (144A) (a)	978,127	961,870
3.392%, 3M LIBOR + 0.880%, 07/15/27 (144A) (a)	234,672	233,649
3.572%, 3M LIBOR + 1.060%, 07/15/31 (144A) (a)	300,000	291,639
3.610%, 3M LIBOR + 0.900%, 10/20/28 (144A) (a)	1,015,854	993,035
3.730%, 3M LIBOR + 1.020%, 04/20/29 (144A) (a)	255,672	250,720
Vibrant CLO, Ltd. 3.830%, 3M LIBOR + 1.120%, 07/20/32 (144A) (a)	900,000	861,011
VMC Finance LLC 4.184%, SOFR30A + 1.900%, 02/18/39 (144A) (a)	400,000	389,864
Voya CLO, Ltd. 3.492%, 3M LIBOR + 0.980%, 06/07/30 (144A) (a)	300,000	294,633
3.640%, 3M LIBOR + 0.900%, 01/18/29 (144A) (a)	1,593,017	1,567,285
Wellfleet CLO, Ltd. 3.600%, 3M LIBOR + 0.890%, 07/20/29 (144A) (a)	456,299	448,012
3.770%, 3M LIBOR + 1.060%, 10/20/29 (144A) (a)	636,542	626,305

		146,646,355

Asset-Backed - Student Loan—0.3%
College Loan Corp. Trust 3.033%, 3M LIBOR + 0.250%, 01/25/24 (a)	731,491	721,849

Asset-Backed - Student Loan—(Continued)
SLM Student Loan Trust 3.333%, 3M LIBOR + 0.550%, 10/25/64 (144A) (a)	2,646,543	2,586,685
4.283%, 3M LIBOR + 1.500%, 04/25/23 (a)	2,290,272	2,272,126

		5,580,660

Total Asset-Backed Securities (Cost $177,866,317)		172,488,934

Foreign Government—9.4%

Sovereign—9.4%
Australia Government Bond 3.000%, 09/20/25 (AUD) (c)	11,150,000	10,106,966
Canadian Government Real Return Bond 4.250%, 12/01/26 (CAD) (c)	8,367,120	6,720,348
French Republic Government Bond OAT 0.100%, 03/01/26 (144A) (EUR) (c)	17,224,375	17,182,072
0.100%, 07/25/31 (144A) (EUR) (c)	1,780,752	1,709,484
0.100%, 07/25/38 (144A) (EUR) (c)	6,227,193	5,501,404
0.250%, 07/25/24 (EUR) (c)	4,619,433	4,669,206
Italy Buoni Poliennali Del Tesoro 0.400%, 05/15/30 (144A) (EUR) (c)	3,723,984	3,175,596
1.400%, 05/26/25 (144A) (EUR) (c)	58,146,160	56,902,950
Japanese Government CPI Linked Bonds 0.005%, 03/10/31 (JPY) (c)	371,354,400	2,722,359
0.100%, 03/10/28 (JPY) (c)	745,660,800	5,412,262
0.100%, 03/10/29 (JPY) (c)	713,772,060	5,195,598
Mexican Bonos 7.750%, 05/29/31 (MXN)	97,900,000	4,195,871
New Zealand Government Inflation Linked Bonds 2.500%, 09/20/35 (NZD) (c)	1,780,800	1,170,143
3.000%, 09/20/30 (NZD) (c)	11,600,000	8,186,114
Peruvian Government International Bond 5.940%, 02/12/29 (144A) (PEN)	5,700,000	1,251,692
Qatar Government International Bond 3.875%, 04/23/23	700,000	697,375
United Kingdom Gilt Inflation Linked Bonds 0.125%, 03/22/24 (GBP) (c)	12,737,610	14,516,577
0.125%, 03/22/58 (GBP) (c)	2,868,981	3,753,473
1.250%, 11/22/27 (GBP) (c)	7,319,147	8,624,361
1.875%, 11/22/22 (GBP) (c)	7,173,561	8,067,405

Total Foreign Government (Cost $199,634,223)		169,761,256

Corporate Bonds & Notes—5.0%

Auto Manufacturers—0.1%
Ford Motor Credit Co. LLC 3.550%, 10/07/22	2,100,000	2,098,950

Banks—2.8%
Banco Bilbao Vizcaya Argentaria S.A. 5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (a)	200,000	179,059
Bank of America Corp. 5.875%, 3M LIBOR + 2.931%, 03/15/28 (a)	1,570,000	1,346,275

BHFTI-269

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
ING Bank NV 2.625%, 12/05/22 (144A)	3,300,000	$3,291,229
JPMorgan Chase & Co. 6.276%, 3M LIBOR + 3.470%, 01/30/23 (a)	440,000	439,994
Lloyds Banking Group plc 4.947%, 5Y EURIBOR ICE Swap + 5.290%, 06/27/25 (EUR) (a)	900,000	779,507
NatWest Group plc 4.519%, 3M LIBOR + 1.550%, 06/25/24 (a)	1,700,000	1,679,777
5.191%, 3M LIBOR + 1.550%, 06/25/24 (a)	2,600,000	2,593,840
Nykredit Realkredit A/S 0.500%, 10/01/43 (DKK)	20,534,439	1,963,320
1.000%, 10/01/50 (DKK)	254,073,451	22,911,919
1.000%, 10/01/53 (DKK)	7,122,870	636,605
1.500%, 10/01/53 (DKK)	36,195,337	3,421,707
2.500%, 10/01/47 (DKK)	5,438	617
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	10,700,000	10,778,566

		50,022,415

Chemicals—0.0%
Syngenta Finance NV 4.441%, 04/24/23 (144A)	400,000	397,651

Commercial Services—0.0%
RELX Capital, Inc. 3.500%, 03/16/23	300,000	298,076

Distribution/Wholesale—0.0%
Toyota Tsusho Corp. 3.625%, 09/13/23	200,000	198,072

Diversified Financial Services—2.0%
Avolon Holdings Funding, Ltd. 2.528%, 11/18/27 (144A)	114,000	89,179
Jyske Realkredit A/S 0.500%, 10/01/43 (DKK)	6,791,861	649,163
1.000%, 10/01/50 (DKK)	94,541,983	8,589,657
1.000%, 10/01/53 (DKK)	22,264,103	1,838,341
1.500%, 10/01/53 (DKK)	15,926,309	1,477,479
2.000%, 10/01/53 (DKK)	7,288,833	683,577
2.500%, 10/01/47 (DKK)	3,567	403
Mitsubishi HC Capital, Inc. 3.960%, 09/19/23 (144A)	400,000	395,464
Nordea Kredit Realkreditaktieselskab 0.500%, 10/01/43 (DKK)	2,778,292	265,783
1.000%, 10/01/50 (DKK)	63,527,628	5,756,969
1.500%, 10/01/53 (DKK)	19,558,771	1,799,880
2.000%, 10/01/53 (144A) (DKK)	699,656	69,583
2.000%, 10/01/53 (DKK)	4,299,311	406,917
2.500%, 10/01/47 (DKK)	928	105
Realkredit Danmark A/S 1.000%, 10/01/50 (DKK)	63,782,988	5,789,769
1.000%, 10/01/53 (DKK)	68,705,535	5,715,759
1.500%, 10/01/53 (DKK)	12,665,319	1,213,281

Diversified Financial Services—(Continued)
Realkredit Danmark A/S
2.000%, 10/01/53 (DKK)	2,695,368	252,252
2.500%, 04/01/47 (DKK)	8,690	984

		34,994,545

Electric—0.0%
Eversource Energy 2.900%, 10/01/24	100,000	95,878

Gas—0.0%
Southern Co. Gas Capital Corp. 2.450%, 10/01/23	200,000	195,322

Home Builders—0.1%
DR Horton, Inc. 5.750%, 08/15/23	900,000	904,868

Insurance—0.0%
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	100,000	98,573

Pharmaceuticals—0.0%
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/23	40,000	39,118

Software—0.0%
VMware, Inc. 3.900%, 08/21/27	300,000	276,372

Total Corporate Bonds & Notes (Cost $123,122,152)		89,619,840

Mortgage-Backed Securities—2.2%

Collateralized Mortgage Obligations—2.1%
Alternative Loan Trust 3.173%, 1M LIBOR + 0.180%, 02/20/47 (a)	433,318	332,845
3.324%, 1M LIBOR + 0.240%, 06/25/36 (a)	1,229,453	1,125,768
3.444%, 1M LIBOR + 0.360%, 05/25/47 (a)	121,814	103,422
3.644%, 1M LIBOR + 0.560%, 12/25/35 (a)	16,412	14,840
5.000%, 07/25/35	139,846	86,871
5.500%, 06/25/25	409,676	335,036
6.000%, 03/25/37	3,060,223	1,245,302
6.000%, 04/25/37	556,252	475,192
Banc of America Funding Trust 3.114%, 02/20/36 (a)	132,303	125,491
Banc of America Mortgage Trust 3.316%, 06/25/35 (a)	30,219	25,933
3.965%, 09/25/35 (a)	26,320	23,217
Bear Stearns Adjustable Rate Mortgage Trust 3.256%, 03/25/35 (a)	131,755	123,945
Bear Stearns ALT-A Trust 3.404%, 1M LIBOR + 0.320%, 02/25/34 (a)	66,656	60,261
3.531%, 09/25/35 (a)	461,042	296,064
Chase Mortgage Finance Trust 3.756%, 02/25/37 (a)	17,701	16,955

BHFTI-270

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CHL Mortgage Pass-Through Trust 3.664%, 1M LIBOR + 0.580%, 04/25/35 (a)	272,725	$238,892
3.678%, 08/25/34 (a)	6,778	6,759
6.000%, 03/25/37	820,188	430,093
Citigroup Mortgage Loan Trust 3.328%, 03/25/37 (a)	1,266,308	1,120,584
3.933%, 08/25/35 (a)	3,006	2,771
3.950%, 1Y H15 + 2.400%, 05/25/35 (a)	3,275	3,090
Countrywide Home Reperforming Loan REMIC Trust 3.424%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	32,979	31,251
Credit Suisse Mortgage Capital Certificates 2.759%, 11/30/37 (144A) (a)	2,600,000	2,366,418
3.234%, 1M LIBOR + 0.150%, 09/29/36 (144A) (a)	812,955	781,403
5.642%, 10/26/36 (144A) (a)	43,807	36,901
Deutsche ALT-B Securities Mortgage Loan Trust 3.184%, 1M LIBOR + 0.100%, 10/25/36 (a)	10,000	8,520
6.369%, 10/25/36 (j)	175,364	148,162
6.386%, 10/25/36 (j)	175,364	148,160
Eurosail-UK plc 3.176%, SONIA + 1.069%, 06/13/45 (GBP) (a)	1,050,704	1,166,482
First Horizon Alternative Mortgage Securities Trust 3.112%, 06/25/34 (a)	68,529	65,257
Great Hall Mortgages No. 1 plc 2.409%, SONIA + 0.269%, 06/18/38 (GBP) (a)	36,735	40,408
2.996%, SONIA + 0.249%, 03/18/39 (GBP) (a)	65,588	72,205
GreenPoint Mortgage Funding Trust 3.444%, 1M LIBOR + 0.360%, 09/25/46 (a)	304,165	271,078
3.524%, 1M LIBOR + 0.440%, 06/25/45 (a)	120,594	111,183
3.624%, 1M LIBOR + 0.540%, 11/25/45 (a)	84,704	77,844
GSR Mortgage Loan Trust 2.997%, 01/25/35 (a)	35,471	33,041
3.031%, 05/25/35 (a)	131,316	113,007
3.231%, 09/25/35 (a)	54,520	52,450
3.529%, 12/25/34 (a)	169,239	153,979
3.710%, 11/25/35 (a)	164,574	142,105
HarborView Mortgage Loan Trust 3.183%, 1M LIBOR + 0.190%, 09/19/37 (a)	17,571	15,467
3.433%, 1M LIBOR + 0.440%, 05/19/35 (a)	27,134	24,504
3.553%, 1M LIBOR + 0.560%, 02/19/36 (a)	75,889	41,436
3.893%, 1M LIBOR + 0.900%, 06/20/35 (a)	165,046	151,399
IndyMac INDA Mortgage Loan Trust 3.136%, 11/25/35 (a)	26,265	25,102
JPMorgan Mortgage Trust 2.650%, 02/25/35 (a)	47,895	44,990
2.826%, 06/25/35 (a)	40,064	39,869
3.188%, 07/27/37 (144A) (a)	275,414	248,577
3.314%, 07/25/35 (a)	44,876	42,574
3.961%, 08/25/35 (a)	74,685	63,880
4.032%, 09/25/35 (a)	12,693	11,359
4.198%, 07/25/35 (a)	31,797	31,104
4.237%, 08/25/35 (a)	65,809	62,431
Lehman XS Trust 3.624%, 1M LIBOR + 0.540%, 12/25/35 (a)	69,100	62,448
5.384%, 1M LIBOR + 2.300%, 12/25/37 (a)	2,336,095	2,354,424
MASTR Adjustable Rate Mortgages Trust 2.113%, 12/25/33 (a)	18,365	16,701
3.819%, 11/21/34 (a)	39,031	36,883

Collateralized Mortgage Obligations—(Continued)
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 3.258%, 1M LIBOR + 0.440%, 12/15/30 (a)	8,027	7,576
3.518%, 1M LIBOR + 0.700%, 11/15/31 (a)	56,544	54,692
Merrill Lynch Mortgage Investors Trust 3.149%, 12/25/35 (a)	46,747	35,886
Mill City Mortgage Loan Trust 2.750%, 08/25/59 (144A) (a)	594,216	567,582
New Residential Mortgage Loan Trust 2.750%, 07/25/59 (144A) (a)	4,840,409	4,532,457
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.134%, 1M LIBOR + 1.050%, 04/25/35 (a)	2,000,000	1,976,470
Residential Accredit Loans, Inc. 1.779%, 10/25/37 (a)	655,766	585,538
2.464%, 12M MTA + 1.360%, 09/25/45 (a)	53,920	47,937
3.384%, 1M LIBOR + 0.300%, 08/25/35 (a)	48,214	37,017
Residential Asset Securitization Trust 6.500%, 09/25/36	268,555	106,460
Residential Mortgage Securities 32 plc 3.395%, SONIA + 1.250%, 06/20/70 (144A) (GBP) (a)	2,307,817	2,566,516
Sequoia Mortgage Trust 3.393%, 1M LIBOR + 0.400%, 07/20/36 (a)	266,882	232,513
3.693%, 1M LIBOR + 0.700%, 10/19/26 (a)	14,512	13,969
Structured Adjustable Rate Mortgage Loan Trust 2.504%, 12M MTA + 1.400%, 01/25/35 (a)	48,349	41,008
3.624%, 02/25/34 (a)	33,076	31,544
Structured Asset Mortgage Investments II Trust 3.464%, 1M LIBOR + 0.380%, 06/25/36 (a)	15,637	15,090
3.493%, 1M LIBOR + 0.500%, 07/19/35 (a)	53,446	48,320
3.504%, 1M LIBOR + 0.420%, 05/25/36 (a)	13,024	10,040
3.653%, 1M LIBOR + 0.660%, 10/19/34 (a)	26,359	24,908
TBW Mortgage-Backed Trust 6.515%, 07/25/37 (j)	149,578	60,308
Towd Point Mortgage Funding 2.833%, SONIA + 1.144%, 10/20/51 (144A) (GBP) (a)	4,372,787	4,862,466
Towd Point Mortgage Trust 4.084%, 1M LIBOR + 1.000%, 10/25/59 (144A) (a)	982,278	967,519
Wachovia Mortgage Loan Trust 1.445%, 1M LIBOR + 0.460%, 01/25/37 (a)	1,606,811	662,741
WaMu Mortgage Pass-Through Certificates Trust 1.669%, 12M MTA + 0.810%, 12/25/46 (a)	31,581	27,968
1.874%, 12M MTA + 0.770%, 05/25/47 (a)	167,719	147,409
2.104%, 12M MTA + 1.000%, 02/25/46 (a)	57,034	51,009
2.104%, 12M MTA + 1.000%, 08/25/46 (a)	1,651,984	1,571,939
2.152%, 12M MTA + 1.048%, 07/25/46 (a)	320,764	276,674
2.304%, 12M MTA + 1.200%, 11/25/42 (a)	6,969	6,373
2.604%, 12M MTA + 1.500%, 11/25/46 (a)	96,987	85,781
2.609%, 11/25/36 (a)	3,743,711	3,421,437
2.815%, 08/25/35 (a)	9,945	8,968
3.066%, 12/25/35 (a)	47,696	44,605
Wells Fargo Mortgage-Backed Securities Trust 2.873%, 04/25/36 (a)	38,314	36,220

		38,453,273

BHFTI-271

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Commercial Mortgage-Backed Securities—0.1%
JPMorgan Chase Commercial Mortgage Securities Trust 4.268%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	1,060,456	$1,050,115

Total Mortgage-Backed Securities (Cost $42,740,559)		39,503,388

Preferred Stock—0.6%

Wireless Telecommunication Services—0.6%
AT&T Mobility II LLC, 7.000% † (k) (l) (Cost $12,009,870)	444,022	11,292,651

Convertible Preferred Stock—0.1%

Banks—0.1%
Wells Fargo & Co., Series L, 7.500% (Cost $900,000)	900	1,083,600

Short-Term Investments—35.2%

Repurchase Agreements—35.2%
Barclays Capital, Inc. Repurchase Agreement dated 09/30/22 at 2.930%, due on 10/04/22 with a maturity value of $630,651,324; collateralized by U.S. Treasury Bond at 4.125%, maturing 09/30/27, with market value of $643,713,276.	630,600,000	630,600,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $5,112,461; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $5,214,241.	5,111,992	5,111,992

Total Short-Term Investments (Cost $635,711,992)		635,711,992

Total Purchased Options—0.8% (m) (Cost $4,924,451)		15,533,569
Total Investments—154.5% (Cost $3,123,106,805)		2,789,908,017
Other assets and liabilities (net)—(54.5)%		(984,345,254)

Net Assets—100.0%		$1,805,562,763

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $11,292,651, which is 0.6% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of the security was pledged as collateral against open OTC option contracts, OTC swap contracts and forward foreign currency exchange contracts. As of September 30, 2022, the market value of securities pledged was $22,417,353.
(e)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2022, the value of securities pledged amounted to $5,018,062.
(f)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of September 30, 2022, the value of securities pledged amounted to $5,868,829.
(g)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2022, the market value of securities pledged was $8,655,739.
(i)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2022, the market value of securities pledged was $6,807,304.
(j)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(k)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 0.8% of net assets.
(l)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(m)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $248,468,943, which is 13.8% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
AT&T Mobility II LLC, 7.000%	09/24/20	444,022	$12,009,870	$11,292,651

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	4,665,218	UBSA	10/04/22	USD	3,022,357	$(38,250)
AUD	7,439,166	UBSA	10/04/22	USD	4,819,635	(61,172)
BRL	17,874,011	CBNA	10/04/22	USD	3,474,054	(160,586)

BHFTI-272

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	9,525,670	UBSA	10/04/22	USD	6,960,055	$(64,151)
DKK	540,302,335	BNP	10/03/22	USD	69,437,988	1,780,932
DKK	42,635,000	JPMC	10/03/22	USD	5,754,310	(134,459)
DKK	7,135,000	JPMC	11/01/22	USD	938,521	3,815
EUR	1,507,000	BNP	10/04/22	USD	1,452,785	24,150
EUR	1,273,000	BBP	10/04/22	USD	1,263,687	(16,083)
EUR	1,176,000	JPMC	10/04/22	USD	1,193,207	(40,668)
EUR	1,299,000	JPMC	10/04/22	USD	1,299,880	(26,795)
EUR	3,315,000	JPMC	10/04/22	USD	3,174,048	74,818
EUR	105,729,196	SG	10/04/22	USD	101,366,957	2,252,952
GBP	1,073,000	GSBU	10/04/22	USD	1,240,475	(42,417)
GBP	1,153,000	JPMC	10/04/22	USD	1,245,948	41,435
GBP	2,151,000	JPMC	10/04/22	USD	2,488,012	(86,313)
GBP	35,508,000	JPMC	10/04/22	USD	37,847,970	1,798,486
JPY	163,000,000	JPMC	10/04/22	USD	1,163,101	(36,866)
JPY	725,470,535	UBSA	10/04/22	USD	5,033,795	(21,216)
JPY	1,273,435,360	UBSA	10/04/22	USD	8,827,363	(28,666)
MXN	89,965,550	BNP	10/07/22	USD	4,444,960	19,717
MXN	3,836,000	UBSA	10/07/22	USD	187,570	2,797
NZD	17,903,000	BNP	10/04/22	USD	10,226,983	(207,569)
PEN	389,402	CBNA	10/03/22	USD	100,452	(2,703)
PEN	671,299	GSBU	12/06/22	USD	168,609	(1,403)
PEN	389,402	CBNA	12/15/22	USD	99,627	(2,702)

Contracts to Deliver
AUD	6,987,530	JPMC	10/04/22	USD	4,855,215	385,642
AUD	9,665,479	UBSA	10/04/22	USD	6,627,977	445,453
AUD	7,439,166	UBSA	11/02/22	USD	4,821,197	61,233
AUD	4,665,218	UBSA	11/02/22	USD	3,023,416	38,367
BRL	17,874,011	CBNA	10/04/22	USD	3,397,875	84,406
BRL	17,874,011	CBNA	01/04/23	USD	3,405,546	160,476
CAD	5,347,000	BNP	10/04/22	USD	4,054,336	183,491
CAD	4,164,611	JPMC	10/04/22	USD	3,218,538	203,657
CAD	9,526,561	UBSA	11/02/22	USD	6,960,055	64,087
DKK	582,834,768	GSBU	10/03/22	USD	78,465,920	1,640,668
DKK	539,225,352	BNP	11/01/22	USD	69,437,988	(1,778,787)
EUR	99,361,000	JPMC	10/04/22	USD	99,552,101	2,173,343
EUR	1,856,000	JPMC	10/04/22	USD	1,847,734	28,761
EUR	9,767,196	SG	10/04/22	USD	9,829,060	256,719
EUR	105,729,196	SG	11/02/22	USD	101,572,728	(2,253,922)
GBP	191,000	CBNA	10/04/22	USD	216,657	3,396
GBP	39,694,000	UBSA	10/04/22	USD	46,184,882	1,864,548
GBP	441,000	CBNA	11/02/22	USD	477,670	(15,037)
GBP	406,000	CBNA	11/02/22	USD	448,899	(4,705)
GBP	35,508,000	JPMC	11/02/22	USD	37,862,883	(1,808,477)
GBP	912,000	JPMC	11/02/22	USD	992,430	(26,503)
JPY	2,163,230,000	CBNA	10/04/22	USD	15,673,365	726,706
JPY	1,270,032,412	UBSA	11/02/22	USD	8,827,363	28,579
JPY	723,528,497	UBSA	11/02/22	USD	5,033,795	21,190
KRW	137,635,717	JPMC	12/14/22	USD	102,449	6,017
MXN	93,801,550	GSBU	10/07/22	USD	4,582,615	(72,430)
MXN	14,924,000	CBNA	12/09/22	USD	731,999	(174)
MXN	89,965,550	BNP	12/30/22	USD	4,376,161	(21,867)
NZD	17,903,000	BNP	10/04/22	USD	10,949,475	930,060
NZD	17,903,000	BNP	11/02/22	USD	10,226,357	206,201
PEN	389,402	CBNA	10/03/22	USD	100,361	2,612
PEN	7,267,017	CBNA	12/06/22	USD	1,732,717	(77,337)
TWD	1,106,629	JPMC	12/14/22	USD	36,630	1,598
TWD	1,770,518	JPMC	12/16/22	USD	56,939	877

Net Unrealized Appreciation						$8,485,931

BHFTI-273

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
3-Month Euribor Futures	03/13/23	841	EUR	204,363,000	$(6,331,601)
U.S. Treasury Note 10 Year Futures	12/20/22	213	USD	23,869,313	(1,109,512)
U.S. Treasury Note Ultra 10 Year Futures	12/20/22	88	USD	10,426,625	(691,036)
U.S. Treasury Ultra Long Bond Futures	12/20/22	239	USD	32,743,000	(2,365,280)

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	12/15/22	(57)	AUD	(6,675,640)	78,538
Australian 3 Year Treasury Bond Futures	12/15/22	(117)	AUD	(12,467,773)	80,937
Euro Short-BTP Futures	12/08/22	(307)	EUR	(32,333,240)	409,050
Euro-BTP Futures	12/08/22	(378)	EUR	(42,328,440)	1,857,871
Euro-Bobl Futures	12/08/22	(166)	EUR	(19,878,500)	470,797
Euro-Bund Futures	12/08/22	(124)	EUR	(17,172,760)	351,136
Euro-Buxl 30 Year Bond Futures	12/08/22	(121)	EUR	(17,743,440)	1,744,574
Euro-OAT Futures	12/08/22	(99)	EUR	(13,079,880)	673,730
Euro-Schatz Futures	12/08/22	(1,996)	EUR	(213,901,340)	1,997,513
Japanese Government 10 Year Bond Futures	12/13/22	(111)	JPY	(16,461,300,000)	31,736
U.S. Treasury Long Bond Futures	12/20/22	(966)	USD	(122,108,438)	9,281,934
U.S. Treasury Note 2 Year Futures	12/30/22	(481)	USD	(98,792,891)	1,594,271
U.S. Treasury Note 5 Year Futures	12/30/22	(816)	USD	(87,726,375)	3,104,612
United Kingdom Long Gilt Bond Futures	12/28/22	(13)	GBP	(1,253,200)	195,429

Net Unrealized Appreciation					$11,374,699

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 2 Yr. IRS	1.710%	JPMC	12M SOFR	Pay	01/25/23	86,100,000	USD	86,100,000	$525,210	$4,942	$(520,268)
Call - OTC - 2 Yr. IRS	1.428%	MSCS	12M SOFR	Pay	01/31/23	46,200,000	USD	46,200,000	236,049	1,640	(234,409)
Call - OTC - 2 Yr. IRS	1.410%	BBP	12M SOFR	Pay	02/02/23	46,200,000	USD	46,200,000	231,000	1,696	(229,304)
Call - OTC - 2 Yr. IRS	1.720%	CBNA	12M SOFR	Pay	02/23/23	80,800,000	USD	80,800,000	444,400	8,945	(435,455)
Call - OTC - 5 Yr. IRS	2.200%	GSBU	12M SOFR	Pay	04/26/23	21,000,000	USD	21,000,000	224,175	42,922	(181,253)
Call - OTC - 5 Yr. IRS	2.200%	MSCS	12M SOFR	Pay	05/31/23	59,300,000	USD	59,300,000	711,600	160,733	(550,867)
Put - OTC - 30 Yr. IRS	0.195%	BNP	6M EURIBOR	Receive	11/02/22	7,000,000	EUR	7,000,000	5,267	3,133,620	3,128,353
Put - OTC - 30 Yr. IRS	0.190%	MSCS	6M EURIBOR	Receive	11/02/22	6,700,000	EUR	6,700,000	488,662	3,006,020	2,517,358
Put - OTC - 30 Yr. IRS	0.197%	BNP	6M EURIBOR	Receive	11/04/22	8,040,000	EUR	8,040,000	611,704	3,595,683	2,983,979
Put - OTC - 30 Yr. IRS	0.197%	BBP	6M EURIBOR	Receive	11/04/22	4,160,000	EUR	4,160,000	310,522	1,860,453	1,549,931
Put - OTC - 30 Yr. IRS	2.237%	DBAG	3M LIBOR	Receive	11/17/23	18,300,000	USD	18,300,000	1,135,862	3,716,915	2,581,053

Totals									$4,924,451	$15,533,569	$10,609,118

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPALEMU Index	100.152	GSBU	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	(8,700,000)	EUR	(8,700,000)	$(382,245)	$(91,322)	$290,923
Cap - CPURNSA Index	233.916	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/24	(35,000,000)	USD	(35,000,000)	(254,625)	(315)	254,310
Cap - CPURNSA Index	234.781	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/24	(2,800,000)	USD	(2,800,000)	(19,460)	(48)	19,412

Totals								$(656,330)	$(91,685)	$564,645

BHFTI-274

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	1.579%	MSCS	12M SOFR	Receive	01/31/23	(10,100,000)	USD	(10,100,000)	$(236,088)	$(2,557)	$233,531
Call - OTC - 10 Yr. IRS	1.558%	BBP	12M SOFR	Receive	02/02/23	(10,100,000)	USD	(10,100,000)	(231,037)	(2,599)	228,438
Call - OTC - 10 Yr. IRS	1.785%	JPMC	12M SOFR	Receive	01/25/23	(19,100,000)	USD	(19,100,000)	(528,354)	(7,487)	520,867
Call - OTC - 10 Yr. IRS	1.736%	CBNA	12M SOFR	Receive	02/23/23	(17,900,000)	USD	(17,900,000)	(443,025)	(11,510)	431,515
Call - OTC - 10 Yr. IRS	2.350%	GSBU	12M SOFR	Receive	04/26/23	(11,600,000)	USD	(11,600,000)	(229,058)	(58,063)	170,995
Call - OTC - 10 Yr. IRS	2.350%	MSCS	12M SOFR	Receive	05/31/23	(32,700,000)	USD	(32,700,000)	(712,456)	(205,902)	506,554
Put - OTC - 5 Yr. IRS	2.340%	DBAG	3M LIBOR	Pay	11/17/23	(90,200,000)	USD	(90,200,000)	(1,136,520)	(6,455,921)	(5,319,401)
Put - OTC - 10 Yr. IRS	0.000%	BBP	6M EURIBOR	Pay	11/04/22	(12,490,000)	EUR	(12,490,000)	(305,983)	(3,299,575)	(2,993,592)
Put - OTC - 10 Yr. IRS	0.000%	MSCS	6M EURIBOR	Pay	11/02/22	(20,200,000)	EUR	(20,200,000)	(490,004)	(5,333,182)	(4,843,178)
Put - OTC - 10 Yr. IRS	0.000%	BNP	6M EURIBOR	Pay	11/02/22	(21,000,000)	EUR	(21,000,000)	—	(5,544,398)	(5,544,398)
Put - OTC - 10 Yr. IRS	0.000%	BNP	6M EURIBOR	Pay	11/04/22	(24,210,000)	EUR	(24,210,000)	(600,297)	(6,395,733)	(5,795,436)

Totals									$(4,912,822)	$(27,316,927)	$(22,404,105)

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC-5 Yr. CDS	1.350%	JPMC	CDX.NA.IG.38	Sell	11/16/22	(2,600,000)	USD	(2,600,000)	$(3,198)	$(3,392)	$(194)
Put - OTC-5 Yr. CDS	1.350%	DBAG	CDX.NA.IG.38	Sell	12/21/22	(1,900,000)	USD	(1,900,000)	(2,328)	(4,657)	(2,329)
Put - OTC-5 Yr. CDS	1.400%	GSI	CDX.NA.IG.38	Sell	11/16/22	(5,100,000)	USD	(5,100,000)	(5,753)	(5,637)	116
Put - OTC-5 Yr. CDS	1.400%	DBAG	CDX.NA.IG.38	Sell	12/21/22	(2,900,000)	USD	(2,900,000)	(4,241)	(6,269)	(2,028)
Put - OTC-5 Yr. CDS	1.500%	GSI	CDX.NA.IG.38	Sell	12/21/22	(5,200,000)	USD	(5,200,000)	(8,063)	(8,850)	(787)
Put - OTC-5 Yr. CDS	1.600%	GSI	CDX.NA.IG.38	Sell	10/19/22	(2,600,000)	USD	(2,600,000)	(3,848)	(197)	3,651
Put - OTC-5 Yr. CDS	1.600%	MSCS	CDX.NA.IG.38	Sell	12/21/22	(1,300,000)	USD	(1,300,000)	(1,950)	(1,763)	187
Put - OTC-5 Yr. CDS	1.900%	BBP	ITRX.EUR.37.V1	Sell	11/16/22	(1,000,000)	EUR	(1,000,000)	(1,233)	(1,043)	190
Put - OTC-5 Yr. CDS	1.900%	JPMC	ITRX.EUR.37.V1	Sell	11/16/22	(1,000,000)	EUR	(1,000,000)	(922)	(1,043)	(121)
Put - OTC-5 Yr. CDS	1.900%	BNP	ITRX.EUR.37.V1	Sell	11/16/22	(1,000,000)	EUR	(1,000,000)	(1,197)	(1,043)	154

Totals									$(32,733)	$(33,894)	$(1,161)

OTC Options on Securities	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 4.500%, TBA	JPMC	USD	99.406	11/07/22	(1,500,000)	USD	(1,500,000)	$(11,719)	$(65,402)	$(53,683)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	$(3,311,165)	$(12,134)	$(3,299,031)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	(1,019,128)	—	(1,019,128)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	(2,395,257)	2,453	(2,397,710)
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	(1,016,894)	28,402	(1,045,296)
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(486,013)	(1,137)	(484,876)
Pay	12M CPURNSA	Maturity	4.950%	Maturity	03/07/23	USD	11,100,000	(136,027)	—	(136,027)
Pay	12M CPURNSA	Maturity	5.010%	Maturity	03/03/23	USD	32,100,000	(396,589)	—	(396,589)
Pay	12M CPURNSA	Maturity	5.033%	Maturity	03/08/23	USD	7,000,000	(78,899)	—	(78,899)
Pay	12M CPURNSA	Maturity	5.150%	Maturity	05/23/23	USD	36,500,000	217,401	—	217,401
Pay	12M CPURNSA	Maturity	5.185%	Maturity	05/24/23	USD	11,800,000	77,752	—	77,752
Pay	12M CPURNSA	Maturity	5.320%	Maturity	04/29/23	USD	15,400,000	11,954	—	11,954
Pay	12M CPURNSA	Maturity	5.500%	Maturity	03/21/23	USD	26,900,000	(119,872)	—	(119,872)
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	(145,525)	—	(145,525)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	(46,381)	2,831	(49,212)
Pay	12M HICP	Maturity	1.380%	Maturity	03/15/31	EUR	23,400,000	(3,813,733)	(143,362)	(3,670,371)
Pay	12M HICP	Maturity	2.421%	Maturity	05/15/52	EUR	650,000	(18,963)	—	(18,963)
Pay	12M HICP	Maturity	2.488%	Maturity	05/15/37	EUR	4,460,000	(38,559)	5,118	(43,677)
Pay	12M HICP	Maturity	2.550%	Maturity	04/15/52	EUR	400,000	2,458	504	1,954

BHFTI-275

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M HICP	Maturity	2.580%	Maturity	03/15/52	EUR	1,000,000	$5,346	$706	$4,640
Pay	12M HICP	Maturity	2.590%	Maturity	03/15/52	EUR	1,400,000	7,915	(35,945)	43,860
Pay	12M HICP	Maturity	3.520%	Maturity	09/15/24	EUR	3,300,000	397	(8,299)	8,696
Pay	12M HICP	Maturity	3.720%	Maturity	09/15/24	EUR	6,300,000	25,146	(13,421)	38,567
Pay	12M HICP	Maturity	3.850%	Maturity	09/15/24	EUR	6,900,000	44,931	—	44,931
Pay	12M UKRPI	Maturity	3.325%	Maturity	08/15/30	GBP	12,100,000	(2,635,881)	113,664	(2,749,545)
Pay	12M UKRPI	Maturity	3.400%	Maturity	06/15/30	GBP	15,300,000	(3,060,847)	64,254	(3,125,101)
Pay	12M UKRPI	Maturity	3.438%	Maturity	01/15/30	GBP	320,000	(65,423)	—	(65,423)
Pay	12M UKRPI	Maturity	3.475%	Maturity	08/15/30	GBP	6,000,000	(1,333,114)	50,547	(1,383,661)
Pay	12M UKRPI	Maturity	3.566%	Maturity	03/15/36	GBP	1,700,000	(376,045)	—	(376,045)
Pay	12M UKRPI	Maturity	3.580%	Maturity	03/15/36	GBP	5,600,000	(1,226,271)	(29,341)	(1,196,930)
Pay	12M UKRPI	Maturity	3.750%	Maturity	04/15/31	GBP	3,570,000	(713,318)	(1,189)	(712,129)
Pay	12M UKRPI	Maturity	3.850%	Maturity	09/15/24	GBP	11,200,000	(1,371,550)	(527)	(1,371,023)
Pay	12M UKRPI	Maturity	4.066%	Maturity	09/15/31	GBP	500,000	(71,632)	—	(71,632)
Pay	3M LIBOR	Semi-Annually	1.888%	Semi-Annually	11/21/53	USD	5,000,000	(1,236,550)	—	(1,236,550)
Pay	3M EURIBOR	Annually	(0.526)%	Annually	11/21/23	EUR	72,000,000	(2,233,959)	—	(2,233,959)
Pay	6M EURIBOR	Annually	0.550%	Annually	08/10/24	EUR	100,000	(3,705)	—	(3,705)
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	7,500,000	(718,055)	—	(718,055)
Pay	6M EURIBOR	Annually	0.650%	Annually	05/11/27	EUR	3,400,000	(328,341)	—	(328,341)
Pay	6M EURIBOR	Annually	0.700%	Annually	04/11/27	EUR	3,100,000	(290,494)	—	(290,494)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	6,900,000	(564,690)	—	(564,690)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	3,000,000	(245,944)	—	(245,944)
Pay	6M EURIBOR	Annually	1.500%	Annually	03/15/53	EUR	1,900,000	(350,417)	(243,832)	(106,585)
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	1,256,596	—	1,256,596
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	1,584,663	—	1,584,663
Receive	12M CPURNSA	Maturity	2.210%	Maturity	02/05/23	USD	25,780,000	2,176,655	—	2,176,655
Receive	12M CPURNSA	Maturity	2.263%	Maturity	04/27/23	USD	13,492,000	1,060,798	(2,800)	1,063,598
Receive	12M CPURNSA	Maturity	2.311%	Maturity	02/24/31	USD	21,200,000	1,891,765	8,216	1,883,549
Receive	12M CPURNSA	Maturity	2.314%	Maturity	02/26/26	USD	10,200,000	948,739	—	948,739
Receive	12M CPURNSA	Maturity	2.419%	Maturity	03/05/26	USD	13,000,000	1,143,398	—	1,143,398
Receive	12M CPURNSA	Maturity	2.560%	Maturity	05/08/23	USD	12,300,000	(17,420)	(399,627)	382,207
Receive	12M CPURNSA	Maturity	2.573%	Maturity	08/26/28	USD	1,900,000	97,766	—	97,766
Receive	12M CPURNSA	Maturity	2.645%	Maturity	09/10/28	USD	2,400,000	105,682	—	105,682
Receive	12M CPURNSA	Maturity	2.703%	Maturity	05/25/26	USD	7,090,000	493,272	—	493,272
Receive	12M CPURNSA	Maturity	2.768%	Maturity	05/13/26	USD	11,300,000	762,400	—	762,400
Receive	12M CPURNSA	Maturity	2.813%	Maturity	05/14/26	USD	4,600,000	299,790	—	299,790
Receive	12M FRCPXT	Maturity	1.030%	Maturity	03/15/24	EUR	9,200,000	663,941	(1,080)	665,021
Receive	12M HICP	Maturity	2.359%	Maturity	08/15/30	EUR	6,200,000	61,827	31,661	30,166
Receive	12M HICP	Maturity	2.470%	Maturity	07/15/32	EUR	3,400,000	6,032	—	6,032
Receive	12M HICP	Maturity	2.570%	Maturity	06/15/32	EUR	1,700,000	(13,286)	—	(13,286)
Receive	12M HICP	Maturity	2.600%	Maturity	05/15/32	EUR	6,600,000	30,179	32,809	(2,630)
Receive	12M HICP	Maturity	2.720%	Maturity	06/15/32	EUR	6,500,000	(142,871)	(34,942)	(107,929)
Receive	12M HICP	Maturity	3.000%	Maturity	05/15/27	EUR	2,000,000	17,130	924	16,206
Receive	12M HICP	Maturity	3.130%	Maturity	05/15/27	EUR	1,400,000	(47,825)	—	(47,825)
Receive	12M SONIA	Annually	2.000%	Annually	03/15/53	GBP	6,600,000	2,072,096	2,042,316	29,780
Receive	12M UKRPI	Maturity	4.125%	Maturity	09/15/32	GBP	2,370,000	83,241	—	83,241
Receive	12M UKRPI	Maturity	4.130%	Maturity	09/15/32	GBP	10,630,000	367,779	936	366,843
Receive	12M UKRPI	Maturity	4.300%	Maturity	01/15/32	GBP	5,600,000	526,308	11,981	514,327
Receive	12M UKRPI	Maturity	4.480%	Maturity	09/15/23	GBP	2,800,000	334,858	—	334,858
Receive	12M UKRPI	Maturity	4.615%	Maturity	02/15/27	GBP	8,100,000	689,620	—	689,620
Receive	12M UKRPI	Maturity	4.626%	Maturity	02/15/27	GBP	9,500,000	803,201	6,394	796,807
Receive	12M UKRPI	Maturity	4.735%	Maturity	12/15/26	GBP	10,900,000	988,992	(125,598)	1,114,590
Receive	12M UKRPI	Maturity	6.600%	Maturity	05/15/24	GBP	400,000	11,958	(61)	12,019
Receive	3M LIBOR	Quarterly	1.840%	Quarterly	11/21/28	USD	24,600,000	2,167,373	—	2,167,373
Receive	3M NZDBB	Quarterly	3.250%	Quarterly	03/21/28	NZD	8,400,000	289,056	25,634	263,422
Receive	6M EURIBOR	Semi-Annually	1.750%	Semi-Annually	03/15/33	EUR	11,300,000	1,358,075	1,265,629	92,446
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	7,203	(5,713)	12,916
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	8,511	(2,083)	10,594

Totals								$(7,368,439)	$2,633,888	$(10,002,327)

BHFTI-276

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc 1.500%, due 04/04/17	1.000%	Quarterly	12/20/22	0.663%	EUR	900,000	$666	$1,536	$(870)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.643%	USD	1,000,000	4,261	(13,356)	17,617

Totals							$4,927	$(11,820)	$16,747

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Received	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Maturity	10/20/22	MSCS	United States Treasury Inflation Indexed Notes	USD 10,716,611	$(602,630)	$(485,838)	$(116,792)
Pay	12M SOFR	Maturity	10/06/22	MSCS	United States Treasury Inflation Indexed Notes	USD 30,921,845	(1,108,333)	(4,864,373)	3,756,040
Pay	12M SOFR	Maturity	01/20/23	MSCS	United States Treasury Inflation Indexed Notes	USD 57,059,290	(1,483,937)	(3,380,505)	1,896,568
Pay	12M SOFR	Maturity	10/20/22	MSCS	United States Treasury Inflation Indexed Notes	USD 24,190,041	(1,558,904)	(2,840,706)	1,281,802
Pay	12M SOFR	Maturity	10/20/22	MSCS	United States Treasury Inflation Indexed Notes	USD 12,677,947	(146,682)	(1,815,557)	1,668,875
Pay	12M SOFR	Maturity	10/20/22	MSCS	United States Treasury Inflation Indexed Notes	USD 37,967,434	(724,709)	(5,401,650)	4,676,941
Pay	12M SOFR	Maturity	10/20/22	MSCS	United States Treasury Inflation Indexed Notes	USD 58,516,463	(1,315,617)	(5,773,873)	4,458,256
Pay	12M SOFR	Maturity	10/20/22	MSCS	United States Treasury Inflation Indexed Notes	USD 24,427,825	(1,476,157)	(3,001,916)	1,525,759
Pay	12M SOFR	Maturity	10/20/22	MSCS	United States Treasury Inflation Indexed Notes	USD 37,206,288	(1,276,039)	(4,845,607)	3,569,568
Pay	12M SOFR	Maturity	10/20/22	MSCS	United States Treasury Inflation Indexed Notes	USD 28,310,877	(1,087,619)	(2,226,279)	1,138,660
Pay	12M SOFR	Maturity	10/06/22	MSCS	United States Treasury Inflation Indexed Notes	USD 63,020,777	(364,450)	(20,980,561)	20,616,111
Pay	12M SOFR	Maturity	10/06/22	MSCS	United States Treasury Inflation Indexed Notes	USD 12,584,666	(170,425)	(2,123,119)	1,952,694
Pay	12M SOFR	Maturity	10/06/22	MSCS	United States Treasury Inflation Indexed Notes	USD 11,215,233	(325,930)	(998,227)	672,297

Totals							$(11,641,432)	$(58,738,211)	$47,096,779

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

BHFTI-277

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(CPALEMU)—	Euro Area All Items Index Non-Seasonally Adjusted
(CPI)—	Consumer Price Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FRCPXT)—	France Consumer Price Ex-Tobacco Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)—	Harmonized Index of Consumer Prices
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TONA)—	Tokyo Overnight Average Rate
(TSFR)—	Term Secured Financing Rate
(UKRPI)—	United Kingdom Retail Price Index

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CDS)—	Credit Default Swap
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-278

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage—Backed	$—	$69,591,015	$2,402,867	$71,993,882
U.S. Treasury	—	1,582,918,905	—	1,582,918,905
Total U.S. Treasury & Government Agencies	—	1,652,509,920	2,402,867	1,654,912,787
Total Asset-Backed Securities*	—	172,488,934	—	172,488,934
Total Foreign Government*	—	169,761,256	—	169,761,256
Total Corporate Bonds & Notes*	—	89,619,840	—	89,619,840
Total Mortgage-Backed Securities*	—	39,503,388	—	39,503,388
Total Preferred Stock*	—	—	11,292,651	11,292,651
Total Convertible Preferred Stock*	1,083,600	—	—	1,083,600
Total Short-Term Investments*	—	635,711,992	—	635,711,992
Total Purchased Options at Value	—	15,533,569	—	15,533,569
Total Investments	$1,083,600	$2,775,128,899	$13,695,518	$2,789,908,017

Secured Borrowings (Liability)	—	$(1,219,900,610)	—	$(1,219,900,610)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$15,517,189	$—	$15,517,189
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,031,258)	—	(7,031,258)
Total Forward Contracts	$—	$8,485,931	$—	$8,485,931
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$21,872,128	$—	$—	$21,872,128
Futures Contracts (Unrealized Depreciation)	(10,497,429)	—	—	(10,497,429)
Total Futures Contracts	$11,374,699	$—	$—	$11,374,699
Written Options
Credit Default Swaptions at Value	$—	$(33,894)	$—	$(33,894)
Inflation Capped Options at Value	—	(91,685)	—	(91,685)
Interest Rate Swaptions at Value	—	(27,316,927)	—	(27,316,927)
OTC Options on Securities at Value	—	(65,402)	—	(65,402)
Total Written Options	$—	$(27,507,908)	$—	$(27,507,908)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$19,871,948	$—	$19,871,948
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(29,857,528)	—	(29,857,528)
Total Centrally Cleared Swap Contracts	$—	$(9,985,580)	$—	$(9,985,580)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(11,641,432)	$—	$(11,641,432)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

BHFTI-279

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—51.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—32.9%
Fannie Mae 10 Yr. Pool
3.500%, 02/01/24	48,504	$48,173
3.500%, 10/01/24	90,978	90,123
3.500%, 11/01/24	40,033	39,642
3.500%, 02/01/25	171,439	169,504
3.500%, 03/01/29	201,267	190,517
Fannie Mae 15 Yr. Pool
3.000%, 09/01/28	189,142	181,465
3.000%, 06/01/30	5,388,145	5,115,466
3.500%, 04/01/25	16,587	15,735
3.500%, 10/01/26	47,035	44,713
3.500%, 12/01/26	121,292	115,227
3.500%, 04/01/27	73,437	69,625
3.500%, 12/01/28	280,129	265,475
3.500%, 07/01/29	28,463	26,940
3.500%, 12/01/31	88,747	84,204
3.500%, 05/01/32	209,183	198,333
3.500%, 06/01/32	350,486	332,305
3.500%, 05/01/33	183,847	174,301
3.500%, 06/01/33	232,405	220,339
3.500%, 08/01/33	151,856	143,971
3.500%, 09/01/33	571,934	542,234
3.500%, 10/01/33	343,894	326,018
3.500%, 05/01/34	6,672,726	6,321,170
3.500%, 07/01/34	300,888	285,069
3.500%, 09/01/34	714,876	677,266
3.500%, 02/01/35	41,469	39,262
3.500%, 03/01/35	93,807	89,020
3.500%, 05/01/35	3,674,392	3,492,825
4.000%, 05/01/24	101,406	98,155
4.000%, 06/01/24	101,764	98,564
4.000%, 02/01/25	48,429	46,842
4.000%, 06/01/25	23,071	22,309
4.000%, 08/01/25	8,758	8,468
4.000%, 12/01/25	13,284	12,843
4.000%, 02/01/26	21,371	20,698
4.000%, 03/01/26	4,249	4,115
4.000%, 06/01/26	6,177	5,970
4.000%, 11/01/33	44,670	43,339
4.500%, 05/01/23	835	825
4.500%, 06/01/23	42	41
4.500%, 04/01/24	1,363	1,342
4.500%, 05/01/24	12,923	12,716
4.500%, 08/01/24	1,398	1,377
4.500%, 10/01/24	27,265	26,825
4.500%, 11/01/24	4,459	4,387
4.500%, 02/01/25	37,599	37,000
4.500%, 03/01/25	30,499	30,000
4.500%, 04/01/25	23,048	22,672
4.500%, 05/01/25	49,576	48,762
4.500%, 06/01/25	4,808	4,730
4.500%, 07/01/25	384,832	378,472
4.500%, 08/01/25	5,822	5,726
4.500%, 09/01/25	16,344	16,080
4.500%, 11/01/25	20,854	20,512
4.500%, 04/01/26	1,506	1,482

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 01/01/27	2,859	2,814
5.500%, 10/01/22	72	72
5.500%, 11/01/22	2	2
5.500%, 12/01/22	216	216
5.500%, 02/01/23	1,863	1,861
5.500%, 03/01/23	58	58
5.500%, 07/01/23	647	646
5.500%, 08/01/23	606	606
5.500%, 10/01/23	693	691
5.500%, 12/01/23	17	17
5.500%, 01/01/24	286	286
5.500%, 03/01/24	795	794
5.500%, 09/01/24	1,559	1,557
5.500%, 01/01/25	23,497	23,512
5.500%, 05/01/25	433	432
Fannie Mae 20 Yr. Pool
3.500%, 04/01/40	366,765	339,757
3.500%, 05/01/40	4,564,122	4,227,371
4.000%, 04/01/29	14,448	13,790
4.000%, 05/01/29	42,451	40,516
4.000%, 03/01/30	25,382	24,222
4.000%, 05/01/30	39,535	37,727
4.000%, 08/01/30	33,424	31,892
4.000%, 09/01/30	28,834	27,516
4.000%, 10/01/30	1,006	960
4.000%, 11/01/30	124,197	118,506
4.000%, 12/01/30	16,700	15,934
4.000%, 06/01/31	2,214	2,101
4.000%, 09/01/31	58,231	55,558
4.000%, 11/01/31	3,197	3,034
4.500%, 01/01/25	948	906
4.500%, 04/01/31	10,757	10,395
Fannie Mae 30 Yr. Pool
3.000%, 08/01/49	2,412,212	2,118,761
3.000%, 05/01/52	81,702,553	71,211,995
3.000%, 06/01/52	13,948,032	12,174,349
4.000%, 05/01/34	58,429	55,306
4.000%, 05/01/35	23,287	22,203
4.000%, 01/01/41	25,343	24,155
4.000%, 12/01/43	230,713	219,963
4.500%, 04/01/39	13,754	13,485
4.500%, 05/01/39	25,746	25,238
4.500%, 12/01/39	4,381	4,233
4.500%, 05/01/40	9,700	9,504
4.500%, 09/01/40	11,879	11,638
4.500%, 12/01/40	33,151	32,317
4.500%, 02/01/41	26,989	25,949
4.500%, 07/01/41	6,190	5,928
4.500%, 09/01/41	157,825	151,981
4.500%, 03/01/42	27,587	26,884
4.500%, 07/01/42	94,425	90,208
5.000%, 03/01/32	729	712
5.000%, 04/01/33	36,715	35,817
5.000%, 07/01/33	42,647	42,817
5.000%, 08/01/33	857	860

BHFTI-280

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 09/01/33	759	$763
5.000%, 10/01/33	7,499	7,541
5.000%, 11/01/33	142	138
5.000%, 01/01/34	16,217	15,819
5.000%, 04/01/34	55,678	55,444
5.000%, 06/01/34	1,083	1,058
5.000%, 12/01/34	13,258	12,935
5.000%, 01/01/35	15,997	15,611
5.000%, 04/01/35	17	17
5.000%, 07/01/35	20,356	19,853
5.000%, 01/01/38	53,537	54,023
5.000%, 04/01/39	9,447	9,521
5.000%, 10/01/39	1,654	1,625
5.000%, 11/01/39	7,863	7,914
5.000%, 06/01/40	10,358	10,100
5.000%, 11/01/42	37,854	36,915
5.500%, 12/01/28	5,329	5,303
5.500%, 06/01/33	19,707	20,235
5.500%, 07/01/33	4,435	4,566
5.500%, 09/01/33	80,263	80,122
5.500%, 11/01/33	96,246	95,763
5.500%, 12/01/33	480	482
5.500%, 04/01/34	863	888
5.500%, 07/01/34	6,836	6,807
5.500%, 08/01/34	154,697	158,966
5.500%, 09/01/34	1,634	1,683
5.500%, 11/01/34	121,087	124,751
5.500%, 12/01/34	294,473	303,508
5.500%, 01/01/35	104,312	107,533
5.500%, 02/01/35	136,491	140,656
5.500%, 03/01/35	244,902	252,637
5.500%, 04/01/35	27,257	27,121
5.500%, 05/01/35	51,622	53,266
5.500%, 06/01/35	80,180	82,743
5.500%, 08/01/35	62,537	63,923
5.500%, 09/01/35	761,542	786,461
5.500%, 10/01/35	67,145	69,305
5.500%, 12/01/35	396,599	409,171
5.500%, 01/01/36	94,959	98,081
5.500%, 03/01/36	89,202	92,140
5.500%, 05/01/36	716	740
5.500%, 07/01/36	384,911	397,033
5.500%, 09/01/36	45,712	47,100
5.500%, 11/01/36	27,252	28,109
5.500%, 12/01/36	1,246	1,240
5.500%, 02/01/37	533	546
5.500%, 05/01/37	8,025	8,161
5.500%, 08/01/37	335,127	346,167
5.500%, 01/01/38	2,810	2,902
5.500%, 02/01/38	89,678	92,622
5.500%, 03/01/38	456,498	471,553
5.500%, 05/01/38	719,782	743,494
5.500%, 06/01/38	25,462	26,259
5.500%, 09/01/38	19,191	19,113
5.500%, 10/01/38	249,649	257,874

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 11/01/38	63,435	65,527
5.500%, 01/01/39	18,332	18,936
5.500%, 07/01/39	5,777	5,749
5.500%, 11/01/39	797,217	823,512
5.500%, 02/01/40	137,570	141,266
5.500%, 06/01/40	52,260	52,005
5.500%, 09/01/40	111,486	115,162
5.500%, 07/01/41	1,333,730	1,377,717
5.500%, 02/01/49	86,890	86,983
6.000%, 12/01/28	8,348	8,486
6.000%, 01/01/29	5,841	5,949
6.000%, 02/01/29	41	41
6.000%, 04/01/29	931	965
6.000%, 06/01/29	1,271	1,311
6.000%, 11/01/32	34,515	35,135
6.000%, 12/01/32	61,203	63,260
6.000%, 03/01/33	6,227	6,542
6.000%, 05/01/33	6,443	6,769
6.000%, 07/01/33	6,610	6,943
6.000%, 01/01/34	355	364
6.000%, 09/01/34	4,188	4,266
6.000%, 11/01/34	3,492	3,554
6.000%, 04/01/35	288,479	303,058
6.000%, 05/01/35	6,598	6,838
6.000%, 06/01/35	460	469
6.000%, 07/01/35	14,470	14,770
6.000%, 09/01/35	3,181	3,342
6.000%, 11/01/35	121,750	123,790
6.000%, 12/01/35	9,079	9,326
6.000%, 04/01/36	1,235	1,261
6.000%, 05/01/36	25,276	26,230
6.000%, 06/01/36	1,228	1,249
6.000%, 07/01/36	4,022	4,089
6.000%, 08/01/36	611,286	642,232
6.000%, 09/01/36	72,207	75,141
6.000%, 10/01/36	31,990	32,590
6.000%, 11/01/36	13,113	13,571
6.000%, 12/01/36	7,503	7,630
6.000%, 01/01/37	67,014	69,207
6.000%, 02/01/37	158,625	166,661
6.000%, 04/01/37	35,124	36,307
6.000%, 05/01/37	18,996	19,324
6.000%, 07/01/37	10,094	10,613
6.000%, 08/01/37	9,701	10,201
6.000%, 11/01/37	18,097	18,874
6.000%, 02/01/38	170,144	177,841
6.000%, 03/01/38	3,694	3,803
6.000%, 08/01/38	7,336	7,532
6.000%, 09/01/38	310,814	326,533
6.000%, 10/01/38	24,825	26,144
6.000%, 11/01/38	7,279	7,400
6.000%, 01/01/39	27,240	28,621
6.000%, 04/01/39	170,631	179,835
6.000%, 07/01/39	34,049	35,727
6.000%, 08/01/39	145,847	152,249

BHFTI-281

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 05/01/49	1,020,088	$1,050,995
8.000%, 10/01/25	170	174
Fannie Mae ARM Pool
1.511%, 12M LIBOR + 1.261%, 12/01/34 (a)	264,723	263,753
1.585%, 12M LIBOR + 1.335%, 12/01/34 (a)	123,459	123,167
1.887%, 12M LIBOR + 1.516%, 01/01/35 (a)	20,373	20,449
1.933%, 12M LIBOR + 1.558%, 01/01/35 (a)	13,546	13,625
1.954%, 12M LIBOR + 1.631%, 01/01/35 (a)	5,265	5,213
1.962%, 12M LIBOR + 1.637%, 02/01/35 (a)	9,363	9,436
1.974%, 12M LIBOR + 1.599%, 01/01/35 (a)	15,384	15,516
2.025%, 1Y H15 + 1.900%, 02/01/31 (a)	92,942	91,462
2.058%, 12M LIBOR + 1.359%, 03/01/35 (a)	11,507	11,498
2.195%, 12M LIBOR + 1.681%, 12/01/34 (a)	11,138	11,257
2.318%, 12M LIBOR + 1.618%, 03/01/33 (a)	1,401	1,387
2.432%, 1Y H15 + 2.195%, 02/01/35 (a)	20,803	21,190
2.548%, 12M LIBOR + 1.810%, 04/01/35 (a)	23,825	24,168
2.572%, 12M MTA + 1.200%, 08/01/41 (a)	56,383	56,364
2.572%, 12M MTA + 1.200%, 07/01/42 (a)	121,426	122,786
2.572%, 12M MTA + 1.200%, 08/01/42 (a)	125,518	127,010
2.572%, 12M MTA + 1.200%, 10/01/44 (a)	113,183	114,764
2.599%, 12M LIBOR + 1.603%, 05/01/35 (a)	17,343	17,512
2.622%, 12M MTA + 1.250%, 09/01/41 (a)	304,491	307,596
2.663%, 6M LIBOR + 1.538%, 01/01/36 (a)	5,199	5,116
2.691%, 6M LIBOR + 1.373%, 09/01/35 (a)	207,934	204,013
2.732%, 6M LIBOR + 1.412%, 06/01/33 (a)	6,667	6,668
3.085%, 1Y H15 + 2.144%, 07/01/33 (a)	4,095	4,133
3.108%, 1Y H15 + 2.068%, 10/01/28 (a)	44,760	44,161
3.142%, 12M MTA + 1.806%, 11/01/35 (a)	70,459	72,937
3.284%, 1Y H15 + 2.313%, 05/01/35 (a)	98,615	101,035
3.410%, 12M LIBOR + 1.660%, 05/01/34 (a)	219,275	216,492
3.432%, 12M LIBOR + 1.688%, 09/01/32 (a)	47,029	46,689
3.489%, 1Y H15 + 2.306%, 04/01/34 (a)	1,839	1,881
3.560%, 1Y H15 + 2.360%, 11/01/34 (a)	491,056	505,270
3.597%, 6M LIBOR + 1.514%, 01/01/35 (a)	37,231	37,901
3.600%, 12M LIBOR + 1.350%, 11/01/34 (a)	1,917	1,879
3.730%, 6M LIBOR + 1.605%, 08/01/36 (a)	14,765	14,714
3.790%, 12M LIBOR + 1.670%, 11/01/34 (a)	20,106	20,415
3.825%, 12M LIBOR + 1.575%, 10/01/34 (a)	4,811	4,759
3.831%, 1Y H15 + 2.215%, 09/01/31 (a)	15,706	15,507
3.903%, 1Y H15 + 2.153%, 07/01/32 (a)	13,010	12,867
3.961%, ECOFC + 1.928%, 12/01/36 (a)	25,812	26,296
4.000%, 12M LIBOR + 1.750%, 08/01/35 (a)	131,070	134,385
4.060%, 12M LIBOR + 1.810%, 09/01/34 (a)	228,948	232,248
4.106%, 1Y H15 + 2.160%, 11/01/35 (a)	101,883	104,576
4.135%, 12M LIBOR + 1.885%, 11/01/32 (a)	19,224	18,898
4.143%, 1Y H15 + 2.095%, 10/01/35 (a)	45,772	45,256
4.223%, 1Y H15 + 2.223%, 08/01/35 (a)	62,965	64,332
4.790%, ECOFC + 1.729%, 09/01/34 (a)	4,629	4,874
Fannie Mae REMICS (CMO) 2.788%, 05/25/35 (a)	256,367	258,425
3.393%, 1M LIBOR + 0.400%, 09/18/31 (a)	52,690	52,630
3.984%, 1M LIBOR + 0.900%, 04/25/32 (a)	18,255	18,383
Fannie Mae-Aces 2.348%, 01/25/31 (a) (b)	20,848,636	2,268,448

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 10 Yr. Pool 3.500%, 10/01/23	2,894	2,876
Freddie Mac 15 Yr. Pool 3.500%, 12/01/26	32,963	31,253
3.500%, 05/01/32	100,228	95,019
3.500%, 07/01/33	243,374	230,674
3.500%, 08/01/33	7,010	6,646
3.500%, 09/01/33	300,366	284,769
3.500%, 11/01/33	635,733	602,810
3.500%, 01/01/34	68,241	64,696
3.500%, 02/01/34	110,921	105,159
3.500%, 04/01/34	1,135,894	1,076,100
3.500%, 05/01/34	454,544	430,650
3.500%, 10/01/34	94,940	89,935
3.500%, 11/01/34	40,537	38,399
3.500%, 03/01/35	143,344	135,805
4.000%, 11/01/33	639,776	618,606
Freddie Mac 20 Yr. Gold Pool 4.000%, 06/01/30	30,343	28,985
4.000%, 09/01/30	125,476	119,856
4.000%, 10/01/30	7,078	6,761
6.000%, 10/01/22	238	235
6.000%, 04/01/23	847	862
Freddie Mac 30 Yr. Gold Pool 4.000%, 12/01/40	149,859	142,865
4.500%, 04/01/34	7,130	6,977
4.500%, 06/01/35	23,594	23,095
4.500%, 04/01/41	48,010	47,041
5.500%, 01/01/33	503	515
5.500%, 05/01/33	619	630
5.500%, 08/01/33	748	754
5.500%, 10/01/33	1,532	1,533
5.500%, 01/01/34	913	941
5.500%, 09/01/34	14,289	14,526
5.500%, 01/01/35	12,127	12,510
5.500%, 07/01/35	764	788
5.500%, 10/01/35	8,846	8,812
5.500%, 11/01/35	29,939	29,931
5.500%, 12/01/35	17,624	18,225
5.500%, 01/01/36	12,621	13,051
5.500%, 02/01/36	13,350	13,315
5.500%, 04/01/36	7,280	7,343
5.500%, 06/01/36	585,638	604,874
5.500%, 07/01/36	12,264	12,683
5.500%, 08/01/36	12,455	12,424
5.500%, 10/01/36	3,882	3,945
5.500%, 12/01/36	86,189	89,128
5.500%, 02/01/37	6,820	6,843
5.500%, 03/01/37	5,781	5,957
5.500%, 04/01/37	25,766	25,779
5.500%, 06/01/37	37,906	38,622
5.500%, 07/01/37	71,308	73,740
5.500%, 08/01/37	29,745	30,760
5.500%, 09/01/37	4,896	5,063
5.500%, 10/01/37	3,869	4,000
5.500%, 11/01/37	86,142	89,079

BHFTI-282

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 5.500%, 12/01/37	5,034	$5,121
5.500%, 01/01/38	28,502	29,456
5.500%, 02/01/38	72,266	74,730
5.500%, 03/01/38	33,906	34,775
5.500%, 04/01/38	65,489	67,723
5.500%, 05/01/38	38,850	39,742
5.500%, 06/01/38	116,258	120,225
5.500%, 07/01/38	144,424	149,155
5.500%, 08/01/38	380,560	391,984
5.500%, 09/01/38	102,518	106,004
5.500%, 10/01/38	3,140,712	3,243,786
5.500%, 11/01/38	1,364,619	1,411,098
5.500%, 12/01/38	5,175	5,155
5.500%, 01/01/39	258,569	267,392
5.500%, 02/01/39	54,716	55,230
5.500%, 03/01/39	27,474	28,411
5.500%, 06/01/39	915,428	946,667
5.500%, 09/01/39	27,146	27,969
5.500%, 02/01/40	30,664	31,708
5.500%, 03/01/40	4,968	5,137
5.500%, 05/01/40	978	1,012
5.500%, 08/01/40	30,458	31,447
Freddie Mac 30 Yr. Pool 3.000%, 04/01/52	6,186,670	5,391,400
3.000%, 07/01/52	6,938,337	6,050,738
3.000%, 08/01/52	6,926,150	6,040,693
Freddie Mac ARM Non-Gold Pool 1.942%, 12M LIBOR + 1.677%, 01/01/35 (a)	6,306	6,258
2.032%, 12M LIBOR + 1.678%, 02/01/35 (a)	6,073	6,071
2.052%, 12M LIBOR + 1.625%, 02/01/35 (a)	13,400	13,414
2.055%, 12M LIBOR + 1.621%, 02/01/35 (a)	4,572	4,536
2.226%, 12M LIBOR + 1.901%, 02/01/35 (a)	12,550	12,673
2.237%, 1Y H15 + 2.108%, 02/01/35 (a)	17,151	17,328
2.372%, 12M LIBOR + 1.900%, 11/01/34 (a)	7,349	7,434
2.375%, 1Y H15 + 2.250%, 11/01/34 (a)	22,466	22,901
2.438%, 1Y H15 + 2.250%, 01/01/35 (a)	45,073	45,737
2.484%, 1Y H15 + 2.250%, 02/01/35 (a)	16,787	17,014
2.685%, 12M LIBOR + 1.890%, 11/01/34 (a)	9,909	9,980
2.905%, 1Y H15 + 2.250%, 11/01/31 (a)	4,995	4,910
3.006%, 1Y H15 + 2.250%, 08/01/35 (a)	72,829	74,042
3.369%, 1Y H15 + 2.250%, 06/01/35 (a)	190,539	194,036
3.374%, 1Y H15 + 2.107%, 10/01/34 (a)	11,604	11,821
3.586%, 12M LIBOR + 1.345%, 09/01/35 (a)	54,434	54,767
4.150%, 12M LIBOR + 1.900%, 11/01/34 (a)	2,588	2,556
4.211%, 12M LIBOR + 1.961%, 08/01/32 (a)	31,695	31,304
4.268%, 1Y H15 + 2.230%, 09/01/35 (a)	71,000	72,163
4.354%, 1Y H15 + 2.479%, 01/01/29 (a)	78,880	78,140
Freddie Mac REMICS (CMO) 3.068%, 1M LIBOR + 0.250%, 07/15/34 (a)	9,848	9,762
3.500%, 01/15/42	8,947,727	8,159,634
4.125%, PRIME - 1.375%,, 11/15/23 (a)	16,913	16,756
6.500%, 01/15/24	1,388	1,400
Freddie Mac Structured Pass-Through Certificates (CMO) 2.059%, 12M MTA + 1.200%, 02/25/45 (a)	30,755	31,756
2.304%, 12M MTA + 1.200%, 10/25/44 (a)	349,336	364,245
2.504%, 12M MTA + 1.400%, 07/25/44 (a)	1,632,592	1,705,645

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool 3.000%, 11/15/49	2,292,717	2,025,631
4.000%, 03/15/52	7,861,562	7,476,216
4.000%, TBA (c)	3,050,000	2,869,978
5.000%, 10/15/33	2,452	2,425
5.000%, 12/15/33	10,382	10,267
5.000%, 05/15/34	3,271	3,303
5.000%, 07/15/34	543	537
5.000%, 11/15/35	1,416	1,401
5.000%, 03/15/36	831	833
5.000%, 10/15/38	230,222	233,030
5.000%, 02/15/39	35,847	36,254
5.000%, 03/15/39	62,413	63,151
5.000%, 04/15/39	290,441	291,516
5.000%, 05/15/39	1,035,939	1,044,966
5.000%, 06/15/39	287,182	289,887
5.000%, 09/15/39	146,585	148,359
5.000%, 05/15/40	10,057	10,155
5.000%, 09/15/40	115,780	117,016
5.000%, 12/15/40	8,832	8,939
5.000%, 09/15/47	18,146	17,943
5.000%, 03/15/48	1,704,842	1,686,261
5.000%, 04/15/48	1,813,250	1,793,199
5.000%, 01/15/49	2,515,666	2,577,418
5.000%, 05/15/49	293,607	302,086
5.000%, 06/15/50	403,533	400,066
5.000%, 04/15/52	7,215,468	7,134,989
7.000%, 10/15/23	133	133
7.500%, 01/15/26	701	704
Ginnie Mae II 30 Yr. Pool 4.500%, 12/20/49	12,584	12,136
5.000%, 06/20/49	66,942	66,616
5.000%, 07/20/49	139,512	138,745
Ginnie Mae II ARM Pool
1.750%, 1Y H15 + 1.500%, 11/20/27 (a)	3,731	3,617
1.750%, 1Y H15 + 1.500%, 10/20/28 (a)	302	292
1.750%, 1Y H15 + 1.500%, 10/20/29 (a)	1,868	1,820
1.750%, 1Y H15 + 1.500%, 11/20/30 (a)	3,896	3,760
2.250%, 1Y H15 + 2.000%, 10/20/31 (a)	3,864	3,722
2.500%, 1Y H15 + 1.500%, 11/20/26 (a)	2,560	2,502
2.500%, 1Y H15 + 1.500%, 10/20/30 (a)	767	747
2.625%, 1Y H15 + 1.500%, 01/20/23 (a)	210	210
2.625%, 1Y H15 + 1.500%, 02/20/26 (a)	2,161	2,138
2.625%, 1Y H15 + 1.500%, 01/20/27 (a)	1,178	1,152
2.625%, 1Y H15 + 1.500%, 08/20/27 (a)	8,330	8,120
2.625%, 1Y H15 + 1.500%, 09/20/27 (a)	34,213	33,257
2.625%, 1Y H15 + 1.500%, 02/20/28 (a)	2,584	2,520
2.625%, 1Y H15 + 1.500%, 03/20/28 (a)	4,203	4,135
2.625%, 1Y H15 + 1.500%, 07/20/29 (a)	2,880	2,815
2.625%, 1Y H15 + 1.500%, 08/20/29 (a)	3,003	2,935
2.625%, 1Y H15 + 1.500%, 09/20/29 (a)	3,762	3,646
2.625%, 1Y H15 + 1.500%, 01/20/30 (a)	10,160	10,059
2.625%, 1Y H15 + 1.500%, 08/20/31 (a)	776	760
2.625%, 1Y H15 + 1.500%, 03/20/32 (a)	142	141
2.625%, 1Y H15 + 1.500%, 03/20/33 (a)	1,338	1,326
2.625%, 1Y H15 + 1.500%, 09/20/33 (a)	17,799	17,462

BHFTI-283

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool
2.875%, 1Y H15 + 1.500%, 05/20/26 (a)	2,809	$2,774
2.875%, 1Y H15 + 1.500%, 06/20/27 (a)	1,380	1,367
2.875%, 1Y H15 + 1.500%, 05/20/28 (a)	1,840	1,825
2.875%, 1Y H15 + 1.500%, 05/20/29 (a)	2,729	2,707
2.875%, 1Y H15 + 1.500%, 06/20/30 (a)	3,088	3,051
2.875%, 1Y H15 + 1.500%, 04/20/31 (a)	3,011	3,023
2.875%, 1Y H15 + 1.500%, 04/20/32 (a)	2,290	2,278
2.875%, 1Y H15 + 1.500%, 05/20/32 (a)	4,423	4,393
3.000%, 1Y H15 + 1.500%, 04/20/30 (a)	3,993	3,943
3.000%, 1Y H15 + 1.500%, 05/20/30 (a)	9,959	9,861
Government National Mortgage Association (CMO) 2.697%, 1M LIBOR + 0.340%, 12/20/62 (a)	90,282	89,437
2.957%, 1M LIBOR + 0.600%, 08/20/65 (a)	2,020,441	1,999,255
2.957%, 1M LIBOR + 0.600%, 10/20/65 (a)	4,102,152	4,077,707
3.007%, 1M LIBOR + 0.650%, 06/20/66 (a)	2,884,123	2,871,294
3.207%, 1M LIBOR + 0.850%, 09/20/66 (a)	5,025,244	5,002,572
3.357%, 1M LIBOR + 1.000%, 12/20/65 (a)	14,452,840	14,347,334
3.357%, 1M LIBOR + 1.000%, 01/20/67 (a)	6,591,473	6,566,717
3.911%, 09/20/66 (a)	7,213,663	7,329,692
4.508%, 12M LIBOR + 0.800%, 09/20/67 (a)	5,527,778	5,504,464
Uniform Mortgage-Backed Securities 15 Yr. Pool 4.500%, TBA (c)	100,000	98,203
Uniform Mortgage-Backed Securities 30 Yr. Pool 3.000%, TBA (c)	583,950,000	508,008,197
3.500%, TBA (c)	317,112,000	285,167,544
4.000%, TBA (c)	195,800,000	181,497,421
4.500%, TBA (c)	53,500,000	50,962,930
5.000%, TBA (c)	24,100,000	23,441,138
5.500%, TBA (c)	400,000	397,562
6.000%, TBA (c)	900,000	914,309

		1,297,598,117

U.S. Treasury—19.0%
U.S. Treasury Bonds
1.375%, 11/15/40	62,400,000	40,338,187
1.375%, 08/15/50	96,600,000	55,933,664
1.625%, 11/15/50	43,500,000	27,007,383
1.875%, 02/15/41	16,900,000	11,970,613
2.000%, 02/15/50	9,600,000	6,595,125
2.750%, 08/15/42	39,000,000	31,681,406
2.750%, 11/15/42	19,800,000	16,040,320
2.875%, 05/15/43	83,700,000	68,983,840
2.875%, 08/15/45	17,200,000	14,034,125
3.125%, 02/15/42	15,800,000	13,763,281
3.125%, 08/15/44	116,300,000	99,377,442
3.250%, 05/15/42	48,300,000	42,866,250
3.375%, 05/15/44	18,000,000	16,057,969
4.250%, 05/15/39	9,600,000	10,006,875
4.375%, 11/15/39	57,100,000	60,296,262
4.500%, 08/15/39	15,100,000	16,211,856
4.625%, 02/15/40	12,800,000	13,916,500

U.S. Treasury—(Continued)
U.S. Treasury Notes
1.750%, 06/30/24 (d) (e) (f)	38,200,000	36,573,516
2.000%, 10/31/22 (d) (e) (f) (g)	3,300,000	3,297,999
2.125%, 07/31/24 (d) (e)	24,800,000	23,859,344
2.125%, 09/30/24 (d) (e)	7,900,000	7,581,531
2.250%, 11/15/24 (d) (e) (f) (g)	110,600,000	106,089,594
2.250%, 08/15/27 (d) (f)	24,360,000	22,392,169
2.875%, 05/15/32	1,800,000	1,664,156

		746,539,407

Total U.S. Treasury & Government Agencies (Cost $2,272,077,773)		2,044,137,524

Corporate Bonds & Notes—32.5%

Aerospace/Defense—0.8%
Boeing Co. (The) 1.433%, 02/04/24	12,300,000	11,684,475
2.750%, 02/01/26	15,400,000	13,941,244
Spirit AeroSystems, Inc. 3.950%, 06/15/23	4,100,000	3,930,875
4.600%, 06/15/28	1,600,000	1,156,320

		30,712,914

Agriculture—0.5%
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	9,326,000	8,920,308
3.875%, 07/26/29 (144A)	12,800,000	10,869,839

		19,790,147

Airlines—0.5%
American Airlines Pass-Through Trust 3.700%, 10/01/26	2,821,373	2,401,678
British Airways Pass-Through Trust 4.125%, 09/20/31 (144A) †	1,410,689	1,167,099
U.S. Airways Pass-Through Trust 3.950%, 11/15/25	476,255	422,143
United Airlines Pass-Through Trust
2.875%, 10/07/28	3,810,606	3,294,217
3.450%, 07/07/28	2,134,901	1,724,006
5.875%, 10/15/27	10,478,240	10,106,589

		19,115,732

Auto Manufacturers—2.5%
Ford Motor Credit Co. LLC 3.810%, 01/09/24	13,300,000	12,867,750
General Motors Financial Co., Inc. 3.890%, SOFR + 1.200%, 11/17/23 (a)	11,300,000	11,237,677
Hyundai Capital America 2.100%, 09/15/28 (144A)	13,500,000	10,602,212
Nissan Motor Acceptance Co. LLC 1.850%, 09/16/26 (144A)	13,500,000	10,964,261

BHFTI-284

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Nissan Motor Co., Ltd. 3.522%, 09/17/25 (144A)	8,100,000	$7,449,604
4.345%, 09/17/27 (144A)	5,600,000	4,827,125
4.810%, 09/17/30 (144A)	14,700,000	11,909,621
Volkswagen Bank GmbH 1.875%, 01/31/24 (EUR)	3,400,000	3,250,232
2.500%, 07/31/26 (EUR)	2,000,000	1,840,220
Volkswagen Group of America Finance LLC 2.850%, 09/26/24 (144A)	13,300,000	12,735,417
4.625%, 11/13/25 (144A)	10,900,000	10,657,446

		98,341,565

Banks—8.5%
Banco Espirito Santo S.A. 2.625%, 05/08/17 (EUR) (h)	1,700,000	199,930
Bank of America Corp.
0.981%, SOFR + 0.910%, 09/25/25 (a)	4,800,000	4,367,200
1.530%, SOFR + 0.650%, 12/06/25 (a)	13,300,000	12,165,573
4.125%, 01/22/24	2,130,000	2,112,611
Barclays Bank plc 7.625%, 11/21/22	366,000	366,000
Barclays plc 2.375%, 1Y GBP Swap + 1.597%, 10/06/23 (GBP) (a)	2,600,000	2,902,623
3.125%, 01/17/24 (GBP)	4,400,000	4,702,060
4.302%, 3M LIBOR + 1.380%, 05/16/24 (a)	100,000	99,929
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	700,000	691,966
4.972%, 3M LIBOR + 1.902%, 05/16/29 (a)	2,000,000	1,799,814
BNP Paribas S.A. 4.625%, 5Y H15 + 3.340%, 02/25/31 (144A) (a)	12,500,000	8,002,439
BPCE S.A. 4.000%, 09/12/23 (144A)	17,000,000	16,773,152
Citigroup, Inc. 3.070%, SOFR + 1.280%, 02/24/28 (a)	12,000,000	10,695,004
Credit Agricole S.A. 1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	4,000,000	3,405,393
Credit Suisse Group AG
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	15,700,000	15,388,135
4.476%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	10,400,000	10,283,067
6.442%, SOFR + 3.700%, 08/11/28 (144A) (a)	7,000,000	6,509,644
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	10,650,000	9,571,674
7.250%, 5Y USD ICE Swap + 4.332%, 09/12/25 (144A)(a)	5,500,000	4,207,042
Danske Bank A/S 4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (a)	12,000,000	10,684,129
Deutsche Bank AG 2.222%, SOFR + 2.159%, 09/18/24 (a)	13,200,000	12,572,045
3.300%, 11/16/22	9,500,000	9,473,191
3.547%, SOFR + 3.043%, 09/18/31 (a)	13,000,000	9,911,926
Goldman Sachs Group, Inc. (The)
2.640%, SOFR + 1.114%, 02/24/28 (a)	6,537,000	5,671,756
3.000%, 03/15/24	12,300,000	11,951,620
3.750%, 05/22/25	1,675,000	1,603,846
4.543%, 3M LIBOR + 1.750%, 10/28/27 (a)	7,500,000	7,454,769
ING Groep NV 4.625%, 01/06/26 (144A)	7,900,000	7,598,142

Banks—(Continued)
JPMorgan Chase & Co. 1.578%, SOFR + 0.885%, 04/22/27 (a)	13,300,000	11,481,953
Lloyds Bank plc
Zero Coupon, 04/02/32 (i)	13,000,000	7,883,039
Mitsubishi UFJ Financial Group, Inc. 1.640%, 1Y H15 + 0.670%, 10/13/27 (a)	10,500,000	8,898,653
Mizuho Financial Group, Inc. 1.979%, SOFR + 1.532%, 09/08/31 (a)	9,800,000	7,236,181
2.201%, SOFR + 1.772%, 07/10/31 (a)	12,400,000	9,376,776
2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	5,900,000	5,351,694
Morgan Stanley 3.737%, 3M LIBOR + 0.847%, 04/24/24 (a)	9,400,000	9,301,413
4.210%, SOFR + 1.610%, 04/20/28 (a)	5,400,000	5,052,871
Nykredit Realkredit A/S 1.500%, 10/01/53 (DKK)	55,869,955	5,293,999
Santander Holdings U.S.A., Inc. 3.450%, 06/02/25	4,800,000	4,493,159
Standard Chartered plc 3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (a)	6,000,000	5,641,420
Sumitomo Mitsui Financial Group, Inc. 1.474%, 07/08/25	6,500,000	5,847,781
1.902%, 09/17/28	9,800,000	7,892,178
UBS Group AG 4.125%, 04/15/26 (144A)	10,200,000	9,648,307
UniCredit S.p.A. 7.830%, 12/04/23 (144A)	29,700,000	29,918,076
Virgin Money UK plc 4.000%, 1Y UKG + 3.750%, 09/03/27 (GBP) (a)	500,000	472,314
Wells Fargo & Co.
1.741%, 05/04/30 (EUR)	2,600,000	2,133,397
2.393%, SOFR + 2.100%, 06/02/28 (a)	5,400,000	4,631,028
3.908%, SOFR + 1.320%, 04/25/26 (a)	5,500,000	5,257,822

		336,976,741

Beverages—0.2%
Anheuser-Busch InBev Worldwide, Inc. 4.500%, 06/01/50	11,000,000	9,064,325

Biotechnology—0.1%
Royalty Pharma plc 1.200%, 09/02/25	3,000,000	2,651,985

Chemicals—0.2%
International Flavors & Fragrances, Inc. 2.300%, 11/01/30 (144A)	12,800,000	9,827,830

Computers—0.4%
CGI, Inc. 1.450%, 09/14/26	13,500,000	11,671,733
Dell International LLC / EMC Corp. 4.900%, 10/01/26	900,000	866,997
NetApp, Inc. 2.375%, 06/22/27	4,600,000	4,049,637

		16,588,367

BHFTI-285

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—1.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.450%, 10/01/25	3,000,000	$2,831,646
Aviation Capital Group LLC 4.125%, 08/01/25 (144A)	10,500,000	9,605,365
Blue Owl Finance LLC 3.125%, 06/10/31 (144A)	13,000,000	9,231,833
Capital One Financial Corp. 4.927%, SOFR + 2.057%, 05/10/28 (a)	11,500,000	10,956,480
Jyske Realkredit A/S 1.500%, 10/01/53 (DKK)	28,754,319	2,681,463
LeasePlan Corp. NV 2.875%, 10/24/24 (144A)	13,100,000	12,290,849
Mitsubishi HC Capital, Inc. 3.960%, 09/19/23 (144A)	5,045,000	4,987,792
Nomura Holdings, Inc. 2.679%, 07/16/30	9,600,000	7,343,109
OneMain Finance Corp. 6.875%, 03/15/25	11,800,000	11,090,230

		71,018,767

Electric—3.0%
Adani Electricity Mumbai, Ltd. 3.949%, 02/12/30 (144A)	3,700,000	2,792,486
AES Corp. (The) 2.450%, 01/15/31	5,000,000	3,825,031
Duke Energy Progress LLC 2.000%, 08/15/31	13,800,000	10,666,366
Edison International 3.125%, 11/15/22	7,400,000	7,387,046
3.550%, 11/15/24	2,900,000	2,784,188
Evergy, Inc. 2.450%, 09/15/24	13,500,000	12,769,536
FirstEnergy Corp. 4.400%, 07/15/27	1,300,000	1,206,244
Pacific Gas and Electric Co.
3.150%, 01/01/26	10,900,000	9,793,637
3.250%, 02/16/24	12,600,000	12,160,049
3.300%, 12/01/27	1,600,000	1,347,912
3.400%, 08/15/24	4,500,000	4,282,783
3.450%, 07/01/25	3,600,000	3,348,481
3.500%, 06/15/25	2,700,000	2,434,071
4.250%, 08/01/23	3,000,000	2,976,416
4.550%, 07/01/30	5,000,000	4,284,691
5.450%, 06/15/27	5,000,000	4,710,040
ReNew Wind Energy AP2 / ReNew Power Pvt. Ltd. 4.500%, 07/14/28 (144A)	13,100,000	9,816,409
Southern California Edison Co. 3.277%, SOFR + 0.470%, 12/02/22 (a)	14,000,000	13,988,635
WEC Energy Group, Inc. 1.375%, 10/15/27	5,000,000	4,118,165
1.800%, 10/15/30	5,000,000	3,815,332

		118,507,518

Electronics—0.2%
Flex, Ltd.
4.875%, 06/15/29	8,160,000	7,374,997
5.000%, 02/15/23	1,700,000	1,701,608

		9,076,605

Engineering & Construction—0.1%
Sydney Airport Finance Co. Pty, Ltd. 3.900%, 03/22/23 (144A)	3,100,000	3,070,168

Gas—0.8%
Atmos Energy Corp. 1.500%, 01/15/31	12,900,000	9,698,931
Boston Gas Co. 3.757%, 03/16/32 (144A)	12,500,000	10,530,645
Southern California Gas Co. 2.950%, 04/15/27	12,500,000	11,411,324

		31,640,900

Healthcare-Services—0.5%
Fresenius Medical Care U.S. Finance III, Inc. 1.875%, 12/01/26 (144A)	12,100,000	10,108,807
HCA, Inc.
3.125%, 03/15/27 (144A)	7,300,000	6,462,610
3.375%, 03/15/29 (144A)	5,200,000	4,406,714

		20,978,131

Housewares—0.1%
Newell Brands, Inc. 4.100%, 04/01/23	4,876,000	4,873,518

Insurance—1.0%
GA Global Funding Trust 1.250%, 12/08/23 (144A)	14,000,000	13,325,601
Hanwha Life Insurance Co., Ltd. 3.379%, 5Y H15 + 1.850%, 02/04/32 (144A) (a)	13,000,000	10,864,189
Reliance Standard Life Global Funding II 3.850%, 09/19/23 (144A)	600,000	591,438
Sitka Holdings LLC 8.174%, 3M LIBOR + 4.500%, 07/06/26 (144A) (a)	14,000,000	13,386,969
Society of Lloyd’s 4.750%, 10/30/24 (GBP)	1,600,000	1,673,771

		39,841,968

Internet—0.2%
Booking Holdings, Inc. 2.750%, 03/15/23	4,600,000	4,568,688
Expedia Group, Inc. 2.950%, 03/15/31	2,561,000	1,986,768

		6,555,456

Lodging—0.5%
Choice Hotels International, Inc. 3.700%, 12/01/29	2,500,000	2,107,424
Hyatt Hotels Corp. 4.850%, 03/15/26	2,700,000	2,624,795

BHFTI-286

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Marriott International, Inc. 3.600%, 04/15/24	2,600,000	$2,538,591
4.150%, 12/01/23	10,000,000	9,887,240
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.250%, 05/30/23 (144A)	3,800,000	3,724,000

		20,882,050

Media—0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.500%, 06/01/41	13,300,000	8,499,209
CSC Holdings LLC 5.375%, 02/01/28 (144A)	3,800,000	3,315,500

		11,814,709

Oil & Gas—0.0%
Rio Oil Finance Trust 9.250%, 07/06/24 (144A)	1,204,880	1,211,003

Packaging & Containers—0.4%
WRKCo, Inc. 4.650%, 03/15/26	14,700,000	14,377,620

Pharmaceuticals—0.7%
AbbVie, Inc.
2.850%, 05/14/23	3,000,000	2,967,176
3.200%, 05/14/26	1,300,000	1,215,208
3.600%, 05/14/25	700,000	671,909
Bayer U.S. Finance LLC 4.303%, 3M LIBOR + 1.010%, 12/15/23 (144A) (a)	6,600,000	6,577,257
CVS Health Corp. 2.125%, 09/15/31	14,000,000	10,787,111
3.750%, 04/01/30	3,900,000	3,468,055
CVS Pass-Through Trust 6.943%, 01/10/30	559,745	576,327

		26,263,043

Pipelines—0.3%
Cheniere Corpus Christi Holdings LLC 5.125%, 06/30/27	9,000,000	8,713,938
Energy Transfer L.P. 5.950%, 12/01/25	1,800,000	1,805,892

		10,519,830

Real Estate—0.2%
Logicor Financing Sarl 1.625%, 07/15/27 (EUR)	4,500,000	3,687,301
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	1,700,000	1,587,591
Tesco Property Finance 6 plc 5.411%, 07/13/44 (GBP)	1,009,720	944,158

		6,219,050

Real Estate Investment Trusts—5.3%
American Homes 4 Rent L.P. 4.250%, 02/15/28	1,900,000	1,749,489
American Tower Corp.
3.375%, 05/15/24	12,000,000	11,683,509
3.500%, 01/31/23	1,807,000	1,801,343
Boston Properties L.P. 2.450%, 10/01/33	13,100,000	9,221,307
Brandywine Operating Partnership L.P. 4.100%, 10/01/24	7,500,000	7,236,283
Brixmor Operating Partnership L.P.
3.900%, 03/15/27	6,000,000	5,457,410
4.125%, 06/15/26	5,500,000	5,145,356
Crown Castle, Inc. 2.900%, 03/15/27	12,500,000	11,095,382
Duke Realty L.P. 2.250%, 01/15/32	13,500,000	10,491,972
EPR Properties 3.750%, 08/15/29	2,500,000	1,931,510
Equinix, Inc. 1.000%, 09/15/25	2,900,000	2,557,866
Federal Realty Investment Trust 3.500%, 06/01/30	4,900,000	4,171,435
GLP Capital L.P. / GLP Financing II, Inc. 5.250%, 06/01/25	5,000,000	4,832,892
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	9,777,648
Hudson Pacific Properties L.P. 4.650%, 04/01/29	2,400,000	2,132,192
Kilroy Realty L.P. 2.650%, 11/15/33	13,300,000	9,327,854
Life Storage L.P. 2.400%, 10/15/31	13,500,000	10,133,121
MPT Operating Partnership L.P. / MPT Finance Corp. 3.692%, 06/05/28 (GBP)	2,000,000	1,647,023
Omega Healthcare Investors, Inc. 4.750%, 01/15/28	8,900,000	8,159,198
Piedmont Operating Partnership L.P. 3.150%, 08/15/30	12,900,000	10,003,457
Public Storage 3.094%, 09/15/27	15,500,000	14,183,306
Realty Income Corp. 3.875%, 04/15/25	10,700,000	10,405,611
SBA Tower Trust 2.328%, 07/15/52 (144A)	13,000,000	10,926,081
Service Properties Trust 4.375%, 02/15/30	7,240,000	4,750,289
Simon Property Group L.P. 2.750%, 06/01/23	12,390,000	12,241,440
Starwood Property Trust, Inc. 4.375%, 01/15/27 (144A)	13,300,000	11,338,051
Sun Communities Operating L.P. 2.700%, 07/15/31	13,200,000	9,976,382
UDR, Inc.
3.500%, 07/01/27	1,900,000	1,739,521
4.400%, 01/26/29	3,400,000	3,135,386

BHFTI-287

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Welltower, Inc. 4.250%, 04/01/26	1,102,000	$1,056,035

		208,308,349

Retail—0.2%
7-Eleven, Inc. 1.800%, 02/10/31 (144A)	13,100,000	9,732,410

Savings & Loans—0.1%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (a)	5,390,000	5,312,321

Semiconductors—0.9%
Broadcom, Inc.
3.137%, 11/15/35 (144A)	8,769,000	6,144,432
3.187%, 11/15/36 (144A)	10,800,000	7,386,618
3.500%, 02/15/41 (144A)	13,300,000	8,974,439
4.300%, 11/15/32	14,900,000	12,510,558

		35,016,047

Shipbuilding—0.3%
Huntington Ingalls Industries, Inc. 2.043%, 08/16/28	13,800,000	11,161,581

Software—0.6%
Oracle Corp. 3.600%, 04/01/40	6,400,000	4,343,731
3.600%, 04/01/50	10,600,000	6,632,446
VMware, Inc. 1.400%, 08/15/26	13,500,000	11,545,457

		22,521,634

Telecommunications—1.0%
Level 3 Financing, Inc. 3.875%, 11/15/29 (144A)	12,330,000	9,714,329
Sprint Communications LLC 6.000%, 11/15/22	1,000,000	999,320
Sprint Corp. 7.125%, 06/15/24	1,000,000	1,014,960
7.875%, 09/15/23	2,800,000	2,828,602
T-Mobile USA, Inc. 2.550%, 02/15/31	8,900,000	7,051,389
Verizon Communications, Inc. 2.355%, 03/15/32	22,219,000	17,038,105

		38,646,705

Trucking & Leasing—0.3%
DAE Funding LLC 1.625%, 02/15/24 (144A)	11,200,000	10,432,680

Total Corporate Bonds & Notes (Cost $1,489,821,947)		1,281,051,669

Asset-Backed Securities—15.8%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.3%
Flagship Credit Auto Trust 4.030%, 12/15/26 (144A)	11,000,000	10,746,682

Asset-Backed - Home Equity—1.3%
Accredited Mortgage Loan Trust 3.664%, 1M LIBOR + 0.290%, 07/25/34 (a)	4,473,131	4,213,845
ACE Securities Corp. Home Equity Loan Trust 3.384%, 1M LIBOR + 0.300%, 04/25/36 (a)	2,476,890	2,387,064
3.384%, 1M LIBOR + 0.300%, 07/25/36 (a)	7,929,499	3,000,775
Asset-Backed Funding Certificates Trust 3.784%, 1M LIBOR + 0.700%, 06/25/34 (a)	1,163,091	1,082,200
3.909%, 1M LIBOR + 0.825%, 07/25/35 (a)	6,465,491	6,198,236
Asset-Backed Securities Corp. Home Equity Loan Trust 3.164%, 1M LIBOR + 0.080%, 05/25/37 (a)	19,069	13,571
Bear Stearns Asset-Backed Securities I Trust 3.334%, 1M LIBOR + 0.250%, 04/25/37 (a)	6,236,673	8,252,265
3.774%, 1M LIBOR + 0.690%, 02/25/36 (a)	932,447	927,706
3.884%, 1M LIBOR + 0.800%, 10/27/32 (a)	8,576	8,326
4.084%, 1M LIBOR + 1.000%, 10/25/37 (a)	140,683	140,380
4.089%, 1M LIBOR + 1.005%, 06/25/35 (a)	4,078,791	4,012,508
Citigroup Mortgage Loan Trust 3.244%, 1M LIBOR + 0.160%, 12/25/36 (144A) (a)	5,837,004	3,252,520
GSAA Home Equity Trust 3.744%, 1M LIBOR + 0.660%, 03/25/35 (a)	79,506	79,166
HSI Asset Securitization Corp. Trust 3.424%, 1M LIBOR + 0.340%, 12/25/36 (a)	8,686,614	2,344,019
IXIS Real Estate Capital Trust 4.029%, 1M LIBOR + 0.945%, 02/25/35 (a)	2,053,453	1,990,506
MASTR Asset-Backed Securities Trust
3.134%, 1M LIBOR + 0.050%, 08/25/36 (a)	4,826,779	1,827,937
3.244%, 1M LIBOR + 0.160%, 08/25/36 (a)	3,125,152	1,193,209
3.254%, 1M LIBOR + 0.170%, 10/25/36 (a)	1,025,550	1,020,999
Merrill Lynch Mortgage Investors Trust 3.584%, 1M LIBOR + 0.500%, 07/25/37 (a)	8,821,575	2,290,496
Morgan Stanley ABS Capital I, Inc. Trust 3.144%, 1M LIBOR + 0.060%, 05/25/37 (a)	102,360	90,796
NovaStar Mortgage Funding Trust 3.284%, 1M LIBOR + 0.200%, 09/25/37 (a)	3,364,837	3,226,197
Option One Mortgage Corp. Asset-Backed Certificates 3.724%, 1M LIBOR + 0.640%, 08/25/33 (a)	7,883	7,640
Option One Mortgage Loan Trust 3.224%, 1M LIBOR + 0.140%, 01/25/37 (a)	4,366,569	3,012,391
Renaissance Home Equity Loan Trust 3.964%, 1M LIBOR + 0.880%, 08/25/33 (a)	67,088	62,035
Residential Asset Securities Corp. Trust
3.504%, 1M LIBOR + 0.280%, 06/25/36 (a)	757,692	753,125
3.664%, 1M LIBOR + 0.290%, 06/25/33 (a)	543,786	502,489

		51,890,401

Asset-Backed - Other—14.2%
ACAS CLO, Ltd. 3.630%, 3M LIBOR + 0.890%, 10/18/28 (144A) (a)	25,488,301	24,722,964
Adagio CLO, Ltd. 0.720%, 3M EURIBOR + 0.720%, 10/15/31 (144A) (EUR) (a)	11,000,000	10,405,819

BHFTI-288

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.864%, 1M LIBOR + 0.780%, 05/25/34 (a)	873,373	$864,955
AMMC CLO, Ltd. 3.463%, 3M LIBOR + 0.980%, 04/14/29 (144A) (a)	7,583,028	7,493,116
Anchorage Capital CLO, Ltd. 3.899%, 3M LIBOR + 1.140%, 07/22/32 (144A) (a)	12,000,000	11,601,552
Ares European CLO X DAC 0.780%, 3M EURIBOR + 0.780%, 10/15/31 (144A) (EUR) (a)	11,000,000	10,381,024
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.844%, 1M LIBOR + 0.760%, 02/25/36 (a)	3,881,525	3,095,066
Brookside Mill CLO, Ltd. 3.560%, 3M LIBOR + 0.820%, 01/17/28 (144A) (a)	58,951	58,819
BSPDF Issuer, Ltd. 4.018%, 1M LIBOR + 1.200%, 10/15/36 (144A) (a)	12,000,000	11,441,382
Carlyle Global Market Strategies CLO, Ltd. 3.839%, 3M LIBOR + 1.080%, 04/22/32 (144A) (a)	13,500,000	13,130,114
Catamaran CLO, Ltd. 3.859%, 3M LIBOR + 1.100%, 04/22/30 (144A) (a)	15,918,343	15,649,514
CWABS Asset-Backed Certificates Trust
3.224%, 1M LIBOR + 0.140%, 07/25/37 (a)	6,414,752	5,843,063
3.224%, 1M LIBOR + 0.140%, 04/25/47 (a)	2,052,307	1,937,198
3.234%, 1M LIBOR + 0.150%, 09/25/46 (a)	953,725	946,422
3.234%, 1M LIBOR + 0.150%, 06/25/47 (a)	16,931	16,842
3.304%, 1M LIBOR + 0.220%, 09/25/37 (a)	2,508,618	2,555,908
3.364%, 1M LIBOR + 0.280%, 02/25/37 (a)	2,411,870	2,239,913
3.384%, 1M LIBOR + 0.300%, 03/25/47 (a)	555,704	538,405
4.134%, 1M LIBOR + 1.050%, 11/25/35 (a)	981,519	977,460
4.345%, 10/25/46 (a)	796,834	795,437
4.508%, 10/25/32 (a)	2,565,579	2,469,194
Dell Equipment Finance Trust
1.217%, 03/22/23 (144A)	1,248,285	1,245,896
2.110%, 08/23/27 (144A)	6,200,000	6,097,781
Dryden 80 CLO, Ltd. 3.731%, 3M TSFR + 1.250%, 01/17/33 (144A) (a)	1,400,000	1,350,877
First Franklin Mortgage Loan Trust 3.364%, 1M LIBOR + 0.280%, 12/25/36 (a)	4,746,316	2,203,826
3.394%, 1M LIBOR + 0.310%, 10/25/36 (a)	16,312,000	12,589,577
3.804%, 1M LIBOR + 0.720%, 10/25/35 (a)	419,514	418,253
4.014%, 1M LIBOR + 0.930%, 10/25/34 (a)	6,235,685	6,105,302
4.509%, 1M LIBOR + 1.425%, 10/25/34 (a)	1,944,228	1,895,004
Gallatin CLO, Ltd. 3.782%, 3M LIBOR + 1.050%, 01/21/28 (144A) (a)	7,232,435	7,153,211
GoodLeap Sustainable Home Solutions Trust 4.000%, 04/20/49 (144A)	11,107,628	10,136,876
GSAMP Trust 3.254%, 1M LIBOR + 0.170%, 12/25/36 (a)	2,391,908	1,230,023
3.669%, 1M LIBOR + 0.585%, 01/25/36 (a)	2,746,440	2,731,388
4.404%, 1M LIBOR + 1.320%, 12/25/34 (a)	4,398,124	3,564,232
Harvest CLO XX 0.727%, 3M EURIBOR + 0.680%, 10/20/31 (144A) (EUR) (a)	10,900,000	10,244,583
Home Equity Loan Trust 3.314%, 1M LIBOR + 0.230%, 04/25/37 (a)	6,688,957	6,445,559

Asset-Backed - Other—(Continued)
Home Equity Mortgage Loan Asset-Backed Trust 3.304%, 1M LIBOR + 0.220%, 04/25/37 (a)	2,310,224	1,819,497
JFIN CLO, Ltd. 4.517%, 3M LIBOR + 0.990%, 09/20/29 (144A) (a)	11,433,191	11,141,176
KREF, Ltd. 4.474%, 1M TSFR + 1.450%, 02/17/39 (144A) (a)	12,500,000	12,012,500
LCM XIII L.P. 3.608%, 3M LIBOR + 0.870%, 07/19/27 (144A) (a)	10,947,806	10,751,106
LCM XXV, Ltd. 3.577%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	13,000,000	12,648,363
Lehman XS Trust 3.884%, 1M LIBOR + 0.800%, 10/25/35 (a)	79,201	79,023
LoanCore Issuer, Ltd. 3.948%, 1M LIBOR + 1.130%, 05/15/28 (144A) (a)	174,836	174,508
Long Beach Mortgage Loan Trust 3.404%, 1M LIBOR + 0.320%, 05/25/36 (a)	28,156,925	9,078,775
3.604%, 1M LIBOR + 0.780%, 08/25/35 (a)	9,397,914	9,122,036
3.604%, 1M LIBOR + 0.520%, 08/25/45 (a)	525,616	503,793
Madison Park Funding, Ltd. 3.700%, 3M LIBOR + 0.990%, 04/20/32 (144A) (a)	7,300,000	7,103,667
Marathon CLO, Ltd. 3.662%, 3M LIBOR + 1.150%, 04/15/29 (144A) (a)	8,258,428	8,128,052
3.854%, 3M LIBOR + 0.870%, 11/21/27 (144A) (a)	688,439	686,069
Merrill Lynch First Franklin Mortgage Loan Trust 4.334%, 1M LIBOR + 1.250%, 10/25/37 (a)	10,048,593	8,856,122
MF1 LLC 5.659%, 1M TSFR + 2.635%, 09/17/37 (144A) (a)	10,700,000	10,610,933
MF1, Ltd. 4.660%, 1M TSFR + 1.814%, 11/15/35 (144A) (a)	9,413,632	9,368,446
MidOcean Credit CLO II 3.836%, 3M LIBOR + 1.030%, 01/29/30 (144A) (a)	11,683,371	11,424,760
Morgan Stanley ABS Capital I, Inc. Trust 3.334%, 1M LIBOR + 0.250%, 07/25/36 (a)	2,936,458	2,471,300
3.384%, 1M LIBOR + 0.300%, 06/25/36 (a)	168,057	145,979
3.704%, 1M LIBOR + 0.620%, 12/25/35 (a)	1,212,531	1,182,980
Neuberger Berman CLO XIV, Ltd. 3.823%, 3M LIBOR + 1.030%, 01/28/30 (144A) (a)	12,968,125	12,752,659
OSD CLO, Ltd. 3.610%, 3M LIBOR + 0.870%, 04/17/31 (144A) (a)	13,449,460	13,005,548
OZLM XVI, Ltd. 3.952%, 3M LIBOR + 1.030%, 05/16/30 (144A) (a)	13,000,000	12,655,461
Palmer Square European Loan Funding DAC 0.780%, 3M EURIBOR + 0.780%, 04/15/31 (144A) (EUR) (a)	10,115,034	9,629,444
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.819%, 1M LIBOR + 0.735%, 09/25/35 (a)	5,000,000	4,886,660
4.134%, 1M LIBOR + 1.050%, 10/25/34 (a)	3,940,285	3,861,911
4.884%, 1M LIBOR + 1.800%, 12/25/34 (a)	4,636,570	4,554,220
Regatta XI Funding, Ltd. 3.810%, 3M LIBOR + 1.070%, 07/17/31 (144A) (a)	11,200,000	10,936,766
Saxon Asset Securities Trust 3.484%, 1M LIBOR + 0.400%, 09/25/47 (a)	1,932,173	1,805,664
Sculptor CLO XXV, Ltd. 3.782%, 3M LIBOR + 1.270%, 01/15/31 (144A) (a)	15,050,000	14,676,504
Securitized Asset Backed Receivables LLC Trust 3.584%, 1M LIBOR + 0.500%, 03/25/36 (a)	14,271,258	9,079,117
3.584%, 1M LIBOR + 0.500%, 05/25/36 (a)	6,874,440	3,842,116

BHFTI-289

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Soundview Home Loan Trust 3.194%, 1M LIBOR + 0.110%, 02/25/37 (a)	2,122,204	$585,460
Specialty Underwriting & Residential Finance Trust 3.354%, 1M LIBOR + 0.270%, 04/25/37 (a)	2,763,111	2,030,531
Starwood Commercial Mortgage Trust 3.635%, SOFR30A + 1.350%, 11/15/38 (144A) (a)	13,000,000	12,669,407
4.116%, 1M TSFR + 1.194%, 07/15/38 (144A) (a)	9,133,986	9,061,599
Structured Asset Investment Loan Trust 3.234%, 1M LIBOR + 0.150%, 09/25/36 (a)	1,105,138	1,069,777
3.714%, 1M LIBOR + 0.630%, 11/25/35 (a)	5,019,607	4,858,227
Structured Asset Securities Corp. Mortgage Loan Trust 3.984%, 1M LIBOR + 0.900%, 08/25/37 (a)	93,492	92,749
Sunrun Demeter Issuer Trust 2.270%, 01/30/57 (144A)	13,022,187	10,030,249
Symphony CLO XVII, Ltd. 3.392%, 3M LIBOR + 0.880%, 04/15/28 (144A) (a)	1,371,510	1,354,812
TCI-Symphony CLO, Ltd. 3.475%, 3M LIBOR + 1.020%, 10/13/32 (144A) (a)	13,000,000	12,563,200
TCW CLO, Ltd. 3.753%, 3M LIBOR + 0.970%, 04/25/31 (144A) (a)	13,000,000	12,707,149
THL Credit Wind River CLO, Ltd. 3.592%, 3M LIBOR + 1.080%, 04/15/31 (144A) (a)	4,000,000	3,882,152
TICP CLO III-2, Ltd. 3.550%, 3M LIBOR + 0.840%, 04/20/28 (144A) (a)	4,170,098	4,125,290
Toro European CLO 7 DAC 1.131%, 3M EURIBOR + 0.810%, 02/15/34 (144A) (EUR) (a)	15,000,000	13,933,710
U.S. Small Business Administration 6.220%, 12/01/28	611,352	624,348
Venture CLO, Ltd. 3.392%, 3M LIBOR + 0.880%, 04/15/27 (144A) (a)	10,829,263	10,649,280
3.700%, 3M LIBOR + 0.990%, 07/20/30 (144A) (a)	11,600,000	11,406,558
3.760%, 3M LIBOR + 1.050%, 07/20/30 (144A) (a)	13,400,000	13,184,970
Wells Fargo Home Equity Asset-Backed Securities Trust 3.804%, 1M LIBOR + 0.720%, 12/25/35 (a)	2,947,786	2,934,027

		557,335,205

Asset-Backed - Student Loan—0.0%
SoFi Professional Loan Program LLC 3.020%, 02/25/40 (144A)	1,642,836	1,574,575

Total Asset-Backed Securities (Cost $642,630,572)		621,546,863

Mortgage-Backed Securities—15.0%

Collateralized Mortgage Obligations—8.1%
Adjustable Rate Mortgage Trust 3.586%, 11/25/35 (a)	133,500	105,980
Alternative Loan Trust 1.916%, -1x 1M LIBOR + 5.000%, 05/25/35 (a) (b)	421,921	16,995
2.584%, 12M MTA + 1.480%, 01/25/36 (a)	414,826	387,618
3.604%, 1M LIBOR + 0.520%, 06/25/46 (a)	4,938,605	4,219,241
5.500%, 02/25/36	1,539,977	1,121,190
6.000%, 03/25/35	7,982,439	6,389,155
6.000%, 1M LIBOR + 6.000%, 08/25/36 (a)	1,808,517	1,667,147

Collateralized Mortgage Obligations—(Continued)
Alternative Loan Trust
6.000%, 02/25/37	7,833,843	3,698,259
6.000%, 04/25/37	2,596,946	1,327,061
6.000%, 07/25/37	3,828,146	2,085,235
American Home Mortgage Investment Trust 3.444%, 1M LIBOR + 0.360%, 12/25/46 (a)	10,440,338	8,774,905
Banc of America Alternative Loan Trust 16.064%, -4x 1M LIBOR + 28.400%, 11/25/46 (a)	382,621	334,958
Banc of America Funding Trust 3.114%, 02/20/36 (a)	491,090	465,807
3.261%, 05/25/35 (a)	254,290	245,873
3.535%, 01/20/47 (a)	59,246	55,146
Banc of America Mortgage Trust 6.000%, 05/25/37	4,802,412	3,699,932
Bayview MSR Opportunity Master Fund Trust 3.000%, 11/25/51 (144A) (a)	12,704,717	10,479,270
BCAP LLC Trust 3.504%, 1M LIBOR + 0.420%, 05/25/47 (a)	4,377,503	4,002,578
5.250%, 02/26/36 (144A) (a)	1,904,666	878,456
Bear Stearns Adjustable Rate Mortgage Trust 2.845%, 02/25/33 (a)	1,972	1,650
3.477%, 10/25/35 (a)	562,927	542,967
Bear Stearns ALT-A Trust 2.999%, 05/25/35 (a)	404,082	381,238
3.292%, 05/25/36 (a)	1,195,365	709,151
3.479%, 11/25/36 (a)	1,570,391	978,434
3.531%, 09/25/35 (a)	406,803	261,233
3.542%, 11/25/36 (a)	1,391,667	784,268
Bear Stearns Structured Products, Inc. Trust 3.225%, 12/26/46 (a)	368,667	291,065
3.432%, 01/26/36 (a)	422,620	323,790
Chase Mortgage Finance Trust 2.885%, 12/25/35 (a)	331,703	304,173
3.377%, 03/25/37 (a)	548,603	517,009
3.710%, 09/25/36 (a)	982,155	835,420
Chevy Chase Funding LLC Mortgage-Backed Certificate 3.334%, 1M LIBOR + 0.250%, 08/25/35 (144A) (a)	10,534	9,662
CHL Mortgage Pass-Through Trust 3.349%, 09/20/36 (a)	1,379,511	1,221,421
3.484%, 1M LIBOR + 0.400%, 04/25/46 (a)	1,272,026	1,121,816
3.724%, 1M LIBOR + 0.640%, 03/25/35 (a)	230,634	207,640
5.750%, 06/25/37	959,653	526,278
Citicorp Mortgage Securities Trust 6.000%, 05/25/37	737,174	633,378
Citigroup Mortgage Loan Trust 2.190%, 1Y H15 + 2.100%, 09/25/35 (a)	343,151	339,714
2.810%, 10/25/46 (a)	569,620	517,191
3.790%, 1Y H15 + 2.150%, 09/25/35 (a)	63,480	61,653
5.410%, 1Y H15 + 2.400%, 10/25/35 (a)	534,771	507,162
CitiMortgage Alternative Loan Trust 3.734%, 1M LIBOR + 0.650%, 10/25/36 (a)	4,079,143	3,439,150
Countrywide Home Reperforming Loan REMIC Trust 3.424%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	669,479	634,398
Credit Suisse First Boston Mortgage Securities Corp. 2.424%, 03/25/32 (144A) (a)	24,083	22,113
6.000%, 11/25/35	762,499	576,268

BHFTI-290

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Credit Suisse Mortgage Trust 2.594%, 10/27/36 (144A) (a)	9,845,480	$8,875,225
Downey Savings & Loan Association Mortgage Loan Trust 3.103%, 07/19/44 (a)	192,547	175,697
First Horizon Mortgage Pass-Through Trust 3.875%, 08/25/35 (a)	58,066	41,026
GCAT LLC 2.981%, 09/25/25 (144A) (i)	4,558,765	4,400,167
Gemgarto plc 2.713%, 3M SONIA + 0.590%, 12/16/67 (144A) (GBP) (a)	7,512,819	8,233,855
GreenPoint Mortgage Funding Trust 3.524%, 1M LIBOR + 0.440%, 06/25/45 (a)	23,530	21,694
GS Mortgage-Backed Securities Trust 2.500%, 01/25/52 (144A) (a)	12,221,508	9,705,124
2.500%, 06/25/52 (144A) (a)	12,201,074	9,688,897
3.000%, 08/26/52 (144A) (a)	14,578,767	11,986,480
GSR Mortgage Loan Trust 2.739%, 04/25/36 (a)	947,825	677,412
2.889%, 01/25/36 (a)	1,444,024	1,418,961
3.231%, 09/25/35 (a)	8,388	8,069
6.000%, 03/25/32	47	44
HarborView Mortgage Loan Trust 3.433%, 1M LIBOR + 0.440%, 05/19/35 (a)	318,823	287,921
IndyMac ARM Trust 2.170%, 01/25/32 (a)	246	218
3.293%, 01/25/32 (a)	5,875	5,462
IndyMac INDX Mortgage Loan Trust 3.324%, 1M LIBOR + 0.240%, 07/25/36 (a)	2,184,122	2,001,918
3.504%, 1M LIBOR + 0.420%, 05/25/46 (a)	3,443,153	3,057,722
JPMorgan Alternative Loan Trust 3.444%, 1M LIBOR + 0.360%, 05/25/36 (a)	977,304	840,532
JPMorgan Mortgage Trust 3.000%, 03/25/52 (144A) (a)	12,159,081	10,030,768
3.082%, 07/25/35 (a)	182,285	182,639
3.619%, 12/26/37 (144A) (a)	5,019,962	4,365,493
5.750%, 01/25/36	183,809	93,849
Legacy Mortgage Asset Trust 2.882%, 10/25/59 (144A) (i)	10,848,584	10,777,967
Lehman Mortgage Trust 3.684%, 1M LIBOR + 0.600%, 08/25/36 (a)	3,222,585	2,412,210
Lehman XS Trust 3.484%, 1M LIBOR + 0.400%, 03/25/47 (a)	10,367,725	9,149,487
MASTR Alternative Loan Trust 3.484%, 1M LIBOR + 0.400%, 03/25/36 (a)	611,887	53,355
6.500%, 02/25/35	3,047,585	2,951,493
MASTR Asset Securitization Trust 6.000%, 06/25/36	170,404	117,074
Metlife Securitization Trust 3.750%, 03/25/57 (144A) (a)	3,856,847	3,636,320
Mill City Mortgage Loan Trust 3.250%, 08/25/59 (144A) (a)	8,400,000	7,240,976
Morgan Stanley Re-REMIC Trust 2.212%, 03/26/37 (144A) (i)	1,405,013	1,349,243
MortgageIT Mortgage Loan Trust 3.544%, 1M LIBOR + 0.460%, 04/25/36 (a)	1,568,060	1,452,856

Collateralized Mortgage Obligations—(Continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476%, 05/25/35 (i)	609,442	319,991
OBX Trust 3.734%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	6,178,491	5,984,899
RBSSP Resecuritization Trust 2.924%, 1M LIBOR + 0.240%, 06/27/36 (144A) (a)	3,478,184	3,333,722
Residential Asset Securitization Trust 6.000%, 06/25/36	2,829,452	1,247,047
Ripon Mortgages plc 2.728%, 3M SONIA + 0.700%, 08/28/56 (144A) (GBP) (a)	17,739,503	19,512,491
3.178%, 3M SONIA + 1.150%, 08/28/56 (144A) (GBP) (a)	5,777,000	6,155,956
3.528%, 3M SONIA + 1.500%, 08/28/56 (144A) (GBP) (a)	13,223,000	13,872,504
Sequoia Mortgage Trust 3.633%, 1M LIBOR + 0.640%, 04/19/27 (a)	152,383	145,343
3.693%, 1M LIBOR + 0.700%, 07/20/33 (a)	85,953	80,117
Structured Adjustable Rate Mortgage Loan Trust 3.265%, 01/25/35 (a)	204,146	202,658
3.391%, 04/25/35 (a)	1,725,022	1,606,174
3.414%, 10/25/36 (a)	5,663,171	3,077,818
3.588%, 08/25/35 (a)	46,510	41,219
Structured Asset Mortgage Investments II Trust 3.493%, 1M LIBOR + 0.500%, 07/19/35 (a)	242,180	222,185
Towd Point Mortgage Funding 2.588%, 3M SONIA + 0.900%, 07/20/45 (144A) (GBP) (a)	9,825,462	10,966,143
2.650%, 3M SONIA + 0.900%, 05/20/45 (GBP)(a)	23,959,769	26,672,530
2.725%, 3M SONIA + 1.144%, 10/20/51 (144A) (GBP) (a)	14,575,958	16,208,221
UWM Mortgage Trust 2.500%, 11/25/51 (144A) (a)	17,231,179	13,617,835
2.500%, 12/25/51 (144A) (a)	12,512,718	9,936,374
WaMu Mortgage Pass-Through Certificates Trust
2.504%, 12M MTA + 1.400%, 06/25/42 (a)	25,682	23,488
3.198%, 06/25/37 (a)	3,358,654	2,992,450
3.584%, 1M LIBOR + 0.500%, 02/25/45 (a)	4,173,162	3,854,966
Wells Fargo Mortgage-Backed Securities Trust 4.074%, 09/25/33 (a)	68,930	67,099

		321,084,432

Commercial Mortgage-Backed Securities—6.9%
1211 Avenue of the Americas Trust 3.901%, 08/10/35 (144A)	12,100,000	11,402,604
225 Liberty Street Trust 3.597%, 02/10/36 (144A)	11,600,000	10,608,034
Arbor Multifamily Mortgage Securities Trust 2.756%, 05/15/53 (144A)	7,500,000	6,274,592
AREIT Trust 3.534%, SOFR30A + 1.250%, 01/16/37 (144A) (a)	12,518,234	11,872,507
4.073%, 1M LIBOR + 1.080%, 11/17/38 (144A) (a)	11,707,613	11,511,548
5.260%, 1M TSFR + 2.242%, 06/17/39 (144A) (a)	11,500,000	11,272,231
Benchmark Mortgage Trust 2.955%, 01/15/55 (a)	12,646,000	10,972,574
3.458%, 03/15/55	13,000,000	11,363,399
4.016%, 03/15/52	13,000,000	12,064,799
4.594%, 05/15/55 (a)	11,000,000	10,399,110
Commercial Mortgage Trust 3.545%, 02/10/36 (144A)	11,600,000	10,625,775

BHFTI-291

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
CSAIL Commercial Mortgage Trust 3.314%, 11/15/49	2,017,002	$1,948,419
DBGS Mortgage Trust 3.843%, 04/10/37 (144A)	12,550,000	10,879,885
DC Office Trust 2.965%, 09/15/45 (144A)	1,000,000	812,441
DOLP Trust 2.956%, 05/10/41 (144A)	13,200,000	10,591,252
Extended Stay America Trust 3.898%, 1M LIBOR + 1.080%, 07/15/38 (144A) (a)	13,914,364	13,477,155
GCT Commercial Mortgage Trust 3.618%, 1M LIBOR + 0.800%, 02/15/38 (144A) (a)	4,000,000	3,858,091
GS Mortgage Securities Corp. Trust 2.856%, 05/10/34 (144A)	8,900,000	8,410,407
GS Mortgage Securities Trust 3.278%, 11/10/49 (a)	2,072,470	1,993,379
3.722%, 10/10/49 (144A) (a)	13,346,000	11,552,119
JPMorgan Chase Commercial Mortgage Securities Trust 4.268%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	6,599,745	6,535,391
LoanCore Issuer, Ltd. 3.200%, SOFR30A + 0.914%, 07/15/35 (144A) (a)	4,359,447	4,282,595
LUXE Trust 3.868%, 1M LIBOR + 1.050%, 10/15/38 (144A) (a)	13,500,000	13,047,021
Manhattan West Mortgage Trust 2.130%, 09/10/39 (144A)	12,300,000	10,410,569
MF1 Multifamily Housing Mortgage Loan Trust 3.810%, 1M TSFR + 0.964%, 07/15/36 (144A) (a)	6,342,166	6,224,506
Morgan Stanley Bank of America Merrill Lynch Trust 2.952%, 11/15/49	8,087,534	7,747,805
Morgan Stanley Capital I Trust 2.509%, 04/05/42 (144A) (a)	7,500,000	5,828,767
Natixis Commercial Mortgage Securities Trust 4.669%, 1M TSFR + 1.824%, 03/15/35 (144A) (a)	12,000,000	11,793,508
NYO Commercial Mortgage Trust 3.913%, 1M LIBOR + 1.095%, 11/15/38 (144A) (a)	14,000,000	13,122,382
Ready Capital Mortgage Financing LLC 4.284%, 1M LIBOR + 1.200%, 11/25/36 (144A) (a)	9,777,619	9,376,815

		270,259,680

Total Mortgage-Backed Securities (Cost $674,765,432)		591,344,112

Foreign Government—3.5%

Provincial—0.1%
Province of Quebec Canada 3.500%, 12/01/22 (CAD)	3,300,000	2,389,111

Regional Government—0.3%
Japan Finance Organization for Municipalities 3.375%, 09/27/23 (144A)	14,000,000	13,864,336

Sovereign—3.1%
Chile Government International Bond 4.340%, 03/07/42	12,500,000	9,906,059

Sovereign—(Continued)
Israel Government International Bond 2.750%, 07/03/30	14,500,000	12,832,500
Ivory Coast Government International Bond 5.875%, 10/17/31 (144A) (EUR)	4,900,000	3,462,083
Japan Bank for International Cooperation 2.875%, 07/21/27	11,200,000	10,363,818
Peruvian Government International Bonds 5.940%, 02/12/29 (PEN)	23,200,000	5,094,606
6.350%, 08/12/28 (PEN)	65,600,000	14,970,821
6.950%, 08/12/31 (PEN)	7,000,000	1,562,759
8.200%, 08/12/26 (PEN)	24,300,000	6,311,505
Qatar Government International Bond 5.103%, 04/23/48	1,500,000	1,451,220
Republic of South Africa Government Bond 10.500%, 12/21/26 (ZAR)	971,000,000	55,266,530

		121,221,901

Total Foreign Government (Cost $173,093,582)		137,475,348

Preferred Stock—1.1%

Wireless Telecommunication Services—1.1%
AT&T Mobility II LLC, 7.000% † (j) (k) (Cost $44,469,020)	1,644,083	41,813,369

Municipals—0.7%
City of Chicago General Obligation Unlimited 7.750%, 01/01/42	1,939,000	2,024,405
New York State Urban Development Corp. 1.346%, 03/15/26	8,100,000	7,266,371
Sales Tax Securitization Corp. 3.007%, 01/01/33	10,100,000	8,097,537
3.057%, 01/01/34	2,000,000	1,576,699
State of Illinois General Obligation Unlimited, Build America Bond 6.725%, 04/01/35	5,720,000	5,885,280
Tobacco Settlement Finance Authority 1.820%, 06/01/26	2,250,000	1,986,836

Total Municipals (Cost $30,467,445)		26,837,128

Floating Rate Loans (l)—0.3%

Investment Companies—0.2%
Castlelake L.P.
First Lien Term Loan, 5.733%, 1M LIBOR + 2.950%, 05/13/31	7,747,103	6,915,701

Media—0.1%
CSC Holdings, LLC
Term Loan B5, 5.318%, 1M LIBOR + 2.500%, 04/15/27	5,199,188	4,878,569

Total Floating Rate Loans (Cost $12,920,131)		11,794,270

BHFTI-292

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Short-Term Investments—11.6%

Security Description	Principal Amount*	Value

Repurchase Agreements—10.7%
Barclays Bank plc
Repurchase Agreement dated 09/30/22 at 2.930%, due on 10/03/22 with a maturity value of $127,231,058; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 4.000%, maturity dates ranging from 04/20/50 - 07/01/52, and an aggregate market value of $132,559,061.	127,200,000	$127,200,000
Repurchase Agreement dated 09/30/22 at 2.980%, due on 10/03/22 with a maturity value of $76,719,047; collateralized by U.S. Treasury Bond at 3.375%%, maturing 11/15/48, with a market value of $76,435,973.	76,700,000	76,700,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.920%, due on 10/03/22 with a maturity value of $5,001,217; collateralized by U.S. Treasury Bond at 3.875%, maturing 09/30/29, with a market value of $5,098,000.	5,000,000	5,000,000
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $16,816,613; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $17,151,383.	16,815,072	16,815,072
JPMorgan Securities LLC Repurchase Agreement dated 09/30/22 at 2.990%, due on 10/04/22 with a maturity value of $197,265,514; collateralized by U.S. Treasury Bond at 2.000%, maturing 08/15/51, with a market value of $198,537,138.	197,200,000	197,200,000

		422,915,072

Federal Agencies—0.8%
Federal Home Loan Banks
3.000%, SOFR + 0.020%, 01/06/23 (a)	19,900,000	19,899,954
3.000%, SOFR + 0.020%, 01/10/23 (a)	9,900,000	9,900,765

		29,800,719

U.S. Treasury—0.1%
U.S. Treasury Bill 2.887%, 12/01/22 (d) (m)	3,600,000	3,582,846

Total Short-Term Investments (Cost $456,297,504)		456,298,637

Total Investments—132.4% (Cost $5,796,543,406)		5,212,298,920
Other assets and liabilities (net)—(32.4)%		(1,274,498,204)

Net Assets—100.0%		$3,937,800,716

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $42,980,468, which is 1.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was pledged as collateral against TBA securities. As of September 30, 2022, the value of securities pledged amounted to $64,819,850.
(e)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of September 30, 2022, the market value of securities pledged was $37,603,962.
(f)	All or a portion of the security was pledged as collateral against open OTC option contracts, OTC swaps contracts and forward foreign currency exchange contracts. As of September 30, 2022, the market value of securities pledged was $6,746,428.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of September 30, 2022, the market value of securities pledged was $5,998,577.
(h)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(i)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(j)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 1.1% of net assets.
(k)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(l)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(m)	The rate shown represents current yield to maturity.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $1,338,148,433, which is 34.0% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
AT&T Mobility II LLC , 7.000%	09/24/20	1,644,083	$44,469,020	$41,813,369
British Airways Pass-Through Trust, 4.125%, 09/20/31	10/01/19	1,410,689	1,495,330	1,167,099

				$42,980,468

BHFTI-293

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities 30 Yr. Pool	2.000%	TBA	$(34,300,000)	$(28,515,407)	$(27,762,344)
Uniform Mortgage-Backed Securities 30 Yr. Pool	2.500%	TBA	(85,800,000)	(74,059,477)	(71,782,090)

Totals				$(102,574,884)	$(99,544,434)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	271,074	BNP	10/04/22	USD	50,138	$114
BRL	12,208,417	BNP	10/04/22	USD	2,372,000	(108,814)
BRL	118,791,601	CBNA	10/04/22	USD	22,582,452	(560,966)
BRL	12,479,491	JPMC	10/04/22	USD	2,342,687	(29,249)
BRL	118,520,527	JPMC	10/04/22	USD	21,921,453	49,781
BRL	131,000,018	JPMC	01/04/23	USD	24,721,183	(937,808)
CLP	6,441,253,715	DBAG	11/14/22	USD	6,850,211	(240,826)
CLP	6,657,044,976	CBNA	12/06/22	USD	7,330,740	(530,042)
CNH	531,000	CBNA	10/17/22	USD	76,062	(1,681)
CNH	622,662	JPMC	10/17/22	USD	89,700	(2,479)
CNY	394,812	BNP	12/14/22	USD	56,535	(701)
CNY	487,609	BNP	12/14/22	USD	70,581	(1,624)
CNY	65,349	CBNA	12/14/22	USD	9,359	(117)
CNY	190,571	CBNA	12/14/22	USD	27,573	(623)
DKK	76,269,169	BNP	10/03/22	USD	9,801,878	251,397
EUR	1,071,000	BNP	11/16/22	USD	1,076,401	(23,648)
EUR	1,153,000	BNP	11/16/22	USD	1,176,470	(43,114)
EUR	1,330,000	BNP	11/16/22	USD	1,353,379	(46,038)
EUR	1,364,000	BBP	11/16/22	USD	1,390,738	(49,977)
EUR	1,974,000	CBNA	11/16/22	USD	1,983,000	(42,632)
EUR	4,566,000	SG	11/16/22	USD	4,470,484	17,723
GBP	1,731,000	BNP	11/16/22	USD	1,995,412	(61,285)
GBP	1,364,000	BBP	11/16/22	USD	1,649,028	(124,968)
GBP	1,471,000	CBNA	11/16/22	USD	1,712,550	(68,933)
GBP	2,167,000	DBAG	11/16/22	USD	2,636,928	(215,638)
GBP	32,630,000	DBAG	11/16/22	USD	38,166,192	(1,707,179)
GBP	974,000	JPMC	11/16/22	USD	1,127,588	(39,293)
GBP	1,127,000	JPMC	11/16/22	USD	1,283,260	(24,011)
GBP	1,291,000	JPMC	11/16/22	USD	1,501,718	(59,224)
GBP	1,493,000	JPMC	11/16/22	USD	1,765,407	(97,209)
GBP	1,665,000	JPMC	11/16/22	USD	2,010,825	(150,443)
GBP	1,872,000	UBSA	11/16/22	USD	1,980,437	111,235
JPY	291,700,000	CBNA	11/16/22	USD	2,031,739	(7,770)
JPY	182,900,000	DBAG	11/16/22	USD	1,278,886	(9,828)
JPY	262,600,000	DBAG	11/16/22	USD	1,911,965	(89,906)
JPY	1,305,200,000	DBAG	11/16/22	USD	9,229,152	(172,980)
JPY	143,200,000	JPMC	11/16/22	USD	1,056,642	(63,044)
JPY	217,800,000	JPMC	11/16/22	USD	1,525,940	(14,728)
JPY	1,110,500,000	JPMC	11/16/22	USD	7,809,847	(104,607)
MXN	306,679,000	BNP	10/07/22	USD	15,152,199	67,214
MXN	474,817,000	CBNA	12/09/22	USD	23,289,052	5,528
MYR	348,589	GSBU	10/19/22	USD	77,576	(2,377)
MYR	349,131	GSBU	10/19/22	USD	77,636	(2,320)
MYR	739,545	GSBU	10/19/22	USD	164,526	(4,987)
PEN	10,016,767	CBNA	10/03/22	USD	2,583,972	(69,534)
PEN	13,456,560	CBNA	12/06/22	USD	3,443,161	(91,428)
PEN	10,016,767	CBNA	12/15/22	USD	2,562,751	(69,508)
PEN	2,831,772	CBNA	03/14/23	USD	721,930	(21,613)

BHFTI-294

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	858,464	JPMC	10/04/22	USD	596,495	$47,379
AUD	1,459,467	UBSA	10/04/22	USD	1,000,811	67,262
AUD	391,000	UBSA	10/04/22	USD	253,952	3,849
BRL	12,479,491	BNP	10/04/22	USD	2,392,000	78,563
BRL	118,791,601	CBNA	10/04/22	USD	21,971,591	(49,895)
BRL	131,000,018	JPMC	10/04/22	USD	25,216,558	931,886
BRL	12,479,491	JPMC	11/03/22	USD	2,326,701	29,969
CAD	4,051,000	BNP	10/04/22	USD	3,071,651	139,017
CLP	12,826,929,490	BNP	12/21/22	USD	14,174,186	1,113,824
CNH	487,962	BNP	12/14/22	USD	70,581	2,154
CNH	396,254	BNP	12/14/22	USD	56,535	968
CNH	190,654	CBNA	12/14/22	USD	27,573	838
CNH	65,583	CBNA	12/14/22	USD	9,359	162
DKK	76,254,691	GSBU	10/03/22	USD	10,266,022	214,655
DKK	76,117,142	BNP	11/01/22	USD	9,801,878	(251,094)
EUR	5,146,000	BNP	11/16/22	USD	5,137,258	78,933
EUR	3,572,000	BNP	11/16/22	USD	3,536,540	25,398
EUR	3,824,000	JPMC	11/16/22	USD	3,820,324	61,475
EUR	22,090,145	SG	11/16/22	USD	22,721,457	1,007,671
EUR	55,598,579	UBSA	11/16/22	USD	57,184,195	2,532,872
GBP	27,021,489	BNP	11/16/22	USD	33,097,468	2,905,105
GBP	3,400,000	CBNA	11/16/22	USD	3,789,923	(9,055)
GBP	1,197,000	CBNA	11/16/22	USD	1,281,452	(56,012)
GBP	118,522,511	JPMC	11/16/22	USD	143,869,415	11,438,714
GBP	3,588,000	JPMC	11/16/22	USD	3,886,066	(122,973)
JPY	904,200,000	DBAG	11/16/22	USD	6,298,200	24,379
JPY	599,827,081	DBAG	11/16/22	USD	4,479,969	318,050
JPY	2,295,900,000	JPMC	11/16/22	USD	16,175,862	245,687
KRW	166,653,862	JPMC	12/14/22	USD	124,048	7,286
MXN	306,679,000	GSBU	10/07/22	USD	14,982,608	(236,805)
MXN	169,523,000	DBAG	10/27/22	USD	8,134,707	(247,119)
MXN	306,679,000	BNP	12/30/22	USD	14,917,672	(74,543)
NZD	839,000	JPMC	10/04/22	USD	478,894	9,348
NZD	632,000	UBSA	11/02/22	USD	359,642	5,917
PEN	10,016,767	CBNA	10/03/22	USD	2,581,641	67,203
PEN	47,836,035	CBNA	12/06/22	USD	11,405,826	(509,078)
PEN	12,260,143	GSBU	12/06/22	USD	3,079,355	25,623
PEN	43,078,227	CBNA	12/12/22	USD	11,187,697	462,774
PEN	13,145,475	CBNA	12/23/22	USD	3,377,476	107,474
PEN	21,528,747	CBNA	02/01/23	USD	5,398,382	58,590
PEN	7,332,581	CBNA	02/01/23	USD	1,844,814	26,108
SEK	1,040,000	GSBU	11/16/22	USD	101,551	7,644
ZAR	118,593,807	UBSA	10/14/22	USD	6,892,304	346,098
ZAR	21,805,968	CBNA	11/14/22	USD	1,328,911	128,542
ZAR	128,843,864	UBSA	11/14/22	USD	7,886,919	794,356
ZAR	91,990,122	DBAG	12/12/22	USD	5,854,843	803,077
ZAR	118,195,995	SG	01/09/23	USD	6,662,567	188,064
ZAR	254,752,096	CBNA	01/25/23	USD	14,540,064	604,071
ZAR	66,530,569	DBAG	02/13/23	USD	3,983,747	350,044
ZAR	151,336,569	UBSA	03/27/23	USD	8,467,092	230,518
ZAR	116,930,413	GSBU	05/12/23	USD	6,996,961	659,855

Net Unrealized Appreciation						$19,204,668

BHFTI-295

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bobl Futures	12/08/22	156	EUR	18,681,000	$(435,877)
U.S. Treasury Long Bond Futures	12/20/22	233	USD	29,452,656	(2,206,549)
U.S. Treasury Note 10 Year Futures	12/20/22	850	USD	95,253,125	(4,928,495)
U.S. Treasury Note Ultra 10 Year Futures	12/20/22	415	USD	49,171,016	(3,258,863)
U.S. Treasury Ultra Long Bond Futures	12/20/22	109	USD	14,933,000	(1,168,697)
United Kingdom Long Gilt Bond Futures	12/28/22	292	GBP	28,148,800	(4,390,304)

Futures Contracts—Short
Euro-BTP Futures	12/08/22	(2)	EUR	(223,960)	9,975
Euro-Bund Futures	12/08/22	(764)	EUR	(105,806,360)	4,527,310
Euro-Buxl 30 Year Bond Futures	12/08/22	(46)	EUR	(6,745,440)	654,983
Euro-OAT Futures	12/08/22	(823)	EUR	(108,734,760)	4,996,304
Japanese Government 10 Year Bond Futures	12/13/22	(194)	JPY	(28,770,200,000)	161,170
U.S. Treasury Note 5 Year Futures	12/30/22	(675)	USD	(72,567,774)	2,568,175

Net Unrealized Depreciation					$(3,470,868)

Written Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	3.225%	GSBU	12M SOFR	Receive	10/23/23	(1,500,000)	USD	(1,500,000)	$(10,406)	$(4,359)	$6,047
Call - OTC - 1 Yr. IRS	2.150%	GSBU	12M SOFR	Receive	11/20/23	(15,600,000)	USD	(15,600,000)	(54,405)	(17,045)	37,360
Call - OTC - 1 Yr. IRS	3.140%	GSBU	12M SOFR	Receive	10/23/23	(6,400,000)	USD	(6,400,000)	(44,960)	(17,141)	27,819
Call - OTC - 1 Yr. IRS	3.190%	GSBU	12M SOFR	Receive	10/23/23	(14,100,000)	USD	(14,100,000)	(97,995)	(39,629)	58,366
Call - OTC - 1 Yr. IRS	2.697%	GSBU	12M SOFR	Receive	04/02/24	(34,500,000)	USD	(34,500,000)	(270,609)	(449,090)	(178,481)
Put - OTC - 1 Yr. IRS	3.225%	GSBU	12M SOFR	Pay	10/23/23	(1,500,000)	USD	(1,500,000)	(10,406)	(17,070)	(6,664)
Put - OTC - 1 Yr. IRS	3.140%	GSBU	12M SOFR	Pay	10/23/23	(6,400,000)	USD	(6,400,000)	(44,960)	(76,446)	(31,486)
Put - OTC - 1 Yr. IRS	3.650%	GSBU	12M SOFR	Pay	11/20/23	(15,600,000)	USD	(15,600,000)	(54,405)	(136,193)	(81,788)
Put - OTC - 1 Yr. IRS	3.190%	GSBU	12M SOFR	Pay	10/23/23	(14,100,000)	USD	(14,100,000)	(97,995)	(163,710)	(65,715)
Put - OTC - 1 Yr. IRS	2.697%	GSBU	12M SOFR	Pay	04/02/24	(34,500,000)	USD	(34,500,000)	(270,610)	(819,423)	(548,813)

Totals									$(956,751)	$(1,740,106)	$(783,355)

Credit Default Swaptions	Strike Spread	Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 5 Yr. CDS	1.350%	DBAG	CDX.NA.IG.38	Sell	12/21/22	(5,600,000)	USD	(5,600,000)	$(6,860)	$(13,726)	$(6,866)
Put - OTC - 5 Yr. CDS	1.400%	GSI	CDX.NA.IG.38	Sell	11/16/22	(10,900,000)	USD	(10,900,000)	(12,327)	(12,048)	279
Put - OTC - 5 Yr. CDS	1.400%	DBAG	CDX.NA.IG.38	Sell	12/21/22	(11,000,000)	USD	(11,000,000)	(16,087)	(23,779)	(7,692)
Put - OTC - 5 Yr. CDS	1.600%	MSCS	CDX.NA.IG.38	Sell	12/21/22	(2,900,000)	USD	(2,900,000)	(4,350)	(3,933)	417
Put - OTC - 5 Yr. CDS	1.900%	BBP	ITRX.EUR.37.V1	Sell	11/16/22	(3,200,000)	EUR	(3,200,000)	(3,946)	(3,338)	608
Put - OTC - 5 Yr. CDS	1.900%	JPMC	ITRX.EUR.37.V1	Sell	11/16/22	(3,100,000)	EUR	(3,100,000)	(2,858)	(3,234)	(376)
Put - OTC - 5 Yr. CDS	2.000%	BBP	ITRX.EUR.37.V1	Sell	12/21/22	(3,100,000)	EUR	(3,100,000)	(7,748)	(6,434)	1,314
Put - OTC - 5 Yr. CDS	3.000%	GSI	ITRX.EUR.37.V1	Sell	03/15/23	(6,200,000)	EUR	(6,200,000)	(10,976)	(9,865)	1,111
Put - OTC - 5 Yr. CDS	8.000%	BBP	ITRX.EUR.XOVER.37.V1	Sell	10/19/22	(16,600,000)	EUR	(16,600,000)	(145,280)	(20,251)	125,029
Put - OTC - 5 Yr. CDS	8.000%	BNP	ITRX.EUR.XOVER.37.V1	Sell	10/19/22	(14,500,000)	EUR	(14,500,000)	(142,296)	(17,690)	124,606

Totals									$(352,728)	$(114,298)	$238,430

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - SOFR 3 Month Interest Rate Futures	USD	98.000	12/15/23	(76)	USD	(190,000)	$(61,688)	$(26,600)	$35,088
Put - Eurodollar 3 Month Interest Rate Futures	USD	96.500	12/18/23	(1,192)	USD	(2,980,000)	(1,218,019)	(3,903,800)	(2,685,781)
Put - SOFR 3 Month Interest Rate Futures	USD	96.500	12/15/23	(76)	USD	(190,000)	(71,087)	(216,600)	(145,513)

Totals							$(1,350,794)	$(4,147,000)	$(2,796,206)

BHFTI-296

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Written Options—(Continued)

OTC Options on Securities	Counterparty	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Uniform Mortgage-Backed Securities 30 Yr. Pool, 4.500%, TBA	JPMC	USD	99.406	11/07/22	(23,900,000)	USD	(23,900,000)	$(186,718)	$(1,042,078)	$(855,360)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1 Day CDI	Maturity	10.120%	Maturity	01/04/27	BRL	25,600,000	$(195,918)	$—	$(195,918)
Pay	1 Day CDI	Maturity	10.206%	Maturity	01/04/27	BRL	104,900,000	(750,423)	—	(750,423)
Pay	1 Day CDI	Maturity	10.665%	Maturity	01/02/24	BRL	39,850,000	(206,024)	—	(206,024)
Pay	1 Day CDI	Maturity	10.755%	Maturity	01/02/24	BRL	247,900,000	(1,213,462)	—	(1,213,462)
Pay	1 Day CDI	Maturity	10.833%	Maturity	01/02/24	BRL	49,801,000	(232,894)	—	(232,894)
Pay	1 Day CDI	Maturity	10.990%	Maturity	01/04/27	BRL	42,600,000	(126,546)	(13,441)	(113,105)
Pay	1 Day CDI	Maturity	10.995%	Maturity	01/02/24	BRL	266,600,000	(1,103,529)	—	(1,103,529)
Pay	1 Day CDI	Maturity	11.165%	Maturity	01/02/25	BRL	28,700,000	(64,879)	—	(64,879)
Pay	1 Day CDI	Maturity	11.180%	Maturity	01/02/25	BRL	42,900,000	(94,590)	—	(94,590)
Pay	1 Day CDI	Maturity	11.320%	Maturity	01/02/25	BRL	72,900,000	(123,076)	—	(123,076)
Pay	1 Day CDI	Maturity	11.350%	Maturity	01/02/25	BRL	71,700,000	(113,097)	—	(113,097)
Pay	1 Day CDI	Maturity	11.371%	Maturity	01/02/25	BRL	157,900,000	(237,050)	—	(237,050)
Pay	1 Day CDI	Maturity	12.005%	Maturity	01/02/25	BRL	337,300,000	363,683	—	363,683
Pay	1 Day CDI	Maturity	12.070%	Maturity	01/02/25	BRL	259,900,000	267,072	—	267,072
Pay	1 Day CDI	Maturity	12.195%	Maturity	01/02/25	BRL	70,100,000	106,402	—	106,402
Pay	1 Day CDI	Maturity	12.275%	Maturity	01/02/25	BRL	32,600,000	57,884	—	57,884
Pay	1 Day CDI	Maturity	12.590%	Maturity	01/02/25	BRL	54,600,000	152,479	—	152,479
Pay	12M SOFR	Annually	1.573%	Annually	02/28/27	USD	6,100,000	(562,205)	—	(562,205)
Pay	12M SOFR	Annually	1.635%	Annually	04/18/27	USD	30,000,000	(2,755,443)	—	(2,755,443)
Pay	12M SOFR	Annually	1.690%	Annually	04/19/27	USD	30,000,000	(2,687,319)	—	(2,687,319)
Pay	12M SOFR	Annually	1.765%	Annually	03/16/32	USD	48,000,000	(6,866,400)	—	(6,866,400)
Pay	12M SOFR	Annually	1.783%	Annually	04/22/27	USD	22,900,000	(1,966,416)	—	(1,966,416)
Pay	12M SOFR	Annually	1.943%	Annually	04/21/32	USD	30,300,000	(3,933,737)	—	(3,933,737)
Pay	12M SOFR	Annually	2.150%	Annually	06/15/27	USD	86,400,000	(6,239,195)	—	(6,239,195)
Pay	12M SOFR	Annually	2.850%	Annually	08/29/27	USD	16,900,000	(730,893)	—	(730,893)
Pay	12M SOFR	Annually	3.050%	Annually	09/08/29	USD	7,300,000	(278,667)	—	(278,667)
Pay	12M SONIA	Annually	0.800%	Annually	03/15/32	GBP	42,100,000	(12,929,231)	(506)	(12,928,725)
Pay	3M BBSW	Quarterly	4.500%	Quarterly	06/20/24	AUD	70,300,000	109,747	16,601	93,146
Pay	6M BBSW	Semi-Annually	4.500%	Semi-Annually	09/21/27	AUD	10,200,000	78,150	(10,212)	88,362
Pay	3M CDOR	Semi-Annually	1.235%	Semi-Annually	03/04/25	CAD	20,700,000	(1,000,929)	175,314	(1,176,243)
Pay	3M NZDBB	Quarterly	3.750%	Semi-Annually	06/15/27	NZD	41,800,000	(727,389)	(555,482)	(171,907)
Pay	3M NZDBB	Quarterly	4.000%	Semi-Annually	06/14/24	NZD	112,100,000	(534,423)	(345,563)	(188,860)
Pay	3M NZDBB	Quarterly	4.250%	Semi-Annually	12/21/27	NZD	2,900,000	(18,351)	2,060	(20,411)
Pay	6M EURIBOR	Annually	0.550%	Annually	08/10/24	EUR	5,000,000	(185,246)	—	(185,246)
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	27,000,000	(2,584,996)	—	(2,584,996)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	23,700,000	(1,939,589)	—	(1,939,589)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	9,200,000	(754,229)	(409,768)	(344,461)
Pay	6M EURIBOR	Annually	1.580%	Annually	05/24/24	EUR	265,900,000	(4,097,314)	(406,101)	(3,691,213)
Pay	6M EURIBOR	Annually	1.750%	Annually	03/15/33	EUR	208,400,000	(25,046,271)	(1,819,469)	(23,226,802)
Pay	6M TONA	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	8,640,000,000	45,263	1,883,366	(1,838,103)
Pay	12M TONA	Annually	0.000%	Annually	03/17/24	JPY	10,670,000,000	(80,307)	91,777	(172,084)
Receive	1 Day CDI	Maturity	11.900%	Maturity	01/02/24	BRL	62,400,000	141,554	—	141,554
Receive	1 Day CDI	Maturity	11.910%	Maturity	01/02/24	BRL	62,200,000	139,512	—	139,512
Receive	1 Day CDI	Maturity	11.920%	Maturity	01/02/24	BRL	41,600,000	92,245	—	92,245
Receive	1 Day CDI	Maturity	12.015%	Maturity	01/02/24	BRL	104,700,000	206,579	—	206,579
Receive	1 Day CDI	Maturity	12.020%	Maturity	01/02/24	BRL	103,900,000	203,675	—	203,675
Receive	1 Day CDI	Maturity	12.030%	Maturity	01/02/24	BRL	221,100,000	427,293	—	427,293

BHFTI-297

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	1 Day CDI	Maturity	7.900%	Maturity	01/02/24	BRL	9,400,000	$117,929	$78,102	$39,827
Receive	12M SOFR	Annually	1.750%	Annually	12/21/52	USD	62,900,000	15,498,773	11,932,102	3,566,671
Receive	12M SOFR	Annually	2.000%	Annually	12/21/32	USD	57,800,000	7,482,756	4,859,288	2,623,468
Receive	12M SONIA	Annually	0.750%	Annually	09/21/52	GBP	23,700,000	13,415,199	8,559,577	4,855,622
Receive	12M SONIA	Annually	0.900%	Annually	03/15/52	GBP	15,600,000	8,320,971	249	8,320,722
Receive	12M SONIA	Annually	2.000%	Annually	03/15/53	GBP	29,100,000	9,136,061	8,185,110	950,951
Receive	12M TONA	Annually	0.500%	Annually	03/15/42	JPY	5,085,000,000	2,783,648	1,419,166	1,364,482
Receive	12M TONA	Annually	0.662%	Annually	04/19/42	JPY	285,000,000	99,365	—	99,365
Receive	12M TONA	Annually	0.800%	Annually	06/15/52	JPY	5,040,000,000	2,953,667	35,441	2,918,226
Receive	6M TONA	Semi-Annually	0.785%	Semi-Annually	11/12/38	JPY	870,000,000	74,521	(627,392)	701,913
Receive	6M TONA	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	570,000,000	38,113	(419,191)	457,304

Totals								$(18,067,497)	$32,631,028	$(50,698,525)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35.V1	(5.000%)	Quarterly	12/20/25	10.075%	USD	4,059,000	$4,128	$(234,859)	$238,987
CDX.NA.HY.36 V1	(5.000%)	Quarterly	06/20/26	10.320%	USD	7,722,000	37,822	(530,362)	568,184
CDX.NA.HY.38 V1	(5.000%)	Quarterly	06/20/27	11.299%	USD	89,298,000	2,106,986	577,522	1,529,464
CDX.NA.IG.38 V1	(1.000%)	Quarterly	06/20/27	1.993%	USD	84,100,000	(13,036)	(113,241)	100,205
ITRX.EUR.38.V1	(1.000%)	Quarterly	12/20/27	2.668%	EUR	17,900,000	272,757	162,200	110,557

Totals							$2,408,657	$(138,740)	$2,547,397

Centrally Cleared Credit Default Swaps on Corporate Issues and Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp. 3.783%, due 04/24/23	1.000%	Quarterly	12/20/22	0.998%	USD	13,000,000	$14,521	$20,316	$(5,795)
Citigroup, Inc. 2.876%, due 07/24/23	1.000%	Quarterly	12/20/22	1.107%	USD	13,200,000	13,134	20,334	(7,200)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	1.287%	USD	4,800,000	20,453	28,721	(8,268)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/24	1.539%	USD	2,900,000	11,110	19,964	(8,854)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/26	2.470%	USD	4,700,000	(37,130)	36,670	(73,800)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/26	2.742%	USD	500,000	(6,950)	4,675	(11,625)
ITRX.EUR.XOVER 38.V1	5.000%	Quarterly	12/20/27	12.665%	EUR	86,100,000	(4,278,183)	(3,257,936)	(1,020,247)
JPMorgan Chase & Co. 3.200%, due 01/25/23	1.000%	Quarterly	12/20/22	1.020%	USD	13,000,000	14,196	20,606	(6,410)
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	06/20/24	5.084%	EUR	6,200,000	(154,332)	(220,445)	66,113
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	12/20/24	6.015%	EUR	5,000,000	(203,777)	(244,048)	40,271
Stellantis NV 5.250%, due 04/15/23	5.000%	Quarterly	12/20/26	4.585%	EUR	3,200,000	317,172	587,631	(270,459)

Totals							$(4,289,786)	$(2,983,512)	$(1,306,274)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	BBP	5.620%	USD	2,400,000	$(160,434)	$(95,707)	$(64,727)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	CBNA	5.620%	USD	1,700,000	(113,641)	(72,179)	(41,462)

BHFTI-298

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

OTC Credit Default Swaps on Sovereign Issues—Sell Protection (d)—(Continued)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at September 30, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	JPMC	5.620%	USD	3,200,000	$(213,912)	$(70,111)	$(143,801)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	BNP	6.142%	USD	2,900,000	(242,979)	(125,241)	(117,738)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	CBNA	6.142%	USD	400,000	(33,514)	(13,057)	(20,457)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	GSI	6.142%	USD	4,700,000	(393,794)	(178,177)	(215,617)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	JPMC	6.142%	USD	1,300,000	(108,922)	(45,306)	(63,616)
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	06/20/24	GSI	4.437%	USD	14,280,000	(285,610)	(195,641)	(89,969)
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	CBNA	6.123%	USD	3,100,000	(233,824)	(128,726)	(105,098)
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	MSCS	6.123%	USD	36,100,000	(2,722,923)	(1,478,504)	(1,244,419)

Totals								$(4,509,553)	$(2,402,649)	$(2,106,904)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Receive	12M FEDL	Monthly	09/13/23	JPMC	iShares iBoxx $ Investment Grade Corporate Bond ETF	USD 129,768,000	$6,828,000	$—	$6,828,000

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-299

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(SG)—	Societe Generale Paris
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(SEK)—	Swedish Krona
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(BBSW)—	Australian Bank Bill Swap Rate
(CDI)—	Brazil Interbank Deposit Rate
(CDOR)—	Canadian Dollar Offered Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(ECOFC)—	Enterprise 11th District COFI Replacement Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDL)—	Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR)—	Markit iTraxx Europe CDS Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TONA)—	Tokyo Overnight Average Rate
(TSFR)—	Term Secured Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CDS)—	Credit Default Swap
(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-300

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$2,044,137,524	$—	$2,044,137,524
Total Corporate Bonds & Notes*	—	1,281,051,669	—	1,281,051,669
Total Asset-Backed Securities*	—	621,546,863	—	621,546,863
Total Mortgage-Backed Securities*	—	591,344,112	—	591,344,112
Total Foreign Government*	—	137,475,348	—	137,475,348
Total Preferred Stock*	—	—	41,813,369	41,813,369
Total Municipals*	—	26,837,128	—	26,837,128
Total Floating Rate Loans*	—	11,794,270	—	11,794,270
Total Short-Term Investments*	—	456,298,637	—	456,298,637
Total Investments	$—	$5,170,485,551	$41,813,369	$5,212,298,920

TBA Forward Sales Commitments	$—	$(99,544,434)	$—	$(99,544,434)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$26,654,394	$—	$26,654,394
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,449,726)	—	(7,449,726)
Total Forward Contracts	$—	$19,204,668	$—	$19,204,668
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$12,917,917	$—	$—	$12,917,917
Futures Contracts (Unrealized Depreciation)	(16,388,785)	—	—	(16,388,785)
Total Futures Contracts	$(3,470,868)	$—	$—	$(3,470,868)
Written Options
Credit Default Swaptions at Value	$—	$(114,298)	$—	$(114,298)
Interest Rate Swaptions at Value	—	(1,740,106)	—	(1,740,106)
OTC Options on Securities at Value	—	(1,042,078)	—	(1,042,078)
Options on Exchange-Traded Futures Contracts at Value	(4,147,000)	—	—	(4,147,000)
Total Written Options	$(4,147,000)	$(2,896,482)	$—	$(7,043,482)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$30,892,218	$—	$30,892,218
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(80,349,620)	—	(80,349,620)
Total Centrally Cleared Swap Contracts	$—	$(49,457,402)	$—	$(49,457,402)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$6,828,000	$—	$6,828,000
OTC Swap Contracts at Value (Liabilities)	—	(4,509,553)	—	(4,509,553)
Total OTC Swap Contracts	$—	$2,318,447	$—	$2,318,447

*	See Schedule of Investments for additional detailed categorizations.

During the period ended September 30, 2022, a transfers out of Level 3 in the amount of $21,539,937 were due to the initiation of a vendor or broker providing prices based on market indications which have been determined to be a significant observable input.

BHFTI-301

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as December 31, 2021	Change in Unrealized Appreciation (Depreciation)	Transfer Out	Balance as of September 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2022
Mortgage-Backed Securities
Collateralized Mortgage Obligations	$13,260,674	$—	$(13,260,674)	$—	$—
Preferred Stocks
Wireless Telecommunication Services	42,858,168	(1,044,799)	—	41,813,369	(1,044,799)
Floating Rate Loans
Investment Companies	8,279,263	—	(8,279,263)	—	—

	$64,398,105	$(1,044,799)	$(21,539,937)	$41,813,369	$(1,044,799)

BHFTI-302

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—49.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Airbus SE	3,413	$294,857
BAE Systems plc	21,478	188,702
Boeing Co. (The) (a) (b)	2,968	359,365
General Dynamics Corp.	2,783	590,469
Howmet Aerospace, Inc.	2,181	67,458
Huntington Ingalls Industries, Inc.	1,039	230,139
Lockheed Martin Corp. (b)	3,576	1,381,373
Raytheon Technologies Corp.	9,446	773,250
Safran S.A.	2,293	208,490
TransDigm Group, Inc.	503	263,984

		4,358,087

Air Freight & Logistics—0.2%
DSV A/S	2,520	292,084
FedEx Corp. (b)	1,588	235,770
United Parcel Service, Inc. - Class B (b)	8,724	1,409,275

		1,937,129

Airlines—0.0%
Southwest Airlines Co. (a)	14,647	451,713

Auto Components—0.0%
Aisin Corp.	3,600	92,469
Aptiv plc (a)	2,215	173,235
NGK Spark Plug Co., Ltd.	7,200	127,708

		393,412

Automobiles—1.0%
Ferrari NV	3,985	743,273
Ford Motor Co. (b)	24,057	269,438
General Motors Co.	7,472	239,776
Harley-Davidson, Inc.	2,821	98,396
Honda Motor Co., Ltd. (b)	29,300	638,274
Isuzu Motors, Ltd.	15,800	174,664
Kia Corp.	1,909	95,273
Mazda Motor Corp.	19,700	130,401
Mercedes-Benz Group AG	5,233	267,603
Mitsubishi Motors Corp. (a)	25,800	92,561
Stellantis NV (Milan-Traded Shares)	36,329	429,000
Subaru Corp.	7,400	110,994
Suzuki Motor Corp.	4,400	136,489
Tesla, Inc. (a)	21,670	5,747,968
Toyota Motor Corp.	92,000	1,197,549
Yamaha Motor Co., Ltd.	7,300	136,794

		10,508,453

Banks—2.8%
ABN AMRO Bank NV	5,221	46,798
Australia & New Zealand Banking Group, Ltd.	21,022	305,234
Banco Bilbao Vizcaya Argentaria S.A.	54,316	243,964
Banco Santander S.A. (b)	124,950	290,415
Bank of America Corp.	69,720	2,105,544
Bank of Montreal (b)	13,474	1,180,944
Bank of Nova Scotia (The) (b)	7,123	338,785
Bank OZK (b)	2,862	113,221

Banks—(Continued)
Barclays plc	283,580	452,116
BNP Paribas S.A.	14,956	631,403
Citigroup, Inc.	19,469	811,273
Commonwealth Bank of Australia	8,658	503,179
DBS Group Holdings, Ltd.	22,700	524,823
Erste Group Bank AG	6,423	140,658
Fifth Third Bancorp	8,473	270,797
HSBC Holdings plc	35,600	185,230
HSBC Holdings plc (Hong Kong-Traded Shares)	202,367	1,048,647
ING Groep NV	51,128	438,387
Intesa Sanpaolo S.p.A.	159,846	263,093
JPMorgan Chase & Co.	54,567	5,702,252
KBC Group NV	1,212	56,853
KeyCorp	5,794	92,820
Lloyds Banking Group plc	868,582	396,824
Mitsubishi UFJ Financial Group, Inc.	108,100	487,469
Mizuho Financial Group, Inc.	30,890	333,734
National Australia Bank, Ltd.	22,206	407,174
National Bank of Canada	6,927	434,169
NatWest Group plc	90,012	224,638
Nordea Bank Abp	25,192	215,554
Oversea-Chinese Banking Corp., Ltd.	62,300	510,327
PNC Financial Services Group, Inc. (The) (b)	4,076	609,036
Powszechna Kasa Oszczednosci Bank Polski S.A.	6,717	29,324
Regions Financial Corp.	13,116	263,238
Royal Bank of Canada (b)	16,625	1,496,834
Skandinaviska Enskilda Banken AB - Class A	39,842	378,190
Societe Generale S.A.	13,941	276,607
Standard Chartered plc	67,013	421,501
Sumitomo Mitsui Financial Group, Inc. (b)	8,500	236,535
Swedbank AB	4,018	52,534
Toronto-Dominion Bank (The) (b)	24,782	1,519,912
Truist Financial Corp.	18,428	802,355
U.S. Bancorp (b)	53,221	2,145,871
UniCredit S.p.A.	14,998	151,662
Wells Fargo & Co.	37,557	1,510,543
Westpac Banking Corp.	21,978	288,599

		28,939,066

Beverages—1.2%
Anheuser-Busch InBev S.A.	6,322	285,995
Britvic plc	10,019	79,657
Brown-Forman Corp. - Class B	5,355	356,482
Coca-Cola Co. (The)	46,154	2,585,547
Diageo plc	44,660	1,871,957
Monster Beverage Corp. (a) (b)	6,016	523,151
PepsiCo, Inc.	35,785	5,842,259
Pernod Ricard S.A.	4,499	822,341

		12,367,389

Biotechnology—0.9%
AbbVie, Inc. (b)	18,033	2,420,209
Alnylam Pharmaceuticals, Inc. (a)	1,091	218,374
Amgen, Inc.	7,932	1,787,873
Argenx SE (a)	512	182,969
Biogen, Inc. (a)	750	200,250

BHFTI-303

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
CSL, Ltd.	2,568	$465,637
Exact Sciences Corp. (a) (b)	1,397	45,388
Gilead Sciences, Inc.	13,180	813,074
Horizon Therapeutics plc (a)	4,789	296,391
Incyte Corp. (a)	2,047	136,412
Moderna, Inc. (a)	1,397	165,195
Regeneron Pharmaceuticals, Inc. (a) (b)	2,049	1,411,495
United Therapeutics Corp. (a)	752	157,454
Vertex Pharmaceuticals, Inc. (a)	4,031	1,167,136

		9,467,857

Building Products—0.2%
AGC, Inc.	2,500	77,705
Allegion plc	3,532	316,750
Assa Abloy AB - Class B	10,906	203,805
Cie de Saint-Gobain	10,507	374,720
Daikin Industries, Ltd. (b)	2,400	370,848
Johnson Controls International plc	7,686	378,305
Masco Corp. (b)	4,835	225,746
Owens Corning	1,445	113,591
Trane Technologies plc	2,085	301,929

		2,363,399

Capital Markets—1.7%
Ameriprise Financial, Inc.	2,042	514,482
Artisan Partners Asset Management, Inc. - Class A (b)	2,726	73,411
Bank of New York Mellon Corp. (The)	15,072	580,573
BlackRock, Inc. (b)	2,044	1,124,772
Blackstone Inc.	3,693	309,104
Bolsa Mexicana de Valores S.A.B. de C.V.	22,500	37,762
Brookfield Asset Management, Inc. - Class A	9,521	389,497
Charles Schwab Corp. (The) (b)	35,310	2,537,730
CME Group, Inc.	1,915	339,204
Credit Suisse Group AG	36,337	143,208
Deutsche Bank AG	16,043	119,996
FactSet Research Systems, Inc.	1,386	554,553
Federated Hermes, Inc.	3,059	101,314
Franklin Resources, Inc. (b)	5,019	108,009
Goldman Sachs Group, Inc. (The) (b)	1,796	526,318
Hargreaves Lansdown plc	10,470	100,495
Hong Kong Exchanges & Clearing, Ltd.	9,200	312,369
Houlihan Lokey, Inc.	1,526	115,030
IG Group Holdings plc	23,170	196,550
Intercontinental Exchange, Inc.	3,067	277,104
Julius Baer Group, Ltd.	2,864	124,622
London Stock Exchange Group plc	1,797	151,529
Macquarie Group, Ltd.	3,233	313,746
Man Group plc	41,198	102,620
Moody’s Corp.	3,213	781,112
Morgan Stanley	44,131	3,486,790
MSCI, Inc. (b)	508	214,269
Nasdaq, Inc. (b)	17,178	973,649
Nomura Holdings, Inc. (b)	43,000	141,955
Northern Trust Corp.	2,285	195,505
Raymond James Financial, Inc.	4,343	429,175
S&P Global, Inc.	2,082	635,739

Capital Markets—(Continued)
State Street Corp.	10,042	610,654
T. Rowe Price Group, Inc.	1,736	182,297
UBS Group AG	60,304	871,150

		17,676,293

Chemicals—1.0%
Air Liquide S.A.	8,385	954,773
Air Products & Chemicals, Inc. (b)	4,291	998,644
Albemarle Corp. (b)	817	216,047
Asahi Kasei Corp. (b)	8,400	55,555
BASF SE	7,149	277,051
Celanese Corp.	717	64,774
CF Industries Holdings, Inc.	823	79,214
Chemours Co. (The)	4,384	108,066
Chr Hansen Holding A/S	2,290	112,254
Corteva, Inc.	39,564	2,261,083
Denka Co., Ltd. (b)	2,100	46,156
Dow, Inc.	5,165	226,898
DuPont de Nemours, Inc. (b)	4,135	208,404
Ecolab, Inc. (b)	1,408	203,343
Givaudan S.A. (b)	113	340,685
Huntsman Corp.	4,044	99,240
ICL Group, Ltd.	9,461	75,824
International Flavors & Fragrances, Inc.	5,848	531,174
Linde plc (b)	2,500	673,975
Livent Corp. (a) (b)	6,308	193,340
Mitsubishi Gas Chemical Co., Inc.	5,400	70,901
Mosaic Co. (The)	3,869	186,989
Novozymes A/S - B Shares	1,067	53,219
Nutrien, Ltd. (b)	5,170	431,161
Sherwin-Williams Co. (The)	4,518	925,060
Shin-Etsu Chemical Co., Ltd.	2,900	287,981
Sika AG	1,289	258,120
Sociedad Quimica y Minera de Chile S.A. (ADR)	2,320	210,540
Solvay S.A.	990	75,729
Tosoh Corp. (b)	5,600	62,532
Tronox Holding plc - Class A (b)	2,258	27,660
Yara International ASA	5,053	176,619

		10,493,011

Commercial Services & Supplies—0.4%
Cintas Corp. (b)	690	267,851
Republic Services, Inc.	8,255	1,123,010
Secom Co., Ltd.	1,600	90,909
Waste Management, Inc. (b)	15,361	2,460,986

		3,942,756

Communications Equipment—0.3%
Arista Networks, Inc. (a)	4,644	524,261
Cisco Systems, Inc.	47,441	1,897,640
Nokia Oyj	44,074	188,202
Telefonaktiebolaget LM Ericsson - B Shares	42,097	245,162

		2,855,265

BHFTI-304

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—0.1%
Kajima Corp. (b)	9,600	$91,191
Obayashi Corp.	13,200	84,759
Taisei Corp.	2,400	66,756
Vinci S.A.	4,877	391,747

		634,453

Construction Materials—0.1%
CRH plc	8,493	271,956
James Hardie Industries plc	6,639	129,301
Vulcan Materials Co.	5,789	912,983

		1,314,240

Consumer Finance—0.2%
American Express Co.	12,842	1,732,514
Capital One Financial Corp. (b)	4,954	456,610
Discover Financial Services	4,444	404,049

		2,593,173

Containers & Packaging—0.2%
Graphic Packaging Holding Co.	5,685	112,222
International Paper Co. (b)	8,021	254,266
Packaging Corp. of America	2,530	284,093
Sealed Air Corp. (b)	23,186	1,032,009
Silgan Holdings, Inc. (b)	4,421	185,859
Smurfit Kappa Group plc	6,514	184,030
Sonoco Products Co.	6,841	388,090
Westrock Co.	2,081	64,282

		2,504,851

Diversified Consumer Services—0.0%
H&R Block, Inc.	8,916	379,287

Diversified Financial Services—0.2%
Berkshire Hathaway, Inc. - Class B (a)	7,327	1,956,455
Plus500, Ltd.	5,314	97,085

		2,053,540

Diversified Telecommunication Services—0.6%
AT&T, Inc. (b)	79,806	1,224,224
BCE, Inc.	12,383	519,219
Cellnex Telecom S.A.	4,314	133,007
Deutsche Telekom AG	22,137	379,474
Koninklijke KPN NV	137,806	373,416
KT Corp.	3,175	80,003
Liberty Global plc - Class A (a)	9,509	148,245
Nippon Telegraph & Telephone Corp.	25,000	674,450
Spark New Zealand, Ltd.	141,000	394,987
Swisscom AG	489	228,397
Telecom Italia S.p.A. (a)	257,269	47,752
Telkom Indonesia Persero Tbk PT	948,900	276,411
Verizon Communications, Inc.	46,201	1,754,252

		6,233,837

Electric Utilities—0.7%
CEZ A/S	2,485	85,188
Constellation Energy Corp.	3,297	274,277
Duke Energy Corp.	5,891	547,981
Edison International (b)	3,227	182,584
EDP - Energias de Portugal S.A.	38,707	167,568
Enel S.p.A.	49,642	203,434
Evergy, Inc. (b)	6,966	413,780
Eversource Energy	3,588	279,721
Exelon Corp.	8,364	313,315
Iberdrola S.A.	35,906	333,796
NextEra Energy, Inc. (b)	35,569	2,788,965
Orsted A/S	2,000	159,145
Red Electrica Corp. S.A.	25,786	394,940
Southern Co. (The)	7,299	496,332
Terna - Rete Elettrica Nazionale	38,837	236,589

		6,877,615

Electrical Equipment—0.5%
ABB, Ltd.	16,707	430,222
Advanced Energy Solution Holding Co., Ltd.	1,000	19,783
AMETEK, Inc.	6,823	773,796
Atkore, Inc. (a)	2,651	206,274
Eaton Corp. plc	3,472	463,026
Emerson Electric Co.	23,462	1,717,888
Encore Wire Corp. (b)	904	104,448
Generac Holdings, Inc. (a)	453	80,697
Legrand S.A.	2,428	156,870
Nidec Corp.	4,000	225,328
Plug Power, Inc. (a) (b)	3,627	76,203
Rockwell Automation, Inc.	1,854	398,814
Siemens Energy AG (a)	2,798	31,145
Vestas Wind Systems A/S (b)	10,747	197,035

		4,881,529

Electronic Equipment, Instruments & Components—0.3%
Amphenol Corp. - Class A	6,198	415,018
Corning, Inc. (b)	10,493	304,507
Dexerials Corp.	2,700	60,821
Keyence Corp.	1,000	332,003
Keysight Technologies, Inc. (a)	1,272	200,162
Murata Manufacturing Co., Ltd.	4,200	192,927
Simplo Technology Co., Ltd.	3,000	24,759
Venture Corp., Ltd.	18,300	208,429
Vontier Corp.	8,901	148,736
Yokogawa Electric Corp.	9,700	152,859
Zebra Technologies Corp. - Class A (a)	2,811	736,510

		2,776,731

Energy Equipment & Services—0.1%
Halliburton Co.	4,780	117,684
NexTier Oilfield Solutions, Inc. (a)	8,431	62,389
Schlumberger NV (b)	36,525	1,311,248

		1,491,321

BHFTI-305

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Entertainment—0.5%
Activision Blizzard, Inc.	14,086	$1,047,153
AMC Entertainment Holdings, Inc. - Class A (a) (b)	3,964	27,629
Electronic Arts, Inc. (b)	4,036	467,006
International Games System Co., Ltd.	4,000	45,021
Koei Tecmo Holdings Co., Ltd. (b)	9,200	149,642
Liberty Media Corp.-Liberty Formula One - Class C (a)	5,062	296,127
Netflix, Inc. (a) (b)	4,590	1,080,670
Nintendo Co., Ltd.	6,000	242,956
Roku, Inc. (a) (b)	1,023	57,697
Take-Two Interactive Software, Inc. (a)	1,318	143,662
Walt Disney Co. (The) (a) (b)	13,123	1,237,893
Warner Bros Discovery, Inc. (a) (b)	51,640	593,860

		5,389,316

Equity Real Estate Investment Trusts—0.6%
American Tower Corp.	5,328	1,143,922
Crown Castle, Inc.	1,947	281,439
Daiwa House REIT Investment Corp.	173	359,089
Digital Realty Trust, Inc. (b)	1,366	135,480
Equinix, Inc. (b)	410	233,224
Equity LifeStyle Properties, Inc. (b)	6,494	408,083
Extra Space Storage, Inc. (b)	3,446	595,159
Nippon Building Fund, Inc.	70	307,794
Nippon Prologis REIT, Inc.	149	324,990
Prologis, Inc. (b)	3,947	401,015
Public Storage	2,030	594,404
Sabra Health Care REIT, Inc. (b)	8,879	116,492
SBA Communications Corp.	694	197,547
Simon Property Group, Inc. (b)	3,762	337,640
Ventas, Inc.	4,609	185,144
Vicinity Centres	56,867	63,497
Welltower, Inc. (b)	3,841	247,053
Weyerhaeuser Co. (b)	8,863	253,127

		6,185,099

Food & Staples Retailing—0.5%
Costco Wholesale Corp.	6,504	3,071,644
Endeavour Group, Ltd.	22,011	98,653
HelloFresh SE (a)	1,494	31,537
Kesko Oyj - B Shares	7,127	132,437
Koninklijke Ahold Delhaize NV	8,904	226,731
Kroger Co. (The) (b)	3,963	173,381
Seven & i Holdings Co., Ltd.	6,100	245,030
Sysco Corp.	4,234	299,386
Walgreens Boots Alliance, Inc.	3,684	115,678
Walmart, Inc. (b)	6,173	800,638
Woolworths Group, Ltd.	8,626	186,639

		5,381,754

Food Products—0.7%
Ajinomoto Co., Inc.	5,400	147,118
Archer-Daniels-Midland Co. (b)	8,873	713,833
Conagra Brands, Inc. (b)	4,462	145,595
Danone S.A.	4,343	204,629
Darling Ingredients, Inc. (a)	2,234	147,779
General Mills, Inc. (b)	9,826	752,770

Food Products—(Continued)
Hershey Co. (The)	3,690	813,534
Kellogg Co.	12,599	877,646
Kraft Heinz Co. (The)	3,484	116,191
Mondelez International, Inc. - Class A (b)	17,143	939,951
Nestle S.A.	25,092	2,716,952

		7,575,998

Gas Utilities—0.0%
Hong Kong & China Gas Co., Ltd. (b)	170,857	150,092
Italgas S.p.A.	15,999	74,369
Osaka Gas Co., Ltd.	6,700	100,880

		325,341

Health Care Equipment & Supplies—0.9%
Abbott Laboratories (b)	15,187	1,469,494
Align Technology, Inc. (a) (b)	653	135,243
Baxter International, Inc.	2,739	147,522
Becton Dickinson & Co. (b)	1,799	400,871
Boston Scientific Corp. (a)	31,793	1,231,343
DexCom, Inc. (a) (b)	6,107	491,858
Edwards Lifesciences Corp. (a)	7,939	655,999
EssilorLuxottica S.A.	2,008	272,075
Hoya Corp.	3,200	307,664
IDEXX Laboratories, Inc. (a) (b)	3,066	998,903
Intuitive Surgical, Inc. (a)	1,947	364,946
Koninklijke Philips NV	7,780	120,174
Medtronic plc	9,872	797,164
Olympus Corp.	9,600	184,760
ResMed, Inc.	2,139	466,944
Stryker Corp. (b)	3,992	808,540
Sysmex Corp.	2,400	129,168
Zimmer Biomet Holdings, Inc.	1,922	200,945

		9,183,613

Health Care Providers & Services—1.4%
Centene Corp. (a)	3,215	250,159
Cigna Corp. (b)	6,610	1,834,077
CVS Health Corp. (b)	11,300	1,077,681
Elevance Health, Inc. (b)	1,249	567,346
HCA Healthcare, Inc. (b)	9,195	1,689,949
Henry Schein, Inc. (a)	1,632	107,337
Humana, Inc. (b)	663	321,681
McKesson Corp. (b)	1,743	592,393
UnitedHealth Group, Inc.	15,566	7,861,452

		14,302,075

Health Care Technology—0.0%
GoodRx Holdings, Inc. - Class A (a) (b)	16,632	77,671
Veeva Systems, Inc. - Class A (a)	801	132,069

		209,740

Hotels, Restaurants & Leisure—0.9%
Airbnb, Inc. - Class A (a)	3,568	374,783
Aristocrat Leisure, Ltd.	11,762	245,467
Booking Holdings, Inc. (a) (b)	1,450	2,382,654

BHFTI-306

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Caesars Entertainment, Inc. (a)	1,939	$62,552
Chipotle Mexican Grill, Inc. (a)	169	253,966
Choice Hotels International, Inc.	1,135	124,305
Compass Group plc	9,526	190,417
Evolution AB	6,397	503,779
Galaxy Entertainment Group, Ltd.	26,000	151,810
Las Vegas Sands Corp. (a) (b)	4,211	157,997
Marriott International, Inc. - Class A	2,520	353,153
McDonald’s Corp.	9,092	2,097,888
Oriental Land Co., Ltd.	1,600	218,039
Starbucks Corp.	5,606	472,362
Wyndham Hotels & Resorts, Inc. (b)	17,600	1,079,760
Yum! Brands, Inc.	2,330	247,772

		8,916,704

Household Durables—0.3%
DR Horton, Inc. (b)	3,430	231,010
Lennar Corp. - Class A (b)	3,212	239,454
NVR, Inc. (a)	171	681,791
Sekisui Chemical Co., Ltd. (b)	22,900	280,294
Sony Group Corp.	6,000	386,174
TopBuild Corp. (a)	5,029	828,679

		2,647,402

Household Products—0.7%
Clorox Co. (The) (b)	690	88,589
Colgate-Palmolive Co.	16,725	1,174,931
Essity AB - Class B	9,307	183,713
Kimberly-Clark Corp.	8,376	942,635
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A (b)	112,500	149,482
Procter & Gamble Co. (The)	29,722	3,752,403
Reckitt Benckiser Group plc	8,838	584,116

		6,875,869

Independent Power and Renewable Electricity Producers—0.0%
Drax Group plc	16,428	109,567
Engie Brasil Energia S.A.	10,100	72,103
RWE AG	6,142	225,994

		407,664

Industrial Conglomerates—0.3%
3M Co.	12,652	1,398,046
General Electric Co.	6,328	391,767
Hitachi, Ltd. (b)	7,200	304,864
Honeywell International, Inc. (b)	3,377	563,858
Lifco AB - B Shares	2,154	29,735
Siemens AG	3,850	381,048

		3,069,318

Insurance—1.2%
Aegon NV	30,412	120,861
Ageas SA	3,492	126,699
AIA Group, Ltd.	65,600	544,648
Alleghany Corp. (a)	597	501,104
Allianz SE	2,637	417,307

Insurance—(Continued)
Allstate Corp. (The) (b)	1,811	225,524
Aon plc - Class A	4,702	1,259,525
Arch Capital Group, Ltd. (a)	3,502	159,481
ASR Nederland NV	6,561	252,232
Assured Guaranty, Ltd.	1,603	77,665
Aviva plc	23,300	100,078
AXA S.A.	18,953	414,971
Axis Capital Holdings, Ltd. (b)	1,403	68,957
Chubb, Ltd.	6,628	1,205,501
Everest Re Group, Ltd.	809	212,314
Fairfax Financial Holdings, Ltd.	357	163,049
Hartford Financial Services Group, Inc. (The)	4,163	257,856
Legal & General Group plc	57,895	138,543
Loews Corp.	9,312	464,110
Manulife Financial Corp. (b)	42,836	672,302
Markel Corp. (a)	306	331,771
Marsh & McLennan Cos., Inc.	13,559	2,024,223
Muenchener Rueckversicherungs-Gesellschaft AG	946	228,825
NN Group NV	4,819	187,560
Old Republic International Corp. (b)	4,038	84,515
Primerica, Inc. (b)	1,856	229,123
Progressive Corp. (The)	3,149	365,945
Prudential Financial, Inc.	2,430	208,445
Prudential plc	14,866	146,060
Reinsurance Group of America, Inc.	1,127	141,788
RenaissanceRe Holdings, Ltd.	1,003	140,811
Unum Group	4,991	193,651
Willis Towers Watson plc (b)	1,392	279,709
Zurich Insurance Group AG	1,410	560,510

		12,505,663

Interactive Media & Services—2.1%
Alphabet, Inc. - Class A (a)	100,876	9,648,789
Alphabet, Inc. - Class C (a) (b)	75,069	7,217,884
Auto Trader Group plc	34,569	195,998
IAC/InterActiveCorp. (a)	1,233	68,284
Match Group, Inc. (a)	1,739	83,037
Meta Platforms, Inc. - Class A (a)	26,414	3,583,851
Pinterest, Inc. - Class A (a) (b)	3,582	83,461
Snap, Inc. - Class A (a)	7,369	72,364
Twitter, Inc. (a) (b)	3,992	175,009
ZoomInfo Technologies, Inc. (a)	6,577	273,998

		21,402,675

Internet & Direct Marketing Retail—1.3%
Amazon.com, Inc. (a)	107,018	12,093,034
Delivery Hero SE (a)	1,180	43,699
eBay, Inc.	10,877	400,382
Etsy, Inc. (a) (b)	837	83,809
Just Eat Takeaway.com NV (a)	3,704	56,472
MercadoLibre, Inc. (a)	187	154,795
Prosus NV (a)	4,916	256,192
Wayfair, Inc. - Class A (a) (b)	479	15,591

		13,103,974

BHFTI-307

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—2.1%
Accenture plc - Class A	9,531	$2,452,326
Amadeus IT Group S.A. (a)	3,798	175,805
Amdocs, Ltd.	9,127	725,140
Automatic Data Processing, Inc.	6,795	1,536,961
Block, Inc. (a) (b)	6,363	349,901
Cloudflare, Inc. - Class A (a) (b)	2,074	114,713
Cognizant Technology Solutions Corp. - Class A (b)	2,851	163,761
Edenred	4,401	202,284
EPAM Systems, Inc. (a) (b)	620	224,558
EVERTEC, Inc.	3,039	95,273
Fidelity National Information Services, Inc.	3,908	295,328
Fiserv, Inc. (a) (b)	2,988	279,587
Fujitsu, Ltd.	1,400	150,979
Gartner, Inc. (a)	3,902	1,079,644
Global Payments, Inc.	2,809	303,512
Infosys, Ltd. (ADR)	9,474	160,774
International Business Machines Corp.	4,053	481,537
Itochu Techno-Solutions Corp.	4,600	107,289
Jack Henry & Associates, Inc.	1,482	270,124
MasterCard, Inc. - Class A	12,811	3,642,680
MongoDB, Inc. (a) (b)	573	113,775
Nomura Research Institute, Ltd.	4,400	108,142
Nuvei Corp. (a)	802	21,674
Obic Co., Ltd.	1,000	132,587
Okta, Inc. (a)	1,369	77,855
Paychex, Inc.	5,729	642,851
PayPal Holdings, Inc. (a)	9,982	859,151
Shopify, Inc. - Class A (a) (b)	4,634	124,761
Snowflake, Inc. - Class A (a) (b)	1,450	246,442
SS&C Technologies Holdings, Inc.	4,036	192,719
Twilio, Inc. - Class A (a) (b)	1,445	99,907
VeriSign, Inc. (a)	1,535	266,630
Visa, Inc. - Class A (b)	32,598	5,791,035

		21,489,705

Leisure Products—0.0%
Malibu Boats, Inc. - Class A (a)	983	47,174
Shimano, Inc.	1,500	236,403

		283,577

Life Sciences Tools & Services—0.9%
Agilent Technologies, Inc.	4,455	541,505
Bachem Holding AG - Class B	1,015	63,140
Bio-Techne Corp. (b)	446	126,664
Danaher Corp.	11,877	3,067,710
Illumina, Inc. (a) (b)	907	173,047
IQVIA Holdings, Inc. (a)	1,564	283,303
Lonza Group AG	540	262,607
Mettler-Toledo International, Inc. (a)	500	542,060
Sartorius Stedim Biotech	231	70,615
Thermo Fisher Scientific, Inc.	5,698	2,889,969
Waters Corp. (a)	1,892	509,951
West Pharmaceutical Services, Inc.	3,313	815,263

		9,345,834

Machinery—0.8%
AGCO Corp.	591	56,837
Allison Transmission Holdings, Inc.	3,390	114,446
Atlas Copco AB - A Shares	47,070	435,877
Caterpillar, Inc. (b)	6,875	1,128,050
Daimler Truck Holding AG (a)	3,749	85,799
Deere & Co.	5,120	1,709,517
Epiroc AB - A Shares	8,588	122,840
FANUC Corp. (b)	1,200	166,006
Graco, Inc.	3,517	210,844
IDEX Corp.	1,409	281,589
Illinois Tool Works, Inc. (b)	4,561	823,945
Komatsu, Ltd. (b)	16,100	291,151
NGK Insulators, Ltd.	6,400	79,781
Otis Worldwide Corp.	8,269	527,562
Parker-Hannifin Corp.	4,856	1,176,657
SMC Corp.	600	242,054
Snap-on, Inc.	1,584	318,938
Sumitomo Heavy Industries, Ltd.	3,100	57,377
Techtronic Industries Co., Ltd. (b)	13,500	127,541
Toro Co. (The)	1,278	110,521
Volvo AB - B Shares	16,501	232,833

		8,300,165

Marine—0.0%
AP Moller - Maersk A/S - Class B	68	123,178
Mitsui OSK Lines, Ltd. (b)	2,000	35,921
Nippon Yusen KK (b)	9,000	153,704
SITC International Holdings Co., Ltd.	39,000	71,426

		384,229

Media—0.3%
Charter Communications, Inc. - Class A (a) (b)	716	217,199
Comcast Corp. - Class A	57,321	1,681,225
Fox Corp. - Class A (b)	9,962	305,634
Liberty Broadband Corp. - Class C (a) (b)	2,515	185,607
Nexstar Media Group, Inc. - Class A (b)	1,725	287,816
Omnicom Group, Inc.	9,666	609,828

		3,287,309

Metals & Mining—0.8%
Agnico Eagle Mines, Ltd. (b)	3,210	135,618
Allkem Ltd. (a)	26,367	234,415
AMG Advanced Metallurgical Group NV	2,304	51,948
Anglo American plc	9,321	281,572
B2Gold Corp.	16,096	51,737
Barrick Gold Corp. (b)	12,277	190,285
BHP Group, Ltd.	56,182	1,399,207
BHP Group, Ltd.(London-Traded Shares)	7,783	195,471
Boliden AB	1,932	59,751
Dowa Holdings Co., Ltd.	1,300	46,457
Eramet S.A.	373	29,467
Fortescue Metals Group, Ltd.	24,838	266,199
Franco-Nevada Corp.	1,610	192,312
Freeport-McMoRan, Inc. (b)	40,065	1,094,976
Glencore plc	67,447	356,156

BHFTI-308

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
IGO, Ltd.	8,461	$73,753
Iluka Resources, Ltd.	10,394	59,912
Impala Platinum Holdings, Ltd.	7,060	65,510
Lynas Rare Earths, Ltd. (a)	7,149	34,406
Mineral Resources, Ltd.	4,927	206,245
Newmont Corp.	5,435	228,433
Norsk Hydro ASA	7,263	39,071
Nucor Corp.	1,854	198,359
Pilbara Minerals, Ltd. (a)	34,213	100,210
Rio Tinto plc	18,010	975,485
Rio Tinto, Ltd.	6,471	385,108
Steel Dynamics, Inc. (b)	13,997	993,087

		7,945,150

Multi-Utilities—0.2%
Centrica plc (a)	206,838	162,811
Dominion Energy, Inc.	6,095	421,226
E.ON SE	17,416	134,789
Engie S.A.	44,711	513,007
National Grid plc	24,644	254,322
Sempra Energy	2,819	422,681
WEC Energy Group, Inc. (b)	4,081	364,964

		2,273,800

Multiline Retail—0.4%
Dollar General Corp.	9,627	2,309,132
Dollar Tree, Inc. (a) (b)	1,488	202,517
Dollarama, Inc.	14,135	811,457
Target Corp. (b)	2,946	437,157
Wesfarmers, Ltd.	12,002	326,189

		4,086,452

Oil, Gas & Consumable Fuels—2.5%
Advantage Energy, Ltd. (a)	11,814	84,926
Aker BP ASA	7,517	215,555
ARC Resources, Ltd.	9,008	108,186
BP plc	242,276	1,152,108
Canadian Natural Resources, Ltd. (b)	19,239	895,550
Chevron Corp.	12,881	1,850,613
ConocoPhillips (b)	45,308	4,636,821
Coterra Energy, Inc. (b)	84,915	2,217,980
Devon Energy Corp.	4,022	241,843
Enbridge, Inc. (b)	13,201	489,489
Eni S.p.A.	34,560	367,155
EOG Resources, Inc. (b)	8,349	932,834
EQT Corp. (b)	3,447	140,465
Equinor ASA	27,613	910,776
Exxon Mobil Corp.	29,398	2,566,739
Hess Corp. (b)	3,408	371,438
HF Sinclair Corp.	2,130	114,679
Inpex Corp.	60,300	565,732
Keyera Corp. (b)	10,427	214,677
Kinder Morgan, Inc. (b)	20,478	340,754
Marathon Petroleum Corp. (b)	4,344	431,490
Neste Oyj	2,990	129,679
OMV AG	3,972	142,961

Oil, Gas & Consumable Fuels—(Continued)
Ovintiv, Inc.	2,750	126,500
Phillips 66 (b)	3,386	273,318
Pioneer Natural Resources Co. (b)	943	204,188
Range Resources Corp.	2,185	55,193
Repsol S.A.	29,904	344,124
Shell plc	81,978	2,039,637
Shell plc (Euro-Listed Shares)	16,414	409,464
Suncor Energy, Inc.	23,806	670,397
TC Energy Corp. (b)	8,559	344,752
TotalEnergies SE	29,783	1,401,883
Tourmaline Oil Corp.	1,924	99,992
Valero Energy Corp. (b)	2,436	260,287
Woodside Energy Group, Ltd.	29,312	596,309

		25,948,494

Paper & Forest Products—0.0%
UPM-Kymmene Oyj	8,491	269,822

Personal Products—0.3%
Estee Lauder Cos., Inc. (The) - Class A	4,734	1,022,070
Haleon plc (a)	28,969	89,633
Kao Corp.	5,400	218,961
L’Oreal S.A.	3,206	1,020,848
Shiseido Co., Ltd.	4,000	140,011
Unilever plc	22,450	987,797

		3,479,320

Pharmaceuticals—3.8%
Astellas Pharma, Inc.	78,600	1,038,963
AstraZeneca plc	16,665	1,832,651
Bayer AG	4,513	208,266
Bristol-Myers Squibb Co.	59,904	4,258,575
Chugai Pharmaceutical Co., Ltd. (b)	5,400	134,833
Daiichi Sankyo Co., Ltd.	8,400	233,662
Eisai Co., Ltd.	2,100	112,642
Eli Lilly and Co.	17,669	5,713,271
GSK plc	47,334	690,413
Jazz Pharmaceuticals plc (a)	1,074	143,154
Johnson & Johnson	47,801	7,808,771
Merck & Co., Inc.	52,045	4,482,115
Novartis AG	23,717	1,808,024
Novo Nordisk A/S - Class B	19,851	1,978,629
Ono Pharmaceutical Co., Ltd.	21,100	490,828
Pfizer, Inc. (b)	79,708	3,488,022
Recordati Industria Chimica e Farmaceutica S.p.A.	5,818	213,727
Roche Holding AG	8,285	2,701,399
Sanofi	18,087	1,380,405
Takeda Pharmaceutical Co., Ltd. (b)	11,400	296,083
Viatris, Inc.	10,100	86,052
Zoetis, Inc.	3,205	475,269

		39,575,754

Professional Services—0.3%
BayCurrent Consulting, Inc.	400	102,751
CoStar Group, Inc. (a) (b)	3,700	257,705
Experian plc	5,023	147,260

BHFTI-309

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Recruit Holdings Co., Ltd.	7,200	$207,815
RELX plc	44,675	1,090,634
TechnoPro Holdings, Inc.	2,700	56,760
Verisk Analytics, Inc.	1,425	243,005
Wolters Kluwer NV	6,107	594,584

		2,700,514

Real Estate Management & Development—0.1%
CK Asset Holdings, Ltd.	76,454	458,766
Mitsui Fudosan Co., Ltd.	12,500	238,277
Sagax AB - Class B	6,665	109,714
Vonovia SE	4,443	96,696

		903,453

Road & Rail—0.7%
ArcBest Corp.	743	54,038
Canadian National Railway Co.	10,057	1,086,114
Canadian Pacific Railway, Ltd.	9,701	647,576
CSX Corp. (b)	17,690	471,262
GMexico Transportes S.A.B. de C.V.	57,500	96,502
Norfolk Southern Corp.	1,545	323,909
Odakyu Electric Railway Co., Ltd.	10,600	135,592
Old Dominion Freight Line, Inc. (b)	1,082	269,169
TFI International, Inc. (b)	577	52,218
Uber Technologies, Inc. (a)	8,039	213,033
Union Pacific Corp.	15,518	3,023,217
XPO Logistics, Inc. (a) (b)	9,188	409,050

		6,781,680

Semiconductors & Semiconductor Equipment—2.6%
Advanced Micro Devices, Inc. (a)	30,972	1,962,386
Analog Devices, Inc.	6,716	935,808
Applied Materials, Inc.	9,347	765,800
ASML Holding NV	3,121	1,294,564
Axcelis Technologies, Inc. (a)	829	50,204
BE Semiconductor Industries NV	2,043	86,952
Broadcom, Inc. (b)	4,189	1,859,958
Enphase Energy, Inc. (a) (b)	5,573	1,546,340
First Solar, Inc. (a) (b)	16,086	2,127,695
Infineon Technologies AG	12,229	271,001
Intel Corp.	16,972	437,368
KLA Corp.	2,274	688,181
Lam Research Corp.	4,449	1,628,334
Lasertec Corp.	600	60,335
Marvell Technology, Inc.	17,424	747,664
MediaTek, Inc.	3,000	52,212
Microchip Technology, Inc. (b)	8,248	503,375
Micron Technology, Inc.	7,908	396,191
NVIDIA Corp.	27,762	3,370,029
NXP Semiconductors NV	1,973	291,037
QUALCOMM, Inc. (b)	12,656	1,429,875
Renesas Electronics Corp. (a)	8,500	70,840
Rorze Corp.	500	23,880
SCREEN Holdings Co., Ltd.	600	32,795
Skyworks Solutions, Inc.	2,962	252,570
SolarEdge Technologies, Inc. (a) (b)	1,030	238,404

Semiconductors & Semiconductor Equipment—(Continued)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,890	198,138
Texas Instruments, Inc. (b)	30,877	4,779,142
Tokyo Electron, Ltd. (b)	1,700	420,905
Tokyo Seimitsu Co., Ltd.	1,700	49,839

		26,571,822

Software—3.9%
Adobe, Inc. (a) (b)	6,596	1,815,219
Autodesk, Inc. (a) (b)	1,474	275,343
Bill.com Holdings, Inc. (a) (b)	1,333	176,449
Blackberry, Ltd. (a) (b)	9,574	45,120
Cadence Design Systems, Inc. (a) (b)	7,184	1,174,081
Check Point Software Technologies, Ltd. (a)	4,187	469,028
Constellation Software, Inc.	429	596,935
Crowdstrike Holdings, Inc. - Class A (a) (b)	7,589	1,250,743
Datadog, Inc. - Class A (a) (b)	3,827	339,761
DocuSign, Inc. (a) (b)	1,737	92,877
Dropbox, Inc. - Class A (a)	8,482	175,747
Fortinet, Inc. (a)	15,661	769,425
HubSpot, Inc. (a)	526	142,083
Intuit, Inc. (b)	6,129	2,373,884
KnowBe4, Inc. - Class A (a)	3,592	74,750
Microsoft Corp.	94,635	22,040,492
Nice, Ltd. (ADR) (a) (b)	747	140,615
NortonLifeLock, Inc.	6,203	124,928
Oracle Corp.	34,301	2,094,762
Oracle Corp. Japan	1,500	79,186
Palantir Technologies, Inc. - Class A (a) (b)	10,555	85,812
Palo Alto Networks, Inc. (a) (b)	4,277	700,530
Paycom Software, Inc. (a)	668	220,433
Paylocity Holding Corp. (a)	368	88,902
Progress Software Corp. (b)	1,383	58,847
Qualys, Inc. (a)	1,298	180,928
RingCentral, Inc. - Class A (a) (b)	739	29,530
Roper Technologies, Inc. (b)	1,517	545,574
Salesforce, Inc. (a)	13,000	1,869,920
SAP SE	4,433	365,434
ServiceNow, Inc. (a)	2,145	809,974
Splunk, Inc. (a) (b)	1,455	109,416
Synopsys, Inc. (a)	1,151	351,642
Trade Desk, Inc. (The) - Class A (a)	6,787	405,523
VMware, Inc. - Class A	1,385	147,447
Workday, Inc. - Class A (a)	1,467	223,307
Zoom Video Communications, Inc. - Class A (a) (b)	1,311	96,477
Zscaler, Inc. (a)	2,315	380,517

		40,921,641

Specialty Retail—0.8%
AutoZone, Inc. (a)	346	741,108
Fast Retailing Co., Ltd.	400	212,572
H & M Hennes & Mauritz AB - B Shares (b)	6,358	58,761
Home Depot, Inc. (The)	14,051	3,877,233
Industria de Diseno Textil S.A.	8,433	174,187
Lowe’s Cos., Inc.	3,080	578,455
O’Reilly Automotive, Inc. (a)	2,737	1,925,069
Ross Stores, Inc.	2,370	199,720

BHFTI-310

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
TJX Cos., Inc. (The)	6,797	$422,229
Tractor Supply Co.	3,176	590,355

		8,779,689

Technology Hardware, Storage & Peripherals—2.4%
Apple, Inc.	170,219	23,524,266
Hewlett Packard Enterprise Co.	15,808	189,380
HP, Inc.	18,135	451,924
NetApp, Inc.	6,213	384,274
Pure Storage, Inc. - Class A (a)	3,494	95,631
Seagate Technology Holdings plc (b)	3,415	181,780

		24,827,255

Textiles, Apparel & Luxury Goods—0.7%
Adidas AG	847	98,295
Burberry Group plc	21,118	421,117
Cie Financiere Richemont S.A. - Class A	3,294	309,087
Crocs, Inc. (a)	2,789	191,493
Deckers Outdoor Corp. (a)	2,331	728,694
Hermes International	404	474,844
Kering S.A.	436	192,807
Lululemon Athletica, Inc. (a)	2,220	620,623
LVMH Moet Hennessy Louis Vuitton SE	2,784	1,636,533
Moncler S.p.A.	13,114	538,457
NIKE, Inc. - Class B	20,239	1,682,266
Pandora A/S	1,601	74,570
VF Corp.	3,386	101,275

		7,070,061

Thrifts & Mortgage Finance—0.0%
Essent Group, Ltd.	2,574	89,755
MGIC Investment Corp.	7,230	92,689
NMI Holdings, Inc. - Class A (a)	2,170	44,203
Radian Group, Inc. (b)	6,172	119,058

		345,705

Tobacco—0.2%
Altria Group, Inc.	8,644	349,044
British American Tobacco plc	10,695	382,447
Imperial Brands plc	8,097	167,088
Philip Morris International, Inc.	6,608	548,530
Swedish Match AB	20,987	207,778

		1,654,887

Trading Companies & Distributors—0.4%
Ashtead Group plc	5,479	244,615
Boise Cascade Co. (b)	1,519	90,320
Bunzl plc	3,014	91,722
Fastenal Co.	12,728	585,997
Ferguson plc	2,063	214,815
ITOCHU Corp.	8,300	201,158
Marubeni Corp.	27,100	237,932
Mitsui & Co., Ltd. (b)	25,300	542,785

Trading Companies & Distributors—(Continued)
Rexel S.A. (a)	5,416	80,555
Sumitomo Corp.	20,100	250,827
Toromont Industries, Ltd.	3,497	243,437
Toyota Tsusho Corp.	2,100	65,187
Triton International, Ltd. (b)	1,536	84,065
Watsco, Inc. (b)	1,438	370,228
WESCO International, Inc. (a)	508	60,645
WW Grainger, Inc. (b)	1,834	897,174

		4,261,462

Transportation Infrastructure—0.0%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	751	95,212

Water Utilities—0.1%
American Water Works Co., Inc. (b)	4,098	533,396
Severn Trent plc	5,936	155,175
United Utilities Group plc	15,806	156,520

		845,091

Wireless Telecommunication Services—0.2%
KDDI Corp. (b)	44,300	1,299,316
SoftBank Group Corp. (b)	7,100	241,188
T-Mobile U.S., Inc. (a) (b)	2,923	392,179
Tele2 AB	21,222	183,044
Vodacom Group, Ltd.	21,308	142,866
Vodafone Group plc	127,292	143,366

		2,401,959

Total Common Stocks (Cost $539,389,485)		509,806,654

Corporate Bonds & Notes—37.8%

Agriculture—0.3%
Altria Group, Inc. 5.800%, 02/14/39 (b)	1,171,000	1,022,492
BAT Capital Corp. 4.390%, 08/15/37 (b)	1,303,000	929,550
Bunge, Ltd. Finance Corp. 2.750%, 05/14/31 (b)	1,865,000	1,467,058

		3,419,100

Auto Manufacturers—0.5%
Ford Motor Credit Co. LLC 2.700%, 08/10/26 (b)	3,043,000	2,523,834
General Motors Co. 6.125%, 10/01/25 (b)	3,125,000	3,126,353

		5,650,187

Auto Parts & Equipment—0.0%
Aptiv plc 3.250%, 03/01/32 (b)	609,000	484,856

BHFTI-311

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—11.3%
Banco Santander S.A. 2.749%, 12/03/30	2,200,000	$1,555,587
Bank of America Corp. 1.898%, SOFR + 1.530%, 07/23/31 (b) (c)	2,914,000	2,169,792
2.884%, 3M LIBOR + 1.190%, 10/22/30 (b) (c)	10,136,000	8,308,938
4.375%, 5Y H15 + 2.760%, 01/27/27 (b) (c)	6,776,000	5,437,740
Bank of Ireland Group plc 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (c)	5,646,000	4,666,346
Barclays plc 5.501%, 1Y H15 + 2.650%, 08/09/28 (c)	2,026,000	1,899,247
BPCE S.A. 2.277%, SOFR + 1.312%, 01/20/32 (144A) (c)	2,741,000	1,976,052
Citigroup, Inc. 2.666%, SOFR + 1.146%, 01/29/31 (b) (c)	7,763,000	6,193,717
Cooperatieve Rabobank UA 4.655%, 1Y H15 + 1.750%, 08/22/28 (144A) (b) (c)	2,318,000	2,186,103
Credit Suisse Group AG 1.305%, SOFR + 0.980%, 02/02/27 (144A) (c)	1,000,000	811,840
2.593%, SOFR + 1.560%, 09/11/25 (144A) (c)	2,281,000	2,075,180
3.091%, SOFR + 1.730%, 05/14/32 (144A) (b) (c)	2,800,000	1,965,706
4.550%, 04/17/26	545,000	501,410
Deutsche Bank AG 2.311%, SOFR + 1.219%, 11/16/27 (c)	2,642,000	2,143,093
Discover Bank 3.450%, 07/27/26	1,023,000	931,270
4.250%, 03/13/26	945,000	894,103
Fifth Third Bancorp 4.337%, SOFR + 1.660%, 04/25/33 (b) (c)	1,274,000	1,129,055
Goldman Sachs Group, Inc. (The) 1.948%, SOFR + 0.913%, 10/21/27 (c)	5,018,000	4,291,209
JPMorgan Chase & Co. 1.578%, SOFR + 0.885%, 04/22/27 (c)	998,000	861,578
1.953%, SOFR + 1.065%, 02/04/32 (b) (c)	1,902,000	1,406,968
3.650%, 5Y H15 + 2.850%, 06/01/26 (b) (c)	3,063,000	2,480,453
4.080%, SOFR + 1.320%, 04/26/26 (b) (c)	13,057,000	12,571,442
Lloyds Banking Group plc 2.438%, 1Y H15 + 1.000%, 02/05/26 (b) (c)	2,107,000	1,935,834
M&T Bank Corp. 5.125%, 3M LIBOR + 3.520%, 11/01/26 (b) (c)	1,654,000	1,463,790
Manufacturers & Traders Trust Co. 3.400%, 08/17/27	4,596,000	4,131,824
Morgan Stanley 2.699%, SOFR + 1.143%, 01/22/31 (b) (c)	4,389,000	3,558,472
4.350%, 09/08/26	2,373,000	2,260,104
4.889%, SOFR + 2.076%, 07/20/33 (b) (c)	2,795,000	2,589,743
NatWest Group plc 3.073%, 1Y H15 + 2.550%, 05/22/28 (b) (c)	2,333,000	2,004,843
4.800%, 04/05/26 (b)	1,708,000	1,637,802
PNC Financial Services Group, Inc. (The) 6.200%, 5Y H15 + 3.238%, 09/15/27 (b) (c)	1,148,000	1,084,860
Santander Holdings USA, Inc. 3.500%, 06/07/24 (b)	1,742,000	1,688,136
Societe Generale S.A. 1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (b) (c)	1,538,000	1,280,422
2.797%, 1Y H15 + 1.300%, 01/19/28 (144A) (c)	1,449,000	1,221,530

Banks—(Continued)
Truist Financial Corp. 4.800%, 5Y H15 + 3.003%, 09/01/24 (b) (c)	10,078,000	8,972,904
UBS Group AG 1.364%, 1Y H15 + 1.080%, 01/30/27 (144A) (c)	1,424,000	1,216,386
3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (c)	1,378,000	1,130,734
UniCredit S.p.A. 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (c)	2,487,000	2,029,692
Wells Fargo & Co. 3.196%, 3M LIBOR + 1.170%, 06/17/27 (c)	8,411,000	7,658,813
3.350%, SOFR + 1.500%, 03/02/33 (b) (c)	2,483,000	2,013,634
3.900%, 5Y H15 + 3.453%, 03/15/26 (b) (c)	1,184,000	1,001,220
4.897%, SOFR + 2.100%, 07/25/33 (b) (c)	1,722,000	1,587,570

		116,925,142

Beverages—0.8%
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48	9,294,000	7,539,513
JDE Peet’s NV 2.250%, 09/24/31 (144A) (b)	1,519,000	1,112,263

		8,651,776

Building Materials—0.2%
Carrier Global Corp. 2.700%, 02/15/31 (b)	2,000,000	1,607,823
Masco Corp. 1.500%, 02/15/28 (b)	500,000	403,442

		2,011,265

Chemicals—0.2%
Sherwin-Williams Co. (The) 3.450%, 06/01/27 (b)	683,000	627,040
Westlake Corp. 3.375%, 06/15/30	1,131,000	958,759

		1,585,799

Commercial Services—0.4%
Moody’s Corp. 4.250%, 08/08/32 (b)	529,000	479,407
Quanta Services, Inc. 2.900%, 10/01/30 (b)	2,358,000	1,884,596
S&P Global, Inc. 2.500%, 12/01/29 (b)	1,098,000	917,458
Transurban Finance Co. Pty, Ltd. 2.450%, 03/16/31 (144A) (b)	1,116,000	863,218

		4,144,679

Cosmetics/Personal Care—0.5%
GSK Consumer Healthcare Capital U.S. LLC 3.375%, 03/24/27 (144A) (b)	5,594,000	5,073,210

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750%, 01/30/26 (b)	1,118,000	956,107
3.000%, 10/29/28 (b)	3,194,000	2,561,478

BHFTI-312

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
American Express Co. 4.050%, 05/03/29 (b)	5,118,000	$4,710,390
Discover Financial Services 4.500%, 01/30/26 (b)	659,000	624,979

		8,852,954

Electric—1.9%
AES Corp. (The) 1.375%, 01/15/26 (b)	928,000	799,392
3.300%, 07/15/25 (144A)	2,086,000	1,923,563
Berkshire Hathaway Energy Co. 6.500%, 09/15/37	345,000	358,231
CenterPoint Energy Houston Electric LLC 2.900%, 07/01/50	2,897,000	1,908,092
Duke Energy Corp. 3.300%, 06/15/41	130,000	90,662
Eversource Energy 1.650%, 08/15/30 (b)	2,007,000	1,512,486
Exelon Corp. 4.700%, 04/15/50 (b)	2,811,000	2,350,818
NextEra Energy Capital Holdings, Inc. 2.440%, 01/15/32 (b)	1,243,000	966,979
NRG Energy, Inc. 2.450%, 12/02/27 (144A) (b)	2,705,000	2,214,441
Pacific Gas and Electric Co. 3.150%, 01/01/26 (b)	1,000,000	898,499
3.300%, 08/01/40 (b)	3,059,000	1,958,242
PG&E Energy Recovery Funding LLC 2.280%, 01/15/36	1,624,000	1,221,562
2.822%, 07/15/46 (b)	2,151,000	1,463,103
Sempra Energy 3.800%, 02/01/38	2,000,000	1,559,328
Southern California Edison Co. 4.200%, 03/01/29 (b)	500,000	462,345
5.500%, 03/15/40 (b)	335,000	304,574

		19,992,317

Electronics—0.5%
Amphenol Corp. 2.800%, 02/15/30 (b)	5,764,000	4,846,178

Entertainment—0.3%
Warnermedia Holdings, Inc. 5.050%, 03/15/42 (144A) (b)	1,938,000	1,450,097
5.141%, 03/15/52 (144A) (b)	1,124,000	816,944
5.391%, 03/15/62 (144A) (b)	1,468,000	1,064,170

		3,331,211

Environmental Control—0.1%
Republic Services, Inc. 1.450%, 02/15/31 (b)	1,000,000	746,615

Food—0.1%
Flowers Foods, Inc. 2.400%, 03/15/31 (b)	1,803,000	1,412,204

Gas—0.2%
NiSource, Inc. 1.700%, 02/15/31 (b)	2,841,000	2,102,277

Hand/Machine Tools—0.2%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (b) (c)	2,255,000	1,944,238

Healthcare-Products—0.3%
Baxter International, Inc. 2.539%, 02/01/32 (b)	3,627,000	2,823,299

Healthcare-Services—0.5%
HCA, Inc. 2.375%, 07/15/31 (b)	3,007,000	2,224,354
4.625%, 03/15/52 (144A) (b)	1,220,000	916,345
UnitedHealth Group, Inc. 4.200%, 05/15/32 (b)	2,000,000	1,857,485

		4,998,184

Home Furnishings—0.1%
Whirlpool Corp. 4.500%, 06/01/46 (b)	1,605,000	1,204,017

Insurance—0.9%
Corebridge Financial, Inc. 3.500%, 04/04/25 (144A) (b)	1,132,000	1,075,332
6.875%, 5Y H15 + 3.846%, 12/15/52 (144A) (c)	490,000	448,084
Hartford Financial Services Group, Inc. (The) 2.900%, 09/15/51	1,285,000	784,905
High Street Funding Trust II 4.682%, 02/15/48 (144A)	1,250,000	1,085,872
Prudential Financial, Inc. 4.500%, 3M LIBOR + 2.380%, 09/15/47 (b) (c)	1,870,000	1,622,618
Prudential plc 3.625%, 03/24/32	5,280,000	4,443,034

		9,459,845

Internet—0.1%
Expedia Group, Inc. 2.950%, 03/15/31 (b)	411,000	318,845
4.625%, 08/01/27	652,000	612,295

		931,140

Iron/Steel—0.4%
Nucor Corp. 3.125%, 04/01/32 (b)	3,902,000	3,185,204
4.300%, 05/23/27 (b)	1,317,000	1,260,777

		4,445,981

Lodging—0.4%
Las Vegas Sands Corp. 3.200%, 08/08/24	4,495,000	4,237,253

BHFTI-313

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—0.1%
Xylem, Inc. 2.250%, 01/30/31 (b)	1,835,000	$1,467,140

Media—0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.700%, 04/01/51	6,000,000	3,636,301
Comcast Corp. 3.400%, 04/01/30 (b)	1,176,000	1,034,313
Discovery Communications LLC 3.625%, 05/15/30 (b)	1,525,000	1,252,389
4.125%, 05/15/29	2,621,000	2,243,692

		8,166,695

Mining—0.2%
Barrick North America Finance LLC 5.750%, 05/01/43	2,247,000	2,114,255

Miscellaneous Manufacturing—0.5%
GE Capital International Funding Co., 4.418%, 11/15/35	2,546,000	2,281,014
Parker Hannifin Corp. 4.250%, 09/15/27 (b)	2,484,000	2,365,894

		4,646,908

Oil & Gas—2.1%
BP Capital Markets plc 4.375%, 5Y H15 + 4.036%, 06/22/25 (b) (c)	982,000	908,350
Canadian Natural Resources, Ltd. 2.950%, 07/15/30	2,106,000	1,732,778
4.950%, 06/01/47 (b)	2,159,000	1,836,474
Cenovus Energy, Inc. 2.650%, 01/15/32 (b)	855,000	658,939
Continental Resources, Inc. 2.875%, 04/01/32 (144A) (b)	2,394,000	1,753,114
4.375%, 01/15/28 (b)	1,596,000	1,432,371
5.750%, 01/15/31 (144A) (b)	507,000	458,256
Devon Energy Corp. 5.850%, 12/15/25 (b)	1,595,000	1,608,853
Diamondback Energy, Inc. 3.125%, 03/24/31 (b)	2,336,000	1,894,803
4.250%, 03/15/52 (b)	1,585,000	1,157,103
EQT Corp. 5.700%, 04/01/28	833,000	816,631
6.125%, 02/01/25 (b)	4,160,000	4,165,325
Marathon Petroleum Corp. 4.500%, 04/01/48	2,723,000	2,064,642
Valero Energy Corp. 4.000%, 04/01/29 (b)	1,705,000	1,559,602

		22,047,241

Packaging & Containers—0.3%
Berry Global, Inc. 1.650%, 01/15/27	1,986,000	1,646,806

Packaging & Containers—(Continued)
CCL Industries, Inc. 3.050%, 06/01/30 (144A) (b)	1,885,000	1,513,176

		3,159,982

Pharmaceuticals—0.8%
AbbVie, Inc. 4.250%, 11/21/49	3,705,000	2,974,253
Becton Dickinson & Co. 2.823%, 05/20/30 (b)	1,581,000	1,323,197
Cigna Corp. 3.400%, 03/01/27	1,000,000	919,180
CVS Health Corp. 2.700%, 08/21/40 (b)	5,167,000	3,391,782

		8,608,412

Pipelines—2.2%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29	8,126,000	7,046,992
Energy Transfer L.P. 4.050%, 03/15/25	1,531,000	1,468,084
4.400%, 03/15/27	744,000	693,416
4.950%, 05/15/28 (b)	1,098,000	1,024,436
Kinder Morgan Energy Partners L.P. 5.800%, 03/15/35 (b)	311,000	289,812
6.950%, 01/15/38	1,655,000	1,645,564
MPLX L.P. 4.500%, 04/15/38 (b)	2,817,000	2,267,506
4.950%, 03/14/52 (b)	4,864,000	3,806,428
ONEOK, Inc. 4.350%, 03/15/29	903,000	807,802
Plains All American Pipeline L.P. / PAA Finance Corp. 3.550%, 12/15/29	1,391,000	1,158,690
3.800%, 09/15/30 (b)	1,084,000	908,947
Targa Resources Corp. 4.200%, 02/01/33 (b)	2,537,000	2,112,809

		23,230,486

Real Estate Investment Trusts—4.7%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/33 (b)	2,419,000	1,700,151
2.950%, 03/15/34 (b)	187,000	144,584
American Tower Corp. 2.100%, 06/15/30 (b)	6,606,000	5,060,105
3.800%, 08/15/29 (b)	1,413,000	1,239,516
Boston Properties L.P. 3.250%, 01/30/31 (b)	2,182,000	1,775,433
3.400%, 06/21/29 (b)	1,000,000	847,310
4.500%, 12/01/28 (b)	2,671,000	2,457,868
Crown Castle, Inc. 2.250%, 01/15/31 (b)	6,806,000	5,197,029
3.700%, 06/15/26	1,312,000	1,232,263
Digital Realty Trust L.P. 3.600%, 07/01/29 (b)	2,306,000	2,021,705
3.700%, 08/15/27 (b)	6,240,000	5,781,108

BHFTI-314

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Duke Realty L.P. 1.750%, 07/01/30 (b)	2,484,000	$1,934,633
Equinix, Inc. 2.150%, 07/15/30 (b)	6,801,000	5,214,068
Essex Portfolio L.P. 2.650%, 03/15/32	3,000,000	2,326,539
Highwoods Realty L.P. 4.200%, 04/15/29 (b)	1,424,000	1,245,280
Kimco Realty Corp. 2.700%, 10/01/30 (b)	2,122,000	1,710,566
Mid-America Apartments L.P. 2.750%, 03/15/30 (b)	2,000,000	1,665,898
4.200%, 06/15/28	360,000	335,525
Piedmont Operating Partnership L.P. 3.150%, 08/15/30 (b)	1,863,000	1,444,685
VICI Properties L.P. 4.375%, 05/15/25 (b)	1,741,000	1,657,676
Welltower, Inc. 2.050%, 01/15/29	4,419,000	3,549,455

		48,541,397

Retail—0.5%
Lowe’s Cos., Inc. 3.350%, 04/01/27 (b)	615,000	569,576
McDonald’s Corp. 3.600%, 07/01/30 (b)	1,163,000	1,045,793
Ross Stores, Inc. 1.875%, 04/15/31	1,390,000	1,036,147
Starbucks Corp. 3.500%, 11/15/50 (b)	2,369,000	1,657,773
Tractor Supply Co. 1.750%, 11/01/30 (b)	1,350,000	1,011,085

		5,320,374

Savings & Loans—0.1%
Nationwide Building Society 2.972%, SOFR + 1.290%, 02/16/28 (144A) (b) (c)	1,314,000	1,129,217

Semiconductors—1.1%
Broadcom, Inc. 2.600%, 02/15/33 (144A) (b)	3,032,000	2,165,521
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.400%, 05/01/30	3,444,000	2,870,190
3.875%, 06/18/26	2,000,000	1,866,595
QUALCOMM, Inc. 1.650%, 05/20/32 (b)	4,150,000	3,106,745
Texas Instruments, Inc. 4.100%, 08/16/52 (b)	1,138,000	971,025

		10,980,076

Software—0.8%
Fidelity National Information Services, Inc. 4.500%, 07/15/25 (b)	2,260,000	2,211,548
Oracle Corp. 3.600%, 04/01/50	1,087,000	680,139

Software—(Continued)
Take-Two Interactive Software, Inc. 3.550%, 04/14/25 (b)	2,142,000	2,055,223
VMware, Inc. 2.200%, 08/15/31 (b)	4,864,000	3,540,337

		8,487,247

Telecommunications—2.5%
AT&T, Inc. 3.500%, 06/01/41 (b)	9,197,000	6,624,435
4.850%, 03/01/39 (b)	2,000,000	1,731,343
Rogers Communications, Inc. 4.550%, 03/15/52 (144A) (b)	10,591,000	8,447,076
T-Mobile USA, Inc. 3.875%, 04/15/30	7,435,000	6,594,962
Telefonica Emisiones S.A. 5.213%, 03/08/47 (b)	1,000,000	760,762
Verizon Communications, Inc. 3.550%, 03/22/51 (b)	2,466,000	1,733,997

		25,892,575

Total Corporate Bonds & Notes (Cost $482,702,977)		393,065,732

Mutual Funds—0.5%

Investment Company Securities—0.5%
iShares 0-5 Year High Yield Corporate Bond ETF (b) (Cost $5,603,590)	136,573	5,454,726

Preferred Stocks—0.1%

Automobiles—0.1%
Volkswagen AG	2,444	301,880

Entertainment—0.0%
AMC Entertainment Holdings, Inc. (a)	3,964	10,742

Health Care Equipment & Supplies—0.0%
Sartorius AG	441	154,028

Household Products—0.0%
Henkel AG & Co. KGaA	3,846	229,884

Total Preferred Stocks (Cost $1,057,420)		696,534

Short-Term Investments—8.9%

Repurchase Agreement—3.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $31,095,584; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $31,714,684.	31,092,733	31,092,733

BHFTI-315

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—5.9%
U.S. Treasury Bills 3.010%, 02/02/23 (d)	24,190,000	$23,903,059
3.098%, 02/16/23 (b) (d)	24,210,000	23,887,832
3.600%, 03/09/23 (d)	13,601,800	13,380,887

		61,171,778

Total Short-Term Investments (Cost $92,354,073)		92,264,511

Securities Lending Reinvestments (e)—23.6%

Certificates of Deposit—7.8%
Bank of Nova Scotia 3.460%, FEDEFF PRV + 0.380%, 01/06/23 (c)	5,000,000	5,001,429
3.470%, SOFR + 0.510%, 03/15/23 (c)	5,000,000	5,000,000
Barclays Bank plc 3.430%, SOFR + 0.450%, 10/07/22 (c)	5,000,000	5,000,220
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (c)	4,000,000	3,999,408
Commonwealth Bank of Australia 3.360%, SOFR + 0.400%, 11/25/22 (c)	4,000,000	4,001,052
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (c)	5,000,000	5,000,000
3.490%, SOFR + 0.530%, 02/01/23 (c)	5,000,000	5,004,100
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	4,000,000	4,000,632
Credit Industriel et Commercial (NY) 3.170%, SOFR + 0.210%, 11/08/22 (c)	2,000,000	1,999,978
Mitsubishi UFJ Trust and Banking Corp. 3.520%, SOFR + 0.560%, 02/14/23 (c)	3,000,000	3,002,685
Mizuho Bank, Ltd. 3.300%, SOFR + 0.320%, 10/26/22 (c)	6,000,000	6,000,000
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 12/01/22 (c)	3,000,000	3,001,338
3.460%, SOFR + 0.500%, 02/13/23 (c)	5,000,000	5,003,965
Nordea Bank Abp (NY) 3.510%, SOFR + 0.550%, 02/21/23 (c)	2,000,000	2,002,140
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (c)	3,000,000	3,000,357
Sumitomo Mitsui Banking Corp. 3.360%, SOFR + 0.400%, 11/02/22 (c)	4,000,000	4,000,912
3.370%, SOFR + 0.410%, 03/06/23 (c)	3,000,000	3,000,666
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (c)	4,000,000	4,000,228
Toronto-Dominion Bank (The) 3.340%, SOFR + 0.360%, 03/21/23 (c)	5,000,000	5,000,000
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (c)	4,000,000	4,001,840

		81,020,950

Commercial Paper—1.3%
Australia & New Zealand Banking Group, Ltd. 3.360%, SOFR + 0.400%, 12/01/22 (c)	3,000,000	3,000,753
Macquarie Bank Ltd. 3.420%, SOFR + 0.440%, 11/16/22 (c)	4,000,000	4,001,088
3.560%, SOFR + 0.580%, 02/03/23 (c)	6,000,000	6,005,628

		13,007,469

Repurchase Agreements—10.2%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $5,001,271; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $23,573,543; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $24,039,105.	23,567,749	23,567,749
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $20,005,117; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $20,451,016.	20,000,000	20,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $10,106,029; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $10,327,763.	10,100,000	10,100,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $10,606,596; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $11,618,131.	10,600,000	10,600,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $1,500,944; collateralized by various Common Stock with an aggregate market value of $1,670,396.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $3,400,850; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $3,470,312.	3,400,000	3,400,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $1,000,254; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,111,064.	1,000,000	1,000,000

BHFTI-316

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,700,435; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,888,809.	1,700,000	$1,700,000
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $11,002,897; collateralized by various Common Stock with an aggregate market value of $12,236,962.	11,000,000	11,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $3,402,096; collateralized by various Common Stock with an aggregate market value of $3,782,334.	3,400,000	3,400,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $15,003,938; collateralized by various Common Stock with an aggregate market value of $16,504,332	15,000,000	15,000,000

		106,267,749

Mutual Funds—4.3%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (f)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (f)	15,000,000	15,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (f)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (f)	10,000,000	10,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (f)	5,000,000	5,000,000

		45,000,000

Total Securities Lending Reinvestments (Cost $245,267,749)		245,296,168

Total Investments—119.9% (Cost $1,366,375,294)		1,246,584,325
Other assets and liabilities (net)—(19.9)%		(207,011,158)

Net Assets—100.0%		$1,039,573,167

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $281,827,537 and the collateral received consisted of cash in the amount of $245,267,749 and non-cash collateral with a value of $45,847,628. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	The rate shown represents current yield to maturity.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $54,069,890, which is 5.2% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	795,000	UBSA	10/27/22	USD	533,264	$(24,618)
BRL	14,674,000	MSIP	10/04/22	USD	2,751,031	(30,778)
BRL	14,674,000	UBSA	10/04/22	USD	2,714,090	6,163
CAD	7,028,000	MSIP	10/27/22	USD	5,301,237	(213,794)
CHF	4,366,000	UBSA	10/27/22	USD	4,540,236	(106,443)
CLP	3,127,720,000	UBSA	10/25/22	USD	3,140,281	81,054

BHFTI-317

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
COP	24,806,837,000	MSIP	10/25/22	USD	5,574,257	$(215,257)
CZK	119,732,000	MSIP	10/27/22	USD	4,882,391	(123,206)
DKK	9,189,000	JPMC	10/27/22	USD	1,242,815	(29,629)
EUR	12,007,103	JPMC	10/27/22	USD	12,043,857	(257,698)
GBP	49,157	JPMC	10/19/22	USD	52,931	1,973
GBP	49,902	MSIP	10/19/22	USD	53,707	2,029
GBP	37,240	UBSA	10/19/22	USD	40,077	1,517
GBP	49,901	UBSA	10/19/22	USD	53,657	2,078
IDR	57,665,420,000	MSIP	10/25/22	USD	3,803,788	(19,274)
ILS	13,463,000	UBSA	10/27/22	USD	3,838,700	(56,614)
JPY	3,413,606,344	MSIP	10/27/22	USD	23,832,574	(196,335)
MYR	18,642,000	GSI	10/25/22	USD	4,118,414	(96,281)
NOK	8,833,000	UBSA	10/27/22	USD	865,441	(54,114)
NOK	40,794,000	UBSA	10/27/22	USD	3,805,692	(58,687)
PHP	536,504,000	MSIP	10/25/22	USD	9,376,162	(229,031)
PLN	24,538,000	UBSA	10/27/22	USD	5,201,241	(269,295)
SEK	55,268,000	UBSA	10/27/22	USD	4,906,340	78,853
THB	296,603,000	MSIP	10/27/22	USD	8,046,526	(174,496)
TWD	27,025,000	GSI	10/25/22	USD	869,670	(17,559)
ZAR	63,617,000	MSIP	10/27/22	USD	3,582,312	(74,883)

Contracts to Deliver
BRL	14,674,000	MSIP	10/04/22	USD	2,714,090	(6,163)
BRL	14,674,000	UBSA	10/04/22	USD	2,844,681	124,427
BRL	14,674,000	MSIP	11/03/22	USD	2,732,334	31,724
CLP	7,272,412,000	MSIP	10/25/22	USD	7,853,407	363,327
CNH	49,690,000	UBSA	10/27/22	USD	7,084,104	122,620
CZK	97,848,000	UBSA	10/27/22	USD	3,818,010	(71,316)
GBP	2,597,000	CBNA	10/19/22	USD	3,025,156	124,537
GBP	1,034,200	JPMC	10/19/22	USD	1,191,743	36,634
GBP	927,868	MSIP	10/27/22	USD	1,060,420	23,894
GBP	699,971	MSIP	10/27/22	USD	801,022	19,080
HUF	1,604,350,000	UBSA	10/27/22	USD	3,760,318	68,581
KRW	17,449,000	UBSA	10/25/22	USD	12,545	345
MXN	28,265,000	UBSA	10/27/22	USD	1,405,718	8,195
MYR	18,731,000	MSIP	10/25/22	USD	4,043,389	2,054
PHP	225,603,000	MSIP	10/25/22	USD	3,813,438	(32,983)
PLN	18,891,000	UBSA	10/27/22	USD	3,821,487	24,543
SEK	94,116,000	GSI	10/27/22	USD	8,755,506	266,210

Cross Currency Contracts to Buy
CAD	492,507	UBSA	10/27/22	AUD	553,000	2,704

Net Unrealized Depreciation						$(965,912)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index Futures	12/16/22	714	EUR	23,669,100	$(1,539,584)
FTSE 100 Index Futures	12/16/22	70	GBP	4,840,150	(364,226)
Nikkei 225 Index Futures	12/08/22	37	JPY	959,780,000	(396,368)
S&P 500 Index E-Mini Futures	12/16/22	138	USD	24,850,350	(2,917,751)
S&P TSX 60 Index Futures	12/15/22	78	CAD	17,409,600	(636,144)
TOPIX Index Futures	12/08/22	69	JPY	1,266,840,000	(369,679)

BHFTI-318

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/20/22	504	USD	63,708,750	$(4,883,392)
U.S. Treasury Note 2 Year Futures	12/30/22	195	USD	40,051,172	(626,020)
U.S. Treasury Note 5 Year Futures	12/30/22	39	USD	4,192,805	(103,461)
U.S. Treasury Ultra Long Bond Futures	12/20/22	3	USD	411,000	(37,810)

Futures Contracts—Short
Euro STOXX 50 Index Futures	12/16/22	(1,335)	EUR	(44,255,250)	1,831,476
Euro-Bund Futures	12/08/22	(172)	EUR	(23,820,280)	1,222,967
FTSE 100 Index Futures	12/16/22	(95)	GBP	(6,568,775)	374,974
MSCI Emerging Markets Index Mini Futures	12/16/22	(60)	USD	(2,614,500)	263,097
S&P 500 Index E-Mini Futures	12/16/22	(773)	USD	(139,197,975)	12,883,678
TOPIX Index Futures	12/08/22	(151)	JPY	(2,772,360,000)	971,244
U.S. Treasury Note 10 Year Futures	12/20/22	(1,822)	USD	(204,177,875)	8,172,328
U.S. Treasury Note 5 Year Futures	12/30/22	(800)	USD	(86,006,250)	1,166,144

Net Unrealized Appreciation					$15,011,473

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	12M SOFR	Annually	3.525%	Annually	01/24/33	USD	305,000,000	$(435,296)	$—	$(435,296)

(1)	There were no upfront premiums paid or (received), therefore the market value equals unrealized appreciation/(depreciation).

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-319

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,666,038	$692,049	$—	$4,358,087
Air Freight & Logistics	1,645,045	292,084	—	1,937,129
Airlines	451,713	—	—	451,713
Auto Components	173,235	220,177	—	393,412
Automobiles	6,355,578	4,152,875	—	10,508,453
Banks	19,397,594	9,541,472	—	28,939,066
Beverages	9,307,439	3,059,950	—	12,367,389
Biotechnology	8,819,251	648,606	—	9,467,857
Building Products	1,336,321	1,027,078	—	2,363,399
Capital Markets	15,098,053	2,578,240	—	17,676,293
Chemicals	7,645,612	2,847,399	—	10,493,011
Commercial Services & Supplies	3,851,847	90,909	—	3,942,756
Communications Equipment	2,421,901	433,364	—	2,855,265
Construction & Engineering	—	634,453	—	634,453
Construction Materials	912,983	401,257	—	1,314,240
Consumer Finance	2,593,173	—	—	2,593,173
Containers & Packaging	2,320,821	184,030	—	2,504,851
Diversified Consumer Services	379,287	—	—	379,287
Diversified Financial Services	1,956,455	97,085	—	2,053,540
Diversified Telecommunication Services	3,645,940	2,587,897	—	6,233,837
Electric Utilities	5,296,955	1,580,660	—	6,877,615
Electrical Equipment	3,821,146	1,060,383	—	4,881,529
Electronic Equipment, Instruments & Components	1,804,933	971,798	—	2,776,731
Energy Equipment & Services	1,491,321	—	—	1,491,321
Entertainment	4,951,697	437,619	—	5,389,316
Equity Real Estate Investment Trusts	5,129,729	1,055,370	—	6,185,099
Food & Staples Retailing	4,460,727	921,027	—	5,381,754
Food Products	4,507,299	3,068,699	—	7,575,998
Gas Utilities	—	325,341	—	325,341
Health Care Equipment & Supplies	8,169,772	1,013,841	—	9,183,613
Health Care Providers & Services	14,302,075	—	—	14,302,075
Health Care Technology	209,740	—	—	209,740
Hotels, Restaurants & Leisure	7,607,192	1,309,512	—	8,916,704
Household Durables	1,980,934	666,468	—	2,647,402
Household Products	6,108,040	767,829	—	6,875,869
Independent Power and Renewable Electricity Producers	72,103	335,561	—	407,664
Industrial Conglomerates	2,353,671	715,647	—	3,069,318
Insurance	9,267,369	3,238,294	—	12,505,663
Interactive Media & Services	21,206,677	195,998	—	21,402,675
Internet & Direct Marketing Retail	12,747,611	356,363	—	13,103,974
IT Services	20,612,619	877,086	—	21,489,705
Leisure Products	47,174	236,403	—	283,577

BHFTI-320

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Life Sciences Tools & Services	$8,949,472	$396,362	$—	$9,345,834
Machinery	6,458,906	1,841,259	—	8,300,165
Marine	—	384,229	—	384,229
Media	3,287,309	—	—	3,287,309
Metals & Mining	3,084,807	4,860,343	—	7,945,150
Multi-Utilities	1,208,871	1,064,929	—	2,273,800
Multiline Retail	3,760,263	326,189	—	4,086,452
Oil, Gas & Consumable Fuels	17,673,111	8,275,383	—	25,948,494
Paper & Forest Products	—	269,822	—	269,822
Personal Products	1,022,070	2,457,250	—	3,479,320
Pharmaceuticals	26,455,229	13,120,525	—	39,575,754
Professional Services	500,710	2,199,804	—	2,700,514
Real Estate Management & Development	—	903,453	—	903,453
Road & Rail	6,646,088	135,592	—	6,781,680
Semiconductors & Semiconductor Equipment	24,208,499	2,363,323	—	26,571,822
Software	40,477,021	444,620	—	40,921,641
Specialty Retail	8,334,169	445,520	—	8,779,689
Technology Hardware, Storage & Peripherals	24,827,255	—	—	24,827,255
Textiles, Apparel & Luxury Goods	3,324,351	3,745,710	—	7,070,061
Thrifts & Mortgage Finance	345,705	—	—	345,705
Tobacco	897,574	757,313	—	1,654,887
Trading Companies & Distributors	2,331,866	1,929,596	—	4,261,462
Transportation Infrastructure	95,212	—	—	95,212
Water Utilities	533,396	311,695	—	845,091
Wireless Telecommunication Services	392,179	2,009,780	—	2,401,959
Total Common Stocks	412,941,133	96,865,521	—	509,806,654
Total Corporate Bonds & Notes*	—	393,065,732	—	393,065,732
Total Mutual Funds*	5,454,726	—	—	5,454,726
Preferred Stocks
Automobiles	—	301,880	—	301,880
Entertainment	10,742	—	—	10,742
Health Care Equipment & Supplies	—	154,028	—	154,028
Household Products	—	229,884	—	229,884
Total Preferred Stocks	10,742	685,792	—	696,534
Total Short-Term Investments*	—	92,264,511	—	92,264,511
Securities Lending Reinvestments
Certificates of Deposit	—	81,020,950	—	81,020,950
Commercial Paper	—	13,007,469	—	13,007,469
Repurchase Agreements	—	106,267,749	—	106,267,749
Mutual Funds	45,000,000	—	—	45,000,000
Total Securities Lending Reinvestments	45,000,000	200,296,168	—	245,296,168
Total Investments	$463,406,601	$783,177,724	$—	$1,246,584,325

Collateral for Securities Loaned (Liability)	$—	$(245,267,749)	$—	$(245,267,749)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,392,542	$—	$1,392,542
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,358,454)	—	(2,358,454)
Total Forward Contracts	$—	$(965,912)	$—	$(965,912)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$26,885,908	$—	$—	$26,885,908
Futures Contracts (Unrealized Depreciation)	(11,874,435)	—	—	(11,874,435)
Total Futures Contracts	$15,011,473	$—	$—	$15,011,473
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(435,296)	$—	$(435,296)

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-321

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—94.5% of Net Assets

Security Description	Shares	Value

Brazil—3.9%
Ambev S.A. (ADR)	421,900	$1,193,977
B3 S.A. - Brasil Bolsa Balcao	404,200	977,840
Banco Bradesco S.A.	84,876	256,625
Banco Bradesco S.A. (ADR)	246,745	908,022
Banco do Brasil S.A.	166,600	1,189,658
Cia Paranaense de Energia	26,200	157,365
Energisa S.A.	37,300	289,654
Getnet Adquirencia e Servicos para Meios de Pagamento S.A. (ADR)	16,687	28,869
Instituto Hermes Pardini S.A.	48,100	191,621
Itau Unibanco Holding S.A. (ADR)	129,400	668,998
JBS S.A.	165,500	770,688
JHSF Participacoes S.A.	99,800	136,906
Mahle-Metal Leve S.A.	20,800	89,688
Marfrig Global Foods S.A.	96,900	177,297
Petroleo Brasileiro S.A.	130,800	802,110
Petroleo Brasileiro S.A. (ADR)	49,000	604,660
Sao Martinho S.A.	44,600	210,997
Telefonica Brasil S.A.	104,400	783,627
TIM S.A.	32,000	71,660
TIM S.A. (ADR)	7,600	84,968
Vale S.A.	110,000	1,469,018
Vale S.A. (ADR)	117,500	1,565,100

		12,629,348

Chile—0.4%
Banco Santander Chile	3,026,365	105,734
Cencosud S.A.	507,445	642,163
Cia Cervecerias Unidas S.A.	42,007	228,302
Empresas COPEC S.A.	71,970	461,050

		1,437,249

China—30.3%
Tencent Holdings, Ltd.	341,000	11,516,252
3SBio, Inc.	670,000	474,407
Alibaba Group Holding, Ltd. (a)	908,900	9,117,080
Anhui Conch Cement Co., Ltd. - Class A	5,100	20,643
Anhui Conch Cement Co., Ltd. - Class H	132,000	416,041
Anhui Expressway Co., Ltd. - Class H	78,000	49,368
Anhui Yingjia Distillery Co., Ltd. - Class A	22,900	181,215
ANTA Sports Products, Ltd.	61,400	646,731
Asymchem Laboratories Tianjin Co., Ltd.	2,800	54,656
Autohome, Inc. (ADR)	4,200	120,792
BAIC Motor Corp., Ltd. - Class H	441,000	96,310
Baidu, Inc. - Class A (a)	164,800	2,431,865
Bank of Chengdu Co., Ltd. - Class A	77,100	177,787
Bank of China, Ltd. - Class H	2,714,000	885,886
Bank of Hangzhou Co., Ltd. - Class A	164,400	330,202
Bank of Jiangsu Co., Ltd. - Class A	479,680	502,934
Bank of Nanjing Co., Ltd. - Class A	142,100	210,541
Bank of Ningbo Co., Ltd. - Class A	41,700	184,759
Baoshan Iron & Steel Co., Ltd. - Class A	260,800	193,358
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. - Class A	2,175	35,058
Bilibili, Inc. - Class Z (a)	1,500	23,175
BOE Technology Group Co., Ltd. - Class A	169,100	77,915
Brilliance China Automotive Holdings, Ltd. (a) (b) (c)	818,000	312,625

China—(Continued)
BYD Co., Ltd. - Class A	9,500	337,043
BYD Co., Ltd. - Class H	62,000	1,524,710
BYD Electronic International Co., Ltd.	132,500	314,512
CGN Power Co., Ltd. - Class H	2,642,000	571,374
China BlueChemical, Ltd. - Class H	376,000	77,921
China Coal Energy Co., Ltd. - Class H	157,000	141,972
China Communications Services Corp., Ltd. - Class H	502,000	168,630
China Construction Bank Corp. - Class A	260,600	202,792
China Construction Bank Corp. - Class H	5,351,000	3,079,308
China Galaxy Securities Co., Ltd. - Class H	602,000	277,124
China Harmony Auto Holding, Ltd.	201,500	38,381
China Hongqiao Group, Ltd. (d)	553,500	451,861
China International Marine Containers Group Co., Ltd. - Class A	201,450	195,683
China International Marine Containers Group Co., Ltd. - Class H	197,250	125,515
China Jushi Co., Ltd. - Class A	26,800	49,643
China Lesso Group Holdings, Ltd.	384,000	354,777
China Longyuan Power Group Corp., Ltd. - Class H (d)	454,000	567,732
China Medical System Holdings, Ltd.	426,000	508,502
China Meidong Auto Holdings, Ltd.	26,000	41,137
China Mengniu Dairy Co., Ltd. (a)	32,000	125,515
China Merchants Bank Co., Ltd. - Class A	117,900	556,633
China Merchants Bank Co., Ltd. - Class H	321,000	1,485,150
China National Building Material Co., Ltd. - Class H	430,000	326,361
China Overseas Land & Investment, Ltd.	304,000	784,043
China Petroleum & Chemical Corp. - Class H	1,518,000	646,940
China Resources Beer Holdings Co., Ltd.	88,000	609,565
China Resources Land, Ltd.	334,000	1,302,106
China Resources Power Holdings Co., Ltd.	184,000	283,999
China Shenhua Energy Co., Ltd. - Class A	61,811	275,234
China Shenhua Energy Co., Ltd. - Class H	424,500	1,259,581
China State Construction Engineering Corp., Ltd. - Class A	370,100	268,611
China Tower Corp., Ltd. - Class H	1,162,000	124,135
China Traditional Chinese Medicine Holdings Co., Ltd.	218,000	75,308
China Vanke Co., Ltd. - Class H	272,700	495,762
China Yangtze Power Co., Ltd. - Class A	71,900	230,072
China Yongda Automobiles Services Holdings, Ltd.	305,000	163,046
Chinese Universe Publishing and Media Group Co., Ltd. - Class A	38,700	45,757
Chlitina Holding, Ltd.	17,000	82,797
Chongqing Brewery Co., Ltd. - Class A	13,100	207,028
Chongqing Zhifei Biological Products Co., Ltd. - Class A	11,200	136,122
CITIC Telecom International Holdings, Ltd.	635,000	205,491
CITIC, Ltd.	790,000	740,813
COFCO Joycome Foods, Ltd. (a)	1	0
Contemporary Amperex Technology Co., Ltd. - Class A	10,800	606,226
COSCO SHIPPING Holdings Co., Ltd. - Class A	145,420	225,601
COSCO SHIPPING Holdings Co., Ltd. - Class H	382,200	446,646
Country Garden Services Holdings Co., Ltd.	311	454
CRRC Corp., Ltd. - Class H	375,000	120,915
CSPC Pharmaceutical Group, Ltd.	844,240	829,002
Da An Gene Co., Ltd. of Sun Yat-Sen University - Class A	69,380	162,104
Dali Foods Group Co., Ltd.	422,000	181,447
Daqin Railway Co., Ltd. - Class A	147,200	140,383
Daqo New Energy Corp. (ADR) (a)	6,300	334,404
Dian Diagnostics Group Co., Ltd. - Class A	11,200	45,803
Dongfeng Motor Group Co., Ltd. - Class H	630,000	334,939
Dongyue Group, Ltd.	173,000	172,026
ENN Energy Holdings, Ltd.	10,500	139,717

BHFTI-322

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
ENN Natural Gas Co., Ltd. - Class A	108,800	$285,320
Fuyao Glass Industry Group Co., Ltd. - Class H (144A)	70,800	284,323
G-bits Network Technology Xiamen Co., Ltd. - Class A	3,244	113,609
GD Power Development Co., Ltd. - Class A (a)	564,000	323,518
Geely Automobile Holdings, Ltd.	199,000	269,800
Genscript Biotech Corp. (a)	108,000	234,830
Great Wall Motor Co., Ltd. - Class H	167,000	190,705
Guangdong Provincial Expressway Development Co., Ltd. - Class A	88,320	92,176
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	30,600	111,684
Guangzhou Kingmed Diagnostics Group Co., Ltd. - Class A	5,200	46,433
Haier Smart Home Co., Ltd. - Class A	65,800	229,635
Haier Smart Home Co., Ltd. - Class H	54,600	166,341
Haitian International Holdings, Ltd. (d)	150,000	282,268
Hangzhou Tigermed Consulting Co., Ltd. - Class A	2,338	30,021
Harbin Electric Co., Ltd. - Class H (a)	270,000	78,612
Helens International Holdings Co., Ltd. (a) (d)	74,000	102,825
Hengan International Group Co., Ltd.	114,000	507,458
Hengli Petrochemical Co., Ltd. - Class A	71,500	170,029
Hongfa Technology Co., Ltd. - Class A	46,340	226,500
Hopson Development Holdings, Ltd.	9,053	9,457
Huadong Medicine Co., Ltd. - Class A	28,900	163,413
Huaneng Power International, Inc. - Class H (a) (d)	200,000	86,876
Huaxin Cement Co., Ltd. - Class A	38,400	90,387
Huayu Automotive Systems Co., Ltd. - Class A	31,900	74,259
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	22,900	108,348
Hygeia Healthcare Holdings Co., Ltd. (a) (d)	38,600	216,984
Imeik Technology Development Co., Ltd. - Class A	2,420	167,140
Industrial & Commercial Bank of China, Ltd. - Class H (d)	3,072,000	1,433,085
Industrial Bank Co., Ltd. - Class A	181,100	423,462
Inner Mongolia ERDOS Resources Co., Ltd. - Class A	69,440	148,142
JD Health International, Inc. (a)	3,565	20,322
JD.com, Inc. - Class A	117,804	2,974,705
Jiangsu Expressway Co., Ltd. - Class H	256,000	192,090
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. - Class A	4,700	104,735
JiuGui Liquor Co., Ltd. - Class A	5,000	88,495
Jiumaojiu International Holdings, Ltd.	59,000	96,290
JNBY Design, Ltd.	92,500	90,089
Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	109,499	162,092
Jointown Pharmaceutical Group Co., Ltd. - Class A	64,800	104,574
JOYY, Inc. (ADR)	8,000	208,000
Kingboard Holdings, Ltd.	19,500	54,792
Kuaishou Technology (a)	149,500	963,328
Kunlun Energy Co., Ltd.	828,000	597,450
Kweichow Moutai Co., Ltd. - Class A	4,000	1,052,148
Lenovo Group, Ltd.	1,206,000	828,500
Li Auto, Inc. (ADR) (a)	17,800	409,578
Li Ning Co., Ltd.	163,000	1,238,672
Livzon Pharmaceutical Group, Inc. - Class H	70,300	176,037
Longfor Group Holdings, Ltd.	178,500	505,847
Lonking Holdings, Ltd.	235,000	34,408
Luxi Chemical Group Co., Ltd. - Class A	43,700	79,800
Luzhou Laojiao Co., Ltd. - Class A	4,000	129,512
Maanshan Iron & Steel Co., Ltd. - Class A	120,900	45,830
Meituan - Class B (a) (d)	259,300	5,434,690
Nanjing Iron & Steel Co., Ltd. - Class A	371,900	143,106
NARI Technology Co., Ltd. - Class A	63,744	222,534
NetDragon Websoft Holdings, Ltd.	35,500	64,480

China—(Continued)
NetEase, Inc.	149,200	2,265,700
Newborn Town, Inc. (a)	260,000	52,388
Newland Digital Technology Co., Ltd. - Class A	81,400	138,496
Ningbo Tuopu Group Co., Ltd. - Class A	18,000	187,168
NIO, Inc. (ADR) (a)	60,800	958,816
Nongfu Spring Co., Ltd. - Class H	90,800	522,199
PetroChina Co., Ltd. - Class H	2,514,000	1,033,800
Pharmaron Beijing Co., Ltd. - Class H	65,400	317,160
PICC Property & Casualty Co., Ltd. - Class H	1,076,000	1,112,955
Pinduoduo, Inc. (ADR) (a)	22,800	1,426,824
Ping An Insurance Group Co. of China, Ltd. - Class A	33,800	197,425
Ping An Insurance Group Co. of China, Ltd. - Class H	399,000	1,983,952
Pingdingshan Tianan Coal Mining Co., Ltd. - Class A	34,500	66,125
Power Construction Corp. of China, Ltd. - Class A	177,400	174,204
Proya Cosmetics Co., Ltd. - Class A	18,403	422,584
Remegen Co., Ltd. - Class H (a)	42,000	202,200
RLX Technology, Inc. (ADR) (a) (d)	12,600	13,230
Shaanxi Coal Industry Co., Ltd. - Class A	172,600	552,799
Shan Xi Hua Yang Group New Energy Co., Ltd. - Class A	44,800	114,866
Shandong Chenming Paper Holdings, Ltd. - Class A (a)	46,800	30,815
Shandong Sinocera Functional Material Co., Ltd. - Class A	6,600	26,939
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	28,000	37,565
Shanghai Fosun Pharmaceutical Group Co., Ltd. - Class H	31,000	74,701
Shanghai International Port Group Co., Ltd. - Class A	151,700	118,894
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. - Class A	132,800	180,305
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	13,360	572,238
Shenzhen Expressway Corp., Ltd. - Class H (d)	156,000	113,590
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	7,400	312,470
Shenzhen Overseas Chinese Town Co., Ltd. - Class A	166,100	112,625
Shougang Fushan Resources Group, Ltd.	358,000	103,722
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	28,000	86,979
Sihuan Pharmaceutical Holdings Group, Ltd. (d)	603,000	57,816
Silergy Corp.	4,000	52,433
Sinopharm Group Co., Ltd. - Class H	179,600	358,549
Sinotrans, Ltd. - Class A	401,400	200,787
Sinotrans, Ltd. - Class H	1,032,000	259,791
Sunny Optical Technology Group Co., Ltd.	35,700	335,550
Sunwoda Electronic Co., Ltd. - Class A	18,600	60,982
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	11,100	36,033
TangShan Port Group Co., Ltd. - Class A	323,600	117,705
TBEA Co., Ltd. - Class A	76,900	234,721
Tencent Music Entertainment Group (ADR) (a)	33,800	137,228
Tian Ge Interactive Holdings, Ltd.	66,231	4,718
Tingyi Cayman Islands Holding Corp.	265,876	455,082
Tongcheng Travel Holdings, Ltd. (a)	9,614	18,778
Tongwei Co., Ltd. - Class A	12,900	85,337
Topsports International Holdings, Ltd.	41,000	28,786
Trip.com Group, Ltd. (ADR) (a)	13,500	368,685
Tsingtao Brewery Co., Ltd. - Class A	8,400	125,689
Tsingtao Brewery Co., Ltd. - Class H	52,000	491,793
Uni-President China Holdings, Ltd.	205,000	171,850
Vipshop Holdings, Ltd. (ADR) (a)	25,600	215,296
Wangfujing Group Co., Ltd. - Class A	10,000	30,720
Want Want China Holdings, Ltd.	1,148,000	750,250
Weibo Corp. (ADR) (a)	17,100	292,410

BHFTI-323

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. - Class A	56,300	$138,188
Wuliangye Yibin Co., Ltd. - Class A	9,800	232,738
WuXi AppTec Co., Ltd. - Class A	10,991	110,018
WuXi AppTec Co., Ltd. - Class H	50,400	401,443
Wuxi Biologics Cayman, Inc. (144A) (a)	183,500	1,099,430
XD, Inc. (a)	14,000	28,381
Xiamen C & D, Inc. - Class A	154,600	301,279
Xiamen Xiangyu Co., Ltd. - Class A	223,200	262,390
Xiaomi Corp. - Class B (a)	447,400	502,610
Xinhua Winshare Publishing & Media Co., Ltd. - Class A	56,400	74,412
Xinte Energy Co., Ltd. - Class H	32,800	69,332
Xinxing Ductile Iron Pipes Co., Ltd. - Class A	499,200	251,023
XPeng, Inc. (ADR) (a)	20,600	246,170
Yadea Group Holdings, Ltd. (144A)	426,000	680,501
YongXing Special Materials Technology Co., Ltd. - Class A	5,300	92,175
YuanShengTai Dairy Farm, Ltd. (a)	953,000	21,800
Yum China Holdings, Inc.	23,200	1,098,056
Zai Lab, Ltd. (ADR) (a)	217	7,421
Zhejiang Century Huatong Group Co., Ltd. - Class A (a)	11,850	6,207
Zhejiang Expressway Co., Ltd. - Class H	234,000	158,904
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. - Class A	172,000	220,661
Zhejiang NHU Co., Ltd. - Class A	21,240	66,548
Zhejiang Orient Gene Biotech Co., Ltd. - Class A	3,127	33,255
Zhihu, Inc. (ADR) (a) (d)	46,500	49,290
Zhongsheng Group Holdings, Ltd.	27,500	108,127
Zijin Mining Group Co., Ltd. - Class H	108,000	104,103
ZTE Corp. - Class H	111,800	198,859
ZTO Express Cayman, Inc. (ADR)	8,100	194,643

		99,110,384

Czech Republic—0.3%
Komercni Banka A/S	20,560	514,412
Moneta Money Bank AS	133,141	374,237
Philip Morris CR A/S	106	69,324

		957,973

Egypt—0.1%
Eastern Co. S.A.E.	179,207	94,464
ElSewedy Electric Co. (a)	254,173	98,209

		192,673

Greece—0.4%
Danaos Corp. (d)	3,800	211,584
Hellenic Telecommunications Organization S.A.	32,436	471,143
JUMBO S.A.	9,977	133,016
Mytilineos S.A.	25,602	347,757
OPAP S.A.	22,928	275,371

		1,438,871

Hong Kong—0.5%
Bosideng International Holdings, Ltd.	1,320,000	652,221
China High Speed Transmission Equipment Group Co., Ltd. (a) (d)	535,000	239,839
Orient Overseas International, Ltd.	6,000	104,643
Sino Biopharmaceutical, Ltd.	147,000	68,382

Hong Kong—(Continued)
Skyworth Group, Ltd.	246,000	98,421
Truly International Holdings, Ltd.	482,000	74,617
United Laboratories International Holdings, Ltd. (The)	276,000	114,754
Vinda International Holdings, Ltd.	112,000	263,137

		1,616,014

Hungary—0.1%
Magyar Telekom Telecommunications plc	42,755	29,275
MOL Hungarian Oil & Gas plc	51,279	285,635

		314,910

India—14.6%
Adani Power, Ltd. (a)	55,471	252,408
Ajanta Pharma, Ltd.	5,478	84,927
Alkem Laboratories, Ltd.	7,210	289,403
Apollo Hospitals Enterprise, Ltd.	8,585	458,601
Apollo Tyres, Ltd.	24,674	84,185
Asahi India Glass, Ltd.	11,155	86,756
Asian Paints, Ltd.	9,122	377,799
Axis Bank, Ltd.	43,287	387,544
Bajaj Auto, Ltd.	1,894	81,931
Bajaj Finance, Ltd.	6,966	622,059
Bajaj Finserv, Ltd.	32,390	667,089
Balkrishna Industries, Ltd.	18,235	418,554
Balrampur Chini Mills, Ltd.	16,900	71,726
Bandhan Bank, Ltd. (a)	124,136	402,525
Bharat Electronics, Ltd.	973,086	1,204,420
Bharat Petroleum Corp., Ltd.	56,639	211,114
Bharti Airtel, Ltd.	68,775	671,465
Birlasoft, Ltd.	60,192	206,072
Bombay Burmah Trading Co.	6,950	77,876
CESC, Ltd.	223,332	211,667
Chambal Fertilizers and Chemicals, Ltd.	71,804	280,057
Cyient, Ltd.	33,563	326,846
Dabur India, Ltd.	20,262	141,959
DCM Shriram, Ltd.	24,986	307,045
Divi’s Laboratories, Ltd.	2,351	106,142
EID Parry India, Ltd.	52,239	382,391
Emami, Ltd.	40,962	250,325
Engineers India, Ltd.	45,586	35,861
Finolex Industries, Ltd.	20,842	34,723
GAIL India, Ltd.	740,695	789,000
Glenmark Pharmaceuticals, Ltd.	44,332	210,963
Godfrey Phillips India, Ltd.	3,458	48,496
Grasim Industries, Ltd.	54,179	1,103,233
Gujarat Ambuja Exports, Ltd.	23,404	79,588
Gujarat State Fertilizers & Chemicals, Ltd.	42,606	67,980
Gujarat State Petronet, Ltd.	106,922	301,663
HCL Technologies, Ltd.	117,854	1,332,363
Hindalco Industries, Ltd.	181,742	863,210
Hindustan Aeronautics, Ltd.	16,612	477,121
Hindustan Unilever, Ltd.	23,071	760,854
Housing Development Finance Corp., Ltd.	70,684	1,969,050
ICICI Bank, Ltd.	225,944	2,379,978
IIFL Wealth Management, Ltd.	3,631	82,155
Indian Oil Corp., Ltd.	1,081,175	888,613

BHFTI-324

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

India—(Continued)
Indus Towers, Ltd.	107,206	$259,832
Infosys, Ltd. (ADR)	224,000	3,801,280
ITC, Ltd.	229,392	931,692
JB Chemicals & Pharmaceuticals, Ltd.	14,445	338,337
JK Lakshmi Cement, Ltd.	18,723	133,587
JSW Steel, Ltd.	91,410	702,981
Kalpataru Power Transmission, Ltd.	33,854	172,310
Kotak Mahindra Bank, Ltd.	15,118	334,400
Mahindra & Mahindra, Ltd.	93,980	1,451,375
MakeMyTrip, Ltd. (a)	13,400	411,380
Manappuram Finance, Ltd.	19,672	23,492
Motilal Oswal Financial Services, Ltd.	10,632	94,210
Muthoot Finance, Ltd.	13,796	175,709
NHPC, Ltd.	800,792	353,849
NIIT, Ltd.	25,672	98,195
NTPC, Ltd.	641,279	1,252,379
Oil & Natural Gas Corp., Ltd.	149,366	230,595
Oil India, Ltd.	76,505	164,085
Orient Cement, Ltd.	55,756	88,640
Page Industries, Ltd.	1,785	1,111,795
Polyplex Corp., Ltd.	9,940	239,775
Power Grid Corp. of India, Ltd.	451,608	1,170,278
Raymond, Ltd.	17,500	219,915
REC, Ltd.	327,178	376,739
Redington, Ltd.	217,279	370,224
Reliance Industries, Ltd.	150,687	4,355,430
Shriram Transport Finance Co., Ltd.	41,138	601,522
Sonata Software, Ltd.	23,357	147,491
State Bank of India	186,167	1,205,952
Sun Pharmaceutical Industries, Ltd.	76,889	895,772
Sun TV Network, Ltd.	25,982	161,657
Tanla Platforms, Ltd.	19,048	180,926
Tata Chemicals, Ltd.	33,143	445,249
Tata Steel, Ltd.	602,370	728,994
Tech Mahindra, Ltd.	76,826	941,744
Torrent Power, Ltd.	58,076	348,110
Trident, Ltd.	249,088	111,358
Tube Investments of India, Ltd.	6,797	225,367
Uflex, Ltd.	8,654	76,787
UltraTech Cement, Ltd.	914	70,291
UPL, Ltd.	105,427	867,589
Vedanta, Ltd.	218,112	715,955
Welspun Corp., Ltd.	29,348	95,295
Welspun India, Ltd.	229,124	205,550
Wipro, Ltd.	181,442	869,832

		47,845,662

Indonesia—2.4%
Astra International Tbk PT	2,290,700	988,253
Bank Central Asia Tbk PT	2,942,200	1,642,448
Bank Mandiri Persero Tbk PT	2,508,000	1,537,770
Bank Rakyat Indonesia Persero Tbk PT	3,090,100	909,016
Indo Tambangraya Megah Tbk PT	167,300	453,880
Indofood Sukses Makmur Tbk PT	1,585,500	625,036
Japfa Comfeed Indonesia Tbk PT	850,000	84,228
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,541,400	109,118

Indonesia—(Continued)
Sumber Alfaria Trijaya Tbk PT	656,600	102,763
Telkom Indonesia Persero Tbk PT	455,800	132,773
Telkom Indonesia Persero Tbk PT (ADR)	28,800	830,880
United Tractors Tbk PT	150,100	322,389

		7,738,554

Malaysia—1.4%
Alliance Bank Malaysia Bhd	158,600	120,609
AMMB Holdings Bhd	29,554	24,733
Astro Malaysia Holdings Bhd	368,000	60,645
Bumi Armada Bhd (a)	3,077,300	252,524
CIMB Group Holdings Bhd	476,338	525,003
Hartalega Holdings Bhd	50,800	18,066
Hong Leong Financial Group Bhd	31,400	124,854
IHH Healthcare Bhd	486,500	617,098
IJM Corp. Bhd	157,700	56,546
IOI Corp. Bhd	259,300	209,672
Malayan Banking Bhd	44,000	81,262
Petronas Chemicals Group Bhd	278,900	502,857
Petronas Gas Bhd	35,400	125,776
Public Bank Bhd	76,600	69,647
RHB Bank Bhd	524,306	626,291
Sime Darby Bhd	761,300	350,203
Sime Darby Plantation Bhd	400,500	351,241
Ta Ann Holdings Bhd	86,500	59,944
Telekom Malaysia Bhd	244,300	287,229
TSH Resources Bhd	345,000	68,310
Westports Holdings Bhd	44,200	29,065

		4,561,575

Mexico—2.5%
Alfa S.A.B. de C.V. - Class A	638,400	405,746
Alpek S.A.B. de C.V.	72,900	94,910
Alsea S.A.B. de C.V. (a)	45,400	81,492
America Movil S.A.B. de C.V. - Series L	2,358,373	1,942,720
Arca Continental S.A.B. de C.V.	97,800	704,187
Fibra Uno Administracion S.A. de C.V.	733,700	754,848
Fomento Economico Mexicano S.A.B. de C.V.	8,400	52,687
GMexico Transportes S.A.B. de C.V.	42,500	71,327
Grupo Bimbo S.A.B. de C.V. - Series A	304,500	1,070,010
Grupo Comercial Chedraui S.A. de C.V.	82,800	245,282
Grupo Financiero Banorte S.A.B. de C.V. - Class O	188,100	1,204,935
Grupo Mexico S.A.B. de C.V. - Series B	34,600	116,860
Orbia Advance Corp. S.A.B. de C.V.	274,000	461,213
Sitios Latinoamerica SAB de C.V. (a)	117,919	53,691
Wal-Mart de Mexico S.A.B. de C.V.	237,200	833,047

		8,092,955

Peru—0.1%
Credicorp, Ltd.	300	36,840
Intercorp Financial Services, Inc.	7,700	154,462
Sociedad Minera Cerro Verde SAA	2,082	56,235

		247,537

BHFTI-325

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Philippines—0.7%
DMCI Holdings, Inc.	703,000	$118,221
Filinvest Land, Inc.	2,072,000	26,846
First Gen Corp.	70,600	19,578
Globe Telecom, Inc.	9,810	338,695
International Container Terminal Services, Inc.	171,860	459,489
Manila Electric Co.	49,830	223,585
Metropolitan Bank & Trust Co.	186,980	154,917
Nickel Asia Corp.	749,500	64,553
PLDT, Inc.	26,395	677,767
Semirara Mining & Power Corp.	195,600	129,655

		2,213,306

Poland—0.4%
Asseco Poland S.A.	17,977	249,758
Bank Polska Kasa Opieki S.A.	29,043	352,099
Cyfrowy Polsat S.A.	20,592	65,935
Dino Polska S.A. (a)	1,730	104,897
KRUK S.A.	3,576	169,735
Powszechna Kasa Oszczednosci Bank Polski S.A.	104,362	455,610

		1,398,034

Qatar—1.0%
Doha Bank QPSC	83,099	52,965
Industries Qatar QSC	45,058	208,441
Masraf Al Rayan QSC	478,922	540,052
Ooredoo QPSC	110,786	270,835
Qatar Gas Transport Co., Ltd.	301,507	339,382
Qatar International Islamic Bank QSC	112,534	335,398
Qatar Islamic Bank SAQ	105,474	713,153
Qatar National Bank QPSC	125,725	686,110
Vodafone Qatar QSC	106,310	45,059

		3,191,395

Russia—0.0%
Gazprom PJSC (a) (b) (c)	595,658	0
Lukoil PJSC (b) (c)	28,706	0
Magnit PJSC (b) (c)	5,721	0
MMC Norilsk Nickel PJSC (ADR) (b) (c)	9,141	0
Mobile TeleSystems PJSC (b) (c)	253,200	0
Novatek PJSC (GDR) (b) (c)	1,686	0
Novolipetsk Steel PJSC (GDR) (b) (c)	19,696	0
PhosAgro PAO (b) (c)	287	0
PhosAgro PJSC (GDR) (b) (c)	44,560	0
Rosneft Oil Co. PJSC (b) (c)	77,745	0
Sberbank of Russia PJSC † (a) (b) (c)	879,480	0
Severstal PAO (GDR) (a) (b) (c)	30,364	0
Tatneft PJSC (ADR) (b) (c)	7,842	0
X5 Retail Group NV (GDR) (b) (c)	23,631	0

		0

Saudi Arabia—4.3%
Al Rajhi Bank (a)	137,718	2,958,798
Alinma Bank	115,489	1,105,742
Arab National Bank	92,972	760,005
Arriyadh Development Co.	61,351	333,765

Saudi Arabia—(Continued)
Bank Al-Jazira	156,876	935,822
Banque Saudi Fransi	74,362	824,459
Etihad Etisalat Co.	8,780	82,733
Leejam Sports Co. JSC	11,730	240,631
Mouwasat Medical Services Co.	8	421
National Industrialization Co. (a)	114,561	412,872
National Medical Care Co.	3,401	65,231
Riyad Bank	117,670	987,607
SABIC Agri-Nutrients Co.	6,912	289,947
Sahara International Petrochemical Co.	81,222	896,207
Saudi Arabian Mining Co. (a)	9,744	179,964
Saudi Arabian Oil Co.	66,497	633,051
Saudi Basic Industries Corp.	71,373	1,683,429
Saudi National Bank (The)	80,865	1,350,011
Saudi Telecom Co.	13,250	138,391
United Electronics Co.	191	5,569
United International Transportation Co.	29,834	347,956

		14,232,611

Singapore—0.1%
BOC Aviation, Ltd.	45,900	323,587

South Africa—3.6%
Absa Group, Ltd.	57,173	554,333
African Rainbow Minerals, Ltd. (d)	18,469	248,252
Anglo American Platinum, Ltd.	5,041	353,964
AngloGold Ashanti, Ltd.	3,371	46,098
Astral Foods, Ltd.	5,529	58,774
Barloworld, Ltd.	30,680	156,106
CA Sales Holdings, Ltd. (a)	47,022	14,288
Capitec Bank Holdings, Ltd.	6,077	520,921
Curro Holdings, Ltd.	82,383	39,218
Exxaro Resources, Ltd.	6,056	67,528
FirstRand, Ltd.	121,796	405,264
Fortress REIT, Ltd. (REIT) - Class A (a)	92,373	45,496
Gold Fields, Ltd.	48,411	391,175
Impala Platinum Holdings, Ltd.	61,164	567,540
Investec, Ltd.	64,485	253,914
Kaap Agri, Ltd.	5,609	11,894
KAP Industrial Holdings, Ltd.	192,476	41,323
Kumba Iron Ore, Ltd.	15,488	328,298
Motus Holdings, Ltd.	58,863	373,073
Mr. Price Group, Ltd.	27,128	257,391
MTN Group, Ltd.	70,631	463,721
MultiChoice Group	31,197	198,543
Naspers, Ltd. - N Shares	11,013	1,364,858
Ninety One, Ltd.	8,867	17,086
Northam Platinum Holdings, Ltd. (a)	30,339	261,828
Old Mutual, Ltd.	483,946	260,522
Omnia Holdings, Ltd.	37,943	141,274
PSG Konsult, Ltd.	175,531	104,291
Rand Merchant Investment Holdings, Ltd.	250,048	402,726
Reunert, Ltd.	45,892	109,446
Sappi, Ltd. (a)	99,191	240,219
Sasol, Ltd.	22,281	350,512
Shoprite Holdings, Ltd.	81,135	968,866

BHFTI-326

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

South Africa—(Continued)
Sibanye Stillwater, Ltd.	332,199	$768,866
Stadio Holdings, Ltd.	46,371	9,766
Standard Bank Group, Ltd. (d)	60,681	478,728
Truworths International, Ltd.	121,292	331,718
Vodacom Group, Ltd.	9,242	61,966
Vukile Property Fund, Ltd.	137,437	93,985
Woolworths Holdings, Ltd.	154,069	518,875

		11,882,646

South Korea—10.1%
BGF retail Co., Ltd.	4,397	507,113
Celltrion, Inc.	455	55,260
Cheil Worldwide, Inc.	25,889	408,035
Chong Kun Dang Pharmaceutical Corp.	2,508	136,935
Com2uSCorp	2,564	136,527
Daewoong Pharmaceutical Co., Ltd.	1,055	116,365
Daishin Securities Co., Ltd.	18,907	180,635
DB HiTek Co., Ltd.	6,652	171,256
DB Insurance Co., Ltd.	18,426	705,751
DoubleUGames Co., Ltd.	867	26,418
E-MART, Inc.	1,940	113,640
GOLFZON Co., Ltd.	1,275	95,418
Green Cross Corp.	1,024	87,774
Green Cross Holdings Corp.	3,469	39,238
GS Engineering & Construction Corp.	7,471	116,604
GS Holdings Corp.	4,398	127,676
Hana Financial Group, Inc.	37,926	931,480
Hankook Tire & Technology Co., Ltd.	10,788	264,468
HL Holdings Corp.	1,668	36,905
Humasis Co., Ltd.	7,234	60,354
Hyundai Glovis Co., Ltd.	6,268	705,655
Hyundai Mobis Co., Ltd.	2,675	356,593
Hyundai Motor Co.	4,892	599,203
i-SENS, Inc.	2,515	56,354
ISU Chemical Co., Ltd.	24,928	362,486
Kakao Corp.	4,529	178,275
KB Financial Group, Inc.	39,495	1,196,330
Kia Corp.	26,724	1,333,723
Kolon Industries, Inc.	4,781	139,755
Korea Investment Holdings Co., Ltd.	2,864	94,336
Korea Real Estate Investment & Trust Co., Ltd.	131,987	126,263
Korean Reinsurance Co.	16,123	88,419
KT&G Corp.	18,065	1,093,002
Kumho Petrochemical Co., Ltd.	4,446	357,579
KUMHOE&C Co., Ltd.	12,812	66,631
LG Chem, Ltd.	1,366	506,206
LG Corp.	3,484	179,967
LG Electronics, Inc.	1,414	76,780
LG Innotek Co., Ltd.	3,240	611,131
LG Uplus Corp.	38,362	286,868
LOTTE Fine Chemical Co., Ltd.	918	35,824
LS Corp.	1,163	45,738
LS Electric Co., Ltd.	909	29,488
LX Semicon Co. Ltd.	3,608	191,245
MegaStudyEdu Co., Ltd.	4,555	226,051
Meritz Fire & Marine Insurance Co., Ltd.	8,259	169,316

South Korea—(Continued)
Mirae Asset Securities Co., Ltd.	129,734	538,618
NAVER Corp.	3,562	474,730
Neowiz (a)	3,640	93,748
NH Investment & Securities Co., Ltd.	46,359	289,611
POSCO Holdings, Inc.	4,327	637,123
Samsung C&T Corp.	594	42,614
Samsung Electro-Mechanics Co., Ltd.	8,970	693,026
Samsung Electronics Co., Ltd.	288,616	10,604,713
Samsung Engineering Co., Ltd. (a)	4,708	74,184
Samsung Fire & Marine Insurance Co., Ltd.	3,837	492,173
Samsung Life Insurance Co., Ltd.	972	42,154
Samsung SDI Co., Ltd.	1,555	586,688
Samsung Securities Co., Ltd.	14,365	306,158
SD Biosensor, Inc.	25,787	474,456
Seegene, Inc.	8,269	153,865
Shinhan Financial Group Co., Ltd.	54,382	1,264,982
SK Hynix, Inc.	37,939	2,176,870
SK Inc.	6,133	817,068
Woori Financial Group, Inc.	8,764	65,114

		33,258,965

Taiwan—13.5%
Acer, Inc.	109,000	74,785
Advanced International Multitech Co., Ltd.	82,000	236,068
ASE Technology Holding Co., Ltd.	359,000	895,077
Asia Vital Components Co., Ltd.	73,000	256,200
Asustek Computer, Inc.	60,000	440,316
AU Optronics Corp. (b) (c)	245,000	112,859
Cathay Financial Holding Co., Ltd.	817,251	1,023,059
Chicony Power Technology Co., Ltd.	19,000	39,893
China Airlines, Ltd.	71,000	43,491
China Development Financial Holding Corp.	2,123,984	796,808
ChipMOS Technologies, Inc.	216,000	204,470
Chunghwa Telecom Co., Ltd.	296,000	1,060,716
Compeq Manufacturing Co., Ltd.	248,000	352,880
CTBC Financial Holding Co., Ltd.	1,873,000	1,165,104
Delta Electronics, Inc.	33,000	262,248
Eva Airways Corp.	63,000	55,325
Evergreen Marine Corp. Taiwan, Ltd.	116,800	532,506
Far Eastern Department Stores, Ltd.	144,000	88,423
Far Eastern New Century Corp.	121,000	122,624
Farglory Land Development Co., Ltd.	130,000	235,296
First Financial Holding Co., Ltd.	858,332	700,409
Fubon Financial Holding Co., Ltd.	782,434	1,223,293
Gamania Digital Entertainment Co., Ltd.	154,000	280,442
Gigabyte Technology Co., Ltd.	61,000	167,842
Global Mixed Mode Technology, Inc.	12,000	45,257
Goldsun Building Materials Co., Ltd.	240,000	181,652
Holtek Semiconductor, Inc.	73,000	151,947
Hon Hai Precision Industry Co., Ltd.	904,000	2,885,992
Huaku Development Co., Ltd.	71,000	202,367
Kindom Development Co., Ltd.	231,100	184,004
King’s Town Bank Co., Ltd.	215,000	227,773
Kung Long Batteries Industrial Co., Ltd.	7,000	30,363
Lite-On Technology Corp.	468,000	933,788
MediaTek, Inc.	112,000	1,949,265

BHFTI-327

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Taiwan—(Continued)
Mega Financial Holding Co., Ltd.	48,175	$47,063
Micro-Star International Co., Ltd.	31,000	103,968
momo.com, Inc.	12,480	210,386
Novatek Microelectronics Corp.	51,000	347,933
Parade Technologies, Ltd.	6,000	112,230
Pou Chen Corp.	293,000	261,279
Quanta Computer, Inc.	171,000	412,201
Realtek Semiconductor Corp.	53,000	446,315
Shin Kong Financial Holding Co., Ltd.	1,230,000	316,739
Shinkong Insurance Co., Ltd.	32,000	49,175
Simplo Technology Co., Ltd.	37,000	305,360
Sinon Corp.	83,000	100,978
SinoPac Financial Holdings Co., Ltd.	1,940,210	1,052,041
Taishin Financial Holding Co., Ltd.	1,855,324	797,038
Taiwan Hon Chuan Enterprise Co., Ltd.	108,000	283,893
Taiwan Semiconductor Manufacturing Co., Ltd.	1,418,000	18,638,596
Teco Electric and Machinery Co., Ltd.	214,000	188,890
Test Research, Inc.	28,000	54,948
Tong Hsing Electronic Industries, Ltd.	12,000	61,945
TXC Corp.	82,000	186,043
Unimicron Technology Corp.	101,000	375,044
United Integrated Services Co., Ltd.	23,000	108,618
United Microelectronics Corp. (a)	609,000	683,906
Voltronic Power Technology Corp.	1,000	43,782
Wan Hai Lines, Ltd.	138,805	288,341
Winbond Electronics Corp.	348,000	214,301
Yang Ming Marine Transport Corp.	67,000	128,130
YFY, Inc.	174,000	129,100
Yuanta Financial Holding Co., Ltd.	1,537,954	943,438
Zhen Ding Technology Holding, Ltd.	15,000	49,608

		44,103,831

Thailand—2.0%
Advanced Info Service PCL (NVDR)	71,234	367,699
AP Thailand PCL (NVDR)	2,569,100	644,190
Bangkok Bank PCL	70,800	256,209
Chularat Hospital PCL - Class F	3,932,400	383,649
Delta Electronics Thailand PCL	15,600	270,477
Indorama Ventures PCL	172,400	178,250
Indorama Ventures PCL (NVDR)	550,700	564,633
Kiatnakin Phatra Bank PCL (NVDR)	318,400	576,870
PTT Exploration & Production PCL (NVDR)	269,400	1,142,862
PTT PCL	691,600	623,393
Siam Cement PCL (The)	605	5,229
SPCG PCL	70,100	27,691
Supalai PCL	809,800	405,759
Supalai PCL (NVDR)	435,200	217,928
Thai Vegetable Oil PCL (NVDR)	117,260	90,795
Thanachart Capital PCL	137,200	140,946
Tisco Financial Group PCL (NVDR)	279,200	684,568

		6,581,148

Turkey—0.5%
Ford Otomotiv Sanayi A/S	35,162	619,322
Haci Omer Sabanci Holding A/S	258,961	360,157

Turkey—(Continued)
KOC Holding A/S	213,522	522,586

		1,502,065

United Arab Emirates—1.3%
Abu Dhabi Commercial Bank PJSC	215,349	528,233
Abu Dhabi Islamic Bank PJSC	202,343	496,659
Aldar Properties PJSC	232,716	265,338
Dubai Islamic Bank PJSC	551,261	894,370
Emaar Properties PJSC	80,679	126,258
Emirates NBD Bank PJSC	150,305	525,417
Emirates Telecommunications Group Co. PJSC	140,550	891,842
First Abu Dhabi Bank PJSC	113,408	551,155

		4,279,272

Total Common Stocks (Cost $392,319,353)		309,150,565

Preferred Stocks—2.4%

Brazil—2.0%
Banco Bradesco S.A.	122,936	452,149
Braskem S.A. - Class A	74,900	364,340
Cia Energetica de Minas Gerais	473,750	944,980
Cia Paranaense de Energia	262,200	319,830
Gerdau S.A.	188,100	852,218
Itausa S.A.	597,440	1,077,626
Petroleo Brasileiro S.A.	366,100	2,022,446
Randon S.A. Implementos e Participacoes	33,100	58,292
Unipar Carbocloro S.A.	19,580	348,417

		6,440,298

South Korea—0.4%
Samsung Electronics Co., Ltd.	45,266	1,472,888

Taiwan—0.0%
China Development Financial Holding Corp.	5,460	1,409

Total Preferred Stocks (Cost $8,267,233)		7,914,595

Rights—0.0%

Philippines—0.0%
Globe Telecom, Inc., Expires 10/07/23 (a) (Cost $0)	741	4,349

Short-Term Investment—2.5%

Mutual Funds—2.5%
Invesco STIC Prime Portfolio, Institutional Class, 2.950% (f)	8,034,137	8,034,137

Total Short-Term Investments (Cost $8,034,137)		8,034,137

BHFTI-328

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments(e)—0.6%

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—0.1%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $100,025; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $102,000.	100,000	$100,000
HSBC Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $104,417; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.375%, maturity dates ranging from 10/31/22 - 05/15/52, and an aggregate market value of $106,505.	104,391	104,391
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $200,053; collateralized by various Common Stock with an aggregate market value of $220,058.	200,000	200,000

		404,391

Mutual Funds—0.5%
Allspring Government Money Market Fund, Select Class 2.750% (f)	200,000	200,000
BlackRock Liquidity Funds FedFund, Institutional Shares 2.730% (f)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (f)	300,000	300,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (f)	200,000	200,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (f)	300,000	300,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (f)	300,000	300,000
U.S. Government Money Market Fund, Institutional Share 2.590% (f)	2,000	2,000

		1,602,000

Total Securities Lending Reinvestments (Cost $2,006,391)		2,006,391

Total Investments—100.0% (Cost $410,627,114)		327,110,037
Other assets and liabilities (net)—0.0%		44,415

Net Assets—100.0%		$327,154,452

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 0.1% of net assets.
(d)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $2,239,085 and the collateral received consisted of cash in the amount of $2,006,391 and non-cash collateral with a value of $399,226. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $2,064,254, which is 0.6% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/29/19-05/10/21	879,480	$3,157,857	$0

Ten Largest Industries as of September 30, 2022 (Unaudited)	% of Net Assets
Banks	16.2
Semiconductors & Semiconductor Equipment	8.1
Internet & Direct Marketing Retail	6.5
Oil, Gas & Consumable Fuels	5.4
Interactive Media & Services	4.9
Technology Hardware, Storage & Peripherals	4.8
Metals & Mining	3.9
Chemicals	3.6
Automobiles	3.2
Insurance	2.7

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Mini Futures	12/16/22	191	USD	8,322,825	$(1,001,845)

BHFTI-329

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(NVDR)—	Non-Voting Depository Receipts
(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$12,629,348	$—	$—	$12,629,348
Chile	1,437,249	—	—	1,437,249
China	6,080,843	92,716,916	312,625	99,110,384
Czech Republic	—	957,973	—	957,973
Egypt	—	192,673	—	192,673
Greece	211,584	1,227,287	—	1,438,871
Hong Kong	—	1,616,014	—	1,616,014
Hungary	—	314,910	—	314,910
India	4,212,660	43,633,002	—	47,845,662
Indonesia	830,880	6,907,674	—	7,738,554
Malaysia	—	4,561,575	—	4,561,575
Mexico	8,092,955	—	—	8,092,955
Peru	247,537	—	—	247,537
Philippines	—	2,213,306	—	2,213,306
Poland	—	1,398,034	—	1,398,034
Qatar	—	3,191,395	—	3,191,395
Russia	—	—	0	0
Saudi Arabia	—	14,232,611	—	14,232,611
Singapore	—	323,587	—	323,587
South Africa	14,288	11,868,358	—	11,882,646
South Korea	—	33,258,965	—	33,258,965
Taiwan	—	43,990,972	112,859	44,103,831
Thailand	2,291,603	4,289,545	—	6,581,148
Turkey	—	1,502,065	—	1,502,065
United Arab Emirates	—	4,279,272	—	4,279,272
Total Common Stocks	36,048,947	272,676,134	425,484	309,150,565

BHFTI-330

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Brazil	$6,440,298	$—	$—	$6,440,298
South Korea	—	1,472,888	—	1,472,888
Taiwan	—	1,409	—	1,409
Total Preferred Stocks	6,440,298	1,474,297	—	7,914,595
Total Rights*	—	4,349	—	4,349
Total Short-Term Investment*	8,034,137	—	—	8,034,137
Securities Lending Reinvestments
Repurchase Agreements	—	404,391	—	404,391
Mutual Funds	1,602,000	—	—	1,602,000
Total Securities Lending Reinvestments	1,602,000	404,391	—	2,006,391
Total Investments	$52,125,382	$274,559,171	$425,484	$327,110,037

Collateral for Securities Loaned (Liability)	$—	$(2,006,391)	$—	$(2,006,391)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,001,845)	$—	$—	$(1,001,845)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2022 is not presented.

During the period ended September 30, 2022, transfers into Level 3 in the amount of $15,080,770 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTI-331

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mutual Funds—88.1% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—88.1%
Energy Select Sector SPDR Fund (a)	438,003	$31,544,976
Financial Select Sector SPDR Fund (a) (b)	1,041,253	31,612,441
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF	3,137,033	50,757,194
iShares 20+ Year Treasury Bond ETF	836,329	85,681,906
iShares Core MSCI Emerging Markets ETF	1,115,551	47,946,382
iShares Core S&P Mid-Cap ETF (b)	143,170	31,391,454
iShares Core S&P Small-Cap ETF (b)	228,258	19,901,815
iShares MSCI Canada ETF (b)	816,652	25,120,215
iShares MSCI EAFE ETF (b)	3,252,124	182,151,465
iShares TIPS Bond ETF (b)	816,019	85,600,393
SPDR Bloomberg High Yield Bond ETF (a) (b)	1,352,567	118,823,011
SPDR Dow Jones International Real Estate ETF (a) (b)	1,284,014	30,957,578
SPDR S&P 500 ETF Trust (a) (b)	884,181	315,811,770
SPDR S&P International Small Cap ETF (a)	1,225,139	31,939,374
Utilities Select Sector SPDR Fund (a) (b)	466,783	30,578,954
Vanguard FTSE Europe ETF (b)	507,025	23,399,204
Vanguard FTSE Pacific ETF	988,168	56,760,370
Vanguard Real Estate ETF	93,698	7,511,769
Vanguard Total Bond Market ETF	3,418,305	243,827,696

Total Mutual Funds (Cost $1,669,658,242)		1,451,317,967

Short-Term Investment—11.9%

Mutual Funds—11.9%
Invesco STIC Prime Portfolio, Institutional Class, 2.950% (e)	195,627,267	195,627,267

Total Short-Term Investments (Cost $195,627,267)		195,627,267

Securities Lending Reinvestments (c)—29.0%

Certificates of Deposit—10.3%
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (d)	10,000,000	10,000,000
Bank of Nova Scotia 3.460%, FEDEFFPRV + 0.380%, 01/06/23 (d)	4,000,000	4,001,144
3.470%, SOFR + 0.510%, 03/15/23 (d)	14,000,000	14,000,000
BNP Paribas S.A. 3.180%, SOFR + 0.220%, 11/17/22 (d)	5,000,000	4,999,400
Canadian Imperial Bank of Commerce (NY) 3.210%, SOFR + 0.250%, 02/03/23 (d)	7,000,000	6,999,357
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (d)	8,000,000	7,998,816
Commonwealth Bank of Australia 3.360%, SOFR + 0.400%, 11/25/22 (d)	5,000,000	5,001,315
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (d)	10,000,000	10,000,000
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	5,000,000	5,000,790
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (d)	8,000,000	8,000,936
3.390%, SOFR + 0.430%, 01/06/23 (d)	6,000,000	6,002,754

Certificates of Deposit—(Continued)
Credit Industriel et Commercial (NY) 3.170%, SOFR + 0.210%, 11/08/22 (d)	5,000,000	4,999,945
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 11/03/22	5,000,000	4,984,900
3.520%, SOFR + 0.560%, 02/14/23 (d)	5,000,000	5,004,475
Mizuho Bank, Ltd. 3.300%, SOFR + 0.320%, 10/26/22 (d)	5,000,000	5,000,000
MUFG Bank Ltd. (NY) 3.490%, SOFR + 0.510%, 02/17/23 (d)	6,000,000	6,005,202
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 12/01/22 (d)	5,000,000	5,002,230
Nordea Bank Abp (NY)
3.440%, SOFR + 0.460%, 02/13/23 (d)	3,000,000	3,002,001
3.480%, SOFR + 0.500%, 02/27/23 (d)	5,000,000	5,004,295
3.510%, SOFR + 0.550%, 02/21/23 (d)	4,000,000	4,004,280
Rabobank (London) 3.510%, SOFR + 0.530%, 05/16/23 (d)	4,000,000	4,000,000
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (d)	15,000,000	15,001,785
Sumitomo Mitsui Trust Bank, Ltd. 3.410%, SOFR + 0.450%, 02/24/23 (d)	11,000,000	11,009,229
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (d)	4,000,000	4,000,228
Toronto-Dominion Bank (The) 3.340%, SOFR + 0.360%, 03/21/23 (d)	5,000,000	5,000,000
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (d)	5,000,000	4,998,450

		169,021,532

Commercial Paper—2.1%
Australia & New Zealand Banking Group, Ltd. 3.380%, SOFR + 0.420%, 12/19/22 (d)	6,000,000	6,002,094
Macquarie Bank Ltd.
3.420%, SOFR + 0.440%, 11/16/22 (d)	5,000,000	5,001,360
3.560%, SOFR + 0.580%, 02/03/23 (d)	8,000,000	8,007,504
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (d)	5,000,000	5,000,800
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (d)	6,000,000	6,000,000
United Overseas Bank, Ltd. 3.530%, SOFR + 0.550%, 02/03/23 (d)	5,000,000	5,004,515

		35,016,273

Master Demand Notes—0.7%
Natixis Financial Products LLC 3.300%, OBFR + 0.230%, 10/03/22 (d)	12,000,000	12,000,000

Repurchase Agreements—13.1%
Cantor Fitzgerald & Co. Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $2,000,508; collateralized by U.S. Government Agency Obligations with rates ranging from 0.875% - 8.000%, maturity dates ranging from 04/01/23 - 07/20/72, and an aggregate market value of $2,040,000.	2,000,000	2,000,000

BHFTI-332

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/22 at 3.370%, due on 11/04/22 with a maturity value of $5,016,382; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.250%, maturity dates ranging from 02/15/32 - 02/15/42, and various Common Stock with an aggregate market value of $5,101,400.	5,000,000	$5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $73,837,116; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $75,295,352.	73,818,969	73,818,969
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $10,002,558; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $10,225,508.	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $35,020,893; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $35,789,276.	35,000,000	35,000,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $42,026,133; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $46,034,103.	42,000,000	42,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $25,015,726; collateralized by various Common Stock with an aggregate market value of $27,839,930.	25,000,000	25,000,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $3,500,895; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $3,888,725.	3,500,000	3,500,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $11,707,212; collateralized by various Common Stock with an aggregate market value of $13,015,678.	11,700,000	11,700,000

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $7,001,838; collateralized by various Common Stock with an aggregate market value of $7,702,022.	7,000,000	7,000,000

		215,018,969

Time Deposit—0.3%
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (d)	5,000,000	5,000,000

Mutual Funds—2.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (e)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Intermediary Class 2.940% (e)	20,000,000	20,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (e)	20,000,000	20,000,000

		42,000,000

Total Securities Lending Reinvestments (Cost $478,004,724)		478,056,774

Total Investments—129.0% (Cost $2,343,290,233)		2,125,002,008
Other assets and liabilities (net)—(29.0)%		(477,721,835)

Net Assets—100.0%		$1,647,280,173

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $468,117,597 and the collateral received consisted of cash in the amount of $478,001,508 and non-cash collateral with a value of $5,968,190. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

BHFTI-333

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,451,317,967	$—	$—	$1,451,317,967
Total Short-Term Investment*	195,627,267	—	—	195,627,267
Securities Lending Reinvestments
Certificates of Deposit	—	169,021,532	—	169,021,532
Commercial Paper	—	35,016,273	—	35,016,273
Master Demand Notes	—	12,000,000	—	12,000,000
Repurchase Agreements	—	215,018,969	—	215,018,969
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	42,000,000	—	—	42,000,000
Total Securities Lending Reinvestments	42,000,000	436,056,774	—	478,056,774
Total Investments	$1,688,945,234	$436,056,774	$—	$2,125,002,008

Collateral for Securities Loaned (Liability)	$—	$(478,001,508)	$—	$(478,001,508)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-334

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Mutual Funds—87.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—87.5%
Energy Select Sector SPDR Fund (a)	178,362	$12,845,631
Financial Select Sector SPDR Fund (a) (b)	424,453	12,886,393
Invesco Optimum Yield Diversified Commodity Strategy No. K-1 ETF (b)	1,277,532	20,670,468
iShares 20+ Year Treasury Bond ETF	335,903	34,413,262
iShares Core MSCI Emerging Markets ETF	757,781	32,569,427
iShares Core S&P Mid-Cap ETF (b)	145,811	31,970,520
iShares Core S&P Small-Cap ETF (b)	241,615	21,066,412
iShares MSCI Canada ETF (b)	499,376	15,360,806
iShares MSCI EAFE ETF (b)	2,044,931	114,536,585
iShares TIPS Bond ETF (b)	199,345	20,911,291
SPDR Bloomberg High Yield Bond ETF (a) (b)	157,384	13,826,185
SPDR Dow Jones International Real Estate ETF (a) (b)	523,303	12,616,835
SPDR S&P 500 ETF Trust (a) (b)	448,548	160,212,375
SPDR S&P International Small Cap ETF (a) (b)	747,799	19,495,120
Utilities Select Sector SPDR Fund (b)	190,273	12,464,784
Vanguard FTSE Europe ETF (b)	206,619	9,535,467
Vanguard FTSE Pacific ETF	402,366	23,111,903
Vanguard Real Estate ETF	38,360	3,075,321
Vanguard Total Bond Market ETF (b)	100,051	7,136,638

Total Mutual Funds (Cost $674,547,552)		578,705,423

Short-Term Investment—12.4%

Mutual Funds—12.4%
Invesco STIC Prime Portfolio, Institutional Class, 2.950% (e)	82,242,100	82,242,100

Total Short-Term Investments (Cost $82,242,100)		82,242,100

Securities Lending Reinvestments (c)—29.2%

Certificates of Deposit—11.7%
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (d)	6,000,000	6,000,000
Bank of Nova Scotia 3.470%, SOFR+0.510%, 03/15/23 (d)	5,000,000	5,000,000
BNP Paribas S.A. 3.180%, SOFR+0.220%, 11/17/22 (d)	2,000,000	1,999,760
Citibank N.A. 3.360%, SOFR+0.380%, 03/27/23 (d)	4,000,000	3,999,408
Commonwealth Bank of Australia 3.360%, SOFR+0.400%, 11/25/22 (d)	3,000,000	3,000,789
Cooperatieve Rabobank UA 3.350%, SOFR+0.370%, 03/20/23 (d)	5,000,000	5,000,000
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	4,000,000	4,000,632
Credit Agricole S.A. 3.450%, FEDEFFPRV+0.370%, 11/18/22 (d)	3,000,000	3,000,468
Credit Industriel et Commercial 3.340%, SOFR+0.380%, 10/25/22 (d)	4,000,000	4,000,468
Credit Suisse AG 3.370%, FEDEFF PRV + 0.290%, 10/12/22 (d)	1,000,000	1,000,026

Certificates of Deposit—(Continued)
Mitsubishi UFJ Trust and Banking Corp. 3.520%, SOFR+0.560%, 02/14/23 (d)	3,000,000	3,002,685
Mizuho Bank, Ltd. 3.300%, SOFR+0.320%, 10/26/22 (d)	5,000,000	5,000,000
Natixis S.A. (New York) 3.460%, SOFR+0.500%, 12/01/22 (d)	3,000,000	3,001,338
3.460%, SOFR+0.500%, 02/13/23 (d)	6,000,000	6,004,758
Nordea Bank Abp (NY) 3.510%, SOFR+0.550%, 02/21/23 (d)	2,000,000	2,002,140
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (d)	5,000,000	5,000,595
Sumitomo Mitsui Banking Corp. 3.360%, SOFR+0.400%, 11/02/22 (d)	4,000,000	4,000,912
Sumitomo Mitsui Trust Bank, Ltd. 3.410%, SOFR+0.450%, 02/24/23 (d)	4,000,000	4,003,356
Svenska Handelsbanken AB 3.330%, SOFR+0.350%, 10/13/22 (d)	4,000,000	4,000,228
Westpac Banking Corp. 3.190%, SOFR+0.230%, 02/17/23 (d)	4,000,000	3,998,760

		77,016,323

Commercial Paper—2.7%
Australia & New Zealand Banking Group, Ltd. 3.360%, SOFR+0.400%, 12/01/22 (d)	4,000,000	4,001,004
Macquarie Bank Ltd. 3.420%, SOFR+0.440%, 11/16/22 (d)	3,000,000	3,000,816
3.560%, SOFR+0.580%, 02/03/23 (d)	5,000,000	5,004,690
UBS AG 3.550%, SOFR+0.570%, 03/23/23 (d)	6,000,000	6,000,000

		18,006,510

Repurchase Agreements—10.5%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/22 at 3.370%, due on 11/04/22 with a maturity value of $4,013,106; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.250%, maturity dates ranging from 02/15/32 - 02/15/42, and various Common Stock with an aggregate market value of $4,081,120.	4,000,000	4,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $38,649,501; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $39,412,804.	38,640,002	38,640,002
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $5,001,279; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $5,112,754.	5,000,000	5,000,000

BHFTI-335

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $9,705,790; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $9,918,742.	9,700,000	$9,700,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $5,003,111; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $5,480,250.	5,000,000	5,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $3,202,013; collateralized by various Common Stock with an aggregate market value of $3,563,511.	3,200,000	3,200,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $3,100,775; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $3,164,108.	3,100,000	3,100,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,100,281; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $1,222,171.	1,100,000	1,100,000

		69,740,002

Time Deposit—0.8%
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (d)	5,000,000	5,000,000

Mutual Funds—3.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (e)	3,000,000	3,000,000

Mutual Funds—(Continued)
HSBC U.S. Government Money Market Fund, Intermediary Class 2.940% (e)	15,000,000	15,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (e)	5,000,000	5,000,000

		23,000,000

Total Securities Lending Reinvestments (Cost $192,740,002)		192,762,835

Total Investments—129.1% (Cost $949,529,654)		853,710,358
Other assets and liabilities (net)—(29.1)%		(192,613,766)

Net Assets—100.0%		$661,096,592

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $195,262,152 and the collateral received consisted of cash in the amount of $192,740,002 and non-cash collateral with a value of $9,873,222. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-336

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$578,705,423	$—	$—	$578,705,423
Total Short-Term Investment*	82,242,100	—	—	82,242,100
Securities Lending Reinvestments
Certificates of Deposit	—	77,016,323	—	77,016,323
Commercial Paper	—	18,006,510	—	18,006,510
Repurchase Agreements	—	69,740,002	—	69,740,002
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	23,000,000	—	—	23,000,000
Total Securities Lending Reinvestments	23,000,000	169,762,835	—	192,762,835
Total Investments	$683,947,523	$169,762,835	$—	$853,710,358

Collateral for Securities Loaned (Liability)	$—	$(192,740,002)	$—	$(192,740,002)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-337

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—97.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
Boeing Co. (The) (a)	48,901	$5,920,933
L3Harris Technologies, Inc.	146,000	30,343,180

		36,264,113

Air Freight & Logistics—2.1%
United Parcel Service, Inc. - Class B	314,128	50,744,237

Airlines—0.6%
Southwest Airlines Co. (a)	445,187	13,729,567

Auto Components—0.1%
Magna International, Inc. (b)	72,008	3,414,619

Banks—6.7%
Bank of America Corp.	889,751	26,870,480
Citigroup, Inc.	462,197	19,259,749
Fifth Third Bancorp	360,586	11,524,329
Huntington Bancshares, Inc. (b)	2,238,648	29,505,381
Wells Fargo & Co.	1,913,029	76,942,026

		164,101,965

Beverages—0.9%
Coca-Cola Co. (The)	385,737	21,608,987

Biotechnology—1.4%
AbbVie, Inc. (b)	259,034	34,764,953

Capital Markets—1.9%
Charles Schwab Corp. (The)	141,475	10,167,808
Goldman Sachs Group, Inc. (The)	99,582	29,182,505
Morgan Stanley	75,576	5,971,260

		45,321,573

Chemicals—3.0%
CF Industries Holdings, Inc.	262,675	25,282,468
International Flavors & Fragrances, Inc.	340,983	30,971,486
RPM International, Inc.	215,767	17,975,549

		74,229,503

Commercial Services & Supplies—0.5%
Stericycle, Inc. (a) (b)	292,568	12,320,038

Communications Equipment—0.7%
Cisco Systems, Inc.	418,933	16,757,320

Containers & Packaging—1.7%
International Paper Co. (b)	1,346,159	42,673,240

Diversified Financial Services—1.4%
Equitable Holdings, Inc.	1,296,025	34,150,259

Electric Utilities—4.3%
Entergy Corp. (b)	135,137	13,598,836
NextEra Energy, Inc.	111,661	8,755,339
Southern Co. (The)	1,217,727	82,805,436

		105,159,611

Electronic Equipment, Instruments & Components—0.7%
TE Connectivity, Ltd.	160,128	17,671,726

Entertainment—1.9%
Walt Disney Co. (The) (a)	487,943	46,027,663

Equity Real Estate Investment Trusts—5.1%
AvalonBay Communities, Inc. (b)	292,335	53,845,184
Equinix, Inc.	32,974	18,756,930
Welltower, Inc. (b)	195,493	12,574,110
Weyerhaeuser Co.	1,378,325	39,364,962

		124,541,186

Food & Staples Retailing—2.3%
Walmart, Inc.	435,014	56,421,316

Food Products—1.9%
Conagra Brands, Inc.	1,411,482	46,056,658

Health Care Equipment & Supplies—6.2%
Becton Dickinson & Co. (b)	232,157	51,731,544
Hologic, Inc. (a) (b)	279,964	18,063,277
Medtronic plc	475,049	38,360,207
Zimmer Biomet Holdings, Inc.	405,693	42,415,203

		150,570,231

Health Care Providers & Services—4.9%
Cigna Corp.	164,156	45,548,365
CVS Health Corp.	253,727	24,197,944
Elevance Health, Inc.	112,470	51,088,373

		120,834,682

Hotels, Restaurants & Leisure—0.7%
Las Vegas Sands Corp. (a) (b)	464,591	17,431,454

Household Products—1.4%
Kimberly-Clark Corp.	309,346	34,813,799

Industrial Conglomerates—3.8%
General Electric Co.	1,028,332	63,664,034
Siemens AG (ADR)	579,568	28,369,854

		92,033,888

Insurance—4.8%
American International Group, Inc.	1,046,451	49,685,493
Chubb, Ltd.	302,910	55,093,271
Hartford Financial Services Group, Inc. (The)	185,000	11,458,900

		116,237,664

Interactive Media & Services—1.7%
Alphabet, Inc. - Class C (a)	208,060	20,004,969
Meta Platforms, Inc. - Class A (a)	166,000	22,522,880

		42,527,849

IT Services—2.1%
Fiserv, Inc. (a)	557,072	52,125,227

BHFTI-338

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc.	39,466	$20,016,761

Machinery—2.6%
Cummins, Inc.	214,847	43,723,513
Stanley Black & Decker, Inc. (b)	264,000	19,855,440

		63,578,953

Media—2.0%
Comcast Corp. - Class A	574,470	16,849,205
News Corp. - Class A	2,100,752	31,742,363

		48,591,568

Multi-Utilities—4.0%
Ameren Corp. (b)	351,083	28,279,736
Dominion Energy, Inc.	226,000	15,618,860
Sempra Energy	353,512	53,005,589

		96,904,185

Multiline Retail—0.3%
Kohl’s Corp. (b)	326,977	8,223,472

Oil, Gas & Consumable Fuels—7.7%
ConocoPhillips	386,563	39,560,857
Exxon Mobil Corp.	419,859	36,657,889
TC Energy Corp. (b)	1,110,438	44,739,547
TotalEnergies SE (ADR) (b)	1,467,784	68,281,312

		189,239,605

Pharmaceuticals—6.1%
Bristol-Myers Squibb Co.	303,741	21,592,948
Elanco Animal Health, Inc. (a)	1,241,195	15,403,230
Johnson & Johnson	366,476	59,867,519
Merck & Co., Inc.	322,521	27,775,509
Pfizer, Inc.	581,270	25,436,375

		150,075,581

Semiconductors & Semiconductor Equipment—3.9%
Applied Materials, Inc.	118,336	9,695,269
NXP Semiconductors NV	32,975	4,864,142
QUALCOMM, Inc.	474,144	53,568,789
Texas Instruments, Inc.	169,977	26,309,040

		94,437,240

Software—1.4%
Microsoft Corp.	149,722	34,870,254

Specialty Retail—2.2%
Best Buy Co., Inc.	300,000	19,002,000
TJX Cos., Inc. (The)	574,442	35,684,337

		54,686,337

Technology Hardware, Storage & Peripherals—0.5%
Western Digital Corp. (a) (b)	381,000	12,401,550

Tobacco—1.9%
Philip Morris International, Inc.	552,161	45,834,885

Total Common Stocks (Cost $2,299,024,401)		2,391,393,719

Convertible Preferred Stocks—0.2%

Health Care Equipment & Supplies—0.2%
Becton Dickinson and Co. 6.000%, 06/01/23 (b)	114,664	5,405,261

Pharmaceuticals—0.0%
Elanco Animal Health, Inc. 5.000%, 02/01/23	19,833	414,708

Total Convertible Preferred Stocks (Cost $6,724,850)		5,819,969

Short-Term Investments—1.8%

Mutual Funds—1.8%
T. Rowe Price Treasury Reserve Fund (c)	44,987,453	44,987,453

Total Short-Term Investments (Cost $44,987,453)		44,987,453

Securities Lending Reinvestments (d)—5.2%

Certificates of Deposit—1.4%
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (e)	3,000,000	3,000,000
Bank of Nova Scotia 3.460%, FEDEFF PRV + 0.380%, 01/06/23 (e)	2,000,000	2,000,572
3.470%, SOFR + 0.510%, 03/15/23 (e)	2,000,000	2,000,000
BNP Paribas S.A. 3.180%, SOFR + 0.220%, 11/17/22 (e)	1,000,000	999,880
Canadian Imperial Bank of Commerce (NY) 3.460%, SOFR + 0.500%, 03/03/23 (e)	3,000,000	3,002,149
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (e)	1,000,000	999,852
Commonwealth Bank of Australia 3.360%, SOFR + 0.400%, 11/25/22 (e)	1,000,000	1,000,263
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (e)	2,000,000	2,000,000
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	1,000,000	1,000,158
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (e)	1,000,000	1,000,117
Credit Suisse (NY) 3.370%, FEDEFF PRV + 0.290%, 10/17/22 (e)	2,000,000	2,000,064
Natixis S.A. (New York)
3.460%, SOFR + 0.500%, 12/01/22 (e)	2,000,000	2,000,892
3.460%, SOFR + 0.500%, 02/13/23 (e)	2,000,000	2,001,586
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (e)	1,000,000	1,000,057
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (e)	2,000,000	2,000,238
Sumitomo Mitsui Banking Corp. 3.370%, SOFR + 0.410%, 03/06/23 (e)	1,000,000	1,000,222

BHFTI-339

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Sumitomo Mitsui Trust Bank, Ltd. 3.300%, SOFR + 0.340%, 10/11/22 (e)	2,000,000	$2,000,084
3.410%, SOFR + 0.450%, 02/24/23 (e)	1,000,000	1,000,839
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (e)	2,000,000	2,000,114
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (e)	3,000,000	2,999,070

		35,006,157

Commercial Paper—0.2%
Macquarie Bank Ltd. 3.560%, SOFR + 0.580%, 02/03/23 (e)	3,000,000	3,002,814
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (e)	2,000,000	2,000,000

		5,002,814

Repurchase Agreements—1.5%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/22 at 3.370%, due on 11/04/22 with a maturity value of $5,016,382; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.250%, maturity dates ranging from 02/15/32 - 02/15/42, and various Common Stock with an aggregate market value of $5,101,400.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $17,677,912; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $18,027,039.	17,673,567	17,673,567
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $2,201,313; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $2,249,612.	2,200,000	2,200,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $5,001,238; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value of $5,101,262.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $1,300,325; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $1,326,884.	1,300,000	1,300,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $2,300,588; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $2,555,448.	2,300,000	2,300,000

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $3,000,788; collateralized by various Common Stock with an aggregate market value of $3,300,867.	3,000,000	3,000,000

		36,473,567

Time Deposit—0.1%
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (e)	3,000,000	3,000,000

Mutual Funds—2.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (f)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.930% (f)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (f)	20,000,000	20,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (f)	5,000,000	5,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (f)	8,000,000	8,000,000
STIT-Government & Agency Portfolio, Institutional Class 2.880% (f)	5,000,000	5,000,000

		48,000,000

Total Securities Lending Reinvestments (Cost $127,473,567)		127,482,538

Total Investments—104.9% (Cost $2,478,210,271)		2,569,683,679
Other assets and liabilities (net)—(4.9)%		(120,530,867)

Net Assets—100.0%		$2,449,152,812

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $124,506,947 and the collateral received consisted of cash in the amount of $127,473,567 and non-cash collateral with a value of $1,788,178. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

BHFTI-340

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,391,393,719	$—	$—	$2,391,393,719
Total Convertible Preferred Stocks*	5,819,969	—	—	5,819,969
Total Short-Term Investments*	44,987,453	—	—	44,987,453
Securities Lending Reinvestments
Certificates of Deposit	—	35,006,157	—	35,006,157
Commercial Paper	—	5,002,814	—	5,002,814
Repurchase Agreements	—	36,473,567	—	36,473,567
Time Deposit	—	3,000,000	—	3,000,000
Mutual Funds	48,000,000	—	—	48,000,000
Total Securities Lending Reinvestments	48,000,000	79,482,538	—	127,482,538
Total Investments	$2,490,201,141	$79,482,538	$—	$2,569,683,679

Collateral for Securities Loaned (Liability)	$—	$(127,473,567)	$—	$(127,473,567)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-341

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—95.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.8%
BWX Technologies, Inc. (a)	91,000	$4,583,670
Textron, Inc.	487,800	28,419,228

		33,002,898

Airlines—1.0%
Southwest Airlines Co. (b)	378,300	11,666,772

Automobiles—0.4%
Rivian Automotive, Inc. - Class A (a) (b)	137,805	4,535,163

Beverages—0.5%
Boston Beer Co., Inc. (The) - Class A (a) (b)	17,987	5,821,493

Biotechnology—4.7%
Alkermes plc (a) (b)	103,200	2,304,456
Alnylam Pharmaceuticals, Inc. (a) (b)	71,300	14,271,408
Apellis Pharmaceuticals, Inc. (a) (b)	38,740	2,645,942
Argenx SE (ADR) (b)	29,185	10,303,765
Ascendis Pharma A/S (ADR) (a) (b)	10,700	1,104,882
CRISPR Therapeutics AG (a) (b)	27,183	1,776,409
Exact Sciences Corp. (a) (b)	65,900	2,141,091
Exelixis, Inc. (a) (b)	105,500	1,654,240
Ionis Pharmaceuticals, Inc. (a) (b)	190,900	8,443,507
Karuna Therapeutics, Inc. (a) (b)	6,312	1,419,758
Neurocrine Biosciences, Inc. (b)	22,700	2,410,967
Seagen, Inc. (b)	36,400	4,980,612
Ultragenyx Pharmaceutical, Inc. (a) (b)	30,600	1,267,146

		54,724,183

Capital Markets—3.7%
Cboe Global Markets, Inc.	54,400	6,384,928
Intercontinental Exchange, Inc.	5,700	514,995
KKR & Co., Inc.	293,900	12,637,700
MarketAxess Holdings, Inc.	45,100	10,034,299
Raymond James Financial, Inc. (a)	44,900	4,437,018
Tradeweb Markets, Inc. - Class A	163,300	9,213,386

		43,222,326

Chemicals—0.8%
RPM International, Inc. (a)	112,500	9,372,375

Commercial Services & Supplies—0.5%
Waste Connections, Inc.	45,100	6,094,363

Construction Materials—1.1%
Martin Marietta Materials, Inc.	39,438	12,702,585

Containers & Packaging—3.5%
Avery Dennison Corp.	85,400	13,894,580
Ball Corp.	338,086	16,336,316
Sealed Air Corp.	240,200	10,691,302

		40,922,198

Diversified Consumer Services—0.4%
Bright Horizons Family Solutions, Inc. (b)	76,600	4,415,990

Electrical Equipment—0.2%
Shoals Technologies Group, Inc. - Class A (a) (b)	114,800	2,473,940

Electronic Equipment, Instruments & Components—4.0%
Amphenol Corp. - Class A	123,000	8,236,080
Cognex Corp. (a)	113,800	4,717,010
Corning, Inc. (a)	202,700	5,882,354
Keysight Technologies, Inc. (b)	116,800	18,379,648
Littelfuse, Inc. (a)	9,400	1,867,686
National Instruments Corp. (a)	201,900	7,619,706

		46,702,484

Entertainment—1.4%
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	195,400	11,430,900
Spotify Technology S.A. (b)	61,100	5,272,930

		16,703,830

Food & Staples Retailing—1.2%
Casey’s General Stores, Inc. (a)	68,000	13,771,360

Food Products—0.4%
TreeHouse Foods, Inc. (a) (b)	124,649	5,287,611

Health Care Equipment & Supplies—8.7%
Alcon, Inc.	141,800	8,249,924
Cooper Cos., Inc. (The) (a)	53,600	14,145,040
Dentsply Sirona, Inc. (a)	90,600	2,568,510
Enovis Corp. (a) (b)	134,200	6,182,594
Hologic, Inc. (a) (b)	529,400	34,156,888
ICU Medical, Inc. (a) (b)	40,300	6,069,180
QuidelOrtho Corp. (b)	100,974	7,217,621
Teleflex, Inc. (a)	115,023	23,172,534

		101,762,291

Health Care Providers & Services—2.2%
Acadia Healthcare Co., Inc. (a) (b)	218,900	17,113,602
Agilon Health, Inc. (a) (b)	58,451	1,368,922
Molina Healthcare, Inc. (b)	23,100	7,619,304

		26,101,828

Health Care Technology—1.6%
Doximity, Inc. - Class A (a) (b)	90,700	2,740,954
Multiplan Corp. (a) (b)	693,000	1,981,980
Veeva Systems, Inc. - Class A (b)	84,500	13,932,360

		18,655,294

Hotels, Restaurants & Leisure—5.5%
Chipotle Mexican Grill, Inc. (a) (b)	10,300	15,478,428
Domino’s Pizza, Inc.	27,200	8,437,440
DraftKings, Inc. - Class A (a) (b)	179,600	2,719,144
Hilton Worldwide Holdings, Inc.	150,800	18,189,496
MGM Resorts International	405,100	12,039,572
Vail Resorts, Inc.	34,000	7,331,760
Yum! Brands, Inc.	5,700	606,138

		64,801,978

BHFTI-342

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—0.4%
Reynolds Consumer Products, Inc. (a)	179,100	$4,658,391

Insurance—2.1%
Assurant, Inc. (a)	95,600	13,887,812
Axis Capital Holdings, Ltd. (a)	162,500	7,986,875
Kemper Corp. (a)	56,900	2,347,694

		24,222,381

Interactive Media & Services—0.3%
Match Group, Inc. (b)	67,500	3,223,125
Vimeo, Inc. (b)	162,356	649,424

		3,872,549

IT Services—1.6%
Broadridge Financial Solutions, Inc. (a)	27,100	3,911,072
FleetCor Technologies, Inc. (b)	78,800	13,882,196
MongoDB, Inc. (a) (b)	5,700	1,131,792
Thoughtworks Holding, Inc. (a) (b)	23,352	244,963

		19,170,023

Life Sciences Tools & Services—5.6%
Agilent Technologies, Inc.	211,500	25,707,825
Avantor, Inc. (b)	751,200	14,723,520
Bruker Corp. (a)	312,100	16,560,026
West Pharmaceutical Services, Inc.	36,218	8,912,525

		65,903,896

Machinery—4.8%
Esab Corp. (a)	135,800	4,530,288
Fortive Corp.	270,200	15,752,660
IDEX Corp.	45,000	8,993,250
Ingersoll Rand, Inc. (a)	618,900	26,773,614

		56,049,812

Multiline Retail—2.4%
Dollar General Corp.	67,500	16,190,550
Dollar Tree, Inc. (a) (b)	91,000	12,385,100

		28,575,650

Oil, Gas & Consumable Fuels—2.8%
Cheniere Energy, Inc.	67,500	11,198,925
Coterra Energy, Inc. (a)	204,000	5,328,480
Pioneer Natural Resources Co.	33,800	7,318,714
Venture Global LNG, Inc. - Series B † (b) (c) (d)	78	1,154,029
Venture Global LNG, Inc. - Series C † (b) (c) (d)	540	7,989,429

		32,989,577

Personal Products—0.0%
Olaplex Holdings, Inc. (a) (b)	37,337	356,568

Pharmaceuticals—1.6%
Catalent, Inc. (a) (b)	240,300	17,388,108
Perrigo Co. plc	39,700	1,415,702

		18,803,810

Professional Services—4.7%
Clarivate plc (a) (b)	453,379	4,257,229
CoStar Group, Inc. (a) (b)	184,283	12,835,311
Equifax, Inc. (a)	75,900	13,011,537
Leidos Holdings, Inc.	49,700	4,347,259
TransUnion	158,800	9,447,012
Verisk Analytics, Inc. (a)	63,000	10,743,390

		54,641,738

Road & Rail—1.6%
J.B. Hunt Transport Services, Inc. (a)	119,400	18,676,548

Semiconductors & Semiconductor Equipment—6.8%
KLA Corp. (a)	57,400	17,370,962
Lattice Semiconductor Corp. (b)	117,900	5,801,859
Marvell Technology, Inc. (a)	523,600	22,467,676
Microchip Technology, Inc.	505,600	30,856,768
Wolfspeed, Inc. (a) (b)	27,000	2,790,720

		79,287,985

Software—11.3%
Atlassian Corp. plc - Class A (a) (b)	49,500	10,424,205
Bill.com Holdings, Inc. (a) (b)	33,900	4,487,343
Black Knight, Inc. (b)	180,100	11,657,873
CCC Intelligent Solutions Holdings, Inc. (a) (b)	668,625	6,084,488
Clear Secure, Inc. - Class A (a) (b)	77,027	1,760,837
Crowdstrike Holdings, Inc. - Class A (a) (b)	52,100	8,586,601
DocuSign, Inc. (a) (b)	56,900	3,042,443
Fair Isaac Corp. (a) (b)	20,400	8,405,004
Fortinet, Inc. (b)	363,300	17,848,929
Paylocity Holding Corp. (a) (b)	35,000	8,455,300
PTC, Inc. (b)	78,400	8,200,640
Roper Technologies, Inc.	29,200	10,501,488
SentinelOne, Inc. - Class A (a) (b)	102,472	2,619,184
Synopsys, Inc. (b)	45,400	13,870,154
Trade Desk, Inc. (The) - Class A (b)	270,300	16,150,425

		132,094,914

Specialty Retail—3.6%
Bath & Body Works, Inc.	182,900	5,962,540
Burlington Stores, Inc. (a) (b)	116,800	13,068,752
Five Below, Inc. (a) (b)	45,500	6,263,985
O’Reilly Automotive, Inc. (b)	15,800	11,112,930
Ross Stores, Inc.	58,600	4,938,222
Warby Parker, Inc. - Class A (a) (b)	45,316	604,515

		41,950,944

Textiles, Apparel & Luxury Goods—0.6%
Deckers Outdoor Corp. (b)	11,300	3,532,493
Lululemon Athletica, Inc. (b)	9,000	2,516,040
ON Holding AG - Class A (b)	31,800	510,390

		6,558,923

BHFTI-343

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Trading Companies & Distributors—0.4%
United Rentals, Inc. (b)	18,100	$4,889,172

Total Common Stocks (Cost $935,969,513)		1,115,443,843

Convertible Preferred Stocks—0.6%

Automobiles—0.2%
Nuro, Inc. - Series D † (b) (c) (d)	37,838	788,760
Sila Nano, Inc. - Series F † (b) (c) (d)	43,934	1,369,423

		2,158,183

Commercial Services & Supplies—0.1%
Redwood Materials, Inc. - Series C † (b) (c) (d)	18,350	1,431,300

Health Care Providers & Services—0.1%
Caris Life Sciences, Inc. - Series D † (b) (c) (d)	156,199	1,027,789

Internet & Direct Marketing Retail—0.1%
Maplebear, Inc. - Series E † (b) (c) (d)	21,660	1,050,077
Maplebear, Inc. - Series I † (b) (c) (d)	3,514	170,359

		1,220,436

Software—0.1%
Databricks, Inc. - Series G † (b) (c) (d)	10,122	559,679
Databricks, Inc. - Series H † (b) (c) (d)	12,186	673,804

		1,233,483

Total Convertible Preferred Stocks (Cost $9,274,549)		7,071,191

Short-Term Investment—4.2%

Mutual Funds—4.2%
T. Rowe Price Treasury Reserve Fund (e)	49,528,029	49,528,029

Total Short-Term Investments (Cost $49,528,029)		49,528,029

Securities Lending Reinvestments (f)—21.2%

Certificates of Deposit—10.9%
Bank of Montreal 3.400%, FEDEFF PRV + 0.320%, 10/04/22 (g)	4,000,000	4,000,000
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (g)	3,000,000	3,000,000
Bank of Nova Scotia 3.210%, SOFR + 0.250%, 02/17/23 (g)	2,000,000	1,999,080
3.460%, FEDEFF PRV + 0.380%, 01/06/23 (g)	5,000,000	5,001,429
3.470%, SOFR + 0.510%, 03/15/23 (g)	4,000,000	4,000,000
3.640%, SOFR + 0.680%, 08/16/23 (g)	2,000,000	2,002,676
Barclays Bank plc 3.290%, SOFR + 0.330%, 10/20/22 (g)	2,000,000	2,000,110
3.430%, SOFR + 0.450%, 10/07/22 (g)	3,000,000	3,000,132

Certificates of Deposit—(Continued)
BNP Paribas S.A. 3.180%, SOFR + 0.220%, 11/17/22 (g)	2,000,000	$1,999,760
Canadian Imperial Bank of Commerce (NY) 3.210%, SOFR + 0.250%, 02/03/23 (g)	4,000,000	3,999,633
3.460%, SOFR + 0.500%, 03/03/23 (g)	4,000,000	4,002,866
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (g)	4,000,000	3,999,408
Commonwealth Bank of Australia 3.340%, SOFR + 0.380%, 03/30/23 (g)	1,000,000	1,000,000
3.350%, SOFR + 0.390%, 11/17/22 (g)	2,000,000	2,000,424
3.360%, SOFR + 0.400%, 11/25/22 (g)	4,000,000	4,001,052
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (g)	6,000,000	6,000,000
3.490%, SOFR + 0.530%, 02/01/23 (g)	5,000,000	5,004,100
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	2,000,000	2,000,316
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (g)	5,000,000	5,000,585
Credit Suisse (NY) 3.370%, FEDEFF PRV + 0.290%, 10/12/22 (g)	2,000,000	2,000,052
Mizuho Bank, Ltd. 3.310%, SOFR + 0.330%, 10/11/22 (g)	2,000,000	1,999,812
National Australia Bank, Ltd. 3.360%, SOFR + 0.400%, 11/04/22 (g)	2,000,000	2,000,000
Natixis S.A. 3.410%, SOFR + 0.450%, 06/21/23 (g)	1,000,000	999,948
Natixis S.A. (New York) 3.460%, SOFR + 0.500%, 12/01/22 (g)	4,000,000	4,001,784
3.460%, SOFR + 0.500%, 02/13/23 (g)	4,000,000	4,003,171
Nordea Bank Abp (NY) 3.440%, SOFR + 0.460%, 02/13/23 (g)	3,000,000	3,002,001
3.480%, SOFR + 0.500%, 02/27/23 (g)	3,000,000	3,002,577
3.510%, SOFR + 0.550%, 02/21/23 (g)	5,000,000	5,005,350
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (g)	2,000,000	2,000,114
Rabobank (London) 3.510%, SOFR + 0.530%, 05/16/23 (g)	3,000,000	3,000,000
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (g)	5,000,000	5,000,595
Standard Chartered Bank (NY) 3.480%, FEDEFF PRV + 0.400%, 12/23/22 (g)	2,000,000	2,000,508
3.610%, FEDEFF PRV + 0.530%, 01/17/23 (g)	2,000,000	2,001,262
Sumitomo Mitsui Banking Corp. 3.360%, SOFR + 0.400%, 11/02/22 (g)	4,000,000	4,000,912
3.370%, SOFR + 0.410%, 03/06/23 (g)	3,000,000	3,000,666
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 12/14/22	2,000,000	1,985,300
3.410%, SOFR + 0.450%, 02/24/23 (g)	4,000,000	4,003,356
Svenska Handelsbanken AB 3.330%, SOFR + 0.350%, 10/13/22 (g)	6,000,000	6,000,342
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (g)	3,000,000	2,999,070
3.510%, SOFR + 0.550%, 02/22/23 (g)	2,000,000	2,001,916

		128,020,307

BHFTI-344

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—1.4%
Australia & New Zealand Banking Group, Ltd. 3.360%, SOFR + 0.400%, 12/01/22 (g)	4,000,000	$4,001,004
Macquarie Bank Ltd. 3.420%, SOFR + 0.440%, 11/16/22 (g)	3,000,000	3,000,816
3.560%, SOFR + 0.580%, 02/03/23 (g)	4,000,000	4,003,752
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (g)	5,000,000	5,000,800

		16,006,372

Repurchase Agreements—7.9%
Citigroup Global Markets, Inc. Repurchase Agreement dated 09/30/22 at 3.370%, due on 11/04/22 with a maturity value of $5,016,382; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 4.250%, maturity dates ranging from 02/15/32 - 02/15/42, and various Common Stock with an aggregate market value of $5,101,400.	5,000,000	5,000,000
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $35,022,964; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $35,714,645.	35,014,356	35,014,356
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $4,001,023; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $4,090,203.	4,000,000	4,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $10,206,089; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $10,430,018.	10,200,000	10,200,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $16,610,329; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $18,194,431.	16,600,000	16,600,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $1,500,944; collateralized by various Common Stock with an aggregate market value of $1,670,396.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $2,300,575; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $2,347,564.	2,300,000	2,300,000

Repurchase Agreements —(Continued)
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $2,000,512; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $2,222,128.	2,000,000	2,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $2,001,233; collateralized by various Common Stock with an aggregate market value of $2,224,902.	2,000,000	2,000,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $14,403,781; collateralized by various Common Stock with an aggregate market value of $15,844,159.	14,400,000	14,400,000

		93,014,356

Time Deposits—0.6%
Credit Industrial et Commercial 3.090%, 10/06/22	2,000,000	2,000,000
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (g)	5,000,000	5,000,000

		7,000,000

Mutual Funds—0.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (h)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $249,000,754)		249,041,035

Total Investments—121.2% (Cost $1,243,772,845)		1,421,084,098
Other assets and liabilities (net)—(21.2)%		(248,986,099)

Net Assets—100.0%		$1,172,097,999

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $16,214,649, which is 1.4% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $242,213,017 and the collateral received consisted of cash in the amount of $248,997,329 and non-cash collateral with a value of $1,633,391. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.

BHFTI-345

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of September 30, 2022, these securities represent 1.4% of net assets.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(g)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Caris Life Sciences, Inc. - Series D	05/11/21	156,199	$1,265,212	$1,027,789
Databricks, Inc. - Series G	02/01/21	10,122	598,439	559,679
Databricks, Inc. - Series H	08/31/21	12,186	895,478	673,804
Maplebear, Inc. - Series E	11/19/21	21,660	2,604,276	1,050,077
Maplebear, Inc. - Series I	02/26/21	3,514	439,250	170,359
Nuro, Inc. - Series D	10/29/21	37,838	788,760	788,760
Redwood Materials, Inc. - Series C	05/28/21	18,350	869,854	1,431,300
Sila Nano, Inc. - Series F	01/07/21	43,934	1,813,280	1,369,423
Venture Global LNG, Inc. - Series B	03/08/18	78	235,560	1,154,029
Venture Global LNG, Inc. - Series C	10/16/17-03/08/18	540	1,987,525	7,989,429

				$16,214,649

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-346

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$33,002,898	$—	$—	$33,002,898
Airlines	11,666,772	—	—	11,666,772
Automobiles	4,535,163	—	—	4,535,163
Beverages	5,821,493	—	—	5,821,493
Biotechnology	54,724,183	—	—	54,724,183
Capital Markets	43,222,326	—	—	43,222,326
Chemicals	9,372,375	—	—	9,372,375
Commercial Services & Supplies	6,094,363	—	—	6,094,363
Construction Materials	12,702,585	—	—	12,702,585
Containers & Packaging	40,922,198	—	—	40,922,198
Diversified Consumer Services	4,415,990	—	—	4,415,990
Electrical Equipment	2,473,940	—	—	2,473,940
Electronic Equipment, Instruments & Components	46,702,484	—	—	46,702,484
Entertainment	16,703,830	—	—	16,703,830
Food & Staples Retailing	13,771,360	—	—	13,771,360
Food Products	5,287,611	—	—	5,287,611
Health Care Equipment & Supplies	101,762,291	—	—	101,762,291
Health Care Providers & Services	26,101,828	—	—	26,101,828
Health Care Technology	18,655,294	—	—	18,655,294
Hotels, Restaurants & Leisure	64,801,978	—	—	64,801,978
Household Products	4,658,391	—	—	4,658,391
Insurance	24,222,381	—	—	24,222,381
Interactive Media & Services	3,872,549	—	—	3,872,549
IT Services	19,170,023	—	—	19,170,023
Life Sciences Tools & Services	65,903,896	—	—	65,903,896
Machinery	56,049,812	—	—	56,049,812
Multiline Retail	28,575,650	—	—	28,575,650
Oil, Gas & Consumable Fuels	23,846,119	—	9,143,458	32,989,577
Personal Products	356,568	—	—	356,568
Pharmaceuticals	18,803,810	—	—	18,803,810
Professional Services	54,641,738	—	—	54,641,738
Road & Rail	18,676,548	—	—	18,676,548
Semiconductors & Semiconductor Equipment	79,287,985	—	—	79,287,985
Software	132,094,914	—	—	132,094,914
Specialty Retail	41,950,944	—	—	41,950,944
Textiles, Apparel & Luxury Goods	6,558,923	—	—	6,558,923
Trading Companies & Distributors	4,889,172	—	—	4,889,172
Total Common Stocks	1,106,300,385	—	9,143,458	1,115,443,843
Total Convertible Preferred Stocks*	—	—	7,071,191	7,071,191
Total Short-Term Investment*	49,528,029	—	—	49,528,029

BHFTI-347

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Certificates of Deposit	$—	$128,020,307	$—	$128,020,307
Commercial Paper	—	16,006,372	—	16,006,372
Repurchase Agreements	—	93,014,356	—	93,014,356
Time Deposits	—	7,000,000	—	7,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	244,041,035	—	249,041,035
Total Investments	$1,160,828,414	$244,041,035	$16,214,649	$1,421,084,098

Collateral for Securities Loaned (Liability)	$—	$(248,997,329)	$—	$(248,997,329)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2021	Change in Unrealized Appreciation (Depreciation)	Balance as of September 30, 2022	Change in Unrealized Appreciation (Depreciation) from Investments Held at September 30, 2022
Common Stocks
Oil, Gas & Consumable Fuels	$3,677,205	$5,466,253	$9,143,458	$5,466,253
Convertible Preferred Stocks
Automobiles	2,602,039	(443,856)	2,158,183	(443,856)
Commercial Services & Supplies	869,854	561,446	1,431,300	561,446
Health Care Providers & Services	1,265,212	(237,423)	1,027,789	(237,423)
Internet & Direct Marketing Retail	2,989,413	(1,768,977)	1,220,436	(1,768,977)
Software	1,677,710	(444,227)	1,233,483	(444,227)

	$13,081,433	$3,133,216	$16,214,649	$3,133,216

	Fair Value at September 30, 2022	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Oil, Gas & Consumable Fuels	$9,143,458	Discounted Projected Multiple	5 Yr. Average Enterprise Value/ EBITDA	14.0x	14.0x	14.0x	Increase
			Discount Rate	12.50%	12.50%	12.50%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
		Comparable Company Analysis	Forward Enterprise Value/EBITDA	10.1x	10.1x	10.1x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Convertible Preferred Stocks
Automobiles	1,369,423	Market Transaction Method	Precedent Transaction	$41.27	$41.27	$41.27	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	6.2x	6.2x	6.2x	Increase
			Enterprise Value/EBITDA	4.3x	4.3x	4.3x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	788,760	Market Transaction Method	Precedent Transaction	$20.85	$20.85	$20.85	Increase
Commercial Services & Supplies	1,431,300	Market Transaction Method	Precedent Transaction	$78.00	$78.00	$78.00	Increase
Health Care Providers & Services	1,027,789	Market Transaction Method	Precedent Transaction	$8.10	$8.10	$8.10	Increase
		Comparable Company Analysis	Enterprise Value/Sales	5.3x	5.3x	5.3x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Internet & Direct Marketing Retail	1,220,436	Market Transaction Method	Precedent Transaction	$118.75	$125.00	$121.88	Increase
		Comparable Company Analysis	Enterprise Value/GMV	0.29x	0.41x	0.33x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	1,233,483	Market Transaction Method	Precedent Transaction	$13.76	$13.76	$13.76	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	6.2x	6.2x	6.2x	Increase
			Enterprise Value/EBITDA	4.3x	4.3x	4.3x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease

BHFTI-348

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—67.9% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—35.9%
Fannie Mae 15 Yr. Pool
3.000%, 06/01/32	499,327	$465,371
Fannie Mae 20 Yr. Pool
2.000%, 08/01/40	2,399,552	2,011,631
2.000%, 10/01/40	6,133,710	5,141,280
2.000%, 11/01/40	3,577,583	2,998,409
2.000%, 07/01/41	3,908,663	3,274,666
Fannie Mae 30 Yr. Pool
2.000%, 12/01/51	14,943,163	12,122,503
2.000%, 02/01/52	14,331,928	11,640,767
2.000%, 04/01/52	20,787,307	16,881,440
2.500%, 12/01/51	9,242,397	7,781,930
2.500%, 01/01/52	720,954	606,971
2.500%, 02/01/52	9,196,367	7,740,568
2.500%, 03/01/52	7,032,179	5,916,034
3.000%, 07/01/45	7,861,678	7,009,295
3.000%, 09/01/49	4,159,906	3,670,402
3.500%, 01/01/48	2,743,637	2,508,969
3.500%, 02/01/48	1,421,425	1,303,800
4.000%, 06/01/47	696,486	657,089
4.500%, 02/01/46	1,289,790	1,263,754
4.500%, 05/01/48	3,709,667	3,581,697
4.500%, 08/01/48	635,646	614,186
Fannie Mae Pool
2.455%, 04/01/40	2,790,000	1,980,346
3.000%, 10/01/49	1,025,672	887,301
3.500%, 01/01/44	2,488,266	2,291,147
4.000%, 08/01/42	359,149	340,987
Fannie Mae REMICS (CMO)
3.000%, 06/25/48	1,711,479	1,544,372
3.500%, 01/25/47	2,096,325	2,033,656
3.500%, 06/25/47	1,134,988	1,087,188
Freddie Mac 15 Yr. Gold Pool
3.000%, 03/01/31	765,469	723,712
3.000%, 06/01/33	217,465	202,897
3.500%, 11/01/33	1,074,660	1,019,994
3.500%, 01/01/34	1,912,725	1,815,438
Freddie Mac 30 Yr. Gold Pool
3.000%, 09/01/46	938,822	835,862
3.000%, 10/01/46	2,522,158	2,249,979
3.000%, 11/01/46	3,910,873	3,468,842
3.000%, 01/01/47	4,837,543	4,298,265
3.500%, 01/01/44	1,880,370	1,729,051
3.500%, 04/01/45	2,940,658	2,714,846
3.500%, 11/01/45	295,312	271,793
3.500%, 06/01/46	1,070,607	978,465
3.500%, 08/01/46	1,262,090	1,163,154
3.500%, 04/01/47	6,567,469	6,027,825
3.500%, 12/01/47	10,342,468	9,470,418
3.500%, 01/01/48	12,237,582	11,279,904
3.500%, 03/01/48	8,665,870	7,957,126
4.000%, 01/01/45	2,034,944	1,935,469
4.000%, 12/01/45	4,565,093	4,353,265
4.000%, 03/01/48	386,914	366,435
4.000%, 06/01/48	26,432	25,034

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 4.000%, 11/01/48	626,270	592,650
4.500%, 10/01/48	1,320,902	1,277,454
5.000%, 06/01/48	349,557	346,312
5.000%, 08/01/48	59,129	58,465
5.000%, 10/01/48	733,622	725,545
Freddie Mac 30 Yr. Pool
2.000%, 04/01/52	6,802,322	5,520,140
2.500%, 01/01/52	7,582,339	6,383,608
2.500%, 02/01/52	8,698,545	7,319,746
2.500%, 04/01/52	2,262,668	1,903,240
2.500%, 05/01/52	8,992,270	7,553,825
3.000%, 01/01/50	5,568,809	4,910,186
Freddie Mac Multifamily Structured Pass-Through Certificates
3.750%, 04/25/33	5,465,000	5,067,733
Freddie Mac REMICS (CMO)
3.000%, 04/15/48	733,561	662,698
Ginnie Mae II 30 Yr. Pool
2.500%, TBA (a)	26,700,000	22,938,533
3.000%, 10/20/46	808,566	724,249
3.000%, 12/20/46	2,545,789	2,285,098
3.000%, 04/20/47	517,908	464,445
3.000%, 11/20/47	920,956	827,293
3.500%, 04/20/46	1,833,000	1,693,978
3.500%, 05/20/46	813,829	752,526
3.500%, 06/20/46	179,864	166,235
3.500%, 11/20/46	2,717,457	2,504,959
3.500%, 01/20/47	469,002	433,862
3.500%, 09/20/47	875,780	811,378
3.500%, 11/20/47	1,781,152	1,640,003
4.000%, 11/20/47	899,707	853,990
4.000%, 12/20/47	814,939	773,538
4.000%, 03/20/48	591,004	560,982
4.000%, 10/20/48	1,180,810	1,116,791
4.500%, 02/20/47	1,706,212	1,677,900
4.500%, 06/20/47	2,574,621	2,492,754
5.000%, 06/20/47	1,385,475	1,379,640
5.000%, 09/20/47	721,971	718,367
Ginnie Mae II Pool
3.000%, 10/20/49	938,440	825,318
3.500%, 07/20/49	131,219	117,572
Government National Mortgage Association (CMO)
3.500%, 09/20/48	1,442,562	1,362,931
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (a)	94,125,000	76,184,797
2.500%, TBA (a)	82,475,000	69,064,582
3.000%, TBA (a)	38,000,000	33,067,422
3.500%, TBA (a)	13,075,000	11,766,479
4.000%, TBA (a)	21,550,000	19,995,201
4.500%, TBA (a)	45,475,000	43,318,490
5.000%, TBA (a)	28,900,000	28,150,553

		541,235,001

Federal Agencies—1.6%
Federal Home Loan Banks
1.040%, 06/14/24	20,515,000	19,362,584
1.610%, 09/04/24	4,925,000	4,659,293

		24,021,877

BHFTI-349

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—30.4%
U.S. Treasury Bonds
2.000%, 11/15/41 (b)	75,712,000	$54,187,315
2.375%, 02/15/42	38,805,000	29,734,331
3.000%, 08/15/52	21,059,000	18,173,259
U.S. Treasury Inflation Indexed Bond
0.125%, 02/15/52 (c)	2,940,606	1,858,478
U.S. Treasury Inflation Indexed Notes
0.625%, 07/15/32 (c)	2,078,128	1,885,496
U.S. Treasury Notes
2.750%, 07/31/27	28,995,000	27,302,870
2.750%, 08/15/32	8,217,000	7,513,419
3.000%, 07/31/24 (b)	52,205,000	51,042,623
3.250%, 08/31/24 (b)	50,775,000	49,858,670
3.250%, 06/30/27 (b)	8,410,000	8,105,137
3.500%, 09/15/25	62,055,000	60,789,660
4.125%, 09/30/27	81,710,000	81,978,111
4.250%, 09/30/24	67,415,000	67,446,601

		459,875,970

Total U.S. Treasury & Government Agencies (Cost $1,088,459,499)		1,025,132,848

Corporate Bonds & Notes—30.5%

Aerospace/Defense—0.3%
BAE Systems Holdings, Inc.
3.850%, 12/15/25 (144A)	1,500,000	1,427,947
Boeing Co. (The)
1.433%, 02/04/24	3,500,000	3,324,851

		4,752,798

Agriculture—0.6%
BAT Capital Corp.
4.390%, 08/15/37 (b)	830,000	592,116
4.540%, 08/15/47	5,585,000	3,700,349
5.650%, 03/16/52	430,000	327,826
Imperial Brands Finance plc
3.125%, 07/26/24 (144A) (b)	2,800,000	2,678,197
Reynolds American, Inc.
5.700%, 08/15/35	1,170,000	989,469
5.850%, 08/15/45	1,805,000	1,415,826

		9,703,783

Airlines—0.1%
American Airlines Pass-Through Trust
4.000%, 07/15/25	851,146	727,566
U.S. Airways Pass-Through Trust
6.250%, 04/22/23	970,993	961,093

		1,688,659

Auto Manufacturers—0.2%
General Motors Co.
4.875%, 10/02/23 (b)	3,330,000	3,316,280

Banks—11.0%
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (b) (d)	9,885,000	8,565,314
1.734%, SOFR + 0.960%, 07/22/27 (b) (d)	1,591,000	1,364,965
2.087%, SOFR + 1.060%, 06/14/29 (b) (d)	3,640,000	2,957,990
2.592%, SOFR + 2.150%, 04/29/31 (b) (d)	2,305,000	1,828,006
2.687%, SOFR + 1.320%, 04/22/32 (d)	4,260,000	3,325,928
2.972%, SOFR + 1.330%, 02/04/33 (d)	1,060,000	828,656
3.004%, 3M LIBOR + 0.790%, 12/20/23 (d)	6,139,000	6,106,405
3.970%, 3M LIBOR + 1.070%, 03/05/29 (d)	990,000	895,650
Citigroup, Inc.
1.462%, SOFR + 0.770%, 06/09/27 (b) (d)	6,220,000	5,295,702
2.561%, SOFR + 1.167%, 05/01/32 (d)	1,895,000	1,454,722
2.572%, SOFR + 2.107%, 06/03/31 (d)	1,230,000	967,417
2.976%, SOFR + 1.422%, 11/05/30 (d)	1,090,000	895,616
3.057%, SOFR + 1.351%, 01/25/33 (b) (d)	3,410,000	2,685,504
3.070%, SOFR + 1.280%, 02/24/28 (b) (d)	960,000	855,600
3.352%, 3M LIBOR + 0.897%, 04/24/25 (d)	335,000	323,062
Credit Suisse Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (d)	1,310,000	1,063,510
2.193%, SOFR + 2.044%, 06/05/26 (144A) (d)	1,750,000	1,521,605
3.091%, SOFR + 1.730%, 05/14/32 (144A) (b) (d)	3,180,000	2,232,480
3.869%, 3M LIBOR + 1.410%, 01/12/29 (144A) (d)	785,000	640,256
6.442%, SOFR + 3.700%, 08/11/28 (144A) (b) (d)	340,000	316,183
6.537%, SOFR + 3.920%, 08/12/33 (144A) (d)	4,945,000	4,444,312
DNB Bank ASA
1.605%, 1Y H15 + 0.680%, 03/30/28 (144A) (b) (d)	3,140,000	2,614,277
Goldman Sachs Group, Inc. (The)
0.925%, SOFR + 0.486%, 10/21/24 (b) (d)	2,060,000	1,955,250
1.093%, SOFR + 0.789%, 12/09/26 (b) (d)	1,025,000	884,498
1.217%, 12/06/23 (b)	5,155,000	4,942,441
1.431%, SOFR + 0.798%, 03/09/27 (b) (d)	5,605,000	4,818,675
1.542%, SOFR + 0.818%, 09/10/27 (b) (d)	1,970,000	1,664,340
1.948%, SOFR + 0.913%, 10/21/27 (b) (d)	3,925,000	3,356,516
2.383%, SOFR + 1.248%, 07/21/32 (d)	2,705,000	2,039,532
2.650%, SOFR + 1.264%, 10/21/32 (d)	1,310,000	1,004,072
3.200%, 02/23/23	875,000	870,616
HSBC Holdings plc
2.013%, SOFR + 1.732%, 09/22/28 (d)	6,700,000	5,355,067
2.206%, SOFR + 1.285%, 08/17/29 (b) (d)	2,880,000	2,228,443
2.633%, SOFR + 1.402%, 11/07/25 (b) (d)	535,000	496,723
2.804%, SOFR + 1.187%, 05/24/32 (d)	2,180,000	1,601,779
2.871%, SOFR + 1.410%, 11/22/32 (d)	1,025,000	746,639
4.755%, SOFR + 2.110%, 06/09/28 (b) (d)	675,000	620,246
JPMorgan Chase & Co.
0.697%, SOFR + 0.580%, 03/16/24 (d)	3,935,000	3,851,956
0.969%, 3M TSFR + 0.580%, 06/23/25 (b) (d)	3,930,000	3,635,160
1.578%, SOFR + 0.885%, 04/22/27 (d)	5,695,000	4,916,521
1.953%, SOFR + 1.065%, 02/04/32 (d)	3,330,000	2,463,304
2.005%, 3M TSFR + 1.585%, 03/13/26 (b) (d)	1,700,000	1,556,854
2.545%, SOFR + 1.180%, 11/08/32 (b) (d)	1,945,000	1,475,896
2.580%, SOFR + 1.250%, 04/22/32 (b) (d)	1,910,000	1,480,537
2.739%, SOFR + 1.510%, 10/15/30 (d)	1,215,000	987,904
2.947%, SOFR + 1.170%, 02/24/28 (d)	1,250,000	1,105,275
2.963%, SOFR + 1.260%, 01/25/33 (d)	1,010,000	793,946
Lloyds Banking Group plc
1.627%, 1Y H15 + 0.850%, 05/11/27 (b) (d)	1,200,000	1,019,338
2.907%, 3M LIBOR + 0.810%, 11/07/23 (d)	1,745,000	1,740,926

BHFTI-350

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Lloyds Banking Group plc
3.870%, 1Y H15 + 3.500%, 07/09/25 (d)	2,515,000	$2,424,992
4.976%, 1Y H15 + 2.300%, 08/11/33 (b) (d)	3,055,000	2,669,451
Macquarie Group, Ltd.
2.871%, SOFR + 1.532%, 01/14/33 (144A) (b) (d)	5,160,000	3,877,435
4.442%, SOFR + 2.405%, 06/21/33 (144A) (b) (d)	680,000	579,501
5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (d)	628,000	590,664
Morgan Stanley
1.164%, SOFR + 0.560%, 10/21/25 (b) (d)	5,365,000	4,889,565
1.928%, SOFR + 1.020%, 04/28/32 (d)	2,965,000	2,164,580
2.475%, SOFR + 1.000%, 01/21/28 (d)	2,740,000	2,394,760
2.484%, SOFR + 1.360%, 09/16/36 (d)	1,650,000	1,182,437
2.511%, SOFR + 1.200%, 10/20/32 (d)	700,000	534,959
3.875%, 01/27/26	2,010,000	1,917,289
5.297%, SOFR + 2.620%, 04/20/37 (d)	585,000	525,656
NatWest Group plc
4.269%, 3M LIBOR + 1.762%, 03/22/25 (d)	3,830,000	3,723,727
Santander UK Group Holdings plc
1.089%, SOFR + 0.787%, 03/15/25 (d)	3,445,000	3,180,688
1.532%, 1Y H15 + 1.250%, 08/21/26 (d)	330,000	286,115
1.673%, SOFR + 0.989%, 06/14/27 (d)	1,250,000	1,039,210
2.469%, SOFR + 1.220%, 01/11/28 (d)	725,000	603,400
Santander UK plc
5.000%, 11/07/23 (144A) (b)	3,950,000	3,908,328
UBS Group AG
4.488%, 1Y H15 + 1.550%, 05/12/26 (144A) (d)	1,040,000	1,002,345
Wells Fargo & Co.
2.164%, 3M LIBOR + 0.750%, 02/11/26 (b) (d)	2,885,000	2,656,246
2.393%, SOFR + 2.100%, 06/02/28 (d)	6,130,000	5,257,074
3.350%, SOFR + 1.500%, 03/02/33 (b) (d)	5,085,000	4,123,773
3.526%, SOFR + 1.510%, 03/24/28 (b) (d)	4,740,000	4,293,100
4.897%, SOFR + 2.100%, 07/25/33 (b) (d)	2,290,000	2,111,228
5.013%, SOFR + 4.502%, 04/04/51 (b) (d)	755,000	651,696

		165,383,833

Beverages—0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	1,500,000	1,351,863
4.900%, 02/01/46	2,374,000	2,063,196
Anheuser-Busch InBev Worldwide, Inc. 4.600%, 04/15/48 (b)	1,200,000	993,764
Bacardi, Ltd.
4.450%, 05/15/25 (144A)	405,000	388,242
5.300%, 05/15/48 (144A)	1,105,000	939,899

		5,736,964

Chemicals—0.2%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A) (b)	4,273,000	3,280,806
5.000%, 09/26/48	460,000	383,612

		3,664,418

Commercial Services—0.2%
Global Payments, Inc.
5.400%, 08/15/32 (b)	795,000	737,737
5.950%, 08/15/52 (b)	1,024,000	902,182

Commercial Services—(Continued)
S&P Global, Inc.
4.750%, 08/01/28 (144A) (b)	1,500,000	1,463,974

		3,103,893

Computers—0.1%
Lenovo Group, Ltd.
6.536%, 07/27/32 (144A)	825,000	759,262

Cosmetics/Personal Care—0.2%
GSK Consumer Healthcare Capital U.S. LLC 3.625%, 03/24/32 (144A) (b)	3,250,000	2,756,241

Diversified Financial Services—1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.000%, 10/29/28 (b)	1,765,000	1,415,469
3.300%, 01/30/32	4,300,000	3,233,893
3.875%, 01/23/28	475,000	409,974
Air Lease Corp. 2.300%, 02/01/25	4,715,000	4,338,349
American Express Co. 2.550%, 03/04/27 (b)	1,930,000	1,719,069
Avolon Holdings Funding, Ltd.
2.528%, 11/18/27 (144A) (b)	1,274,000	996,612
2.875%, 02/15/25 (144A)	1,995,000	1,804,679
3.950%, 07/01/24 (144A)	560,000	529,757
Capital One Financial Corp. 3.273%, SOFR + 1.790%, 03/01/30 (d)	2,700,000	2,257,557
Charles Schwab Corp.(The) 2.900%, 03/03/32 (b)	2,895,000	2,384,577
Intercontinental Exchange, Inc. 1.850%, 09/15/32	2,155,000	1,587,765
4.600%, 03/15/33 (b)	550,000	512,276
ORIX Corp. 5.200%, 09/13/32	1,585,000	1,507,450
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A)	2,330,000	2,316,230
5.500%, 02/15/24 (144A)	390,000	381,771
Raymond James Financial, Inc.
4.950%, 07/15/46 (b)	995,000	876,771

		26,272,199

Electric—2.0%
Appalachian Power Co.
3.300%, 06/01/27 (b)	760,000	698,013
4.450%, 06/01/45	1,440,000	1,158,520
Duke Energy Carolinas LLC 4.250%, 12/15/41	1,300,000	1,087,111
Duke Energy Corp. 2.550%, 06/15/31 (b)	680,000	533,513
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	805,652
4.100%, 03/15/43 (b)	2,325,000	1,907,058
Evergy Metro, Inc. 4.200%, 03/15/48	2,250,000	1,824,241
Eversource Energy 4.600%, 07/01/27 (b)	1,660,000	1,602,131

BHFTI-351

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
FirstEnergy Transmission LLC 4.350%, 01/15/25 (144A)	3,430,000	$3,307,092
Florida Power & Light Co. 3.990%, 03/01/49	2,000,000	1,617,238
International Transmission Co. 4.625%, 08/15/43	2,750,000	2,282,910
MidAmerican Energy Co. 4.800%, 09/15/43 (b)	905,000	813,407
NextEra Energy Capital Holdings, Inc. 5.000%, 07/15/32 (b)	1,495,000	1,427,382
PacifiCorp 3.350%, 07/01/25	2,000,000	1,916,791
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A) (b)	570,000	507,451
4.150%, 04/15/25 (144A)	2,800,000	2,671,238
Public Service Co. of New Mexico 3.850%, 08/01/25 (b)	3,135,000	2,940,111
Southwestern Electric Power Co. 4.100%, 09/15/28	3,000,000	2,769,643

		29,869,502

Entertainment—0.5%
Warnermedia Holdings, Inc.
4.279%, 03/15/32 (144A)	870,000	715,733
5.050%, 03/15/42 (144A) (b)	4,510,000	3,374,580
5.141%, 03/15/52 (144A) (b)	4,310,000	3,132,588

		7,222,901

Food—0.6%
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
3.000%, 05/15/32 (144A) (b)	1,085,000	801,272
3.750%, 12/01/31 (144A)	380,000	304,205
4.375%, 02/02/52 (144A)	1,500,000	1,005,390
6.500%, 12/01/52 (144A) (b)	1,795,000	1,594,755
Kraft Heinz Foods Co.
4.875%, 10/01/49 (b)	1,645,000	1,355,785
5.000%, 07/15/35 (b)	721,000	656,183
5.200%, 07/15/45 (b)	1,915,000	1,663,906
Pilgrim’s Pride Corp. 3.500%, 03/01/32 (144A)	1,200,000	904,644

		8,286,140

Gas—0.5%
KeySpan Gas East Corp. 3.586%, 01/18/52 (144A)	5,000,000	3,223,867
Southern Co. Gas Capital Corp. 3.250%, 06/15/26 (b)	4,000,000	3,706,572
Spire, Inc. 4.700%, 08/15/44	1,000,000	838,898

		7,769,337

Healthcare-Services—2.1%
Aetna, Inc. 2.800%, 06/15/23	2,000,000	1,974,240
Centene Corp. 3.000%, 10/15/30 (b)	4,362,000	3,454,442

Healthcare-Services—(Continued)
CommonSpirit Health 2.782%, 10/01/30	870,000	694,337
3.347%, 10/01/29	1,050,000	888,886
Elevance Health, Inc. 3.650%, 12/01/27 (b)	2,235,000	2,081,440
Fresenius Medical Care U.S. Finance III, Inc. 1.875%, 12/01/26 (144A) (b)	2,050,000	1,712,649
HCA, Inc.
2.375%, 07/15/31 (b)	465,000	343,972
3.625%, 03/15/32 (144A) (b)	1,875,000	1,516,945
4.125%, 06/15/29	2,493,000	2,186,336
5.250%, 06/15/26 (b)	1,505,000	1,454,336
5.250%, 06/15/49 (b)	3,200,000	2,602,068
5.500%, 06/15/47	1,000,000	844,795
5.875%, 02/01/29 (b)	2,000,000	1,944,770
Humana, Inc. 3.700%, 03/23/29 (b)	4,685,000	4,201,280
New York and Presbyterian Hospital (The) 3.563%, 08/01/36	4,490,000	3,739,360
UnitedHealth Group, Inc. 4.250%, 04/15/47	1,995,000	1,647,167
4.750%, 05/15/52	780,000	697,640

		31,984,663

Insurance—0.9%
Aon Corp. 3.900%, 02/28/52 (b)	960,000	711,547
Athene Global Funding 1.985%, 08/19/28 (144A) (b)	5,100,000	4,022,879
3.205%, 03/08/27 (144A) (b)	1,055,000	932,508
Berkshire Hathaway Finance Corp. 3.850%, 03/15/52 (b)	1,115,000	851,886
Farmers Exchange Capital III 5.454%, 3M LIBOR + 3.454%, 10/15/54 (144A) (d)	3,530,000	3,253,214
Farmers Insurance Exchange 4.747%, 3M LIBOR + 3.231%, 11/01/57 (144A) (b) (d)	90,000	72,900
Teachers Insurance & Annuity Association of America 4.375%, 3M LIBOR + 2.661%, 09/15/54 (144A) (d)	3,500,000	3,361,757

		13,206,691

Internet—0.1%
Tencent Holdings, Ltd.
3.680%, 04/22/41 (144A)	920,000	659,817
3.840%, 04/22/51 (144A)	910,000	594,239

		1,254,056

Media—0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
5.250%, 04/01/53 (b)	1,605,000	1,229,037
5.375%, 05/01/47	6,500,000	5,027,955
Paramount Global 4.200%, 05/19/32 (b)	1,780,000	1,443,241
Time Warner Cable LLC 5.500%, 09/01/41	2,065,000	1,620,850

		9,321,083

BHFTI-352

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Miscellaneous Manufacturing—0.1%
GE Capital International Funding Co., 4.418%, 11/15/35	2,294,000	$2,055,243

Oil & Gas—0.3%
Hess Corp. 5.600%, 02/15/41 (b)	1,200,000	1,049,488
Petroleos Mexicanos
6.750%, 09/21/47	3,228,000	1,799,610
6.950%, 01/28/60	355,000	196,457
7.690%, 01/23/50 (b)	2,110,000	1,292,164

		4,337,719

Packaging & Containers—0.4%
Amcor Finance USA, Inc. 3.625%, 04/28/26	2,625,000	2,451,200
Berry Global, Inc. 1.570%, 01/15/26 (b)	1,660,000	1,447,230
1.650%, 01/15/27 (b)	2,575,000	2,135,209

		6,033,639

Pharmaceuticals—1.3%
AbbVie, Inc.
4.400%, 11/06/42	2,600,000	2,159,177
4.450%, 05/14/46	1,384,000	1,124,772
4.500%, 05/14/35	599,000	532,899
4.550%, 03/15/35 (b)	775,000	695,245
Bayer U.S. Finance LLC
4.250%, 12/15/25 (144A) (b)	135,000	129,202
4.375%, 12/15/28 (144A)	4,506,000	4,122,604
4.400%, 07/15/44 (144A) (b)	1,205,000	902,292
4.625%, 06/25/38 (144A) (b)	1,250,000	1,034,375
4.875%, 06/25/48 (144A)	1,965,000	1,604,462
Cigna Corp.
3.400%, 03/15/51	739,000	503,927
3.875%, 10/15/47 (b)	3,350,000	2,455,208
CVS Health Corp.
5.050%, 03/25/48	5,280,000	4,649,897
5.125%, 07/20/45	100,000	87,566

		20,001,626

Pipelines—1.3%
Enbridge Energy Partners L.P. 5.875%, 10/15/25 (b)	850,000	859,459
Energy Transfer L.P. 5.000%, 05/15/50 (b)	3,830,000	2,993,520
5.150%, 03/15/45	2,352,000	1,850,930
5.400%, 10/01/47 (b)	1,200,000	971,611
Enterprise Products Operating LLC 5.100%, 02/15/45	970,000	826,057
Kinder Morgan, Inc. 5.550%, 06/01/45	1,275,000	1,110,779
Plains All American Pipeline L.P. / PAA Finance Corp. 3.800%, 09/15/30 (b)	1,290,000	1,081,680
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A) (b)	3,000,000	2,573,385

Pipelines—(Continued)
Ruby Pipeline LLC 8.000%, 04/01/22 (144A) † (b) (e)	2,262,727	1,878,064
Sabine Pass Liquefaction LLC 4.500%, 05/15/30 (b)	1,710,000	1,557,758
Texas Eastern Transmission L.P. 2.800%, 10/15/22 (144A)	3,275,000	3,273,109

		18,976,352

Real Estate Investment Trusts—1.5%
American Assets Trust L.P. 3.375%, 02/01/31	1,950,000	1,548,752
GLP Capital L.P. / GLP Financing II, Inc.
3.250%, 01/15/32 (b)	105,000	78,931
4.000%, 01/15/30	365,000	304,826
5.250%, 06/01/25 (b)	1,000,000	966,578
5.300%, 01/15/29	265,000	241,536
5.375%, 04/15/26 (b)	3,160,000	3,022,572
5.750%, 06/01/28	2,000,000	1,872,818
Healthcare Realty Holdings L.P. 3.500%, 08/01/26 (b)	2,399,000	2,210,265
Healthcare Trust of America Holdings L.P. 2.000%, 03/15/31 (b)	1,477,000	1,084,902
Hudson Pacific Properties L.P. 3.250%, 01/15/30	455,000	362,297
5.950%, 02/15/28	1,335,000	1,278,552
Invitation Homes Operating Partnership L.P. 2.000%, 08/15/31 (b)	310,000	222,388
4.150%, 04/15/32	1,545,000	1,305,624
Physicians Realty L.P. 2.625%, 11/01/31	990,000	751,144
SL Green Operating Partnership L.P. 3.250%, 10/15/22 (b)	2,038,000	2,037,181
VICI Properties L.P. 4.950%, 02/15/30 (b)	60,000	54,223
5.125%, 05/15/32	1,730,000	1,533,471
5.625%, 05/15/52 (b)	954,000	789,329
VICI Properties L.P. / VICI Note Co., Inc.
3.750%, 02/15/27 (144A) (b)	100,000	87,586
3.875%, 02/15/29 (144A)	995,000	834,710
4.500%, 09/01/26 (144A)	550,000	502,274
4.500%, 01/15/28 (144A)	335,000	297,208
4.625%, 06/15/25 (144A)	145,000	136,449
5.750%, 02/01/27 (144A)	610,000	574,791

		22,098,407

Retail—0.2%
Alimentation Couche-Tard, Inc. 3.550%, 07/26/27 (144A)	2,750,000	2,452,860
Starbucks Corp. 3.000%, 02/14/32 (b)	720,000	595,948

		3,048,808

Savings & Loans—0.3%
Nationwide Building Society
2.972%, SOFR + 1.290%, 02/16/28 (144A) (d)	2,435,000	2,092,575
3.766%, 3M LIBOR + 1.064%, 03/08/24 (144A) (d)	2,820,000	2,788,361

		4,880,936

BHFTI-353

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—0.1%
Broadcom, Inc. 3.469%, 04/15/34 (144A) (b)	916,000	$687,233
4.300%, 11/15/32 (b)	905,000	759,869
TSMC Global, Ltd. 4.625%, 07/22/32 (144A) (b)	500,000	473,829

		1,920,931

Software—0.3%
Oracle Corp.
3.600%, 04/01/50	2,750,000	1,720,682
3.950%, 03/25/51	2,710,000	1,797,286
Take-Two Interactive Software, Inc. 4.000%, 04/14/32	775,000	673,050

		4,191,018

Telecommunications—2.4%
AT&T, Inc.
2.550%, 12/01/33 (b)	2,985,000	2,209,925
3.800%, 12/01/57	3,349,000	2,262,399
4.300%, 12/15/42 (b)	1,791,000	1,410,554
4.750%, 05/15/46 (b)	1,590,000	1,332,646
4.850%, 03/01/39	1,368,000	1,184,239
5.250%, 03/01/37 (b)	2,485,000	2,288,072
Level 3 Financing, Inc.
3.400%, 03/01/27 (144A)	575,000	481,562
3.875%, 11/15/29 (144A) (b)	5,185,000	4,085,061
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, 03/20/25 (144A)	5,300,000	5,223,622
5.152%, 09/20/29 (144A)	1,650,000	1,614,663
T-Mobile USA, Inc.
2.550%, 02/15/31 (b)	3,056,000	2,421,241
3.750%, 04/15/27	2,145,000	1,979,493
3.875%, 04/15/30	4,498,000	3,989,796
4.375%, 04/15/40 (b)	2,335,000	1,901,353
Verizon Communications, Inc. 2.550%, 03/21/31 (b)	1,105,000	882,263
Vodafone Group plc 4.875%, 06/19/49	2,620,000	2,059,352
5.250%, 05/30/48	1,690,000	1,399,374

		36,725,615

Total Corporate Bonds & Notes (Cost $546,336,453)		460,322,997

Asset-Backed Securities—11.3%

Asset-Backed - Home Equity—0.9%
New Century Home Equity Loan Trust 3.864%, 1M LIBOR + 0.780%, 08/25/34 (d)	5,474,957	5,087,902
Option One Mortgage Loan Trust 3.744%, 1M LIBOR + 0.660%, 05/25/35 (d)	434,276	430,341
Soundview Home Loan Trust 3.294%, 1M LIBOR + 0.210%, 06/25/37 (d)	10,572,235	7,529,460

		13,047,703

Asset-Backed - Other—6.5%
AGL CLO, Ltd. 3.870%, 3M LIBOR + 1.160%, 07/20/34 (144A) (d)	5,400,000	5,163,782
AIG CLO, Ltd. 3.830%, 3M LIBOR + 1.120%, 04/20/32 (144A) (d)	5,000,000	4,874,845
Ameriquest Mortgage Securities, Inc. 3.669%, 1M LIBOR + 0.585%, 03/25/36 (d)	503,304	499,198
3.834%, 1M LIBOR + 0.750%, 01/25/36 (d)	5,965,000	5,813,243
AMMC CLO, Ltd. 3.652%, 3M LIBOR + 1.140%, 10/16/28 (144A) (d)	947,346	940,333
3.833%, 3M LIBOR + 1.050%, 07/24/29 (144A) (d)	4,286,829	4,217,991
Arbor Realty Commercial Real Estate Notes, Ltd. 3.888%, 1M LIBOR + 1.070%, 08/15/34 (144A) (d)	4,570,000	4,387,730
BSPRT Issuer, Ltd. 3.968%, 1M LIBOR + 1.150%, 05/15/29 (144A) (d)	501,905	496,960
Carrington Mortgage Loan Trust Series 2007-RFC1 3.224%, 1M LIBOR + 0.140%, 12/25/36 (d)	7,367,515	6,929,438
CWABS Asset-Backed Certificates Trust 4.134%, 1M LIBOR + 1.050%, 11/25/35 (d)	661,698	658,962
Dryden XXVI Senior Loan Fund 3.412%, 3M LIBOR + 0.900%, 04/15/29 (144A) (d)	2,071,806	2,027,944
Flexential Issuer 3.250%, 11/27/51 (144A)	4,753,000	4,133,514
FS Rialto 4.139%, 1M LIBOR + 1.200%, 12/16/36 (144A) (d)	2,316,040	2,304,682
JPMorgan Mortgage Acquisition Trust 3.434%, 1M LIBOR + 0.350%, 01/25/37 (d)	8,307,000	7,610,817
Madison Park Funding, Ltd. 3.679%, 3M LIBOR + 0.920%, 01/22/28 (144A) (d)	1,732,823	1,704,160
Neuberger Berman CLO XX, Ltd. 4.162%, 3M LIBOR + 1.650%, 07/15/34 (144A) (d)	5,000,000	4,688,205
New Economy Assets Phase 1 Sponsor LLC 2.410%, 10/20/61 (144A)	4,765,000	3,981,632
Octagon Investment Partners 46, Ltd. 3.672%, 3M LIBOR + 1.160%, 07/15/36 (144A) (d)	5,520,000	5,247,919
OHA Credit Funding 4, Ltd. 4.409%, 3M LIBOR + 1.650%, 10/22/36 (144A) (d)	4,000,000	3,748,380
Popular ABS Mortgage Pass-Through Trust 3.669%, 1M LIBOR + 0.585%, 02/25/36 (d)	2,925,432	2,891,318
Rockford Tower CLO, Ltd. 3.900%, 3M LIBOR + 1.190%, 10/20/30 (144A) (d)	5,200,000	5,103,129
Structured Asset Investment Loan Trust 3.884%, 1M LIBOR + 0.800%, 07/25/34 (d)	1,661,571	1,593,204
U.S. Small Business Administration 3.800%, 08/01/47	3,896,000	3,672,239
3.930%, 07/01/47	7,250,000	6,921,752
Vantage Data Centers Issuer LLC 4.196%, 11/15/43 (144A)	4,813,142	4,735,324
Wellman Park CLO, Ltd. 3.612%, 3M LIBOR + 1.100%, 07/15/34 (144A) (d)	4,750,000	4,549,208

		98,895,909

Asset-Backed - Student Loan—3.9%
Navient Student Loan Trust 4.134%, 1M LIBOR + 1.050%, 07/26/66 (144A) (d)	5,600,000	5,551,378
4.584%, 1M LIBOR + 1.500%, 10/25/58 (d)	2,470,000	2,258,187
SLC Student Loan Trust 3.453%, 3M LIBOR + 0.160%, 09/15/39 (d)	8,719,699	8,200,026
3.453%, 3M LIBOR + 0.160%, 03/15/55 (d)	8,035,155	7,718,387

BHFTI-354

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—(Continued)
SLM Student Loan Trust 3.113%, 3M LIBOR + 0.330%, 01/25/22 (d)	2,458,318	$2,375,778
3.153%, 3M LIBOR + 0.370%, 01/25/40 (d)	2,852,723	2,618,460
3.333%, 3M LIBOR + 0.550%, 10/25/64 (144A) (d)	4,077,107	3,984,893
3.834%, 1M LIBOR + 0.750%, 05/26/26 (d)	4,709,874	4,511,232
3.834%, 1M LIBOR + 0.750%, 01/25/45 (144A) (d)	2,227,076	2,174,928
3.883%, 3M LIBOR + 1.100%, 07/25/23 (d)	4,840,307	4,750,081
4.283%, 3M LIBOR + 1.500%, 04/25/23 (d)	2,030,707	2,014,618
4.493%, 3M LIBOR + 1.200%, 12/15/33 (144A) (d)	3,342,872	3,287,491
4.884%, 1M LIBOR + 1.800%, 09/25/43 (d)	5,800,000	5,504,247
Wachovia Student Loan Trust 2.953%, 3M LIBOR + 0.170%, 04/25/40 (144A) (d)	4,380,984	4,211,207

		59,160,913

Total Asset-Backed Securities (Cost $174,524,731)		171,104,525

Mortgage-Backed Securities—7.4%

Collateralized Mortgage Obligations—4.6%
Angel Oak Mortgage Trust 3.353%, 01/25/67 (144A) (d)	7,502,688	6,731,145
CIM Trust
1.951%, 06/25/57 (144A) (d)	5,929,785	5,205,336
2.000%, 05/01/61 (144A) (d)	6,665,464	5,897,160
2.000%, 08/25/61 (144A) (d)	5,107,900	4,376,377
2.500%, 04/25/51 (144A) (d)	11,155,373	8,858,504
3.000%, 10/25/59 (144A) (d)	4,793,712	4,354,375
3.750%, 07/25/58 (144A) (d)	2,649,416	2,636,241
Credit Suisse Mortgage Trust 1.779%, 09/27/46 (144A) (d)	88,530	88,139
3.850%, 09/25/57 (144A) (d)	4,486,561	4,224,954
4.547%, 05/25/67 (144A) (d)	4,430,623	4,238,606
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	3,713,239	3,600,730
JPMorgan Mortgage Trust 2.500%, 06/25/52 (144A) (d)	10,937,116	9,382,000
Morgan Stanley Resecuritization Trust 3.308%, 08/26/47 (144A) (d)	325,546	324,311
Nomura Resecuritization Trust 2.964%, 11/26/35 (144A) (d)	171,647	171,042
PHH Alternative Mortgage Trust 3.684%, 1M LIBOR + 0.600%, 07/25/37 (d)	4,490,294	4,362,767
Towd Point Mortgage Trust 2.750%, 10/25/56 (144A) (d)	1,149,342	1,131,813
WaMu Mortgage Pass-Through Certificates Trust 3.468%, 06/25/34 (d)	2,776,233	2,647,635
3.664%, 1M LIBOR + 0.580%, 10/25/45 (d)	1,947,928	1,827,948

		70,059,083

Commercial Mortgage-Backed Securities—2.8%
BAMLL Commercial Mortgage Securities Trust 4.227%, 08/10/38 (144A) (d)	3,265,000	2,959,258
Bank 4.493%, 06/15/55 (d)	4,231,000	4,009,538
BX Trust 3.202%, 12/09/41 (144A)	895,000	745,521
BXHPP Trust 3.468%, 1M LIBOR + 0.650%, 08/15/36 (144A) (d)	4,777,000	4,504,733

Commercial Mortgage-Backed Securities—(Continued)
CALI Mortgage Trust 3.957%, 03/10/39 (144A)	2,200,000	1,941,990
COMM Mortgage Trust 3.620%, 07/10/50	2,730,592	2,648,124
CSAIL Commercial Mortgage Trust 2.561%, 03/15/53	3,384,500	2,795,020
DC Office Trust 2.965%, 09/15/45 (144A)	1,850,000	1,503,015
GS Mortgage Securities Corp. Trust 3.768%, 1M LIBOR + 0.950%, 12/15/36 (144A) (d)	4,225,000	4,051,297
Hudson Yards Mortgage Trust 3.041%, 12/10/41 (144A) (d)	1,850,000	1,551,951
3.228%, 07/10/39 (144A)	1,875,000	1,621,888
JPMorgan Chase Commercial Mortgage Securities Trust 3.397%, 06/05/39 (144A)	2,000,000	1,724,345
LCCM Trust 3.551%, 07/12/50 (144A)	2,834,000	2,595,140
MKT Mortgage Trust 2.694%, 02/12/40 (144A)	1,500,000	1,199,968
One Bryant Park Trust 2.516%, 09/15/54 (144A)	2,390,000	1,963,325
RBS Commercial Funding, Inc. Trust 3.961%, 01/15/32 (144A) (d)	1,205,000	1,163,551
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (d)	2,219,000	1,604,539
4.144%, 01/05/43 (144A) (d)	110,000	80,110
SMRT 6.196%, 1M TSFR + 3.350%, 01/15/39 (144A) (d)	4,000,000	3,646,811

		42,310,124

Total Mortgage-Backed Securities (Cost $124,523,470)		112,369,207

Municipals—0.6%
Miami-Dade County, FL Aviation Revenue 3.555%, 10/01/34	600,000	505,972
New York City Transitional Finance Authority, Future Tax Secured Revenue 4.200%, 11/01/30	1,250,000	1,182,862
5.267%, 05/01/27	2,150,000	2,210,243
New York City, General Obligation Unlimited, Build America Bond 5.968%, 03/01/36	1,750,000	1,853,887
Regents of the University of California Medical Center Pooled Revenue 3.256%, 05/15/60	3,485,000	2,281,215
University of Michigan 3.504%, 04/01/52	750,000	574,782

Total Municipals (Cost $10,782,281)		8,608,961

Foreign Government—0.1%

Sovereign—0.1%
Airport Authority 3.250%, 01/12/52 (144A) (Cost $1,962,765)	1,985,000	1,434,030

BHFTI-355

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Short-Term Investments—3.7%

Security Description	Shares/ Principal Amount*	Value

Discount Note—0.7%
Federal Home Loan Bank 3.987%, 04/14/23 (g)	10,000,000	$9,795,753

Mutual Funds—2.1%
State Street Institutional Liquid Reserves Fund, Trust Class, 2.950% (f)	32,413,848	32,423,572

U.S. Treasury—0.9%
U.S. Treasury Bills
2.930%, 01/19/23 (b) (g)	5,555,000	5,498,928
3.672%, 03/02/23 (g)	4,400,000	4,332,380
3.762%, 03/16/23 (g)	4,545,000	4,468,571

		14,299,879

Total Short-Term Investments (Cost $56,521,285)		56,519,204

Securities Lending Reinvestments (h)—13.6%

Certificates of Deposit—7.4%
Bank of Montreal (Chicago) 3.540%, FEDEFF PRV + 0.460%, 03/02/23 (d)	3,000,000	3,000,000
Bank of Nova Scotia
3.210%, SOFR + 0.250%, 02/17/23 (d)	3,000,000	2,998,620
3.470%, SOFR + 0.510%, 03/15/23 (d)	6,000,000	6,000,000
3.520%, FEDEFF PRV + 0.440%, 01/09/23 (d)	2,000,000	2,000,912
3.640%, SOFR + 0.680%, 08/16/23 (d)	2,000,000	2,002,676
Barclays Bank plc
3.290%, SOFR + 0.330%, 10/20/22 (d)	2,000,000	2,000,110
3.430%, SOFR + 0.450%, 10/07/22 (d)	5,000,000	5,000,220
BNP Paribas S.A.
3.180%, SOFR + 0.220%, 11/17/22 (d)	5,000,000	4,999,400
3.470%, SOFR + 0.510%, 03/15/23 (d)	5,000,000	5,001,590
Canadian Imperial Bank of Commerce (NY) 3.460%, SOFR + 0.500%, 03/03/23 (d)	7,000,000	7,005,015
Commonwealth Bank of Australia 3.340%, SOFR + 0.380%, 03/30/23 (d)	2,000,000	2,000,000
Cooperatieve Rabobank UA 3.350%, SOFR + 0.370%, 03/20/23 (d)	5,000,000	5,000,000
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	5,000,000	5,000,790
Credit Industriel et Commercial
3.340%, SOFR + 0.380%, 10/25/22 (d)	5,000,000	5,000,585
3.390%, SOFR + 0.430%, 01/06/23 (d)	5,000,000	5,002,295
Mitsubishi UFJ Trust and Banking Corp. 3.520%, SOFR + 0.560%, 02/14/23 (d)	5,000,000	5,004,475
National Australia Bank, Ltd. 3.360%, SOFR + 0.400%, 11/04/22 (d)	2,000,000	2,000,000
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (d)	2,000,000	2,000,114
Oversea-Chinese Banking Corp., Ltd. 3.410%, SOFR + 0.430%, 12/06/22 (d)	5,000,000	5,001,730
Royal Bank of Canada 3.540%, SOFR + 0.580%, 09/20/23 (d)	5,000,000	5,001,890
3.640%, FEDEFF PRV + 0.560%, 04/10/23 (d)	2,000,000	2,001,958

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp. 3.370%, SOFR + 0.410%, 03/06/23 (d)	4,000,000	4,000,888
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 12/14/22	2,000,000	1,985,300
3.410%, SOFR + 0.450%, 02/24/23 (d)	5,000,000	5,004,195
3.500%, SOFR + 0.540%, 01/10/23 (d)	2,000,000	2,001,936
Svenska Handelsbanken AB
3.330%, SOFR + 0.350%, 10/13/22 (d)	6,000,000	6,000,342
3.580%, SOFR + 0.600%, 04/12/23 (d)	2,000,000	2,002,664
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (d)	7,000,000	6,997,830

		111,015,535

Commercial Paper—1.1%
Australia & New Zealand Banking Group, Ltd. 3.380%, SOFR + 0.420%, 12/19/22 (d)	5,000,000	5,001,745
DNB Bank ASA 3.440%, SOFR + 0.480%, 06/02/23 (d)	5,000,000	5,002,015
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (d)	2,000,000	2,000,320
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (d)	5,000,000	5,000,000

		17,004,080

Repurchase Agreements—4.8%
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $2,377,790; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $2,424,750.	2,377,206	2,377,206
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $10,002,558; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $10,225,508.	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $15,008,954; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $15,338,261.	15,000,000	15,000,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $25,015,556; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $27,401,252.	25,000,000	25,000,000

BHFTI-356

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (h)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto Repurchase Agreement dated 09/30/22 at 3.320%, due on 11/04/22 with a maturity value of $5,016,139; collateralized by various Common Stock with an aggregate market value of $5,556,068.	5,000,000	$5,000,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $2,300,588; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $2,555,448.	2,300,000	2,300,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $7,204,438; collateralized by various Common Stock with an aggregate market value of $8,009,648.	7,200,000	7,200,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $5,001,313; collateralized by various Common Stock with an aggregate market value of $5,501,444.	5,000,000	5,000,000

		71,877,206

Time Deposit—0.3%
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (d)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $204,863,786)		204,896,821

Total Investments—135.1% (Cost $2,207,974,270)		2,040,388,593
Other assets and liabilities (net)—(35.1)%		(529,857,084)

Net Assets—100.0%		$1,510,531,509

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of September 30, 2022, the market value of restricted securities was $1,878,064, which is 0.1% of net assets. See details shown in the Restricted Securities table that follows.
(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $237,132,652 and the collateral received consisted of cash in the amount of $204,862,304 and non-cash collateral with a value of $39,108,996. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Principal amount of security is adjusted for inflation.
(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $295,062,355, which is 19.5% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Ruby Pipeline LLC, 8.000%, 04/01/22	01/24/18	$2,262,727	$2,395,662	$1,878,064

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	12/30/22	1,210	USD	248,522,657	$(3,657,168)
U.S. Treasury Note 5 Year Futures	12/30/22	232	USD	24,941,813	(889,880)

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	12/20/22	(142)	USD	(16,824,781)	797,535

Net Unrealized Depreciation					$(3,749,513)

BHFTI-357

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M LIBOR	Quarterly	1.026%	Semi-Annually	07/24/25	USD	47,170,000	$(2,832,846)	$—	$(2,832,846)
Pay	3M LIBOR	Quarterly	1.034%	Semi-Annually	07/24/25	USD	34,890,000	(2,090,229)	—	(2,090,229)
Pay	3M LIBOR	Quarterly	1.073%	Semi-Annually	07/24/25	USD	23,585,000	(1,396,062)	—	(1,396,062)
Pay	3M LIBOR	Quarterly	1.390%	Semi-Annually	09/28/25	USD	54,410,000	(2,800,635)	—	(2,800,635)
Receive	3M LIBOR	Semi-Annually	1.773%	Quarterly	07/24/53	USD	3,940,000	1,092,908	—	1,092,908
Receive	3M LIBOR	Semi-Annually	1.785%	Quarterly	07/24/53	USD	2,915,000	801,875	—	801,875
Receive	3M LIBOR	Semi-Annually	1.808%	Quarterly	07/24/53	USD	1,970,000	533,756	—	533,756
Receive	3M LIBOR	Semi-Annually	1.870%	Quarterly	09/28/53	USD	4,645,000	1,182,543	—	1,182,543

Totals								$(5,508,690)	$—	$(5,508,690)

(1)	There were no upfront premiums paid or (received), therefore the market value equals unrealized appreciation/(depreciation)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-358

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,025,132,848	$—	$1,025,132,848
Total Corporate Bonds & Notes*	—	460,322,997	—	460,322,997
Total Asset-Backed Securities*	—	171,104,525	—	171,104,525
Total Mortgage-Backed Securities*	—	112,369,207	—	112,369,207
Total Municipals*	—	8,608,961	—	8,608,961
Total Foreign Government*	—	1,434,030	—	1,434,030
Short-Term Investments
Discount Note	—	9,795,753	—	9,795,753
Mutual Funds	32,423,572	—	—	32,423,572
U.S. Treasury	—	14,299,879	—	14,299,879
Total Short-Term Investments	32,423,572	24,095,632	—	56,519,204
Total Securities Lending Reinvestments*	—	204,896,821	—	204,896,821
Total Investments	$32,423,572	$2,007,965,021	$—	$2,040,388,593

Collateral for Securities Loaned (Liability)	$—	$(204,862,304)	$—	$(204,862,304)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$797,535	$—	$—	$797,535
Futures Contracts (Unrealized Depreciation)	(4,547,048)	—	—	(4,547,048)
Total Futures Contracts	$(3,749,513)	$—	$—	$(3,749,513)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$3,611,082	$—	$3,611,082
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(9,119,772)	—	(9,119,772)
Total Centrally Cleared Swap Contracts	$—	$(5,508,690)	$—	$(5,508,690)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-359

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—97.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
Textron, Inc.	267,900	$15,607,854

Airlines—1.2%
Alaska Air Group, Inc. (a) (b)	263,100	10,300,365

Auto Components—2.6%
Aptiv plc (a)	120,500	9,424,305
BorgWarner, Inc.	423,900	13,310,460

		22,734,765

Banks—4.3%
Huntington Bancshares, Inc. (b)	604,000	7,960,720
Prosperity Bancshares, Inc. (b)	198,000	13,202,640
Zions Bancorp N.A.	318,900	16,219,254

		37,382,614

Building Products—1.0%
Owens Corning	109,300	8,592,073

Capital Markets—1.6%
Bank of New York Mellon Corp. (The)	349,800	13,474,296

Chemicals—3.4%
Corteva, Inc.	155,000	8,858,250
RPM International, Inc. (b)	127,000	10,580,370
Westlake Corp. (b)	115,600	10,043,328

		29,481,948

Commercial Services & Supplies—0.6%
Republic Services, Inc.	40,500	5,509,620

Communications Equipment—1.0%
Motorola Solutions, Inc.	40,700	9,115,579

Containers & Packaging—5.4%
AptarGroup, Inc. (b)	119,600	11,365,588
Avery Dennison Corp.	80,700	13,129,890
Crown Holdings, Inc. (b)	130,000	10,533,900
Packaging Corp. of America (b)	104,500	11,734,305

		46,763,683

Electric Utilities—3.0%
Alliant Energy Corp.	242,700	12,860,673
Xcel Energy, Inc.	209,800	13,427,200

		26,287,873

Electrical Equipment—1.6%
Hubbell, Inc. (b)	64,100	14,294,300

Electronic Equipment, Instruments & Components—3.2%
Amphenol Corp. - Class A	200,700	13,438,872
Flex, Ltd. (a)	884,000	14,727,440

		28,166,312

Entertainment—1.2%
Live Nation Entertainment, Inc. (a) (b)	135,100	10,273,004

Equity Real Estate Investment Trusts—8.7%
Alexandria Real Estate Equities, Inc. (b)	126,000	17,663,940
American Homes 4 Rent - Class A (b)	288,000	9,449,280
Camden Property Trust	63,100	7,537,295
Equity LifeStyle Properties, Inc. (b)	205,000	12,882,200
Lamar Advertising Co. - Class A	172,500	14,229,525
National Retail Properties, Inc.	343,000	13,671,980

		75,434,220

Food & Staples Retailing—2.4%
Sysco Corp.	292,000	20,647,320

Food Products—2.6%
Archer-Daniels-Midland Co.	118,700	9,549,415
Tyson Foods, Inc. - Class A	196,900	12,981,617

		22,531,032

Health Care Equipment & Supplies—2.5%
Cooper Cos., Inc. (The) (b)	42,000	11,083,800
Hologic, Inc. (a)	168,000	10,839,360

		21,923,160

Health Care Providers & Services—3.1%
Molina Healthcare, Inc. (a)	34,300	11,313,512
Quest Diagnostics, Inc. (b)	124,500	15,274,905

		26,588,417

Hotels, Restaurants & Leisure—3.2%
Hilton Worldwide Holdings, Inc.	105,200	12,689,224
Yum! Brands, Inc.	142,700	15,174,718

		27,863,942

Household Durables—1.0%
Newell Brands, Inc. (b)	617,200	8,572,908

Insurance—11.5%
Alleghany Corp. (a)	25,301	21,236,900
Allstate Corp. (The)	85,300	10,622,409
American Financial Group, Inc.	112,300	13,805,039
Everest Re Group, Ltd. (b)	46,300	12,150,972
Old Republic International Corp. (b)	531,000	11,113,830
Progressive Corp. (The)	151,400	17,594,194
W.R. Berkley Corp.	201,500	13,012,870

		99,536,214

IT Services—5.8%
DXC Technology Co. (a)	365,000	8,935,200
Genpact, Ltd.	362,800	15,879,756
Global Payments, Inc.	116,400	12,577,020
Maximus, Inc. (b)	221,000	12,789,270

		50,181,246

BHFTI-360

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—9.4%
AGCO Corp.	133,700	$12,857,929
Lincoln Electric Holdings, Inc. (b)	74,200	9,328,424
Middleby Corp. (The) (a) (b)	101,600	13,022,072
Oshkosh Corp. (b)	116,000	8,153,640
Parker-Hannifin Corp.	48,100	11,655,111
Toro Co. (The) (b)	184,300	15,938,264
Xylem, Inc. (b)	118,900	10,387,104

		81,342,544

Metals & Mining—3.2%
Franco-Nevada Corp.	78,000	9,319,440
Reliance Steel & Aluminum Co.	52,900	9,226,289
Steel Dynamics, Inc. (b)	125,500	8,904,225

		27,449,954

Oil, Gas & Consumable Fuels—2.9%
Coterra Energy, Inc. (b)	531,500	13,882,780
Devon Energy Corp. (b)	193,700	11,647,181

		25,529,961

Professional Services—2.4%
Leidos Holdings, Inc.	166,000	14,520,020
ManpowerGroup, Inc.	103,000	6,663,070

		21,183,090

Road & Rail—2.0%
J.B. Hunt Transport Services, Inc.	50,400	7,883,568
Landstar System, Inc. (b)	64,400	9,297,428

		17,180,996

Semiconductors & Semiconductor Equipment—2.0%
MKS Instruments, Inc. (b)	134,100	11,082,024
Skyworks Solutions, Inc. (b)	70,000	5,968,900

		17,050,924

Specialty Retail—1.4%
Ross Stores, Inc. (b)	149,200	12,573,084

Technology Hardware, Storage & Peripherals—0.9%
Hewlett Packard Enterprise Co. (b)	653,300	7,826,534

Trading Companies & Distributors—0.9%
United Rentals, Inc. (a)	27,400	7,401,288

Total Common Stocks (Cost $815,990,744)		848,801,120

Short-Term Investment—2.1%
Security Description	Principal Amount*	Value

Repurchase Agreement—2.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $17,841,417; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $18,196,611.	17,839,782	$17,839,782

Total Short-Term Investments (Cost $17,839,782)		17,839,782

Securities Lending Reinvestments (c)—19.2%

Certificates of Deposit—5.3%
Bank of Montreal 3.400%, FEDEFF PRV + 0.320%, 10/04/22 (d)	2,000,000	2,000,000
Bank of Nova Scotia 3.470%, SOFR + 0.510%, 03/15/23 (d)	2,000,000	2,000,000
Barclays Bank plc 3.430%, SOFR + 0.450%, 10/07/22 (d)	2,000,000	2,000,088
Citibank N.A. 3.360%, SOFR + 0.380%, 03/27/23 (d)	2,000,000	1,999,704
Cooperatieve Rabobank UA
3.350%, SOFR + 0.370%, 03/20/23 (d)	4,000,000	4,000,000
3.490%, SOFR + 0.530%, 02/01/23 (d)	3,000,000	3,002,460
Credit Agricole Corp. & Investment Bank (NY) 3.690%, 12/21/22	3,000,000	3,000,474
Credit Agricole S.A. 3.450%, FEDEFF PRV + 0.370%, 11/18/22 (d)	2,000,000	2,000,312
Credit Industriel et Commercial 3.340%, SOFR + 0.380%, 10/25/22 (d)	2,000,000	2,000,234
Credit Suisse (NY)
3.370%, FEDEFF PRV + 0.290%, 10/12/22 (d)	2,000,000	2,000,052
3.370%, FEDEFF PRV + 0.290%, 10/17/22 (d)	2,000,000	2,000,064
Mizuho Bank, Ltd.
3.300%, SOFR + 0.320%, 10/26/22 (d)	3,000,000	3,000,000
3.310%, SOFR + 0.330%, 10/11/22 (d)	2,000,000	1,999,812
National Australia Bank, Ltd. 3.360%, SOFR + 0.400%, 11/04/22 (d)	1,000,000	1,000,000
Natixis S.A. (New York)
3.460%, SOFR + 0.500%, 12/01/22 (d)	1,000,000	1,000,446
3.460%, SOFR + 0.500%, 02/13/23 (d)	2,000,000	2,001,586
Norinchukin Bank 3.250%, SOFR + 0.270%, 11/21/22 (d)	1,000,000	1,000,057
Royal Bank of Canada 3.210%, SOFR + 0.250%, 01/11/23 (d)	2,000,000	2,000,238
Standard Chartered Bank (NY) 3.610%, FEDEFF PRV + 0.530%, 01/17/23 (d)	1,000,000	1,000,631
Sumitomo Mitsui Trust Bank, Ltd. 3.300%, SOFR + 0.340%, 10/11/22 (d)	2,000,000	2,000,084
Toronto-Dominion Bank (The)
3.340%, SOFR + 0.360%, 03/21/23 (d)	2,000,000	2,000,000
3.570%, FEDEFF PRV + 0.490%, 12/23/22 (d)	1,000,000	1,000,460
Westpac Banking Corp. 3.190%, SOFR + 0.230%, 02/17/23 (d)	2,000,000	1,999,380

		46,006,082

BHFTI-361

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.8%
DNB Bank ASA
3.440%, SOFR + 0.480%, 06/02/23 (d)	3,000,000	$3,001,209
Skandinaviska Enskilda Banken AB 3.370%, SOFR + 0.390%, 11/03/22 (d)	2,000,000	2,000,320
UBS AG 3.550%, SOFR + 0.570%, 03/23/23 (d)	2,000,000	2,000,000

		7,001,529

Repurchase Agreements—9.4%
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $28,532,578; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $29,096,078.	28,525,566	28,525,566
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $10,002,558; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $10,225,508.	10,000,000	10,000,000
National Bank of Canada Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $5,903,522; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $6,033,049.	5,900,000	5,900,000
Natwest Markets Securities, Inc. Repurchase Agreement dated 09/30/22 at 2.970%, due on 10/03/22 with a maturity value of $14,003,465; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 10/31/22 - 08/31/28, and an aggregate market value of $14,283,535.	14,000,000	14,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $600,377; collateralized by various Common Stock with an aggregate market value of $668,158.	600,000	600,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $2,900,725; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $2,959,972.	2,900,000	2,900,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $900,230; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate value of $999,958.	900,000	900,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.160%, due on 10/03/22 with a maturity value of $1,000,263; collateralized by various Common Stock with an aggregate market value of $1,112,451.	1,000,000	1,000,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $1,000,616; collateralized by various Common Stock with an aggregate market value of $1,112,451.	1,000,000	1,000,000
TD Prime Services LLC
Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $17,004,463; collateralized by various Common Stock with an aggregate market value of $18,704,910.	17,000,000	17,000,000

		81,825,566

Time Deposit—0.2%
National Bank of Canada 3.120%, OBFR + 0.050%, 10/07/22 (d)	2,000,000	2,000,000

Mutual Funds—3.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 2.850% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 2.940% (e)	10,000,000	10,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (e)	15,000,000	15,000,000

		30,000,000

Total Securities Lending Reinvestments (Cost $166,825,674)		166,833,177

Total Investments—119.1% (Cost $1,000,656,200)		1,033,474,079
Other assets and liabilities (net)—(19.1)%		(165,720,930)

Net Assets—100.0%		$867,753,149

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $169,435,648 and the collateral received consisted of cash in the amount of $166,826,840 and non-cash collateral with a value of $6,681,645. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.

BHFTI-362

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of September 30, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$848,801,120	$—	$—	$848,801,120
Total Short-Term Investment*	—	17,839,782	—	17,839,782
Securities Lending Reinvestments
Certificates of Deposit	—	46,006,082	—	46,006,082
Commercial Paper	—	7,001,529	—	7,001,529
Repurchase Agreements	—	81,825,566	—	81,825,566
Time Deposit	—	2,000,000	—	2,000,000
Mutual Funds	30,000,000	—	—	30,000,000
Total Securities Lending Reinvestments	30,000,000	136,833,177	—	166,833,177
Total Investments	$878,801,120	$154,672,959	$—	$1,033,474,079

Collateral for Securities Loaned (Liability)	$—	$(166,826,840)	$—	$(166,826,840)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-363

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—84.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—33.0%
Fannie Mae 15 Yr. Pool
3.000%, 06/01/32	54,512	$50,805
3.000%, 10/01/32	5,639	5,256
3.000%, 02/01/33	2,000,489	1,864,454
3.000%, 03/01/33	273,322	254,724
3.000%, 04/01/33	213,756	199,208
3.000%, 05/01/33	90,936	84,700
3.000%, 06/01/33	38,817	36,177
3.000%, 07/01/33	198,574	184,886
3.000%, 08/01/33	919,275	856,698
3.000%, 10/01/33	204,659	190,661
3.000%, 11/01/33	131,363	122,419
3.000%, 12/01/33	70,758	65,940
3.000%, 01/01/34	63,396	59,075
3.000%, 02/01/34	111,600	104,005
3.000%, 03/01/34	272,943	254,183
3.000%, 05/01/34	136,007	126,659
5.000%, 03/01/23	42	42
Fannie Mae 20 Yr. Pool
2.000%, 11/01/41	2,331,143	1,951,241
2.500%, 04/01/42	5,240,539	4,487,790
3.000%, 05/01/42	6,464,039	5,740,486
3.500%, 07/01/32	1,164,605	1,098,824
3.500%, 01/01/34	776,898	729,174
4.000%, 11/01/31	475,546	453,699
4.000%, 08/01/32	379,835	360,668
Fannie Mae 30 Yr. Pool
2.000%, 01/01/51	172,098	140,606
2.000%, 02/01/51	417,336	340,519
2.000%, 03/01/51	87,949	71,714
2.000%, 04/01/51	3,220,984	2,622,774
2.000%, 08/01/51	1,666,318	1,356,905
2.000%, 10/01/51	92,754	75,495
2.000%, 01/01/52	670,437	544,878
2.000%, 02/01/52	1,062,170	863,069
2.000%, 03/01/52	1,847,047	1,506,091
2.500%, 06/01/50	675,627	572,031
2.500%, 09/01/50	476,777	403,607
2.500%, 10/01/50	2,938,152	2,496,693
2.500%, 11/01/50	557,419	473,335
2.500%, 01/01/51	515,117	436,780
2.500%, 02/01/51	69,972	59,215
2.500%, 03/01/51	289,856	245,241
2.500%, 04/01/51	249,048	210,978
2.500%, 05/01/51	431,721	365,750
2.500%, 06/01/51	171,028	144,521
2.500%, 07/01/51	89,586	76,572
2.500%, 09/01/51	462,466	392,267
2.500%, 10/01/51	3,705,339	3,122,894
2.500%, 11/01/51	740,177	629,736
2.500%, 12/01/51	5,147,756	4,365,907
2.500%, 02/01/52	953,063	805,351
2.500%, 03/01/52	663,506	561,109
2.500%, 04/01/52	386,279	325,925
3.000%, 09/01/42	953,026	854,981
3.000%, 10/01/42	617,605	554,226

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 11/01/42	1,389,610	1,246,199
3.000%, 06/01/43	137,681	123,172
3.000%, 07/01/43	303,447	271,553
3.000%, 10/01/43	310,893	278,038
3.000%, 01/01/45	277,904	249,237
3.000%, 08/01/46	142,978	127,324
3.000%, 09/01/46	423,965	377,537
3.000%, 10/01/46	177,470	157,660
3.000%, 11/01/48	733,477	654,011
3.000%, 09/01/49	624,233	552,811
3.000%, 11/01/49	134,040	117,730
3.000%, 02/01/50	622,300	549,168
3.000%, 03/01/50	547,899	480,879
3.000%, 04/01/50	891,753	788,751
3.000%, 08/01/50	307,570	271,060
3.000%, 11/01/50	479,668	423,938
3.000%, 05/01/51	170,653	150,523
3.000%, 06/01/51	501,427	442,336
3.000%, 09/01/51	608,725	533,713
3.000%, 10/01/51	1,537,872	1,348,591
3.000%, 11/01/51	1,659,034	1,461,291
3.000%, 12/01/51	93,190	81,745
3.000%, 01/01/52	656,022	580,854
3.000%, 03/01/52	96,248	85,144
3.000%, 04/01/52	488,283	426,220
3.500%, 11/01/42	1,377,181	1,261,540
3.500%, 11/01/46	225,007	207,545
3.500%, 07/01/47	1,004,499	923,205
3.500%, 10/01/47	65,720	60,342
3.500%, 12/01/47	2,530,418	2,312,432
3.500%, 06/01/49	295,993	270,702
3.500%, 08/01/50	68,386	62,529
3.500%, 05/01/51	215,537	195,028
3.500%, 07/01/51	1,442,237	1,313,097
3.500%, 12/01/51	186,449	168,356
3.500%, 01/01/52	382,621	347,398
3.500%, 03/01/52	579,553	525,088
3.500%, 04/01/52	1,451,694	1,311,742
3.500%, 05/01/52	1,863,199	1,686,550
4.000%, 10/01/39	47,171	44,973
4.000%, 11/01/40	1,247,730	1,189,398
4.000%, 01/01/42	135,525	128,525
4.000%, 04/01/42	197,038	187,821
4.000%, 09/01/42	951,412	906,898
4.000%, 10/01/42	121,529	115,825
4.000%, 11/01/42	115,297	107,833
4.000%, 06/01/43	118,391	110,871
4.000%, 08/01/43	180,161	171,012
4.000%, 09/01/43	807,243	766,671
4.000%, 10/01/43	138,028	131,563
4.000%, 02/01/44	50,354	47,647
4.000%, 04/01/44	61,271	57,966
4.000%, 02/01/45	66,385	63,014
4.000%, 06/01/45	33,953	32,363
4.000%, 12/01/45	466,413	443,054

BHFTI-364

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 03/01/46	33,953	$31,759
4.000%, 05/01/46	21,826	20,556
4.000%, 09/01/47	8,718	8,158
4.000%, 05/01/48	416,265	392,085
4.000%, 10/01/48	742,048	701,031
4.000%, 05/01/52	99,133	92,462
4.000%, 06/01/52	1,768,036	1,647,011
4.000%, 07/01/52	2,175,007	2,023,427
4.500%, 12/01/40	805,352	789,033
4.500%, 08/01/41	71,229	69,784
4.500%, 11/01/41	442,866	433,862
4.500%, 12/01/43	101,754	98,899
4.500%, 10/01/44	554,190	542,951
4.500%, 02/01/45	224,291	217,406
4.500%, 03/01/46	98,156	96,173
4.500%, 05/01/48	28,828	27,874
4.500%, 12/01/48	970,411	941,570
4.500%, 04/01/49	23,563	22,800
4.500%, 09/01/49	111,810	108,533
4.500%, 10/01/49	52,610	50,882
4.500%, 07/01/52	2,493,082	2,382,132
5.000%, 04/01/41	7,496	7,310
5.000%, 06/01/41	22,665	22,411
5.000%, 08/01/41	18,903	18,450
5.000%, 08/01/48	51,994	51,701
5.500%, 12/01/39	248,865	255,787
5.500%, 04/01/40	242,782	250,048
5.500%, 06/01/40	26,635	27,345
5.500%, 05/01/41	95,900	98,770
5.500%, 06/01/41	171,695	176,026
5.500%, 07/01/41	159,087	163,362
5.500%, 12/01/41	327,784	335,533
5.500%, 02/01/42	721,757	741,519
5.500%, 05/01/44	195,086	201,124
6.000%, 01/01/34	37,349	39,237
6.000%, 08/01/34	61,267	64,366
6.000%, 10/01/34	65,926	69,260
6.000%, 11/01/34	44,401	46,232
6.000%, 01/01/35	59,165	61,594
6.000%, 04/01/35	92,436	95,677
6.000%, 06/01/36	152,579	160,300
6.000%, 05/01/37	192,213	201,951
6.000%, 09/01/37	14,850	15,563
6.000%, 10/01/37	165,274	173,648
6.000%, 01/01/38	163,309	171,585
6.000%, 03/01/38	58,817	62,477
6.000%, 07/01/38	27,334	28,775
6.000%, 01/01/40	161,291	169,926
6.000%, 05/01/40	227,998	239,646
6.000%, 07/01/41	206,206	216,993
6.000%, 01/01/42	17,821	18,398
6.500%, 07/01/32	40,946	42,939
6.500%, 12/01/32	12,167	12,653
6.500%, 07/01/35	13,918	14,376
6.500%, 12/01/35	122,315	127,479
6.500%, 08/01/36	205,888	215,023

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.304%, 12M LIBOR + 1.818%, 02/01/42 (a)	30,635	31,042
2.654%, 12M LIBOR + 1.830%, 10/01/41 (a)	6,347	6,332
3.185%, 12M LIBOR + 1.700%, 06/01/42 (a)	19,512	19,723
4.000%, 12M LIBOR + 1.818%, 07/01/41 (a)	14,751	15,098
4.050%, 12M LIBOR + 1.800%, 07/01/41 (a)	12,090	12,372
4.068%, 12M LIBOR + 1.818%, 09/01/41 (a)	6,744	6,898
Fannie Mae Grantor Trust
2.898%, 06/25/27	6,095,551	5,669,327
Fannie Mae Pool
2.500%, 10/01/50	375,331	309,188
2.500%, 05/01/51	388,101	319,464
2.500%, 01/01/52	293,413	240,420
2.500%, 09/01/61	583,754	490,328
3.000%, 08/01/27	36,313	33,970
3.000%, 10/01/27	57,696	53,994
3.000%, 11/01/27	17,767	16,612
3.000%, 12/01/27	31,900	29,853
3.000%, 01/01/28	30,254	28,311
3.000%, 02/01/28	26,355	24,641
3.000%, 03/01/28	32,117	30,340
3.000%, 04/01/28	26,445	24,750
3.000%, 05/01/28	33,260	31,095
3.000%, 06/01/28	30,157	28,193
3.000%, 07/01/28	32,175	30,080
3.000%, 08/01/28	33,092	30,951
3.000%, 09/01/28	36,317	33,951
3.000%, 01/01/29	30,245	28,274
3.000%, 03/01/29	43,587	40,746
3.500%, 09/01/32	1,095,543	1,018,058
3.500%, 10/01/56	1,245,743	1,135,848
4.500%, 08/01/58	123,987	119,944
6.500%, 08/01/39	701,669	720,002
6.651%, 02/01/39	54,552	55,866
Fannie Mae REMICS (CMO)
1.750%, 06/25/42	110,790	99,520
1.750%, 01/25/43	102,425	93,435
3.000%, 05/25/46	1,953,262	1,837,805
3.466%, -1x 1M LIBOR + 6.550%, 06/25/41 (a) (b)	31,725	718
4.004%, 1M LIBOR + 0.920%, 03/25/36 (a)	170,056	171,872
4.014%, 1M LIBOR + 0.930%, 06/25/36 (a)	247,817	250,758
4.250%, 03/25/42	834,238	788,689
4.500%, 12/25/40	51,059	46,166
4.750%, 01/25/41	199,454	187,712
5.000%, 12/25/23	13,415	13,375
5.000%, 12/25/34	122,915	122,738
5.000%, 03/25/35	98,946	98,811
5.000%, 08/25/39	164,276	164,057
5.000%, 02/25/41	80,120	73,659
5.500%, 06/25/35	24,917	25,049
5.500%, 08/25/35	530,146	532,834
6.000%, 06/25/45 (b)	273,868	49,679
Freddie Mac 15 Yr. Gold Pool
3.000%, 06/01/31	302,153	284,954
3.000%, 02/01/32	6,649	6,204
3.000%, 03/01/33	908,907	848,030

BHFTI-365

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
3.000%, 09/01/33	79,958	$74,601
3.000%, 03/01/34	70,313	65,556
6.000%, 01/01/24	13,402	13,401
Freddie Mac 15 Yr. Pool
3.500%, 04/01/33	167,041	158,375
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/33	925,641	853,864
3.500%, 03/01/32	426,934	403,285
3.500%, 06/01/32	1,150,046	1,085,078
3.500%, 07/01/32	387,393	365,930
4.000%, 06/01/33	487,488	465,724
Freddie Mac 20 Yr. Pool
2.000%, 01/01/42	2,292,123	1,918,542
3.500%, 02/01/34	1,746,711	1,639,300
Freddie Mac 30 Yr. Gold Pool
2.000%, 09/01/51	186,040	151,354
3.000%, 11/01/42	95,138	84,992
3.000%, 01/01/43	109,345	98,097
3.000%, 02/01/43	544,881	489,123
3.000%, 03/01/43	5,422,482	4,868,898
3.000%, 06/01/43	1,265,783	1,133,269
3.500%, 04/01/40	71,486	65,893
3.500%, 05/01/40	134,579	124,171
3.500%, 06/01/40	156,280	144,096
3.500%, 07/01/40	22,105	20,356
3.500%, 08/01/40	81,791	75,341
3.500%, 09/01/40	56,074	51,671
3.500%, 10/01/40	30,595	28,135
3.500%, 04/01/42	310,695	286,722
3.500%, 07/01/42	48,619	44,707
3.500%, 08/01/42	31,104	28,540
3.500%, 09/01/42	113,974	104,801
3.500%, 10/01/42	737,405	678,075
3.500%, 01/01/43	245,208	225,599
3.500%, 02/01/43	133,941	123,322
3.500%, 04/01/43	382,763	351,494
3.500%, 05/01/43	171,734	157,918
3.500%, 11/01/44	198,801	182,800
3.500%, 02/01/45	4,133	3,800
3.500%, 06/01/45	8,376	7,687
3.500%, 11/01/45	1,856,794	1,703,429
3.500%, 01/01/46	5,944	5,466
3.500%, 02/01/46	475,202	436,703
3.500%, 05/01/46	595,657	547,716
3.500%, 06/01/46	85,817	78,580
3.500%, 07/01/46	9,372	8,618
3.500%, 08/01/46	66,966	61,598
3.500%, 09/01/46	387,643	356,518
3.500%, 01/01/47	1,164,800	1,069,641
3.500%, 02/01/47	1,029,507	940,640
3.500%, 11/01/47	16,284	14,973
3.500%, 12/01/47	242,091	221,402
4.000%, 11/01/41	3,198	3,054
4.000%, 09/01/42	1,359,916	1,297,708
4.000%, 10/01/42	14,730	13,846

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 11/01/42	193,701	184,743
4.000%, 12/01/42	60,855	58,001
4.000%, 01/01/43	10,680	10,097
4.000%, 02/01/43	97,214	92,390
4.000%, 03/01/43	42,375	40,279
4.000%, 04/01/43	12,216	11,469
4.000%, 05/01/43	143,500	136,213
4.000%, 06/01/43	19,457	18,108
4.000%, 07/01/43	162,892	155,078
4.000%, 08/01/43	115,632	109,884
4.000%, 09/01/43	219,735	208,874
4.000%, 10/01/43	209,037	197,939
4.000%, 01/01/44	165,707	157,711
4.000%, 02/01/44	24,117	22,657
4.000%, 04/01/44	12,218	11,463
4.000%, 07/01/44	313,914	299,638
4.000%, 01/01/45	202,854	192,951
4.000%, 02/01/45	214,742	204,306
4.000%, 05/01/45	345,334	329,645
4.000%, 12/01/45	208,794	198,404
4.000%, 12/01/47	476,930	450,985
4.000%, 05/01/48	239,433	225,856
4.500%, 05/01/39	45,677	44,846
4.500%, 09/01/40	356,416	349,591
4.500%, 02/01/41	34,675	34,009
4.500%, 08/01/41	297,421	289,224
4.500%, 09/01/41	46,011	45,128
4.500%, 10/01/41	89,985	88,256
4.500%, 02/01/44	11,533	11,076
5.000%, 01/01/35	86,847	87,314
5.000%, 05/01/35	38,711	39,028
5.000%, 07/01/35	505,727	510,261
5.000%, 11/01/35	630,106	635,801
5.000%, 06/01/41	851,897	859,605
5.000%, 07/01/41	128,703	129,032
5.500%, 03/01/34	584,444	602,494
5.500%, 07/01/35	396,668	408,754
Freddie Mac 30 Yr. Pool
2.000%, 03/01/51	92,586	75,469
2.000%, 11/01/51	276,509	224,911
2.500%, 06/01/50	196,894	167,132
2.500%, 11/01/50	2,276,522	1,932,068
2.500%, 12/01/50	315,882	267,618
2.500%, 02/01/51	166,510	140,521
2.500%, 07/01/51	557,212	470,474
2.500%, 09/01/51	3,867,117	3,264,272
2.500%, 11/01/51	1,967,013	1,664,611
2.500%, 01/01/52	2,580,608	2,182,260
2.500%, 03/01/52	585,483	494,374
3.000%, 09/01/48	427,419	377,591
3.000%, 09/01/49	1,689,040	1,502,843
3.000%, 11/01/49	510,810	452,367
3.000%, 03/01/50	232,578	204,599
3.000%, 05/01/50	127,994	113,197
3.000%, 02/01/51	267,369	235,197

BHFTI-366

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
3.000%, 04/01/52	788,718	$691,357
3.500%, 11/01/40	69,824	64,202
3.500%, 12/01/40	51,855	47,662
3.500%, 01/01/46	156,044	143,320
3.500%, 07/01/46	735,558	675,594
3.500%, 07/01/47	253,254	232,203
3.500%, 02/01/48	72,705	66,418
3.500%, 04/01/48	241,904	220,969
3.500%, 04/01/52	1,363,744	1,234,074
3.500%, 05/01/52	388,847	351,769
4.000%, 07/01/49	476,279	449,782
4.000%, 05/01/52	678,081	631,652
4.000%, 06/01/52	1,292,994	1,202,457
4.000%, 07/01/52	199,420	185,325
4.500%, 07/01/40	687,614	673,661
4.500%, 06/01/52	2,144,848	2,057,223
4.500%, 07/01/52	1,192,415	1,139,163
4.500%, 08/01/52	698,694	667,491
5.000%, 06/01/52	99,632	97,162
5.000%, 07/01/52	888,455	870,044
Freddie Mac ARM Non-Gold Pool
2.000%, 12M LIBOR + 1.750%, 12/01/40 (a)	296,690	298,955
2.130%, 12M LIBOR + 1.880%, 10/01/41 (a)	116,828	117,842
2.992%, 12M LIBOR + 1.750%, 09/01/41 (a)	101,668	102,884
3.219%, 12M LIBOR + 1.910%, 05/01/41 (a)	20,009	20,287
3.255%, 12M LIBOR + 1.880%, 04/01/41 (a)	2,439	2,445
3.568%, 12M LIBOR + 1.910%, 05/01/41 (a)	20,087	20,429
3.625%, 12M LIBOR + 1.880%, 09/01/41 (a)	10,065	10,200
3.688%, 12M LIBOR + 1.905%, 10/01/42 (a)	44,955	45,756
3.775%, 12M LIBOR + 1.910%, 06/01/41 (a)	26,034	26,537
4.160%, 12M LIBOR + 1.910%, 06/01/41 (a)	6,655	6,652
Freddie Mac Multifamily Structured Pass-Through Certificates
2.750%, 11/25/22	412,430	410,986
3.750%, 11/25/29	167,854	162,555
3.750%, 11/25/32	1,000,000	944,651
3.990%, 05/25/33 (a)	3,650,000	3,528,452
Freddie Mac Pool
2.500%, 07/01/51	293,042	240,029
Freddie Mac REMICS (CMO)
1.750%, 06/15/42	82,108	74,276
3.218%, 1M LIBOR + 0.400%, 03/15/34 (a)	153,181	151,903
3.500%, 11/15/31	747,904	725,644
3.718%, 1M LIBOR + 0.900%, 02/15/33 (a)	79,784	80,597
4.000%, 01/15/41	4,919,987	4,652,606
4.500%, 02/15/41	9,672	9,338
5.000%, 10/15/34	150,373	150,510
5.000%, 12/15/37	54,942	54,668
5.000%, 03/15/41	264,721	257,329
5.000%, 04/15/41	905,112	910,617
5.000%, 05/15/41	1,036,822	1,050,336
5.500%, 05/15/34	889,410	897,834
5.500%, 11/15/36	338,753	336,905
5.500%, 06/15/41	2,005,554	2,054,667
Ginnie Mae I 30 Yr. Pool
3.000%, 05/15/42	203,160	180,903

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.000%, 04/15/43	72,002	64,302
3.000%, 05/15/43	45,388	40,466
3.000%, 01/15/45	25,579	22,744
3.000%, 02/15/45	43,985	39,073
3.000%, 03/15/45	207,922	184,728
3.000%, 05/15/45	13,815	12,272
3.000%, 06/15/45	19,406	17,296
3.000%, 07/15/45	113,844	101,134
3.500%, 11/15/41	132,305	123,311
3.500%, 02/15/42	96,478	89,621
3.500%, 03/15/42	144,233	134,371
3.500%, 05/15/42	306,152	285,378
3.500%, 06/15/42	187,456	174,743
3.500%, 05/15/50	186,883	173,044
4.000%, 09/15/40	821,987	782,351
4.000%, 10/15/40	42,926	41,334
4.000%, 03/15/41	391,716	374,501
4.000%, 06/15/41	13,949	13,239
4.000%, 09/15/41	78,380	75,427
4.000%, 10/15/41	322,176	308,590
4.000%, 11/15/41	102,879	98,971
4.000%, 12/15/41	290,184	278,839
4.000%, 01/15/42	9,686	9,218
4.000%, 02/15/42	14,849	14,211
4.000%, 03/15/42	99,282	95,294
4.000%, 11/15/42	12,272	11,626
4.000%, 01/15/43	40,828	38,855
4.000%, 03/15/50	32,529	30,870
4.500%, 08/15/39	641,099	631,639
4.500%, 06/15/40	168,931	165,577
4.500%, 07/15/40	40,649	40,045
4.500%, 03/15/41	239,803	236,527
4.500%, 04/15/41	18,734	18,473
5.000%, 03/15/39	27,195	27,430
5.000%, 07/15/39	49,013	49,605
5.000%, 08/15/39	46,126	46,415
5.000%, 09/15/39	31,082	31,351
5.000%, 04/15/40	17,621	17,708
5.000%, 08/15/40	77,980	78,653
5.000%, 04/15/41	51,787	51,790
5.000%, 09/15/41	34,398	34,814
5.500%, 10/15/39	7,546	7,988
6.000%, 06/15/36	383,642	414,405
Ginnie Mae II 30 Yr. Pool
2.500%, 12/20/50	244,516	207,790
3.000%, 12/20/42	550,458	494,166
3.000%, 03/20/43	514,945	459,217
3.000%, 01/20/48	682,263	611,283
3.000%, 09/20/51	4,320,741	3,839,114
3.000%, 04/20/52	98,321	86,142
3.500%, 12/20/42	168,029	155,927
3.500%, 05/20/46	815,261	746,779
3.500%, 06/20/46	2,055,542	1,887,147
3.500%, 11/20/47	134,185	123,551
3.500%, 10/20/48	462,305	426,200

BHFTI-367

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 02/20/52	194,313	$177,485
3.500%, 06/20/52	99,525	90,544
4.000%, 09/20/39	52,935	50,563
4.000%, 10/20/40	7,287	6,959
4.000%, 11/20/40	508,094	485,253
4.000%, 10/20/41	662,025	632,263
4.000%, 11/20/41	253,262	241,866
4.000%, 04/20/42	329,012	314,227
4.000%, 06/20/42	24,703	23,753
4.000%, 10/20/44	581,348	551,688
4.000%, 11/20/44	579,589	549,994
4.000%, 12/20/44	33,193	31,498
4.000%, 08/20/46	98,754	93,735
4.000%, 08/20/48	96,697	91,577
4.000%, 03/20/50	30,251	29,351
4.000%, 04/20/50	304,685	292,641
4.500%, 02/20/40	56,280	55,613
4.500%, 09/20/40	6,017	5,946
4.500%, 08/20/48	505,187	490,511
4.500%, 09/20/48	346,980	336,832
4.500%, 10/20/48	486,273	471,949
4.500%, 01/20/49	74,614	72,377
4.500%, 03/20/50	103,586	100,612
Ginnie Mae II Pool
3.500%, 01/20/48	198,587	179,663
5.470%, 08/20/59 (a)	333	309
Government National Mortgage Association (CMO)
2.500%, 11/20/46	111,721	103,663
2.657%, 1M LIBOR + 0.300%, 08/20/60 (a)	76,347	75,511
2.657%, 1M LIBOR + 0.300%, 09/20/60 (a)	122,180	120,835
2.750%, 02/20/64	1,053,201	1,032,562
2.750%, 05/20/64	174,269	173,836
2.823%, 1M LIBOR + 0.330%, 07/20/60 (a)	131,115	129,628
2.847%, 1M LIBOR + 0.490%, 02/20/61 (a)	56,393	55,995
2.857%, 1M LIBOR + 0.500%, 12/20/60 (a)	187,706	186,393
2.857%, 1M LIBOR + 0.500%, 02/20/61 (a)	14,690	14,584
2.857%, 1M LIBOR + 0.500%, 04/20/61 (a)	64,094	63,611
2.857%, 1M LIBOR + 0.500%, 05/20/61 (a)	160,922	159,756
2.887%, 1M LIBOR + 0.530%, 06/20/61 (a)	88,884	88,306
2.957%, 1M LIBOR + 0.600%, 10/20/61 (a)	313,907	312,173
2.987%, 1M LIBOR + 0.630%, 01/20/62 (a)	331,272	329,492
2.987%, 1M LIBOR + 0.630%, 03/20/62 (a)	190,796	189,802
3.000%, 03/20/63	7,742	7,195
3.007%, 1M LIBOR + 0.650%, 05/20/61 (a)	6,182	6,136
3.057%, 1M LIBOR + 0.700%, 11/20/61 (a)	318,584	317,205
3.057%, 1M LIBOR + 0.700%, 01/20/62 (a)	211,525	210,684
3.086%, -1x 1M LIBOR + 6.100%, 07/20/41 (a) (b)	71,268	6,488
3.250%, 08/20/68	2,593,146	2,503,869
3.264%, 1M LIBOR + 0.250%, 10/20/47 (a)	570,867	561,839
3.314%, 1M LIBOR + 0.300%, 05/20/48 (a)	494,357	488,414
3.314%, 1M LIBOR + 0.300%, 06/20/48 (a)	641,981	631,317
3.360%, 1Y H15 + 0.350%, 08/20/66 (a)	2,314,783	2,300,116
3.469%, 1M LIBOR + 0.530%, 12/16/39 (a)	65,450	65,327
3.494%, 1M LIBOR + 0.480%, 01/20/38 (a)	18,507	18,593
3.510%, 1Y H15 + 0.500%, 05/20/66 (a)	2,138,915	2,130,015

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
3.514%, 1M LIBOR + 0.500%, 07/20/37 (a)	71,693	72,053
3.539%, 1M LIBOR + 0.600%, 11/16/39 (a)	104,003	105,105
4.000%, 12/20/40	1,370,853	1,331,372
4.500%, 05/16/40	27,941	27,795
4.500%, 05/20/40 (b)	2,687	61
4.500%, 12/20/40	1,062,325	1,055,861
5.000%, 12/20/39	3,070,348	3,046,277
5.000%, 03/20/40	1,447,747	1,432,318
5.010%, 09/20/60 (a)	11,367	11,359
5.500%, 04/20/34	206,044	211,580
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.500%, TBA (c)	3,200,000	2,684,187
3.000%, TBA (c)	100,000	87,020

		218,493,456

Federal Agencies—40.7%
Fannie Mae Principal Strip
Zero Coupon, 05/15/30	40,000,000	29,112,235
Federal Farm Credit Banks Funding Corp.
1.050%, 11/17/25	5,000,000	4,535,907
1.300%, 05/13/30	20,000,000	16,081,379
1.600%, 07/15/30	10,000,000	8,146,037
1.980%, 07/13/38	19,515,000	14,068,141
3.700%, 03/24/42	10,000,000	8,322,200
5.480%, 06/27/42	2,000,000	1,885,191
Federal Home Loan Bank
2.125%, 09/14/29	16,000,000	14,016,718
3.250%, 11/16/28	10,000,000	9,541,651
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	10,000,000	7,395,365
Zero Coupon, 09/15/36	10,000,000	5,414,360
Zero Coupon, 12/15/36	45,000,000	24,061,461
6.250%, 07/15/32 (d)	7,568,000	8,805,952
6.750%, 03/15/31	481,000	568,510
Federal National Mortgage Association
Zero Coupon, 11/15/30	10,000,000	7,100,436
6.625%, 11/15/30 (d)	1,430,000	1,670,046
Freddie Mac Strips
Zero Coupon, 07/15/32	17,100,000	11,225,401
Resolution Funding Corp. Interest Strip
Zero Coupon, 01/15/29	7,300,000	5,630,838
Zero Coupon, 07/15/29	7,500,000	5,666,819
Resolution Funding Corp. Principal Strip
Zero Coupon, 01/15/30	23,523,000	17,263,398
Zero Coupon, 04/15/30	35,000,000	25,321,392
Tennessee Valley Authority
0.750%, 05/15/25	5,000,000	4,557,853
2.875%, 09/15/24	7,050,000	6,850,982
Tennessee Valley Authority Generic Strip
Zero Coupon, 07/15/29	8,669,000	6,517,223
Zero Coupon, 01/15/34	12,669,000	7,686,110
United States Department of Housing and Urban Development
2.738%, 08/01/25	5,000,000	4,770,496

BHFTI-368

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
United States International Development Finance Corp.
1.110%, 05/15/29	5,785,714	$5,159,219
1.920%, 12/15/32	10,000,000	8,801,300

		270,176,620

U.S. Treasury—10.8%
U.S. Treasury Bonds
1.625%, 11/15/50	36,000,000	22,350,938
2.000%, 11/15/41	8,000,000	5,725,625
2.250%, 05/15/41	2,000,000	1,511,953
2.875%, 05/15/52 (d)	4,030,000	3,379,533
3.000%, 05/15/45	4,000,000	3,339,062
3.000%, 02/15/48	23,000,000	19,363,125
3.625%, 02/15/44	17,000,000	15,798,711

		71,468,947

Total U.S. Treasury & Government Agencies (Cost $662,299,940)		560,139,023

Foreign Government—12.7%

Sovereign—12.7%
Abu Dhabi Government International Bond
3.125%, 10/11/27 (144A) (d)	2,860,000	2,671,057
Colombia Government International Bond
3.125%, 04/15/31 (d)	5,090,000	3,529,476
Hashemite Kingdom of Jordan Government AID Bond
3.000%, 06/30/25	10,389,000	9,989,818
Indonesia Government International Bond
4.750%, 02/11/29	4,410,000	4,245,432
Israel Government AID Bonds
5.500%, 09/18/23	13,878,000	14,007,989
5.500%, 12/04/23	30,210,000	30,540,621
5.500%, 04/26/24	1,900,000	1,925,520
5.500%, 09/18/33	2,195,000	2,420,606
Mexico Government International Bond
4.500%, 04/22/29	4,650,000	4,300,299
Panama Government International Bond
3.750%, 03/16/25	2,780,000	2,672,578
Peruvian Government International Bond
4.125%, 08/25/27 (d)	2,620,000	2,477,381
Poland Government International Bond
3.250%, 04/06/26 (d)	2,820,000	2,654,466
Qatar Government International Bond
4.000%, 03/14/29 (144A)	2,740,000	2,624,098

Total Foreign Government (Cost $98,887,159)		84,059,341

Corporate Bonds & Notes—0.7%

Diversified Financial Services—0.7%
Private Export Funding Corp.
0.300%, 04/28/23 (144A) (Cost $98,488)	5,000,000	4,901,483

Asset-Backed Securities—0.2%
Security Description	Principal Amount*	Value

Asset-Backed - Student Loan—0.2%
Navient Student Loan Trust
3.684%, 1M LIBOR + 0.600%, 07/26/66 (144A) (a)	569,736	569,374
SLM Student Loan Trust
3.253%, 3M LIBOR + 0.470%, 01/26/26 (a)	1,039,301	1,038,859

Total Asset-Backed Securities (Cost $1,611,798)		1,608,233

Mortgage-Backed Securities—0.2%

Collateralized Mortgage Obligations—0.2%
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,271,535	1,203,967

Total Mortgage-Backed Securities (Cost $1,262,745)		1,203,967

Short-Term Investment—1.2%

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 09/30/22 at 1.100%, due on 10/03/22 with a maturity value of $8,198,193; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/23, with a market value of $8,361,448.	8,197,441	8,197,441

Total Short-Term Investments (Cost $8,197,441)		8,197,441

Securities Lending Reinvestments (e)—2.3%

Repurchase Agreements—1.1%
ING Financial Markets LLC Repurchase Agreement dated 09/30/22 at 2.950%, due on 10/03/22 with a maturity value of $1,945,583; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.250%, maturity dates ranging from 10/20/22 - 05/15/52, and an aggregate market value of $1,984,007.	1,945,105	1,945,105
National Bank Financial, Inc. Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $1,000,256; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 3.875%, maturity dates ranging from 02/15/25 - 09/30/29, and an aggregate market value of $1,022,551.	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/07/22 with a maturity value of $400,239; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.875%, maturity dates ranging from 05/31/23 - 05/15/32, and an aggregate market value of $409,020.	400,000	400,000
Repurchase Agreement dated 09/30/22 at 3.200%, due on 10/07/22 with a maturity value of $1,600,996; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.500%, maturity dates ranging from 11/03/22 - 02/15/52, and various Common Stock with an aggregate market value of $1,753,680.	1,600,000	1,600,000

BHFTI-369

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 09/30/22 at 3.235%, due on 10/07/22 with a maturity value of $900,566; collateralized by various Common Stock with an aggregate market value of $1,002,237.	900,000	$900,000
Societe Generale
Repurchase Agreement dated 09/30/22 at 3.000%, due on 10/03/22 with a maturity value of $100,025; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.875%, maturity dates ranging from 10/31/22 - 08/15/40, and an aggregate market value of $102,068.	100,000	100,000
Repurchase Agreement dated 09/30/22 at 3.050%, due on 10/03/22 with a maturity value of $200,051; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $222,213.	200,000	200,000
Repurchase Agreement dated 09/30/22 at 3.070%, due on 10/03/22 with a maturity value of $100,026; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 1.125%, maturity dates ranging from 03/09/23 - 05/15/40, and various Common Stock with an aggregate market value of $111,106.	100,000	100,000
Repurchase Agreement dated 09/30/22 at 3.170%, due on 10/07/22 with a maturity value of $200,123; collateralized by various Common Stock with an aggregate market value of $222,490.	200,000	200,000
TD Prime Services LLC Repurchase Agreement dated 09/30/22 at 3.150%, due on 10/03/22 with a maturity value of $500,131; collateralized by various Common Stock with an aggregate market value of $550,144.	500,000	500,000

		6,945,105

Mutual Funds—1.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 2.730% (f)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 2.810% (f)	2,000,000	2,000,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.940% (f)	2,000,000	2,000,000

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 2.880% (f)	2,000,000	2,000,000

		8,000,000

Total Securities Lending Reinvestments (Cost $14,945,105)		14,945,105

Total Investments—101.8% (Cost $787,302,676)		675,054,593
Other assets and liabilities (net)—(1.8)%		(11,776,863)

Net Assets—100.0%		$663,277,730

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at September 30, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	All or a portion of the security was held on loan. As of September 30, 2022, the market value of securities loaned was $17,027,519 and the collateral received consisted of cash in the amount of $14,945,105 and non-cash collateral with a value of $2,762,651. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Represents investment of cash collateral received from securities on loan as of September 30, 2022.
(f)	The rate shown represents the annualized seven-day yield as of September 30, 2022.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2022, the market value of 144A securities was $10,766,012, which is 1.6% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	12/20/22	247	USD	31,222,344	$(2,129,164)

Futures Contracts—Short
U.S. Treasury Note 10 Year Futures	12/20/22	(205)	USD	(22,972,813)	1,009,495

Net Unrealized Depreciation					$(1,119,669)

BHFTI-370

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of September 30, 2022 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of September 30, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$560,139,023	$—	$560,139,023
Total Foreign Government*	—	84,059,341	—	84,059,341
Total Corporate Bonds & Notes*	—	4,901,483	—	4,901,483
Total Asset-Backed Securities*	—	1,608,233	—	1,608,233
Total Mortgage-Backed Securities*	—	1,203,967	—	1,203,967
Total Short-Term Investment*	—	8,197,441	—	8,197,441
Securities Lending Reinvestments
Repurchase Agreements	—	6,945,105	—	6,945,105
Mutual Funds	8,000,000	—	—	8,000,000
Total Securities Lending Reinvestments	8,000,000	6,945,105	—	14,945,105
Total Investments	$8,000,000	$667,054,593	$—	$675,054,593

Collateral for Securities Loaned (Liability)	$—	$(14,945,105)	$—	$(14,945,105)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,009,495	$—	$—	$1,009,495
Futures Contracts (Unrealized Depreciation)	(2,129,164)	—	—	(2,129,164)
Total Futures Contracts	$(1,119,669)	$—	$—	$(1,119,669)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-371

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust I (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

BHFTI-372

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including , but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTI-373